April 25, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington  DC  50549

RE: Midland National Life Separate Account C
     File Number 333-108437 - Advantage III Variable Annuity - Advantage II Variable Annuity

Commissioners:

Enclosed for filing is a copy, including exhibits, of Post-Effective Amendment Number 12 to the above referenced Registration Statement.

This amendment is being filed pursuant to paragraph (b) Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any questions about this filing, please contact Fred Bellamy of Sutherland Asbill & Brennan LLP at 202-383-0126.


/s/



Terri Silvius
Assistant Vice President -
Variable Compliance & 38a-1 CCO


cc:       Frederick R. Bellamy
          Sutherland Asbill & Brennan LLP


                                       As filed with the Securities and Exchange Commission on April 28, 2008

                                                                                                      Registration Nos. 333-108437

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         811-07772
                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549
----------------------------------------------------------------------------------------------------------------------------------
                                                               FORM N-4

                                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                           |_|
                                             Pre-Effective Amendment No.                                          |_|

                                         Post-Effective Amendment No.    12                                       |X|
                                                           and
                                                                      --------
                                  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY                             |_|
                                                      ACT OF 1940

                                                 Amendment No.   80                                               |X|
                                                               ------


                                               MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
                                               ----------------------------------------
                                                      (Exact Name of Registrant)

                                               MIDLAND NATIONAL LIFE INSURANCE COMPANY
                                               ---------------------------------------
                                                         (Name of Depositor)

                                               One Midland Plaza, Sioux Falls, SD 57193
                                               ----------------------------------------
                                         (Address of Depositor's Principal Executive Offices)

                                          Depositor's Telephone Number, including Area Code:
                                          --------------------------------------------------
                                                            (605) 335-5700

Name and Address of Agent for Service:                                    Copy to:

Stephen P. Horvat, Jr.                                                    Frederick R. Bellamy, Esq.
Senior Vice President, Legal                                              Sutherland Asbill & Brennan LLP
Midland National Life Insurance Company                                   1275 Pennsylvania Avenue, N.W.
Sammons Financial Group                                                   Washington, DC  20004-2415
525 W. Van Buren
Chicago, IL  60607

                                            Approximate Date of Proposed Public Offering:
                           As soon as practicable after the effective date of this registration statement.


It is proposed that this filing will become effective:
    |_|      Immediately upon filing pursuant to paragraph (b) of Rule 485
    |X|      On May 1, 2008 pursuant to paragraph (b) of Rule 485
    |_|      60 days after filing pursuant to paragraph (a) of Rule 485
    |_|      On                       pursuant to paragraph (a) of Rule 485

   If appropriate check the following box:

|_|This post-effective amendment designates a new effective date for a previously filed post-effective amendment ________ filed ___.
                                                         -------------------

                                                Title of securities being registered:
                                                            Advantage III
                                                             Advantage II
                                       Individual Flexible Premium Variable Annuity Contracts.

                    Advantage III Variable Annuity Prospectus

                                   May 1, 2008

                   Flexible Premium Deferred Variable Annuity
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account C
        Phone: (877) 586-0240 (toll free) Fax: (866) 270-9565 (toll-free)

Please read this prospectus for details on the contract being offered to You and keep it for future reference. This prospectus sets forth the information that a prospective investor should know before investing.

The Advantage III Variable Annuity (the "contract") is a flexible premium deferred annuity designed to be useful to You in meeting Your long-term savings and retirement needs. The minimum initial premium for a non-qualified contract is $10,000. The minimum initial premium for a qualified contract is $2,000.

If You elect the Premium Bonus Rider, We will add the premium bonus to each premium payment that You make in the first contract year. Electing the Premium Bonus Rider may be beneficial to You only if You own the contract for a sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional fee charged for the Premium Bonus Rider. Your expenses will be higher if You elect the Premium Bonus Rider and over time, the value of the premium bonus may be more than offset by the extra fee charged for the Premium Bonus Rider. The Fixed Account interest rate will be reduced by 0.85% for the first nine contract years if this rider is elected.


A Statement of Additional Information ("SAI") about the contract and the Midland National Life Separate Account C is available free of charge by checking the appropriate box on the application form or by writing to Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 or contacting Us at the numbers above. The SAI, dated May 1, 2008, has been filed with the U.S. Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. The table of contents of the SAI is included at the end of this prospectus.

You may allocate Your premiums to Our Fixed Account, unless otherwise noted, and/or to the Separate Account investment divisions (see Definitions) that invest in a specified mutual fund portfolio. You can generally choose a maximum of fifty funds (at any one time including the Fixed Account) among the sixty-six investment divisions shown on the following page (some restrictions may apply). The mutual fund portfolios are part of the following series funds or trusts:


o         AIM Variable Insurance Funds                          o         Lord Abbett Series Fund, Inc
o         Alger American Fund                                   o         MFS(R)Variable Insurance TrustSM
o         American Century Variable Portfolios, Inc.            o         Neuberger Berman AMT Portfolios
o         Calvert Variable Series, Inc.                         o         PIMCO Variable Insurance Trust
o         Fidelity(R)Variable Insurance Products Initial        o         Premier VIT
          Class, and Service Class 2
o         Goldman Sachs Variable Insurance Trust                o         Rydex Variable Trust
o         J.P. Morgan Series Trust II                           o         Van Eck Worldwide Insurance Trust
o         Janus Aspen Series

Your accumulation value in the investment divisions will increase or decrease based on investment performance of the mutual fund portfolios. You bear this risk. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the mutual fund portfolios.

The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. The contracts involve investment risk, including possible loss of principal.


The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.

                     SEPARATE ACCOUNT INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------------

1.        AIM V.I. Financial Services Fund                34.     Goldman Sachs VIT Structured Small Cap Equity
                                                                  Fund

--------------------------------------------------------------------------------------------------------------------------

2.        AIM V.I. Global Health Care Fund                35.       Goldman Sachs VIT Growth and Income Fund

--------------------------------------------------------------------------------------------------------------------------

3.        AIM V.I. Technology Fund                        36.       Goldman Sachs VIT Mid Cap Value Fund

--------------------------------------------------------------------------------------------------------------------------

4.        AIM V.I. Utilities Fund                         37.       JPMorgan Bond Portfolio

--------------------------------------------------------------------------------------------------------------------------

5.        Alger American Capital Appreciation Portfolio1  38.       JPMorgan Small Company Portfolio

--------------------------------------------------------------------------------------------------------------------------

6.        Alger American LargeCap Growth Portfolio2
                                                          39.       Janus Aspen Growth & Income Portfolio

--------------------------------------------------------------------------------------------------------------------------

7.        Alger American Mid-Cap Growth Portfolio         40.     Lord Abbett Series Fund, Inc. Growth and Income
                                                                  Portfolio

--------------------------------------------------------------------------------------------------------------------------

8.        American Century VP Balanced Fund               41.       Lord Abbett Series Fund, Inc. International Portfolio

--------------------------------------------------------------------------------------------------------------------------

9.        American Century VP Capital Appreciation Fund   42.     Lord Abbett Series Fund, Inc. Mid-Cap Value
                                                                  Portfolio

--------------------------------------------------------------------------------------------------------------------------

10.       American Century VP Income & Growth Fund        43.       MFS(R)VIT Growth Series3

--------------------------------------------------------------------------------------------------------------------------

11.       American Century VP Inflation Protection Fund   44.       MFS(R)VIT Investors Trust Series

--------------------------------------------------------------------------------------------------------------------------

12.       American Century VP International Fund          45.       MFS(R)VIT New Discovery Series

--------------------------------------------------------------------------------------------------------------------------

13.       American Century VP Large Company Value         46.       MFS(R)VIT Research Series
        Fund

--------------------------------------------------------------------------------------------------------------------------

14.       American Century VP Mid Cap Value Fund          47.       Neuberger Berman AMT Mid-Cap Growth Portfolio

--------------------------------------------------------------------------------------------------------------------------

15.       American Century VP Ultra(R)Fund                 48.       Neuberger Berman AMT Regency Portfolio

--------------------------------------------------------------------------------------------------------------------------

16.       American Century VP Value Fund                  49.       Neuberger Berman AMT Small-Cap Growth
                                                                    Portfolio4

--------------------------------------------------------------------------------------------------------------------------

17.       Calvert VS Social Equity Portfolio              50.       PIMCO VIT High Yield Portfolio

--------------------------------------------------------------------------------------------------------------------------

18.       Calvert VS Social Mid Cap Growth Portfolio      51.       PIMCO VIT Low Duration Portfolio

--------------------------------------------------------------------------------------------------------------------------

19.       Fidelity VIP Asset Manager: Growth(R)Portfolio   52.       PIMCO VIT Real Return Portfolio

--------------------------------------------------------------------------------------------------------------------------

20.       Fidelity VIP Asset ManagerSM Portfolio          53.       PIMCO VIT Total Return Portfolio

--------------------------------------------------------------------------------------------------------------------------

21.       Fidelity VIP Balanced Portfolio                 54.       Premier VIT OpCap Small Cap Portfolio

--------------------------------------------------------------------------------------------------------------------------

22.       Fidelity VIP Contrafund(R)Portfolio              55.      Rydex VT Government Long Bond 1.2x Strategy
                                                                    Fund

--------------------------------------------------------------------------------------------------------------------------

23.       Fidelity VIP Equity-Income Portfolio            56.       Rydex VT Inverse Government Long Bond Strategy
                                                                    Fund

--------------------------------------------------------------------------------------------------------------------------

24.       Fidelity VIP Growth & Income Portfolio          57.       Rydex VT Inverse NASDAQ-100(R)Strategy Fund5

--------------------------------------------------------------------------------------------------------------------------

25.       Fidelity VIP Growth Opportunities Portfolio     58.       Rydex VT Inverse S&P 500 Strategy Fund

--------------------------------------------------------------------------------------------------------------------------

26.       Fidelity VIP Growth Portfolio                   59.       Rydex VT Nova Fund

--------------------------------------------------------------------------------------------------------------------------

27.       Fidelity VIP High Income Portfolio              60.       Rydex VT NASDAQ-100(R)Fund6

--------------------------------------------------------------------------------------------------------------------------

28.       Fidelity VIP Index 500 Portfolio                61.       Rydex VT Sector Rotation Fund

--------------------------------------------------------------------------------------------------------------------------

29.       Fidelity VIP Investment Grade Bond Portfolio    62.       Rydex VT U.S. Government Money Market Fund

--------------------------------------------------------------------------------------------------------------------------

30.       Fidelity VIP MidCap Portfolio                   63.       Van Eck Worldwide Bond Fund

--------------------------------------------------------------------------------------------------------------------------

31.       Fidelity VIP Money Market                       64.       Van Eck Worldwide Emerging Markets Fund

--------------------------------------------------------------------------------------------------------------------------

32.       Fidelity VIP Overseas Portfolio                 65.       Van Eck Worldwide Hard Assets Fund

--------------------------------------------------------------------------------------------------------------------------

33.       Fidelity VIP Value Strategies Portfolio         66.       Van Eck Worldwide Real Estate Fund

--------------------------------------------------------------------------------------------------------------------------


1 Formerly Alger American Leveraged AllCap Portfolio 4Formerly Neuberger Berman Fasciano Portfolio 2 Formerly Alger American Growth Portfolio 5Fomerly Rydex VT Inverse OTC Strategy Fund 3Formerly MFS(R) VIT Emerging Growth Series 6Formerly Rydex VT OTC Fund


This prospectus generally describes only the variable portion of the contract, except where the Fixed Account is specifically mentioned.

You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.

                                TABLE OF CONTENTS
                                                                                                                    PAGE

DEFINITIONS............................................................................................................8
SUMMARY...............................................................................................................11
      FEATURES OF ADVANTAGE III VARIABLE ANNUITY......................................................................11
            Your "Free Look" Right....................................................................................11
            Your Accumulation value...................................................................................12
            Flexible Premium Payments.................................................................................12
            Investment Choices........................................................................................12
            Transfers.................................................................................................13
            Frequent or Disruptive Transfers..........................................................................13
            Surrenders................................................................................................14
            Administrative Procedures.................................................................................14
            Risk of Increase in Fees and Charges......................................................................14
            Death Benefit.............................................................................................14
            Optional Benefits.........................................................................................15
      ADDITIONAL BENEFITS.............................................................................................15
            Annuitization Bonus Rider.................................................................................15
            Waiver of Surrender Charges for Nursing Home Confinement Rider............................................15
      FEE TABLE.......................................................................................................16
            Periodic Charges Other Than Portfolio Expenses............................................................16
            Range of Annual Operating Expenses for the Portfolios1....................................................17
      EXPENSE EXAMPLES................................................................................................17
      FINANCIAL INFORMATION...........................................................................................19
      CHARGES AND FEES................................................................................................19
            Surrender Charge..........................................................................................19
            Mortality and Expense Risk Charge.........................................................................20
            Annual Maintenance Fee....................................................................................20
            Transfer Fee..............................................................................................20
            Premium Taxes.............................................................................................20
            Optional Rider Charges....................................................................................20
            Loan Charge (TSA Contracts Only)..........................................................................20
ADDITIONAL INFORMATION ABOUT ADVANTAGE III............................................................................20
      SUITABILITY OF THE CONTRACTS....................................................................................20
      OTHER PRODUCTS..................................................................................................21
      INQUIRIES AND CORRESPONDENCE....................................................................................21
      STATE VARIATIONS................................................................................................22
      OUR SEPARATE ACCOUNT AND ITS INVESTMENT DIVISIONS...............................................................22
            The Funds.................................................................................................22
            Investment Policies Of The Funds' Portfolios..............................................................23
            Availability of the Portfolios............................................................................29
      AMOUNTS IN OUR SEPARATE ACCOUNT.................................................................................29
      WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT.......................................................................30
      OUR RIGHT TO CHANGE HOW WE OPERATE OUR SEPARATE ACCOUNT.........................................................30
THE FIXED ACCOUNT.....................................................................................................31
DETAILED INFORMATION ABOUT THE CONTRACT...............................................................................32
      REQUIREMENTS FOR ISSUANCE OF A CONTRACT.........................................................................32
      FREE LOOK.......................................................................................................33
      TAX-FREE "SECTION 1035" EXCHANGES...............................................................................33
      PREMIUM PAYMENTS................................................................................................33
            Allocation of Premium Payments............................................................................34
            Changing Your Premium Allocation Percentages..............................................................34
      YOUR ACCUMULATION VALUE.........................................................................................34
            Transfers of Accumulation value...........................................................................34
      TRANSFER LIMITATIONS............................................................................................35
      SURRENDERS......................................................................................................37
            Waiver of Surrender Charges for Nursing Home Confinement Rider............................................39
      FREE SURRENDER AMOUNT...........................................................................................39
      SYSTEMATIC WITHDRAWALS..........................................................................................40
      LOANS...........................................................................................................41
      DOLLAR COST AVERAGING...........................................................................................42
            Fixed Account Dollar Cost Averaging ("Fixed Account DCA").................................................43
      PORTFOLIO REBALANCING...........................................................................................44
      FIXED ACCOUNT EARNINGS SWEEP PROGRAM............................................................................45
      OPTIONAL RIDERS.................................................................................................45
            Guaranteed Minimum Withdrawal Benefit Rider (GMWB)........................................................45
            Premium Bonus Rider.......................................................................................51
      DEATH BENEFIT...................................................................................................52
      PAYMENT OF DEATH BENEFITS.......................................................................................53
CHARGES, FEES AND DEDUCTIONS..........................................................................................53
      SURRENDER CHARGES ON SURRENDERS.................................................................................53
      MORTALITY AND EXPENSE RISK CHARGE...............................................................................54
      ANNUAL MAINTENANCE FEE..........................................................................................55
      OPTIONAL RIDER CHARGES..........................................................................................55
      TRANSFER CHARGE.................................................................................................55
      LOAN CHARGE (TSA CONTRACTS ONLY)................................................................................56
      CHARGES IN THE FUNDS............................................................................................56
      PREMIUM TAXES...................................................................................................56
      OTHER TAXES.....................................................................................................56
FEDERAL TAX STATUS....................................................................................................56
      INTRODUCTION....................................................................................................56
      ANNUITY CONTRACTS IN GENERAL....................................................................................57
            Qualified and Non-Qualified Contracts.....................................................................57
            Minimum Distribution Rules and Eligible Rollover Distributions............................................58
            Loans.....................................................................................................59
            Diversification and Distribution Requirements.............................................................59
            Surrenders - Non-Qualified Contracts......................................................................59
            Multiple Contracts........................................................................................60
            Withholding...............................................................................................60
            Annuity Payments..........................................................................................60
            Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations................................61
            Taxation of Death benefit Proceeds........................................................................61
            Transfers, Assignments or Exchange of Contracts...........................................................61
            Possible Tax Law Changes..................................................................................61
            Economic Growth and Tax Relief Reconciliation Act of 2001.................................................61
            Separate Account Charges..................................................................................62
            Foreign Tax Credits.......................................................................................62
            Annuity Purchases by Residents of Puerto Rico.............................................................62
      MATURITY DATE...................................................................................................62
            Electing An Annuity Payment Option........................................................................63
            Fixed Payment Options.....................................................................................64
            Variable Payment Options..................................................................................64
            Payment Options...........................................................................................64
            Annuitization Bonus Rider.................................................................................65
            Transfers after Annuitization for Variable Payment Options................................................65
ADDITIONAL INFORMATION................................................................................................65
      MIDLAND NATIONAL LIFE INSURANCE COMPANY.........................................................................65
      FUND VOTING RIGHTS..............................................................................................66
            How We Determine Your Voting Shares.......................................................................66
            Voting Privileges of Participants In Other Companies......................................................67
      OUR REPORTS TO OWNERS...........................................................................................67
      CONTRACT PERIODS, ANNIVERSARIES.................................................................................67
      DIVIDENDS.......................................................................................................67
      PERFORMANCE.....................................................................................................67
      CHANGE OF ADDRESS NOTIFICATION..................................................................................68
      MODIFICATION TO YOUR CONTRACT...................................................................................68
      YOUR BENEFICIARY................................................................................................68
      ASSIGNING YOUR CONTRACT.........................................................................................69
      WHEN WE PAY PROCEEDS FROM THIS CONTRACT.........................................................................69
      DISTRIBUTION OF THE CONTRACTS...................................................................................70
      REGULATION......................................................................................................71
      DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC..............................................................71
      LEGAL PROCEEDINGS...............................................................................................71
      LEGAL MATTERS...................................................................................................71
      FINANCIAL STATEMENTS............................................................................................71
STATEMENT OF ADDITIONAL INFORMATION...................................................................................72
CONDENSED FINANCIAL INFORMATION.......................................................................................73
APPENDIX  I...........................................................................................................84


                                   DEFINITIONS
For Your convenience, below is a glossary of the special terms We use in this prospectus. In this prospectus, these words and phrases are generally in bold face type.

Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Accumulation Value means the sum of the amounts You have in Our Fixed Account and in the investment divisions of Our Separate Account under Your inforce contract.

Annuitant means the person(s), designated by the owner, to whom periodic income will be paid (Payee). This is the person whose life is used to determine the amount and duration of any periodic income involving life contingencies. After the maturity date, the annuitant will be considered the owner unless otherwise stated.

Annuity Unit means the units in the Separate Account, after the maturity date, that are used to determine the amount of the annuity payment.

Annuitization means an election of an annuity payment option.

Annuitize means an election to receive regular income payments from Your contract under one of the annuity payment options. An election to annuitize Your contract may be irrevocable. If You elect to annuitize Your contract, You will no longer be able to exercise any liquidity provision that may have previously been available.

Attained Age means the issue age plus the number of complete contract years since the issue date.

Beneficiary means the person or persons to whom the contract's death benefit will be paid in the event of the death of the annuitant or an owner.

Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading (generally 3:00 p.m. Central Time).

Contract Anniversary means the same date in each contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month. For this purpose, the calendar days of 29, 30 and 31 are not used and We look forward to the first day of the next calendar month. For example, assume a contract is issued on January 29th. Subsequent contract months will begin on the first of each month (February 1, March 1, April 1, etc.).

Contract Year means a year that starts on the issue date or on each anniversary thereafter.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the annuitant or an owner if the contract is still inforce. The death benefit will be paid when We receive due proof of the death of the owner or annuitant and an election of how the death benefit is to be paid, and any other required documents or forms.

Executive Office means Our office located at One Midland Plaza, Sioux Falls, SD 57193. Please use Our Principal office address and telephone number for all correspondence, transaction requests, payments, and inquiries.

Funds mean the investment companies, more commonly called mutual funds, available for investment by Our Separate Account on the issue date or as later changed by Us.

Gain means the difference, if any, between Your accumulation value and the net premiums paid into this contract.


Gross Premium means Your premium Payment(s) before any partial surrenders and any surrender charges.


Guaranteed Amount means the amount equal to the initial premium payment and increased equally by any subsequent premium payments if the Optional Guaranteed Minimum Withdrawal Benefit rider is elected when the contract is issued. If the contract has already been issued, this amount will be the current accumulation value of the Contract increased equally by any subsequent premium payments. The Guaranteed Amount is equal to the maximum payouts that can be received under the rider and is reduced by each withdrawal.

Inforce means the annuitant's life remains insured under the terms of the contract.

Investment Division means a division of Our Separate Account which invests exclusively in the shares of a specified portfolio of the funds.

Issue Age means the age of the annuitant on the last birthday before the issue date.

Issue Date means the date the contract goes into effect and from which contract anniversaries, contract months and contract years are determined.

Maturity Date means the date, specified in Your contract on which income payments will begin. The earliest possible maturity date is the 9th contract anniversary at which time You may annuitize Your full accumulation value. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday.

Net Premium means Your premium payment(s) minus any partial surrenders and any surrender charges.

Owner means the person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the Contract. Owner is referred to as "You" in the Contract.

Payee means the person who is entitled to receive annuity payments after annuitization. On or after the maturity date, the annuitant will be the payee. If the annuitant or an owner dies prior to the maturity date, then the beneficiary is the payee.

Payment Amount means 7% of the initial Guaranteed Amount will be available for withdrawal each contract year until the guaranteed amount is depleted if the Guaranteed Minimum Withdrawal Benefit is elected. The amount is increased by 7% of each subsequent premium payment received. This may be reduced if withdrawals within a contract year exceed the Payment amount.

Principal Office means where You must contact Us to pay premiums or take other action, such as transfers between investment divisions. The address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll free)
                         Fax: (866) 270-9565 (toll free)

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to the Company.

Separate Account means the Midland National Life Separate Account C which receives and invests Your premiums under the contract.


Surrender Value means the Fixed Account accumulation value plus the Separate Account accumulation value on the date of surrender minus any surrender charge, non-vested premium bonus (if any), premium tax and annual maintenance fee less any outstanding loan and loan interest.


Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed by the owner and received by Us at the address shown on the Specification Page of Your contract.

                                     SUMMARY

In this prospectus "We", "Our", "Us", "Midland National", and "Company" mean Midland National Life Insurance Company. "You" and "Your" mean the owner of the contract. We refer to the person who is covered by the contract as the "annuitant," because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the contract. The detailed information appearing later in this prospectus further explains the following summary. Please read this entire Prospectus, your contract, and the Statement of Additional Information for more detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is inforce.

FEATURES OF ADVANTAGE III VARIABLE ANNUITY

The Advantage III Variable Annuity contract provides You with a basic contract to which You can add optional riders. If You choose to add any of these riders, a corresponding charge will be deducted from your accumulation value. The flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the accumulation value and payment of annuity payments on a fixed or variable basis. The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.


The contracts are available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (non-qualified contract) and for retirement plans which do qualify for those tax advantages (qualified contract). This contract does not offer any additional tax benefits when purchased under a qualified plan. See "Suitability of the Contracts" on page 20 for more detailed information.


Replacing an existing annuity with the contract may not be of financial benefit to You. Your existing annuity may be subject to fees or penalties on surrender, and the contract will have new charges.

The contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purpose. You should not buy this contract: (i) if you are looking for a short-term investment; or (ii) if you cannot risk getting back less money than you put in.

This prospectus generally describes only the variable portion of the contract, except where the Fixed Account is specifically mentioned.

Your "Free Look" Right

You can examine the contract and return it to Us for any reason within 30 days after You receive it for a refund of the accumulation value less any credits added by Us (which may be more or less than the premium payments You paid), or if greater and required by Your state, the original amount of Your premium payment. Longer free look periods apply in some states and in certain situations. (See "Free Look" on page 33 for more details).



Your Accumulation value Your accumulation value depends on:

      o     the amount and frequency of premium payments,

      o     the selected portfolio's investment experience,

      o     interest earned on amounts allocated to the Fixed Account,

      o     partial surrenders, and

      o     charges and deductions.


You bear the investment risk under the contract (except for amounts in the Fixed Account). There is no minimum guaranteed accumulation value with respect to any amounts allocated to the Separate Account. (See "Your Accumulation value" on page 34).



Flexible Premium Payments
You can pay additional premium payments at any time prior to annuitization and in whatever amount You want, within certain limits. Your initial Investment(s) must be at least $10,000 for a Non-Qualified Contract and at least $2,000 for a Qualified Contract. Additional investments must be at least $50. By current company practice, we will waive the initial premium for group list bill contracts if each premium payment is at least $50.

Unless You receive approval from Us, the maximum amount of premium You can pay into this contract prior to the maturity date is $5,000,000. In addition, the maximum amount of variable annuity premium that may be deposited with Midland National is limited to $5,000,000 per annuitant or owner (calculation based upon all active contracts). The maximum amount of premium that currently can be allocated or transferred to the Fixed Account prior to the maturity date is limited to $1,000,000 without prior approval from Us. We reserve the right to further restrict or even eliminate the ability to allocate or transfer to the Fixed Account.

Investment Choices
You may allocate Your accumulation value to the investment divisions of Our Separate Account available under this contract or to Our fixed account unless otherwise noted, which pays interest at a declared rate, or to a combination of these options. However, You may not have Your accumulation value allocated to more than 50 investment divisions including the fixed account at any one time.


If You select the Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value according to one of the five asset allocation models designated by Us for this rider. If You choose to invest any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time, the GMWB rider will terminate. For limitations on premium allocations to the Fixed Account, see "THE FIXED ACCOUNT" on page 31

For a full description of the portfolios, see the funds' prospectuses, which accompany this prospectus. (See "Investment Policies Of The Funds' Portfolios" on page23).

Each portfolio pays a different investment management or advisory fee and has different operating expenses. The portfolios may also impose redemption fees, which We would deduct from Your accumulation value. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company. See "Investment Policies Of The Funds' Portfolios" on page 23.


We allocate Your premiums and accumulation value to the investment division(s) You choose. The value of Your contract will fluctuate during the accumulation period depending on the investment option(s) You have chosen. You bear the investment risk of any variable investment option You choose.

Transfers

You may transfer your accumulation value among the Investment Divisions in which you are invested and your allocation to the Fixed Account. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law or pursuant to our agreements with the mutual fund portfolios. We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners. The amount that You can transfer into the Fixed Account is limited. See "THE FIXED ACCOUNT" on page 31 for details. After the maturity date, You may make two transfers each year among the Separate Account investment divisions.


We require a minimum amount, usually $200 (or 100% of an investment division if less than $200), for each transfer.


Currently, We do not charge for making transfers. However, We reserve the right to assess a $15 administrative charge for each transfer after the 12th transfer in a contract year. Completed transfer requests received at Our Principal office before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. See definition of "Business day" on page 8. For limitations on transfers to and from the Fixed Account, see "THE FIXED ACCOUNT" on page 31. For restrictions on transfers due to market timing, see "Transfer Limitations" on page 35.


Frequent or Disruptive Transfers
Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the Fixed Account ("Harmful Trading) can cause risks with adverse effects for other contract owners (and beneficiaries and portfolios). These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some "market timers" attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage"); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

The Rydex portfolios are designed for and affirmatively permit frequent and short-term trading. Therefore, they may be more susceptible to these harmful effects than other portfolios. These portfolios might not be appropriate for long-term investors.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Individuals or organizations that use market-timing strategies and make frequent transfers should not purchase the contract.

Surrenders

You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin. You may also elect a systematic withdrawal option (See "Systematic Withdrawals" on page 40). (Your retirement plan may restrict surrenders.)

You may withdraw up to 10% of Your net premiums contractually (premiums less prior partial surrenders, as determined on the date of the surrender request), once each contract year without incurring a surrender charge. However, by current Company practice, We will allow You to withdraw up to 10% of Your gross premiums without incurring a surrender charge. This is not guaranteed. In addition,, by current Company practice We will allow You to take Your free surrender amount in multiple withdrawals each contract year without incurring a surrender charge. This is not guaranteed. (See "Free Surrender Amount" on page
39).


We may impose a surrender charge on any surrender in excess of the free surrender amount (including surrenders to begin annuity payments), and upon full surrender. We may also deduct an annual maintenance fee. The amount You request plus any surrender charge will be deducted from Your accumulation value. You may take a surrender in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select.


A surrender may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 1/2. Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income. (See "Surrender Charges on Surrenders" on page 53, "FEDERAL TAX STATUS" on page 56, and "Electing An Annuity Payment Option" on page 63.) Surrenders from contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.


Administrative Procedures

We may accept a request for contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, and may include proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements. We will process Your request at the accumulation unit value next determined only after You have met all administrative requirements, commonly known as "in good order."


Risk of Increase in Fees and Charges
Certain fees and charges assessed against the contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum level.

Death Benefit
The Advantage III Variable Annuity contract pays a death benefit when the annuitant or an owner dies before the maturity date if the contract is still inforce. The death benefit is equal to the greater of (a) the accumulation value, less any outstanding loan and loan interest, or (b) net premiums, less any outstanding loan and loan interest; in both cases, measured as of the time We receive due proof of death, an election of how the death benefit is to be paid, and any other documents or forms required. Premium taxes may be deducted from the death benefit proceeds and We may retain any non-vested premium bonus.

If the annuitant or an owner dies on or after the maturity date, then any remaining Guaranteed Amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant's or an owner's death. Other rules relating to distributions at death apply to qualified contracts.

Optional Benefits
The contract offers certain optional benefits or riders. Each of these riders offer a specific benefit that may help You achieve Your long-term financial goals. These riders offer You an opportunity to tailor the Advantage III variable annuity to meet Your specific needs. Since some optional riders cannot be terminated once elected, You should select Your options carefully. The optional riders available under this contract are:

--------------------------------------------------------------------------------
o         Guaranteed Minimum Withdrawal Benefit Rider (GMWB)
--------------------------------------------------------------------------------
o         Premium Bonus Rider
--------------------------------------------------------------------------------


For detailed explanations of these riders, see "Optional Riders" on page 45. We deduct a daily charge for each optional rider against Your Separate Account accumulation value. Charges for these optional riders are in addition to the charges for the basic contract (stated in the FEE TABLE on page 16). The investment divisions' accumulation unit values reflect these charges. For more information on the charges for each rider, see "FEE TABLE" on page 16.


ADDITIONAL BENEFITS

Annuitization Bonus Rider
This rider will be attached to all contracts at no additional charge. When You decide to annuitize Your contract for a minimum of 5 years, We will credit Your accumulation value with an additional percentage (of the Accumulation value) based on the payment option You choose as follows:

      o A 4% annuitization bonus will be credited on any annuity payment option available under this contract that guarantees payment for ten or more years.

      o A 2% annuitization bonus will be credited any annuity payment option available under this contract that guarantees payment for nine years or less.

This rider terminates on the earliest of:

      o     the date the contract to which it is attached terminates;

      o     the Maturity date; or

      o full surrender of the contract or death of the annuitant or an owner, where the Beneficiary does not continue the contract under Spousal Continuance.

Waiver of Surrender Charges for Nursing Home Confinement Rider

This rider will be attached to all contracts issued with annuitants age 75 or less at no additional charge. After the first contract year, We guarantee that We will increase the annual free withdrawal amount available under this contract from 10% of the net premiums to 20% of the net premiums if the annuitant is confined to a qualified nursing care center for a period of at least 90 days and the confinement is medically necessary. See "Waiver of Surrender Charges for Nursing Home Confinement Rider" on page 39 for more details. By current company practice, after the first contract year, We will increase the annual free withdrawal amount available under this contract to 20% of the gross premiums if the annuitant qualifies for benefits under this rider (this increase is not guaranteed).


FEE TABLE

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the contract. The first table lists the fees and expenses that You will pay at the time that You buy the contract, surrender the contract, or transfer accumulation value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses                    Charge
Sales Load Imposed on Purchase                         None
Maximum Surrender Charge (as a percentage of           9.00%
premiums withdrawn)
Transfer Fee                                           $0-$151
Maximum TSA Net Loan Interest Annual Rate* (of         3.0%
amount in loan account)

      *The net loan interest rate is the maximum interest rate We charge (4.5%) less the amount We credit to the Fixed Account balance (1.5%).

Periodic Charges Other Than Portfolio Expenses
The next table lists the fees and expenses that You may pay periodically during the time that You own the contract, not including portfolio company fees and expenses.

                                                                               Guaranteed         Current Charge
                                                                                 Maximum
Annual Maintenance Fee2                                                            $60                 $30
Separate Account Annual Expenses
(as a percentage of average accumulation value)
Mortality and Expense Risk Charge                                                 1.35%               1.35%


Optional Rider Charges:
Guaranteed Minimum Withdrawal Benefit Rider Charge
                                Conservative Asset Allocation Model               0.10%3              0.10%
                                Moderate-Conservative Asset Allocation Model      0.20%3              0.20%
                                Moderate Asset Allocation Model                   0.40%3              0.40%
                                Moderate-Aggressive Asset Allocation Model        0.75%3              0.75%
                                Aggressive Asset Allocation Model                 1.20%3              1.20%
Premium Bonus Rider Charge - (for first nine contract years)                      0.70%               0.65%

Total Separate Account Expenses with the Highest Combination of
Optional Rider Charges                                                            3.25%                3.20%

1We reserve the right to impose a $15 charge for each transfer after the twelfth
(12th) transfer in a contract year.


2The annual maintenance fee is deducted proportionally from the accumulation value at the time of the charge. We reserve the right to change this fee, however, it will not exceed $60 per contract year. The annual maintenance fee is reflected in the examples below by a method intended to show the "average" impact of the annual maintenance fee on an investment in the Separate Account. The annual maintenance fee is deducted only when the net premiums are less than $50,000. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans. In the examples, the annual maintenance fee is approximated as an annual asset charge of 0.35% (guaranteed) or 0.17% (current) based on the average accumulation value of $17,240 as of 12/31/07.

3The guaranteed maximum charge for the Optional Guaranteed Minimum Withdrawal Benefit Rider only applies to the initial purchase of the rider. It does not apply if You elect to step-up the benefit or transfer into a new asset allocation model. See "Guaranteed Minimum Withdrawal Benefit Rider (GMWB)" on page 45.


Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2007 (before any fee waiver or expense reimbursement). Expenses may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.


Total Annual Portfolio Company Operating Expenses                           Lowest           Highest
(expenses that are deducted from portfolio company assets, including management fees, distribution, and/or service (12b-1) fees and other
expenses)                                                                    0.32%            1.68%

1The portfolio expenses used to prepare this table were provided to Us by the fund(s). We have not independently verified such information. The expenses are those incurred as of the fiscal year ending December 31, 2007. Current or future expenses may be higher or lower than those shown.


For information concerning compensation paid for the sale of the contracts, see "Distribution of the Contracts" on page 70.


EXPENSE EXAMPLES


The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and portfolio company operating expenses (for the year ended December 31, 2007).


Both examples assume that You invest $10,000 in the contract for the time periods indicated. The Examples also assume that Your investment has a 5% return each year. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1: Most Expensive - assumes Optional Premium Bonus Rider and Optional Guaranteed Minimum Withdrawal Benefit rider using the aggressive asset allocation model are elected; guaranteed charges; highest portfolio expenses (without voluntary waivers of fees or expenses).

      (1) If You surrender or annuitize Your contract at the end of the applicable time period:

                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5 Years      10 Years
                           ------------ ------------ ------------ -----------

                           $1,369       $2,302       $3,228       $5,447

                           ------------ ------------ ------------ -----------

      (2)   If You do NOT surrender Your contract:

                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5 Years      10 Years
                           ------------ ------------ ------------ -----------

                           $559         $1,672       $2,778       $5,447

                           ------------ ------------ ------------ -----------


Example 2: Least Expensive - assumes Optional Premium Bonus Rider and Optional Guaranteed Minimum Withdrawal Benefit Rider are not elected; current charge levels; lowest portfolio expenses (without voluntary waivers of fees or expenses).

      (1) If You surrender or annuitize Your contract at the end of the applicable time period:

                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5 Years      10 Years
                           ------------ ------------ ------------ -----------

                           $998         $1,210       $1,448       $2,163

                           ------------ ------------ ------------ -----------

      (2)   If You do NOT surrender Your contract:

                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5 Years      10 Years
                           ------------ ------------ ------------ -----------

                           $188         $580         $998         $2,163

                           ------------ ------------ ------------ -----------

The examples do not reflect transfer fees or premium taxes (which may range up to 3.5% depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lower than those shown. The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.


FINANCIAL INFORMATION


Our financial statements, and financial statements for the Separate Account, are in the Statement of Additional Information. You may obtain a free copy of the Statement of Additional Information by checking the appropriate box on the application form, calling Us toll-free at (877) 586-0240, faxing Us at (866) 270-9565, or writing Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266. Condensed financial information for the Separate Account is located on page 73.



CHARGES AND FEES

Surrender Charge

Sales charges are not deducted from premium payments. However, a surrender charge may be assessed against premium payments when they are withdrawn, including full and partial surrenders to effect an annuity and systematic withdrawals. The amount of any surrender charge depends on the number of years between the premium payment and the withdrawal. (See "Surrender Charges on Surrenders" on page 53.)


At the time of a withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount. For example, if at the beginning of Your second contract year Your net premium was $10,000 and Your accumulation value was $8,000, then in the event of a full surrender, the second year surrender charge percentage of 8% would be charged on the $10,000 net premium amount (less the free surrender amount) and not the $8,000 accumulation value amount.

Mortality and Expense Risk Charge

We deduct a 1.35% per annum charge against all accumulation values held in the Separate Account for assuming the mortality and expense and other risks under the contract. (See "Mortality and Expense Risk Charge" on page 54.)


Annual Maintenance Fee

We currently deduct an annual maintenance fee of $30 from each contract. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans, and for contracts with net premiums of $50,000 or more on the contract anniversary. (See "CHARGES, FEES AND DEDUCTIONS" on page 53.)


Transfer Fee
There may be a $15 charge for each transfer in excess of 12 in any one contract year.

Premium Taxes

We will deduct the amount of any premium taxes levied by a state or any government entity from Your accumulation value at surrender, death or annuitization. (See "Premium Taxes" on page 56).


Optional Rider Charges

We deduct an additional fee if You select the optional Premium Bonus Rider or the Optional Guaranteed Minimum Withdrawal Benefit Rider. See "FEE TABLE" on page 16.


Loan Charge (TSA Contracts Only)
Loan interest is charged in arrears on any outstanding loan. Loan interest that is unpaid when due will be added to the outstanding loan at the end of each contract quarter (or, if earlier, on the date of loan repayment, surrender, contract termination, or the death of the owner or annuitant) and will bear interest at the same rate of the loan. We charge an annual interest rate of 3.5% on loans without the Premium Bonus rider and 4.5% on loans with the Premium Bonus rider.

After offsetting the 1.5% annual interest rate that We guarantee We will credit to the portion of Our Fixed Account securing the loan against the maximum loan interest rate of 3.5%, the maximum guaranteed net cost of the loans is 2.0% annually without the Premium Bonus rider.

If you purchase the optional Premium Bonus Rider, the loan interest charges will be increased by 1% to a rate of 4.5% per year. After offsetting the 1.5% annual interest rate, that We guarantee We will credit to the portion of Our Fixed Account securing the loan, against the maximum loan interest rate of 4.5%, the maximum guaranteed net cost of the loans is 3.0% annually.

                   ADDITIONAL INFORMATION ABOUT ADVANTAGE III

SUITABILITY OF THE CONTRACTS

Because of the surrender charge and other expenses, the contracts are not appropriate for short-term investment. In addition, the contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as IRAs and 401(k) plans. The tax-deferred feature of the contracts is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments, make the contract appropriate for their purposes. Before purchasing a contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the contract and the suitability of the investment.

OTHER PRODUCTS

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios. These contracts may have different charges and may offer different benefits. We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs. To obtain more information about these contracts, contact Your agent, or call Us at (877) 586-0240.

INQUIRIES AND CORRESPONDENCE

If You have any questions about Your contract or need to make changes, please contact Your financial representative who sold You the contract, or contact Us at Our Principal office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                       Phone : (877) 586-0240 (toll-free)
                        Fax : (866) 270-9565 (toll-free)

You currently should send correspondence and transaction requests to Us at the address specified above or by facsimile or telephone at the numbers listed above. Our Service Representatives are available between the hours of 7:30 a.m. and 5:00 p.m. (Central Standard Time) Monday through Thursday, and 7:30 a.m. and 3:00 p.m. (Central Standard Time) on Friday, excluding holidays and any day the New York Stock Exchange is not open. Any requests for partial withdrawals, transfers, and surrenders sent to another number or address will not be considered received at Our Principal office and will not receive that day's price. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. We may revoke facsimile and telephone transaction privileges at any time for some or all contract owners.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the annuitant or the owner, or other identifying information. We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile (possible falsification of faxed documents by others) or telephone (possible falsification of contract owner identity) when the original signed request is not sent to Our Principal office. You bear those risks.

Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should mail Your correspondence and transaction request to Our Principal office.

STATE VARIATIONS

Certain provisions of the contracts may be different than the general description in this prospectus, and certain rides and options may not be available, because of legal restrictions in Your state. See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract. See Your agent or contact Our Principal office for additional information that may be applicable to Your state.

OUR SEPARATE ACCOUNT AND ITS INVESTMENT DIVISIONS

The "Separate Account" is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does not involve any SEC supervision of its management or investment contracts. The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the funds. You may allocate part or all of Your premiums to any of the investment divisions of Our Separate Account available under this contract.

The Funds

Each of the 66 portfolios available under the contract is commonly called a mutual fund. Each one is a "series" of one of the following open-end diversified investment companies:


(a)       AIM Variable Insurance Funds,
(b)       Alger American Fund,
(c)       American Century Variable Portfolios, Inc.,
(d)       Calvert Variable Series, Inc.,
(e)       Fidelity(R)Variable Insurance Products,
(f)       Goldman Sachs Variable Insurance Trust,
(g)       J. P. Morgan Series Trust II,
(h)       Janus Aspen Series,
(i)       Lord Abbett Series Fund, Inc.,
(j)       MFS(R)Variable Insurance TrustSM,
(k)       Neuberger Berman AMT Portfolios,
(l)       PIMCO Variable Insurance Trust,
(m)       Premier VIT,
(n)       Rydex Variable Trust, and
(o)       Van Eck Worldwide Insurance Trust.

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge). More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus, and in the fund's Statements of Additional Information. You should read the portfolios' prospectuses carefully before allocating or transferring money to any portfolio.

The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets and/or from "Rule 12b-1" fees deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial, may vary between funds and portfolios, and generally are based on a percentage of the assets in the funds that are attributable to the contracts and other variable insurance products issued by Midland National. These percentages currently range up to 0.50% annually. Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering the contracts, and, in its role as an intermediary, the funds. Midland National and its affiliates may profit from these payments.

Investment Policies Of The Funds' Portfolios
Each portfolio tries to achieve a specified investment objective by following certain investment policies. No one can promise that any portfolio will meet its investment objective. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. You bear the risk that the portfolios You have allocated amounts to will not meet their investment objectives. The objectives of the portfolios are as follows:
----------------------------------- -----------------------------------------------------------------------------------------------
Portfolio                           Objective
-----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------- -----------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund    The funds investment objective is capital growth. The Fund seeks to meet its objective by
- Series I Shares                   investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in  equity securities of issuers  engaged primarily in technology-related industries.


----------------------------------- -----------------------------------------------------------------------------------------------

AIM V.I. Global Health Care         The funds investment objective is  capital growth.  The fund seeks to meet its objectives by
Fund - Series I Shares              investing normally at least 80% of its assets in securities of health care industry companies.


----------------------------------- -----------------------------------------------------------------------------------------------

AIM V.I. Technology Fund -          The funds investment objective is capital growth. The Fund seeks to meet its objective by
Series I Shares                     investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in  equity securities of issuers  engaged primarily in technology-related industries.


----------------------------------- -----------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund - Series    The funds investment objective is capital growth and income.  The Fund seeks to meet its
I Shares                            objective by investing, normally, at least  80% of its net assets, plus the amount of any borrowings for investment purposes,  in equity securities of issuers engaged in utilities-related industries.

-----------------------------------------------------------------------------------------------------------------------------------
Alger American Fund
----------------------------------- -----------------------------------------------------------------------------------------------

Alger American Capital              Seeks long-term capital appreciation.
Appreciation Portfolio1

----------------------------------- -----------------------------------------------------------------------------------------------

Alger American LargeCap             Seeks long-term capital appreciation.
Growth Portfolio2

----------------------------------- -----------------------------------------------------------------------------------------------
Alger American MidCap Growth        Seeks long-term capital appreciation.
Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------

Alger American SmallCap             Seeks long-term capital appreciation.
Growth Portfolio3

-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Balanced        Seeks long-term growth and current income.  Invests approximately 60 percent of its assets
Fund                                in equity securities that management considers to have better than average potential for appreciation and the remainder in bonds and other fixed income securities.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Capital         Seeks capital growth by investing primarily in common stocks that management considers to
Appreciation Fund                   have better-than-average prospects for appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Income &        Seeks capital growth by investing in common stocks. Income is a secondary objective. The
Growth Fund                         Portfolio will seek to achieve its investment objective by investing in common stocks.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Inflation       Seeks long-term total return using a strategy that seeks to protect against U.S. inflation.
Protection Fund
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP                 Seeks capital growth by investing primarily in securities of foreign companies that
International Fund                  management believes to have potential for appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Large           Seeks long-term capital growth.  Income is a secondary objective.  Invests primarily in
Company Value Fund                  equity securities of companies that management believes to be undervalued at the time of purchase.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Mid Cap         Seeks long-term capital growth.  Income is a secondary objective.  Invests primarily in
Value Fund                          equity securities of companies that management believes to be undervalued at the time of purchase.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Ultra(R)          Seeks long-term capital growth by investing in common stocks considered by management
Fund                                to have better-than-average prospects for appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Value           Seeks long-term capital growth with income as a secondary objective.  Invests primarily in
Fund                                equity securities of well-established companies that management believes to be under-valued at the time of purchase.
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc.
----------------------------------- -----------------------------------------------------------------------------------------------
Social Equity Portfolio             Seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Portfolio's investment and social criteria.
----------------------------------- -----------------------------------------------------------------------------------------------
Social Mid Cap Growth Portfolio     Seeks to provide long-term capital appreciation by investing primarily in a nondiversified portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)  Variable Insurance Products
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Asset Manager:                  Seeks to maximize total return by allocating its assets among stocks, bonds, short-term
Growth(R)Portfolio                   instruments, and other investments.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Asset ManagerSM                 Seeks to obtain high total return with reduced risk over the long term by allocating its
Portfolio                           assets among stocks, bonds, and short-term instruments.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Balanced Portfolio              Seeks income and capital growth consistent with reasonable risk.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Contrafund(R)                   Seeks long-term capital appreciation.
Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Equity-Income                   Seeks reasonable income by investing primarily in income-producing equity securities.  In
Portfolio                           choosing these securities, the Investment Manager will consider the potential for capital appreciation.  The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Growth & Income Portfolio       Seeks high total return, combining current income and capital appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Growth Opportunities            Seeks to provide capital growth.
Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Growth                          Seeks to achieve capital appreciation.
Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------
VIP High Income                     Seeks a high level of current income, while also considering growth of capital.
Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Index 500                       Seeks to provide investment results that correspond to the total return of common stocks
Portfolio                           publicly traded in the United States by duplicating the composition and total return of the
                                    Standard & Poor's Composite Index of 500 stocks.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Investment                      Seeks as high a level of current income as is consistent with the preservation of capital.
Grade Bond
Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------
VIP MidCap                          Seeks long term growth of capital.
Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Money Market                    VIP Money Market Portfolio seeks as high a level of current income as is consistent with
Portfolio*                          preservation of capital and liquidity by investing in money market instruments.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Overseas                        Seeks long-term growth of capital.
Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Value Strategies Portfolio      Seeks capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------- -----------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured        Seeks long-term growth of capital.
Small Cap Equity Fund
----------------------------------- -----------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and        Seeks long-term growth of capital and growth of income.
Income Fund
----------------------------------- -----------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap           Seeks long-term capital appreciation.
Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
J. P. Morgan Series Trust II
----------------------------------- -----------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio             Seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity.
----------------------------------- -----------------------------------------------------------------------------------------------
JPMorgan Small Company              Seeks to provide high total return from a portfolio of small company stocks.
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------- -----------------------------------------------------------------------------------------------

Janus Aspen Growth and              Seeks long-term capital growth and current income.

Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
----------------------------------- -----------------------------------------------------------------------------------------------
Lord Abbett Growth and Income       Seeks long-term growth of capital and income without excessive fluctuations in market value.
Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------
Lord Abbett International           Seeks long-term capital appreciation, invests primarily in equity securities of non-U.S.
Portfolio                           issuers.
----------------------------------- -----------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value           Seeks capital appreciation through investments, primarily in equity securities, which are
Portfolio                           believed to be undervalued in the marketplace.
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------- -----------------------------------------------------------------------------------------------

MFS(R) Growth Series4                 Seeks capital appreciation. The fund's objective may be changed without shareholder approval.

----------------------------------- -----------------------------------------------------------------------------------------------
MFS(R)Investors Trust Series         Seeks capital appreciation. The fund's objective may be changed without shareholder approval.
----------------------------------- -----------------------------------------------------------------------------------------------
MFS(R)New Discovery Series           Seeks capital appreciation.  The fund's objective may be changed without shareholder approval.
----------------------------------- -----------------------------------------------------------------------------------------------
MFS(R) Research Series                Seeks capital appreciation. The fund's objective may be changed without shareholder approval.
-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust

----------------------------------- -----------------------------------------------------------------------------------------------
Neuberger Berman AMT                Seeks long-term capital growth.

Mid-Cap Growth Portfolio

----------------------------------- -----------------------------------------------------------------------------------------------

Neuberger Berman AMT                Seeks growth of capital.
Regency  Portfolio

----------------------------------- -----------------------------------------------------------------------------------------------

Neuberger Berman AMT                Seeks growth of capital.  The portfolio manager also may consider a company's potential for
Small-Cap Growth Portfolio5         current income prior to selecting it for the fund.

-----------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio      Seeks maximum total return, consistent with preservation of capital and prudent investment management.
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT Low Duration              Seeks maximum total return consistent with preservation of capital and prudent investment
Portfolio                           management.
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio     Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio    Seeks maximum total return, consistent with preservation of capital and prudent investment management.
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT
----------------------------------- -----------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap         The Portfolio seeks capital appreciation. The portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2.2 billion at the time of purchase that the investment sub-adviser (Oppenheimer Capital LLC) believes are undervalued in the marketplace.
----------------------------------- -----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------- -----------------------------------------------------------------------------------------------

Rydex VT Government Long            Seeks to provide investment results that correspond  correspond to a benchmark for U.S.
Bond 1.2x Strategy Fund             Government securities. The Fund's current benchmark is 120% of the price movement of the
                                    Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price of the most recently issued Long Treasury Bond.

----------------------------------- -----------------------------------------------------------------------------------------------

Rydex VT Inverse Government         Seeks to provide  total returns that inversely correlate to the price movements of a
Long Bond Strategy Fund             benchmark for U.S. Treasury debt instuments or futures contracts on a specified debt instrument. The Fund's current benchmark is the inverse (opposite) of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long
                                    Treasury Bond is based on the daily price of the most recently issued Long Treasury Bond.

----------------------------------- -----------------------------------------------------------------------------------------------

Rydex VT Inverse                     Seeks to provide investment results that match the performance of a specific benchmark.
NASDAQ-100(R)  Strategy Fund6         The Fund's current benchmark is the inverse (opposite) of the performance of the Nasdaq
                                    100 Index(R).

----------------------------------- -----------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500            Seeks to provide investment returns that inversely correlate to the daily performance of the
Strategy Fund                       S&P 500(R)Index.

----------------------------------- -----------------------------------------------------------------------------------------------

Rydex VT Nova Fund                  Seeks to  provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500
                                    Index.

----------------------------------- -----------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100(R) Fund7          Seeks to  provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmarkis the Nasdaq 100 Index(R)

----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund       Seeks to provide long-term capital appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------

Rydex VT U.S. Government            Seeks to provide security of principal, high current income, and liquidity.
Money Market Fund*

-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust
----------------------------------- -----------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund         Seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.
----------------------------------- -----------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging          Seeks long-term capital appreciation by investing primarily in equity securities in emerging
Markets Fund                        markets around the world.
----------------------------------- -----------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets       Seeks long-term capital appreciation by investing primarily in "hard asset" securities.
Fund                                Income is a secondary consideration. Hard assets consist of precious metals, natural resources, real estate and commodities.
----------------------------------- -----------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate       Seeks to maximize return by investing in equity securities of domestic and foreign companies
Fund                                that own significant real estate assets or that principally are engaged in the real estate industry.
----------------------------------- -----------------------------------------------------------------------------------------------

*During extended periods of low interest rates, the yields of the money market investment divisions may become extremely low and possibly negative.

1Formerly Alger American Leveraged AllCap Portfolio

2Formerly Alger American Growth Portfolio

3Formerly Alger American Small Capitalization Portfolio. This Investment Division was closed to new investors as of June 15, 2007. If You had money invested in this Investment Division as of the close of business on Thursday, June 14, 2007, You may continue to make additional investments into the portfolio. However, if You redeem or transfer completely out of this Investment Division after this date, You will not be able to reinvest in the portfolio.

4Formerly MFS(R) VIT Emerging Growth Series

5 Formeraly Neuberger Berman AMT Fasciano Portfolio

6Fomerly Rydex VT Inverse OTC Strategy Fund

7Formerly Rydex VT OTC Fund

Invesco Aim Advisors, Inc. manages and Invesco Trimark Investment Management Inc.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited are sub-advisers tothe AIM Variable Insurance Funds. Fred Alger Management, Inc. manages the Alger American Fund. American Century Investment Management, Inc. manages the American Century VP Portfolios and the American Century Global Investment Management, Inc.. Calvert Asset Management Company, Inc. manages the Calvert Variable Series, Inc. Portfolios. Fidelity Management & Research Company manages the VIP Funds. Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust Funds. J. P. Morgan Investment Management Inc. manages the J. P. Morgan Series Trust II. Janus Capital Management LLC, manages the Janus Aspen Series. Lord, Abbett & Co. LLC manages the Lord Abbett Series Fund, Inc. MFS(R)Investment Management manages the MFS(R)Variable Insurance TrustSM. Neuberger Berman Management Inc. manages the Neuberger Berman AMT Portfolios. OpCap Advisors LLC serves as the advisor to Premier VIT. Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. Rydex Investments manages the Rydex Variable Trust. Van Eck Associates Corporation manages the Van Eck Worldwide Insurance Trust.

The funds may make a material change in their investment policies. In that case, We will send you a notice of the change. Within 60 days after You receive the notice, or within 60 days after the effective date of a change, if later, You may transfer any amount that You have in that investment division to another investment division. Such a transfer will not count as a transfer allowed after maturity, nor will it be counted for the purpose of determining whether a $15 transfer fee will be assessed (see "Transfers of Accumulation value" on page
34).


The funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans. We currently do not foresee any disadvantages to Our contract owners arising from this use of the funds for mixed and shared funding. The funds will monitor for possible conflicts arising out of this practice. If any such conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interests.

The Fund portfolios available under the contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of any of the funds' portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.


The fund portfolios offered through the contract are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment advisor) will make payments to Us, and the amount of any such payments. We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the contracts, and, in Our role as an intermediary, the funds. We may profit from these payments. on page 70).

Other funds (or available classes) may have lower fees and better overall investment performance.


You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by You, decisions regarding investment allocations should be carefully considered.

In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each fund's prospectus, statement of additional informational information and annual and semi/annual reports. Other sources such as the fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations related to a fund or portfolio. You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

You bear the risk of any decline in the accumulation value of your contract resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.

Availability of the Portfolios
We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio, and substitute share of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

AMOUNTS IN OUR SEPARATE ACCOUNT

The amount You have in each investment division is represented by the value of the accumulation units credited to Your accumulation value for that investment division. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division. Accumulation units are sold or redeemed when You make a full or partial surrender or transfer amounts from an investment division, and to pay the death benefit when the annuitant or an owner dies. We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division's accumulation unit value at the end of that day, if it is a business day. If it is not a business day, We will use the unit value on the next business day. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values. We determine accumulation unit values for the investment divisions at the end of each business day. The accumulation unit value for each investment division is initially set at $10.00. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds. They reflect investment income, the portfolios' realized and unrealized capital gains and losses, and the funds' expenses. The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account currently at an effective annual rate of either 1.35% (for the basic contract only) or up to 3.20% (if You elect both of the optional riders and the aggressive asset allocation model). Additional information on the accumulation unit values is contained in the SAI.

WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our Fixed Account. The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business. The obligations under the contracts are Our obligations. The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

OUR RIGHT TO CHANGE HOW WE OPERATE OUR SEPARATE ACCOUNT

We have the right to modify how We operate the Separate Account. In making any changes, We may not seek approval of contract owners (unless approval is required by law). We have the right to:

      o add investment divisions to, or remove investment divisions from Our Separate Account;

      o     combine two or more divisions within Our Separate Account;

      o withdraw assets relating to Our variable annuities from one investment division and put them into another;

      o eliminate a portfolio's shares and substitute shares of another portfolio of the funds or another open-end, registered investment company. This may happen if the portfolio's shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account's purposes. However, if required, We would first seek approval from the Securities and Exchange Commission and, the insurance regulator where the contract is delivered;

      o end the registration of Our Separate Account under the Investment Company Act of 1940;

      o operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of "interested persons" of Midland under the Investment Company Act of 1940); and

      o operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified. We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

You may want to transfer the amount in that investment division as a result of changes We have made. If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, or to Our Fixed Account, then You may do so, without charge, by writing to Our Principal office. At the same time, You may also change how Your net premiums are allocated.

                                THE FIXED ACCOUNT


You may allocate some or all of Your accumulation value to the Fixed Account, subject to certain limitations described below. The Fixed Account pays interest at a declared rate. If You elect the Premium Bonus Rider, the rate will be reduced by 0.85% currently, for the first nine contract years. The reduced interest rate associated with the Premium Bonus Rider will never fall below 1.50%.


Your surrender value from the Fixed Account is guaranteed to be equal to or higher than 100% of the premium accumulated at a guaranteed interest rate of at least 1.5% per year minus any surrender charges, non-vested premium bonus (if any), partial surrenders, transfers, or fees and expenses.

The Fixed Account supports Our insurance and annuity obligations. Certain states do not permit allocations to and transfers from the Fixed Account. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus which relate to the Fixed Account.

You may not select the Guaranteed Minimum Withdrawal Benefit rider ("GMWB") when money is allocated to the Fixed Account. If money is allocated in the Fixed Account, the money must be transferred to the Separate Account subject to the Fixed Account premium and transfer limitations before this rider can be elected. After the GMWB is selected, You may not invest in the Fixed Account at any time or the GMWB rider will terminate. You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider.

You may accumulate amounts in the Fixed Account by:

o         allocating net premiums,
o         transferring amounts from the investment divisions, or
o         earning interest on amounts You already have in the Fixed Account

Transfers, partial surrenders and allocated deductions reduce this amount. We reserve the right to limit the amount that, over the contract's life, You can allocate to the Fixed Account through allocating premiums and net transfers (amounts transferred in minus amounts transferred out).

The maximum increase to the Fixed Account in any contract year is limited to a total of $5,000, which cannot be exceeded without prior company approval. The sum of new premiums allocated plus any amount transferred from the Separate Account to the Fixed Account cannot exceed a total of $5,000 in any contract year without prior Company approval. Each request to exceed this maximum will be reviewed on a case-by-case basis.

The maximum amount of premium that can be allocated or transferred to the Fixed Account prior to the maturity date is $1,000,000. This amount cannot be exceeded without prior Company approval. Each request to exceed this maximum will be reviewed on a case-by-case basis.

We pay interest on all Your amounts in the Fixed Account. Currently, We intend to declare interest rates in advance and guarantee these rates for one-year periods. You bear the risk that We will not credit interest above the 1.5% minimum. We have complete discretion regarding the rate of interest, if any, that We will credit above the minimum guaranteed rate on the Fixed Account, regardless of the investment performance of any part or all of Our Fixed Account assets.

You may transfer amounts among the investment divisions and between the Fixed Account and any investment divisions (subject to "Transfer Limitations" below). Generally, the total amount transferred out of the Fixed Account in any contract year is limited to 20% of the accumulation value in the Fixed Account at the beginning of the contract year. However, by current Company practice, We will allow you to transfer the greater of $5,000 or 20% of the accumulation value in the Fixed Account at the beginning of the contract year. This is not guaranteed. This limit does not apply to transfers made in a Dollar Cost Averaging program that occur over a period of 12 or more months.

The Fixed Account may not be available in all states. Your state of issue will determine if the Fixed Account is available on Your contract. Please check Your contract form to see if the Fixed Account is available on Your contract.

                     DETAILED INFORMATION ABOUT THE CONTRACT

REQUIREMENTS FOR ISSUANCE OF A CONTRACT

Any person wishing to purchase a Contract may submit an application form and an initial premium payment of at least $10,000, or $2,000 for a qualified contract. By current company practice, We will waive the initial minimum premium requirement for certain qualified contracts enrolled in a bank draft investment program or payroll deduction plan. This sale must take place through a representative who is licensed and registered to sell the contract. The maximum issue age for the contract is 85.


If Your application is complete, then We will accept or reject it within two business days of receipt. If the application is incomplete, then We will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete. Your initial premium is held in a non-interest bearing suspense account (which is part of our general account) until Your contract is issued or Your premium is refunded.

We will allocate Your initial premium payment according to Your instructions if We receive it or accept Your application (whichever is later) at Our Principal office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time). We will then price the accumulation units purchased with Your premium payment at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your initial premium payment or accept Your application (whichever is later) after the close of regular trading on the New York Stock Exchange, We will credit accumulation units at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You. Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among Our Fixed Account and/or investment divisions of Our Separate Account.

We offer variable annuity contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect Your investment performance and accumulation value. To obtain more information about these other contracts, contact Our Principal office.

FREE LOOK

You may cancel your Contract within your 30-day Free Look period. We deem the Free Look period to expire 30 days after you have received your contract. Some states and situations may require a longer Free Look period. To cancel your contract, you need to return your contract to the agent who sold it to you or to our Principal Office. If you cancel your Contract, then we will return:

      1. The accumulation value (which may be more or less than the premium payments you paid), less any premium bonus credit, or

      2. If greater and required by your state, the original amount of your premium payment


TAX-FREE "SECTION 1035" EXCHANGES

You can generally exchange one annuity contract for another in a "tax-free exchange" under the Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both annuities carefully. Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise). You should consult with and rely upon a tax advisor if You are considering a contract exchange.

PREMIUM PAYMENTS


You may pay premiums whenever You want prior to annuitization and in whatever amount You want within certain limits. Your initial investment must be at least $10,000 for a non-qualified contract and at least $2,000 for a qualified contract. Additional investments must be at least $50. By current company practice, We will waive the initial minimum premium requirement for certain qualified contracts enrolled in a bank draft investment program or payroll deduction plan. Premium payments will be credited as of the end of the valuation period in which they are received by us. Investments after the initial payment may be made at any time prior to the maturity date, so long as the annuitant is living. We may refuse to accept certain forms of premium payments or loan repayments (third party checks, traveler's checks, money orders, for example). We reserve the right to accept or reject any form of payment.


Allocation of Premium Payments
You will specify Your desired premium allocation on the contract's application form. Your instructions in Your application will dictate how to allocate Your premiums. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions. We reserve the right to limit the number of investment divisions in which You can have funds invested. Currently, You may allocate to a maximum of 50 investment divisions including the Fixed Account. In certain states, allocations to and transfers from the Fixed Account are not permitted.

If You select the Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not invest any part of Your accumulation value in an investment division that is not a part of the asset allocation model You selected, the Fixed Account or Fixed Account DCA program at any time or the rider will terminate.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Principal office and telling Us what changes You wish to make. These changes will affect transactions as of the date We receive Your request at Our Principal office. Changing Your allocation instructions will not change the way Your existing contract fund is apportioned among the investment divisions or the Fixed Account. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise. (See "Dollar Cost Averaging" on page 39).


YOUR ACCUMULATION VALUE

Your accumulation value is the sum of Your amounts in the various investment divisions and in the Fixed Account. Your accumulation value will vary daily to reflect the investment performance of the investment division(s) you select and any interest credited to your allocations in the Fixed Account, any premium payments, transfers, surrenders, loans, withdrawals, and charges assessed in connection with the contract. There is no guaranteed minimum accumulation value. Transaction and surrender charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

We guarantee amounts allocated to the Fixed Account. Your accumulation value in the Fixed Account will be reduced by the contract fees and charges We deduct and the effects of any contract transactions (loans, surrenders, and transfers) on Your accumulation value in the Fixed Account.

There is no guaranteed minimum accumulation value for amounts allocated to the investment divisions of Our Separate Account. You bear the investment risk. An investment division's performance will cause Your accumulation value to go up or down.

Transfers of Accumulation value
You generally may transfer amounts among the investment divisions and between the Fixed Account and any investment division prior to maturity date, unless otherwise noted.

If You select the GMWB rider, You must invest 100% of Your accumulation value according to one of the five asset allocation models designated by Us for this rider. You may not transfer any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time or the GMWB rider will terminate. The Fixed Account Earnings Sweep program is not available as long as this rider is inforce.


The amount that You can transfer into or out of the Fixed Account is limited. See "THE FIXED ACCOUNT" on page 31 for details. Currently, You may make an unlimited number of transfers of accumulation value in each contract year prior to the maturity date (subject to the "Transfer Limitations" below). However, We reserve the right to assess a $15 charge for each transfer after the 12th transfer in a contract year.

The minimum transfer amount is $200 or 100% of an investment division if less than $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the minimum transfer amount. Completed transfer requests received at Our Principal office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. For information regarding telephone or facsimile requests, see "Inquiries" on page 21. For limitations on transfers to and from the Fixed Account, see "THE FIXED ACCOUNT" on page 31.


After the maturity date, You can make only two transfers per contract year and only among the investment divisions of the Separate Account.

We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.

TRANSFER LIMITATIONS

Frequent, large, programmed, or short-term transfers among investment divisions, such as those associated with "market timing" transactions, can adversely affect the portfolios and the returns achieved by contract owners. In particular, such transfers may dilute the value of the portfolios' shares, interfere with the efficient management of the portfolios' investments, and increase brokerage and administrative costs of the portfolios. In order to try to protect Our contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the "market timing procedures"). Our market timing procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other contract owners or portfolio shareholders.

More specifically, currently Our market timing procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a contract within a five business day period, in which the requests are moving to and from identical investment divisions (for example, a transfer from MFS VIT New Discovery Series to Fidelity VIP Money Market, followed by a transfer from Fidelity VIP Money Market back to MFS VIT New Discovery within five business days).

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters. When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful. We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that contract's transfer privileges and We will not accept another transfer request for 14 business days. We will attempt to inform the contract owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days. If We do not succeed in reaching the contract owner or registered representative by phone, We will send a letter by first class mail to the contract owner's address of record.

We apply Our market timing procedures to all of the investment divisions available under the contracts, including those investment divisions that invest in portfolios that affirmatively permit frequent and short-term trading (such as Rydex portfolios). However, We offer other variable annuity contracts that also offer those portfolios but do not apply market timing procedures with respect to those portfolios (that is, frequent or short-term trading is permitted). In addition, other insurance companies offer variable life insurance and annuity contracts that may permit short-term and frequent trading in those portfolios. Therefore, if You allocate premiums or Your accumulation value to the investment divisions that invest in the Rydex portfolios, You may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, We will take appropriate action to protect others. In particular, We may, and We reserve the right to, reverse a potentially harmful transfer. If so, We will inform the contract owner and/or registered representative. The contract owner will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers. If this occurs, We will attempt to contact You by telephone for further instructions. If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division. You should also be aware that We are contractually obligated to prohibit purchases and transfers by contract owners identified by a portfolio and to provide contract owner transaction data to the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In Our sole discretion, We may revise Our market timing procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other contract owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors, such as the size of transfers made by contract owners within given periods of time, as well as the number of "round trip" transfers into and out of particular investment divisions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more contracts that We believe are connected (for example, two contracts with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging program and portfolio rebalancing program in these limitations. We may vary Our market timing procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others. We may not always apply these detections methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all contract owners that We believe might otherwise engage in trading activity that is harmful to others. For example, We might only accept transfers by original "wet" contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Contract owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers. Furthermore, the identification of contract owners determined to be engaged in transfer activity that may adversely affect other contract owners or portfolios' shareholders involves judgments that are inherently subjective. Accordingly, despite Our best efforts, We cannot guarantee that Our market timing procedures will detect every potential market timer. Some market timers may get through our controls undetected and may cause dilution in unit values for others. We apply Our market timing procedures consistently to all contract owners without special arrangement, waiver, or exception. We may vary Our market timing procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

SURRENDERS


You may withdraw all or part of Your surrender value by sending Us a written request at Our Principal office. The surrender value is the Separate Account accumulation value plus Fixed Account accumulation value less any non-vested premium bonus (if any), minus any applicable surrender charges and annual maintenance fee less any outstanding loan and loan interest. In some states a premium tax charge may also be deducted. (Surrenders may be restricted by a retirement plan under which You are covered.) Partial surrenders from an investment division or the Fixed Account must be made in amounts of $500 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500. If a partial surrender results in less than $500 remaining, then the entire accumulation value must be withdrawn. For a full surrender, You must send in Your contract with Your surrender request.


Any applicable surrender charge, non-vested premium bonus (if any), and any required tax withholding will be deducted from the amount paid. In addition, upon full surrender an annual maintenance fee (and possibly a premium tax charge) may be subtracted.

Completed surrender requests received at Our Principal office before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

We will generally pay the surrender amount from the Separate Account within seven days after We receive a properly completed surrender request in good order. We may defer payment for a longer period only when:

      o trading on the New York Stock Exchange is restricted as defined by the SEC;

      o the New York Stock Exchange is closed (other than customary weekend and holiday closing);

      o an emergency exists as defined by the SEC as a result of which disposal of the Separate Account's securities or determination of the net asset value of each investment division is not reasonably practicable; or

      o for such other periods as the SEC may by order permit for the protection of owners.


See "When We Pay Proceeds From This Contract" on page 69.


If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

We expect to pay the surrender amount from the Fixed Account promptly, but We have the right to delay payment for up to six months.

Unless You specify otherwise, Your partial surrender will be allocated among all investment divisions and the Fixed Account in the same proportion as Your accumulation value bears to each investment division and the Fixed Account. This allocation is subject to minimum amount requirements.


The surrender charge will be determined without reference to the source of the partial surrender. The charge will be based on the length of time between premium payments and surrenders. (See "CHARGES, FEES AND DEDUCTIONS" on page 53.)

A surrender will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders may be restricted under certain qualified contracts. You should consult Your tax advisor before making a surrender. (See "FEDERAL TAX STATUS" on page 56.)

Surrenders may be restored under certain types of qualified contracts. If allowed, the restoration will be effective as of the date that surrender proceeds are returned to Midland National. Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a surrender request must include the consent of the participant's spouse. This consent must contain the participant's signature and the notarized or properly witnessed signature of the participant's spouse. These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA). You should check the terms of Your retirement plan and consult with a tax advisor before making a surrender. (See "FEDERAL TAX STATUS" on page 56.)

Participants in the Texas Optional Retirement Program may not make a withdrawal from a contract (including withdrawals to establish an annuity) prior to age 70 1/2 except in the case of termination of employment in the Texas public institutions of higher education, death, or total disability. Such proceeds may, however, be used to fund another eligible vehicle.


Waiver of Surrender Charges for Nursing Home Confinement Rider
This rider will be attached to all contracts issued to annuitants aged 75 or less at no additional charge. After the first contract year, We guarantee that this rider will increase the annual free withdrawal amount available under this contract from 10% of Your net premiums to 20% if the annuitant is confined to a qualified nursing care center for a period of at least 90 days providing that the confinement is medically necessary. By current company practice after the first contract year, we will increase the annual free withdrawal amount available under this contract to 20% of the gross premiums if the annuitant qualifies for benefits under this rider (this increase is not guaranteed). If there are joint annuitants, this Rider may be exercised once for either the first or second annuitant to become confined to a qualified nursing care center, but not for both.

Qualified nursing care centers are defined in the rider attached to Your contract. We will require proof of confinement prior to authorizing this benefit.

This rider will terminate immediately upon the earliest of:

      o     Exercising the benefit for a covered annuitant;

      o     Termination of the base contract;

      o     Maturity of the base contract;

      o The date We receive Your written notice requesting termination of the rider; or

      o Death of the annuitant. If the annuitant is the owner, the beneficiary under the base annuity is the annuitant's spouse, the spouse elects to become the new owner of the base annuity and this rider has not been previously exercised, the rider will remain in effect under the ownership of the surviving spouse.


FREE SURRENDER AMOUNT


You may withdraw up to 10% of Your net premiums contractually (premiums less partial surrenders) once each contract year without incurring a surrender charge in each contract year. However, by current Company practice, We will allow You to withdraw up to 10% of Your gross premium payments without incurring a surrender charge in each contract year. This is not guaranteed. If this option is not exercised or if less than 10% is withdrawn, any unused amount will not be carried over to a subsequent contract year and, generally, will not be carried over to a subsequent withdrawal in the same contract year. However, by current Company practice, We will allow You to take the free surrender amount in multiple withdrawals each contract year. This is not guaranteed. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding. (See "FEDERAL TAX STATUS" on page 56.)


If You have the optional Guaranteed Minimum Withdrawal Benefit Rider, amounts withdrawn up to the payment amount are considered a penalty free withdrawal. If the payment amount exceeds the 10% penalty free amount, any surrender charges will be waived up to the payment amount. If the payment amount exceeds the 10% penalty free withdrawal amount and the requested withdrawal exceeds the payment amount, surrender charges will be applied on the withdrawal amount that exceeds the payment amount.


SYSTEMATIC WITHDRAWALS

The Systematic Withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the annuitant is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this option by sending a properly completed Preauthorized Systematic Withdrawal Request Form to Our Principal office. You may designate the systematic withdrawal amount or the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See Your contract for details on systematic withdrawal options and when each begins.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment divisions and the Fixed Account.

You can stop or modify the systematic withdrawals by sending Us a written request. A proper written request must include the consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $200. Each request for withdrawal of amounts less than $200 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $200. Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds plus any applicable surrender charge. (See "Surrender Charges on Surrenders" on page 53). The surrender charge applies to systematic withdrawals in excess of the free surrender amount in the same manner as it applies to other partial surrenders, with the exception that a portion of the free surrender amount can be received more than once per year, as long as the full 10% of Your net premiums has not been withdrawn (by current company practice, the free amount is 10% of Your gross premiums). The Premium Bonus Rider vesting schedule also applies.

Systematic withdrawals taken to satisfy IRS required minimum surrenders and paid under a life expectancy option will not be subject to a surrender charge. Any systematic withdrawal that would equal or exceed the surrender value will be treated as a complete surrender. In no event will the payment of a systematic withdrawal exceed the surrender value. The contract will automatically terminate if a systematic withdrawal causes the contract's surrender value to equal zero.

To the extent, if any, that there is gain in the contract, systematic withdrawals generally are included in the contract owner's gross income for tax purposes in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1/2. Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

LOANS

Loans are only available if You purchase this contract in connection with a qualified plan under Section 403(b) of the Internal Revenue Code. Generally, prior to the maturity date, owners of contracts issued in connection with
Section 403(b) qualified plans may request a loan using the contract as security for the loan. However, if You have elected the Optional Guaranteed Minimum Withdrawal Benefit rider, the rider will terminate if You request a loan under this contract.

Only one loan may be outstanding at any time. Loans are subject to provisions of the Internal Revenue Code and the terms of the retirement program. You should consult a tax advisor before requesting a loan.

Only one loan can be made within a 12-month period. The loan amount must be at least $2,000.

Such loan, when added to the outstanding balance of loans from this contract or other contracts maintained by the employee, will be limited to the lesser of the following:

      (a)   $50,000 reduced by the excess (if any) of:

            (i) the highest outstanding balance of loans from this contract or other contracts maintained by the employee during the one year period ending on the day before the date on which the loan is made; over

            (ii) the outstanding balance of loans from this contract or other contracts maintained by the employee on the date which such loan is made; or

      (b)   the greater of:

            (i) one half of the present value of the nonforfeitable cash surrender value of this contract; or

            (ii)  $10,000.

The portion of the accumulation value that is equal to the loan amount will be held in the Fixed Account and will earn interest at the Fixed Account minimum interest rate of 1.5% per year. You should tell Us how much of the loan You want taken from Your unloaned amount in the Fixed Account or from the Separate Account investment divisions. If You do not tell Us how to allocate Your loan, the loan will be allocated among all investment divisions and the Fixed Account in the same proportion as the value of Your interest in each division bears to Your total accumulation value. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division and transfer that amount to the Fixed Account.

We charge interest on loans at the rate of 3.5% per year if the optional Premium Bonus Rider is not selected. If You purchase the optional Premium Bonus Rider, the loan interest charges will be increased by 1% to a rate of 4.5%. Loan interest is due at the end of each quarter. Unpaid interest will be added to the loan and accrue interest. If the total loan plus loan interest equals or exceeds the accumulation value minus any applicable surrender charges, then the contract will terminate with no further value. In such case, We will give You at least 31 days written notice. Termination under these circumstances may adversely affect the treatment of the contract under the Internal Revenue Code section 403(b).

The total loan plus loan interest will be deducted from any amount applied under a payment option or otherwise payable under the contract.

The loan agreement will describe the amount, duration, and restrictions on the loan. In general, loans must be repaid in monthly or quarterly installments within 5 years. If a quarterly installment is not received by the end of the calendar quarter following the calendar quarter in which the payment was due, then a deemed distribution of the entire amount of the outstanding loan principal, interest due, and any applicable charges under the contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Internal Revenue Code and may adversely affect the treatment of the contract under the Internal Revenue Code section 403(b).

If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a tax penalty. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs. A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant's vested ownership in the 403(b) plan. The maximum loan amount may be lower if You currently have had a plan loan in the last 12 months.

In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor's regulations contain requirements for plan loans relating to their availability amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, bear a reasonable rate of interest, be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans.

A loan has a permanent effect on the accumulation value because the investment experience of the investment divisions will apply only to the unborrowed portion of the accumulation value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the net investment results are greater than 1.5% per year while the loan is outstanding, then the accumulation value will not increase as rapidly as it would have if no debt were outstanding. If net investment results are below 1.5% per year, then the accumulation value will be higher than it would have been had no loan been outstanding. In addition, a loan costs You a net interest charge of 2.0% per year with no optional Premium Bonus rider. If the optional Premium Bonus Rider is selected, a loan costs You a net interest charge of 3.0%.

DOLLAR COST AVERAGING

Generally, the Dollar Cost Averaging (DCA) program enables You to make monthly or quarterly transfers of a predetermined dollar amount from the DCA source account (any investment division or the Fixed Account) into one or more of the investment divisions. However, if You elect the Optional Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not transfer any part of Your accumulation value to the DCA program or the GMWB rider will terminate.

The DCA program may reduce the impact of market fluctuations by allocating monthly or quarterly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly or quarterly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. Only one active DCA account is allowed at a time. You must complete the proper request forms and send them to Our Principal office, and there must be a sufficient amount in the DCA source account. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. Copies of the DCA request form can be obtained by contacting Us at Our Principal office. The DCA election will specify:

      o     the DCA source account from which transfers will be made,

      o that any money received with the form is to be placed into the DCA source account,

      o the total monthly or quarterly amount to be transferred to the other investment divisions, and

      o how that monthly or quarterly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment You intend to apply to DCA.

Once You elect DCA, additional net premiums can be allocated to the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month. If it is requested after issue, then DCA will start at the beginning of the next contract month after the request is received.

If a DCA program is elected after issue and the source account is the Fixed Account, the minimum number of months for the program is 12 months.

We will process DCA transfers for a maximum of 24-months. You may continue to participate in the DCA program beyond the 24 month period by providing Us with written authorization at the end of each 24 month time period. DCA automatically terminates on the maturity date.

You may stop the DCA program at any time by sending Us written notice. We reserve the right to end the DCA program by sending You one month's written notice.

We do not charge any specific fees for You to participate in a DCA program. While We currently do not charge for transfers, We do reserve the right to charge $15 for each transfer after the 12th in any contract year. However, initiating a DCA program will only count once in determining the $15 charge for each transfer after the 12th in a contract year.

Fixed Account Dollar Cost Averaging ("Fixed Account DCA")
At the time of Your application, generally You may elect one of two Fixed Account DCA programs. However, if You elect the Optional Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not invest any part of Your accumulation value in the Fixed Account DCA program at any time or the GMWB rider will terminate.

These programs allow You to have a specified amount of Your initial premium transferred each month to the investment divisions of Your choice. These programs may only be elected at issue. We may declare interest rates in excess of the guaranteed minimum rate for premiums in the Fixed Account DCA program. However, the amount of interest credited to the Fixed Account DCA Accounts will never be less than the minimum guaranteed rate of 1.5%. The interest rate will vary depending upon the Fixed Account DCA program You choose at the time You purchase the contract. You may choose one of the following two Fixed Account DCA programs:

The 6-Month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 6-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 6-Month DCA account for a six-month period beginning on the issue date. Transfers will occur each month over the six-month period with the final transfer including all amounts remaining in the 6-Month DCA account.

The 12-Month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 12-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 12-Month DCA account for a twelve-month period beginning on the issue date. Transfers will occur each month over the twelve-month period with the final transfer including all amounts remaining in the 12-Month DCA account.

Fixed Account Dollar Cost Averaging may not be available in all states. Your state of issue will determine if Fixed Account Dollar Cost Averaging is available on Your contract. Please check Your contract form to see if Fixed Account Dollar Cost Averaging is available on Your contract.

PORTFOLIO REBALANCING

The Portfolio Rebalancing option allows contract owners, who are not Dollar Cost Averaging, to have Us automatically reset the percentage of accumulation value allocated to each investment division to a pre-set percentage level on a monthly, quarterly, semi-annual, or annual basis. The Portfolio Rebalancing option is subject to the Fixed Account premium and transfer limitations. If You elect this option, then on the date of each month or quarter that is the same as your contract anniversary date, We will transfer the amounts needed to "rebalance" the accumulation value to Your specified percentages. Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Portfolio Rebalancing will remain in effect until We receive Your written termination request. We reserve the right to end the Portfolio Rebalancing option by sending You one month's notice. Contact Us at Our Principal office to elect the Portfolio Rebalancing option. If You elect the Guaranteed Withdrawal Benefit Rider, Your accumulation value will automatically rebalance to the original asset allocation percentages established by Your most recent designation on each contract anniversary. If you choose not to rebalance the accumulation value on any contract anniversary, the rider will terminate.

There is no charge for Portfolio Rebalancing and a Portfolio Rebalancing transfer is not considered a transfer for purposes of possibly assessing a transfer charge.

FIXED ACCOUNT EARNINGS SWEEP PROGRAM

Generally, You may elect to have any Fixed Account interest earnings transferred on a monthly or quarterly basis to one or more of the Separate Account investment divisions. However, this program is not available if You elect the Optional Guaranteed Minimum Withdrawal Benefit rider as 100% of Your accumulation value must be invested in one of the five asset allocation models designated by Us for this rider.

Under the Fixed Account Earnings Sweep program, transfers will be made on the contract anniversary day each month or quarter to the investment divisions You select or according to the DCA program. While this program is active, You may not allocate future premium payments to the Fixed Account. Amounts transferred out of the Fixed Account due to an earnings sweep transfer are counted toward the 20% of Fixed Account accumulation value that may be transferred out of the Fixed Account during any contract year.

The Fixed Account Earnings Sweep program may not be available in all states. Your state of issue will determine if The Fixed Account Earnings Sweep program is available on Your contract.

There is no charge for Fixed Account Earnings Sweeps program and a Fixed Account Earnings Sweep transfer is not considered a transfer for purposes of possibly assessing a transfer charge.

OPTIONAL RIDERS

There are two optional riders available under this contract for an additional charge. Charges for these optional riders are in addition to the charges for the basic contract (stated in the Fee Table). If You elect the highest possible combination of all of these riders, the total Separate Account expenses currently would be 3.20% per year. We reserve the right to change the charge for each optional rider.


Since some optional riders cannot be terminated once elected, You should select Your options carefully. Most of the riders can only be elected when you buy the contract. Any amounts paid that are in excess of your accumulation value under the optional benefits are subject to Our financial strength and claims-paying ability.


Guaranteed Minimum Withdrawal Benefit Rider (GMWB)

If You elect the Guaranteed Minimum Withdrawal Benefit (GMWB), We guarantee that You can withdraw the payment amount each year until the Guaranteed Amount is depleted regardless of investment performance. The payment amount is 7% of the initial guaranteed amount. The guaranteed amount is equal to the initial payment if the rider is elected when the contract is issued or the accumulation value when the rider is later elected. It is increased equally by subsequent premium payments and reduced by each withdrawal. The guaranteed amount is equal to the maximum payments that can be received under the GMWB rider. The payment amount will increase with each premium payment by 7% times the premium payment and may be reduced if withdrawals within a year exceed the payment amount. If the GMWB Rider is elected with the Premium Bonus Rider, the Guaranteed Amount will reflect the premium bonus. See "Premium Bonus Rider" on page 51 for more information. If the total payment amount is not withdrawn in any contract year, this amount will not carry over for withdrawals in future contract years. In exchange for this benefit, We will charge You an additional mortality and expense charge daily that currently ranges from 0.10% to 1.20%, depending on the asset allocation model You elect. This charge will be assessed against Your Separate Account accumulation value. The charges for this rider are listed in the "FEE TABLE" on page 16.

If You choose not to take withdrawals under the GMWB rider, We will not refund the charges collected for this benefit.

Appreciation of your accumulation value due to positive investment performance will not cause an increase in your guaranteed amount or payment amount.

You should consider the GMWB rider if you are interested in predictable withdrawals that will guarantee the return of your principal while participating in the market.

You might not want the GMWB rider if:

      o You plan on taking withdrawals in excess of the payment amount because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by this rider.

      o You are interested in long-term accumulation rather than receiving payments.

Also, the addition of this rider to Your contract may not be in Your best interest since an additional annual charge is assessed for this benefit, and in order to receive the full benefit, your accumulation value must be reduced to zero while the guaranteed amount is still positive.

The Company may discontinue offering the GMWB rider at any time.


You may not elect this rider when money is allocated in the Fixed Account. If money is allocated in the Fixed Account, the money must be transferred to the Separate Account subject to the Fixed Account premium and transfer limitations before this rider can be elected.

After the rider has been inforce for 5 consecutive contract years and after every 5th contract year thereafter, You have the option to "step-up" the Guaranteed Amount. This allows You to increase the Guaranteed Amount to equal the current accumulation value as of the eligible contract anniversary date. The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider. It does not apply if You elect to "step-up" the Guaranteed Amount. At the time You elect to "step-up", We may be charging more or less for this rider. Regardless of when You purchased the rider, We will charge You the current charge at the time You elect to "step-up" Your Guaranteed Amount. Before You decide to "step-up", You should request a current prospectus which will describe the current charge for this benefit.

There are five asset allocation models available to all contract owners on an optional basis. However, in order to elect this rider at the time of issue or on any contract anniversary thereafter, You must invest 100% of Your accumulation value in one of these five asset allocation models. You may not transfer any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time or the GMWB rider will terminate.

If You do not elect this rider when you purchase the contract, You have 30-days from any contract anniversary date to notify Us, in writing or via facsimile, that You have chosen to elect this rider. The guaranteed amount will be equal to the accumulation value as of the eligible contract anniversary date. Any transactions that have occurred between the eligible anniversary date and rider election date could affect the guaranteed amount and payment amount.

If Your minimum distribution amount exceeds Your payment amount under the GMWB rider, You will have to withdraw more than the payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your guaranteed amount. You should consult a tax advisor before purchasing the GMWB rider with a qualified contract.

You must choose from one of the five asset allocation models listed below if you elect the GMWB rider. You may only invest in one asset allocation model at any given time. Please keep in mind that no investment strategy assures a profit or protects against a loss in a declining market. You do not need to purchase this rider to elect an asset allocation model.


The asset allocation models are intended to minimize investment risk to Us. If You are seeking a more aggressive investment strategy, the asset allocation models required in connection with the GMWB rider may not be appropriate for You. You should consult with Your registered representative to assist You in determining whether these asset allocation models are suited for Your financial needs and risk tolerance.



Asset Allocation Models
Conservative - The conservative investor is particularly sensitive to short-term losses, but still has the goal of beating expected inflation over the long run. A conservative investor's aversion to short-term losses could compel them to shift into the most conservative investment if the losses occur. Conservative investors would accept lower long-term return in exchange for smaller and less frequent changes in portfolio value. Analyzing the risk-return choices available, a conservative investor is usually willing to accept a lower return in order to assure safety of his or her investment. If You select this asset allocation model, the charge for the GMWB rider is 0.10%.


The Conservative model is made up of the following percentages:
     o    45% Intermediate Bonds
     o    14% Cash Equivalents
     o    7% LargeCap Value
     o    5% High-Yield Bonds
     o    5% International Equity
     o    4% LargeCap Growth
     o    3% MidCap Equity
     o    15% Treasury Inflation Protection Securities

     o    2% Hard Assets

Moderate Conservative - Appropriate for the investor who seeks both modest capital appreciation and income from his/her portfolio. This investor will have either a moderate time horizon or a slightly higher risk tolerance than the most conservative investor in a conservative range. While this range is still designed to preserve the investor's capital, fluctuation in value may occur from year to year. If You select this asset allocation model, the charge for the GMWB rider is 0.20%.

The Moderate Conservative model is made up of the following percentages:
     o    33% Intermediate Bonds
     o    9% Cash Equivalents
     o    12% LargeCap Value
     o    5% High-Yield Bonds
     o    11% International Equity
     o    8% LargeCap Growth
     o    6% MidCap Equity
     o    3% SmallCap Equity
     o    10% Treasury Inflation Protection Securities
     o    3% Hard Assets

Moderate - The moderate investor is willing to accept more risk than the conservative investor is, but is probably not willing to accept the short-term risk associated with achieving a long-term return substantially above the inflation rate. A moderate investor is somewhat concerned with short-term losses and would shift to a more conservative option in the event of significant short-term losses. The safeties of investment and return are of equal importance to the moderate investor. If You select this asset allocation model, the charge for the GMWB rider is 0.40%.

The Moderate model is made up of the following percentages:
     o    26% Intermediate Bonds
     o    3% Cash Equivalents
     o    16% LargeCap Value
     o    4% High-Yield Bonds
     o    16% International Equity
     o    11% LargeCap Growth
     o    8% MidCap Equity
     o    5% SmallCap Equity
     o    7% Treasury Inflation Protection Securities
     o    4% Hard Assets

Moderate Aggressive - Designed for investors with a high tolerance for risk and a longer time horizon. This investor has little need for current income and seeks above-average growth from his/her investable assets. The main objective of this range is capital appreciation, and these investors should be able to tolerate moderate fluctuation in their portfolio values. If You select this asset allocation model, the charge for the GMWB rider is 0.75%.

The Moderate Aggressive model is made up of the following percentages:
     o    14% Intermediate Bonds
     o    20% LargeCap Value
     o    3% High-Yield Bonds
     o    21% International Equity
     o    15% LargeCap Growth
     o    10% MidCap Equity
     o    7% SmallCap Equity
     o    6% Treasury Inflation Protection Securities
     o    4% Hard Assets

Aggressive - The aggressive portfolio is constructed with the goal of maximizing long-term expected returns rather than to minimize possible short-term losses. The aggressive investor values high returns relatively more and can tolerate both large and frequent fluctuations in portfolio value in exchange for a higher return. If You select this asset allocation model, the charge for the GMWB rider is 1.20%.

The Aggressive model is made up of the following percentages:
     o    5% Intermediate Bonds
     o    23% LargeCap Value
     o    27% International Equity
     o    18% LargeCap Growth
     o    12% MidCap Equity
     o    10% SmallCap Equity
     o    5% Hard Assets

On each contract anniversary Your accumulation value will automatically rebalance to the original asset allocation percentages established by Your most recent designation. If You chose not to rebalance the accumulation value on any contract anniversary, the rider will terminate.

Transfers of the accumulation value from one asset allocation model to another asset allocation model will not impact the overall Guaranteed Amount or payment amount. However, We may be charging more or less for each asset allocation model at the time You request the transfer. If You choose to transfer to a different asset allocation model, Your charge will increase or decrease to the amount currently charged for new contracts in effect on the date the transfer is made. When this transfer is made, Your accumulation value will automatically rebalance to the new model's asset allocation percentages. The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider. It does not apply if You transfer to a new asset allocation model. You should request a current prospectus which will describe the current charges for each asset allocation model before initiating a request to transfer to a different asset allocation model.


The guaranteed amount is effective if the total amount of partial withdrawals taken in any one contract year does not exceed the payment amount. Contractually, if total withdrawals during a contract year are less than or equal to the payment amount, then the guaranteed amount will decrease by the amount of withdrawals. By current company practice, if total withdrawals are less than or equal to the required minimum distribution amount, then the guaranteed amount will decrease by the amount of withdrawals. If the total partial withdrawals taken in any one contract year does exceed the payment amount, then the payment amount and the guaranteed amount will be recalculated and may be reduced. Examples showing the effects of a withdrawal on the payment amount are shown in Appendix I on page 84. The payment amount can never exceed the guaranteed amount. If the guaranteed amount becomes less than the payment amount, the payment amount will be reset to equal the guaranteed amount.


If You exercise the right to examine provision in the contract, You will not receive any portion of the guaranteed amount from the GMWB.

Anything withdrawn up to the payment amount is considered a penalty free withdrawal. If the payment amount exceeds the 10% penalty free amount, any surrender charges will be waived up to the payment amount. If the payment amount exceeds the 10% penalty free withdrawal amount, and the requested withdrawal exceeds the payment amount, surrender charges will be applied on the withdrawal amount that exceeds the payment amount.


You cannot carry over any portion of total withdrawals that are less than the payment amount that are not withdrawn during a contract year for withdrawal in a future contract year.

You should carefully consider when to begin taking withdrawals under the GMWB Rider. If You begin taking withdrawals too soon or delay taking withdrawals for too long, You may limit the value of the GMWB rider.

If you elect the GMWB rider on a qualified contract, tax rules may prevent You from taking withdrawals when you otherwise would, or require You to take withdrawals that are more than the payment amount during a contract year.

Please note that adding the GMWB rider will not automatically cancel any existing systematic withdrawals that You have established. You should consider whether any existing systematic withdrawals should be adjusted.

If you make withdrawals from Your contract, those withdrawals are made from Your own accumulation value. We are only required to start using Our own money to make settlement payments to You when and if your accumulation value is reduced to zero (for any reason other than for a withdrawal that exceeds the payment amount) and the guaranteed amount is positive.

You may elect to "step-up" Your benefit after the rider has been inforce for 5 consecutive contract years and every fifth contract anniversary thereafter. If You elect to "step-up" Your benefit, the guaranteed amount will be the current accumulation value as of the eligible anniversary date. If the "step-up" option is chosen, the payment amount is recalculated to be the greater of the current payment amount, and 7% times the "stepped-up" guaranteed amount. You have 30 calendar days after each eligible contract anniversary, to notify Us, in writing or via facsimile, that You have chosen this option. At the time You elect to "step-up", We may be charging more or less for this rider. Regardless of when You purchased Your contract, We will charge You the current charge for new contracts in effect at the time You elect to "step-up" Your guaranteed amount. On the day that You notify Us of your election to step-up, Your new rider charge will be determined and We will begin charging You the new rider charge. Before You decide to "step-up", You should request a current prospectus, which will describe the current charges for this rider. We will not accept any request to exercise the "step-up" benefit after the 30th calendar day following any eligible anniversary. You may not exercise the option to "step-up" if Your current guaranteed amount is higher than Your current accumulation value.


If a withdrawal of the payment amount reduces the accumulation value of Your contract to zero, but does not reduce the guaranteed amount to zero, the remaining guaranteed amount will be paid out as an annuity payment option until the guaranteed amount is depleted. While you are receiving the annuity payment option, You may not make additional premium payments. When the last Payment is made, Your contract will terminate.


It is not clear whether payments made after the contract's accumulation value is zero will be taxed as withdrawals or as annuity payments. Consult with and rely upon Your tax advisor. See "FEDERAL TAX STATUS" on page 56 for a general description of the taxation of withdrawals and annuity payments.


This rider will terminate:

      o upon death of the owner unless the contract is continued under a spousal continuation option. Spousal continuance allows the surviving owner's spouse if named the beneficiary to continue the contract as the new owner;

      o if funds are transferred outside any of the five asset allocation models designated by Us in connection with this rider;

      o if You discontinue the automatic rebalance feature of this rider on any contract anniversary;

      o     if You exercise the loan provision;

      o     if You write to Us requesting termination of the rider; or

      o     if You surrender or annuitize Your contract.

If the rider terminates in the middle of a contract year, You will still have the right to withdraw Your full payment amount that year. If the rider terminates for any reason other than a full surrender of the contract, We will continue the charge against Your accumulation value until the next contract anniversary date. If You surrender Your contract in the middle of a contract year the charge will terminate at that time so you will only pay a prorated proportion of the rider charge. Once this rider has terminated it cannot be elected again at a later date.

The maximum guaranteed amount for this rider is $5,000,000. The maximum issue ages are 75 for single owners/annuitants and age 80 for joint owners/annuitants. We may consider exceptions to the maximum issue ages. Each request for age exceptions will be reviewed on a case-by-case basis. We reserve the right to require additional information in order to evaluate suitability for the annuitants or owners.


For examples on how the Optional Guaranteed Minimum Withdrawal Benefit is calculated please see "Appendix I" on page 84.


Premium Bonus Rider
At the time of Your application, You may choose the Premium Bonus Rider that will add a credit of 6% to Your premium payments received during the first contract year. A portion of this bonus will vest over each of the first seven contract years. Currently, We will deduct an additional daily Separate Account charge at an annual rate of 0.65% for this rider. We reserve the right to increase this charge but it will never exceed the maximum guaranteed charge of 0.70%. We expect to profit from this charge. We deduct the daily charge against Your Separate Account accumulation value only during the first nine contract years. We will also reduce the current interest rate declared for the Fixed Account by 0.85% for the first nine contract years.

If You exercise the right to examine "Free Look" provision in the contract, You will not receive any portion of the bonus amount. In the event of death, annuitization, withdrawal (including any free surrender amounts), or surrender of the contract in the first seven contract years, You or Your beneficiary(ies) will only be entitled to that portion of the bonus, if any, that has vested at the time the event occurs. The amount will increase over the seven-year period so that, in contract years 8+, You will be entitled to 100% of the bonus amount. The vesting schedule for the Premium Bonus Rider follows:

                               VESTING OF BONUS SCHEDULE
                 Contract year                    Amount Of Bonus Vested
                 -------------                    ----------------------
                       1                           4/12 of bonus amount
                       2                           5/12 of bonus amount
                       3                           6/12 of bonus amount
                       4                           7/12 of bonus amount
                       5                           8/12 of bonus amount
                       6                           9/12 of bonus amount
                       7                          10/12 of bonus amount
                      8+                          12/12 of bonus amount

Electing a Premium Bonus Rider may be beneficial to You only if You own the contract for sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional charge associated with the Premium Bonus Rider. In general, in order to receive a benefit from this rider, the Separate Account must experience a certain level of positive performance over a number of years. Generally, the higher the first year premium and the higher rate of return, the more advantageous the Premium Bonus Rider becomes and vice versa. If the contract is owned for a short period of time or the investment performance of the underlying portfolios is not sufficient to compensate for the additional charges associated with this rider in the first nine contract years, the charges for this rider may exceed the benefit. Over time, the value of the credit may be more than offset by the higher charges associated with the rider.

Because the 0.65% annual charge associated with the Premium Bonus Rider will be assessed against the entire Separate Account value for the first nine contract years and the corresponding reduction in the Fixed Account interest will apply to the entire Fixed Account value for the first nine contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Premium Bonus Rider and consult their financial adviser regarding its desirability. Note carefully that the charge will be assessed against the Separate Account accumulated value attributable to premium payments made in the first nine contract years, but no bonus will be credited with respect to premium payments made anytime after the first contract year.

The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Optional Premium Bonus Rider is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

DEATH BENEFIT

If the annuitant or an owner dies before the maturity date and while the contract is still inforce, We will pay the death benefit to the beneficiary once We receive (at Our Principal office) satisfactory proof of the annuitant's or owner's death, an election of how the death benefit is to be paid, and any other documents or forms required.

If the annuitant, who is not the owner, dies prior to the maturity date, the death benefit must be paid within one year of the annuitant's death. For joint annuitants the death benefit is paid upon the second death.

If an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner's death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.

The value of the death benefit, as described below, will be determined based on the accumulation value on the business day that Our Principal office receives proof of death, an election of how the death benefit is to be paid, and any other documents or forms required.

Unless a payment option is selected and all other required forms and documentation are received within 90 days after We receive proof of death, the death benefit will be paid as a lump sum calculated as of that date.

When a death benefit is paid on the death of the annuitant and a payment option is selected within 60 days after the annuitant's death, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death.

If the annuitant or an owner dies on or after the maturity date, then any remaining amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant's or owner's death. Other rules relating to distributions at death apply to qualified contracts.

If joint annuitants or joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first. In the event of simultaneous death of the annuitant and the owner, the owner is presumed to have died first, and the owner's beneficiary would be paid the death benefit.

The death benefit paid to the beneficiary will be the greatest of:

      (a) the accumulation value, less any outstanding loan and loan interest, when We receive due proof of death, an election of how the death benefit is to be paid and any other documentation or forms required; or

      (b) net premium, less any outstanding loan and loan interest, when We receive due proof of death.


If the annuitant or an owner dies on or after the maturity date, We will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option selected.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult Your registered representative if You have questions.

Premium taxes may be deducted from the death benefit proceeds and We may retain any non-vested portion of the premium bonus.

PAYMENT OF DEATH BENEFITS

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account" for the beneficiary, in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our Fixed Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our Fixed Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Account.


                          CHARGES, FEES AND DEDUCTIONS

SURRENDER CHARGES ON SURRENDERS

We may deduct a surrender charge from any full or partial surrender (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free surrender amount. This charge partially reimburses Us for the selling and distributing costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risks charges (described below). For the purpose of determining the surrender charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any (and without regard to allocations of premiums or surrenders among investment divisions). Premium payments are considered withdrawn in the order that they were received. There is no surrender charge on the investment income (if any) withdrawn.


The length of time between each premium payment and surrender determines the amount of the surrender charge applied to that respective premium payment.


The charge is a percentage of the premiums withdrawn and equals:

        Length of Time from
          Premium Payment               Surrender
         (number of years)                Charge
         -----------------                ------
                 1                          9%
                 2                          8%
                 3                          7%
                 4                          6%
                 5                          5%
                 6                          4%
                 7                          3%
                 8                          2%
                 9                          1%
                10+                         0%

No Surrender charge will be assessed upon:

(a)       payment of death benefits;
(b)       exercise of the free look right; and
(c)       surrender of the free surrender amount.

At the time of withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount.

Under Midland National's current Company practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. We reserve the right to change this practice in the future. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for mortality and expense risks at an effective annual rate to 1.35% of the accumulation values in the Separate Account. This charge compensates Us for assuming certain mortality and expense risks. No mortality and expense charge is deducted from the fixed account. The investment division's accumulation unit values and annuity unit values reflect this charge. We expect to profit from this charge. We may use the profit for any purpose, including paying distribution expenses. However, the level of this charge is guaranteed for the life of the contract and may not be increased. We will continue to deduct this charge after the maturity date if You select a variable annuity option.

The mortality risk We bear arises, in part, from our obligation to make monthly annuity payments regardless of how long all annuitants or any individual may live. These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your contract. This assures You that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the contract. Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement. The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value. We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur.

ANNUAL MAINTENANCE FEE

We deduct an annual maintenance fee of $30 on each contract anniversary on or before the maturity date. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans or if Your net premium is $50,000 or more on the contract anniversary. This charge is for Our record keeping and other expenses incurred in maintaining the contracts. At the end of each contract year We deduct this charge proportionally from each investment division and the Fixed Account. If the contract is surrendered during a contract year and the net premium is less than $50,000, then We will deduct the full annual maintenance fee for the current contract year at that time. We will not deduct the annual maintenance fee in the event of annuitization or death.

We may reduce the annual maintenance fee for contracts issued in a manner that results in a savings of administrative expenses. The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

OPTIONAL RIDER CHARGES

Guaranteed Minimum Withdrawal Benefit Rider (GMWB):


We deduct an extra charge on a daily basis if You select the optional GMWB, as a percentage, currently at an annual range from 0.10% to 1.20% of the value in the Separate Account depending on the asset allocation model selected. Please see "FEE TABLE" on page 16.


Premium Bonus Rider Charge:

We deduct an extra charge on a daily or other periodic basis if You select the optional Premium Bonus Rider, as a percentage, currently at an annual rate of 0.65% of the accumulation value in the Separate Account. We reserve the right to charge a maximum annual rate of 0.70% of the accumulation value in the Separate Account. This charge is specified above in the Fee Table section of this prospectus.

TRANSFER CHARGE

Currently, We do not charge You for making transfers of accumulation value among investment divisions. We reserve the right to assess a $15 charge for each transfer after the 12th transfer in a contract year. For example, if We experienced an unexpectedly large number of transfers resulting in higher than anticipated administrative costs, We might impose this fee.

If We charge You for making a transfer, then We will allocate the charge proportionally to the investment divisions and Fixed Account from which the transfer is being made. All transfers included in one transfer request count as only one transfer for purposes of any fee. For example, if the transfer is made from two investment divisions and a charge applies, then a $7.50 transfer charge will be deducted from each of the two investment divisions.

LOAN CHARGE (TSA CONTRACTS ONLY)

Loan interest is charged in arrears on any outstanding loan. Loan interest that is unpaid when due will be added to the outstanding loan at the end of each contract quarter (or, if earlier, on the date of loan repayment, surrender, contract termination, or the death of the annuitant or an owner) and will bear interest at the same rate of the loan. We charge an annual interest rate of 3.5% on loans without the Premium Bonus rider and 4.5% on loans with the Premium Bonus rider.

After offsetting the 1.5% annual interest rate that We guarantee We will credit to the portion of Our Fixed Account securing the loan against the maximum loan interest rate of 3.5%, the maximum guaranteed net cost of the loans is 2.0% annually without the Premium Bonus rider.

If you purchase the optional Premium Bonus Rider, the loan interest charges will be increased by 1% to a rate of 4.5% per year. After offsetting the 1.5% annual interest rate, that We guarantee We will credit to the portion of Our Fixed Account securing the loan, against the maximum loan interest rate of 4.5%, the maximum guaranteed net cost of the loans is 3.0% annually.

CHARGES IN THE FUNDS

The funds charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio's charges and expenses vary. Some portfolios may also impose redemption fees, which We would deduct directly from Your accumulation value. See the funds' prospectuses for more information.

PREMIUM TAXES

Midland will deduct from Your accumulation value at surrender, death or annuitization a charge for any premium taxes levied by a state or any other government entity. Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%. This range is subject to change. The Company currently deducts such charges from contracts issued in the states of South Dakota, Wyoming, Maine, and West Virginia. These states and jurisdictions are subject to change.

OTHER TAXES

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts. We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

                               FEDERAL TAX STATUS

INTRODUCTION

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult Your own tax advisor about Your own circumstances. We have included an additional discussion regarding taxes in the SAI.

ANNUITY CONTRACTS IN GENERAL

Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out. This is referred to as tax deferral. There are different rules as to how You will be taxed depending on how You take the money out and the type of contract - qualified or non-qualified (discussed below).

You will generally not be taxed on increases in the value of Your contract until a distribution occurs - either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a non-qualified contract, the contract will generally not be treated as an annuity for tax purposes. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

If your contract contains a guaranteed minimum withdrawal benefit rider, the application of certain tax rules, particularly those rules relating to distributions from your Contract, are not entirely clear. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider.

Qualified and Non-Qualified Contracts
If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your contract is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below. There is additional information about qualified contracts in the Statement of Additional Information.

      o Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract.

      o A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

      o Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.

      o Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organization can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

      o Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

            1. elective contributions made in years beginning after December 31, 1988;

            2.    earning on those contributions; and

            3. earnings in such years on amounts held as of the last year beginning before January 1, 1989.

            Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, disability, severance from employment, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

      o Under Code section 401(a), corporate employers and self-employed individuals can establish various types of retirement plans.

      o Under Code section 457, governmental and tax-exempt organizations can establish deferred compensation plans.

The contract contains death benefit features that in some cases may exceed the greater of the net premium payments or the accumulation value. These death benefit features could be characterized as an incidental benefit, the amount of which is limited in any pension, profit-sharing plan, or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax advisor. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provisions in the contract comports with IRA qualification requirements.

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. Distributions before age 59 1/2 may be subject to a 10% penalty tax. Also, distributions from qualified contracts are generally subject to withholding.

Minimum Distribution Rules and Eligible Rollover Distributions
Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. If You are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult with and rely upon Your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon your tax advisor before electing this option. If Your minimum required distribution amount exceeds Your payment amount under the GMWB feature, You will have to withdraw more than the payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your guaranteed amount. You should consult with and rely upon Your tax advisor before purchasing the GMWB rider with a qualified contract.


Distributions before age 59 1/2 may be subject to a 10% penalty tax. Also, distributions from qualified contracts are generally subject to withholding. "Eligible rollover distributions" from corporate pension, profit-sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA, or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.


Loans
Generally, loans are available only if the contract if used in a Section 403(b) qualified plan. However, if You have elected the Optional Guaranteed Minimum Withdrawal Benefit rider, the rider will terminate if You request a loan under this contract.

If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs. A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant's vested ownership in the 403(b) plan. The maximum loan amount may be lower if You currently have or have had a plan loan in the last 12 months. In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor's regulations contain requirements for plan loans relating to their availability, amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, bear a reasonable rate of interest be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans. You should consult a tax advisor before taking a loan.

Diversification and Distribution Requirements
The Internal Revenue Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of the annuitant or an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI. Midland may modify the contract to attempt to maintain favorable tax treatment.

Surrenders - Non-Qualified Contracts
If You purchase the contract as an individual and not under an individual retirement annuity, or other qualified retirement plan, Your contract is referred to as a non-qualified contract.

If You make a surrender from a non-qualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments. When You make a surrender You are taxed on the amount of the surrender that is gain. If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the "investment in the contract," which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of the premiums). The premium bonus will be considered gain. Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. This includes any amount:

      o     paid on or after the taxpayer reaches age 59 1/2;

      o     paid after an owner dies;

      o paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

      o paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

      o     paid under an immediate maturity; or

      o     which come from premium payments made prior to August 14, 1982.

Multiple Contracts
All non-qualified deferred contracts that are issued by Midland (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Withholding
Distributions, from qualified and non-qualified contracts, are generally subject to withholding for Your federal income tax liability. The withholding rate varies according to the type of distribution and Your tax status. Except with respect to eligible rollover distributions, as described above, You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments
Although the tax consequences may vary depending on the annuity payment option You select, in general, for non-qualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined as follows:

      o Fixed payments - by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

      o Variable payments - by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent tax advisor as to the potential tax effects of allocation amounts to any particular annuity payment option.

If, after the annuitization, annuity payments stop because an annuitant has died, the excess (if any) of the "investment in the contract" as of the annuitization over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations
The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death benefit Proceeds
Amounts may be distributed from the contract because of the death of the annuitant or an owner. Generally, such amounts should be includable in the income of the recipient:

      o if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

      o if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts
A transfer of ownership or absolute assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the contract.

Economic Growth and Tax Relief Reconciliation Act of 2001
The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repeals the federal estate tax and replaces it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repeals the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation-skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.


During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the estate tax exemption. For 2008, the maximum estate tax rate is 45% and the estate tax exemption is $2,000,000.


The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios. While no attempt is being made to discuss the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult with and rely on an estate planning advisor for more information. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Us to deduct the tax from Your contract, or from any applicable payment, and pay it directly to the IRS.



Separate Account Charges
It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to You. Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.

Foreign Tax Credits
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Annuity Purchases by Residents of Puerto Rico
The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

MATURITY DATE

The maturity date is the date on which income payments will begin under the annuity option You have selected. The earliest possible maturity date under the contract is the 9th contract anniversary at which time You may annuitize Your full accumulation value (less any premium taxes). However, by current Company practice, We will allow You to annuitize the accumulation value (less any non-vested premium bonus and less any premium taxes), after the 3rd contract year, if You choose a life annuity or joint and survivor income annuity payment options, and after the 5th contract year if at least a five-year certain period annuity option is elected. Benefits are not guaranteed and are subject to change. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday. You may change the maturity date by sending written notice to Our Principal office. We must receive Your written notice at least 30 days prior to the original maturity date.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

      1.    take the accumulation value in one lump sum, or

      2. convert the accumulation value into an annuity payment option payable to the annuitant described below.

Electing An Annuity Payment Option
You may apply the proceeds of a surrender to affect an annuity payment option. Unless You choose otherwise, on the maturity date, Your surrender value from the Fixed Account will be applied to a 10 year certain and life fixed annuity payment option and the surrender value from the Separate Account will be applied to a 10 year certain and life variable annuity payment option. The first monthly annuity payment will be made within one month after the maturity date. Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $2,500 or more and the first periodic payment will be at least $50. We reserve the right to change the payment frequency so that payments are at least $50.

The payee's actual age will affect each payment amount for annuity payment options involving life income. The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number. For annuity payment options that do not involve life annuity, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to Our rules at the time of selection. We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to Our rules at the time the arrangements takes effect. This includes:

      o     rules on the minimum amount We will pay under an option;

      o minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

      o the naming of people who are entitled to receive payment and their beneficiaries; and

      o     the ways of proving age, gender, and survival.

You choose an annuity payment option when You apply for a contract and may change it by writing to Our Principal office. You must elect the payment option at least 30 days before the maturity date.

Fixed Payment Options
Payments under the fixed options are not affected by the investment experience of any investment division. The surrender value as of the maturity date will be applied to the fixed option selected. We guarantee interest under the fixed options at a rate of 1.5% a year. We may also credit interest under the fixed payment options at a rate that is above the 1.5% guaranteed rate (this is at Our complete discretion). Thereafter, interest or payments are fixed according to the annuity option chosen.

Variable Payment Options
Payments under the variable options will vary in amount depending on the investment experience of the investment divisions after the maturity date. Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate. This is a base rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, then the payment will increase. Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the annuity payment options selected using the payee's age and sex (where permissible). The amount of the first payment will then be used to determine the number of annuity units for each investment division. The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be initially set at $10. Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the mortality and expense risk charge We make at an effective annual rate of 1.35% (charges for optional riders discontinue after the maturity date). The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate. The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity payments is contained in the SAI that can be obtained for free by contacting Us at Our Principal office.

Payment Options
The following three payment options are available:

      1. Income for Specified Period: We pay installments for a specified period. We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion), for a specified time, from 5 up to 20 years. (Fixed Account only)


      2. Payment of Life Income: We will pay monthly income for life. You may choose from 1 of 2 ways to receive the income:

            1) Life Annuity: We will pay equal monthly payments during the lifetime of the payee. With a life annuity payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.

            2) Life Annuity With Certain Period: We will pay equal monthly payments for a selected number of guaranteed payments, and then for as long as the payee is living thereafter.

      3. Joint and Survivor Income: We will make monthly payments until the last surviving payee's death. Therefore, if both payees die after the first payment, then only one payment will be made. The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old, at the time of the first monthly payment.

Annuitization Bonus Rider
If You decide to annuitize Your contract any time after the 3rd contract year, We will credit Your accumulation value with an additional percentage of the accumulation value based on the annuity payment option You choose as follows:

      o A 4% annuitization bonus will be credited on any annuity payment option available under this contract that guarantees payment for ten or more years.

      o A 2% annuitization bonus will be credited on any annuity payment options available under this contract that guarantees payment for nine years or less.

This rider will be attached to all contracts at no additional charge.

This rider terminates on the earliest of:

      o     when the Contract to which it is attached terminates;

      o     immediately upon execution of the rider;

      o     upon full surrender of the Contract; or

      o death of the Annuitant or Owner, where the Beneficiary does not continue the Contract under Spousal continuance.

Transfers after Annuitization for Variable Payment Options
After the maturity date, only two transfers per contract year may be made among the investment divisions. Completed transfer requests received at Our Principal office before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. Transfers after the annuity payments have started will be based on the annuity unit values. There will be no transfer charge for this transfer. No transfers are allowed to or from the Fixed Account.

                             ADDITIONAL INFORMATION

MIDLAND NATIONAL LIFE INSURANCE COMPANY

We are Midland National Life Insurance Company, a stock life insurance company. We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company." We were reincorporated as a stock life insurance company, in 1909. Our name "Midland" was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands. Our Principal office address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

FUND VOTING RIGHTS

We invest the assets of Our Separate Account investment divisions in shares of the funds' portfolios. Midland is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

      o     to elect the funds' Board of Directors,

      o     to ratify the selection of independent auditors for the funds,

      o on any other matters described in the funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

      o     in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract.

The funds will determine if and how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We currently intend to vote any Fund shares that We alone are entitled to vote in the same proportions that contract owners vote. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the Fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares
You may participate in voting only on matters concerning the Fund portfolios in which Your accumulation value has been invested. We determine Your voting shares in each division by dividing the amount of Your accumulation value allocated to that division by the net asset value of one share of the corresponding Fund portfolio. This is determined as of the record date set by the Fund's Board for the shareholders meeting.

If You have a voting interest, then We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the Fund's adviser or the investment contracts of its portfolios.

Voting Privileges of Participants In Other Companies
Other insurance companies own shares in the Funds to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, each Fund's Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any Fund action, then We will see that appropriate action is taken to protect Our contract owners. If We ever believe that any of the Funds' portfolios are so large as to materially impair its investment performance, then We will examine other investment options.

OUR REPORTS TO OWNERS

Shortly after the end of each calendar year, We will send a report that shows

      o     Your accumulation value, and

      o Any transactions involving Your accumulation value that occurred during the year. Transactions include Your premium allocations, transfers and partial surrenders made in that year.

Confirmation notices will be sent to You for premiums, transfers of amounts between investment divisions and certain other contract transactions.

We also currently intend to send You semi-annual reports with financial information on the funds.

CONTRACT PERIODS, ANNIVERSARIES

We measure contract years, contract months and contract anniversaries from the issue date shown on Your contract's information page. Each contract month begins on the same day in each month. The calendar days of 29, 30, and 31 are not used for the purpose of contract anniversaries. If Your initial premium is received on one of these dates, Your contract anniversary day will be the first day of the next month.

DIVIDENDS

We do not pay any dividends on the contract described in this prospectus.

PERFORMANCE

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any surrender charges that would apply if You surrendered the contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contract charges such as the surrender charge and the rider charges. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return. Because average annual total returns tend to smooth out variations in an investment division's returns, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield. These measures reflect the income generated by an investment in the investment divisions over a specified period of time. This income is annualized and shown as a percentage. Yields do to not take into account capital gains or losses or the surrender charge or rider charges. The standard quotations of yield reflect the annual maintenance fee.

The money market investment divisions may advertise its current and effective yield. Current yield reflects the income generated by an investment in the investment division over a 7-day period. Effective yield is calculated in similar manner except that income earned is assumed to be reinvested. Other investment divisions may advertise a 30-day yield which reflects the income generated by an investment in the investment division over a 30-day period.

We may disclose average annual total returns for one or more of the investment divisions based on the performance of a portfolio since the time the Separate Account commenced operations. We may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate Account commenced operations.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change of address to both Your old and new addresses. We may also call You to verify the change of address.

MODIFICATION TO YOUR CONTRACT

Upon notice to You, We may modify Your contract to:

      (a) permit the contract or the Separate Account to comply with any applicable law or regulation issues by a government agency;

      (b) assure continued qualification of the contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

      (c)   reflect a change in the operation of the Separate Account; or

      (d)   provide additional investment options.

In the event of such modifications, We will make an appropriate endorsement to the contract.

YOUR BENEFICIARY

You name Your beneficiary in Your contract application. The beneficiary is entitled to the death benefit of the contract. A beneficiary is revocable unless otherwise stated in the beneficiary designation. You may change the revocable beneficiary during the annuitant's and owner's lifetime. We must receive written notice informing Us of the change. Upon receipt and acceptance at Our Principal office, a change takes effect as of the date that the written notice was signed. We will not be liable for any payment made before We receive and accept the written notice. If no primary beneficiary is living when the annuitant or owner dies, the death benefit will be paid to the contingent beneficiary, if any. If no beneficiary is living when the annuitant or an owner dies, then We will pay the death benefit to the owner's or annuitant's estate.

If there are joint owners, the surviving joint owner, if any, will be considered the designated primary beneficiary, unless the joint owners have otherwise designated a primary beneficiary either on the application or by sending Us a written notice. If a person other than a joint owner is named a primary beneficiary, the surviving owner will not be entitled to proceeds upon the death of the first owner.

ASSIGNING YOUR CONTRACT

You may assign Your rights in a non-qualified contract. You must send a copy of the assignment to Our Principal office. The assignment takes effect as of the date that the written notice was signed. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

WHEN WE PAY PROCEEDS FROM THIS CONTRACT

We will generally pay any death benefits, withdrawals, loans or surrenders within seven days after receiving the required form(s) at Our Principal office. The death benefit is determined as of the date We receive due proof of death, an election of a settlement option, and any other required forms or documentation. If We do not receive a written election and all other required forms within 90 days after receipt of due proof of death, then a lump sum payment will be paid as of that date.

We may delay payment for one or more of the following reasons:

      1)    We cannot determine the amount of the payment because:

            a)    the New York Stock Exchange is closed,

            b)    trading in securities has been restricted by the SEC, or

            c)    the SEC has declared that an emergency exists,

      2) The SEC by order permits Us to delay payment to protect Our owners, or

      3)    Your premium check(s) have not cleared Your bank.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or "freeze" a contract owner's account. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, or continue making annuity payments. If a contract or account is frozen, the accumulation value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator. We may also be required to provide information about You and Your contract to the government agencies and departments.

We may defer payment of any withdrawal, loan or surrender from the Fixed Account, for up to six months after We receive Your request.

DISTRIBUTION OF THE CONTRACTS

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC ("Sammons Securities Company") for the distribution and sale of the contracts. Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company may enter into written sales agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay commissions to Sammons Securities Company for sales of the contracts by its registered representatives as well as by selling firms.
Sales commissions may vary, but the maximum commission payable for contract sales is 8.25% of premiums payments. Where lower commissions are paid, We may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for Sammons Securities Company's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Securities Company's management team; advertising expenses; and all other expenses of distributing the contracts. Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of contracts. Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help registered representatives and/or their managers qualify for such benefits. Sammons Securities Company's registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a contract.

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the contract: (a) the surrender charge; (b) the mortality and expense charge; (c) rider charges; (d) payments, if any, received from the underlying portfolios or their managers; and investment earnings on amount allocated under the contract to the Fixed Account. Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that you do pay directly or indirectly.

REGULATION

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC.

Employees of Sammons Enterprises, Inc., and its subsidiaries, may receive waiver of charges, reduced charges, or a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee's first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee's contract during the first year.

LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on them, the Separate Account, or the Separate Account's principal underwriter, Sammons Securities Company, LLC.

LEGAL MATTERS

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

FINANCIAL STATEMENTS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in the SAI. The address for PricewaterhouseCoopers LLP is:

                                One North Wacker
                               Chicago, IL 60606

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

                       STATEMENT OF ADDITIONAL INFORMATION

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus. You can get this SAI by checking the appropriate box on the application form, by writing Our Principal office, or by calling the Principal office's Toll Free number at 1-877-586-0240. The following is the Table of Contents for the SAI:

                                TABLE OF CONTENTS
                                                                         Page
THE CONTRACT                                        .........................3
   Entire Contract                                  .........................3
   Changes to the Contract                          .........................3
   Incontestability                                 .........................3
   Misstatement of Age or Sex                       .........................3
   Non-participating                                .........................3
   Claims of Creditors                              .........................3
   Minimum Benefits                                 .........................3
   Ownership                                        .........................4
   Assignment                                       .........................4
   Accumulation unit Value                          .........................4
   Annuity Payments                                 .........................5
CALCULATION OF YIELDS AND TOTAL RETURNS             .........................6
   Money Market Investment division Yield
   Calculation                                      .........................6
   Other Investment division Yield Calculations     .........................7
   Standard Total Return Calculations               .........................7
   Cumulative Total Returns                         .........................8
   Adjusted Historical Performance Data             .........................9
FEDERAL TAX MATTERS                                 .........................9
   Tax Free Exchanges (Section 1035)                .........................9
   Required Distributions                           .........................10
   Non-Natural Person                               .........................10
   Diversification Requirements                     .........................10
   Owner Control                                    .........................11
   Taxation of Qualified Contracts                  .........................11
DISTRIBUTION OF THE CONTRACT                        .........................12
SAFEKEEPING OF ACCOUNT ASSETS                       .........................14
STATE REGULATION                                    .........................14
RECORDS AND REPORTS                                 .........................14
LEGAL MATTERS                                       .........................14
FINANCIAL MATTERS                                   .........................14
OTHER INFORMATION                                   .........................15
CONDENSED FINANCIALS                                .........................15
FINANCIAL STATEMENTS                                .........................50

                         CONDENSED FINANCIAL INFORMATION

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation. An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount. The tables below show two sets of accumulation unit values that reflect the highest and lowest levels of Separate
Account annual expenses available under the contract. The information for all other accumulation unit values is in the Statement of Additional Information.
You may obtain a free copy of the Statement of Additional Information by writing to Us at Our Principal Office, calling Us at (877) 586-0240, or faxing Us at
(866) 270-9565.


Table 1 - 1.35% Asset Charge


Base Contract - No Riders

---------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                     Accumulation Unit   Accumulation Unit     Number of
                                                                        Value at Beginning                        Accumulation
                                                                             of Period        Value at End of    Units at End of
                                                                           (12/31/2006)     Period (12/31/2007)      Period

---------------------------------------------------------------------------------------------------------------------------------

2007

---------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund (9/20/99 - 12/31/05)                          12.48                9.57            3,785.50

---------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund (5/21/97 - 12/31/05)                          11.89               13.12            3,092.84

---------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund (5/20/97 - 12/31/05)                                  11.26               11.97            3,149.39

---------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund (12/30/94 - 12/31/05)                                  14.38               17.11            3,075.38

---------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/05)                            11.87               14.05           23,344.37

---------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/05)                  13.70               18.05            1,343.19

---------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 - 12/31/05)                    12.11               15.72            7,002.51

---------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio (2/1/02 -
12/31/05)                                                                      14.21               16.43            2,827.69

---------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund  (2/1/02 - 12/31/05)                         11.39               11.79            1,728.58

---------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (2/1/02 - 12/31/05)              14.48               20.82             978.79

---------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (2/1/02 - 12/31/05)                   12.26               12.04            1,888.25

---------------------------------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)              10.06               10.87           14,760.47

---------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (2/1/02 - 12/31/05)                     14.22               16.54           16,615.98

---------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value (1/3/05 - 12/31/05)                    12.31               11.98            1,563.67

---------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                     12.79               12.31            1,124.47

---------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                            9.57                11.41             181.64

---------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (2/1/02 - 12/31/05)                             12.48               11.65           21,810.97

---------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/05)                         11.45               12.42            2,132.36

---------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/05)               10.77               11.71            3,914.52

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio (2/1/02 -
12/31/05)                                                                      11.00               12.50             277.40

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio  (2/1/02 - 12/31/05)                    10.99               12.86              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/05)                            11.59               12.43             911.17

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/05)                          12.93               14.96           11,725.87

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/05)                       12.63               12.61           12,823.67

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/05)                     11.98               13.23            1,631.77

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (2/1/02 - 12/31/05)                11.36               13.77             564.20

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/05)                              11.17               13.96            2,923.06

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/05)                         11.17               11.30            6,259.29

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/05)                           12.04               12.49           34,905.60

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/05)               10.37               10.65            5,510.78

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                              13.21               15.03            2,202.86

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/05)                        10.52               10.92           19,702.25

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/05)                            14.11               16.30           13,639.35

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)                   12.21               12.70             131.13

---------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)                   12.53               12.54            1,545.65

---------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                       12.95               13.18            3,550.78

---------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 - 12/31/05)         11.79                9.71            9,315.98

---------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio (3/21/03 - 12/31/05)                   10.48               10.47           10,166.08

---------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II) (5/1/02 - 12/31/05)                  11.99               11.16             664.10

---------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                            12.27               13.17             926.89

---------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                      12.11               12.35             522.23

---------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                      16.57               17.12           17,525.54

---------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                      12.27               12.18           13,219.86

---------------------------------------------------------------------------------------------------------------------------------

MFS VIT Growth Series (2/1/02 - 12/31/05)                                      11.88               14.17            2,285.97

---------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/05)                             12.10               13.14             75.15

---------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/05)                               11.96               12.07             96.03

---------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/05)                                    11.96               13.33             985.37

---------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                    10.66               10.57              0.00

---------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 - 12/31/05)              12.84               15.48             180.72

---------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                     12.26               12.50              0.00

---------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                             11.14               11.38            5,217.05

---------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                           10.23               10.84             459.47

---------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                            10.12               11.04             794.85

---------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                           10.40               11.16           45,605.32

---------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                    10.48               10.99              0.00

---------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                      12.30               12.21              0.00

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)             10.14               10.98             220.42

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)                 9.83                 9.26            1,673.13

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                                  9.46                 8.28              0.00

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                              8.70                 8.66              0.00

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/05)                                         12.53               12.50             281.14

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/05)                                          10.69               12.42              0.00

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation (5/1/02 - 12/31/05)                                   12.68               15.35              0.00

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                       10.30               10.56              0.00

---------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                              10.16               11.00             593.96

---------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                    18.89               25.65             893.77

---------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                        17.91               25.68            4,212.76

---------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                       16.27               16.20            2,421.46

---------------------------------------------------------------------------------------------------------------------------------



Table 2 - 3.20% Asset Charge


Base Contract with GMWB Aggressive Asset Allocation Model and Premium Bonus Rider

---------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                     Accumulation Unit   Accumulation Unit     Number of
                                                                        Value at Beginning                        Accumulation
                                                                             of Period        Value at End of    Units at End of
                                                                           (12/31/2006)     Period (12/31/2007)      Period

---------------------------------------------------------------------------------------------------------------------------------

2007

---------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund (9/20/99 - 12/31/05)                          11.87                8.94              0.00

---------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund (5/21/97 - 12/31/05)                          11.07               11.99              0.00

---------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund (5/20/97 - 12/31/05)                                  11.09               11.57              0.00

---------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund (12/30/94 - 12/31/05)                                  13.40               15.66              0.00

---------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/05)                            11.27               13.09             195.22

---------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/05)                  13.06               16.89              0.00

---------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 - 12/31/05)                    11.41               14.53             85.11

---------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio (2/1/02 -
12/31/05)                                                                      13.32               15.12              0.00

---------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund  (2/1/02 - 12/31/05)                         10.75               10.92              0.00

---------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (2/1/02 - 12/31/05)              13.08               18.47              0.00

---------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (2/1/02 - 12/31/05)                   11.39               10.98              0.00

---------------------------------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)              9.77                10.36              0.00

---------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (2/1/02 - 12/31/05)                     13.08               14.93             208.72

---------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value (1/3/05 - 12/31/05)                    11.80               11.27              0.00

---------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                     12.36               11.68              0.00

---------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                            9.49               11.10              0.00

---------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (2/1/02 - 12/31/05)                             11.62               10.66             253.43

---------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/05)                         10.97               11.69              0.00

---------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/05)                 10.08               10.76              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio (2/1/02 -
12/31/05)                                                                      10.52               11.74              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio  (2/1/02 - 12/31/05)                    10.49               12.05              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/05)                            11.12               11.71              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/05)                          12.03               13.67              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/05)                       11.84               11.61             13.91

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/05)                     11.47               12.43              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (2/1/02 - 12/31/05)                10.85               12.91              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/05)                              10.76               13.19              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/05)                         10.64               10.57              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/05)                           11.37               11.58             294.55

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/05)               10.01               10.09              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                              12.05               13.46              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/05)                        10.16               10.35              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/05)                            12.92               14.65             192.55

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)                   11.42               11.66              0.00

---------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)                   11.84               11.63              0.00

---------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                       12.07               12.05              0.00

---------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 - 12/31/05)         11.31                9.15             53.93

---------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio (3/21/03 - 12/31/05)                   10.03                9.84              0.00

---------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II) (5/1/02 - 12/31/05)                  11.38               10.39             50.01

---------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                            11.42               12.03              0.00

---------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                      11.38               11.40              0.00

---------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                      14.76               14.97             30.45

---------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                      11.42               11.12             106.99

---------------------------------------------------------------------------------------------------------------------------------

MFS VIT Growth Series (2/1/02 - 12/31/05)                                      11.33               13.26              0.00

---------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/05)                             11.30               12.04              0.00

---------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/05)                               11.65               11.54              0.00

---------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/05)                                    11.06               12.09              0.00

---------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                    10.46               10.18              0.00

---------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 - 12/31/05)              12.22               14.46              0.00

---------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                     11.51               11.51              0.00

---------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                             10.57               10.59              0.00

---------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                           9.94                10.33              0.00

---------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                            9.73                10.42              0.00

---------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                           10.04               10.57             58.86

---------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                    10.56               10.88              0.00

---------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                      12.34               12.02              0.00

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)             9.65                10.26              0.00

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)                 9.83                 9.09              0.00

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                                  8.87                 7.62              0.00

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                              8.64                 8.44              0.00

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/05)                                         11.77               11.52              0.00

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/05)                                          10.72               12.23              0.00

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation (5/1/02 - 12/31/05)                                   11.86               14.10              0.00

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                       9.97                10.03              0.00

---------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                              9.85                10.47              0.00

---------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                    15.98               21.30              0.00

---------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                        16.17               22.76              5.22

---------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                       15.08               14.74              0.00

---------------------------------------------------------------------------------------------------------------------------------


Table 1 - 1.35% Asset Charge
Base Contract -  No Riders
---------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                     Accumulation Unit   Accumulation Unit     Number of
                                                                        Value at Beginning                        Accumulation
                                                                             of Period        Value at End of    Units at End of
                                                                           (12/31/2005)     Period (12/31/2006)      Period
---------------------------------------------------------------------------------------------------------------------------------
2006
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 - 12/31/05)                          10.86               12.48            3624.89
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 - 12/31/05)                          11.45               11.89            2767.97
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 - 12/31/05)                                  10.33               11.26            2917.56
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 - 12/31/05)                                  11.62               14.38            2873.13
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                            11.44               11.87            12870.51
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/05)                  11.64               13.70            1517.04
---------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 - 12/31/05)                    11.14               12.11            4680.74
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                      12.00               14.21            2058.74
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 - 12/31/05)                         10.53               11.39            1817.70
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 - 12/31/05)              12.52               14.48            1029.87
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 - 12/31/05)                   10.63               12.26            1871.19
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)              10.04               10.06            4107.10
---------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 - 12/31/05)                     11.55               14.22            17362.25
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)                    10.42               12.31            1545.69
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                     10.78               12.79             373.83
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                            10.04                9.57             58.83
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 - 12/31/05)                             10.67               12.48            16747.91
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 - 12/31/05)                         10.55               11.45            2102.88
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/05)                 10.22               10.77            2452.91
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/05)               9.27                 9.22            1839.04
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio  (2/1/02 - 12/31/05)                    10.41               11.00             299.73
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio (2/1/02 -
12/31/05)                                                                      10.44               10.99              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/05)                            10.53               11.59             924.41
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/05)                          11.76               12.93            7139.53
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/05)                       10.67               12.63            5814.54
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/05)                     10.76               11.98            1482.18
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 - 12/31/05)                10.95               11.36             379.76
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 - 12/31/05)                              10.62               11.17            1739.16
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 - 12/31/05)                         10.20               11.17            5337.63
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/05)                           10.57               12.04            19785.39
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/05)               10.09               10.37            2960.98
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                              11.91               13.21             931.58
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/05)                        10.17               10.52            13372.56
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/05)                            12.14               14.11            6553.11
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)                   10.66               12.21              0.00
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 - 12/31/05)         10.35               12.53            1608.55
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)                   11.30               12.95            1436.45
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                       10.64               11.79            5443.19
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 - 12/31/05)                  10.20               10.48            10874.96
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                            10.57               11.99             346.79
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)            11.51               12.27             972.65
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                      10.46               12.11             522.23
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                      13.01               16.57            4452.50
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                      11.08               12.27            10764.35
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series (2/1/02 - 12/31/05)                                      11.19               11.88            2254.24
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 - 12/31/05)                             10.88               12.10             207.56
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                               10.74               11.96             138.43
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 - 12/31/05)                                    11.00               11.96             944.55
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                    10.26               10.66              0.00
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 - 12/31/05)              11.37               12.84             180.82
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                     11.18               12.26              0.00
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                             10.36               11.14            2167.81
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                           9.97                10.23             857.88
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                            10.18               10.12             797.27
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                           10.15               10.40            29455.16
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                    9.53                10.48              0.00
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                      10.05               12.30              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)             10.61               10.14             566.23
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)                 9.22                 9.83            1714.12
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                                  9.72                 9.46              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                              9.54                 8.70              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                         10.64               12.53             281.38
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                          10.24               10.69              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                                   11.54               12.68              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                       10.06               10.30              0.00
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                              9.67                10.16             973.31
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                    13.73               18.89             357.38
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                        14.58               17.91            1712.02
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                       12.60               16.27            1898.08
---------------------------------------------------------------------------------------------------------------------------------


Table 2 - 3.20% Asset Charge
Base Contract with GMWB Aggressive Asset Allocation Model and Premium Bonus Rider
---------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                     Accumulation Unit   Accumulation Unit     Number of
                                                                        Value at Beginning                        Accumulation
                                                                             of Period        Value at End of    Units at End of
                                                                           (12/31/2005)     Period (12/31/2006)      Period
---------------------------------------------------------------------------------------------------------------------------------
2006
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 - 12/31/05)                          10.53               11.87              0.00
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 - 12/31/05)                          10.86               11.07              0.00
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 - 12/31/05)                                  10.37               11.09              0.00
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 - 12/31/05)                                  11.03               13.40              0.00
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                            11.06               11.27             248.54
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/05)                  11.30               13.06              0.00
---------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 - 12/31/05)                    10.69               11.41             94.47
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                      11.46               13.32              0.00
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 - 12/31/05)                         10.12               10.75              0.00
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 - 12/31/05)              11.52               13.08              0.00
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 - 12/31/05)                   10.07               11.39              0.00
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)              9.93                 9.77              0.00
---------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 - 12/31/05)                     10.82               13.08             198.15
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)                    10.17               11.80              0.00
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                     10.61               12.36              0.00
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                            10.14                9.49              0.00
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 - 12/31/05)                             10.13               11.62             261.59
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 - 12/31/05)                         10.30               10.97              0.00
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/05)                 9.74                10.08              0.00
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/05)               9.37                 9.15              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio  (2/1/02 - 12/31/05)                    10.14               10.52              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio (2/1/02 -
12/31/05)                                                                      10.15               10.49              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/05)                            10.30               11.12              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/05)                          11.15               12.03              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/05)                       10.19               11.84             50.58
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/05)                     10.50               11.47              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 - 12/31/05)                10.65               10.85              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 - 12/31/05)                              10.42               10.76              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 - 12/31/05)                         9.90                10.64              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/05)                           10.17               11.37             362.95
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/05)               9.93                10.01              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                              11.07               12.05              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/05)                        10.00               10.16              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/05)                            11.33               12.92             252.07
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)                   10.16               11.42              0.00
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 - 12/31/05)         9.97                11.84              0.00
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)                   10.72               12.07              0.00
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                       10.40               11.31             58.58
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 - 12/31/05)                  9.95                10.03              0.00
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                            10.21               11.38             58.50
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)            10.91               11.42              0.00
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                      10.02               11.38              0.00
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                      11.81               14.76             123.18
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                      10.50               11.42             123.14
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series (2/1/02 - 12/31/05)                                      10.87               11.33              0.00
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 - 12/31/05)                             10.35               11.30              0.00
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                               10.65               11.65              0.00
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 - 12/31/05)                                    10.36               11.06              0.00
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                    10.26               10.46              0.00
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 - 12/31/05)              11.02               12.22              0.00
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                     10.69               11.51              0.00
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                             10.00               10.57              0.00
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                           9.87                 9.94              0.00
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                            9.97                 9.73              0.00
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                           9.98                10.04             64.68
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                    9.79                10.56              0.00
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                      10.27               12.34              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)             10.28                9.65              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)                 9.39                 9.83              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                                  9.29                 8.87              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                              9.64                 8.64              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                         10.18               11.77              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                          10.46               10.72              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                                   10.99               11.86              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                       9.91                 9.97              0.00
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                              9.55                 9.85              0.00
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                    11.83               15.98              0.00
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                        13.41               16.17             25.02
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                       11.90               15.08              0.00
---------------------------------------------------------------------------------------------------------------------------------


Table 1 - 1.35% Asset Charge
Base Contract -  No Riders
---------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                     Accumulation Unit   Accumulation Unit     Number of
                                                                        Value at Beginning                        Accumulation
                                                                             of Period        Value at End of    Units at End of
                                                                           (12/31/2004)     Period (12/31/2005)      Period
---------------------------------------------------------------------------------------------------------------------------------
2005
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 - 12/31/05)                        10.392990           10.8597191         434.5593
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 - 12/31/05)                        10.730872          11.45009384         409.9797
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 - 12/31/05)                                10.251199          10.33402448         347.4312
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 - 12/31/05)                                10.077457          11.61660337          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                          10.352604           11.443354         5,457.7142
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/05)                10.312858          11.64491893         634.5179
---------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 - 12/31/05)                  10.283717          11.14307098        1,788.1272
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                    10.402988          11.99661166         125.8129
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 - 12/31/05)                       10.168650          10.52782543         362.7796
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 - 12/31/05)            10.394158          12.51793725         69.5768
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 - 12/31/05)                 10.311975          10.63370047         474.7236
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)            10.020868           10.0409117         264.9150
---------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 - 12/31/05)                   10.353857          11.55431832       11,034.3410
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)                  9.999630           10.41762606         430.2701
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                   9.999630           10.78419141         374.0837
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                          9.979926          10.04093145         58.9731
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 - 12/31/05)                           10.317614          10.67383332       11,210.8097
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 - 12/31/05)                       10.223692          10.54533215         443.9444
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/05)               10.311755          10.21638331         55.8920
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/05)             10.344185          9.270332225         193.2926
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio  (2/1/02 - 12/31/05)                  10.167642          10.41097018         324.1224
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio (2/1/02 -
12/31/05)                                                                    10.213867          10.43657615          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/05)                          10.115289          10.53160119         680.8085
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/05)                        10.219783          11.76171611        2,630.9788
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/05)                     10.244305           10.6703624        3,528.2791
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/05)                   10.157472          10.76328883         548.9948
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 - 12/31/05)              10.210997          10.94862862         173.0735
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 - 12/31/05)                            10.206422          10.62407795         275.0652
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 - 12/31/05)                       10.104052          10.19947581        3,366.8477
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/05)                         10.247168          10.57070757       10,305.6898
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/05)             10.040798           10.0942567        1,055.8580
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                            10.230162          11.91186488          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/05)                      10.004319           10.1698129       10,525.4591
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/05)                          10.362505          12.14432585        2,196.4327
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)                 10.554365          10.66360386          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 - 12/31/05)       10.000000          10.64360682        2,462.9491
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)                 10.000000           10.3523485          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                     10.000000          11.29567929         94.8345
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 - 12/31/05)                10.053149          10.19751257        7,974.2257
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                          10.357821          10.56845554          8.9490
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)          10.386805          11.51187034         73.2620
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                    10.270537          10.46222387          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                    10.412476          13.00914096          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                    10.378295          11.08141759        7,730.5855
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series (2/1/02 - 12/31/05)                                    10.412701          11.19028042         667.5089
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 - 12/31/05)                           10.307947           10.8844068         172.5660
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                             10.360358          10.73613927         103.0129
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 - 12/31/05)                                  10.368315          11.00417546         54.7186
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                  10.000000          10.26464516          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 - 12/31/05)            10.000000          11.37165794          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                   10.000000          11.18007117          0.0000
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                           10.080838          10.35515468         611.0594
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                         10.008578          9.974645363        1,012.9763
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                          10.110099          10.18344696         676.1478
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                         10.041974          10.15016337       16,995.1845
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                  10.000000          9.533100794          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                    10.000000          10.04814106          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                                9.730502            9.72239355          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)               9.856847           9.215524034          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                       10.376510          10.64376355         76.2335
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                        10.265291          10.24068887          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                                 10.281898          11.53531018          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)           10.000000          10.61042287         686.2266
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                     9.995417           10.06005429          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                            9.743013           9.538614043          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                            10.108412          9.670850359        1,105.3414
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                  10.541554          13.72855806          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                      9.742954           14.57989068         436.2846
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                     10.551836          12.59794103         523.1233
---------------------------------------------------------------------------------------------------------------------------------


Table 2 - 3.20% Asset Charge
Base Contract with GMWB Aggressive Asset Allocation Model and Premium Bonus Rider
---------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                     Accumulation Unit   Accumulation Unit     Number of
                                                                        Value at Beginning                        Accumulation
                                                                             of Period        Value at End of    Units at End of
                                                                           (12/31/2004)     Period (12/31/2005)      Period
---------------------------------------------------------------------------------------------------------------------------------
2005
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 - 12/31/05)                        10.000000          10.52842868          0.0000
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 - 12/31/05)                        10.000000          10.85794646          0.0000
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 - 12/31/05)                                10.000000          10.36611766          0.0000
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 - 12/31/05)                                10.000000          11.03019572          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                          10.000000          11.06330326         87.6232
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/05)                10.000000          11.30382794          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 - 12/31/05)                  10.000000          10.69384455         45.2190
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                    10.000000          11.46017255          0.0000
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 - 12/31/05)                       10.000000          10.12027957          0.0000
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 - 12/31/05)            10.000000          11.52459883          0.0000
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 - 12/31/05)                 10.000000          10.06661731          0.0000
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)            10.000000          9.930044192          0.0000
---------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 - 12/31/05)                   10.000000          10.82155679         130.7863
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)                  10.000000           10.1684626          0.0000
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                   10.000000          10.61497044          0.0000
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                          10.000000         10.13958819          0.0000
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 - 12/31/05)                           10.000000           10.1286389         128.3553
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 - 12/31/05)                       10.000000          10.29501672          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/05)               10.000000          9.740812136          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/05)             10.000000          9.374647271          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio  (2/1/02 - 12/31/05)                  10.000000          10.14106928          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio (2/1/02 -
12/31/05)                                                                    10.000000          10.14940903          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/05)                          10.000000          10.30075829          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/05)                        10.000000          11.14644851          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/05)                     10.000000          10.19057993          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/05)                   10.000000          10.49562859          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 - 12/31/05)              10.000000          10.65217088          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 - 12/31/05)                            10.000000           10.4194951          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 - 12/31/05)                       10.000000          9.895401394          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/05)                         10.000000          10.17167489         135.8604
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/05)             10.000000          9.926515317          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                            10.000000          11.06851709          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/05)                      10.000000          9.998260948          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/05)                          10.000000          11.32771362         107.6502
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)                 10.000000          10.16492389          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 - 12/31/05)       10.000000          10.40029131         22.4387
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)                 10.000000          9.966450207          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                     10.000000          10.71949852          0.0000
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 - 12/31/05)                10.000000          9.945271053          0.0000
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                          10.000000          10.21260252         22.8575
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)          10.000000          10.91033702          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                    10.000000           10.0200132          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                    10.000000          11.80606358          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                    10.000000          10.50231846         52.4234
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series (2/1/02 - 12/31/05)                                    10.000000          10.86886216          0.0000
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 - 12/31/05)                           10.000000          10.35190737          0.0000
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                             10.000000          10.65440263          0.0000
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 - 12/31/05)                                  10.000000          10.35865958          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                  10.000000          10.26417716          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 - 12/31/05)            10.000000          11.01946123          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                   10.000000          10.68885563          0.0000
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                           10.000000           10.0016217          0.0000
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                         10.000000           9.87041744          0.0000
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                          10.000000          9.972778862          0.0000
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                         10.000000          9.980030696         22.2343
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                  10.000000          9.793668448          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                    10.000000          10.26907395          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                                10.000000          9.291850343          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)               10.000000          9.385065733          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                       10.000000           10.1849161          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                        10.000000           10.463528           0.0000
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                                 10.000000          10.99342109          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)           10.000000          10.28468653          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                     10.000000          9.914007928          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                            10.000000          9.643243578          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                            10.000000          9.554244306          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                  10.000000          11.82841101          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                      10.000000          13.41204332          0.0000
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                     10.000000          11.89534674          0.0000
---------------------------------------------------------------------------------------------------------------------------------

                                   Appendix I
                Guaranteed Minimum Withdrawal Benefit - Examples

Example 1: Assume You select the GMWB rider when You purchase Your contract and Your initial premium is $100,000.

      o     Your guaranteed amount is $100,000, which is Your initial premium.

      o Your payment amount is $7,000, which is 7% of Your initial guaranteed amount.

Example 2: Assume the same facts as Example 1. If You make an additional premium payment of $50,000, then

      o Your Guaranteed Amount is $150,000, which is Your prior guaranteed amount ($100,000) plus Your additional premium payment ($50,000).

      o Your payment amount is $10,500, which is Your prior payment amount ($7,000) plus 7% of Your additional premium payment ($3,500).

Example 3: Assume the same facts as Example 1. If You take the maximum payment amount before the end of the first contract year, then

      o Your Guaranteed Amount becomes $93,000, which is Your prior guaranteed amount ($100,000) minus the payment amount ($7,000).

      o Your payment amount for the next year remains $7,000, because You did not take more than the payment amount ($7,000).

Each time a withdrawal is taken from the contract, the withdrawal is deducted from the guaranteed amount (this is the "new guaranteed amount") and the withdrawal is deducted from the contract's accumulation value (this is the "new accumulation value"). There are three distinct circumstances that may occur when the total withdrawals exceed the payment amount in any contract year.

First, following a withdrawal that exceeds the payment amount, the new accumulation value may equal or exceed the new guaranteed amount and the net premiums (total premiums less withdrawals prior to current withdrawal). In this case, the new guaranteed amount and the payment amount remains unchanged.

Second, following a withdrawal that exceeds the payment amount, the new accumulation value may equal or exceed the new guaranteed amount and be less than

Finally, following a withdrawal that exceeds the payment amount, the new accumulation value may be less than the new guaranteed amount. In this case the new guaranteed amount is reduced to the new accumulation value and the payment amount is reduced to 7% of the new guaranteed amount. Examples 4, 5 and 6 demonstrate these circumstances, respectively.


Example 4: Assume the same facts as Example 1. If You withdraw $50,000, and Your accumulation value is $150,000 at the time of the withdrawal, then We recalculate Your guaranteed amount by comparing the results of two calculations:

      o First We deduct the amount of the withdrawal ($50,000) from Your accumulation value ($150,000). This equals $100,000 and is Your "new accumulation value".

      o Second, We deduct the amount of the withdrawal ($50,000) from Your guaranteed amount ($100,000). This is $50,000 and is Your "new guaranteed amount".

Since the new accumulation value ($100,000) is greater than or equal to the new guaranteed amount ($50,000), and it is greater than or equal to Your net premiums in the contract before the withdrawal ($100,000), there is no reduction in the new guaranteed amount ($50,000) or the payment amount ($7,000).

Example 5: Assume the same facts as Example 1. If You withdraw $60,000, and Your accumulation value is $150,000 at the time of the withdrawal, then We recalculate Your guaranteed amount by comparing the results of two calculations:

      o First We deduct the amount of the withdrawal ($60,000) from Your accumulation value ($150,000). This equals $90,000 and is Your "new accumulation value".

      o Second, We deduct the amount of the withdrawal ($60,000) from Your guaranteed amount ($100,000). This is $40,000 and is Your "new guaranteed amount".

Since the new accumulation value ($90,000) is greater than or equal to the new guaranteed amount ($40,000), but less than Your net premiums in the contract before the withdrawal ($100,000), there is no reduction in the new guaranteed amount ($40,000) and the payment amount is reduced. The new payment amount is 7% of Your new accumulation value, which is $6,300.

Example 6: Assume the same facts as Example 1. If You withdraw $50,000, and Your accumulation value is $80,000 at the time of the withdrawal, then We recalculate Your guaranteed amount by comparing the results of two calculations:

      o First We deduct the amount of the withdrawal ($50,000) from Your accumulation value ($80,000). This equals $30,000 and is Your "new accumulation value".

      o Second, We deduct the amount of the withdrawal ($50,000) from Your guaranteed amount ($100,000). This is $50,000 and is Your "new guaranteed amount).

Since the new accumulation value ($30,000) is less than the new guaranteed amount ($50,000), Your new guaranteed amount is reduced to the new accumulation value ($30,000) and the payment amount is reduced to 7% of the new guaranteed amount ($2,100).

Example 7: Assume the same facts as Example 1. If You elect to "step up" Your GMWB after the 5th contract anniversary following the addition of this rider to Your contract, assuming You have made no withdrawals during the 5 years the rider has been inforce, and Your accumulation value at the time of step up is $200,000, then We recalculate Your guaranteed amount by comparing the results of two calculations:

      o We recalculate Your new guaranteed amount to equal Your accumulation value, which is $200,000.

      o Your new payment amount is equal to 7% of Your new guaranteed amount, or $14,000.

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses. A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Principal office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090. Reports and other information about Midland National Life Insurance Company are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102.


SEC File No. 811-07772

                   STATEMENT OF ADDITIONAL INFORMATION FOR THE
                     ADVANTAGE III VARIABLE ANNUITY CONTRACT
               Flexible Premium Deferred Variable Annuity Contract
                                   Offered by
                     MIDLAND NATIONAL LIFE INSURANCE COMPANY
                     (Through Midland National Life Separate
                                   Account C)
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565(toll-free)


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advantage III Variable Annuity ("contract") offered by Midland National Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 2008, by contacting Us at our Principal Office using the above address and phone numbers. Terms used in the current Prospectus for the contract are incorporated in this document.







THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT and the prospectuses for all of the portfolios currently available in the contract.


                                Dated May 1, 2008

                                TABLE OF CONTENTS

THE CONTRACT................................................................3

  Entire Contract...........................................................3

  Changes to the Contract...................................................3

  Incontestability..........................................................3

  Misstatement of Age or Sex................................................3

  Non-participating.........................................................3

  Claims of Creditors.......................................................3

  Minimum Benefits..........................................................3

  Ownership.................................................................4

  Assignment................................................................4

  Accumulation Unit Value...................................................4

  Annuity Payments..........................................................5

CALCULATION OF YIELDS AND TOTAL RETURNS.....................................6

  Money Market Investment Division Yield Calculation........................6

  Other Investment Division Yield Calculations..............................7

  Standard Total Return Calculations........................................7

  Cumulative Total Returns..................................................8

  Adjusted Historical Performance Data......................................9

FEDERAL TAX MATTERS.........................................................9

  Tax-Free Exchanges (Section 1035).........................................9

  Required Distributions...................................................10

  Non-Natural Person owners................................................10

  Diversification Requirements.............................................10

  Owner Control............................................................11

  Taxation of Qualified Contracts..........................................11

DISTRIBUTION OF THE CONTRACT...............................................12

SAFEKEEPING OF ACCOUNT ASSETS..............................................14

STATE REGULATION...........................................................14

RECORDS AND REPORTS........................................................14

LEGAL MATTERS..............................................................14

FINANCIAL MATTERS..........................................................14

OTHER INFORMATION..........................................................15

CONDENSED FINANCIALS.......................................................15


FINANCIAL STATEMENTS.......................................................70

                                  THE CONTRACT

ENTIRE CONTRACT
The entire contract between You and Us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

CHANGES TO THE CONTRACT
No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations. A change will be made by attaching an endorsement to the contract.

INCONTESTABILITY

We will not contest the contract.

MISSTATEMENT OF AGE OR SEX
If the age or sex of the annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex. Any underpayments made by Us will be paid to the payee. Any overpayments made by Us will be charged against benefits falling due after adjustment. All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

NON-PARTICIPATING
The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

CLAIMS OF CREDITORS
To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

MINIMUM BENEFITS
The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

OWNERSHIP
The contract belongs to You. You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

      1)     Any assignee of record with Us;
      2)     Any irrevocable beneficiary; and
      3)     Any restricted ownership.

We must receive written notice informing Us of any change, designation or revocation. Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed. However, We are not liable for payments made by Us before We record the written notice. A change of owner may have adverse tax consequences.

ASSIGNMENT
An assignment may have adverse tax consequences.
You may assign the contract by giving Us written notice. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

ACCUMULATION UNIT VALUE
We determine accumulation unit values for each investment division of Our Separate Account at the end of each business day. The accumulation unit value for each investment division was initially set at $10.00. The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

      o First, We take the net asset value per share held in the investment division at the end of the current business day plus the per share amount of any dividends or capital gain distributions on shares held in the investment divisions on the current business day; minus the per share amount of any capital loss, realized or unrealized, on shares held in the investment divisions on the current business day.

      o Then, We divide this amount by the net asset value per share held in the investment division at the close of business on the preceding business day (after giving effect to any contract transactions on that day).

      o Then, We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge for the basic contract, without the optional riders, is currently 0.00370 which is an effective annual rate of 1.35%. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account. The daily charge, for a contract with both the optional Premium Bonus rider and the optional Guaranteed Minimum Withdrawal Benefit rider with the Aggressive asset allocation model, is currently 0.00877% which as an effective annual rate of 3.20 %.

      o Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes.

Generally, this means that We would adjust unit values to reflect what happens to the funds, and also for any charges.

ANNUITY PAYMENTS
The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment divisions.

The amount of each variable annuity payment will be affected by the investment performance of the investment divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each investment division by applying the value in the investment division, as of a date not more than 10 business days prior to the maturity date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the annuitant. The number of annuity units for each investment division is then calculated by dividing the first variable annuity payment for that investment division by the investment division's annuity unit value as of the same date.

The dollar amount of each subsequent payment from an investment division is equal to the number of annuity units for that investment division times the annuity unit value for that investment division as of a uniformly applied date not more than 10 business days before the annuity payment is due.

The payment made to the annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each investment division.

The annuity unit value for each investment division was initially set at $10. The Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

      (1)   = the Annuity Unit Value for the preceding business day:

      (2) = the net investment factor (as described above) for that division on that business day.

      (3) = the investment result adjustment factor (0.99986634% per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the maturity date will only be allowed twice per contract year and will be made using the annuity unit value for the investment divisions on the date the request for transfer is received. On the transfer date, the number of annuity units transferred from the investment division is multiplied by the annuity unit value for that investment division to determine the value being transferred. This value is then transferred into the indicated investment division(s) by converting this value into annuity units of the proper investment division(s). The annuity units are determined by dividing the value being transferred into an investment division by the annuity unit value of the investment division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.


                     CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET INVESTMENT DIVISION YIELD CALCULATION

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Fidelity VIP Money Market investment division's and Rydex VT U.S. Government Money Market Fund investment division's (called "the money market investment divisions" for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment divisions or on their respective portfolio securities. This current annualized yield is computed for each money market investment division by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the money market investment division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment divisions of the Separate Account will be lower than the yield for the respective money market investment divisions or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the money market investment divisions for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market investment divisions normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment divisions' actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment divisions or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment divisions or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract.

OTHER INVESTMENT DIVISION YIELD CALCULATIONS

Midland National may from time to time disclose the current annualized yield of one or more of the investment divisions (except the money market investment divisions) for 30-day periods. The annualized yield of an investment division refers to income generated by the investment division over a specified 30-day period. Because the yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

          YIELD = 2 [ (a - b + 1)6 - 1 ]
                       -----
                         cd

             Where:     a =  net investment income earned during the period by the portfolio (or substitute funding vehicle) attributable to shares owned by the investment division.
                        b =  expenses accrued for the period (net of reimbursements).
                        c =  the average daily number of units outstanding during the period.
                        d =  the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts. The yield calculations do not reflect the effect of any surrender charges that may be applicable to a particular contract. Surrender charges range from 9% to 0% of the amount of premium withdrawn depending on the elapsed time since the premium was paid.

Because of the charges and deductions imposed by the Separate Account the yield of the investment division will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment division's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

STANDARD TOTAL RETURN CALCULATIONS

Midland National may from time to time also disclose average annual total returns for one or more of the investment divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

             P (1 + T)n = ERV

             Where:        P =     a hypothetical initial payment of $1,000
                           T =     average annual total return
                           n =     number of years
                         ERV =     ending redeemable value of a hypothetical
                                   $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).


All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the annual $30 annual maintenance fee. This additional amount is based on an anticipated average accumulation value of $17,240 so it is calculated as 0.17% annually. The standard average annual total return calculations assume the contract is surrendered and therefore will reflect the effect of surrender charges that may be applicable to a particular period.


Midland National may disclose average annual total returns in various ways, depicting whether the contract is surrendered or maintained in force and whether the optional premium bonus rider is selected. Accordingly, Midland may disclose the following types of average annual total return:

      1. The contract is surrendered, the optional premium bonus rider has been selected and the guaranteed minimum withdrawal benefit has not been selected;

      2. The contract is surrendered, and no optional riders have been selected;

      3. The contract is not surrendered, and no optional riders have been selected.

      4. The contract is surrendered and both optional riders have been selected using the Aggressive asset allocation model.

Midland National may from time to time also disclose average annual total returns in a format, which assumes that the contract is kept in force through the time period shown. Such non-standard returns will be identical to the standard format, which assumes the contract is surrendered except that the contingent deferred sales charge percentage will be assumed to be 0%. The non-standard returns, which assume the contract is kept in-force, will only be shown in conjunction with standard returns, which assume the contract is surrendered.

CUMULATIVE TOTAL RETURNS

          Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.


             CTR = [ERV/P] - 1

             Where:       CTR =    the cumulative total return net of investment
                                   division recurring charges for the period.
                          ERV =    ending redeemable value of an assumed $1,000
                                   payment at the beginning of the one, five, or
                                   ten-year period at the end of the one, five,
                                   or ten-year period (or fractional portion
                                   thereof).
                           P  =    an assumed initial payment of $1,000

The returns which assume the contract is kept in-force will only be shown in conjunction with returns which assume the contract is surrendered.

Midland may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

ADJUSTED HISTORICAL PERFORMANCE DATA

Midland National may also disclose adjusted historical performance data for an investment division for periods before the investment division commenced operations, based on the assumption that the investment division was in existence before it actually was, and that the investment division had been invested in a particular portfolio that was in existence prior to the investment division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment division will invest in.


Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a "contract charges" factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the annual $30 annual maintenance fee. This additional amount is based on an anticipated average accumulation value of $17,240 so it is calculated as $30/$17,240, or 0.17% annually. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment division. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value ("ERV") of a hypothetical $1,000 initial payment in the investment division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.


This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).


                               FEDERAL TAX MATTERS

TAX-FREE EXCHANGES (SECTION 1035)

Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the contract, the Company does not differentiate between Section 1035 premiums and non-Section 1035 premiums.

We also accept "rollovers" from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other Qualified contract which is eligible to "rollover" into an IRA (except 403(b) contracts). The Company differentiates between Non-Qualified contracts and IRAs to the extent necessary to comply with federal tax laws.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any Non-Qualified contract to provide that
(a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner's death, or (2) as Annuity payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The owner's "designated beneficiary" is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified contracts.

NON-NATURAL PERSON OWNERS

If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

DIVERSIFICATION REQUIREMENTS

The Code requires that the investments of each investment division of the Separate Account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

OWNER CONTROL

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of a specific dollar amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.


                          DISTRIBUTION OF THE CONTRACT

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


Sammons Securities Company, LLC ("Sammons Securities Company) serves as principal underwriter for the contracts. Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103. Sammons Securities Company is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas which in turn is the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company is a member of the Securities Investor Protection Corporation. Sammons Securities Company also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Registered representatives are appointed as Our insurance agents.


Sammons Securities Company received sales compensation with respect to the contracts in the following amounts during the periods indicated.

Our distribution agreement with Sammons Securities Company allows for 100% pass-through of commissions to their registered representatives licensed with Midland National and payment of an underwriting fee to Sammons Securities Company of 0.90% of total premiums received on all Midland National variable annuities under Separate Account C. Total commissions and underwriting fees are as follows:

------------------------- ------------------------------------------------ -------------------------------------------------
      Fiscal Year              Amount of Commissions Paid to Sammons           Aggregate Amount of Commissions Retained
                                        Securities Company*                        by Sammons Securities Company**
------------------------- ------------------------------------------------ -------------------------------------------------
2005                      $1,627,891                                       $515,685
------------------------- ------------------------------------------------ -------------------------------------------------
2006                      $676,350                                         $388,182
------------------------- ------------------------------------------------ -------------------------------------------------

2007                      $141,008                                         $437,630

------------------------- ------------------------------------------------ -------------------------------------------------

* Represents total commissions paid on Advantage II and Advantage III variable annuity contracts.

** Represents an underwriting fee paid to Sammons Securities Company for all of Midland National's variable annuity contracts under Separate Account C. In exchange for the underwriting fee, Sammons Securities Company provides various administrative services. Examples of the services provided include registered representative training sessions, tracking and notification of firm element training, attendance at Annual Compliance Meetings, and continuing education required by FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.


Under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

      o     sales representative training allowances,

      o     deferred compensation and insurance benefits,

      o     advertising expenses, and

      o     all other expenses of distributing the contracts.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for:

      o "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives;

      o     sales promotions relating to the contracts;

      o costs associated with sales conferences and educational seminars for their sales representatives; and

      o     other sales expenses incurred by them.


We also paid flat dollar amounts to certain firms. Our sales and marketing personnel were permitted to attend selling firm's annual, sales, and other conferences and/or were given booth time, speaking time, or access to lists of the selling firm's registered representatives. During 2007, We made such payments of between $5,000 and $12,000 to eight selling firms; lesser amounts were paid to other selling firms.


We and/or Sammons Securities Company may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.


                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all premiums and redemptions of fund shares held by each of the investment divisions.


                                STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.


                               RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.


                                  LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland Asbill & Brennan LLP, Washington, D.C.


                                FINANCIAL MATTERS


The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company as of and for the years ended December 31, 2007, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:


                                One North Wacker
                               Chicago, IL 60606


                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                                                     CONDENSED FINANCIALS

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation.  An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount.  The tables showing the highest and lowest levels of Separate Account annual expenses available under the contract are located in the prospectus.  The information for all other accumulation unit values are shown below.


Table 1 - 1.45% Asset Charge


Base Contract with GMWB Conservative Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2006)    Period (12/31/2007)

-----------------------------------------------------------------------------------------------------------------------------------

2007

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund (9/20/99 -                               13.99               10.72                 0.00
12/31/05)

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                 11.57               12.75                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                 10.55               11.20                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                 17.08               20.31                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/05)                       10.97               12.97                258.70

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                 12.81               16.86                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                                 13.82               17.92                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio (2/1/02 -
12/31/05)                                                                 16.47               19.03                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                 12.86               13.30                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                 13.89               19.96                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                 13.43               13.18                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)         10.04               10.84               2,801.08

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (2/1/02 -
12/31/05)                                                                 15.94               18.52                109.65

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value (1/3/05 - 12/31/05)               12.29               11.95                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                12.77               12.28                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                        9.55               11.38                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (2/1/02 -
12/31/05)                                                                 15.16               14.15                327.56

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                 12.15               13.18                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                 11.37               12.34                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                 11.68               13.26                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                 11.35               13.27                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                 12.43               13.32                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                 16.27               18.81                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                                 14.38               14.36                197.84

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                 12.44               13.71                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                 11.86               14.36                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                 10.21               12.75                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                 15.13               15.29                 89.48

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                 12.60               13.06                850.71

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                 11.77               12.07                798.89

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                                 19.34               21.98                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                 10.43               10.81               2,712.17

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                 17.76               20.49                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)              12.90               13.40                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)              12.50               12.50                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                  12.93               13.14                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                 11.77                9.68                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio (3/21/03 - 12/31/05)              15.60               16.72                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                 11.54               11.53               2,430.13

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                       14.74               13.71                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                               13.76               14.03                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                 22.47               23.20                438.87

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                 16.29               16.14                 83.64

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                 11.27               13.43                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                 12.30               13.34                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                                 11.00               11.09                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 -
12/31/05)                                                                 12.41               13.82                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                                 10.64               10.54                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                 12.82               15.44                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                12.24               12.46                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                        12.94               13.20                589.71

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                      10.20               10.80                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                       11.23               12.24                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                      10.79               11.56               4,363.86

-----------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)               10.45               10.95                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                 12.28               12.17                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)        10.12               10.95                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)             8.90                8.38                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                              5.76                5.03                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                          6.84                6.80                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/05)                                    12.96               12.92                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/05)                                     12.18               14.14                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation (5/1/02 - 12/31/05)                              13.91               16.82                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                   9.95               10.19                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                         13.27               14.34                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)               28.31               38.39                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                   30.03               43.01                 82.48

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                  28.08               27.92                 0.00

-----------------------------------------------------------------------------------------------------------------------------------



Table 2 - 1.55% Asset Charge


Base Contract with GMWB Moderate-Conservative Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2006)    Period (12/31/2007)

-----------------------------------------------------------------------------------------------------------------------------------

2007

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund (9/20/99 -                               13.92               10.66                 0.00
12/31/05)

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                 11.51               12.67                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                 10.50               11.13                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                 17.00               20.19                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/05)                       10.92               12.90               2,384.50

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                 12.75               16.76                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                                 13.76               17.82                185.28

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio (2/1/02 -
12/31/05)                                                                 16.39               18.92                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                 12.80               13.22                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                 13.82               19.84                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                 13.37               13.10                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)         10.02               10.81               3,982.39

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (2/1/02 -
12/31/05)                                                                 15.86               18.41                974.91

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value (1/3/05 - 12/31/05)               12.26               11.91                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                12.74               12.24                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                       9.53               11.34                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (2/1/02 -
12/31/05)                                                                 15.08               14.06               1,659.69

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                 12.10               13.10                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                 11.31               12.27                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                 11.62               13.18                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                 11.30               13.19                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                 12.37               13.24                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                 16.19               18.70                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                                 14.31               14.27                754.64

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                 12.38               13.63                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                 11.80               14.28                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                 10.16               12.68                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                 15.05               15.20                403.97

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                 12.54               12.98               3,187.72

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                 11.71               12.00                688.05

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                                 19.24               21.85                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                 10.38               10.75               4,948.24

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                 17.67               20.37                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)              12.87               13.36                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)              12.48               12.47                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                  12.90               13.10                474.07

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                 11.74                9.66               1,044.34

-----------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio (3/21/03 - 12/31/05)              15.54               16.64                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                 11.49               11.46               4,043.87

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                       14.68               13.63                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                               13.69               13.94                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                 22.36               23.06               1,696.73

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                 16.21               16.05                753.62

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                 11.22               13.35                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                 12.24               13.26                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                                 10.95               11.02                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 -
12/31/05)                                                                 12.35               13.73                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                                 10.62               10.51                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                 12.79               15.39                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                12.21               12.42                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                        12.89               13.14               1,149.99

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                      10.17               10.75                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                       11.19               12.19                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                      10.75               11.51               9,510.96

-----------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)               10.43               10.92                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                 12.25               12.13                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)        10.10               10.91                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)             8.88                8.35                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                              5.73                5.01                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                          6.81                6.76                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/05)                                    12.90               12.84                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/05)                                     12.12               14.06                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation (5/1/02 - 12/31/05)                              13.87               16.76                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                   9.91               10.13                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                         13.21               14.27                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)               28.18               38.18                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                   29.88               42.76                263.88

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                  27.96               27.77                 0.00

-----------------------------------------------------------------------------------------------------------------------------------



Table 3 - 1.75% Asset Charge


Base Contract with GMWB Moderate Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2006)    Period (12/31/2007)

-----------------------------------------------------------------------------------------------------------------------------------

2007

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund (9/20/99 -                               12.37                9.46                 0.00
12/31/05)

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                 11.79               12.96                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                 11.17               11.82                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                 14.26               16.90                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/05)                       11.77               13.87               3,241.62

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                 13.59               17.83                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                                 12.01               15.52               1,300.83

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio (2/1/02 -
12/31/05)                                                                 14.09               16.23                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                 11.29               11.64                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                 14.36               20.57                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                 12.15               11.89                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)          9.98               10.74                182.84

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (2/1/02 -
12/31/05)                                                                 14.10               16.34               6,293.75

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value (1/3/05 - 12/31/05)               12.21               11.84                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                12.69               12.17                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                       9.49               11.27                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (2/1/02 -
12/31/05)                                                                 12.37               11.51               5,719.80

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                 11.36               12.27                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                 10.68               11.56                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                 10.91               12.35                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                 10.90               12.70                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                 11.49               12.27                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                 12.82               14.78                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                                 12.52               12.46                 58.30

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                 11.88               13.06                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                 11.26               13.60                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                 11.08               13.79                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                 11.08               11.16               1,967.81

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                 11.94               12.34               6,469.80

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                 10.28               10.52                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                                 13.10               14.85                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                 10.44               10.79               4,806.65

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                 13.99               16.09                 49.05

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)              12.10               12.54                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)              12.43               12.39                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                  12.85               13.02                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                 11.70                9.60               1,437.18

-----------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio (3/21/03 - 12/31/05)              12.17               13.01                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                 10.39               10.34               2,766.88

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                       11.89               11.02                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                               12.00               12.20                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                 16.43               16.91                183.11

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                 12.17               12.03               2,155.99

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                 11.78               13.99                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                 12.00               12.97                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                                 11.86               11.92                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 -
12/31/05)                                                                 11.86               13.17                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                                 10.57               10.44                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                 12.74               15.30                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                12.17               12.35                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                        11.05               11.24                 49.82

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                      10.15               10.70                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                       10.03               10.91                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                      10.31               11.02               11,061.13

-----------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)               10.39               10.86                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                 12.20               12.06                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)        10.06               10.85                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)             9.75                9.15                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                              9.38                8.18                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                          8.63                8.55                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/05)                                    12.42               12.34                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/05                                      10.60               12.27                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation (5/1/02 - 12/31/05)                              12.57               15.16                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                  10.22               10.43                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                         10.08               10.86                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)               18.74               25.34                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                   17.76               25.36                 36.32

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                  16.14               16.00                 0.00

-----------------------------------------------------------------------------------------------------------------------------------



Table 4 - 2.00% Asset Charge


Base Contract plus Premium Bonus Rider

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2006)    Period (12/31/2007)

-----------------------------------------------------------------------------------------------------------------------------------

2007

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund (9/20/99 -                               12.14                9.25               6,237.87
12/31/05)

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                 11.31               12.40               5,345.58

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                 11.34               11.97               5,339.83

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                 13.70               16.20               18,189.99

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/05)                       11.52               13.54               81,013.25

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                 13.35               17.47               13,361.79

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                                 11.66               15.04               26,086.14

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio (2/1/02 -
12/31/05)                                                                 13.62               15.65               3,282.83

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                 10.98               11.30               2,149.35

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                 13.38               19.11               29,478.52

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                 11.64               11.36                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)          9.99               10.72               55,723.66

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (2/1/02 -
12/31/05)                                                                 13.37               15.45               90,592.65

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value (1/3/05 - 12/31/05)               12.06               11.66               2,468.16

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                12.64               12.08               2,628.63

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                       9.70               11.49                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (2/1/02 -
12/31/05)                                                                 11.88               11.03              108,238.56

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                 11.22               12.09               9,681.03

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                 10.31               11.13               9,304.33

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                 10.76               12.14               2,222.42

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                 10.72               12.47                 15.96

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                 11.37               12.12               3,885.23

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                 12.30               14.14               20,797.29

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                                 12.10               12.01               36,220.61

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                 11.73               12.86                441.15

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                 11.09               13.35                910.41

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                 10.99               13.65               33,342.30

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                 10.88               10.93               31,783.42

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                 11.63               11.98              146,381.19

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                 10.23               10.44               8,044.72

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                                 12.32               13.92               18,489.82

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                 10.38               10.71               96,572.20

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                 13.21               15.15               37,364.37

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)              11.68               12.07                997.99

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)              12.10               12.04               1,146.22

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                  12.33               12.47               7,889.99

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                 11.56                9.46               34,248.28

-----------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio (3/21/03 - 12/31/05)              11.67               12.44                708.85

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                 10.25               10.18               57,407.21

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                       11.63               10.75               11,689.44

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                               11.63               11.79               5,825.51

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                 15.09               15.49               60,619.31

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                 11.67               11.50               50,013.92

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                 11.58               13.72                628.09

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                 11.55               12.46                 7.91

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                                 11.91               11.94                136.68

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 -
12/31/05)                                                                 11.30               12.51                 7.94

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                                 10.70               10.54                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                 12.49               14.96                697.39

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                11.76               11.91               28,610.09

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                        10.80               10.96               18,413.70

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                      10.16               10.69                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                        9.94               10.78               18,212.37

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                      10.26               10.94              231,492.63

-----------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)               10.80               11.25                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                 12.62               12.44                291.07

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)         9.86               10.61               7,180.47

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)            10.05                9.40               1,721.18

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                              9.07                7.89               1,670.13

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                          8.83                8.73                118.46

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/05)                                    12.03               11.92                 8.02

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/05)                                     10.96               12.65                 8.06

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation (5/1/02 - 12/31/05)                              12.12               14.59               5,759.95

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                  10.19               10.38               1,082.84

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                         10.07               10.83                408.89

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)               16.34               22.03               11,519.42

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                   16.53               23.55               28,140.20

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                  15.42               15.25               19,047.61

-----------------------------------------------------------------------------------------------------------------------------------



Table 5 - 2.10 % Asset Charge


Base Contract with GMWB Conservative Asset Allocation Model and Premium Bonus Rider
Base Contract with GMWB Moderate Aggressive Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2006)    Period (12/31/2007)

-----------------------------------------------------------------------------------------------------------------------------------

2007

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund (9/20/99 -                               12.28                9.35                 0.00
12/31/05)

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                 11.70               12.82                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                 11.09               11.69                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                 14.16               16.72                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/05)                       11.69               13.73               3,914.75

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                 13.49               17.64                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                                 11.92               15.36                834.08

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio (2/1/02 -
12/31/05)                                                                 13.98               16.05                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                 11.21               11.52                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                 14.25               20.35                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                 12.06               11.76                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)          9.91               10.63               5,500.92

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (2/1/02 -
12/31/05)                                                                 14.00               16.16               3,380.19

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value (1/3/05 - 12/31/05)               12.13               11.72                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                12.60               12.04                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                       9.43               11.16                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (2/1/02 -
12/31/05)                                                                 12.28               11.39               4,701.20

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                 11.27               12.14                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                 10.61               11.44                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                 10.83               12.22                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                 10.82               12.56                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                 11.41               12.14                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                 12.73               14.62                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                                 12.43               12.32               1,054.51

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                 11.80               12.92                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                 11.18               13.45                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                 11.00               13.64                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                 11.00               11.04                810.99

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                 11.85               12.21               6,047.59

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                 10.21               10.40               2,432.11

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                                 13.00               14.69                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                 10.36               10.67               3,331.81

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                 13.89               15.92               1,928.68

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)              12.02               12.40                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)              12.34               12.26                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                  12.76               12.89                263.89

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                 11.62                9.50               1,249.87

-----------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio (3/21/03 - 12/31/05)              10.31               10.23               3,415.70

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                 11.81               10.90                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                       12.08               12.87                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                               11.92               12.07                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                 16.31               16.72               1,997.04

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                 12.08               11.90               1,686.90

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                 11.70               13.84                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                 11.91               12.84                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                                 11.78               11.79                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 -
12/31/05)                                                                 11.78               13.02                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                                 10.50               10.34                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                 12.65               15.14                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                12.08               12.22                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                        10.97               11.12               1,444.71

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                      10.07               10.59                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                        9.96               10.79                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                      10.24               10.90               14,091.07

-----------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)               10.32               10.74                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                 12.12               11.93                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)         9.99               10.74                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)             9.68                9.05                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                              9.31                8.09                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                          8.57                8.46                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/05)                                    12.33               12.21                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/05)                                     10.52               12.14                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation (5/1/02 - 12/31/05)                              12.48               15.00                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                  10.14               10.32                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                         10.00               10.74                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)               18.60               25.06                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                   17.63               25.09                425.98

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                  16.02               15.82                 0.00

-----------------------------------------------------------------------------------------------------------------------------------



Table 6 - 2.20% Asset Charge


Base Contract with GMWB Moderate-Conservative Asset Allocation Model and Premium Bonus Rider

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2006)    Period (12/31/2007)

-----------------------------------------------------------------------------------------------------------------------------------

2007

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund (9/20/99 -                               15.28               11.63                 0.00
12/31/05)

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                 13.33               14.58                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                 15.16               15.97                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                 20.02               23.62                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/05)                       14.63               17.16               7,945.26

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                 16.84               21.99                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                                 17.57               22.61                 72.29

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio (2/1/02 -
12/31/05)                                                                 20.97               24.04                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                 13.79               14.15                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                 16.53               23.58                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                 16.05               15.63                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)          9.89               10.60               10,030.96

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (2/1/02 -
12/31/05)                                                                 18.24               21.04               7,090.38

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value (1/3/05 - 12/31/05)               12.10               11.68                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                12.58               12.00                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                       9.41               11.12                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (2/1/02 -
12/31/05)                                                                 16.86               15.62               8,609.85

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                 13.77               14.81                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                 13.87               14.95                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                 12.59               14.18                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                 13.03               15.12                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                 13.26               14.10                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                 17.17               19.70                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                                 16.75               16.59                932.95

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                 14.17               15.50                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                 14.06               16.90                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                 13.57               16.82                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                 15.20               15.25               3,265.17

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                 15.24               15.68               10,290.48

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                 10.91               11.11                363.24

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                                 21.06               23.75                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                 10.10               10.40               28,126.11

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                 20.32               23.26                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)              12.64               13.04                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)              12.32               12.23                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                  12.74               12.85                243.12

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                 11.59                9.47               4,698.75

-----------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio (3/21/03 - 12/31/05)              15.16               16.13                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                 10.81               10.71               20,811.86

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                       18.70               17.25                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                               16.23               16.42                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                 25.49               26.11               3,424.82

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                 17.66               17.37               4,363.16

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                 15.11               17.86                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                 14.49               15.60                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                                 14.76               14.76                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 -
12/31/05)                                                                 15.25               16.84                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                                 10.48               10.30                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                 12.63               15.09                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                12.06               12.18                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                        12.59               12.75               2,702.42

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                       9.93               10.43                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                       10.93               11.82                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                      10.50               11.16               38,235.38

-----------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)               10.30               10.71                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                 12.10               11.90                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)         9.97               10.70                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)             8.73                8.15                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                              5.09                4.42                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                          5.84                5.76                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/05)                                    17.29               17.10                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/05)                                     14.92               17.20                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation (5/1/02 - 12/31/05)                              13.63               16.37                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                   9.69                9.85                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                         12.86               13.80                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)               33.42               44.99                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                   33.18               47.18                489.77

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                  27.22               26.86                 0.00

-----------------------------------------------------------------------------------------------------------------------------------


Table 7 - 2.40% Asset Charge


Base Contract with GMWB Moderate Asset Allocation Model and Premium Bonus Rider

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2006)    Period (12/31/2007)

-----------------------------------------------------------------------------------------------------------------------------------

2007

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund (9/20/99 -                               13.35               10.14                 0.00
12/31/05)

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                 11.04               12.05                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                 10.09               10.61                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                 16.34               19.24                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02  12/31/05)                        10.47               12.26               12,826.61

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                 12.23               15.94                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 -
12/31/05)                                                                 13.19               16.94               3,639.77

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio (2/1/02 -
12/31/05)                                                                 15.72               17.99                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                 12.28               12.57                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                 13.25               18.86                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                 12.82               12.46                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)          9.85               10.53               6,596.69

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (2/1/02 -
12/31/05)                                                                 15.21               17.51               13,836.20

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value (1/3/05 - 12/31/05)               12.06               11.61                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                12.53               11.93                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                       9.37               11.06                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (2/1/02 -
12/31/05)                                                                 14.47               13.37               14,547.10

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                 11.63               12.48                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                 10.87               11.69                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                 11.15               12.54                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                 10.83               12.54                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                 11.86               12.59                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                 15.53               17.78                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                                 13.73               13.57               2,154.91

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                 11.87               12.96                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                 11.32               13.58                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                  9.75               12.05                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                 14.44               14.45               3,693.78

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                 12.02               12.35               22,206.30

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                 11.23               11.41                237.87

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                                 18.45               20.78                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                  9.95               10.22               13,302.62

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                 16.95               19.37               1,514.26

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)              12.58               12.95                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)              12.27               12.15                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                  12.68               12.77                348.34

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                 11.55                9.41               5,200.79

-----------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio (3/21/03 - 12/31/05)              15.05               15.98                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                 11.04               10.92               9,906.14

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                       14.10               12.99                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                               13.13               13.26                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                 21.45               21.93               5,307.23

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                 15.55               15.26               5,310.53

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                 10.76               12.69                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                 11.74               12.61                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                                 10.50               10.48                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 -
12/31/05)                                                                 11.85               13.06                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                                 10.44               10.24                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                 12.58               15.00                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                12.01               12.11                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                        12.50               12.63               1,682.53

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                       9.86               10.33                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                       10.85               11.71                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                      10.42               11.06               36,617.10

-----------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)               10.26               10.65                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                 12.05               11.83                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)         9.93               10.64                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)             8.68                8.09                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                              5.51                4.77                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                          6.54                6.44                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/05)                                    12.40               12.24                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/05)                                     11.65               13.40                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation (5/1/02 - 12/31/05)                              13.56               16.25                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                   9.52                9.65                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                         12.75               13.66                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)               27.08               36.38                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                   28.66               40.66                921.38

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                  26.99               26.58                 0.00

-----------------------------------------------------------------------------------------------------------------------------------



Table 8 - 2.55% Asset Charge


Base Contract with GMWB Aggressive Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2006)    Period (12/31/2007)

-----------------------------------------------------------------------------------------------------------------------------------

2007

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund (9/20/99 -                               15.06               11.42                 0.00
12/31/05)

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                 13.13               14.32                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                 14.94               15.68                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                 19.73               23.20                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/05)                       14.42               16.85               1,046.30

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                 16.60               21.60                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                                 17.31               22.20                425.05

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio (2/1/02 -
12/31/05)                                                                 20.66               23.61                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                 13.59               13.90                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                 16.29               23.15                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                 15.82               15.35                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)          9.82               10.49                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (2/1/02 -
12/31/05)                                                                 17.97               20.66               1,199.49

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value (1/3/05 - 12/31/05)               12.02               11.56                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                12.49               11.88                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                       9.34               11.01                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (2/1/02 -
12/31/05)                                                                 16.62               15.34               1,323.65

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                 13.57               14.55                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                 13.67               14.68                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                 12.40               13.93                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                 12.84               14.85                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                 13.06               13.84                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                 16.92               19.34                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                                 16.51               16.29                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                 13.97               15.23                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                 13.85               16.60                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                 13.38               16.51                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                 14.98               14.97                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                 15.02               15.40               1,544.68

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                 10.75               10.91                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                                 20.75               23.33                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                  9.96               10.21                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                 20.23               23.08                877.09

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)              12.53               12.88                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)              12.23               12.10                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                  12.65               12.72                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                 11.51                9.37                331.26

-----------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio (3/21/03 - 12/31/05)              14.96               15.86                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                 10.65               10.52                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                       18.43               16.94                203.95

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                               16.00               16.13                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                 25.12               25.64                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                 17.40               17.06                499.11

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                 14.89               17.54                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                 14.28               15.32                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                                 14.54               14.49                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 -
12/31/05)                                                                 15.03               16.54                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                                 10.41               10.20                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                 12.54               14.94                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                11.97               12.06                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                        12.43               12.54                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                       9.80               10.26                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                       10.79               11.63                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                      10.36               10.98                380.45

-----------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)               10.23               10.60                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                 12.01               11.78                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)         9.90               10.59                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)             8.65                8.05                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                              5.02                4.34                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                          5.76                5.66                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/05)                                    17.04               16.79                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/05)                                     14.71               16.89                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation (5/1/02 - 12/31/05)                              13.51               16.16                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                   9.55                9.67                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                         12.67               13.55                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)               32.94               44.18                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                   32.70               46.34                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                  26.82               26.38                 0.00

-----------------------------------------------------------------------------------------------------------------------------------



Table 9 - 2.75% Asset Charge


Base Contract with GMWB Moderate Aggressive Asset Allocation Model and Premium Bonus Rider

-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2006)    Period (12/31/2007)

-----------------------------------------------------------------------------------------------------------------------------------

2007

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund (9/20/99 -                               13.12                9.93                 0.00
12/31/05)

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                 10.85               11.81                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                  9.93               10.40                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                 16.08               18.87                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/05)                       10.30               12.01               26,525.28

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                 12.02               15.61                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                                 12.97               16.60               5,231.82

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio (2/1/02 -
12/31/05)                                                                 15.45               17.62                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                 12.07               12.32                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                 13.03               18.48                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                 12.60               12.20                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)          9.79               10.42               5,509.90

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (2/1/02 -
12/31/05)                                                                 14.95               17.15               21,142.98

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value (1/3/05 - 12/31/05)               11.97               11.49                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                12.44               11.81                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                       9.31               10.94                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (2/1/02 -
12/31/05)                                                                 14.22               13.10               25,626.77

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                 11.44               12.24                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                 10.70               11.46                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                 10.96               12.28                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                 10.65               12.29                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                 11.66               12.33                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                 15.26               17.42                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                                 13.49               13.29               3,966.84

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                 11.67               12.70                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                 11.12               13.30                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                  9.58               11.81                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                 14.19               14.16               4,277.36

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                 11.82               12.09               33,160.94

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                 11.04               11.18                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                                 18.14               20.35                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                  9.78               10.01                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                 16.66               18.97               10,870.42

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)              12.46               12.78                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)              12.18               12.03                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                  12.60               12.64               1,725.02

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                 11.47                9.32               9,852.32

-----------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio (3/21/03 - 12/31/05)              14.85               15.71                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                 10.86               10.71                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                       13.88               12.73                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                               12.91               12.99                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                 21.08               21.48               5,528.35

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                 15.28               14.95               8,787.16

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                 10.58               12.43                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                 11.54               12.35                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                                 10.32               10.27                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 -
12/31/05)                                                                 11.65               12.79                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                                 10.37               10.14                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                 12.49               14.85                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                11.93               11.98                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                        12.34               12.42               1,490.47

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                       9.73               10.16                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                       10.71               11.52                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                      10.29               10.88               44,151.37

-----------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)               10.19               10.54                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                 11.96               11.70                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)         9.86               10.53                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)             8.60                7.99                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                              5.42                4.68                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                          6.44                6.31                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/05)                                    12.20               12.00                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/05)                                     11.46               13.14                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation (5/1/02 - 12/31/05)                              13.43               16.04                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                   9.37                9.47                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                         12.57               13.41                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)               26.64               35.67                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                   28.17               39.83                845.67

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                  26.60               26.10                 0.00

-----------------------------------------------------------------------------------------------------------------------------------



Table 1 - 1.45% Asset Charge
Base Contract with GMWB Conservative Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2005)    Period (12/31/2006)
-----------------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                               12.19               13.99                 0.00
12/31/05)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                 11.15               11.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                  9.69               10.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                 13.81               17.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                       10.59               10.97                167.36
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                 10.90               12.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                                 12.73               13.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                 13.92               16.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                 11.90               12.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                 12.02               13.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                 11.67               13.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)         10.03               10.04                1500.09
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                 12.96               15.94                119.74
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)               10.41               12.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                10.77               12.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                      10.03                9.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                 12.98               15.16                272.15
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                 11.20               12.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                 10.79               11.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  9.57                9.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                 11.06               11.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                 10.79               11.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                 11.31               12.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                 14.81               16.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                                 12.17               14.38                133.35
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                 11.18               12.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                 11.44               11.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                  9.72               10.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                 13.82               15.13                 92.99
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                 11.07               12.60                617.39
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                 11.46               11.77                436.66
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                                 17.45               19.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                 10.09               10.43                1893.25
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                 15.30               17.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)              11.28               12.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                 10.34               12.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)              11.28               12.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                  10.63               11.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                 11.24               11.54                1623.22
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                       13.01               14.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)       14.65               15.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                               11.90               13.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                 17.66               22.47                312.89
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                 14.72               16.29                 85.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                 10.63               11.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                 11.07               12.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                                  9.88               11.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                 11.43               12.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                                 10.25               10.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                 11.36               12.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                11.17               12.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                        12.04               12.94                338.88
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                       9.96               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                       11.31               11.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                      10.54               10.79                2684.62
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                9.52               10.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                 10.04               12.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)        10.60               10.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)             8.35                8.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                              5.93                5.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                          7.50                6.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                    11.02               12.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                     11.68               12.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                              12.67               13.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                   9.73                9.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                         12.64               13.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)               20.59               28.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                   24.47               30.03                 65.03
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                  21.76               28.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 2 - 1.55% Asset Charge
Base Contract with GMWB Moderate0.00Conservative Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2005)    Period (12/31/2006)
-----------------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                               12.14               13.92                 0.00
12/31/05)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                 11.11               11.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                  9.65               10.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                 13.76               17.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                       10.55               10.92                2329.34
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                 10.85               12.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                                 12.68               13.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                 13.87               16.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                 11.86               12.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                 11.97               13.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                 11.62               13.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)         10.02               10.02                2324.82
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                 12.91               15.86                1587.90
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)               10.40               12.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                10.76               12.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                      10.02                9.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                 12.93               15.08                1802.07
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                 11.16               12.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                 10.75               11.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  9.53                9.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                 11.02               11.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                 10.75               11.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                 11.27               12.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                 14.75               16.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                                 12.12               14.31                228.37
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                 11.14               12.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                 11.40               11.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                  9.69               10.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                 13.77               15.05                568.12
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                 11.03               12.54                2555.51
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                 11.42               11.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                                 17.38               19.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                 10.05               10.38                4825.83
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                 15.24               17.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)              11.26               12.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                 10.33               12.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)              11.27               12.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                  10.62               11.74                812.73
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                 11.20               11.49                3556.15
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                       12.96               14.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)       14.60               15.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                               11.86               13.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                 17.59               22.36                1084.13
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                 14.67               16.21                970.08
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                 10.59               11.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                 11.03               12.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                                  9.84               10.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                 11.38               12.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                                 10.24               10.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                 11.35               12.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                11.16               12.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                        12.01               12.89                621.81
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                       9.93               10.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                       11.28               11.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                      10.51               10.75                6919.39
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                9.51               10.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                 10.03               12.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)        10.59               10.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)             8.34                8.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                              5.90                5.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                          7.47                6.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                    10.98               12.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                     11.64               12.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                              12.65               13.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                   9.69                9.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                         12.60               13.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)               20.51               28.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                   24.37               29.88                162.73
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                  21.69               27.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 3 - 1.75% Asset Charge
Base Contract with GMWB Moderate Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2005)    Period (12/31/2006)
-----------------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                               10.81               12.37                 0.00
12/31/05)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                 11.40               11.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                 10.29               11.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                 11.57               14.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                       11.39               11.77                3177.80
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                 11.59               13.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                                 11.09               12.01                1313.39
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                 11.94               14.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                 10.48               11.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                 12.46               14.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                 10.59               12.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)         10.00                9.98                174.38
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                 11.50               14.10                6749.70
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)               10.38               12.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                10.74               12.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                      10.00                9.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                 10.63               12.37                6108.33
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                 10.50               11.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                 10.17               10.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  9.23                9.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                 10.37               10.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                 10.39               10.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                 10.49               11.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                 11.71               12.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                                 10.62               12.52                 60.32
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                 10.72               11.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                 10.90               11.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                 10.58               11.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                 10.15               11.08                1964.23
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                 10.52               11.94                6725.76
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                 10.05               10.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                                 11.86               13.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                 10.13               10.44                4534.25
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                 12.09               13.99                 52.35
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)              10.62               12.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                 10.31               12.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)              11.25               12.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                  10.60               11.70                1344.12
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                 10.15               10.39                2635.60
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                       10.52               11.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)       11.46               12.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                               10.42               12.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                 12.95               16.43                194.10
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                 11.03               12.17                2296.57
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                 11.14               11.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                 10.84               12.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                                 10.69               11.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                 10.96               11.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                                 10.22               10.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                 11.33               12.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                11.14               12.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                        10.31               11.05                 48.80
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                       9.93               10.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                       10.14               10.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                      10.11               10.31               10486.87
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                9.50               10.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                 10.01               12.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)        10.57               10.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)             9.18                9.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                              9.68                9.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                          9.50                8.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                    10.60               12.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05                                      10.20               10.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                              11.49               12.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                  10.02               10.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                          9.63               10.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)               13.67               18.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                   14.52               17.76                 38.88
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                  12.54               16.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 4 - 2.00% Asset Charge
Base Contract plus Premium Bonus Rider
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2004)    Period (12/31/2005)
-----------------------------------------------------------------------------------------------------------------------------------
2005
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                               10.63               12.14                6014.97
12/31/05)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                 10.97               11.31                4079.32
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                 10.47               11.34                1646.90
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                 11.14               13.70                2293.75
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                       11.17               11.52               85272.16
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                 11.42               13.35                3063.97
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                                 10.80               11.66               31838.20
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                 11.58               13.62                2169.65
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                 10.22               10.98                2409.62
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                 11.64               13.38                1923.07
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                 10.17               11.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)         10.03                9.99               32761.95
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                 10.93               13.37               101863.88
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)               10.27               12.06                2140.90
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                10.72               12.64                974.15
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                      10.24                9.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                 10.23               11.88               113237.58
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                 10.40               11.22                9754.79
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  9.84               10.31                4391.01
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  9.47                9.35                5310.17
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                 10.24               10.76                2503.03
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                 10.25               10.72                 17.40
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                 10.40               11.37                1422.65
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                 11.26               12.30               19770.01
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                                 10.29               12.10               18944.40
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                 10.60               11.73                441.15
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                 10.76               11.09                181.71
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                 10.52               10.99                7193.97
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                  9.99               10.88               33010.62
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                 10.27               11.63               144253.09
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                 10.03               10.23                250.77
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                                 11.18               12.32               11753.22
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                 10.10               10.38               99736.94
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                 11.44               13.21               35562.28
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)              10.27               11.68                651.81
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                 10.07               12.10                1153.44
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)              10.83               12.33                4398.99
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                  10.50               11.56               29369.82
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                 10.05               10.25               50673.73
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                       10.32               11.63                2544.50
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)       11.02               11.67                720.87
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                               10.12               11.63                6339.87
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                 11.92               15.09               45776.27
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                 10.61               11.67               55257.73
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                 10.98               11.58                636.19
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                 10.46               11.55                 8.63
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                                 10.76               11.91                115.27
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                 10.46               11.30                 8.66
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                                 10.37               10.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                 11.13               12.49                668.98
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                10.80               11.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                        10.10               10.80               12746.19
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                       9.97               10.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                       10.07                9.94                1683.89
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                      10.08               10.26               199466.60
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                9.89               10.80                6768.96
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                 10.37               12.62                232.78
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)        10.39                9.86                233.27
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)             9.48               10.05                1567.64
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                              9.39                9.07                1686.19
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                          9.74                8.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                    10.29               12.03                 8.75
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                     10.57               10.96                 8.79
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                              11.10               12.12                5759.95
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                  10.01               10.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                          9.65               10.07                2724.90
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)               11.95               16.34                7963.61
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                   13.55               16.53               15605.78
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                  12.01               15.42                8114.48
-----------------------------------------------------------------------------------------------------------------------------------


Table 5 - 2.10 % Asset Charge
Base Contract with GMWB Conservative Asset Allocation Model and Premium Bonus Rider
Base Contract with GMWB Moderate0.00Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2005)    Period (12/31/2006)
-----------------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                               10.77               12.28                 0.00
12/31/05)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                 11.36               11.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                 10.25               11.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                 11.52               14.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                       11.35               11.69                3038.09
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                 11.55               13.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                                 11.05               11.92                702.68
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                 11.90               13.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                 10.44               11.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                 12.42               14.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                 10.55               12.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)          9.97                9.91                3755.50
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                 11.46               14.00                3759.27
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)               10.34               12.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                10.70               12.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                       9.97                9.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                 10.59               12.28                4514.74
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                 10.46               11.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                 10.13               10.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  9.19                9.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                 10.33               10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                 10.35               10.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                 10.45               11.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                 11.67               12.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                                 10.58               12.43                372.40
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                 10.68               11.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                 10.86               11.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                 10.54               11.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                 10.12               11.00                840.53
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                 10.48               11.85                5054.18
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                 10.01               10.21                1245.87
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                                 11.81               13.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                 10.09               10.36                2586.92
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                 12.05               13.89                1507.42
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)              10.58               12.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                 10.28               12.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)              11.21               12.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                  10.56               11.62                960.60
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                 10.11               10.31                2815.05
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                       10.48               11.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)       11.42               12.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                               10.38               11.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                 12.90               16.31                1029.39
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                 10.99               12.08                1515.71
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                 11.10               11.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                 10.80               11.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                                 10.65               11.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                 10.91               11.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                                 10.19               10.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                 11.29               12.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                11.10               12.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                        10.27               10.97                989.18
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                       9.89               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                       10.10                9.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                      10.07               10.24               10405.73
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                9.46               10.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                  9.97               12.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)        10.53                9.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)             9.14                9.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                              9.64                9.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                          9.46                8.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                    10.56               12.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                     10.16               10.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                              11.44               12.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                   9.98               10.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                          9.59               10.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)               13.62               18.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                   14.46               17.63                249.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                  12.50               16.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 6 - 2.20% Asset Charge
Base Contract with GMWB Moderate0.00Conservative Asset Allocation Model and Premium Bonus Rider
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2005)    Period (12/31/2006)
-----------------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                               13.42               15.28                 0.00
12/31/05)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                 12.94               13.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                 14.03               15.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                 16.31               20.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                       14.22               14.63                8668.28
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                 14.43               16.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                                 16.30               17.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                 17.86               20.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                 12.86               13.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                 14.42               16.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                 14.04               16.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)          9.96                9.89                8732.44
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                 14.94               18.24                8443.96
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)               10.33               12.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                10.69               12.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                       9.96                9.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                 14.55               16.86                9355.62
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                 12.79               13.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                 13.27               13.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                 12.61               12.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                 12.01               12.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                 12.48               13.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                 12.15               13.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                 15.75               17.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                                 14.27               16.75                743.66
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                 12.83               14.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                 13.67               14.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                 13.02               13.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                 13.99               15.20                3494.88
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                 13.50               15.24               10771.58
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                 10.71               10.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                                 19.15               21.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                  9.85               10.10               28053.76
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                 17.63               20.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)              11.14               12.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                 10.27               12.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)              11.20               12.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                  10.55               11.59                4386.40
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                 10.61               10.81               20341.18
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                       16.62               18.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)       14.34               15.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                               14.15               16.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                 20.19               25.49                3581.74
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                 16.08               17.66                4885.39
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                 14.35               15.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                 13.14               14.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                                 13.36               14.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                 14.14               15.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                                 10.18               10.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                 11.28               12.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                11.09               12.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                        11.80               12.59                2371.93
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                       9.76                9.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                       11.09               10.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                      10.33               10.50               36831.38
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                9.45               10.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                  9.96               12.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)        10.52                9.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)             8.25                8.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                              5.28                5.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                          6.46                5.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                    14.81               17.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                     14.42               14.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                              12.51               13.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                   9.54                9.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                         12.34               12.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)               24.49               33.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                   27.25               33.18                559.64
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                  21.25               27.22                 0.00
Table 7 - 2.40% Asset Charge
Base Contract with GMWB Moderate Asset Allocation Model and Premium Bonus Rider
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2005)    Period (12/31/2006)
-----------------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                               11.74               13.35                 0.00
12/31/05)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                 10.74               11.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                  9.36               10.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                 13.34               16.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                       10.20               10.47               13772.46
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                 10.50               12.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                                 12.27               13.19                4238.60
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                 13.42               15.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                 11.47               12.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                 11.58               13.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                 11.24               12.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)          9.94                9.85                4711.81
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                 12.49               15.21               17673.08
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)               10.31               12.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                10.67               12.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                       9.94                9.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                 12.51               14.47               15671.01
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                 10.82               11.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                 10.42               10.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  9.24                9.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                 10.66               11.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                 10.40               10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                 10.90               11.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                 14.27               15.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                                 11.72               13.73                1478.11
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                 10.77               11.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                 11.03               11.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                  9.37                9.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                 13.32               14.44                4113.62
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                 10.67               12.02               23193.94
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                 11.05               11.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                                 16.82               18.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                  9.72                9.95               13926.08
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                 14.74               16.95                1202.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)              11.10               12.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                 10.25               12.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)              11.18               12.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                  10.53               11.55                4739.55
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                 10.86               11.04                9117.65
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                       12.56               14.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)       14.26               15.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                               11.47               13.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                 17.02               21.45                4239.97
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                 14.19               15.55                5889.90
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                 10.24               10.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                 10.67               11.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                                  9.52               10.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                 11.01               11.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                                 10.16               10.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                 11.25               12.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                11.06               12.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                        11.74               12.50                1162.49
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                       9.71                9.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                       11.03               10.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                      10.28               10.42               35423.70
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                9.43               10.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                  9.94               12.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)        10.50                9.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)             8.22                8.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                              5.72                5.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                          7.24                6.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                    10.65               12.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                     11.28               11.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                              12.47               13.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                   9.39                9.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                         12.27               12.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)               19.88               27.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                   23.58               28.66                690.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                  21.12               26.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 8 - 2.55% Asset Charge
Base Contract with GMWB Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2004)    Period (12/31/2005)
-----------------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                               13.27               15.06                 0.00
12/31/05)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                 12.80               13.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                 13.87               14.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                 16.13               19.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                       14.06               14.42                993.20
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                 14.27               16.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                                 16.12               17.31                412.02
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                 17.66               20.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                 12.72               13.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                 14.26               16.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                 13.89               15.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)          9.92                9.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                 14.78               17.97                1262.23
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)               10.29               12.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                10.66               12.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                       9.92                9.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                 14.39               16.62                1347.08
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                 12.65               13.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                 13.12               13.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                 12.48               12.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                 11.88               12.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                 12.34               12.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                 12.02               13.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                 15.57               16.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                                 14.12               16.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                 12.69               13.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                 13.52               13.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                 12.88               13.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                 13.84               14.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                 13.35               15.02                1528.53
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                 10.59               10.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                                 18.94               20.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                  9.74                9.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                 17.62               20.23                900.64
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)              11.08               12.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                 10.23               12.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)              11.16               12.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                  10.52               11.51                312.29
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                 10.49               10.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                       16.43               18.43                194.00
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)       14.20               14.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                               13.99               16.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                 19.96               25.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                 15.90               17.40                500.71
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                 14.19               14.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                 13.00               14.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                                 13.21               14.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                 13.99               15.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                                 10.14               10.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                 11.24               12.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                11.05               11.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                        11.69               12.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                       9.67                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                       10.99               10.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                      10.24               10.36                343.77
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                9.42               10.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                  9.93               12.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)        10.49                9.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)             8.20                8.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                              5.22                5.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                          6.39                5.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                    14.65               17.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                     14.26               14.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                              12.44               13.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                   9.44                9.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                         12.21               12.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)               24.22               32.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                   26.95               32.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                  21.02               26.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 9 - 2.75% Asset Charge
Base Contract with GMWB Moderate0.00Aggressive Asset Allocation Model and Premium Bonus Rider
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2005)    Period (12/31/2006)
-----------------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                               11.58               13.12                 0.00
12/31/05)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                 10.60               10.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                  9.24                9.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                 13.17               16.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                       10.06               10.30               27882.81
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                 10.36               12.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                                 12.10               12.97                5819.29
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                 13.23               15.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                 11.31               12.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                 11.42               13.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                 11.09               12.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)          9.90                9.79                3051.94
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                 12.32               14.95               26920.66
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)               10.27               11.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                10.63               12.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                       9.90                9.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                 12.34               14.22               27589.14
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                 10.68               11.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                 10.29               10.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  9.12                8.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                 10.51               10.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                 10.26               10.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                 10.75               11.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                 14.08               15.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                                 11.56               13.49                1624.72
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                 10.63               11.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                 10.88               11.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                  9.24                9.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                 13.14               14.19                4685.29
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                 10.52               11.82               32886.11
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                 10.90               11.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                                 16.59               18.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                  9.59                9.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                 14.54               16.66               11929.09
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)              11.04               12.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                 10.21               12.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)              11.14               12.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                  10.50               11.47                8397.12
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                 10.72               10.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                       12.40               13.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)       14.13               14.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                               11.31               12.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                 16.79               21.08                3054.94
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                 13.99               15.28               10128.18
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                 10.10               10.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                 10.52               11.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                                  9.39               10.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                 10.86               11.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                                 10.12               10.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                 11.22               12.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                11.03               11.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                        11.63               12.34                560.80
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                       9.62                9.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                       10.93               10.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                      10.18               10.29               41386.28
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                9.40               10.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                  9.91               11.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)        10.46                9.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)             8.18                8.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                              5.65                5.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                          7.15                6.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                    10.51               12.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                     11.14               11.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                              12.40               13.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                   9.27                9.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                         12.13               12.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)               19.63               26.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                   23.26               28.17                516.51
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                  20.88               26.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 1 - 1.45% Asset Charge
Base Contract with GMWB Conservative Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2004)    Period (12/31/2005)
-----------------------------------------------------------------------------------------------------------------------------------
2005
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                             11.676051          12.18824904             0.0000
12/31/05)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                               10.460575          11.15055667             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                9.620118          9.688191151             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                               11.994237          13.81235744             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                      9.589664          10.58947864             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                9.659901          10.89675077             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                               11.763595          12.73393168             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                               12.085591          13.92309239             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                               11.509563          11.90422009             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                9.990380          12.01967708             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                               11.324706          11.66639486             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)       10.020840          10.03088703             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                               11.626920          12.96205103             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)              9.999603          10.40721867             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)               9.999603          10.77341646             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                     9.979898          10.03090293             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                               12.561941          12.98268871             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                               10.873606          11.20452271             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                               10.902246          10.79064279             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                               10.685400          9.566573207             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                               10.814909          11.06270222             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                               10.571061          10.79079548             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                               10.873211          11.30943199             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                               12.883099           14.8121082             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                               11.693958          12.16817502             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                               10.561513          11.18026951             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                               10.682505          11.44277676             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                9.351605          9.724573696             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                               13.708136           13.8237869             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                               10.744396          11.07258261             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                               11.414945          11.46428257             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                               15.003323          17.45225942             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                9.933922          10.08819498             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                               13.068769          15.30067995             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)            11.176964          11.28139347             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                               10.000000          10.63308625             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)            10.000000          10.34211505             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                10.000000          11.28452677             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                               11.095985          11.24409541             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                     12.760354          13.00686799             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)     13.227018          14.64511352             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                             11.697949          11.90439461             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                               14.152168          17.66381662             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                               13.803208          14.72367798             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                9.899511           10.6281746             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                               10.497516           11.0735347             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                                9.547149          9.883569688             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                               10.779546          11.42923467             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                               10.000000          10.25449957             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                               10.000000          11.36042577             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)              10.000000          11.16902442             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                      11.729913          12.03709516             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                    10.001866          9.958023209             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                     11.243463          11.31374287             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                    10.439217          10.54116502             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)             10.000000           9.52368561             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)               10.000000          10.03821733             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                            5.936250          5.925392624             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)           8.945260          8.354919115             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                  10.758549          11.02464677             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                   11.721882          11.68213712             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                            11.301907          12.66703798             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)      10.000000          10.59993812             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                 9.672669          9.725495778             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                        7.669241          7.500854741             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                       13.225891          12.64076689             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)             15.825384          20.58931715             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                 16.368472          24.47028997             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                18.243240          21.75907266             0.0000
-----------------------------------------------------------------------------------------------------------------------------------



Table 2 - 1.55% Asset Charge
Base Contract with GMWB Moderate0.00Conservative Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2004)    Period (12/31/2005)
-----------------------------------------------------------------------------------------------------------------------------------
2005
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                             11.642052           12.1406442             0.0000
12/31/05)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                               10.430091          11.10696853             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                9.594449          9.652698475             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                               11.962250          13.76180168             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                      9.561738          10.54811591           1,963.0084
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                9.631767           10.8541897             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                               11.729315          12.68416853             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                               12.050403           13.8687293             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                               11.476100          11.85778111             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                9.961275          11.97272687             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                               11.291735           11.6208335             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)       10.020813          10.02085641             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                               11.593073          12.91145151           3,020.6630
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)              9.999575          10.39681532             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)               9.999575          10.76264952             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                     9.979871           10.0208675             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                               12.525375           12.9320045           2,581.7785
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                               10.844598          11.16349238             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                               10.873160          10.75112506             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                               10.656876           9.53153236             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                               10.783427          11.01949428             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                               10.540291          10.74864613             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                               10.841564           11.2652845             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                               12.845601          14.75428151             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                               11.659913          12.12065808             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                               10.530760           11.1366058             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                               10.651412          11.39810898             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                9.324386          9.686613416             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                               13.668258          13.76983831            961.2360
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                               10.713103           11.0293439           2,421.0931
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                               11.381708          11.41949964             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                               14.959675          17.38414878             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                               13.030713          10.04876253           6,156.5546
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                               13.030713          15.24091735             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)            11.169556          11.26267788             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                               10.000000          10.62258254            941.8132
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)            10.000000           10.3318996             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                10.000000          11.27336536             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                               11.066395           11.2029346           3,770.0264
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                     12.726317          12.95925165             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)     13.203461          14.60447363             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                             11.663890          11.85790915             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                               14.110965          17.59485028             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                               13.763021          14.66618111           1,155.4777
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                9.870671          10.58665275             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                               10.466950          11.03029522             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                                9.519346          9.844965684             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                               10.748148           11.3845788             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                               10.000000          10.24437291             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                               10.000000          11.34920262             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)              10.000000          11.15799765             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                      11.710329          12.00502093             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                     9.985165          9.931469683             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                     11.224682          11.28359344             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                    10.421790          10.51308209           6,465.5326
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)             10.000000          9.514254547             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)               10.000000          10.02829763             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                            5.920390           5.90365997             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)           8.939326          8.341043966             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                  10.729820          10.98425028             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                   11.690596          11.63935283             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                            11.294427          12.64605255             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)      10.000000          10.58946337             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                 9.646868          9.689895307             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                        7.648779          7.473382275             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                       13.197276          12.60082795             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)             15.783178          20.51397308             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                 16.320844          24.37480584             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                18.203768          21.69035489             0.0000
-----------------------------------------------------------------------------------------------------------------------------------


Table 3 - 1.75% Asset Charge
Base Contract with GMWB Moderate Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2004)    Period (12/31/2005)
-----------------------------------------------------------------------------------------------------------------------------------
2005
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                             10.389007          10.81235978             0.0000
12/31/05)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                               10.726764          11.40014552             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                               10.247274          10.28894748             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                               10.073596          11.56595427             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                     10.348634          11.39344632           2,817.0387
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                               10.308906          11.59413525             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                               10.279777          11.09448799           1,241.2954
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                               10.399001           11.9443093             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                               10.164753          10.48189512             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                               10.390174          12.46337201             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                               10.308023           10.5873173             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)       10.020758          10.00083834             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                               10.349897          11.50393304           6,700.9557
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)              9.999521          10.37604267             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)               9.999521          10.74115557             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                     9.979816          10.00085442             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                               10.313659          10.62726885           5,136.9879
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                               10.219770          10.49933024             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                               10.307805          10.17181554             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                               10.340219          9.229871678             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                               10.163742          10.36554831             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                               10.209950          10.39103595             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                               10.111411          10.48565106             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                               10.215866          11.71043343             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                               10.240378          10.62382007             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                               10.153577          10.71634201             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                               10.207082          10.90087485             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                               10.202507          10.57773178             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                               10.100175          10.15497315           1,621.4294
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                               10.243243          10.52459696           5,639.0675
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                               10.036947          10.05020404             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                               10.226242          11.85992243             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                               10.000486          10.12544153           3,551.6301
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                               10.358542          12.09137328             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)            10.550323          10.61709027             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                               10.000000          10.60159902           1,245.6703
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)            10.000000          10.31148883             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                10.000000          11.25111737             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                               10.049294          10.15301154           1,962.0839
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                     10.353850          10.52236144             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)     10.382827          11.46166516             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                             10.266603          10.41657882             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                               10.408492          12.95242054             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                               10.374317          11.03307074           1,989.8547
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                               10.408711          11.14147411             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                               10.303999          10.83693569             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                               10.356390           10.6893048             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                               10.364345          10.95619034             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                               10.000000          10.22413566             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                               10.000000          11.32678237             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)              10.000000          11.13596524             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                      10.076972           10.309975              0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                    10.004739          9.931122177             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                     10.106217          10.13900207             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                    10.038123           10.1058743           7,834.1474
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)             10.000000           9.49546924             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)               10.000000          10.00850606             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                            9.726766           9.67995855             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)           9.853069          9.175317837             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                  10.372534           10.5973428             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                   10.261355          10.19602016             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                            10.277959          11.48501919             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)      10.000000          10.56853494             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                 9.991585          10.01614443             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                        9.739271          9.496969622             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                       10.104540          9.628646381             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)             10.537523          13.66872407             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                  9.739214          14.51636155             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                10.547796          12.54300134             0.0000
-----------------------------------------------------------------------------------------------------------------------------------


Table 4 - 2.00% Asset Charge
Base Contract plus Premium Bonus Rider
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2004)    Period (12/31/2005)
-----------------------------------------------------------------------------------------------------------------------------------
2005
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                             10.000000          10.63414198             15.3500
12/31/05)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                               10.000000          10.96699845           1,054.6598
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                               10.000000          10.47020937             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                               10.000000           11.1409043           20,420.4405
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                     10.000000          11.17433467           47,868.7549
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                               10.000000          11.41726615           2,326.6100
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                               10.000000          10.80117273           17,314.1366
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                               10.000000          11.57518676            941.3568
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                               10.000000          10.22190954           1,224.2335
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                               10.000000          11.64021421            218.1459
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                               10.000000          10.16770317             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)       10.000000          10.02982571             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                               10.000000          10.93023654           92,447.5095
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)             10.000000          10.27057646            567.2551
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)              10.000000          10.72153965            634.2649
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                    10.000000          10.24138768             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                               10.000000          10.23033891           82,871.4898
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                               10.000000          10.39838436           9,779.1770
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                               10.000000          9.838616893           4,433.4819
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                               10.000000          9.468799605           4,536.7411
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                               10.000000          10.24292187           2,623.8860
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                               10.000000          10.25132965             19.0741
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                               10.000000           10.4041892            686.0287
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                               10.000000          11.25832686           5,961.2261
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                               10.000000          10.29291211            312.5695
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                               10.000000          10.60100065           7,646.0929
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                               10.000000          10.75910636             19.0223
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                               10.000000          10.52409864           6,761.4093
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                               10.000000          9.994812354           18,664.8714
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                               10.000000          10.27381007           85,330.4488
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                               10.000000          10.02624346            211.3961
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                               10.000000          11.17961841           8,927.8155
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                               10.000000           10.0986976           36,603.6991
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                               10.000000           11.4414354           20,430.9398
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)            10.000000          10.26698493             19.2043
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                               10.000000          10.50467542           18,688.5004
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)            10.000000          10.06652427            485.9691
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                10.000000          10.82707836           3,189.7006
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                               10.000000          10.04519634           21,976.0522
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                     10.000000          10.31510117           1,712.6745
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)     10.000000          11.01987017            160.5610
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                             10.000000          10.12064988           2,266.7453
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                               10.000000          11.92457575            726.1538
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                               10.000000           10.607758            35,716.4435
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                               10.000000          10.97798478            379.7467
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                               10.000000          10.45585555             9.4602
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                               10.000000          10.76134191             9.6183
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                               10.000000          10.46266114             9.4957
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                               10.000000          10.36721936             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                               10.000000          11.13006808            667.6763
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)              10.000000          10.79613443             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                      10.000000           10.1021105           2,974.2412
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                    10.000000           9.96957113             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                     10.000000          10.07298795           10,861.2836
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                    10.000000          10.08030604          114,020.7062
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)             10.000000          9.892024778             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)               10.000000          10.37215767            234.7409
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                           10.000000          9.385282154             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)          10.000000          9.479350535             9.3101
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                  10.000000          10.28716204             9.5881
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                   10.000000          10.56856951             9.6293
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                            10.000000          11.10375089             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)      10.000000          10.38803155             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                10.000000          10.01360025             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                       10.000000          9.740167364             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                       10.000000          9.650255234             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)             10.000000          11.94715346            293.4913
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                 10.000000          13.54651949           14,726.8101
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                10.000000          12.01474572           6,771.9609
-----------------------------------------------------------------------------------------------------------------------------------


Table 5 - 2.10 % Asset Charge
Base Contract with GMWB Conservative Asset Allocation Model and Premium Bonus Rider
Base Contract with GMWB Moderate0.00Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2004)    Period (12/31/2005)
-----------------------------------------------------------------------------------------------------------------------------------
2005
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                             10.385527          10.77107607             0.0000
12/31/05)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                               10.723176          11.35661996             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                               10.243837          10.24965833             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                               10.070215          11.52180679             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                     10.345166          11.34997202           2,313.4349
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                               10.305448          11.54987553             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                               10.276330          11.05213471            640.2131
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                               10.395512          11.89872203             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                               10.161342          10.44186611             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                               10.386688          12.41582024             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                               10.304565          10.54689063             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)       10.020662          9.965880509             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                               10.346434           11.4600321           3,570.2076
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)              9.999425          10.33981064             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)               9.999425          10.70364114             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                     9.979720          9.965912021             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                               10.310197          10.58670042           3,400.1141
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                               10.216342          10.45925169             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                               10.304347          10.13298517             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                               10.336749          9.194622939             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                               10.160335          10.32597952             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                               10.206530          10.35136279             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                               10.108017          10.44562576             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                               10.212436          11.66574156             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                               10.236944           10.5832599             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                               10.150170          10.67543467             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                               10.203655          10.85926307             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                               10.199088          10.53735205             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                               10.096789          10.11617998            672.7728
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                               10.239805          10.48441345           3,244.1470
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                               10.033578          10.01181425             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                               10.222812          11.81466512             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                9.997130          10.08677926            183.6712
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                               10.355076          12.04523711           1,476.3449
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)            10.546787          10.57655662             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                               10.000000           10.5649936            864.2368
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)            10.000000           10.2758558             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                10.000000          11.21226188             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                               10.045921          10.11423641            144.1791
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                     10.350377          10.48220314             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)     10.379346          11.41792339             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                             10.263160          10.37680116             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                               10.405013          12.90302565             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                               10.370838          10.99095518           1,276.1462
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                               10.405224          11.09894591             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                               10.300546          10.79556675             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                               10.352915          10.64851091             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                               10.360875          10.91436909             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                               10.000000          10.18881689             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                               10.000000          11.28766843             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)              10.000000          11.09750903             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                      10.073591          10.27060293             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                    10.001384          9.893188343             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                     10.102831          10.10028751             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                    10.034753          10.06727108           3,955.9960
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)             10.000000          9.462643488             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)               10.000000          9.973923955             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                            9.723501          9.642968146             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)           9.849765           9.14026392             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                  10.369056          10.55688078             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                   10.257916          10.15709159             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                            10.274510          11.44118914             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)      10.000000          10.53201044             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                 9.988230          9.977896502             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                        9.736000          9.460690219             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                       10.101153          9.591865148             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)             10.533996          13.61659917             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                  9.735944          14.46101795             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                10.544266          12.49512409             0.0000
-----------------------------------------------------------------------------------------------------------------------------------


Table 6 - 2.20% Asset Charge
Base Contract with GMWB Moderate0.00Conservative Asset Allocation Model and Premium Bonus Rider
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2004)    Period (12/31/2005)
-----------------------------------------------------------------------------------------------------------------------------------
2005
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                             12.948434           13.4157484             0.0000
12/31/05)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                               12.233802          12.94356896             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                               14.031195          14.02518527             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                               14.269580          16.31023972             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                     12.973992          14.21993324           5,440.3989
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                               12.889662          14.43176913             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                               15.173980          16.30326089             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                               15.616414          17.85676953             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                               12.525309          12.85828215             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                               12.071890          14.41587851             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                               13.733356          14.04230825             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)       10.020635          9.955916257             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                               13.505731           14.9444524           9,591.8002
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)              9.999397          10.32946844             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)               9.999397           10.6929382             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                     9.979693          9.955959391             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                               14.185084          14.55098425           8,395.6803
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                               12.502349          12.78686026             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                               13.505371          13.26753242             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                               14.195148          12.61411465             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                               11.827739          12.00857861             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                               12.318190          12.48054873             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                               11.770791          12.15180552             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                               13.799217          15.74724128             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                               13.821219          14.27455519             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                               12.215123           12.8344376             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                               12.857061          13.66951089             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                               12.613422          13.01877257             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                               13.981893          13.99478248           3,436.1710
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                               13.196028          13.49778519           7,255.6032
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                               10.741572          10.70758725             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                               16.584747          19.14815522             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                9.768091           9.84586471           22,811.9054
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                               15.175533          17.63491284             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)            11.121517          11.14180724             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                               10.000000           10.5545565           3,535.4793
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)            10.000000          10.26570955             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                10.000000          11.20118349             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                               10.548627           10.6097687           14,473.3712
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                     16.424304           16.6169151             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)     13.051351          14.34299352             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                             14.007473          14.14846993             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                               16.294353           20.1861293             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                               15.189174          16.08135746           3,881.1734
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                               13.464816           14.348209              0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                               12.553179          13.14334472             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                               12.998638           13.356447              0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                               13.440875          14.14479403             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                               10.000000          10.17875021             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                               10.000000          11.27652826             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)              10.000000          11.08654146             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                      11.583833          11.79859745             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                     9.877259          9.760666394             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                     11.103392          11.08952785             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                    10.309155          10.33224488           23,939.8171
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)             10.000000           9.45329042             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)               10.000000          9.964078087             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                            5.328883          5.279482675             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)           8.900869          8.251482505             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                  14.565310          14.81437817             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                   14.581101          14.42340307             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                            11.245850          12.51035361             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)      10.000000           10.5216037             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                 9.560531          9.541106528             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                        6.650756          6.456240446             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                       13.012713          12.34430396             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)             18.964758           24.4900575             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                 18.362149          27.24657763             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                17.949356          21.24909313             0.0000
-----------------------------------------------------------------------------------------------------------------------------------


Table 7 - 2.40% Asset Charge
Base Contract with GMWB Moderate Asset Allocation Model and Premium Bonus Rider
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2004)    Period (12/31/2005)
-----------------------------------------------------------------------------------------------------------------------------------
2005
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                             11.357068          11.74351347             0.0000
12/31/05)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                               10.174743          10.74360122             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                9.379011           9.35631124             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                               11.693738          13.33940962             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                      9.327641          10.20304953           9,215.8012
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                9.395965          10.49912842             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                               11.442203          12.26927759           3,270.4563
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                               11.755412          13.41509751             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                               11.195203          11.46991638             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                9.717394          11.58110825             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                               11.015342          11.24071349             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)       10.020580          9.936027922             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                               11.309293          12.48910933           18,702.0768
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)              9.999343           10.308839              0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)               9.999343          10.67158815             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                     9.979638          9.936066213             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                               12.218831          12.50904017           13,580.3169
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                               10.601115          10.82076488             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                               10.629003          10.42101708             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                               10.417620          9.238870849             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                               10.519479          10.65903461             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                               10.282279          10.39704355             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                               10.576186          10.89678722             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                               12.531215          14.27175986             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                               11.374520           11.7242042             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                               10.272946          10.77229578             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                               10.390663           11.0252713             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                9.096072           9.36968123             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                               13.333853          13.31954118           3,877.1539
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                               10.450869          10.66855899           17,129.9641
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                               11.103142           11.045954              0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                               14.593636          16.81574724             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                9.662561          9.720077708           11,808.8593
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                               12.711798          14.74247698             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)            11.106783          11.10486892             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                               10.000000          10.53371511           3,725.8118
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)            10.000000          10.24542518             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                10.000000          11.17905973             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                               10.817910          10.85893708           5,860.5526
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                     12.440628          12.5614389             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)     13.004903          14.26347618             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                             11.378378          11.47001076             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                               13.765730          17.01960155             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                               13.426206           14.1865223           4,648.9231
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                9.628970           10.240262              0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                               10.210689          10.66942648             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                                9.286266          9.522877955             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                               10.485032          11.01215693             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                               10.000000          10.15864683             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                               10.000000          11.25425209             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)              10.000000          11.06465336             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                      11.545172          11.73577358             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                     9.844286          9.708690024             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                     11.066336          11.03048807             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                    10.274739          10.27724385           24,706.1246
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)             10.000000          9.434609327             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)               10.000000          9.944389494             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                            5.787306           5.72222389             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)           8.889080          8.224142154             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                  10.488892          10.64699513             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                   11.428181          11.28205302             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                            11.230956          12.46891065             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)      10.000000          10.50080332             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                 9.430247           9.3923368              0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                        7.476946          7.243794551             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                       12.956453          12.26643243             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)             15.428890           19.8843678             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                 15.921548          23.57810899             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                17.871802          21.11513303             0.0000
-----------------------------------------------------------------------------------------------------------------------------------


Table 8 - 2.55% Asset Charge
Base Contract with GMWB Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2004)    Period (12/31/2005)
-----------------------------------------------------------------------------------------------------------------------------------
2005
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                             12.850627          13.26803038             0.0000
12/31/05)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                               12.141361          12.80099645             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                               13.925236          13.87076893             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                               14.161833          16.13071839             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                     12.875996          14.06337491             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                               12.792316          14.27289771             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                               15.059402          16.12381196             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                               15.498469          17.66018899             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                               12.430708          12.71670964             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                               11.980711          14.25718858             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                               13.629643          13.88773046             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)       10.020539          9.921127317             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                               13.403721           14.7799196             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)              9.999301          10.29338974             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)               9.999301          10.65558273             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                     9.979597          9.921186698             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                               14.077952          14.39077907             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                               12.407910          12.64607399             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                               13.403380          13.12146424             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                               14.087944           12.4752223             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                               11.738379           11.8763263             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                               12.225150          12.34312258             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                               11.681865          12.01799283             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                               13.694988           15.5738839             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                               13.716833          14.11739599             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                               12.122862          12.69314887             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                               12.759940          13.51901476             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                               12.518142          12.87542851             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                               13.876304          13.84069702             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                               13.096363          13.34917583             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                               10.660397          10.58963747             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                               16.459518          18.93740065             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                9.694272          9.737413525             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                               15.175533          17.62057435             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)            11.095738          11.07724939             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                               10.000000          10.51810818             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)            10.000000          10.23024497             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                10.000000          11.16250216             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                               10.468892          10.49287774             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                     16.300303          16.43401265             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)     12.970181          14.20413995             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                             13.901694          13.99269885             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                               16.171332          19.96397881             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                               15.074459          15.90430693             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                               13.363085          14.19019672             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                               12.458344          12.99861018             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                               12.900456          13.20939448             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                               13.339352          13.98904934             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                               10.000000          10.14358732             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                               10.000000          11.23757846             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)              10.000000          11.04825962             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                      11.516285          11.68892505             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                     9.819651          9.669919687             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                     11.038628          10.98642332             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                    10.249016          10.23618213             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)             10.000000          9.420618803             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)               10.000000          9.929653724             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                            5.288540          5.221248659             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)           8.880236          8.203670479             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                  14.455349          14.65132191             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                   14.471019          14.26463139             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                            11.219775          12.43787721             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)      10.000000          10.48523526             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                 9.488276           9.43601186             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                        6.600433           6.38504843             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                       12.914418          12.20835206             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)             18.821626          24.22062387             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                 18.223499          26.94678255             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                17.813854           21.0152222             0.0000
-----------------------------------------------------------------------------------------------------------------------------------


Table 9 - 2.75% Asset Charge
Base Contract with GMWB Moderate0.00Aggressive Asset Allocation Model and Premium Bonus Rider
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2004)    Period (12/31/2005)
-----------------------------------------------------------------------------------------------------------------------------------
2005
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                             11.241757          11.58377777             0.0000
12/31/05)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                               10.071408          10.59742925             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                9.291699          9.236912149             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                               11.584949          13.16929333             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                      9.232929          10.06426703           16,141.3618
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                9.300554          10.35632461             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                               11.326034          12.10240957           3,629.6610
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                               11.636045          13.23263782             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                               11.081554          11.31393355             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                9.618687          11.42355949             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                               10.903495          11.08781762             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)       10.020484          9.901295373             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                               11.194484          12.31925459           21,013.0220
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)              9.999247          10.27282545             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)               9.999247          10.63430268             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                     9.979542          9.901359453             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                               12.094787          12.33892381           18,779.7904
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                               10.502459          10.68272619             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                               10.530065          10.28804251             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                               10.320672          9.120987436             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                               10.412674          10.51404241             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                               10.177895          10.25562819             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                               10.468833           10.7485998             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                               12.404004          14.07768878             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                               11.259038          11.56474576             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                               10.168652           10.6257947             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                               10.285177          10.87532386             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                9.003688          9.242210817             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                               13.198534          13.13843108           3,253.9627
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                               10.344753          10.52343948           20,586.7388
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                               10.990414          10.89570575             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                               14.445548          16.58714199             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                9.564468          9.587872406             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                               12.582759          14.54200727           7,588.5311
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)            11.081036          11.04052899             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                               10.000000          10.49733936           5,478.2205
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)            10.000000           10.2100338             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                10.000000          11.14046643             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                               10.717209          10.72035156             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                     12.324880          12.40123095             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)     12.924027          14.12540442             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                             11.262857          11.31399397             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                               13.626040          16.78825486             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                               13.289951          13.99362888           6,233.2373
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                9.531187          10.10095649             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                               10.107046          10.52433716             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                                9.191979          9.393361061             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                               10.378554          10.86235668             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                               10.000000          10.12354891             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                               10.000000          11.21538431             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)              10.000000          11.02644969             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                      11.477863          11.62670674             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                     9.786849          9.618405456             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                     11.001786          10.92793342             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                    10.214810          10.18168289           24,889.2193
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)             10.000000           9.40200378             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)               10.000000          9.910039981             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                            5.733368          5.649124441             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)           8.868463          8.176458192             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                  10.391266          10.51116001             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                   11.321844          11.13814384             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                            11.204921          12.39667371             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)      10.000000          10.46451883             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                 9.342473          9.272491957             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                        7.407325          7.151322781             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                       12.858568          12.13132296             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)             15.285337          19.63078496             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                 15.759964          23.25762583             0.0000
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                17.736862          20.88272937             0.0000
-----------------------------------------------------------------------------------------------------------------------------------

                                                     FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of
Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.) Consolidated Financial Statements
December 31, 2007, 2006 and 2005

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Index
--------------------------------------------------------------------------------


                                                                         Page(s)


Report of Independent Registered Public Accounting Firm.....................1


Consolidated Financial Statements


Balance Sheets..............................................................2


Statements of Income........................................................3


Statements of Stockholder's Equity..........................................4


Statements of Cash Flows..................................................5-6


Notes to Consolidated Financial Statements...............................7-36

PricewaterhouseCoopers LLP
One North Wacker
Chicago, IL 60606
Telephone (312) 298 2000
Facsimile (312) 298 2001
www.pwc.com







                Report of Independent Registered Public Accounting Firm



The Board of Directors and Shareholder of
Midland National Life Insurance Company and Subsidiary



In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of consolidated stockholder's equity, and of consolidated cash flows present fairly, in all material respects, the consolidated financial position of Midland National Life Insurance Company and Subsidiary (an indirect, wholly owned subsidiary of Sammons Enterprises, Inc.) (the "Company") at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


As discussed in Note 13 to the consolidated financial statements, the Company changed the manner in which it accounts for defined benefit pension and other postretirement plans in 2007.



/s/

March 14, 2008


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Balance Sheets
----------------------------------------------------------------------------------------
December 31, 2007 and 2006


(Dollars in Thousands, except par value and shares)                                          2007                2006

Assets
Investments
    Fixed maturities, available for sale, at fair value                                      $19,971,051         $18,275,097
    Equity securities, at fair value                                                             456,109             552,734
    Mortgage loans                                                                               294,133             311,305
    Policy loans                                                                                 299,411             285,764
    Short-term investments                                                                       256,008             382,545
    Derivative Instruments                                                                       172,808             286,141
    Other invested assets                                                                        317,134             245,097
                                                                                       ------------------  ------------------
              Total investments                                                               21,766,654          20,338,683
Cash                                                                                               3,910              37,297
Accrued investment income                                                                        200,909             169,236
Deferred policy acquisition costs                                                              1,422,862           1,341,489
Deferred sales inducements                                                                       442,770             414,545
Present value of future profits of acquired businesses                                            28,767              34,129
Federal income tax asset                                                                         157,567             145,584
Other receivables and other assets                                                               104,531              96,506
Reinsurance receivables                                                                        1,651,322           1,592,144
Separate account assets                                                                        1,084,345             903,349
                                                                                       ------------------  ------------------
              Total assets                                                                   $26,863,637         $25,072,962
                                                                                       ------------------  ------------------
Liabilities
Policyholder account balances                                                                $20,557,616         $19,272,874
Policy benefit reserves                                                                          921,216             824,405
Policy claims and benefits payable                                                               104,111             101,050
Repurchase agreements, other borrowings and collateral on derivatives                          2,321,092           2,223,497
Other liabilities                                                                                352,614             368,815
Separate account liabilities                                                                   1,084,345             903,349
                                                                                       ------------------  ------------------
              Total liabilities                                                               25,340,994          23,693,990
                                                                                       ------------------  ------------------
Stockholder's equity
Common stock, $1 par value, 2,549,439 shares authorized,
 2,548,878 shares outstanding                                                                      2,549               2,549
Additional paid-in capital                                                                       268,707             268,707
Accumulated other comprehensive (loss) income                                                    (55,540)             12,823
Retained earnings                                                                              1,306,927           1,094,893
                                                                                       ------------------  ------------------
              Total stockholder's equity                                                       1,522,643           1,378,972
                                                                                       ------------------  ------------------
              Total liabilities and stockholder's equity                                     $26,863,637         $25,072,962
                                                                                       ------------------  ------------------


The accompanying notes are an integral part of these consolidated financial statements.


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Income
----------------------------------------------------------------------------------------
Years Ended December 31, 2007, 2006 and 2005


(Dollars in Thousands)                                                2007              2006              2005

Revenues
Premiums                                                              $ 124,312          $ 114,767         $ 113,264
Interest sensitive life and investment product charges                  273,272            260,975           254,309
Net investment income                                                 1,135,638            953,440           811,652
Net realized investment gains (losses)                                   71,937            (26,166)          (26,244)
Net gains on derivatives                                                116,037             42,266            78,591
Other income                                                             14,862             11,710             8,870
                                                                 ---------------   ----------------  ----------------
             Total revenue                                            1,736,058          1,356,992         1,240,442
                                                                 ---------------   ----------------  ----------------
Benefits and expenses
Benefits incurred                                                       220,550            202,877           201,024
Amortization of deferred sales inducements                               80,334             49,897            42,761
Interest credited to policyholder account balances                      709,144            596,330           514,013
                                                                 ---------------   ----------------  ----------------
             Total benefits                                           1,010,028            849,104           757,798
                                                                 ---------------   ----------------  ----------------
Operating expenses (net of commissions and other
 expenses deferred)                                                      99,857             98,895            88,726
Amortization of deferred policy acquisition costs and
 present value of future profits of acquired businesses                 236,708            171,773           175,954
                                                                 ---------------   ----------------  ----------------
             Total benefits and expenses                              1,346,593          1,119,772         1,022,478
                                                                 ---------------   ----------------  ----------------
             Income before income taxes                                 389,465            237,220           217,964
Income tax expense                                                      134,086             80,903            69,007
                                                                 ---------------   ----------------  ----------------

             Net income                                               $ 255,379          $ 156,317         $ 148,957
                                                                 ---------------   ----------------  ----------------


The accompanying notes are an integral part of these consolidated financial statements.


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Stockholder's Equity
----------------------------------------------------------------------------------------
Years Ended December 31, 2007, 2006 and 2005


                                                                                          Additional
                                                                              Common       Paid-in          Comprehensive
(Dollars in Thousands)                                                        Stock        Capital           Income

Balances at December 31, 2004                                                  $ 2,549       $268,707
Comprehensive income
    Net income                                                                                                $148,957
    Other comprehensive income
      Minimum pension liability (net of tax ($882))                                                             (1,638)
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($30,781))                                                  (57,164)
                                                                                                          -------------
             Total comprehensive income                                                                       $ 90,155
                                                                                                          -------------
Dividends paid on common stock
                                                                            -----------  -------------
Balances at December 31, 2005                                                    2,549        268,707

Comprehensive income
    Net income                                                                                                $156,317
    Other comprehensive income
      Minimum pension liability (net of tax $351)                                                                  652
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($14,145))                                                  (26,270)
                                                                                                          -------------
             Total comprehensive income                                                                       $130,699
                                                                                                          -------------
Dividends paid on common stock
                                                                            -----------  -------------
Balances at December 31, 2006                                                    2,549        268,707

Comprehensive income
    Net income                                                                                                $255,379
    Other comprehensive income
      Pension liability (net of tax $757)                                                                        1,407
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($36,254))                                                  (67,332)
                                                                                                          -------------
             Total comprehensive income                                                                       $189,454
                                                                                                          -------------
Adjustment to initially apply SFAS Statement No. 158
    (net of applicable income tax benefit of ($1,312))
Dividends paid on common stock
                                                                            -----------  -------------
Balances at December 31, 2007                                                  $ 2,549       $268,707
                                                                            -----------  -------------




The accompanying notes are an integral part of these consolidated financial statements.


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Stockholder's Equity (continued)
----------------------------------------------------------------------------------------
Years Ended December 31, 2007, 2006 and 2005

                                                                             Accumulated
                                                                              Other                             Total
                                                                            Comprehensive    Retained       Stockholder's
(Dollars in Thousands)                                                        Income         Earnings          Equity

Balances at December 31, 2004                                                  $ 97,243        $ 881,819      $ 1,250,318
Comprehensive income
    Net income                                                                                   148,957          148,957
    Other comprehensive income
      Minimum pension liability (net of tax ($882))                              (1,638)                           (1,638)
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($30,781))                   (57,164)                          (57,164)

             Total comprehensive income

Dividends paid on common stock                                                                   (45,000)         (45,000)
                                                                           -------------   --------------   --------------
Balances at December 31, 2005                                                    38,441          985,776        1,295,473

Comprehensive income
    Net income                                                                                   156,317          156,317
    Other comprehensive income
      Minimum pension liability (net of tax $351)                                   652                               652
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($14,145))                   (26,270)                          (26,270)

             Total comprehensive income

Dividends paid on common stock                                                                   (47,200)         (47,200)
                                                                           -------------   --------------   --------------
Balances at December 31, 2006                                                    12,823        1,094,893        1,378,972

Comprehensive income
    Net income                                                                                   255,379          255,379
    Other comprehensive income
      Pension liability (net of tax $757)                                         1,407                             1,407
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($36,254))                   (67,332)                          (67,332)

             Total comprehensive income

Adjustment to initially apply SFAS Statement No. 158
    (net of applicable income tax benefit of ($1,312))                           (2,438)                           (2,438)
Dividends paid on common stock                                                                   (43,345)         (43,345)
                                                                           -------------   --------------   --------------
Balances at December 31, 2007                                                 $ (55,540)     $ 1,306,927      $ 1,522,643
                                                                           -------------   --------------   --------------


The accompanying notes are an integral part of these consolidated financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Cash Flows
----------------------------------------------------------------------------------------
Years Ended December 31, 2007, 2006 and 2005

(Dollars in Thousands)                                                2007              2006              2005

Cash flows from operating activities
Net income                                                             $ 255,379         $ 156,317         $ 148,957
Adjustments to reconcile net income to net cash
 (used in) provided by operating activities
    Amortization of deferred policy acquisition costs,
     deferred sales inducements and
     present value of future profits of
     acquired businesses                                                 317,042           221,670           218,715
    Net amortization of premiums and discounts on
     investments                                                         (38,907)          (40,902)          (32,385)
    Amortization of index options                                        266,142           224,346           171,749
    Policy acquisition costs deferred                                   (227,657)         (255,300)         (229,790)
    Sales inducements costs deferred                                     (82,688)         (103,769)          (97,997)
    Net realized investment (gains) losses                               (71,937)           26,166            26,244
    Net gains on derivatives                                            (116,037)          (42,266)          (78,591)
    Deferred income taxes                                                 48,077            12,326              (486)
    Net interest credited and product charges on
     universal life and investment policies                              709,715           585,336           494,161
    Changes in other assets and liabilities
      Net receivables                                                   (118,256)          (22,492)          (49,209)
      Net payables                                                       (17,826)           (7,892)          (36,706)
      Policy benefits                                                     65,289           (55,345)         (123,675)
      Other                                                                5,808             3,190            11,480
                                                                 ----------------  ----------------  ----------------

             Net cash provided by operating activities                   994,144           701,385           422,467
                                                                 ----------------  ----------------  ----------------
Cash flows from investing activities
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                  10,477,422        12,872,572        10,024,829
    Equity securities                                                    594,464           875,994           220,249
    Mortgage loans                                                        37,901            56,092            69,065
    Derivative instruments                                                13,554            12,956               299
    Other invested assets                                                 62,235            37,786            26,889
Cost of investments acquired
    Fixed maturities                                                 (12,192,132)      (14,860,614)      (12,451,732)
    Equity securities                                                   (586,859)       (1,096,830)         (252,405)
    Mortgage loans                                                       (24,568)           (7,638)                -
    Derivative instruments                                              (304,478)         (250,804)         (196,012)
    Other invested assets                                                (87,119)          (87,745)         (137,532)
Net change in policy loans                                               (13,647)          (10,000)           (3,449)
Net change in short-term investments                                     126,537          (220,574)          (26,369)
Net change in repurchase agreements, other
 borrowings and collateral on derivatives                                 97,595           504,219           474,402
Net change in amounts due to/from brokers                                  3,065            (4,244)            1,611
                                                                 ----------------  ----------------  ----------------
             Net cash used in investing activities                    (1,796,030)       (2,178,830)       (2,250,155)
                                                                 ----------------  ----------------  ----------------


                                   (continued)


The accompanying notes are an integral part of these consolidated financial statements.


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Cash Flows
----------------------------------------------------------------------------------------
Years Ended December 31, 2007, 2006 and 2005



(Dollars in Thousands)                                                2007              2006              2005

Cash flows from financing activities
Receipts from universal life and investment products                   2,616,859         3,075,026         2,962,492
Benefits paid on universal life and investment
 products                                                             (1,805,015)       (1,524,181)       (1,106,202)
Dividends paid on common stock                                           (43,345)          (47,200)          (45,000)
                                                                 ----------------  ----------------  ----------------
             Net cash provided by financing activities                   768,499         1,503,645         1,811,290
                                                                 ----------------  ----------------  ----------------
Net (decrease) increase in cash                                          (33,387)           26,200           (16,398)
Cash at beginning of year                                                 37,297            11,097            27,495
                                                                 ----------------  ----------------  ----------------
Cash at end of year                                                     $  3,910         $  37,297         $  11,097
                                                                 ----------------  ----------------  ----------------
Supplemental disclosures of cash flow information
Cash paid during the year for
    Income taxes, paid to parent                                       $ 107,447         $  61,806         $  83,480


The accompanying notes are an integral part of these consolidated financial statements.


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
--------------------------------------------------------------------------------

(Dollars in Thousands)

1.      Summary of Significant Accounting Policies


        Organization
        Midland National Life Insurance Company and Subsidiary ("Midland National") is an indirect wholly owned subsidiary of Sammons Enterprises, Inc. ("SEI"). Effective November 30, 2005, SFG Reinsurance Company ("SFG Re") was incorporated as a wholly owned insurance subsidiary of Midland National. SFG Re is a captive reinsurance company domiciled in South Carolina. The accompanying financial statements include the consolidated accounts of the Company, including the results of operations and cash flows of SFG Re with 2005 reflecting the time period from November 30, 2005 through December 31, 2005. Together, these companies (collectively the "Company") operate predominantly in the individual life and annuity business of the life insurance industry and are licensed to operate in 49 states and the District of Columbia.


        The Company is affiliated through common ownership with North American Company for Life and Health Insurance ("North American") and North American Company for Life and Health Insurance of New York ("NANY") through April, 2006 at which date NANY was sold to an unrelated third party.


        Basis of Presentation
        The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United State of America ("GAAP") and reflect the consolidation of the Company with its wholly owned subsidiary. All intercompany transactions have been eliminated in consolidation.


        Use of Estimates
        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.


        The most significant areas which require the use of management's estimates relate to the determination of the fair values of financial instruments and derivatives, deferred policy acquisition costs, deferred sales inducements, present value of future profits of acquired businesses, and future policy benefits for traditional life insurance policies.


        Interest Rate Risk
        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and changes in the value of its investments. Policyholder persistency is also affected by changes in interest rates. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.


        Liquidity Risk
        Market conditions for fixed income securities could be such that illiquidity in the markets could make it difficult for the Company to sell certain securities and generate cash to meet policyholder obligations. Management believes it has adequate liquidity in its investment portfolio and other sources of funds to meet any future policyholder obligations.


        Fair Value of Financial Instruments
        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:


        Investment Securities
        Fair values for fixed maturity securities (including redeemable preferred stocks) is based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities is based on quoted market prices, where available, and for those equity securities not actively traded fair values are obtained from independent pricing services or from internal pricing models.


        Mortgage Loans
        Fair values for mortgage loans are estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the initial valuation mortgage portfolio that was conducted by an independent broker/dealer upon acquisition of the majority of the loans at which time each mortgage was modeled and assigned a spread corresponding to its risk profile for valuation purposes.


        Short-Term Investments
        The carrying amounts reported in the balance sheets for these instruments approximate their fair values.


        Derivative Instruments
        The reported value for derivative instruments is equal to exchange or broker quoted market prices for interest rate and credit default swaps and internal financial models or counterparty fair value quotes for options. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value.


        Other Invested Assets
        Other invested assets consist primarily of private equity investments and limited partnerships. The carrying amounts represent the Company's share of the entity's underlying equity reported in the balance sheets. There is no market for these investments and the Company believes the reported values approximate their fair values.


        Investment-Type Insurance Contracts
        Fair value for the Company's liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.


        These fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non investment-type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented in Note 3 do not represent the underlying value to the Company.


        Investments and Investment Income
        The Company is required to classify its fixed maturity investments (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company currently has no securities classified as held-to-maturity or trading.


        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at market value with the unrealized holding gains and losses included as other comprehensive income (loss) in stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred sales inducements, deferred income taxes, and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses). Cash flows from available-for-sale security transactions are included in investing activities in the statements of cash flows.


        For collateralized mortgage obligations ("CMO's") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income. Included in this category is approximately $82,140 of mortgage-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2007. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. During the latter part of 2006 and all of 2007, the deterioration in the sub-prime mortgage market had an adverse impact on the overall credit markets, particularly related to the fair values of CMO's and other asset-backed securities. At December 31, 2007, the Company's securities with sub-prime exposure are rated as investment grade. The Company is exposed to credit risk associated with the sub-prime lending market and continues to monitor these investments in connection with the Company's other-than-temporary impairment policy.


        Mortgage loans are carried at the adjusted unpaid balances. Approximately 77% of the mortgage loans were acquired as part of an acquisition in 2003 and were recorded at fair value as of the purchase date. Approximately 25% of the Company's mortgage loan portfolio is located in Florida, Georgia, North Carolina, South Carolina and West Virginia. The composition of the mortgage loan portfolio by property characteristic category as of December 31, 2007, was as follows: Office 40%, Industrial 27%, Retail 9%, Residential 8%, Apartment 2%, and Other 14%. At December 31, 2007, no investments in mortgage loans were considered by management to be impaired. During 2007, the Company purchased 95 existing residential reverse mortgages. These reverse mortgages are first liens on the related residential properties located primarily in California and Florida. The outstanding loan balances at acquisition were $25,239 and the reverse mortgages had a principal limit of $40,189. Income on reverse mortgages is recognized using an effective yield based on the contractual interest rate and anticipated repayment of the mortgage. The maximum percentage of any one loan to the value of the underlying property at the time of the loan was 80% for all standard mortgage loans. The reverse mortgages have a Principal Limit Factor ("PLF") that defines the maximum amount that can be advanced to a borrower. The PLF is a function of the age of the borrower and co-borrower, if any, and the appraised value of the residential property. The maximum PLF in the Company's reverse mortgage portfolio is 62.5% of the underlying property value. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis.

        Short-term investments primarily include commercial paper and money market funds and are stated at amortized cost. Policy loans are carried at unpaid principal balances.

        Derivative instruments consist of options, futures, interest rate and credit default swaps. Options are reported at fair value, which are determined from internal financial models and compared to fair values provided by counterparties. Futures are reported at the cash balances held in counterparty variation margin accounts, which amount equals fair value. The interest rate and credit default swaps are reported at exchange or broker quoted prices.

        Other invested assets are primarily comprised of private equity investments and limited partnerships. Private equity investments and limited partnerships are recorded under the equity method of accounting in accordance with Accounting Principles Board Opinion 18 and American Institute of Certified Public Accountants ("AICPA") Statement of Position 78-9, Accounting for Investments in Real Estate Ventures where the Company owns 5% or more of the entity's equity (reported at cost where the Company owns less than 5%). These investments are reviewed for impairment on a periodic basis.

        Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments. Dividends are recorded on the ex-dividend rate.

        The Company reviews its investments to determine if declines in value are other than temporary. Factors considered in evaluating whether a decline in value is other than temporary are the length of time and magnitude by which the fair value is less than amortized cost, the financial condition, enterprise value and prospects of the investment combined with the ability and intent of the Company to hold the investment for a period of time sufficient to recover the decline in value. Other considerations are also taken into account such as, but not limited to, financial ratios and the overall assessment of the value of the enterprise. For fixed income securities, the Company also considers whether it will be able to collect the amounts due according to the contractual terms of the investment. During 2007, 2006 and 2005, the Company recorded $7,394, $1,347 and $8,016, respectively, of realized losses as a result of this analysis. These losses are included in net realized investment gains (losses).

        Cash
        Cash consists of demand deposits and non-interest bearing deposits held by custodial banks.


        Recognition of Traditional Life Revenue and Policy Benefits Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

        The liabilities for the policy benefit reserves for traditional life insurance policies of $921,216 and $824,405 at December 31, 2007 and 2006, respectively, generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity and withdrawals which were appropriate at the time the policies were issued or acquired. Interest rate assumptions ranged primarily from 6.00% to 11.25% in 2007 and 2006.

        Recognition of Revenue and Policy Benefits for Interest Sensitive Life Insurance Products and Investment Contracts ("Interest Sensitive Policies")
        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments that support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and fixed index amounts credited to the account balances.

        Policyholder reserves for universal life and other interest sensitive life insurance and investment contracts, reported in the balance sheets as policyholder account balances of $20,557,616 and $19,272,874 at December 31, 2007 and 2006, respectively, are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.00% to 7.50% in 2007 and 2006. For certain contracts, these crediting rates extend for periods in excess of one year.

        Accounting for Derivative Instruments
        Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS Nos. 137, 138, 149 and 155, requires that all derivatives be carried on the balance sheet at fair value, with certain changes in fair value reflected in other comprehensive income (loss) in the statements of stockholder's equity (for those derivatives designated as effective "cash flow hedges") while other changes in derivative fair value are reflected as net gains (losses) on derivatives in the statements of income. The changes in fair value of derivatives designated as effective fair value hedges and the changes in fair value of the hedged fixed income security are reported as a component of net gain (loss) on derivatives. For derivatives not designated as effective hedges, the change in fair value is recognized as a component of net gain (loss) on derivatives in the period of change.


        The Company uses derivatives to manage its fixed indexed and policy obligation interest guarantees and interest rate risks applicable to its investments. To mitigate these risks, the Company enters interest rate swap agreements and futures contracts and purchases equity indexed options. The interest rate swaps are accounted for as either effective cash flow hedges, effective fair value hedges or as non-hedge derivatives. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item. Effectiveness is evaluated on a retrospective and prospective basis.


        The Company has fixed indexed universal life and annuity products that have a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index ("call") options and enters exchange listed futures contracts that compensate the Company for any appreciation over the strike price and substantively offsets the corresponding increase in the policyholder obligation. The futures contracts are adjusted to market value each day, which mark-to-market is settled in cash daily through the Company's variation margin accounts maintained with the counterparty. Gains or losses during the time a futures contract is outstanding are reported as gains or (losses) on derivatives. The Company amortizes the cost of the indexed options against investment income over the term of the option, which is typically one year. In accordance with SFAS No. 133 as amended, the Company adjusts the carrying value of the options from amortized cost to fair value with any change reflected as net gain or (loss) on derivatives in the statements of income. When the option matures, any value received by the Company is reflected as investment income offset by the amount credited to the policyholder.


        The SFAS No. 133 Derivative Implementation Group Issue No. B36, Embedded
        Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments ("DIG B36") provides guidance for determining when certain reinsurance arrangements and debt instruments contain embedded derivatives requiring bifurcation due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor. The provisions of DIG B36 impact two large coinsurance with funds withheld agreements with an outside reinsurance company applicable to specified annuity policies issued by the Company.


        The agreements between the Company and its derivatives counterparties requires the posting of collateral when the market value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the balance sheets in short-term investments with a corresponding liability reported in repurchase agreements, other borrowings and collateral on derivatives.


        SFAS No. 155, Accounting for Certain Hybrid Financial Instruments ("SFAS 155") became effective in 2007 and is an amendment to SFAS No. 133. This statement permits fair value measurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation. The Company purchased three securities in 2007 with embedded derivatives and the Company has elected fair value measurement in accordance with the guidance in SFAS 155. As such, any change in the fair value of the security will be reported as a gain (loss) on derivatives. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2007 was $68,000. There was no gain or loss reported during the 2007 holding period. The decision to elect fair value measurement is made on an instrument-by-instrument basis under the guidance of SFAS 155. The Company will make election of fair value measurement at the time of any future acquisitions of hybrid financial instruments.


        Repurchase Agreements
        As part of its investment strategy, the Company enters into reverse repurchase agreements and dollar-roll transactions to increase the Company's investment return. The Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the market value of the underlying collateral securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar-rolls are similar to reverse repurchase agreements except that, with dollar-rolls, the repurchase involves securities that are only substantially the same as the securities sold. As of December 31, 2007 and 2006, there were $2,187,540 and $1,955,956, respectively, of such agreements outstanding. The collateral for these agreements is held in fixed maturities in the consolidated balance sheets.


        Deferred Policy Acquisition Costs ("DAC")
        Policy acquisition costs that vary with, and are primarily related to the production of new business, are deferred into the DAC asset to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, policy issuance, marketing, underwriting, and certain variable agency expenses. For traditional insurance policies, such costs are amortized over the estimated premium payment period of the related policies in proportion to the ratio of annual premium revenues to the total anticipated premium revenues. For interest sensitive policies, these costs are amortized over the lives of the policies in relation to the present value of actual and estimated gross profits, subject to regular evaluation and retroactive revision to reflect actual emerging experience. Recoverability of DAC is evaluated on an annual basis by comparing the current estimate of future profits to the unamortized asset balance.


        Deferred Sales Inducements ("DSI")
        The Company defers certain sales inducement costs into a DSI asset. Sales inducements are primarily premium bonuses and bonus interest on the Company's annuity products. AICPA Statement of Position 03-1 ("SOP 03-1") provides guidance on accounting and reporting for certain sales inducements whereby capitalized costs are reported separately in the balance sheets and the amortization of the capitalized sales inducements is reported as a separate component of insurance benefits in the statements of income.


        To the extent that unrealized investment gains or losses on available for sale securities would result in an adjustment to the amortization pattern of DAC and DSI had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income (loss) as an offset to the unrealized investment gains or losses on available for sale securities.


        Present Value of Future Profits of Acquired Businesses ("PVFP") The PVFP represents the portion of the purchase price of blocks of businesses that was allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. Based on current conditions and assumptions as to future events, the Company expects to amortize $2,908, $2,756, $2,653, $1,662 and $1,281 of the existing PVFP over the next five years.


        Retrospective adjustments of these amounts are made periodically upon revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.


        Policy Claims and Benefits Payable
        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future charges in claim severity and frequency. Estimates are periodically reviewed and adjustments are reflected in current operations.


        Variable Life and Annuity Products
        A portion of the separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The Company reports this portion of its separate account assets at market value; the underlying investment risks are assumed by the contractholders. The Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the balance sheets. The Company records the fees earned for administrative and contractholder services performed for the separate accounts in other income of the statements of income.


        Bank Owned Life Insurance Products
        A portion of the separate accounts held by the Company relates to bank owned life insurance policies that are nonindexed with fixed guarantees. These amounts are subject to limited discretionary withdrawal at book value without a market value adjustment. The Company reports this portion of its separate account assets at book value; the underlying investment risks are assumed by the Company. The Company combines the assets and liabilities associated with this business into the respective assets and liabilities lines of the balance sheets in accordance with SOP 03-1.


        Dividends and Distributions
        Payment of dividends or other distributions are limited by statute, which is generally limited to the greater of the insurance company's statutory net income or 10% of the insurance company's statutory surplus.


        Federal Income Taxes
        The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.


        Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.


        Comprehensive Income
        The Company follows the reporting concept of "Comprehensive Income" which requires the reporting of comprehensive income is addition to net income. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Comprehensive income for the Company includes net income and other comprehensive income, which includes unrealized investment gains (losses) on available for sale securities net of related adjustments to deferred policy acquisition costs, deferred sales inducements, and deferred income taxes and additional pension and post-retirement benefits liabilities. In addition, certain interest rate swaps are accounted for as cash flow hedges with the change in the fair value of the swap reflected in other comprehensive income.


        Reclassification
        Certain items in the 2006 and 2005 financial statements have been reclassified to conform to the 2007 presentation.


2.      Recently Issued Accounting Standards


        Fair Value Measurements
        In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value and establishes a framework for measuring fair value. SFAS 157 is effective for fiscal years beginning after November 15, 2007. The Company is currently evaluating the effect of SFAS 157.


        Fair Value Options
        In February 2007, the FASB issued SFAS No. 159, Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 allows companies to elect to fair value certain financial assets and financial liabilities. The election is irrevocable and is made contract by contract. The election is made upon initial adoption of SFAS 159 for existing assets and liabilities and subsequently on acquisition of new assets or liabilities. SFAS 159 is effective for years beginning after November 15, 2007. The Company is currently evaluating its election alternatives under SFAS 159.


        Business Combinations
        In December 2007, the FASB issued SFAS No. 141(R), Business Combinations ("SFAS 141(R)"). This standard revises the previously issued SFAS No. 141 and will change how companies account for business acquisitions. The new standard applies greater use of fair values to acquired assets and liabilities and will introduce more volatility into earnings subsequent to acquisitions. SFAS 141 (R) is effective for fiscal years beginning on or after December 15, 2008 and early adoption is not permitted. The standard would have an impact on the financial statements of the Company for any acquisition made after that date.


        Noncontrolling Interests
        In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an amendment to ARB No. 51 ("SFAS 160"). SFAS 160 will change the accounting and reporting for minority interests, which will now be characterized as noncontrolling interests. Upon adoption, noncontrolling interests will be classified as a component of stockholder's equity whereas now minority interests are classified as a liability. The initial reported value of noncontrolling interests will be at fair value. SFAS 160 is effective for fiscal years beginning on or after December 15, 2008 and early adoption is not permitted. SFAS requires retroactive adoption of the presentation and disclosure for existing noncontrolling interests. All other requirements of SFAS 160 will be applied prospectively. The Company does not currently have any reported minority interests, but this standard will impact any noncontrolling interests that may arise up to or after the effective date.


3.      Fair Value of Financial Instruments


        The carrying value and estimated fair value of the Company's financial instruments are as follows:


                                                              December 31, 2007                      December 31, 2006
                                                     ------------------------------------   ------------------------------------
                                                         Carrying          Estimated            Carrying          Estimated
                                                          Value            Fair Value            Value            Fair Value
Financial assets
    Fixed maturities,
     available-for-sale                                $19,971,051        $19,971,051         $18,275,097        $18,275,097
    Equity securities,
     available-for-sale                                    456,109            456,109             552,734            552,734
    Mortgage loans                                         294,133            299,483             311,305            307,515
    Short-term investments                                 256,008            256,008             382,545            382,545
    Derivative instruments                                 172,808            172,808             286,141            286,141
    Other invested assets                                  317,134            317,134             245,097            245,097
Financial liabilities
    Investment-type insurance contracts                 11,707,600         10,104,162          10,932,552          9,340,001
    Repurchase agreements, other borrowings
      and collateral on derivatives                      2,321,092          2,321,092           2,223,497          2,223,497



4.      Investments and Investment Income


        Fixed Maturities and Equity Security Investments
        The amortized cost, estimated fair value, gross unrealized gains and gross unrealized losses of fixed maturities and equity securities classified as available-for-sale at December 31, 2007 and 2006 are as follows:



                                                                    December 31, 2007
                                      ----------------------------------------------------------------------
                                                             Gross            Gross           Estimated
                                         Amortized         Unrealized      Unrealized            Fair
                                            Cost             Gains           Losses             Value
Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                          $ 4,179,199        $ 117,590        $  7,817         $ 4,288,972
    Corporate securities                     7,327,109           76,913         219,768           7,184,254
    Mortgage-backed securities               8,424,741          121,926         169,852           8,376,815
    Other debt securities                      120,011            4,406           3,407             121,010
                                      -----------------  ---------------  --------------   -----------------
             Total fixed maturities         20,051,060          320,835         400,844          19,971,051
Equity securities                              519,394            4,504          67,789             456,109
                                      -----------------  ---------------  --------------   -----------------
             Total available-for-
              sale                         $20,570,454        $ 325,339       $ 468,633         $20,427,160
                                      -----------------  ---------------  --------------   -----------------



                                                                  December 31, 2006
                                      ----------------------------------------------------------------------
                                                             Gross            Gross           Estimated
                                         Amortized         Unrealized      Unrealized            Fair
                                            Cost             Gains           Losses             Value
Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                          $ 5,103,446         $ 52,277        $ 36,393         $ 5,119,330
    Corporate securities                     6,828,683           93,332          84,757           6,837,258
    Mortgage-backed securities               6,153,421           71,169          39,100           6,185,490
    Other debt securities                      130,492            5,234           2,707             133,019
                                      -----------------  ---------------  --------------   -----------------
             Total fixed maturities         18,216,042          222,012         162,957          18,275,097
Equity securities                              537,194           17,772           2,232             552,734
                                      -----------------  ---------------  --------------   -----------------
             Total available-for-
              sale                         $18,753,236        $ 239,784       $ 165,189         $18,827,831
                                      -----------------  ---------------  --------------   -----------------


        The following table shows the Company's gross unrealized losses and fair value on its available for sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.


                                                                 December 31, 2007
                           --------------------------------------------------------------------------------------------
                               Less than 12 months              12 months or more            Total
                           -----------------------------   ----------------------------   -----------------------------
                               Fair         Unrealized         Fair        Unrealized         Fair         Unrealized
                               Value          Losses          Value          Losses          Value           Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                   $ 295,942       $  2,913       $ 385,843       $  4,904       $ 681,785        $  7,817
   Corporate securities        1,788,513         97,440       2,234,024        122,328       4,022,537         219,768
   Mortgage-backed
    securities                 1,868,416         97,395       1,068,697         72,457       2,937,113         169,852
   Other debt securities           5,180             15          42,758          3,392          47,938           3,407
                           --------------  -------------   -------------  -------------   -------------   -------------
           Total fixed
            maturities         3,958,051        197,763       3,731,322        203,081       7,689,373         400,844
Equity securities                234,423         42,717         105,364         25,072         339,787          67,789
                           --------------  -------------   -------------  -------------   -------------   -------------
           Total available-
            for-sale          $4,192,474      $ 240,480      $3,836,686      $ 228,153      $8,029,160       $ 468,633
                           --------------  -------------   -------------  -------------   -------------   -------------




                                                          December 31, 2006
                           --------------------------------------------------------------------------------------------
                               Less than 12 months              12 months or more            Total
                           -----------------------------   ----------------------------   -----------------------------
                               Fair         Unrealized         Fair        Unrealized         Fair         Unrealized
                               Value          Losses          Value          Losses          Value           Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                  $1,929,128      $  12,871       $ 814,373      $  23,522      $2,743,501       $  36,393
   Corporate securities        1,356,387         17,273       2,323,009         67,484       3,679,396          84,757
   Mortgage-backed
    securities                 1,075,399          7,606       1,221,709         31,494       2,297,108          39,100
   Other debt securities          53,452          2,059          12,882            648          66,334           2,707
                           --------------  -------------   -------------  -------------   -------------   -------------
           Total fixed
            maturities         4,414,366         39,809       4,371,973        123,148       8,786,339         162,957
Equity securities                 47,554            834          67,726          1,398         115,280           2,232
                           --------------  -------------   -------------  -------------   -------------   -------------
           Total available-
            for-sale          $4,461,920      $  40,643      $4,439,699      $ 124,546      $8,901,619       $ 165,189
                           --------------  -------------   -------------  -------------   -------------   -------------



        At December 31, 2007, the Company held approximately 3,555 positions in fixed income and equity securities. The above table, as of December 31, 2007 includes 1,737 securities of 542 issuers. Approximately 91% of the unrealized losses on fixed maturities at December 31, 2007 were securities rated investment grade. Investment grade securities are defined as those securities rated AAA through BBB- by Standard & Poors. Approximately 9% of the unrealized losses on fixed maturities at December 31, 2007 were on securities rated below investment grade. Equity securities in the above table consist primarily of non-redeemable preferred stocks. These securities are reviewed for impairment in the same manner as the fixed income securities. The Company monitors the financial position and operations of the issuers rated below investment grade and certain investment grade securities in cases where the Company has concerns about credit quality. In determining whether an unrealized loss is other than temporary, the Company will consider factors such as business prospects, status of issuer industry, security ratings, size and length of time the security has been in an unrealized loss position and the Company's intent and ability to hold the security until it recovers its value. The Company monitors securities that have a fair value less than 80 percent of amortized cost. In some cases a security will be considered impaired if its fair value is less than 80 percent of its amortized cost for a period of greater than twelve months. At December 31, 2007, fixed income and equity securities in an unrealized loss position had fair value equal to approximately 95 percent of amortized cost. In a majority of the unrealized loss positions, the unrealized loss is due to increases in market interest rates or changes in credit spreads since the securities were acquired. In addition, the market for fixed income securities experienced a high degree of volatility during 2007 due to the deterioration of the subprime mortgage market. This continued to adversely impact the credit markets at December 31, 2007, particularly related to the fair values of CMOs and other asset-backed securities. At December 31, 2007, the Company has the ability and intent to hold the securities that are in an unrealized loss position until the fair value increases to amortized cost, which may be maturity. Equity securities typically do not have a maturity or redemption date and the Company takes this fact into consideration when determining whether it has the intent to hold the security until recovery. Therefore, the Company does not consider these securities to be other than temporarily impaired at December 31, 2007.


        As a result of the Company's review of other than temporary impairments of investment securities, the Company took write-downs of $7,394, $1,347 and $8,016 during 2007, 2006 and 2005, respectively. The 2007 write-downs were applicable to two asset backed securities with some sub-prime exposure ($2,506), two private placement corporate securities that defaulted on interest payments during the latter part of 2007 ($2,540), one commercial mortgage loan that was subsequently sold at auction for a price slightly higher than its written-down value ($605) and one corporate security that has been in an unrealized loss position for over twelve months and was determined to be other than temporary ($1,743). The 2006 write-downs were applicable to one issuer in the printing business. The Company believes the long-term prospects for the issuer were positive but recorded the write-down primarily due to the sales of the securities of the same issuer at realized losses during 2006. In 2005 the Company took a write-down of $4,977 applicable to a Kamp Re catastrophe bond that became impaired as a result of Hurricane Katrina. The Company also took write-downs in 2005 for other than temporary impairments on two securities related to Northwest Airlines for $3,211. The Company considered these securities to be other than temporarily impaired due to the Chapter 11 bankruptcy filing by Northwest Airlines.


        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2007, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                 Amortized         Estimated
                                                   Cost           Fair Value

Due in one year or less                          $  131,737        $  131,395
Due after one year through five years             1,281,001         1,283,263
Due after five years through ten years            2,989,058         2,950,440
Due after ten years                               7,224,523         7,229,138
Securities not due at a single maturity date
  (primarily mortgage-backed securities)          8,424,741         8,376,815
                                              --------------   ---------------
              Total fixed maturities            $20,051,060       $19,971,051
                                              --------------   ---------------



        Midland National is a member of the Federal Home Loan Bank of Des Moines ("FHLB"). In order to maintain its membership, the Company was required to purchase FHLB equity securities that total $11,113 as of December 31, 2007. These securities are included in equity securities and are carried at cost. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount the Company can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2007, the Company had an outstanding advance of $25,000 from FHLB (see Note 6).


        Investment Income and Investment Gains (Losses) Major categories of investment income are summarized as follows:


                                                                  2007               2006               2005

Gross investment income
    Fixed maturities                                             $ 980,599          $ 904,843          $ 796,652
    Equity securities                                               30,345             37,361             20,836
    Mortgage loans                                                  18,370             22,362             25,836
    Policy loans                                                    21,333             20,640             20,028
    Short-term investments                                          23,435             20,836              8,037
    Derivative instruments                                         118,670             39,534             (7,163)
    Other invested assets                                           74,583             37,132             27,184
                                                           ----------------   ----------------   ----------------
              Total gross investment income                      1,267,335          1,082,708            891,410
Less:  Investment expenses                                         131,697            129,268             79,758
                                                           ----------------   ----------------   ----------------
              Net investment income                             $1,135,638          $ 953,440          $ 811,652
                                                           ----------------   ----------------   ----------------




        Investment expenses primarily consist of investment advisor fees, interest expense on securities lending and interest related to derivative collateral liabilities.


        The major categories of realized investment gains (losses) reflected in the statements of income are summarized as follows:


                                                                   2007               2006               2005

Fixed maturities                                                 $  81,427          $ (28,021)         $ (31,550)
Equity securities                                                  (10,195)            (1,478)             3,786
Mortgage loans                                                        (560)             2,300                515
Gain on termination of swaps                                             -                481                299
Short-term investments                                               1,265                552                706
                                                           ----------------   ----------------   ----------------
              Net investment gains (losses)                      $  71,937          $ (26,166)         $ (26,244)
                                                           ----------------   ----------------   ----------------




        Included in realized investment gains (losses) on the fixed maturities in 2007 and 2006 are gains of $1,560 and $9,147, respectively, related to recoveries from WorldCom, Inc. The Company sold its investments in WorldCom, Inc. in 2002 and recorded a pre-tax loss of $18,119. The recoveries are the result of a federal securities law class action brought on behalf of WorldCom, Inc. securities purchasers against various parties involved with WorldCom, Inc.


        During 2006 and 2005, the Company terminated interest rate swaps in situations where the underlying hedged assets were either called or sold. These swaps were previously accounted for as effective cash flow hedges and the proceeds from termination are reflected as realized gains or losses. In 2006 and 2005, the Company terminated effective cash flow interest rate swaps with notional amounts of $116,500 and $72,389 and realized net gains on the terminations of $481 and $299, respectively.


        Proceeds from the sale of available for sale securities and the gross realized gains and losses on these sales (prior to gains (losses) ceded and excluding maturities, calls, and prepayments) during 2007, 2006 and 2005 were as follows:



                                         2007                            2006                           2005
                           -------------------------------  -----------------------------  -----------------------------
                                Fixed           Equity           Fixed          Equity          Fixed          Equity
                              Maturities      Securities      Maturities      Securities     Maturities      Securities

Proceeds from sales         $ 8,029,528       $ 583,672    $ 11,022,004      $ 855,462      $8,635,952      $ 130,345
Gross realized gains             54,114           5,334          27,994          3,591          33,449          2,449
Gross realized (losses)         (54,065)        (15,325)        (78,699)        (4,724)        (56,323)          (604)




        Credit Risk Concentration
        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government Agency or Authority, the Company had no investment in one entity which exceeded 10% of the Company's stockholder's equity at December 31, 2007.


        Variable Interest Entities
        In January 2003, the FASB issued Financial Interpretation No. 46 (revised December 2003) ("FIN 46(R)"), Consolidation of Variable Interest Entities. Under FIN 46(R), a company is required to consolidate a variable interest entity ("VIE") if the company is the primary beneficiary of the VIE. A VIE is defined as an entity whose equity investors do not have a controlling financial interest or do not have sufficient capital at risk for the entity to finance its activities without additional financial support from other parties. A company is deemed to be the primary beneficiary of a VIE if it expects to absorb a majority of the entities losses or receive a majority of the VIE's residual returns, or both.


        As of December 31, 2007, the Company has investments in limited partnerships and private equity investments that are reviewed to determine if any are variable interest entities. Some of these investments are VIE's, but in each case the Company has determined it is not the primary beneficiary. In accordance with FIN 46(R) guidance, the Company will continue to evaluate its position in the future as circumstances may change and the entity could be determined to be a VIE and the Company could become a primary beneficiary, in which case the Company would consolidate the variable interest entity into its financial statements.


        Other
        At December 31, 2007 and 2006, securities amounting to $3,171 and $3,136, respectively, were on deposit with regulatory authorities as required by law. These consist of fixed maturity securities reported in the balance sheets at fair value and have an amortized cost of $3,041 and $3,133, respectively.


5.      Derivative Instruments and Hedging Activities


        Index Options and Futures
        The Company uses various derivative instruments to manage its exposure to interest rate risk and to meet its policy guarantee obligations. The Company has approximately $6,314,729 of annuity and universal life policy account value as of December 31, 2007 (net of ($2,568,124) annuities ceded to an unrelated reinsurer), that provide for a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index options that compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts to compensate it for increases in the same indexes. The Company classifies these as derivative instruments. The Company amortizes the cost of the index options against investment income over the term of the option, which is typically one year. The futures contracts have no initial cost and are marked-to-market daily. That daily mark-to-market is settled through the Company's variation margin accounts maintained with the counterparty. In accordance with SFAS No. 133 as amended, the Company reports the change in the fair value of index options and the change in the futures variation margin accounts as gain (loss) on derivatives, which amounts were ($134,767) in 2007, $77,227 in 2006 and ($29,602) in 2005. Offsetting these amounts are the changes in fair value of the derivatives embedded in the equity indexed product liabilities, which amounts were $81,716 in 2007, ($19,781) in 2006 and $108,043 in 2005. When the options and futures contracts mature, the value received by the Company is reflected as investment income ($321,521, $203,712 and $125,330 in 2007, 2006 and
        2005, respectively) offset by the amount credited to the policyholder ($301,939, $190,534 and $121,710 in 2007, 2006 and 2005, respectively).


        The fair value of the embedded options related to the policyholder obligations (liability values) is based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using the current risk free rate consistent with the duration of the liability. This value is then compared to the carrying value of the liability to calculate any gain or loss that is reflected in the statements of income as a gain (loss) on derivatives. To the extent that these changes in values impact the earnings pattern of the product and thus the amortization pattern of the DAC and DSI, an adjustment to the amortization of DAC and DSI is made.


       The following relates to the options and futures owned as of December 31:

                                                   2007               2006

        Net notional amount                     $5,481,581         $4,993,814
        Amortized cost of options                  138,652            131,373
        Estimated fair value of assets             176,641            285,016



        The Company has two coinsurance with funds withheld reinsurance agreements with an unaffiliated reinsurer that fall under the guidance of SFAS No. 133 Implementation Issue No. B36. Under this pronouncement, the Company's reinsurance agreements contain embedded derivatives that require bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the credit worthiness of the Company. The embedded derivatives contained in the funds withheld liability are similar to a total return swap since the Company cedes the total return on a designated investment portfolio to the outside reinsurer. This liability is netted in the balance sheets in reinsurance receivables. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaties, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivatives embedded in the funds withheld coinsurance agreements is equal to the difference between the fair value of the assets in the portfolio designated under the coinsurance agreements and the fair value of the policy liabilities estimated from the cash flow models. The net change in the reported value of the embedded derivatives was a gain of $176,391 in 2007, a loss of $18,703 in 2006 and a gain of $1,777 in 2005, and is reported in net gain (loss) on derivatives in the statements of income.

        Cash Flow Hedges
        The Company has a number of investments which pay interest on a variable rate tied to a benchmark interest rate. The Company has entered into interest rate swaps that effectively convert the variable cash flows to fixed over the life of the swaps. These swaps pay the Company fixed rates while the Company is obligated to pay variable rates based on the same benchmark interest rate as the hedged asset. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash-flow hedges and are reported at fair value ($2,739 in 2007 and ($1,129) in 2006) in the balance sheets with the change in fair value reported as a component of other comprehensive income for the effective portion of the hedge ($3,867 in 2007, ($6,782) in 2006 and ($5,446) in 2005). The cash-flow hedge swaps have stated maturities of 2025 and 2026. Periodic cash flow interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate swaps excludes the current period accruals.

        The following summarizes the cash-flow hedge interest rate swaps in 2007 and 2006:

                                             2007                   2006

Notional amounts                             $ 125,810              $ 125,810
Fixed rates to receive (range)           5.49% to 5.74%         5.49% to 5.74%
Current variable rates to pay (range)    4.79% to 5.39%         5.36% to 5.55%


        Fair Value Hedges
        The Company has entered into interest rate swap agreements that pay a variable rate of interest to the Company and the Company pays a fixed rate of interest to the counterparty. These swaps hedge the fair value of specific available-for-sale fixed income securities and are important components of the Company's asset-liability management. It is anticipated that changes in the fair values of the fixed income securities due to changes in interest rates will be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps are considered effective hedges and are reported in the balance sheets at fair value (($286) in 2007 and $1,762 in 2006) with the changes in fair value of the swaps and hedged available-for-sale fixed income investments reported as components of net gains on derivatives in the statements of income (($1,548) in 2007, $735 in 2006 and $28 in 2005). The fair value hedge swaps have stated maturities ranging from 2008 to 2011. Periodic fair value interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate swaps excludes the current period accruals.


        The following table summarizes the fair value interest rate swaps and hedged available-for-sale fixed income securities:



                                                  2007                2006

Notional amounts                                $   68,232          $   68,232
Fixed rates to pay (range)                   3.20% to 4.45%      3.20% to 4.45%
Current variable rates to receive (range)    4.82% to 5.51%      5.36% to 5.61%



        Other Derivatives
        The Company has also entered into interest rate and credit default swap agreements to help manage its overall exposure to interest rate changes and credit events. These swaps do not hedge specific assets or liabilities and as such are not accounted for as effective hedges. Included in the non-hedge swaps are credit default swaps where the Company is a protection provider and a protection buyer. In accordance with SFAS 133, these swaps are reported at fair value (($6,286) and $492 at December 31, 2007 and 2006, respectively) in the balance sheets and changes in the fair value (($5,756) in 2007, $2,789 in 2006 and $5,518 in 2005) are reported as a component of net gains on derivatives in the statements of income. Included in the non-hedge swaps is the ineffective portions of cash flow and fair value interest rate swaps. The non-hedge swaps have stated maturities ranging from 2009 to 2026. Periodic interest rate and credit default swap settlements and current period changes in the swap accruals for these non-hedge swaps are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate and credit default swaps excludes the current period accruals.


        The following table summarizes the interest rate and credit default swaps not accounted for as effective hedges:

                                                             2007                   2006

Notional amounts, interest rate swaps                    $   148,089             $   89,090
Notional amounts, credit default swaps                   $   233,300             $   85,000
Fixed rates, interest rate swaps (range)               3.88% to 5.66%         4.20% to 5.25%
Current variable rates, interest rate swaps (range)    4.99% to 5.40%         5.35% to 5.66%
Credit default swaps, receive                          0.50% to 1.18%             0.75%
Credit default swaps, pay                              0.11% to 0.32%         0.22% to 0.25%


        The Company generally limits its selection of counterparties that are obligated under its derivative contracts to those within the "A" credit rating or above. Entering into such agreements from financial institutions with long-standing performance records minimizes the risk. The amounts of such exposure are essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the financial institution. Collateral posted at December 31, 2007 and 2006, applicable to all derivative investments was $108,552 and $267,542, respectively, and is reflected in the balance sheets in short-term investments. The obligation to repay the collateral is reflected in the balance sheets in repurchase agreements, other borrowings and collateral on derivatives.

6.      Borrowings

        During 2007, the Company borrowed $25,000 from the FHLB in accordance with the terms of its membership agreement. The purpose of the borrowing was to complement the Company's security lending program. The outstanding balance at December 31, 2007 of $25,000 is reported as a component of repurchase agreements, other borrowings and collateral on derivatives. The initial borrowing was for a 90 day period that matured on November 23, 2007. The borrowing was renewed for an additional 90 day period and matured on February 25, 2008. The interest rate for the initial period was 5.05% and is 4.53% for the current 90 day period. The Company renewed the borrowing on February 25, 2008 for an additional 90 day period at an interest rate of 2.90%. Interest expense incurred during 2007 was $449 and is reported as a component of net investment income. The fair value of this borrowing approximates its reported value due to its short maturity.


        In accordance with the FHLB membership agreement, the Company was required to purchase $1,113 of additional FHLB common stock, representing 4.45% of the amount borrowed. In addition, the Company has posted agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowing as collateral.


7.      DAC, DSI and PVFP


        Policy acquisition costs of new and acquired business, deferred and amortized for the years ended December 31, 2007, 2006 and 2005 are as follows:


                                                                            2007               2006               2005


DAC, beginning of year                                                      $1,341,489         $1,198,367         $1,019,716
Commissions deferred                                                           185,358            218,882            200,252
Underwriting and acquisition expenses deferred                                  42,299             36,418             29,538
Change in offset to unrealized losses                                           85,062             54,707            128,199
Reclassification to deferred sales inducements                                       -                  -             (3,939)
Reclassification to policy benefit reserves                                          -                  -             (3,682)
Amortization related to operations                                            (200,201)          (142,048)          (129,341)
Amortization related to SFAS No. 133                                           (31,145)           (24,837)           (42,376)
                                                                      -----------------  -----------------  -----------------
DAC, end of year                                                            $1,422,862         $1,341,489         $1,198,367
                                                                      -----------------  -----------------  -----------------


        The composition of DSI for the years ended December 31, 2007, 2006 and 2005 is summarized below:



                                                                           2007               2006               2005

DSI, beginning of year                                                      $ 414,545          $ 354,330          $ 275,863
Sales inducements costs deferred                                               82,688            103,768             97,997
Change in offset to unrealized losses                                          25,871              6,344             19,292
Reclassification from deferred acquisition costs                                    -                  -              3,939
Amortization related to operations                                            (59,006)           (31,086)           (26,764)
Amortization related to SFAS No. 133                                          (21,328)           (18,811)           (15,997)
                                                                      ----------------   ----------------   ----------------
DSI, end of year                                                            $ 442,770          $ 414,545          $ 354,330
                                                                      ----------------   ----------------   ----------------



        The composition of the PVFP for the years ended December 31, 2007, 2006 and 2005 is summarized below:


                                 2007               2006               2005

PVFP, beginning of year        $  34,129          $  39,017          $  43,254
Amortization                     (5,362)            (4,888)            (4,237)
                             ------------   ----------------   ----------------
PVFP, end of year              $  28,767          $  34,129          $  39,017
                             ------------   ----------------   ----------------



8.      Reinsurance


        The Company is involved in both the cession and assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:



                                               2007                           2006                           2005
                                    ----------------------------   ----------------------------   ----------------------------
                                       Ceded          Assumed         Ceded         Assumed          Ceded         Assumed

Premiums and deposits
   on investment contracts           $750,611         $  787        $830,945         $  738        $915,666         $  508
Claims and investment
   contract withdrawals               165,611          4,155         142,039          4,493         107,737         (3,018)



        The Company generally reinsures the excess of each individual risk over $1,000 on ordinary life policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally only reinsures with companies rated "A" or better by A.M. Best.


        In addition to the risk reinsurance described above, the Company is also party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies issued from January 1, 2002 through March 31, 2005 and 60% of substantially all policies issued since April 1, 2005 of specific annuity plans. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory reserve associated with these policies. The Company has netted the funds withheld liability of $3,310,967 and $2,798,108 against the reserve credits of $3,960,929 and $3,353,334 in reinsurance receivables in the December 31, 2007 and 2006, respectively, balance sheets. These agreements increased (decreased) the following financial statements lines as follows:



                                                                          2007             2006             2005

Assets
    Deferred policy acquisition costs                                  $ (367,143)      $ (329,633)      $ (271,855)
    Deferred sales inducements                                           (295,408)        (253,859)        (200,230)
    Reinsurance receivables                                               656,661          614,434          504,019
    Other receivables and other assets                                     21,312                -                -
Liabilities
    Other liabilities                                                           -              868            2,385
Revenues
    Interest sensitive life and investment product charges                (11,410)          (7,846)          (4,662)
    Net investment income                                                (212,557)        (149,870)         (98,968)
Benefits and expenses
    Benefits incurred                                                        (269)            (246)            (197)
    Interest credited to policyholder account balances                   (147,425)         (99,357)         (66,791)
    Operating expenses                                                     (3,214)          (2,235)          (2,255)
    Amortization of deferred acquisition costs and
     present value of future profits of acquired businesses               (34,104)         (25,482)         (15,596)
    Amortization of deferred sales inducements                            (25,973)         (18,642)         (11,254)



        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.


9.      Accumulated Other Comprehensive (Loss) Income


        The components of accumulated other comprehensive (loss) income are as follows:



                                                                                   2007               2006

Net unrealized (loss) gain - available-for-sale securities                         $ (138,287)         $  80,103
Net unrealized gain (loss) - derivative instruments                                     2,739             (1,129)
DAC                                                                                    40,570            (44,492)
DSI                                                                                    18,288             (7,583)
Deferred income taxes                                                                  26,842             (9,415)
                                                                             -----------------  -----------------

                                                                                      (49,848)            17,484
Pension liability (net of taxes $0 and $2,510)                                              -             (4,661)

Unrecognized actuarial net loss related to pension and
 other post-retirement liabilities (net of taxes $3,064 and $0)                        (5,692)                 -
                                                                             -----------------  -----------------

              Accumulated other comprehensive (loss) income                         $ (55,540)         $  12,823
                                                                             -----------------  -----------------



        The following table sets forth the changes in each component of accumulated other comprehensive income (loss).



                                                                                   2007               2006             2005

Unrealized holding (losses) gains arising in the
 current period
    Fixed maturities                                                                $ (58,139)        $ (127,441)      $(255,330)
    Equity securities                                                                 (89,019)             3,258          (2,424)
    Derivative instruments                                                              3,868             (6,782)         (5,446)
    Reclassification adjustment for losses (gains) released
     into income                                                                      (71,232)            29,499          27,764
    Impact of DAC                                                                      85,062             54,707         128,199
    Impact of DSI                                                                      25,871              6,344          19,292
    Impact of deferred income taxes                                                    36,257             14,145          30,781
                                                                             -----------------  -----------------  --------------

                                                                                      (67,332)           (26,270)        (57,164)

    Impact of pension liability                                                         1,407                652          (1,638)

    SFAS Statement No. 158 adoption adjustment                                         (2,438)                 -               -
                                                                             -----------------  -----------------  --------------

         Net other comprehensive loss                                               $ (68,363)         $ (25,618)       $(58,802)
                                                                             -----------------  -----------------  --------------


        The unrealized investment (loss) gain on available for sale securities and derivative instruments is adjusted by DAC, DSI and deferred income taxes and is included in the statements of stockholder's equity.


10.     Income Taxes


        The significant components of the provision for income taxes are as follows:



                                                      2007               2006               2005

     Current                                           $  86,009          $  68,577          $  69,493
     Deferred                                             48,077             12,326               (486)
                                                 ----------------   ----------------   ----------------
     Total federal income tax expense                  $ 134,086          $  80,903          $  69,007
                                                 ----------------   ----------------   ----------------



        The components of the federal income tax asset are as follows:



                                                 2007               2006

Net deferred income tax asset                    $ 132,987          $ 144,253
Income taxes currently receivable                   24,580              1,331
                                             --------------  -----------------
              Total income tax asset             $ 157,567          $ 145,584
                                             --------------  -----------------


        The difference between the provision for income taxes attributable to income before income taxes and the amounts that would be expected using the U.S. Federal statutory income tax rate of 35% in 2007, 2006 and 2005 are as follows:



                                                                   2007               2006               2005

At statutory federal income tax rate                             $ 136,312          $  83,027          $  76,287
Dividends received deductions                                       (1,551)              (835)              (721)
Other, net                                                            (675)            (1,289)            (6,559)
                                                           ----------------   ----------------   ----------------
              Total income tax expense                           $ 134,086          $  80,903          $  69,007
                                                           ----------------   ----------------   ----------------


        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2007 and 2006 are as follows:



                                                                                        2007               2006

Deferred income tax assets
    Policy liabilities and reserves                                                      $ 598,525          $ 667,470
    Investments                                                                             50,082                  -
    Other, net                                                                              31,475              6,778
                                                                                  -----------------  -----------------
              Total deferred income tax assets                                             680,082            674,248
                                                                                  -----------------  -----------------
Deferred income tax liabilities
    Investments                                                                                  -            (10,364)
    Present value of future profits of acquired business                                   (10,068)           (11,945)
    Deferred policy acquisition costs and deferred sales inducements                      (537,027)          (507,686)
                                                                                  -----------------  -----------------
              Total deferred income tax liabilities                                       (547,095)          (529,995)
                                                                                  -----------------  -----------------
              Net deferred income tax asset                                              $ 132,987          $ 144,253
                                                                                  -----------------  -----------------


        In assessing the realizability of deferred tax assets, management considers whether it is more likely than not, that some portion or all of the deferred tax assets will not be realized. Based on management's analysis of the realization of deferred tax assets, it is management's opinion that the Company will have sufficient future taxable income to realize all of the deferred tax assets at December 31, 2007 and no valuation allowance is necessary.


        The Company adopted FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), as of January 1, 2007. FIN 48 clarifies the accounting for uncertainty in income taxes in an entity's financial statements pursuant to SFAS Statement No. 109, Accounting for Income Taxes, and provides thresholds for recognizing and measuring benefits of a tax position taken or expected to be taken in a tax return. Consequently, the company recognizes tax benefits only on tax positions where it is "more likely that not" to prevail. There was no effect on the Company's financial statements from adopting FIN 48.


        A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:


Balance at January 1, 2007                                           $  1,257
Additions based on tax positions related to the current year                -
Additions based on tax positions related to prior years                   150
Reductions for tax positions of prior years                                 -
Settlements/Statute expiration                                              -
                                                                  ------------
Balance at December 31, 2007                                         $  1,407
                                                                  ------------


        The Company anticipates it is reasonably possible that the unrecognized benefits will decrease in the range of $500 to $800 by the end of 2008. The Company recognizes interest and/or penalties as a component of tax expense. The Company had approximately $23 and $10 of accrued interest and penalties at December 31, 2007 and 2006, respectively.


        In 2007, the Internal Revenue Service (IRS) commenced an examination of the Company's income tax returns for 2004 through 2006.


11.     Statutory Financial Data and Dividend Restrictions


        The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.


        Generally, the net assets of an Iowa domiciled insurance company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by the Company during any 12-month period, without prior approval of the Iowa insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The Company paid dividends of $43,345, $47,200 and $45,000 in 2007, 2006 and 2005, respectively.
        Dividends payable in 2008 up to approximately $112,000 will not require prior approval of regulatory authorities.


        The statutory net income of the Company for the years ended December 31, 2007, 2006 and 2005, is approximately $112,000, $155,000 and $187,000, respectively, and reported capital and surplus at December 31, 2007, 2006 and 2005, is approximately $1,109,000, $1,020,000 and $965,000, respectively, in accordance with statutory accounting principles.


12.     Operating Leases


        The Company leases certain equipment and office space. Rental expense on operating leases of approximately $4,052, $4,741 and $4,016 were incurred in 2007, 2006 and 2005, respectively. The approximate future minimum lease payments under non-cancellable leases at December 31, 2007, are as follows:


         Year ending December 31,
         2008                                  $ 2,677
         2009                                    2,726
         2010                                    2,319
         2011                                    2,388
         2012                                    2,423
         Thereafter                              6,377
                                          -------------
                                               $18,910
                                          -------------


13.     Employee Benefits Plans


        The Company participates in a noncontributory defined benefit pension plan sponsored by SEI that covers certain full-time employees. Effective December 31, 2004, the plan sponsor approved a plan amendment to freeze the participants' accounts of the noncontributory defined benefit pension plan, which had the effect of establishing each participant's earned accrued benefit as of December 31, 2004. In addition, the participants' benefits shall be payable pursuant to the terms of the Plan to the extent each participant is or becomes 100% vested in such accrued benefits.
        In addition, the Company provides certain postretirement health care and life insurance benefits for eligible active and retired employees through health and welfare benefit plans.


        The following tables summarize the benefit obligations, the funded status and other additional information related to these plans as of December 31, 2007 and 2006. The pension benefits amounts reflect an allocation of the Company's portion of the SEI plans.



                                                                          Pension Benefits                 Other Benefits
                                                                    ------------------------------  ------------------------------
                                                                        2007            2006            2007            2006
Obligation and funded status
Accumulated benefit obligation at December 31                            $ 30,836        $ 31,733        $ 14,490        $ 12,983
Fair value of plan assets at December 31                                   30,488          27,563               -               -
                                                                    --------------  --------------  --------------  --------------
Funded status at December 31                                              $  (348)       $ (4,170)       $(14,490)       $(12,983)
                                                                    --------------  --------------  --------------  --------------
Accrued benefit liability recognized
 in financial statements                                                  $  (348)       $ (4,170)       $(14,490)       $ (9,370)
                                                                    --------------  --------------  --------------  --------------

Changes in liability for benefits recognized in
 accumulated other comprehensive income (loss)
Beginning balance                                                        $ (7,171)       $ (8,174)         $    -          $    -
Net gain arising during the period                                          2,164           1,003               -               -
SFAS Statement No. 158 adoption adjustment                                      -               -          (3,750)              -
                                                                    --------------  --------------  --------------  --------------
Balance at December 31                                                   $ (5,007)       $ (7,171)       $ (3,750)         $    -
                                                                    --------------  --------------  --------------  --------------

Changes in deferred taxes recognized in
 accumulated other comprehensive income (loss)                            $  (752)        $  (351)        $ 1,312          $    -
                                                                    --------------  --------------  --------------  --------------

Actuarial assumptions
Weighted-average assumptions, used to
determine benefit obligations as of
December 31
    Discount rate                                                       6.25%           5.75%           6.25%           5.75%
    Rate of compensation increase                                        N/A             N/A             N/A             N/A

Weighted-average assumptions used
 to determine net costs
 as of December 31
    Discount rate                                                       5.50%           5.50%           5.75%           5.50%
    Expected return on plan assets                                      7.50%           7.50%            N/A             N/A
    Rate of compensation increase                                        N/A             N/A             N/A             N/A



                                                       Pension Benefits                         Other Benefits
                                            -------------------------------------   -------------------------------------
                                               2007         2006         2005          2007         2006         2005

Additional information
Net periodic benefit (income) costs             $ (426)      $ (243)      $ (508)      $ 1,778      $ 1,543      $ 1,188
Employer contributions                           1,231        2,591            -           397          300          295
Employee contributions                               -            -            -           106          107          114
Benefit payments                                   444          322          311           503          407          409


        For measurement purposes, a 9% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2007. The rate was assumed to decrease gradually to 4.50% in 2013, and remain at that level thereafter.


        The measurement date for the plan was December 31, 2007.


        For 2007, the weighted average expected long-term rate of return on assets was 7.50%. In developing this assumption, the plan sponsor evaluated input from its third party pension plan asset managers, including their review of asset class return expectations and long-term inflation assumptions. The plan sponsor also considered its historical average return, which was in line with the expected long-term rate of return assumption for 2007.


        The defined benefit pension plan asset allocation as of the measurement date and target asset allocation, presented as a percentage of total plan assets, were as follows:



                                                      2007           Target           2006           Target

Fixed income and other securities                          58%              64%             61%             55%
Equity and equity correlated assets                        41%              34%             26%             45%
Other, including cash                                       1%               2%             13%              0%
                                                  -------------   --------------  --------------  --------------

              Total                                       100%             100%            100%            100%
                                                  -------------   --------------  --------------  --------------


        It is the plan sponsor's policy to invest pension plan assets in a diversified portfolio consisting of an array of assets matching the target asset allocations above. The investment risk of the assets is limited by appropriate diversification both within and between asset classes. The assets are managed with a view to ensuring that sufficient liquidity will be available to meet the expected cash flow requirements of the plan.


        The Company expects to contribute $0 to the pension plan in 2008.


        The following estimated future benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:



                                            Pension          Other
                                            Benefits         Benefits

        Year ending December 31,
        2008                                 $  514          $  657
        2009                                    609             686
        2010                                    719             740
        2011                                    863             792
        2012                                  1,048             852
        2013-2017                             7,861           5,503



        In September 2006, the FASB issued SFAS No. 158, Employers Accounting for Defined Benefit and Other Retirement Plans-an amendment of FASB Statements Nos. 87, 88, 106 and 132 (R) ("SFAS 158"). SFAS 158 requires employers to recognize the overfunded or underfunded status of defined benefit pension and other postretirement benefit plans as an asset or liability in its financial statements, measured as the difference between the fair value of plan assets and the projected benefit obligation as of the end of our fiscal year end. SFAS 158 also requires employers to recognize changes in the funded status of defined benefit pension and other post retirement plans in the year in which the changes occur through other accumulated comprehensive income. This portion of SFAS 158 was effective for fiscal years ending after December 15, 2007 and was adopted by the Company in 2007. In addition, SFAS 158 also requires measurement of plan assets and benefit obligations as of the end of the employer's fiscal year beginning with fiscal years ending after December 15, 2008. The Company does not anticipate a material impact to its consolidated financial statements due to this subsequent SFAS 158 implementation issue.


        The incremental effects of applying this Statement on the individual line items of the Company's consolidated balance sheet as of December 31, 2007 are as follows:


                                                             Balance Before                                Balance After
                                                               adoption of                                  adoption of
                                                                SFAS 158              Adjustments             SFAS 158

Federal Income tax asset                                     $   156,255            $    1,312             $   157,567
Other liabilities                                            $   348,864            $    3,750             $   352,614
Accumulated other comprehensive income                       $   (53,102)           $    (2,438)           $   (55,540)


        The Company also participates in a noncontributory Employee Stock Ownership Plan ("ESOP"), which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The contributions to the ESOP for 2007, 2006 and 2005 were $6,119, $6,634 and $4,690, respectively. The expense for 2007, 2006 and 2005 was $8,397, $6,026 and $7,039, respectively. All contributions to the ESOP are held in trust.


        Impact of Medicare Modernization Act on Postretirement Benefits FASB Staff Position ("FSP") FAS 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2004 ("FSP FAS 106-2") provides guidance on accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Modernization Act"). The Modernization Act provides, among other things, a federal subsidy to plan sponsors who maintain postretirement health care plans that provide prescription drug benefits and meet certain equivalency criteria.


        The Company has determined that, for the majority of the plan participants, the drug benefits provided by its existing postretirement health plan are actuarially equivalent to the new Medicare benefit, and as a result the Company is eligible for the government subsidy. Accordingly, the plan's accumulated postretirement benefit obligation was reduced upon the adoption of this new guidance in 2005. This reduction was treated as a deferred experience gain, which will be amortized as a reduction of net periodic postretirement cost over the average remaining service period of participating employees expected to receive benefits under the plan. For the year ended December 31, 2007 and 2006, the gains produced by recognition of the Modernization Act reduced net periodic postretirement cost by approximately $228 and $227, respectively.


14.     Other Related Party Transactions

        The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefits and management services. The Company was charged $12,034, $11,040 and $9,600 in 2007, 2006 and 2005, respectively, related to these contracts.

        The Company pays investment management fees to an affiliate, The Guggenheim Group, L.L.C. The Company was charged $19,900, $21,247 and $23,195 in 2007, 2006 and 2005, respectively. The fee is calculated based on the average fair value of invested assets under management times a contractual rate.

        The Company provided certain administrative services to North American and NANY for which it was reimbursed $11,121, $5,683 and $10,408 in 2007, 2006 and 2005, respectively, for the costs incurred to render such services.

        The Company pays sales commissions to Sammons Securities, Inc. ("SSI"), a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds and other fixed annuity product sales. The Company incurred commissions of approximately $1,338, $1,035 and $651 in 2007, 2006 and 2005,
        respectively, related to SSI sales.

        The Company holds a mortgage loan on the property of an indirect affiliate, The Grove Park Inn. The balance of the loan was $29,524 and $30,787 as December 31, 2007 and 2006, respectively. The Company earned interest income on the loan of $1,971, $2,050 and $2,124 in 2007, 2006, and 2005, respectively.

15.     Commitments and Contingencies

        The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in aggregate, will not materially affect the Company's financial position or results of operations.

        At December 31, 2007, the Company had outstanding capital commitments to limited partnerships of $114,499.

        The Company makes funding commitments to various private placement bond issuers. As of December 31, 2007, the Company had $79,755 of outstanding private placement bond funding commitments.

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

        In 2006, the Company began the process of constructing a new home office building for the insurance operations conducted in Sioux Falls, South Dakota. Land purchases and payments for construction were made through 2007 for $6,564, which were capitalized and recognized as a component of other receivables and other assets. Construction of the building commenced in 2007. The total estimated cost of the project is projected to be approximately $27,000.

Midland National Life
Insurance Company
Separate Account C
Financial Statements
December 31, 2007 and 2006

Midland National Life Insurance Company
Separate Account C
Index
--------------------------------------------------------------------------------


                                                                         Page(s)


Report of Independent Registered Public Accounting Firm........................1


Financial Statements


Statements of Assets and Liabilities, Operations and
Changes in Net Assets......................................................2-147


Notes to Financial Statements............................................148-170

PricewaterhouseCoopers LLP
One North Wacker
Chicago, IL 60606
Telephone (312) 298 2000
Facsimile (312) 298 2001
www.pwc.com





                Report of Independent Registered Public Accounting Firm



The Board of Directors and Stockholder of
Midland National Life Insurance Company and
Policyholders of the Midland National Life Insurance
Company Separate Account C



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations, changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the Midland National Life Insurance Company Separate Account C (which includes the Fidelity Variable Insurance Products Fund I, the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund III, the American Century Variable Portfolios, Inc., the MFS Variable Insurance Trust, the Lord Abbett Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the AIM Variable Insurance Funds, the LEVCO Series Trust, the J.P. Morgan Series Trust II, the Rydex Variable Trust, the ProFunds VP, the Van Eck Worldwide Insurance Trust, the Janus Aspen Series, the PIMCO Variable Insurance Trust, the Goldman Sachs Variable Insurance Trust, the Neuberger Berman Advisers Management Trust, the Premier VIT, the Credit Suisse Trust, the Dreyfus Variable Investment Fund, the Direxion Insurance Trust, the Van Kampen Life Investment Trust, the Van Kampen Universal Institutional Funds and the Northern Lights Variable Trust subaccount thereof) at December 31, 2007, and the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period ended December 31, 2007, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. Those financial statements and financial highlights are the responsibility of Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned as of December 31, 2007 with the custodian, provide a reasonable basis for our opinion.


/s/


April 22, 2008

Midland National Life Insurance Company
Separate Account C
Accumulated Total for All Portfolios
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                     Statement of Operations
December 31, 2007                                       Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                             Investment Income:
     (cost $503,846,175)                $ 529,928,621       Dividend income                        $  10,761,820
                                                            Capital gains distributions               27,444,426
                                                                                                   --------------
Liabilities                                         -
                                        --------------
                                                                                                      38,206,246
                                                                                                   --------------
Net Assets                              $ 529,928,621   Expenses:
                                        --------------
                                                            Administrative expense                       347,337
                                                            Mortality and expense risk                 7,331,276
                                                            Contract maintenance charge                  146,636
                                                                                                   --------------
                                                                                                       7,825,249
                                                                                                   --------------
                                                        Net investment income                         30,380,997

                                                        Realized and unrealized gains
                                                         (losses) on investments:
                                                            Net realized gains on investments         20,531,027
                                                            Net unrealized depreciation on
                                                             investments                             (16,533,381)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                         operations                                 $ 34,378,643
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                        2007           2006

Net assets at beginning of year                                                     $ 418,669,891   $304,926,372

Net increase in net assets resulting from operations                                   34,378,643     39,390,649

Capital shares transactions
   Net premiums                                                                       134,331,230    118,354,185
   Transfers of policy loans                                                              122,948        (35,257)
   Transfers of surrenders                                                            (38,548,381)   (31,195,543)
   Transfers of death benefits                                                         (6,366,545)    (2,730,685)
   Transfers of other terminations                                                    (13,617,270)    (9,739,600)
   Interfund and net transfers to general account                                         958,105       (300,230)
                                                                                    -------------- --------------

     Net increase in net assets from capital share transactions                        76,880,087     74,352,870
                                                                                    -------------- --------------

Total increase in net assets                                                          111,258,730    113,743,519
                                                                                    -------------- --------------

Net assets at end of year                                                           $ 529,928,621  $ 418,669,891
                                                                                    -------------- --------------




       The accompanying notes are an integral part of these financial statements.

                                       2


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Money Market Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     23,737,231 shares (cost $23,737,231)    $  23,737,231       Dividend income                          $  1,085,728
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             1,085,728
                                                                                                         --------------
Net Assets                                   $  23,737,231   Expenses:
                                             --------------
                                                                 Administrative expense                         11,658
                                                                 Mortality and expense risk                    303,423
                                                                 Contract maintenance charge                     3,575
                                                                                                         --------------
                                                                                                               318,656
                                                                                                         --------------
                                                             Net investment income                             767,072

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                   -
                                                                 Net unrealized depreciation on
                                                                  investments                                        -
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $   767,072
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  14,116,225    $   11,197,198

Net increase in net assets resulting from operations                                          767,072          438,320

Capital shares transactions
   Net premiums                                                                            10,329,369       10,770,068
   Transfers of policy loans                                                                   67,648             (114)
   Transfers of surrenders                                                                 (4,148,743)      (3,483,092)
   Transfers of death benefits                                                               (129,390)         (67,215)
   Transfers of other terminations                                                           (874,610)        (692,689)
   Interfund and net transfers to general account                                           3,609,660       (4,046,251)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             8,853,934        2,480,707
                                                                                        --------------   --------------

Total increase in net assets                                                                9,621,006        2,919,027
                                                                                        --------------   --------------

Net assets at end of year                                                               $  23,737,231    $  14,116,225
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       3


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I High Income Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,151,889 shares (cost $7,340,315)      $   6,821,157       Dividend income                           $   569,802
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               569,802
                                                                                                         --------------
Net Assets                                   $   6,821,157   Expenses:
                                             --------------
                                                                 Administrative expense                          6,288
                                                                 Mortality and expense risk                    149,200
                                                                 Contract maintenance charge                     2,013
                                                                                                         --------------
                                                                                                               157,501
                                                                                                         --------------
                                                             Net investment income                             412,301

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              15,055
                                                                 Net unrealized depreciation on
                                                                  investments                                 (222,804)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $   204,552
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  11,094,651     $  7,633,404

Net increase in net assets resulting from operations                                          204,552          857,640

Capital shares transactions
   Net premiums                                                                             1,358,012        2,241,764
   Transfers of policy loans                                                                    1,578             (287)
   Transfers of surrenders                                                                   (922,805)        (655,881)
   Transfers of death benefits                                                                (45,692)         (88,037)
   Transfers of other terminations                                                           (369,590)        (278,177)
   Interfund and net transfers to general account                                          (4,499,549)       1,384,225
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                 (4,478,046)       2,603,607
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                    (4,273,494)       3,461,247
                                                                                        --------------   --------------

Net assets at end of year                                                               $   6,821,157    $  11,094,651
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       4


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     876,109 shares (cost $22,076,217)       $  20,839,681       Dividend income                          $    385,414
                                                                 Capital gains distributions                 1,779,199
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             2,164,613
                                                                                                         --------------
Net Assets                                   $  20,839,681   Expenses:
                                             --------------
                                                                 Administrative expense                         25,448
                                                                 Mortality and expense risk                    297,400
                                                                 Contract maintenance charge                    12,524
                                                                                                         --------------
                                                                                                               335,372
                                                                                                         --------------
                                                             Net investment income                           1,829,241

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments           1,751,226
                                                                 Net unrealized depreciation on
                                                                  investments                               (3,523,158)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    57,309
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  21,533,997    $  19,079,671

Net increase in net assets resulting from operations                                           57,309        3,485,248

Capital shares transactions
   Net premiums                                                                             3,349,881        2,809,379
   Transfers of policy loans                                                                   11,871            7,869
   Transfers of surrenders                                                                 (2,748,092)      (3,509,154)
   Transfers of death benefits                                                                (94,357)        (476,860)
   Transfers of other terminations                                                           (684,042)        (624,610)
   Interfund and net transfers to general account                                            (586,886)         762,454
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (751,625)      (1,030,922)
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                      (694,316)       2,454,326
                                                                                        --------------   --------------

Net assets at end of year                                                               $  20,839,681    $  21,533,997
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       5


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Growth Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     430,040 shares (cost $14,408,999)       $  19,372,697       Dividend income                          $    135,929
                                                                 Capital gains distributions                    15,406
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               151,335
                                                                                                         --------------
Net Assets                                   $  19,372,697   Expenses:
                                             --------------
                                                                 Administrative expense                         23,679
                                                                 Mortality and expense risk                    227,670
                                                                 Contract maintenance charge                    19,211
                                                                                                         --------------
                                                                                                               270,560
                                                                                                         --------------
                                                             Net investment loss                              (119,225)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments           1,667,868
                                                                 Net unrealized appreciation on
                                                                  investments                                2,399,427
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $  3,948,070
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  16,227,378    $  19,624,890

Net increase in net assets resulting from operations                                        3,948,070          904,893

Capital shares transactions
   Net premiums                                                                               627,208          600,189
   Transfers of policy loans                                                                   21,548           (4,333)
   Transfers of surrenders                                                                 (2,536,422)      (3,364,874)
   Transfers of death benefits                                                                (73,882)        (328,347)
   Transfers of other terminations                                                           (505,050)        (366,799)
   Interfund and net transfers to general account                                           1,663,847         (838,241)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (802,751)      (4,302,405)
                                                                                        --------------   --------------

Total increase (decrease) in net assets                                                     3,145,319       (3,397,512)
                                                                                        --------------   --------------

Net assets at end of year                                                               $  19,372,697    $  16,227,378
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       6


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Overseas Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     621,877 shares (cost $13,865,996)       $  15,664,550       Dividend income                           $   429,057
                                                                 Capital gains distributions                   823,025
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             1,252,082
                                                                                                         --------------
Net Assets                                   $  15,664,550   Expenses:
                                             --------------
                                                                 Administrative expense                         10,642
                                                                 Mortality and expense risk                    201,279
                                                                 Contract maintenance charge                     4,216
                                                                                                         --------------
                                                                                                               216,137
                                                                                                         --------------
                                                             Net investment income                           1,035,945

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments           1,692,229
                                                                 Net unrealized depreciation on
                                                                  investments                                 (776,663)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                 $   1,951,511
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  11,507,143     $  6,875,690

Net increase in net assets resulting from operations                                        1,951,511        1,401,945

Capital shares transactions
   Net premiums                                                                             2,731,646        3,578,132
   Transfers of policy loans                                                                    4,512           (3,744)
   Transfers of surrenders                                                                   (871,106)        (501,773)
   Transfers of death benefits                                                                (16,094)          (6,150)
   Transfers of other terminations                                                           (350,682)        (219,162)
   Interfund and net transfers to general account                                             707,620          382,205
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             2,205,896        3,229,508
                                                                                        --------------   --------------

Total increase in net assets                                                                4,157,407        4,631,453
                                                                                        --------------   --------------

Net assets at end of year                                                               $  15,664,550    $  11,507,143
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       7


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Mid Cap Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     376,886 shares (cost $12,447,149)       $  13,552,658       Dividend income                           $    98,290
                                                                 Capital gains distributions                 1,119,459
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             1,217,749
                                                                                                         --------------
Net Assets                                   $  13,552,658   Expenses:
                                             --------------
                                                                 Administrative expense                         14,154
                                                                 Mortality and expense risk                    179,713
                                                                 Contract maintenance charge                     5,057
                                                                                                         --------------
                                                                                                               198,924
                                                                                                         --------------
                                                             Net investment income                           1,018,825

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments           1,089,222
                                                                 Net unrealized depreciation on
                                                                  investments                                 (428,295)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $  1,679,752
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  11,741,995    $  10,562,367

Net increase in net assets resulting from operations                                        1,679,752        1,113,199

Capital shares transactions
   Net premiums                                                                             2,073,356        2,030,645
   Transfers of policy loans                                                                      (14)           5,752
   Transfers of surrenders                                                                   (799,825)        (915,020)
   Transfers of death benefits                                                                 (3,879)         (59,053)
   Transfers of other terminations                                                           (324,812)        (313,328)
   Interfund and net transfers to general account                                            (813,915)        (682,567)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               130,911           66,429
                                                                                        --------------   --------------

Total increase in net assets                                                                1,810,663        1,179,628
                                                                                        --------------   --------------

Net assets at end of year                                                               $  13,552,658    $  11,741,995
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       8


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     203,877 shares (cost $2,837,131)        $   3,373,611       Dividend income                          $    213,660
                                                                 Capital gains distributions                   104,642
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               318,302
                                                                                                         --------------
Net Assets                                   $   3,373,611   Expenses:
                                             --------------
                                                                 Administrative expense                          4,917
                                                                 Mortality and expense risk                     45,196
                                                                 Contract maintenance charge                     3,306
                                                                                                         --------------
                                                                                                                53,419
                                                                                                         --------------
                                                             Net investment income                             264,883

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             116,459
                                                                 Net unrealized appreciation on
                                                                  investments                                   64,030
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $   445,372
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  3,709,259     $  4,256,029

Net increase in net assets resulting from operations                                          445,372          213,972

Capital shares transactions
   Net premiums                                                                                89,917          128,245
   Transfers of policy loans                                                                   10,878           (4,047)
   Transfers of surrenders                                                                   (642,547)        (552,662)
   Transfers of death benefits                                                                (28,607)          (8,922)
   Transfers of other terminations                                                           (211,152)        (159,033)
   Interfund and net transfers to general account                                                 491         (164,323)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (781,020)        (760,742)
                                                                                        --------------   --------------

Total decrease in net assets                                                                 (335,648)        (546,770)
                                                                                        --------------   --------------

Net assets at end of year                                                               $   3,373,611     $  3,709,259
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       9


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     648,879 shares (cost $8,214,008)         $  8,235,997       Dividend income                           $   303,303
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               303,303
                                                                                                         --------------
Net Assets                                    $  8,235,997   Expenses:
                                             --------------
                                                                 Administrative expense                          9,066
                                                                 Mortality and expense risk                    101,303
                                                                 Contract maintenance charge                     3,861
                                                                                                         --------------
                                                                                                               114,230
                                                                                                         --------------
                                                             Net investment income                             189,073

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments            (84,776)
                                                                 Net unrealized appreciation on
                                                                  investments                                  106,906
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    211,203
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  7,301,026     $  7,493,318

Net increase in net assets resulting from operations                                          211,203          199,803

Capital shares transactions
   Net premiums                                                                             1,124,430          844,891
   Transfers of policy loans                                                                    4,026           (3,338)
   Transfers of surrenders                                                                   (663,987)        (816,712)
   Transfers of death benefits                                                                (17,300)         (46,267)
   Transfers of other terminations                                                           (232,685)        (263,249)
   Interfund and net transfers to general account                                             509,284         (107,420)
                                                                                        --------------   --------------

     Net increase (decrease) in net assets from capital share transactions                    723,768         (392,095)
                                                                                        --------------   --------------

Total increase (decrease) in net assets                                                       934,971         (192,292)
                                                                                        --------------   --------------

Net assets at end of year                                                                $  8,235,997     $  7,301,026
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       10


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     229,440 shares (cost $32,207,965)       $  37,472,471       Dividend income                          $  1,305,875
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             1,305,875
                                                                                                         --------------
Net Assets                                   $  37,472,471   Expenses:
                                             --------------
                                                                 Administrative expense                         34,667
                                                                 Mortality and expense risk                    560,353
                                                                 Contract maintenance charge                    20,057
                                                                                                         --------------
                                                                                                               615,077
                                                                                                         --------------
                                                             Net investment income                             690,798

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments           2,069,509
                                                                 Net unrealized depreciation on
                                                                  investments                               (1,321,238)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $  1,439,069
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  38,168,761     $ 30,237,864

Net increase in net assets resulting from operations                                        1,439,069        4,508,090

Capital shares transactions
   Net premiums                                                                             5,209,856        7,852,534
   Transfers of policy loans                                                                   (5,388)             287
   Transfers of surrenders                                                                 (4,339,500)      (3,087,451)
   Transfers of death benefits                                                               (187,903)        (318,090)
   Transfers of other terminations                                                         (1,072,168)        (832,018)
   Interfund and net transfers to general account                                          (1,740,256)        (192,455)
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                 (2,135,359)       3,422,807
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                      (696,290)       7,930,897
                                                                                        --------------   --------------

Net assets at end of year                                                               $  37,472,471    $  38,168,761
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       11


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,318,599 shares (cost $38,002,875)      $ 36,545,523       Dividend income                          $    300,713
                                                                 Capital gains distributions                 8,842,460
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             9,143,173
                                                                                                         --------------
Net Assets                                    $ 36,545,523   Expenses:
                                             --------------
                                                                 Administrative expense                         35,912
                                                                 Mortality and expense risk                    478,020
                                                                 Contract maintenance charge                    18,361
                                                                                                         --------------
                                                                                                               532,293
                                                                                                         --------------
                                                             Net investment income                           8,610,880

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments           3,569,019
                                                                 Net unrealized depreciation on
                                                                  investments                               (7,031,568)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                 $   5,148,331
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  34,707,617    $  29,711,825

Net increase in net assets resulting from operations                                        5,148,331        3,125,063

Capital shares transactions
   Net premiums                                                                             3,902,343        6,054,526
   Transfers of policy loans                                                                   (5,415)          (4,425)
   Transfers of surrenders                                                                 (3,178,370)      (2,940,079)
   Transfers of death benefits                                                               (196,703)         (78,675)
   Transfers of other terminations                                                           (816,954)        (716,296)
   Interfund and net transfers to general account                                          (3,015,326)        (444,322)
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                 (3,310,425)       1,870,729
                                                                                        --------------   --------------

Total increase in net assets                                                                1,837,906        4,995,792
                                                                                        --------------   --------------

Net assets at end of year                                                                $ 36,545,523    $  34,707,617
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       12


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     127,462 shares (cost $1,549,772)         $  1,973,554       Dividend income                           $    82,036
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                82,036
                                                                                                         --------------
Net Assets                                    $  1,973,554   Expenses:
                                             --------------
                                                                 Administrative expense                          2,731
                                                                 Mortality and expense risk                     24,784
                                                                 Contract maintenance charge                     2,069
                                                                                                         --------------
                                                                                                                29,584
                                                                                                         --------------
                                                             Net investment income                              52,452

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments              70,751
                                                                 Net unrealized appreciation on
                                                                  investments                                  182,036
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $   305,239
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  1,982,332     $  2,472,510

Net increase in net assets resulting from operations                                          305,239          116,032

Capital shares transactions
   Net premiums                                                                               124,102           56,724
   Transfers of policy loans                                                                      211            1,436
   Transfers of surrenders                                                                   (353,486)        (453,888)
   Transfers of death benefits                                                                 (3,655)         (26,745)
   Transfers of other terminations                                                            (78,712)         (98,807)
   Interfund and net transfers to general account                                              (2,477)         (84,930)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (314,017)        (606,210)
                                                                                        --------------   --------------

Total decrease in net assets                                                                   (8,778)        (490,178)
                                                                                        --------------   --------------

Net assets at end of year                                                                $  1,973,554     $  1,982,332
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       13


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Balanced Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     355,727 shares (cost $5,149,525)         $  5,600,880       Dividend income                          $    173,680
                                                                 Capital gains distributions                   202,661
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               376,341
                                                                                                         --------------
Net Assets                                    $  5,600,880   Expenses:
                                             --------------
                                                                 Administrative expense                          5,741
                                                                 Mortality and expense risk                     74,929
                                                                 Contract maintenance charge                     2,154
                                                                                                         --------------
                                                                                                                82,824
                                                                                                         --------------
                                                             Net investment income                             293,517

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments             265,628
                                                                 Net unrealized depreciation on
                                                                  investments                                 (165,899)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $   393,246
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  5,186,380     $  4,240,580

Net increase in net assets resulting from operations                                          393,246          458,764

Capital shares transactions
   Net premiums                                                                               981,297          651,182
   Transfers of policy loans                                                                    3,413            3,656
   Transfers of surrenders                                                                   (858,346)        (266,055)
   Transfers of death benefits                                                                (41,927)         (89,098)
   Transfers of other terminations                                                           (198,500)        (207,322)
   Interfund and net transfers to general account                                             135,317          394,673
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                                21,254          487,036
                                                                                        --------------   --------------

Total increase in net assets                                                                  414,500          945,800
                                                                                        --------------   --------------

Net assets at end of year                                                                $  5,600,880     $  5,186,380
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       14


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     294,394 shares (cost $3,880,667)         $  4,995,965       Dividend income                           $    92,919
                                                                 Capital gains distributions                   221,409
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               314,328
                                                                                                         --------------
Net Assets                                    $  4,995,965   Expenses:
                                             --------------
                                                                 Administrative expense                          6,931
                                                                 Mortality and expense risk                     69,998
                                                                 Contract maintenance charge                     4,709
                                                                                                         --------------
                                                                                                                81,638
                                                                                                         --------------
                                                             Net investment income                             232,690

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             227,454
                                                                 Net unrealized appreciation on
                                                                  investments                                   61,871
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    522,015
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  5,359,635     $  5,679,533

Net increase in net assets resulting from operations                                          522,015          612,903

Capital shares transactions
   Net premiums                                                                               134,224          241,901
   Transfers of policy loans                                                                    1,884            1,786
   Transfers of surrenders                                                                   (666,499)        (807,187)
   Transfers of death benefits                                                                (15,952)        (286,248)
   Transfers of other terminations                                                           (173,563)        (145,438)
   Interfund and net transfers to general account                                            (165,779)          62,385
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (885,685)        (932,801)
                                                                                        --------------   --------------

Total decrease in net assets                                                                 (363,670)        (319,898)
                                                                                        --------------   --------------

Net assets at end of year                                                                $  4,995,965     $  5,359,635
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       15


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     135,184 shares (cost $2,226,150)         $  3,021,779       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                    $  3,021,779   Expenses:
                                             --------------
                                                                 Administrative expense                          4,137
                                                                 Mortality and expense risk                     38,809
                                                                 Contract maintenance charge                     3,136
                                                                                                         --------------
                                                                                                                46,082
                                                                                                         --------------
                                                             Net investment loss                               (46,082)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments             (5,624)
                                                                 Net unrealized appreciation on
                                                                  investments                                  527,222
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    475,516
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  2,714,338     $  3,163,766

Net increase in net assets resulting from operations                                          475,516           96,747

Capital shares transactions
   Net premiums                                                                                65,647           46,277
   Transfers of policy loans                                                                    6,954           (2,314)
   Transfers of surrenders                                                                   (398,530)        (312,876)
   Transfers of death benefits                                                                (31,016)         (27,921)
   Transfers of other terminations                                                            (75,465)         (88,256)
   Interfund and net transfers to general account                                             264,335         (161,085)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (168,075)        (546,175)
                                                                                        --------------   --------------

Total increase (decrease) in net assets                                                       307,441         (449,428)
                                                                                        --------------   --------------

Net assets at end of year                                                                $  3,021,779     $  2,714,338
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       16


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Value Strategies Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     29,340 shares (cost $391,612)             $   370,267       Dividend income                          $      6,115
                                                                 Capital gains distributions                   158,833
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               164,948
                                                                                                         --------------
Net Assets                                     $   370,267   Expenses:
                                             --------------
                                                                 Administrative expense                            171
                                                                 Mortality and expense risk                     14,334
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                14,505
                                                                                                         --------------
                                                             Net investment income                             150,443

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments            (16,308)
                                                                 Net unrealized depreciation on
                                                                  investments                                  (29,445)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    104,690
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    180,357     $    131,147

Net increase in net assets resulting from operations                                          104,690           24,963

Capital shares transactions
   Net premiums                                                                               251,812           68,102
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                     (2,261)          (6,148)
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                            (22,228)          (3,198)
   Interfund and net transfers to general account                                            (142,103)         (34,509)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                                85,220           24,247
                                                                                        --------------   --------------

Total increase in net assets                                                                  189,910           49,210
                                                                                        --------------   --------------

Net assets at end of year                                                                 $   370,267     $    180,357
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       17


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Balanced Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     399,197 shares (cost $2,810,036)        $   2,926,118       Dividend income                           $    56,792
                                                                 Capital gains distributions                   138,274
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               195,066
                                                                                                         --------------
Net Assets                                   $   2,926,118   Expenses:
                                             --------------
                                                                 Administrative expense                          2,044
                                                                 Mortality and expense risk                     40,781
                                                                 Contract maintenance charge                       769
                                                                                                         --------------
                                                                                                                43,594
                                                                                                         --------------
                                                             Net investment income                             151,472

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              73,652
                                                                 Net unrealized depreciation on
                                                                  investments                                 (132,197)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    92,927
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  2,721,274     $  2,280,885

Net increase in net assets resulting from operations                                           92,927          191,205

Capital shares transactions
   Net premiums                                                                               391,617          524,527
   Transfers of policy loans                                                                      187             (932)
   Transfers of surrenders                                                                   (223,185)        (142,175)
   Transfers of death benefits                                                                (13,668)         (47,342)
   Transfers of other terminations                                                            (86,817)         (95,531)
   Interfund and net transfers to general account                                              43,783           10,637
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               111,917          249,184
                                                                                        --------------   --------------

Total increase in net assets                                                                  204,844          440,389
                                                                                        --------------   --------------

Net assets at end of year                                                               $   2,926,118     $  2,721,274
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       18


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Capital Appreciation Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     522,380 shares (cost $7,054,304)         $  8,347,632       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                    $  8,347,632   Expenses:
                                             --------------
                                                                 Administrative expense                          4,052
                                                                 Mortality and expense risk                     65,296
                                                                 Contract maintenance charge                     1,993
                                                                                                         --------------
                                                                                                                71,341
                                                                                                         --------------
                                                             Net investment loss                               (71,341)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             847,373
                                                                 Net unrealized appreciation on
                                                                  investments                                  617,319
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                 $   1,393,351
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  2,790,968     $  2,250,330

Net increase in net assets resulting from operations                                        1,393,351          348,300

Capital shares transactions
   Net premiums                                                                               918,861          400,279
   Transfers of policy loans                                                                    4,789            2,545
   Transfers of surrenders                                                                   (364,429)        (153,452)
   Transfers of death benefits                                                                (27,567)         (21,249)
   Transfers of other terminations                                                           (207,165)         (73,022)
   Interfund and net transfers to general account                                           3,838,824           37,237
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             4,163,313          192,338
                                                                                        --------------   --------------

Total increase in net assets                                                                5,556,664          540,638
                                                                                        --------------   --------------

Net assets at end of year                                                                $  8,347,632     $  2,790,968
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       19


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. International Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,721,957 shares (cost $15,799,687)      $ 20,396,600       Dividend income                          $    114,704
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               114,704
                                                                                                         --------------
Net Assets                                    $ 20,396,600   Expenses:
                                             --------------
                                                                 Administrative expense                         11,874
                                                                 Mortality and expense risk                    310,545
                                                                 Contract maintenance charge                     3,343
                                                                                                         --------------
                                                                                                               325,762
                                                                                                         --------------
                                                             Net investment loss                              (211,058)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments           3,346,996
                                                                 Net unrealized depreciation on
                                                                  investments                                 (225,943)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $  2,909,995
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  19,319,478    $  14,670,145

Net increase in net assets resulting from operations                                        2,909,995        3,558,605

Capital shares transactions
   Net premiums                                                                             1,289,904        3,526,587
   Transfers of policy loans                                                                    1,664           (4,723)
   Transfers of surrenders                                                                 (1,787,293)        (470,604)
   Transfers of death benefits                                                               (241,643)         (53,708)
   Transfers of other terminations                                                           (671,900)        (497,192)
   Interfund and net transfers to general account                                            (423,605)      (1,409,632)
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                 (1,832,873)       1,090,728
                                                                                        --------------   --------------

Total increase in net assets                                                                1,077,122        4,649,333
                                                                                        --------------   --------------

Net assets at end of year                                                                $ 20,396,600    $  19,319,478
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       20


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Value Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     2,729,285 shares (cost $21,892,026)      $ 20,368,762       Dividend income                           $   329,396
                                                                 Capital gains distributions                 1,822,512
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             2,151,908
                                                                                                         --------------
Net Assets                                    $ 20,368,762   Expenses:
                                             --------------
                                                                 Administrative expense                         15,528
                                                                 Mortality and expense risk                    341,321
                                                                 Contract maintenance charge                     4,393
                                                                                                         --------------
                                                                                                               361,242
                                                                                                         --------------
                                                             Net investment income                           1,790,666

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments             359,619
                                                                 Net unrealized depreciation on
                                                                  investments                               (3,610,942)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                 $  (1,460,657)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  22,186,291    $  15,891,584

Net (decrease) increase in net assets resulting from operations                            (1,460,657)       3,033,401

Capital shares transactions
   Net premiums                                                                             2,685,251        5,255,755
   Transfers of policy loans                                                                    6,777           (7,865)
   Transfers of surrenders                                                                 (1,709,344)      (1,012,525)
   Transfers of death benefits                                                               (122,384)        (111,336)
   Transfers of other terminations                                                           (643,749)        (571,702)
   Interfund and net transfers to general account                                            (573,423)        (291,021)
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                   (356,872)       3,261,306
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                    (1,817,529)       6,294,707
                                                                                        --------------   --------------

Net assets at end of year                                                                $ 20,368,762    $  22,186,291
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       21


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Income and Growth Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     236,331 shares (cost $1,731,250)         $  1,998,046       Dividend income                           $    37,749
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                37,749
                                                                                                         --------------
Net Assets                                    $  1,998,046   Expenses:
                                             --------------
                                                                 Administrative expense                          2,776
                                                                 Mortality and expense risk                     31,205
                                                                 Contract maintenance charge                     1,304
                                                                                                         --------------
                                                                                                                35,285
                                                                                                         --------------
                                                             Net investment income                               2,464

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments             183,736
                                                                 Net unrealized depreciation on
                                                                  investments                                 (213,899)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (27,699)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  2,183,446     $  1,976,669

Net (decrease) increase in net assets resulting from operations                               (27,699)         285,363

Capital shares transactions
   Net premiums                                                                               194,727          256,251
   Transfers of policy loans                                                                    2,116           (7,429)
   Transfers of surrenders                                                                   (287,129)        (126,280)
   Transfers of death benefits                                                                      -           (5,262)
   Transfers of other terminations                                                            (63,255)         (50,936)
   Interfund and net transfers to general account                                              (4,160)        (144,930)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (157,701)         (78,586)
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                      (185,400)         206,777
                                                                                        --------------   --------------

Net assets at end of year                                                                $  1,998,046     $  2,183,446
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       22


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Inflation Protection Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     720,515 shares (cost $7,305,744)         $  7,601,435       Dividend income                           $   278,234
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               278,234
                                                                                                         --------------
Net Assets                                    $  7,601,435   Expenses:
                                             --------------
                                                                 Administrative expense                          1,283
                                                                 Mortality and expense risk                     92,209
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                93,492
                                                                                                         --------------
                                                             Net investment income                             184,742

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments              21,484
                                                                 Net unrealized appreciation on
                                                                  investments                                  310,846
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    517,072
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  4,238,722      $    77,284

Net increase in net assets resulting from operations                                          517,072           12,354

Capital shares transactions
   Net premiums                                                                             2,518,485        3,774,877
   Transfers of policy loans                                                                   (1,295)            (391)
   Transfers of surrenders                                                                    (56,091)         (20,060)
   Transfers of death benefits                                                                (13,300)            (624)
   Transfers of other terminations                                                           (129,963)         (38,136)
   Interfund and net transfers to general account                                             527,805          433,418
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             2,845,641        4,149,084
                                                                                        --------------   --------------

Total increase in net assets                                                                3,362,713        4,161,438
                                                                                        --------------   --------------

Net assets at end of year                                                                $  7,601,435     $  4,238,722
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       23


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Large Company Value Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     62,289 shares (cost $803,559)            $    799,171       Dividend income                           $     4,092
                                                                 Capital gains distributions                     1,008
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 5,100
                                                                                                         --------------
Net Assets                                    $    799,171   Expenses:
                                             --------------
                                                                 Administrative expense                             72
                                                                 Mortality and expense risk                     15,852
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                15,924
                                                                                                         --------------
                                                             Net investment loss                               (10,824)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              34,539
                                                                 Net unrealized depreciation on
                                                                  investments                                  (68,219)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (44,504)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $   743,780     $    113,823

Net (decrease) increase in net assets resulting from operations                               (44,504)          71,782

Capital shares transactions
   Net premiums                                                                               253,410          586,696
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                     (8,012)              (7)
   Transfers of death benefits                                                                 (1,197)               -
   Transfers of other terminations                                                            (39,511)          (2,658)
   Interfund and net transfers to general account                                            (104,795)         (25,856)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                                99,895          558,175
                                                                                        --------------   --------------

Total increase in net assets                                                                   55,391          629,957
                                                                                        --------------   --------------

Net assets at end of year                                                                $    799,171      $   743,780
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       24


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Mid Cap Value Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     28,400 shares (cost $394,542)             $   367,775       Dividend income                           $     2,015
                                                                 Capital gains distributions                     3,945
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 5,960
                                                                                                         --------------
Net Assets                                     $   367,775   Expenses:
                                             --------------
                                                                 Administrative expense                             55
                                                                 Mortality and expense risk                      7,316
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 7,371
                                                                                                         --------------
                                                             Net investment loss                                (1,411)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              17,145
                                                                 Net unrealized depreciation on
                                                                  investments                                  (41,308)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (25,574)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $   267,706      $    40,885

Net (decrease) increase in net assets resulting from operations                               (25,574)          21,932

Capital shares transactions
   Net premiums                                                                               239,496           93,861
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                     (7,787)             (69)
   Transfers of death benefits                                                                 (1,156)               -
   Transfers of other terminations                                                             (2,065)          (1,922)
   Interfund and net transfers to general account                                            (102,845)         113,019
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               125,643          204,889
                                                                                        --------------   --------------

Total increase in net assets                                                                  100,069          226,821
                                                                                        --------------   --------------

Net assets at end of year                                                                 $   367,775      $   267,706
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       25


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Ultra Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     51,343 shares (cost $595,008)            $    619,200       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                    $    619,200   Expenses:
                                             --------------
                                                                 Administrative expense                             45
                                                                 Mortality and expense risk                      4,045
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 4,090
                                                                                                         --------------
                                                             Net investment loss                                (4,090)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               6,758
                                                                 Net unrealized appreciation on
                                                                  investments                                   23,506
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    26,174
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $    73,873     $    135,615

Net increase (decrease) in net assets resulting from operations                                26,174           (6,101)

Capital shares transactions
   Net premiums                                                                                28,233           30,861
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                            (51,650)            (498)
   Interfund and net transfers to general account                                             542,570          (86,004)
                                                                                        --------------   --------------

     Net increase (decrease) in net assets from capital share transactions                    519,153          (55,641)
                                                                                        --------------   --------------

Total increase (decrease) in net assets                                                       545,327          (61,742)
                                                                                        --------------   --------------

Net assets at end of year                                                                $    619,200      $    73,873
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       26


Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Research Series
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     67,964 shares (cost $965,877)            $  1,377,476       Dividend income                           $    10,058
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                10,058
                                                                                                         --------------
Net Assets                                    $  1,377,476   Expenses:
                                             --------------
                                                                 Administrative expense                          2,158
                                                                 Mortality and expense risk                     19,603
                                                                 Contract maintenance charge                     1,639
                                                                                                         --------------
                                                                                                                23,400
                                                                                                         --------------
                                                             Net investment loss                               (13,342)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             130,667
                                                                 Net unrealized appreciation on
                                                                  investments                                   48,506
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    165,831
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  1,696,625     $  1,904,433

Net increase in net assets resulting from operations                                          165,831          182,508

Capital shares transactions
   Net premiums                                                                                35,457           53,438
   Transfers of policy loans                                                                      404              142
   Transfers of surrenders                                                                   (207,869)        (114,826)
   Transfers of death benefits                                                                      -           (4,472)
   Transfers of other terminations                                                            (59,858)         (74,221)
   Interfund and net transfers to general account                                            (253,114)        (250,377)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (484,980)        (390,316)
                                                                                        --------------   --------------

Total decrease in net assets                                                                 (319,149)        (207,808)
                                                                                        --------------   --------------

Net assets at end of year                                                                $  1,377,476     $  1,696,625
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       27


Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Emerging Growth Series
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     119,483 shares (cost $1,998,815)         $  2,983,687       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                    $  2,983,687   Expenses:
                                             --------------
                                                                 Administrative expense                          4,525
                                                                 Mortality and expense risk                     40,888
                                                                 Contract maintenance charge                     4,170
                                                                                                         --------------
                                                                                                                49,583
                                                                                                         --------------
                                                             Net investment loss                               (49,583)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             211,928
                                                                 Net unrealized appreciation on
                                                                  investments                                  382,756
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    545,101
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $   3,331,261    $   3,658,112

Net increase in net assets resulting from operations                                          545,101          206,984

Capital shares transactions
   Net premiums                                                                                65,333          140,513
   Transfers of policy loans                                                                     (995)             127
   Transfers of surrenders                                                                   (516,380)        (436,631)
   Transfers of death benefits                                                                 (3,087)          (5,480)
   Transfers of other terminations                                                           (109,959)         (75,214)
   Interfund and net transfers to general account                                            (327,587)        (157,150)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (892,675)        (533,835)
                                                                                        --------------   --------------

Total decrease in net assets                                                                 (347,574)        (326,851)
                                                                                        --------------   --------------

Net assets at end of year                                                                $  2,983,687    $   3,331,261
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       28


Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Investors Trust Series
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     37,330 shares (cost $637,536)            $    877,160       Dividend income                           $     7,707
                                                                 Capital gains distributions                     8,173
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                15,880
                                                                                                         --------------
Net Assets                                    $    877,160   Expenses:
                                             --------------
                                                                 Administrative expense                          1,278
                                                                 Mortality and expense risk                     12,354
                                                                 Contract maintenance charge                       633
                                                                                                         --------------
                                                                                                                14,265
                                                                                                         --------------
                                                             Net investment income                               1,615

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments              63,207
                                                                 Net unrealized appreciation on
                                                                  investments                                   16,706
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    81,528
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $   1,002,513      $   983,202

Net increase in net assets resulting from operations                                           81,528          107,171

Capital shares transactions
   Net premiums                                                                                27,975           29,661
   Transfers of policy loans                                                                      (18)             828
   Transfers of surrenders                                                                   (154,338)         (55,648)
   Transfers of death benefits                                                                 (1,256)         (13,980)
   Transfers of other terminations                                                            (36,463)         (43,373)
   Interfund and net transfers to general account                                             (42,781)          (5,348)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (206,881)         (87,860)
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                      (125,353)          19,311
                                                                                        --------------   --------------

Net assets at end of year                                                                $    877,160    $   1,002,513
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       29


Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust New Discovery Series
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     174,664 shares (cost $2,458,449)         $  2,897,525       Dividend income                            $        -
                                                                 Capital gains distributions                   236,500
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               236,500
                                                                                                         --------------
Net Assets                                    $  2,897,525   Expenses:
                                             --------------
                                                                 Administrative expense                          4,399
                                                                 Mortality and expense risk                     42,171
                                                                 Contract maintenance charge                     2,791
                                                                                                         --------------
                                                                                                                49,361
                                                                                                         --------------
                                                             Net investment income                             187,139

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments             237,606
                                                                 Net unrealized depreciation on
                                                                  investments                                 (373,646)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    51,099
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  3,301,036     $  3,468,006

Net increase in net assets resulting from operations                                           51,099          365,987

Capital shares transactions
   Net premiums                                                                               131,545          134,696
   Transfers of policy loans                                                                    1,476           (1,008)
   Transfers of surrenders                                                                   (229,065)        (279,814)
   Transfers of death benefits                                                                      -          (13,411)
   Transfers of other terminations                                                            (91,172)         (42,156)
   Interfund and net transfers to general account                                            (267,394)        (331,264)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (454,610)        (532,957)
                                                                                        --------------   --------------

Total decrease in net assets                                                                 (403,511)        (166,970)
                                                                                        --------------   --------------

Net assets at end of year                                                                $  2,897,525     $  3,301,036
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       30


Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Growth & Income Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     309,887 shares (cost $8,557,334)         $  8,648,953       Dividend income                          $    109,954
                                                                 Capital gains distributions                   606,334
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               716,288
                                                                                                         --------------
Net Assets                                    $  8,648,953   Expenses:
                                             --------------
                                                                 Administrative expense                          9,018
                                                                 Mortality and expense risk                    119,953
                                                                 Contract maintenance charge                     3,858
                                                                                                         --------------
                                                                                                               132,829
                                                                                                         --------------
                                                             Net investment income                             583,459

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments             553,533
                                                                 Net unrealized depreciation on
                                                                  investments                                 (997,017)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    139,975
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  8,238,862     $  7,029,244

Net increase in net assets resulting from operations                                          139,975        1,081,974

Capital shares transactions
   Net premiums                                                                               486,760          795,807
   Transfers of policy loans                                                                   (1,403)            (936)
   Transfers of surrenders                                                                   (688,483)        (460,942)
   Transfers of death benefits                                                               (215,027)         (37,963)
   Transfers of other terminations                                                           (253,488)        (225,921)
   Interfund and net transfers to general account                                             941,757           57,599
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               270,116          127,644
                                                                                        --------------   --------------

Total increase in net assets                                                                  410,091        1,209,618
                                                                                        --------------   --------------

Net assets at end of year                                                                $  8,648,953     $  8,238,862
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       31


Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,003,810 shares (cost $21,278,831)     $  18,972,002       Dividend income                           $    86,573
                                                                 Capital gains distributions                 2,544,995
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             2,631,568
                                                                                                         --------------
Net Assets                                   $  18,972,002   Expenses:
                                             --------------
                                                                 Administrative expense                         16,432
                                                                 Mortality and expense risk                    291,068
                                                                 Contract maintenance charge                     5,006
                                                                                                         --------------
                                                                                                               312,506
                                                                                                         --------------
                                                             Net investment income                           2,319,062

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments             976,046
                                                                 Net unrealized depreciation on
                                                                  investments                               (3,327,978)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (32,870)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $ 20,205,528    $  17,624,110

Net (decrease) increase in net assets resulting from operations                               (32,870)       2,025,394

Capital shares transactions
   Net premiums                                                                             1,832,795        4,740,288
   Transfers of policy loans                                                                     (803)          (5,204)
   Transfers of surrenders                                                                 (1,261,490)        (944,166)
   Transfers of death benefits                                                               (113,630)         (70,912)
   Transfers of other terminations                                                           (513,212)        (429,984)
   Interfund and net transfers to general account                                          (1,144,316)      (2,733,998)
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                 (1,200,656)         556,024
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                    (1,233,526)       2,581,418
                                                                                        --------------   --------------

Net assets at end of year                                                               $  18,972,002     $ 20,205,528
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       32


Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. International Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,684,688 shares (cost $20,393,054)     $  18,245,167       Dividend income                          $    161,448
                                                                 Capital gains distributions                 2,160,103
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             2,321,551
                                                                                                         --------------
Net Assets                                   $  18,245,167   Expenses:
                                             --------------
                                                                 Administrative expense                          7,294
                                                                 Mortality and expense risk                    231,323
                                                                 Contract maintenance charge                     1,464
                                                                                                         --------------
                                                                                                               240,081
                                                                                                         --------------
                                                             Net investment income                           2,081,470

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments             578,710
                                                                 Net unrealized depreciation on
                                                                  investments                               (2,419,132)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    241,048
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  11,995,450    $   1,794,133

Net increase in net assets resulting from operations                                          241,048        1,651,041

Capital shares transactions
   Net premiums                                                                             6,081,428        7,237,848
   Transfers of policy loans                                                                   (5,862)             417
   Transfers of surrenders                                                                   (352,463)        (575,722)
   Transfers of death benefits                                                                (43,197)         (26,206)
   Transfers of other terminations                                                           (371,257)        (129,071)
   Interfund and net transfers to general account                                             700,020        2,043,010
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             6,008,669        8,550,276
                                                                                        --------------   --------------

Total increase in net assets                                                                6,249,717       10,201,317
                                                                                        --------------   --------------

Net assets at end of year                                                               $  18,245,167    $  11,995,450
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       33


Midland National Life Insurance Company
Separate Account C
Alger American Fund Growth Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     338,635 shares (cost $13,460,961)       $  16,684,566       Dividend income                           $    52,334
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                52,334
                                                                                                         --------------
Net Assets                                   $  16,684,566   Expenses:
                                             --------------
                                                                 Administrative expense                          7,327
                                                                 Mortality and expense risk                    231,872
                                                                 Contract maintenance charge                     1,507
                                                                                                         --------------
                                                                                                               240,706
                                                                                                         --------------
                                                             Net investment loss                              (188,372)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             804,114
                                                                 Net unrealized appreciation on
                                                                  investments                                1,859,274
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $  2,475,016
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $   13,115,819    $  8,175,898

Net increase in net assets resulting from operations                                        2,475,016          545,877

Capital shares transactions
   Net premiums                                                                             3,080,973        4,866,292
   Transfers of policy loans                                                                     (781)          (1,284)
   Transfers of surrenders                                                                   (878,962)        (197,071)
   Transfers of death benefits                                                               (160,415)         (13,102)
   Transfers of other terminations                                                           (418,492)        (274,966)
   Interfund and net transfers to general account                                            (528,592)          14,175
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             1,093,731        4,394,044
                                                                                        --------------   --------------

Total increase in net assets                                                                3,568,747        4,939,921
                                                                                        --------------   --------------

Net assets at end of year                                                               $  16,684,566    $   13,115,819
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       34


Midland National Life Insurance Company
Separate Account C
Alger American Fund MidCap Growth Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     497,179 shares (cost $10,395,364)       $  11,743,356       Dividend income                          $    453,641
                                                                 Capital gains distributions                   775,566
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             1,229,207
                                                                                                         --------------
Net Assets                                   $  11,743,356   Expenses:
                                             --------------
                                                                 Administrative expense                          7,435
                                                                 Mortality and expense risk                    137,782
                                                                 Contract maintenance charge                     2,162
                                                                                                         --------------
                                                                                                               147,379
                                                                                                         --------------
                                                             Net investment income                           1,081,828

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             331,835
                                                                 Net unrealized appreciation on
                                                                  investments                                1,042,384
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $  2,456,047
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $   7,711,018     $  5,892,219

Net increase in net assets resulting from operations                                        2,456,047          578,339

Capital shares transactions
   Net premiums                                                                             1,172,891        1,912,567
   Transfers of policy loans                                                                   (1,911)          (1,223)
   Transfers of surrenders                                                                   (328,693)        (234,874)
   Transfers of death benefits                                                               (103,987)          (5,820)
   Transfers of other terminations                                                           (297,232)        (157,758)
   Interfund and net transfers to general account                                           1,135,223         (272,432)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             1,576,291        1,240,460
                                                                                        --------------   --------------

Total increase in net assets                                                                4,032,338        1,818,799
                                                                                        --------------   --------------

Net assets at end of year                                                               $  11,743,356    $   7,711,018
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       35


Midland National Life Insurance Company
Separate Account C
Alger American Fund Leveraged AllCap Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     153,422 shares (cost $7,017,616)         $  8,498,018       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                    $  8,498,018   Expenses:
                                             --------------
                                                                 Administrative expense                          5,187
                                                                 Mortality and expense risk                     73,576
                                                                 Contract maintenance charge                     2,226
                                                                                                         --------------
                                                                                                                80,989
                                                                                                         --------------
                                                             Net investment loss                               (80,989)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             824,353
                                                                 Net unrealized appreciation on
                                                                  investments                                  669,320
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                 $   1,412,684
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  4,039,989     $  3,306,488

Net increase in net assets resulting from operations                                        1,412,684          585,407

Capital shares transactions
   Net premiums                                                                             1,175,872          730,369
   Transfers of policy loans                                                                     (112)               -
   Transfers of surrenders                                                                   (419,249)        (244,122)
   Transfers of death benefits                                                                (13,485)            (894)
   Transfers of other terminations                                                           (144,140)        (107,813)
   Interfund and net transfers to general account                                           2,446,459         (229,446)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             3,045,345          148,094
                                                                                        --------------   --------------

Total increase in net assets                                                                4,458,029          733,501
                                                                                        --------------   --------------

Net assets at end of year                                                                $  8,498,018     $  4,039,989
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       36


Midland National Life Insurance Company
Separate Account C
Alger American Fund Small Capitalization Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     132,776 shares (cost $3,431,499)         $  4,424,080       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                    $  4,424,080   Expenses:
                                             --------------
                                                                 Administrative expense                          4,477
                                                                 Mortality and expense risk                     59,722
                                                                 Contract maintenance charge                     1,187
                                                                                                         --------------
                                                                                                                65,386
                                                                                                         --------------
                                                             Net investment loss                               (65,386)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             435,085
                                                                 Net unrealized appreciation on
                                                                  investments                                  266,247
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $   635,946
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  4,086,459     $  2,904,163

Net increase in net assets resulting from operations                                          635,946          559,041

Capital shares transactions
   Net premiums                                                                               444,245          971,004
   Transfers of policy loans                                                                      842              651
   Transfers of surrenders                                                                   (251,331)         (94,633)
   Transfers of death benefits                                                                (42,735)               -
   Transfers of other terminations                                                           (147,912)         (59,753)
   Interfund and net transfers to general account                                            (301,434)        (194,014)
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                   (298,325)         623,255
                                                                                        --------------   --------------

Total increase in net assets                                                                  337,621        1,182,296
                                                                                        --------------   --------------

Net assets at end of year                                                                $  4,424,080     $  4,086,459
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       37


Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Small Cap Growth Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                            $        -
                                                                 Capital gains distributions                     4,649
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 4,649
                                                                                                         --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                            105
                                                                 Mortality and expense risk                      3,841
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 3,946
                                                                                                         --------------
                                                             Net investment income                                 703

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              25,514
                                                                 Net unrealized depreciation on
                                                                  investments                                   (3,485)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    22,732
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $   338,904      $   232,495

Net increase in net assets resulting from operations                                           22,732            1,551

Capital shares transactions
   Net premiums                                                                                14,058          123,811
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                     (6,609)         (10,477)
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                             (2,459)          (3,069)
   Interfund and net transfers to general account                                            (366,626)          (5,407)
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                   (361,636)         104,858
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                      (338,904)         106,409
                                                                                        --------------   --------------

Net assets at end of year                                                                  $        -      $   338,904
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       38


Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Mid Cap Growth Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     23,377 shares (cost $698,381)            $    713,931       Dividend income                            $        -
                                                                 Capital gains distributions                    14,425
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                14,425
                                                                                                         --------------
Net Assets                                    $    713,931   Expenses:
                                             --------------
                                                                 Administrative expense                             91
                                                                 Mortality and expense risk                      5,844
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 5,935
                                                                                                         --------------
                                                             Net investment income                               8,490

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               4,940
                                                                 Net unrealized appreciation on
                                                                  investments                                      156
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    13,586
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $   255,320     $    123,445

Net increase in net assets resulting from operations                                           13,586            9,957

Capital shares transactions
   Net premiums                                                                                44,498          123,376
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                     (6,642)             (29)
   Transfers of death benefits                                                                   (192)               -
   Transfers of other terminations                                                             (9,255)          (2,418)
   Interfund and net transfers to general account                                             416,616              989
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               445,025          121,918
                                                                                        --------------   --------------

Total increase in net assets                                                                  458,611          131,875
                                                                                        --------------   --------------

Net assets at end of year                                                                $    713,931      $   255,320
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       39


Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Equity Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     29,443 shares (cost $556,011)             $   600,055       Dividend income                            $        -
                                                                 Capital gains distributions                    29,517
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                29,517
                                                                                                         --------------
Net Assets                                     $   600,055   Expenses:
                                             --------------
                                                                 Administrative expense                             91
                                                                 Mortality and expense risk                      8,120
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 8,211
                                                                                                         --------------
                                                             Net investment income                              21,306

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments              14,154
                                                                 Net unrealized appreciation on
                                                                  investments                                    6,799
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    42,259
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    483,891      $   247,884

Net increase in net assets resulting from operations                                           42,259           28,857

Capital shares transactions
   Net premiums                                                                               116,234          229,065
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                     (1,599)          (5,669)
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                             (4,085)          (4,188)
   Interfund and net transfers to general account                                             (36,645)         (12,058)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                                73,905          207,150
                                                                                        --------------   --------------

Total increase in net assets                                                                  116,164          236,007
                                                                                        --------------   --------------

Net assets at end of year                                                                 $   600,055     $    483,891
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       40


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Technology Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     63,708 shares (cost $988,138)            $    961,984       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                    $    961,984   Expenses:
                                             --------------
                                                                 Administrative expense                            124
                                                                 Mortality and expense risk                      7,637
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 7,761
                                                                                                         --------------
                                                             Net investment loss                                (7,761)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              27,996
                                                                 Net unrealized depreciation on
                                                                  investments                                  (58,866)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $    (38,631)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    289,421     $    139,987

Net (decrease) increase in net assets resulting from operations                               (38,631)          17,641

Capital shares transactions
   Net premiums                                                                               133,801           70,785
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                     (7,540)          (8,308)
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                             (7,371)          (4,977)
   Interfund and net transfers to general account                                             592,304           74,293
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               711,194          131,793
                                                                                        --------------   --------------

Total increase in net assets                                                                  672,563          149,434
                                                                                        --------------   --------------

Net assets at end of year                                                                $    961,984     $    289,421
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       41


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Utilities Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     255,977 shares (cost $5,828,500)         $  6,135,773       Dividend income                          $    108,651
                                                                 Capital gains distributions                   281,613
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               390,264
                                                                                                         --------------
Net Assets                                    $  6,135,773   Expenses:
                                             --------------
                                                                 Administrative expense                          1,597
                                                                 Mortality and expense risk                     67,972
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                69,569
                                                                                                         --------------
                                                             Net investment income                             320,695

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments             577,917
                                                                 Net unrealized depreciation on
                                                                  investments                                 (133,819)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $   764,793
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  4,339,663     $  2,971,253

Net increase in net assets resulting from operations                                          764,793          748,082

Capital shares transactions
   Net premiums                                                                             1,188,676        1,076,859
   Transfers of policy loans                                                                   (1,724)               -
   Transfers of surrenders                                                                   (118,852)        (196,698)
   Transfers of death benefits                                                                (47,594)         (12,099)
   Transfers of other terminations                                                           (148,393)        (108,112)
   Interfund and net transfers to general account                                             159,204         (139,622)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             1,031,317          620,328
                                                                                        --------------   --------------

Total increase in net assets                                                                1,796,110        1,368,410
                                                                                        --------------   --------------

Net assets at end of year                                                                $  6,135,773     $  4,339,663
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       42


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Financial Services Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     81,667 shares (cost $1,311,458)         $   1,001,234       Dividend income                           $    21,865
                                                                 Capital gains distributions                    82,542
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               104,407
                                                                                                         --------------
Net Assets                                   $   1,001,234   Expenses:
                                             --------------
                                                                 Administrative expense                            996
                                                                 Mortality and expense risk                     17,872
                                                                 Contract maintenance charge                       232
                                                                                                         --------------
                                                                                                                19,100
                                                                                                         --------------
                                                             Net investment income                              85,307

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              45,259
                                                                 Net unrealized depreciation on
                                                                  investments                                 (454,644)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $   (324,078)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $   1,147,269     $    723,185

Net (decrease) increase in net assets resulting from operations                              (324,078)         135,603

Capital shares transactions
   Net premiums                                                                               141,359          344,978
   Transfers of policy loans                                                                      308              282
   Transfers of surrenders                                                                    (63,566)        (114,437)
   Transfers of death benefits                                                                      -          (10,950)
   Transfers of other terminations                                                            (44,190)         (29,962)
   Interfund and net transfers to general account                                             144,132           98,570
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               178,043          288,481
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                      (146,035)         424,084
                                                                                        --------------   --------------

Net assets at end of year                                                               $   1,001,234    $   1,147,269
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       43


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Global Health Care Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     66,894 shares (cost $1,371,247)          $  1,609,472       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                    $  1,609,472   Expenses:
                                             --------------
                                                                 Administrative expense                          1,641
                                                                 Mortality and expense risk                     28,617
                                                                 Contract maintenance charge                       224
                                                                                                         --------------
                                                                                                                30,482
                                                                                                         --------------
                                                             Net investment loss                               (30,482)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             253,047
                                                                 Net unrealized appreciation on
                                                                  investments                                   18,570
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    241,135
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $   3,414,611     $  2,239,972

Net increase in net assets resulting from operations                                          241,135          107,470

Capital shares transactions
   Net premiums                                                                               171,820          980,841
   Transfers of policy loans                                                                      643              201
   Transfers of surrenders                                                                    (65,320)         (51,806)
   Transfers of death benefits                                                                (20,134)         (10,763)
   Transfers of other terminations                                                            (73,515)         (88,895)
   Interfund and net transfers to general account                                          (2,059,768)         237,591
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                 (2,046,274)       1,067,169
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                    (1,805,139)       1,174,639
                                                                                        --------------   --------------

Net assets at end of year                                                                $  1,609,472    $   3,414,611
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       44


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Basic Value Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     20,498 shares (cost $275,181)             $   258,682       Dividend income                            $      894
                                                                 Capital gains distributions                    15,023
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                15,917
                                                                                                         --------------
Net Assets                                     $   258,682   Expenses:
                                             --------------
                                                                 Administrative expense                              -
                                                                 Mortality and expense risk                      2,803
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 2,803
                                                                                                         --------------
                                                             Net investment income                              13,114

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                 740
                                                                 Net unrealized depreciation on
                                                                  investments                                  (16,499)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (2,645)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                            $        -       $        -

Net decrease in net assets resulting from operations                                           (2,645)               -

Capital shares transactions
   Net premiums                                                                               246,440                -
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                               (102)               -
   Interfund and net transfers to general account                                              14,989                -
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               261,327                -
                                                                                        --------------   --------------

Total increase in net assets                                                                  258,682                -
                                                                                        --------------   --------------

Net assets at end of year                                                                 $   258,682       $        -
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       45


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Global Real Estate Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     14,646 shares (cost $414,938)            $    317,227       Dividend income                           $    20,062
                                                                 Capital gains distributions                    48,027
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                68,089
                                                                                                         --------------
Net Assets                                    $    317,227   Expenses:
                                             --------------
                                                                 Administrative expense                              -
                                                                 Mortality and expense risk                      4,586
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 4,586
                                                                                                         --------------
                                                             Net investment income                              63,503

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments             (2,326)
                                                                 Net unrealized depreciation on
                                                                  investments                                  (97,711)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (36,534)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                            $        -       $        -

Net decrease in net assets resulting from operations                                          (36,534)               -

Capital shares transactions
   Net premiums                                                                               356,320                -
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                             (5,868)               -
   Interfund and net transfers to general account                                               3,309                -
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               353,761                -
                                                                                        --------------   --------------

Total increase in net assets                                                                  317,227                -
                                                                                        --------------   --------------

Net assets at end of year                                                                $    317,227       $        -
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       46


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds International Growth Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     17,874 shares (cost $566,992)            $    594,141       Dividend income                           $     2,337
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 2,337
                                                                                                         --------------
Net Assets                                    $    594,141   Expenses:
                                             --------------
                                                                 Administrative expense                              6
                                                                 Mortality and expense risk                      9,502
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 9,508
                                                                                                         --------------
                                                             Net investment loss                                (7,171)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments              30,937
                                                                 Net unrealized appreciation on
                                                                  investments                                   20,467
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    44,233
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    100,464       $        -

Net increase in net assets resulting from operations                                           44,233            8,330

Capital shares transactions
   Net premiums                                                                               249,819           36,498
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                            (14,014)            (631)
   Interfund and net transfers to general account                                             213,639           56,267
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               449,444           92,134
                                                                                        --------------   --------------

Total increase in net assets                                                                  493,677          100,464
                                                                                        --------------   --------------

Net assets at end of year                                                                $    594,141     $    100,464
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       47


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Mid Cap Core Equity Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     16,319 shares (cost $241,891)            $    235,811       Dividend income                           $       116
                                                                 Capital gains distributions                     3,488
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 3,604
                                                                                                         --------------
Net Assets                                    $    235,811   Expenses:
                                             --------------
                                                                 Administrative expense                              8
                                                                 Mortality and expense risk                      5,245
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 5,253
                                                                                                         --------------
                                                             Net investment loss                                (1,649)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               5,586
                                                                 Net unrealized depreciation on
                                                                  investments                                   (6,079)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $     (2,142)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                            $        -       $        -

Net (decrease) increase in net assets resulting from operations                                (2,142)               3

Capital shares transactions
   Net premiums                                                                                45,121                1
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                            (17,365)               -
   Interfund and net transfers to general account                                             210,197               (4)
                                                                                        --------------   --------------

     Net increase (decrease) in net assets from capital share transactions                    237,953               (3)
                                                                                        --------------   --------------

Total increase in net assets                                                                  235,811                -
                                                                                        --------------   --------------

Net assets at end of year                                                                $    235,811       $        -
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       48


Midland National Life Insurance Company
Separate Account C
LEVCO Series Trust Equity Value Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                              -
                                                                 Mortality and expense risk                          -
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                     -
                                                                                                         --------------
                                                             Net investment income                                   -

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                   -
                                                                 Net unrealized depreciation on
                                                                  investments                                        -
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $        -
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                            $        -      $     2,307

Net increase in net assets resulting from operations                                                -               98

Capital shares transactions
   Net premiums                                                                                     -                -
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                                  -                -
   Interfund and net transfers to general account                                                   -           (2,405)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                                     -           (2,405)
                                                                                        --------------   --------------

Total decrease in net assets                                                                        -           (2,307)
                                                                                        --------------   --------------

Net assets at end of year                                                                  $        -       $        -
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       49


Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Bond Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     602,199 shares (cost $6,935,350)         $  6,732,587       Dividend income                           $   467,989
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               467,989
                                                                                                         --------------
Net Assets                                    $  6,732,587   Expenses:
                                             --------------
                                                                 Administrative expense                          1,593
                                                                 Mortality and expense risk                    104,437
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                               106,030
                                                                                                         --------------
                                                             Net investment income                             361,959

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments           (157,422)
                                                                 Net unrealized depreciation on
                                                                  investments                                 (242,174)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (37,637)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  6,330,747     $  3,847,233

Net (decrease) increase in net assets resulting from operations                               (37,637)         140,100

Capital shares transactions
   Net premiums                                                                             1,125,063        2,650,459
   Transfers of policy loans                                                                    1,948           (2,709)
   Transfers of surrenders                                                                   (827,332)        (215,730)
   Transfers of death benefits                                                                (88,288)         (18,979)
   Transfers of other terminations                                                           (191,564)        (175,811)
   Interfund and net transfers to general account                                             419,650          106,184
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               439,477        2,343,414
                                                                                        --------------   --------------

Total increase in net assets                                                                  401,840        2,483,514
                                                                                        --------------   --------------

Net assets at end of year                                                                $  6,732,587     $  6,330,747
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       50


Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Small Company Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     75,380 shares (cost $1,275,911)         $   1,210,599       Dividend income                            $      107
                                                                 Capital gains distributions                    57,664
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                57,771
                                                                                                         --------------
Net Assets                                   $   1,210,599   Expenses:
                                             --------------
                                                                 Administrative expense                            560
                                                                 Mortality and expense risk                     22,178
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                22,738
                                                                                                         --------------
                                                             Net investment income                              35,033

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              49,371
                                                                 Net unrealized depreciation on
                                                                  investments                                 (164,356)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (79,952)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  1,364,533     $  1,046,207

Net (decrease) increase in net assets resulting from operations                               (79,952)         138,378

Capital shares transactions
   Net premiums                                                                                88,407          228,430
   Transfers of policy loans                                                                      524           (1,416)
   Transfers of surrenders                                                                    (56,220)         (19,480)
   Transfers of death benefits                                                                 (1,175)          (3,770)
   Transfers of other terminations                                                            (34,025)         (34,013)
   Interfund and net transfers to general account                                             (71,493)          10,197
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                    (73,982)         179,948
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                      (153,934)         318,326
                                                                                        --------------   --------------

Net assets at end of year                                                               $   1,210,599     $  1,364,533
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       51


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Nova Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     176,730 shares (cost $1,810,043)         $  1,777,904       Dividend income                           $    24,913
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                24,913
                                                                                                         --------------
Net Assets                                    $  1,777,904   Expenses:
                                             --------------
                                                                 Administrative expense                            654
                                                                 Mortality and expense risk                     19,445
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                20,099
                                                                                                         --------------
                                                             Net investment income                               4,814

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              88,279
                                                                 Net unrealized depreciation on
                                                                  investments                                 (121,890)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (28,797)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $   668,932      $   378,434

Net (decrease) increase in net assets resulting from operations                               (28,797)          91,058

Capital shares transactions
   Net premiums                                                                               185,281          147,457
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                    (66,647)          (3,561)
   Transfers of death benefits                                                                (15,081)               -
   Transfers of other terminations                                                            (44,197)         (19,611)
   Interfund and net transfers to general account                                           1,078,413           75,155
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             1,137,769          199,440
                                                                                        --------------   --------------

Total increase in net assets                                                                1,108,972          290,498
                                                                                        --------------   --------------

Net assets at end of year                                                                $  1,777,904      $   668,932
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       52


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust OTC Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     12,005 shares (cost $177,262)            $    217,537       Dividend income                            $      148
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                   148
                                                                                                         --------------
Net Assets                                    $    217,537   Expenses:
                                             --------------
                                                                 Administrative expense                             58
                                                                 Mortality and expense risk                      2,667
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 2,725
                                                                                                         --------------
                                                             Net investment loss                                (2,577)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments             (1,995)
                                                                 Net unrealized appreciation on
                                                                  investments                                   18,640
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    14,068
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    121,670      $   330,607

Net increase in net assets resulting from operations                                           14,068           30,238

Capital shares transactions
   Net premiums                                                                                53,959           26,216
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -              (29)
   Transfers of death benefits                                                                 (1,495)               -
   Transfers of other terminations                                                             (1,649)          (1,507)
   Interfund and net transfers to general account                                              30,984         (263,855)
                                                                                        --------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     81,799         (239,175)
                                                                                        --------------   --------------

Total increase (decrease) in net assets                                                        95,867         (208,937)
                                                                                        --------------   --------------

Net assets at end of year                                                                $    217,537     $    121,670
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       53


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust U.S. Government Money Market Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,483,977 shares (cost $1,483,977)       $  1,483,977       Dividend income                          $    138,778
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               138,778
                                                                                                         --------------
Net Assets                                    $  1,483,977   Expenses:
                                             --------------
                                                                 Administrative expense                            103
                                                                 Mortality and expense risk                     60,942
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                61,045
                                                                                                         --------------
                                                             Net investment income                              77,733

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                   -
                                                                 Net unrealized depreciation on
                                                                  investments                                        -
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    77,733
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  1,658,965     $    302,179

Net increase in net assets resulting from operations                                           77,733           14,835

Capital shares transactions
   Net premiums                                                                            10,080,721        8,289,627
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                     (2,300)         (65,971)
   Transfers of death benefits                                                               (929,950)               -
   Transfers of other terminations                                                            (24,423)         (39,361)
   Interfund and net transfers to general account                                          (9,376,769)      (6,842,344)
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                   (252,721)       1,341,951
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                      (174,988)       1,356,786
                                                                                        --------------   --------------

Net assets at end of year                                                                $  1,483,977     $  1,658,965
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       54


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse S&P 500 Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     29,538 shares (cost $1,353,327)         $   1,246,814       Dividend income                          $     57,511
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                57,511
                                                                                                         --------------
Net Assets                                   $   1,246,814   Expenses:
                                             --------------
                                                                 Administrative expense                            451
                                                                 Mortality and expense risk                     15,814
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                16,265
                                                                                                         --------------
                                                             Net investment income                              41,246

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments            (95,159)
                                                                 Net unrealized appreciation on
                                                                  investments                                   43,956
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (9,957)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  1,084,903      $   625,625

Net decrease in net assets resulting from operations                                           (9,957)         (91,257)

Capital shares transactions
   Net premiums                                                                               137,252          287,020
   Transfers of policy loans                                                                     (574)               -
   Transfers of surrenders                                                                    (18,348)         (12,235)
   Transfers of death benefits                                                                (10,235)              30
   Transfers of other terminations                                                            (30,211)         (27,557)
   Interfund and net transfers to general account                                              93,984          303,277
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               171,868          550,535
                                                                                        --------------   --------------

Total increase in net assets                                                                  161,911          459,278
                                                                                        --------------   --------------

Net assets at end of year                                                               $   1,246,814     $  1,084,903
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       55


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse OTC Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     71,504 shares (cost $1,431,848)         $   1,214,853       Dividend income                           $    39,004
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                39,004
                                                                                                         --------------
Net Assets                                   $   1,214,853   Expenses:
                                             --------------
                                                                 Administrative expense                            477
                                                                 Mortality and expense risk                     15,375
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                15,852
                                                                                                         --------------
                                                             Net investment income                              23,152

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments            (87,283)
                                                                 Net unrealized depreciation on
                                                                  investments                                 (104,103)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $   (168,234)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $   1,218,459      $   930,436

Net decrease in net assets resulting from operations                                         (168,234)         (18,257)

Capital shares transactions
   Net premiums                                                                                97,859          318,347
   Transfers of policy loans                                                                     (547)               -
   Transfers of surrenders                                                                    (24,368)         (12,882)
   Transfers of death benefits                                                                (12,848)              51
   Transfers of other terminations                                                            (31,763)         (31,948)
   Interfund and net transfers to general account                                             136,295           32,712
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               164,628          306,280
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                        (3,606)         288,023
                                                                                        --------------   --------------

Net assets at end of year                                                               $   1,214,853    $   1,218,459
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       56


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Government Long Bond Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     32,908 shares (cost $723,899)             $   644,345       Dividend income                           $    30,965
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                30,965
                                                                                                         --------------
Net Assets                                     $   644,345   Expenses:
                                             --------------
                                                                 Administrative expense                            278
                                                                 Mortality and expense risk                      7,959
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 8,237
                                                                                                         --------------
                                                             Net investment income                              22,728

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                 756
                                                                 Net unrealized depreciation on
                                                                  investments                                  (65,912)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (42,428)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    551,726      $   493,205

Net (decrease) increase in net assets resulting from operations                               (42,428)          17,464

Capital shares transactions
   Net premiums                                                                                34,522          180,744
   Transfers of policy loans                                                                      (43)               -
   Transfers of surrenders                                                                    (18,561)         (10,792)
   Transfers of death benefits                                                                (10,046)              13
   Transfers of other terminations                                                            (18,312)         (11,993)
   Interfund and net transfers to general account                                             147,487         (116,915)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               135,047           41,057
                                                                                        --------------   --------------

Total increase in net assets                                                                   92,619           58,521
                                                                                        --------------   --------------

Net assets at end of year                                                                 $   644,345     $    551,726
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       57


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Sector Rotation Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     150,272 shares (cost $2,121,083)         $  2,303,664       Dividend income                            $        -
                                                                 Capital gains distributions                   172,022
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               172,022
                                                                                                         --------------
Net Assets                                    $  2,303,664   Expenses:
                                             --------------
                                                                 Administrative expense                            857
                                                                 Mortality and expense risk                     28,721
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                29,578
                                                                                                         --------------
                                                             Net investment income                             142,444

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments              73,936
                                                                 Net unrealized appreciation on
                                                                  investments                                  173,831
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    390,211
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  1,947,239     $    140,761

Net increase in net assets resulting from operations                                          390,211           91,782

Capital shares transactions
   Net premiums                                                                                75,234          599,493
   Transfers of policy loans                                                                   (2,900)               -
   Transfers of surrenders                                                                    (11,783)         (18,784)
   Transfers of death benefits                                                                 (7,187)               -
   Transfers of other terminations                                                            (54,122)         (28,359)
   Interfund and net transfers to general account                                             (33,028)       1,162,346
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                    (33,786)       1,714,696
                                                                                        --------------   --------------

Total increase in net assets                                                                  356,425        1,806,478
                                                                                        --------------   --------------

Net assets at end of year                                                                $  2,303,664     $  1,947,239
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       58


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Government Long Bond Advantage
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     13,622 shares (cost $160,980)            $    166,732       Dividend income                           $     7,856
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 7,856
                                                                                                         --------------
Net Assets                                    $    166,732   Expenses:
                                             --------------
                                                                 Administrative expense                             34
                                                                 Mortality and expense risk                      3,250
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 3,284
                                                                                                         --------------
                                                             Net investment income                               4,572

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments              68,231
                                                                 Net unrealized appreciation on
                                                                  investments                                    7,219
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    80,022
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $    39,663      $    40,972

Net increase (decrease) in net assets resulting from operations                                80,022           (2,124)

Capital shares transactions
   Net premiums                                                                                54,796           23,845
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                   (371,864)          (3,945)
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                             (1,868)          (1,380)
   Interfund and net transfers to general account                                             365,983          (17,705)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                                47,047              815
                                                                                        --------------   --------------

Total increase (decrease) in net assets                                                       127,069           (1,309)
                                                                                        --------------   --------------

Net assets at end of year                                                                $    166,732      $    39,663
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       59


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Dynamic Dow Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     3,590 shares (cost $109,541)              $    92,271       Dividend income                          $      1,018
                                                                 Capital gains distributions                    10,849
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                11,867
                                                                                                         --------------
Net Assets                                     $    92,271   Expenses:
                                             --------------
                                                                 Administrative expense                              8
                                                                 Mortality and expense risk                      8,200
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 8,208
                                                                                                         --------------
                                                             Net investment income                               3,659

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (2,529)
                                                                 Net unrealized depreciation on
                                                                  investments                                  (17,300)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $    (16,170)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    123,294       $        -

Net decrease in net assets resulting from operations                                          (16,170)          (3,280)

Capital shares transactions
   Net premiums                                                                                44,060              624
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                               (833,878)               -
   Transfers of other terminations                                                                 (3)              (5)
   Interfund and net transfers to general account                                             774,968          125,955
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                    (14,853)         126,574
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                       (31,023)         123,294
                                                                                        --------------   --------------

Net assets at end of year                                                                 $    92,271     $    123,294
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       60


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Dynamic OTC Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     2,089 shares (cost $65,243)               $    62,621       Dividend income                            $      236
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                   236
                                                                                                         --------------
Net Assets                                     $    62,621   Expenses:
                                             --------------
                                                                 Administrative expense                              6
                                                                 Mortality and expense risk                     12,221
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                12,227
                                                                                                         --------------
                                                             Net investment loss                               (11,991)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             369,907
                                                                 Net unrealized appreciation on
                                                                  investments                                   31,266
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    389,182
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    117,882       $        -

Net increase in net assets resulting from operations                                          389,182          410,144

Capital shares transactions
   Net premiums                                                                               (17,837)             461
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                                 (5)              (4)
   Interfund and net transfers to general account                                            (426,601)        (292,719)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (444,443)        (292,262)
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                       (55,261)         117,882
                                                                                        --------------   --------------

Net assets at end of year                                                                 $    62,621     $    117,882
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       61


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Dynamic S&P 500 Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     4,236 shares (cost $96,419)               $    81,498       Dividend income                            $      847
                                                                 Capital gains distributions                     9,055
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 9,902
                                                                                                         --------------
Net Assets                                     $    81,498   Expenses:
                                             --------------
                                                                 Administrative expense                              2
                                                                 Mortality and expense risk                      4,393
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 4,395
                                                                                                         --------------
                                                             Net investment income                               5,507

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments           (193,598)
                                                                 Net unrealized depreciation on
                                                                  investments                                  (15,984)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $   (204,075)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $    18,607       $        -

Net (decrease) increase in net assets resulting from operations                              (204,075)           3,018

Capital shares transactions
   Net premiums                                                                                88,688              642
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                               (843)              (4)
   Interfund and net transfers to general account                                             179,121           14,951
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               266,966           15,589
                                                                                        --------------   --------------

Total increase in net assets                                                                   62,891           18,607
                                                                                        --------------   --------------

Net assets at end of year                                                                 $    81,498      $    18,607
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       62


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Dynamic Dow Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     52,101 shares (cost $1,557,329)          $  1,499,992       Dividend income                           $    74,865
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                74,865
                                                                                                         --------------
Net Assets                                    $  1,499,992   Expenses:
                                             --------------
                                                                 Administrative expense                              6
                                                                 Mortality and expense risk                     76,198
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                76,204
                                                                                                         --------------
                                                             Net investment loss                                (1,339)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments           (670,347)
                                                                 Net unrealized appreciation on
                                                                  investments                                  123,815
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $   (547,871)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $   3,811,981       $        -

Net decrease in net assets resulting from operations                                         (547,871)        (331,454)

Capital shares transactions
   Net premiums                                                                                 3,392           99,942
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                             (1,315,205)               -
   Transfers of other terminations                                                            (35,403)              (3)
   Interfund and net transfers to general account                                            (416,902)       4,043,496
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                 (1,764,118)       4,143,435
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                    (2,311,989)       3,811,981
                                                                                        --------------   --------------

Net assets at end of year                                                                $  1,499,992    $   3,811,981
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       63


Midland National Life Insurance Company
Separate Account C
ProFunds Access VP High Yield Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     46,968 shares (cost $1,401,253)          $  1,359,264       Dividend income                           $    70,842
                                                                 Capital gains distributions                    10,047
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                80,889
                                                                                                         --------------
Net Assets                                    $  1,359,264   Expenses:
                                             --------------
                                                                 Administrative expense                             15
                                                                 Mortality and expense risk                     20,319
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                20,334
                                                                                                         --------------
                                                             Net investment income                              60,555

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (7,184)
                                                                 Net unrealized depreciation on
                                                                  investments                                  (39,388)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    13,983
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $   340,470       $        -

Net increase in net assets resulting from operations                                           13,983              436

Capital shares transactions
   Net premiums                                                                                 7,764                1
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                               (800)          (3,700)
   Interfund and net transfers to general account                                             997,847          343,733
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             1,004,811          340,034
                                                                                        --------------   --------------

Total increase in net assets                                                                1,018,794          340,470
                                                                                        --------------   --------------

Net assets at end of year                                                                $  1,359,264      $   340,470
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       64


Midland National Life Insurance Company
Separate Account C
ProFunds VP Asia 30
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     27,264 shares (cost $2,241,646)          $  2,480,188       Dividend income                           $     1,577
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 1,577
                                                                                                         --------------
Net Assets                                    $  2,480,188   Expenses:
                                             --------------
                                                                 Administrative expense                             18
                                                                 Mortality and expense risk                     31,847
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                31,865
                                                                                                         --------------
                                                             Net investment loss                               (30,288)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             300,858
                                                                 Net unrealized appreciation on
                                                                  investments                                  207,201
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    477,771
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    576,421       $        -

Net increase in net assets resulting from operations                                          477,771           56,138

Capital shares transactions
   Net premiums                                                                                37,473            8,541
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                             (1,724)               -
   Interfund and net transfers to general account                                           1,390,247          511,742
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             1,425,996          520,283
                                                                                        --------------   --------------

Total increase in net assets                                                                1,903,767          576,421
                                                                                        --------------   --------------

Net assets at end of year                                                                $  2,480,188     $    576,421
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       65


Midland National Life Insurance Company
Separate Account C
ProFunds VP Banks
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     272 shares (cost $9,221)                  $     6,601       Dividend income                            $      324
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                   324
                                                                                                         --------------
Net Assets                                     $     6,601   Expenses:
                                             --------------
                                                                 Administrative expense                              -
                                                                 Mortality and expense risk                        181
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                   181
                                                                                                         --------------
                                                             Net investment income                                 143

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (2,718)
                                                                 Net unrealized depreciation on
                                                                  investments                                   (2,620)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $     (5,195)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $     5,728       $        -

Net (decrease) increase in net assets resulting from operations                                (5,195)              59

Capital shares transactions
   Net premiums                                                                                 9,513               (5)
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                               (400)               -
   Interfund and net transfers to general account                                              (3,045)           5,674
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                                 6,068            5,669
                                                                                        --------------   --------------

Total increase in net assets                                                                      873            5,728
                                                                                        --------------   --------------

Net assets at end of year                                                                 $     6,601      $     5,728
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       66


Midland National Life Insurance Company
Separate Account C
ProFunds VP Basic Materials
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     10,438 shares (cost $527,320)             $   539,535       Dividend income                            $      341
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                   341
                                                                                                         --------------
Net Assets                                     $   539,535   Expenses:
                                             --------------
                                                                 Administrative expense                              3
                                                                 Mortality and expense risk                      2,995
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 2,998
                                                                                                         --------------
                                                             Net investment loss                                (2,657)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               1,689
                                                                 Net unrealized appreciation on
                                                                  investments                                   12,450
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $     11,482
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $    25,826       $        -

Net increase in net assets resulting from operations                                           11,482              917

Capital shares transactions
   Net premiums                                                                                24,360                3
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                             (1,339)            (221)
   Interfund and net transfers to general account                                             479,206           25,127
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               502,227           24,909
                                                                                        --------------   --------------

Total increase in net assets                                                                  513,709           25,826
                                                                                        --------------   --------------

Net assets at end of year                                                                 $   539,535      $    25,826
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       67


Midland National Life Insurance Company
Separate Account C
ProFunds VP Bear
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     2,332 shares (cost $55,849)              $     58,119       Dividend income                          $      1,221
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 1,221
                                                                                                         --------------
Net Assets                                    $     58,119   Expenses:
                                             --------------
                                                                 Administrative expense                              -
                                                                 Mortality and expense risk                      1,776
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 1,776
                                                                                                         --------------
                                                             Net investment loss                                  (555)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments            (13,619)
                                                                 Net unrealized appreciation on
                                                                  investments                                    2,271
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $    (11,903)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                            $        -       $        -

Net decrease in net assets resulting from operations                                          (11,903)          (4,297)

Capital shares transactions
   Net premiums                                                                                32,480              (81)
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                                (82)              (6)
   Interfund and net transfers to general account                                              37,624            4,384
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                                70,022            4,297
                                                                                        --------------   --------------

Total increase in net assets                                                                   58,119                -
                                                                                        --------------   --------------

Net assets at end of year                                                                $     58,119       $        -
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       68


Midland National Life Insurance Company
Separate Account C
ProFunds VP Biotechnology
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,681 shares (cost $37,277)               $    34,638       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                     $    34,638   Expenses:
                                             --------------
                                                                 Administrative expense                               4
                                                                 Mortality and expense risk                         664
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    668
                                                                                                          --------------
                                                             Net investment loss                                   (668)

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments              (6,138)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (2,583)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (9,389)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $     1,405      $        -

Net decrease in net assets resulting from operations                                             (9,389)         (1,419)

Capital shares transactions
   Net premiums                                                                                  33,742             (23)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (130)             (3)
   Interfund and net transfers to general account                                                 9,010           2,850
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  42,622           2,824
                                                                                         ---------------  --------------

Total increase in net assets                                                                     33,233           1,405
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    34,638     $     1,405
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       69


Midland National Life Insurance Company
Separate Account C
ProFunds VP Bull
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     6,619 shares (cost $209,569)              $   204,524       Dividend income                             $      432
                                                                 Capital gains distributions                        951
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  1,383
                                                                                                          --------------
Net Assets                                     $   204,524   Expenses:
                                             --------------
                                                                 Administrative expense                              30
                                                                 Mortality and expense risk                       2,817
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  2,847
                                                                                                          --------------
                                                             Net investment loss                                 (1,464)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                8,718
                                                                 Net unrealized depreciation on
                                                                  investments                                    (5,898)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     1,356
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    429,651      $        -

Net increase in net assets resulting from operations                                              1,356           5,503

Capital shares transactions
   Net premiums                                                                                 164,240          14,989
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (2,767)           (975)
   Interfund and net transfers to general account                                              (387,956)        410,134
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                     (226,483)        424,148
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                        (225,127)        429,651
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   204,524    $    429,651
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       70


Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Goods
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     228 shares (cost $8,170)                  $     8,087       Dividend income                             $       24
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                     24
                                                                                                          --------------
Net Assets                                     $     8,087   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         131
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    131
                                                                                                          --------------
                                                             Net investment loss                                   (107)

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments                 (17)
                                                                 Net unrealized depreciation on
                                                                  investments                                       (82)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $     (206)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (decrease) increase in net assets resulting from operations                                    (206)              2

Capital shares transactions
   Net premiums                                                                                   1,670               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (164)              -
   Interfund and net transfers to general account                                                 6,787              (2)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                        8,293              (2)
                                                                                         ---------------  --------------

Total increase in net assets                                                                      8,087               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $     8,087      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       71


Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Services
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     104 shares (cost $3,380)                  $     3,046       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                     $     3,046   Expenses:
                                             --------------
                                                                 Administrative expense                               4
                                                                 Mortality and expense risk                          93
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                     97
                                                                                                          --------------
                                                             Net investment loss                                    (97)

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments                 (63)
                                                                 Net unrealized depreciation on
                                                                  investments                                      (363)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $     (523)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $     1,405      $        -

Net (decrease) increase in net assets resulting from operations                                    (523)            424

Capital shares transactions
   Net premiums                                                                                   2,071             (11)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                  (77)            (21)
   Interfund and net transfers to general account                                                   170           1,013
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                   2,164             981
                                                                                         ---------------  --------------

Total increase in net assets                                                                      1,641           1,405
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $     3,046     $     1,405
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       72


Midland National Life Insurance Company
Separate Account C
ProFunds VP Dow 30
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     383 shares (cost $14,266)                 $    14,782       Dividend income                             $       34
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                     34
                                                                                                          --------------
Net Assets                                     $    14,782   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       1,182
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  1,182
                                                                                                          --------------
                                                             Net investment loss                                 (1,148)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments                3,774
                                                                 Net unrealized appreciation on
                                                                  investments                                        92
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     2,718
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    89,881      $        -

Net increase in net assets resulting from operations                                              2,718           2,508

Capital shares transactions
   Net premiums                                                                                  77,403          54,442
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (65,387)              -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (484)           (128)
   Interfund and net transfers to general account                                               (89,349)         33,059
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                      (77,817)         87,373
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                         (75,099)         89,881
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    14,782     $    89,881
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       73


Midland National Life Insurance Company
Separate Account C
ProFunds Emerging Markets
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     33,906 shares (cost $1,225,689)         $   1,190,766       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                   $   1,190,766   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         330
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    330
                                                                                                          --------------
                                                             Net investment loss                                   (330)

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments                  (9)
                                                                 Net unrealized depreciation on
                                                                  investments                                   (34,923)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $   (35,262)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net decrease in net assets resulting from operations                                            (35,262)              -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                             1,226,028               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               1,226,028               -
                                                                                         ---------------  --------------

Total increase in net assets                                                                  1,190,766               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                 $   1,190,766      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       74


Midland National Life Insurance Company
Separate Account C
ProFunds VP Europe 30
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     3,288 shares (cost $115,887)             $    116,830       Dividend income                            $     7,252
                                                                 Capital gains distributions                      2,956
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 10,208
                                                                                                          --------------
Net Assets                                    $    116,830   Expenses:
                                             --------------
                                                                 Administrative expense                              14
                                                                 Mortality and expense risk                       3,819
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  3,833
                                                                                                          --------------
                                                             Net investment income                                6,375

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               14,703
                                                                 Net unrealized depreciation on
                                                                  investments                                      (208)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    20,870
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    77,028      $        -

Net increase in net assets resulting from operations                                             20,870           1,521

Capital shares transactions
   Net premiums                                                                                  49,969           5,275
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (3,272)           (311)
   Interfund and net transfers to general account                                               (27,765)         70,543
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  18,932          75,507
                                                                                         ---------------  --------------

Total increase in net assets                                                                     39,802          77,028
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    116,830     $    77,028
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       75


Midland National Life Insurance Company
Separate Account C
ProFunds Falling US Dollar
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           -
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      -
                                                                                                          --------------
                                                             Net investment income                                    -

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized appreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $        -
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (increase) decrease in net assets resulting from operations                                       -               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                     -               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                       -               -
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                               -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       76


Midland National Life Insurance Company
Separate Account C
ProFunds VP Financials
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     17,287 shares (cost $646,588)             $   559,738       Dividend income                            $     5,798
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  5,798
                                                                                                          --------------
Net Assets                                     $   559,738   Expenses:
                                             --------------
                                                                 Administrative expense                               3
                                                                 Mortality and expense risk                       8,576
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  8,579
                                                                                                          --------------
                                                             Net investment loss                                 (2,781)

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (11,088)
                                                                 Net unrealized depreciation on
                                                                  investments                                   (89,121)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (102,990)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    75,657      $        -

Net (decrease) increase in net assets resulting from operations                                (102,990)          2,099

Capital shares transactions
   Net premiums                                                                                  32,416               1
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (396)            (21)
   Interfund and net transfers to general account                                               555,051          73,578
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 587,071          73,558
                                                                                         ---------------  --------------

Total increase in net assets                                                                    484,081          75,657
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   559,738     $    75,657
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       77


Midland National Life Insurance Company
Separate Account C
ProFunds VP Health Care
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     35,133 shares (cost $1,094,759)         $   1,103,880       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                   $   1,103,880   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                      15,976
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 15,976
                                                                                                          --------------
                                                             Net investment loss                                (15,976)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments                4,433
                                                                 Net unrealized appreciation on
                                                                  investments                                     8,326
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $     (3,217)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    74,635      $        -

Net (decrease) increase in net assets resulting from operations                                  (3,217)            861

Capital shares transactions
   Net premiums                                                                                  11,817              (3)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (1,220)              -
   Interfund and net transfers to general account                                             1,021,865          73,777
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               1,032,462          73,774
                                                                                         ---------------  --------------

Total increase in net assets                                                                  1,029,245          74,635
                                                                                         ---------------  --------------

Net assets at end of year                                                                 $   1,103,880     $    74,635
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       78


Midland National Life Insurance Company
Separate Account C
ProFunds VP Industrials
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     910 shares (cost $38,689)                 $    38,054       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                     $    38,054   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         557
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    557
                                                                                                          --------------
                                                             Net investment loss                                   (557)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                  496
                                                                 Net unrealized depreciation on
                                                                  investments                                      (635)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $     (696)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net decrease in net assets resulting from operations                                               (696)            (74)

Capital shares transactions
   Net premiums                                                                                  36,755               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                  (60)            (21)
   Interfund and net transfers to general account                                                 2,055              95
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  38,750              74
                                                                                         ---------------  --------------

Total increase in net assets                                                                     38,054               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    38,054      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       79


Midland National Life Insurance Company
Separate Account C
ProFunds VP International
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           -
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      -
                                                                                                          --------------
                                                             Net investment income                                    -

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized appreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $        -
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (increase) decrease in net assets resulting from operations                                       -               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                     -               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                       -               -
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                               -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       80


Midland National Life Insurance Company
Separate Account C
ProFunds VP Internet
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     3,484 shares (cost $186,925)             $    186,420       Dividend income                           $      1,511
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  1,511
                                                                                                          --------------
Net Assets                                    $    186,420   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       3,458
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  3,458
                                                                                                          --------------
                                                             Net investment loss                                 (1,947)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                  402
                                                                 Net unrealized depreciation on
                                                                  investments                                      (505)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (2,050)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (decrease) increase in net assets resulting from operations                                  (2,050)            379

Capital shares transactions
   Net premiums                                                                                 184,676             (16)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                  (38)            (26)
   Interfund and net transfers to general account                                                 3,832            (337)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                      188,470            (379)
                                                                                         ---------------  --------------

Total increase in net assets                                                                    186,420               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    186,420      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       81


Midland National Life Insurance Company
Separate Account C
ProFunds VP Japan
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     7,782 shares (cost $192,556)             $    188,086       Dividend income                            $    36,642
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 36,642
                                                                                                          --------------
Net Assets                                    $    188,086   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       7,173
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  7,173
                                                                                                          --------------
                                                             Net investment income                               29,469

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments              (8,340)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (7,443)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    13,686
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    165,495      $        -

Net increase (decrease) in net assets resulting from operations                                  13,686         (13,445)

Capital shares transactions
   Net premiums                                                                                   4,035              17
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (427)            (64)
   Interfund and net transfers to general account                                                 5,297         178,987
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                   8,905         178,940
                                                                                         ---------------  --------------

Total increase in net assets                                                                     22,591         165,495
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    188,086    $    165,495
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       82


Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Growth
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     14,278 shares (cost $513,238)            $    514,296       Dividend income                             $        -
                                                                 Capital gains distributions                      6,933
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  6,933
                                                                                                          --------------
Net Assets                                    $    514,296   Expenses:
                                             --------------
                                                                 Administrative expense                             144
                                                                 Mortality and expense risk                       9,358
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  9,502
                                                                                                          --------------
                                                             Net investment loss                                 (2,569)

                                                             Realized and unrealized gains (losses)
                                                              on investments:
                                                                 Net realized losses on investments             (18,769)
                                                                 Net unrealized appreciation on
                                                                  investments                                       989
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $   (20,349)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    30,738      $        -

Net (decrease) increase in net assets resulting from operations                                 (20,349)            915

Capital shares transactions
   Net premiums                                                                                 229,089         249,781
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (18,768)            (25)
   Interfund and net transfers to general account                                               293,586        (219,933)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 503,907          29,823
                                                                                         ---------------  --------------

Total increase in net assets                                                                    483,558          30,738
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    514,296     $    30,738
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       83


Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Value
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     2,342 shares (cost $97,031)               $    87,644       Dividend income                             $      825
                                                                 Capital gains distributions                      7,290
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  8,115
                                                                                                          --------------
Net Assets                                     $    87,644   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       2,691
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  2,691
                                                                                                          --------------
                                                             Net investment income                                5,424

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments              (1,672)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (9,747)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (5,995)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    292,871      $        -

Net (decrease) increase in net assets resulting from operations                                  (5,995)          1,153

Capital shares transactions
   Net premiums                                                                                  43,040              (8)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (5,081)           (955)
   Interfund and net transfers to general account                                              (237,191)        292,681
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                     (199,232)        291,718
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                        (205,227)        292,871
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    87,644    $    292,871
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       84


Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           -
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      -
                                                                                                          --------------
                                                             Net investment income                                    -

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized depreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $        -
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (increase) decrease in net assets resulting from operations                                       -               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                     -               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                       -               -
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                               -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       85


Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Growth
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     21,403 shares (cost $753,953)            $    752,104       Dividend income                             $        -
                                                                 Capital gains distributions                     16,589
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 16,589
                                                                                                          --------------
Net Assets                                    $    752,104   Expenses:
                                             --------------
                                                                 Administrative expense                              96
                                                                 Mortality and expense risk                       6,406
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  6,502
                                                                                                          --------------
                                                             Net investment income                               10,087

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (26,026)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (2,185)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (18,124)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    22,439      $        -

Net (decrease) increase in net assets resulting from operations                                 (18,124)          1,062

Capital shares transactions
   Net premiums                                                                                   9,396          21,488
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (6,538)           (210)
   Interfund and net transfers to general account                                               744,931              99
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 747,789          21,377
                                                                                         ---------------  --------------

Total increase in net assets                                                                    729,665          22,439
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    752,104     $    22,439
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       86


Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Value
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     7,858 shares (cost $272,924)              $   247,603       Dividend income                            $     2,670
                                                                 Capital gains distributions                     14,443
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 17,113
                                                                                                          --------------
Net Assets                                     $   247,603   Expenses:
                                             --------------
                                                                 Administrative expense                               7
                                                                 Mortality and expense risk                       6,782
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  6,789
                                                                                                          --------------
                                                             Net investment income                               10,324

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (26,343)
                                                                 Net unrealized depreciation on
                                                                  investments                                   (21,896)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (37,915)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    39,179      $        -

Net (decrease) increase in net assets resulting from operations                                 (37,915)          2,060

Capital shares transactions
   Net premiums                                                                                  60,990          37,204
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (17,657)           (602)
   Interfund and net transfers to general account                                               203,006             517
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 246,339          37,119
                                                                                         ---------------  --------------

Total increase in net assets                                                                    208,424          39,179
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   247,603     $    39,179
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       87


Midland National Life Insurance Company
Separate Account C
ProFunds VP Money Market
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     12,092,204 shares (cost $12,092,204)    $  12,092,204       Dividend income                            $   407,903
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                407,903
                                                                                                          --------------
Net Assets                                   $  12,092,204   Expenses:
                                             --------------
                                                                 Administrative expense                             629
                                                                 Mortality and expense risk                     232,343
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                232,972
                                                                                                          --------------
                                                             Net investment income                              174,931

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized appreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    174,931
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $  1,002,360      $        -

Net increase in net assets resulting from operations                                            174,931           5,467

Capital shares transactions
   Net premiums                                                                              27,705,396       3,825,663
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                     (219,170)         (2,015)
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                             (119,810)           (923)
   Interfund and net transfers to general account                                           (16,451,503)     (2,825,832)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                              10,914,913         996,893
                                                                                         ---------------  --------------

Total increase in net assets                                                                 11,089,844       1,002,360
                                                                                         ---------------  --------------

Net assets at end of year                                                                 $  12,092,204    $  1,002,360
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       88


Midland National Life Insurance Company
Separate Account C
ProFunds VP Oil & Gas
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     33,349 shares (cost $2,036,371)          $  2,224,050       Dividend income                             $        -
                                                                 Capital gains distributions                     27,383
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 27,383
                                                                                                          --------------
Net Assets                                    $  2,224,050   Expenses:
                                             --------------
                                                                 Administrative expense                              24
                                                                 Mortality and expense risk                      21,660
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 21,684
                                                                                                          --------------
                                                             Net investment income                                5,699

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               34,339
                                                                 Net unrealized appreciation on
                                                                  investments                                   188,152
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    228,190
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    56,387      $        -

Net increase (decrease) in net assets resulting from operations                                 228,190            (329)

Capital shares transactions
   Net premiums                                                                                 561,202             (16)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (3,088)              -
   Interfund and net transfers to general account                                             1,381,359          56,732
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               1,939,473          56,716
                                                                                         ---------------  --------------

Total increase in net assets                                                                  2,167,663          56,387
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  2,224,050     $    56,387
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       89


Midland National Life Insurance Company
Separate Account C
ProFunds VP NASDAQ-100
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     8,151 shares (cost $149,030)             $    151,767       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                    $    151,767   Expenses:
                                             --------------
                                                                 Administrative expense                              15
                                                                 Mortality and expense risk                       6,783
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  6,798
                                                                                                          --------------
                                                             Net investment loss                                 (6,798)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments             (15,509)
                                                                 Net unrealized appreciation on
                                                                  investments                                     3,167
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (19,140)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    58,096      $        -

Net decrease in net assets resulting from operations                                            (19,140)         (1,190)

Capital shares transactions
   Net premiums                                                                                 122,906             (17)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (4,017)           (273)
   Interfund and net transfers to general account                                                (6,078)         59,576
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 112,811          59,286
                                                                                         ---------------  --------------

Total increase in net assets                                                                     93,671          58,096
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    151,767     $    58,096
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       90


Midland National Life Insurance Company
Separate Account C
ProFunds VP Pharmaceuticals
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     552 shares (cost $14,139)                 $    14,064       Dividend income                             $      244
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    244
                                                                                                          --------------
Net Assets                                     $    14,064   Expenses:
                                             --------------
                                                                 Administrative expense                              10
                                                                 Mortality and expense risk                         275
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    285
                                                                                                          --------------
                                                             Net investment loss                                    (41)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                1,809
                                                                 Net unrealized depreciation on
                                                                  investments                                        (8)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     1,760
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $     2,437      $        -

Net increase (decrease) in net assets resulting from operations                                   1,760            (168)

Capital shares transactions
   Net premiums                                                                                  10,362              (1)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                  (15)              -
   Interfund and net transfers to general account                                                  (480)          2,606
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                   9,867           2,605
                                                                                         ---------------  --------------

Total increase in net assets                                                                     11,627           2,437
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    14,064     $     2,437
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       91


Midland National Life Insurance Company
Separate Account C
ProFunds VP Precious Metals
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     18,395 shares (cost $914,841)             $   953,254       Dividend income                            $     9,297
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  9,297
                                                                                                          --------------
Net Assets                                     $   953,254   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                      11,054
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 11,054
                                                                                                          --------------
                                                             Net investment loss                                 (1,757)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               11,528
                                                                 Net unrealized appreciation on
                                                                  investments                                    38,791
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    48,562
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    56,464      $        -

Net increase in net assets resulting from operations                                             48,562          91,043

Capital shares transactions
   Net premiums                                                                                 154,306            (156)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (2,000)              -
   Interfund and net transfers to general account                                               695,922         (34,423)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                      848,228         (34,579)
                                                                                         ---------------  --------------

Total increase in net assets                                                                    896,790          56,464
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   953,254     $    56,464
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       92


Midland National Life Insurance Company
Separate Account C
ProFunds VP Real Estate
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     2,876 shares (cost $192,572)             $    142,186       Dividend income                            $     2,527
                                                                 Capital gains distributions                      7,803
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 10,330
                                                                                                          --------------
Net Assets                                    $    142,186   Expenses:
                                             --------------
                                                                 Administrative expense                               9
                                                                 Mortality and expense risk                       7,576
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  7,585
                                                                                                          --------------
                                                             Net investment income                                2,745

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (36,395)
                                                                 Net unrealized depreciation on
                                                                  investments                                   (49,339)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $   (82,989)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    139,592      $        -

Net decrease in net assets resulting from operations                                            (82,989)           (602)

Capital shares transactions
   Net premiums                                                                                 200,525          54,446
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (65,350)              -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (867)            (65)
   Interfund and net transfers to general account                                               (48,725)         85,813
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  85,583         140,194
                                                                                         ---------------  --------------

Total increase in net assets                                                                      2,594         139,592
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    142,186    $    139,592
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       93


Midland National Life Insurance Company
Separate Account C
ProFunds VP Rising Rates Opportunity
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     3,266 shares (cost $62,647)               $    60,495       Dividend income                            $    26,300
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 26,300
                                                                                                          --------------
Net Assets                                     $    60,495   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       4,778
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  4,778
                                                                                                          --------------
                                                             Net investment income                               21,522

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (67,971)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (2,497)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $   (48,946)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    20,989      $        -

Net decrease in net assets resulting from operations                                            (48,946)         (3,401)

Capital shares transactions
   Net premiums                                                                                  15,539             (36)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                 (438,372)              -
   Transfers of other terminations                                                               (1,006)           (279)
   Interfund and net transfers to general account                                               512,291          24,705
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  88,452          24,390
                                                                                         ---------------  --------------

Total increase in net assets                                                                     39,506          20,989
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    60,495     $    20,989
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       94


Midland National Life Insurance Company
Separate Account C
ProFunds VP Semiconductor
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     75 shares (cost $1,650)                   $     1,633       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                     $     1,633   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         228
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    228
                                                                                                          --------------
                                                             Net investment loss                                   (228)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments                2,882
                                                                 Net unrealized appreciation on
                                                                  investments                                       366
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     3,020
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    44,681      $        -

Net increase in net assets resulting from operations                                              3,020           1,411

Capital shares transactions
   Net premiums                                                                                   1,679              (1)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (104)              -
   Interfund and net transfers to general account                                               (47,643)         43,271
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                      (46,068)         43,270
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                         (43,048)         44,681
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $     1,633     $    44,681
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       95


Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Dow 30
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           1
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      1
                                                                                                          --------------
                                                             Net investment loss                                     (1)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized appreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $       (1)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (decrease) increase in net assets resulting from operations                                      (1)             57

Capital shares transactions
   Net premiums                                                                                       1              (1)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                     -             (56)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                            1             (57)
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                               -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       96


Midland National Life Insurance Company
Separate Account C
ProFunds-Short Emerging Markets
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           -
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      -
                                                                                                          --------------
                                                             Net investment income                                    -

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized depreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $        -
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (increase) decrease in net assets resulting from operations                                       -               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                     -               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                       -               -
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                               -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       97


Midland National Life Insurance Company
Separate Account C
ProFunds-Short International
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           -
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      -
                                                                                                          --------------
                                                             Net investment income                                    -

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized depreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $        -
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (increase) decrease in net assets resulting from operations                                       -               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                     -               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                       -               -
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                               -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       98


Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Mid-Cap
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $      603
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    603
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         143
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    143
                                                                                                          --------------
                                                             Net investment income                                  460

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments                1,046
                                                                 Net unrealized appreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     1,506
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net increase (decrease) in net assets resulting from operations                                   1,506             (82)

Capital shares transactions
   Net premiums                                                                                       3              (3)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                (1,509)             85
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                       (1,506)             82
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                               -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       99


Midland National Life Insurance Company
Separate Account C
ProFunds VP Short NASDAQ-100
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     11,350 shares (cost $157,980)            $    160,943       Dividend income                            $     2,804
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  2,804
                                                                                                          --------------
Net Assets                                    $    160,943   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       4,130
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  4,130
                                                                                                          --------------
                                                             Net investment loss                                 (1,326)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments             (72,448)
                                                                 Net unrealized appreciation on
                                                                  investments                                     2,963
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (70,811)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net decrease in net assets resulting from operations                                            (70,811)         (6,023)

Capital shares transactions
   Net premiums                                                                                  17,900             (88)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (2,813)              -
   Interfund and net transfers to general account                                               216,667           6,111
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 231,754           6,023
                                                                                         ---------------  --------------

Total increase in net assets                                                                    160,943               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    160,943      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      100


Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Small-Cap
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     509 shares (cost $7,037)                  $     7,560       Dividend income                            $     1,272
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  1,272
                                                                                                          --------------
Net Assets                                     $     7,560   Expenses:
                                             --------------
                                                                 Administrative expense                              12
                                                                 Mortality and expense risk                         909
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    921
                                                                                                          --------------
                                                             Net investment income                                  351

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               10,195
                                                                 Net unrealized appreciation on
                                                                  investments                                       801
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $     11,347
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    53,546      $        -

Net increase (decrease) in net assets resulting from operations                                  11,347          (2,368)

Capital shares transactions
   Net premiums                                                                                      23           7,480
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                  (64)           (218)
   Interfund and net transfers to general account                                               (57,292)         48,652
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                      (57,333)         55,914
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                         (45,986)         53,546
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $     7,560     $    53,546
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      101


Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     939 shares (cost $30,867)                 $    28,846       Dividend income                             $      531
                                                                 Capital gains distributions                     10,322
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 10,853
                                                                                                          --------------
Net Assets                                     $    28,846   Expenses:
                                             --------------
                                                                 Administrative expense                               7
                                                                 Mortality and expense risk                       4,233
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  4,240
                                                                                                          --------------
                                                             Net investment income                                6,613

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (37,880)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (5,921)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (37,188)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    861,558      $        -

Net decrease in net assets resulting from operations                                            (37,188)           (281)

Capital shares transactions
   Net premiums                                                                                      29          22,432
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (3,306)         (2,423)
   Interfund and net transfers to general account                                              (792,247)        841,830
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                     (795,524)        861,839
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                        (832,712)        861,558
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    28,846    $    861,558
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      102


Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Growth
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     4,938 shares (cost $145,243)             $    140,143       Dividend income                             $        -
                                                                 Capital gains distributions                    762,921
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                762,921
                                                                                                          --------------
Net Assets                                    $    140,143   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                      21,897
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 21,897
                                                                                                          --------------
                                                             Net investment income                              741,024

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments            (953,283)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (4,630)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (216,889)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $     3,498      $        -

Net decrease in net assets resulting from operations                                           (216,889)            (12)

Capital shares transactions
   Net premiums                                                                                  88,447         102,733
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (81,083)              -
   Interfund and net transfers to general account                                               346,170         (99,223)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 353,534           3,510
                                                                                         ---------------  --------------

Total increase in net assets                                                                    136,645           3,498
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    140,143     $     3,498
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      103


Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Value
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,928 shares (cost $70,038)               $    55,558       Dividend income                             $        -
                                                                 Capital gains distributions                      9,305
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  9,305
                                                                                                          --------------
Net Assets                                     $    55,558   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       6,434
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  6,434
                                                                                                          --------------
                                                             Net investment income                                2,871

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               72,201
                                                                 Net unrealized depreciation on
                                                                  investments                                   (15,343)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    59,729
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    107,255      $        -

Net  increase in net assets resulting from operations                                            59,729           2,025

Capital shares transactions
   Net premiums                                                                                  40,823          18,951
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (50,776)              -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (5,625)           (414)
   Interfund and net transfers to general account                                               (95,848)         86,693
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                     (111,426)        105,230
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                         (51,697)        107,255
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    55,558    $    107,255
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      104


Midland National Life Insurance Company
Separate Account C
ProFunds VP Technology
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     50,637 shares (cost $808,983)             $   856,280       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                     $   856,280   Expenses:
                                             --------------
                                                                 Administrative expense                               3
                                                                 Mortality and expense risk                      16,029
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 16,032
                                                                                                          --------------
                                                             Net investment loss                                (16,032)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               18,021
                                                                 Net unrealized appreciation on
                                                                  investments                                    47,375
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    49,364
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    67,807      $        -

Net increase (decrease) in net assets resulting from operations                                  49,364            (163)

Capital shares transactions
   Net premiums                                                                                  41,202               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (446)              -
   Interfund and net transfers to general account                                               698,353          67,970
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 739,109          67,970
                                                                                         ---------------  --------------

Total increase in net assets                                                                    788,473          67,807
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   856,280     $    67,807
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      105


Midland National Life Insurance Company
Separate Account C
ProFunds VP Telecommunications
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     2,288 shares (cost $46,479)               $    44,174       Dividend income                             $      409
                                                                 Capital gains distributions                        142
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    551
                                                                                                          --------------
Net Assets                                     $    44,174   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       1,410
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  1,410
                                                                                                          --------------
                                                             Net investment loss                                   (859)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                6,748
                                                                 Net unrealized depreciation on
                                                                  investments                                    (3,322)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     2,567
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    56,344      $        -

Net increase in net assets resulting from operations                                              2,567           1,672

Capital shares transactions
   Net premiums                                                                                 104,311          54,423
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (70,106)              -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (451)              -
   Interfund and net transfers to general account                                               (48,491)            249
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                      (14,737)         54,672
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                         (12,170)         56,344
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    44,174     $    56,344
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      106


Midland National Life Insurance Company
Separate Account C
ProFunds VP U.S. Government Plus
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,889 shares (cost $59,243)               $    60,715       Dividend income                             $      832
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    832
                                                                                                          --------------
Net Assets                                     $    60,715   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         480
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    480
                                                                                                          --------------
                                                             Net investment income                                  352

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments                 (73)
                                                                 Net unrealized appreciation on
                                                                  investments                                     1,472
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $      1,751
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net increase (decrease) in net assets resulting from operations                                   1,751          (2,142)

Capital shares transactions
   Net premiums                                                                                     (44)             21
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (5,805)            (21)
   Interfund and net transfers to general account                                                64,813           2,142
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  58,964           2,142
                                                                                         ---------------  --------------

Total increase in net assets                                                                     60,715               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    60,715      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      107


Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraBull
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     13,957 shares (cost $298,353)            $    293,661       Dividend income                            $     1,692
                                                                 Capital gains distributions                     27,897
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 29,589
                                                                                                          --------------
Net Assets                                    $    293,661   Expenses:
                                             --------------
                                                                 Administrative expense                             125
                                                                 Mortality and expense risk                       9,489
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  9,614
                                                                                                          --------------
                                                             Net investment income                               19,975

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments             (48,420)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (3,603)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $   (32,048)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    137,179      $        -

Net (decrease) increase in net assets resulting from operations                                 (32,048)          1,158

Capital shares transactions
   Net premiums                                                                                  16,021             (25)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (1,583)           (118)
   Interfund and net transfers to general account                                               174,092         136,164
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 188,530         136,021
                                                                                         ---------------  --------------

Total increase in net assets                                                                    156,482         137,179
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    293,661    $    137,179
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      108


Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraMid-Cap
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     8,571 shares (cost $315,663)              $   295,434       Dividend income                            $    15,024
                                                                 Capital gains distributions                    113,822
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                128,846
                                                                                                          --------------
Net Assets                                     $   295,434   Expenses:
                                             --------------
                                                                 Administrative expense                              29
                                                                 Mortality and expense risk                      37,388
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 37,417
                                                                                                          --------------
                                                             Net investment income                               91,429

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments            (741,877)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (9,879)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (660,327)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $   897,937      $        -

Net decrease in net assets resulting from operations                                           (660,327)         (5,863)

Capital shares transactions
   Net premiums                                                                                  75,369           6,482
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (50,819)              -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (87,896)         (1,962)
   Interfund and net transfers to general account                                               121,170         899,280
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  57,824         903,800
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                        (602,503)        897,937
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   295,434     $   897,937
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      109


Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraNASDAQ-100
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     81,728 shares (cost $2,282,860)          $  2,200,943       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                    $  2,200,943   Expenses:
                                             --------------
                                                                 Administrative expense                               5
                                                                 Mortality and expense risk                       9,621
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  9,626
                                                                                                          --------------
                                                             Net investment loss                                 (9,626)

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments          (1,315,854)
                                                                 Net unrealized depreciation on
                                                                  investments                                   (81,722)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $  (1,407,202)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                             2007             2006

Net assets at beginning of year                                                            $    18,224       $        -

Net decrease in net assets resulting from operations                                        (1,407,202)          (2,111)

Capital shares transactions
   Net premiums                                                                                444,500               (8)
   Transfers of policy loans                                                                         -                -
   Transfers of surrenders                                                                           -                -
   Transfers of death benefits                                                                       -                -
   Transfers of other terminations                                                             (31,828)               -
   Interfund and net transfers to general account                                            3,177,249           20,343
                                                                                         --------------   --------------

     Net increase in net assets from capital share transactions                              3,589,921           20,335
                                                                                         --------------   --------------

Total increase in net assets                                                                 2,182,719           18,224
                                                                                         --------------   --------------

Net assets at end of year                                                                 $  2,200,943      $    18,224
                                                                                         --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                      110


Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Short Dow 30
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           -
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      -
                                                                                                          --------------
                                                             Net investment income                                    -

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized depreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $        -
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (increase) decrease in net assets resulting from operations                                       -               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                     -               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                       -               -
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                               -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      111


Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraShort NASDAQ-100
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     430 shares (cost $7,998)                  $     8,165       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                     $     8,165   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           3
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      3
                                                                                                          --------------
                                                             Net investment loss                                     (3)

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments                   -
                                                                 Net unrealized appreciation on
                                                                  investments                                       168
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $      165
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net increase in net assets resulting from operations                                                165               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                 8,000               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                   8,000               -
                                                                                         ---------------  --------------

Total increase in net assets                                                                      8,165               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $     8,165      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      112


Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraSmall-Cap
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     12,914 shares (cost $311,354)             $   299,996       Dividend income                             $      699
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    699
                                                                                                          --------------
Net Assets                                     $   299,996   Expenses:
                                             --------------
                                                                 Administrative expense                              15
                                                                 Mortality and expense risk                      28,680
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 28,695
                                                                                                          --------------
                                                             Net investment loss                                (27,996)

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments          (2,017,706)
                                                                 Net unrealized depreciation on
                                                                  investments                                   (11,357)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $ (2,057,059)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (decrease) increase in net assets resulting from operations                              (2,057,059)          1,808

Capital shares transactions
   Net premiums                                                                              14,046,335              (1)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (455)              -
   Interfund and net transfers to general account                                           (11,688,825)         (1,807)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                    2,357,055          (1,808)
                                                                                         ---------------  --------------

Total increase in net assets                                                                    299,996               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   299,996      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      113


Midland National Life Insurance Company
Separate Account C
ProFunds VP Utilities
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     3,836 shares (cost $148,322)             $    150,868       Dividend income                           $      1,618
                                                                 Capital gains distributions                      1,302
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  2,920
                                                                                                          --------------
Net Assets                                    $    150,868   Expenses:
                                             --------------
                                                                 Administrative expense                               8
                                                                 Mortality and expense risk                       8,906
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  8,914
                                                                                                          --------------
                                                             Net investment loss                                 (5,994)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               16,225
                                                                 Net unrealized appreciation on
                                                                  investments                                     6,380
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $     16,611
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $   545,070      $        -

Net increase (decrease) in net assets resulting from operations                                  16,611          (2,032)

Capital shares transactions
   Net premiums                                                                                 171,795          54,454
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (69,762)              -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (3,200)           (317)
   Interfund and net transfers to general account                                              (509,646)        492,965
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                     (410,813)        547,102
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                        (394,202)        545,070
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    150,868     $   545,070
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      114


Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     489,414 shares (cost $16,424,410)       $  20,156,629       Dividend income                            $    15,549
                                                                 Capital gains distributions                  1,516,913
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                              1,532,462
                                                                                                          --------------
Net Assets                                   $  20,156,629   Expenses:
                                             --------------
                                                                 Administrative expense                           9,487
                                                                 Mortality and expense risk                     207,183
                                                                 Contract maintenance charge                      1,176
                                                                                                          --------------
                                                                                                                217,846
                                                                                                          --------------
                                                             Net investment income                            1,314,616

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments            1,902,281
                                                                 Net unrealized appreciation on
                                                                  investments                                 2,106,152
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $  5,323,049
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                           $  11,138,867    $  6,443,636

Net increase in net assets resulting from operations                                          5,323,049       1,693,838

Capital shares transactions
   Net premiums                                                                               3,901,888       4,359,339
   Transfers of policy loans                                                                     (4,479)            158
   Transfers of surrenders                                                                     (462,086)     (1,592,203)
   Transfers of death benefits                                                                  (58,061)        (20,232)
   Transfers of other terminations                                                             (317,957)       (189,380)
   Interfund and net transfers to general account                                               635,408         443,711
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               3,694,713       3,001,393
                                                                                         ---------------  --------------

Total increase in net assets                                                                  9,017,762       4,695,231
                                                                                         ---------------  --------------

Net assets at end of year                                                                 $  20,156,629   $  11,138,867
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      115


Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Emerging Markets Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     323,915 shares (cost $7,974,779)         $  8,978,925       Dividend income                            $    32,423
                                                                 Capital gains distributions                  1,280,716
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                              1,313,139
                                                                                                          --------------
Net Assets                                    $  8,978,925   Expenses:
                                             --------------
                                                                 Administrative expense                           2,268
                                                                 Mortality and expense risk                     114,207
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                116,475
                                                                                                          --------------
                                                             Net investment income                            1,196,664

                                                             Realized and unrealized gains (losses)
                                                              on investments:
                                                                 Net realized gains on investments              494,489
                                                                 Net unrealized depreciation on
                                                                  investments                                  (103,822)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $   1,587,331
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $  7,680,258   $   1,851,439

Net increase in net assets resulting from operations                                          1,587,331       1,273,757

Capital shares transactions
   Net premiums                                                                               1,168,827       1,819,185
   Transfers of policy loans                                                                     (2,039)             (2)
   Transfers of surrenders                                                                     (166,356)       (820,485)
   Transfers of death benefits                                                                  (34,102)         (1,018)
   Transfers of other terminations                                                             (210,175)        (84,026)
   Interfund and net transfers to general account                                            (1,044,819)      3,641,408
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                     (288,664)      4,555,062
                                                                                         ---------------  --------------

Total increase in net assets                                                                  1,298,667       5,828,819
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  8,978,925    $  7,680,258
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      116


Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Bond Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     39,161 shares (cost $444,938)             $   474,634       Dividend income                            $    20,342
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 20,342
                                                                                                          --------------
Net Assets                                     $   474,634   Expenses:
                                             --------------
                                                                 Administrative expense                             146
                                                                 Mortality and expense risk                       7,102
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  7,248
                                                                                                          --------------
                                                             Net investment income                               13,094

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               12,704
                                                                 Net unrealized appreciation on
                                                                  investments                                    22,206
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    48,004
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $   362,344     $   269,269

Net increase in net assets resulting from operations                                             48,004           8,337

Capital shares transactions
   Net premiums                                                                                 107,495          89,370
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                       (4,429)         (4,023)
   Transfers of death benefits                                                                   (2,539)              -
   Transfers of other terminations                                                              (24,426)         (3,787)
   Interfund and net transfers to general account                                               (11,815)          3,178
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  64,286          84,738
                                                                                         ---------------  --------------

Total increase in net assets                                                                    112,290          93,075
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   474,634     $   362,344
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      117


Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     206,044 shares (cost $3,697,580)         $  3,480,080       Dividend income                            $    30,488
                                                                 Capital gains distributions                    293,725
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                324,213
                                                                                                          --------------
Net Assets                                    $  3,480,080   Expenses:
                                             --------------
                                                                 Administrative expense                           2,041
                                                                 Mortality and expense risk                      49,651
                                                                 Contract maintenance charge                        422
                                                                                                          --------------
                                                                                                                 52,114
                                                                                                          --------------
                                                             Net investment income                              272,099

                                                             Realized and unrealized gains (losses)
                                                              on investments:
                                                                 Net realized gains on investments              113,007
                                                                 Net unrealized depreciation on
                                                                  investments                                  (488,715)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (103,609)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $  2,673,648    $  1,822,059

Net (decrease) increase in net assets resulting from operations                                (103,609)        465,977

Capital shares transactions
   Net premiums                                                                               1,704,438         926,705
   Transfers of policy loans                                                                         (3)             (2)
   Transfers of surrenders                                                                     (108,036)        (22,137)
   Transfers of death benefits                                                                  (32,799)       (100,907)
   Transfers of other terminations                                                              (65,200)        (44,227)
   Interfund and net transfers to general account                                              (588,359)       (373,820)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 910,041         385,612
                                                                                         ---------------  --------------

Total increase in net assets                                                                    806,432         851,589
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  3,480,080    $  2,673,648
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      118


Midland National Life Insurance Company
Separate Account C
Janus Aspen Series Growth and Income Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     33,826 shares (cost $650,971)             $   672,799       Dividend income                             $        -
                                                                 Capital gains distributions                     11,932
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 11,932
                                                                                                          --------------
Net Assets                                     $   672,799   Expenses:
                                             --------------
                                                                 Administrative expense                             166
                                                                 Mortality and expense risk                       8,478
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  8,644
                                                                                                          --------------
                                                             Net investment income                                3,288

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               47,905
                                                                 Net unrealized depreciation on
                                                                  investments                                   (20,949)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    30,244
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    501,607     $   287,883

Net increase in net assets resulting from operations                                             30,244          23,376

Capital shares transactions
   Net premiums                                                                                  42,198         228,796
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                       (6,946)         (2,562)
   Transfers of death benefits                                                                        -         (10,921)
   Transfers of other terminations                                                              (12,183)        (12,381)
   Interfund and net transfers to general account                                               117,879         (12,584)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 140,948         190,348
                                                                                         ---------------  --------------

Total increase in net assets                                                                    171,192         213,724
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   672,799    $    501,607
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      119


Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Total Return Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     3,029,744 shares (cost $30,935,891)     $  31,782,014       Dividend income                          $   1,456,021
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                              1,456,021
                                                                                                          --------------
Net Assets                                   $  31,782,014   Expenses:
                                             --------------
                                                                 Administrative expense                          10,836
                                                                 Mortality and expense risk                     440,900
                                                                 Contract maintenance charge                      1,077
                                                                                                          --------------
                                                                                                                452,813
                                                                                                          --------------
                                                             Net investment income                            1,003,208

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments            (186,452)
                                                                 Net unrealized appreciation on
                                                                  investments                                 1,310,518
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $  2,127,274
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                           $  25,087,201   $  14,845,904

Net increase in net assets resulting from operations                                          2,127,274         504,885

Capital shares transactions
   Net premiums                                                                               5,400,536      10,078,754
   Transfers of policy loans                                                                      3,135          (3,638)
   Transfers of surrenders                                                                   (1,817,898)       (488,132)
   Transfers of death benefits                                                                 (322,782)        (35,475)
   Transfers of other terminations                                                             (811,369)       (538,382)
   Interfund and net transfers to general account                                             2,115,917         723,285
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               4,567,539       9,736,412
                                                                                         ---------------  --------------

Total increase in net assets                                                                  6,694,813      10,241,297
                                                                                         ---------------  --------------

Net assets at end of year                                                                 $  31,782,014   $  25,087,201
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      120


Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Low Duration Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     124,634 shares (cost $1,262,950)         $  1,283,734       Dividend income                            $    49,128
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 49,128
                                                                                                          --------------
Net Assets                                    $  1,283,734   Expenses:
                                             --------------
                                                                 Administrative expense                             265
                                                                 Mortality and expense risk                      17,485
                                                                 Contract maintenance charge                         41
                                                                                                          --------------
                                                                                                                 17,791
                                                                                                          --------------
                                                             Net investment income                               31,337

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               10,580
                                                                 Net unrealized appreciation on
                                                                  investments                                    28,797
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    70,714
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    758,175     $   743,875

Net increase in net assets resulting from operations                                             70,714          13,659

Capital shares transactions
   Net premiums                                                                               1,091,859         569,533
   Transfers of policy loans                                                                        632             568
   Transfers of surrenders                                                                      (85,287)       (127,885)
   Transfers of death benefits                                                                  (37,910)              -
   Transfers of other terminations                                                              (22,671)        (15,852)
   Interfund and net transfers to general account                                              (491,778)       (425,723)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 454,845             641
                                                                                         ---------------  --------------

Total increase in net assets                                                                    525,559          14,300
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  1,283,734    $    758,175
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      121


Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust High Yield Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     815,614 shares (cost $6,677,285)         $  6,565,689       Dividend income                            $   423,362
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                423,362
                                                                                                          --------------
Net Assets                                    $  6,565,689   Expenses:
                                             --------------
                                                                 Administrative expense                           3,174
                                                                 Mortality and expense risk                      83,006
                                                                 Contract maintenance charge                        294
                                                                                                          --------------
                                                                                                                 86,474
                                                                                                          --------------
                                                             Net investment income                              336,888

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (12,769)
                                                                 Net unrealized depreciation on
                                                                  investments                                  (196,221)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    127,898
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $  4,747,553   $   2,811,545

Net increase in net assets resulting from operations                                            127,898         288,075

Capital shares transactions
   Net premiums                                                                               1,725,488       2,261,129
   Transfers of policy loans                                                                       (285)             (4)
   Transfers of surrenders                                                                     (226,095)        (57,652)
   Transfers of death benefits                                                                  (11,830)         (5,481)
   Transfers of other terminations                                                             (160,448)       (149,492)
   Interfund and net transfers to general account                                               363,408        (400,567)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               1,690,238       1,647,933
                                                                                         ---------------  --------------

Total increase in net assets                                                                  1,818,136       1,936,008
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  6,565,689    $  4,747,553
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      122


Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Real Return Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     277,956 shares (cost $3,424,450)         $  3,493,905       Dividend income                           $    146,398
                                                                 Capital gains distributions                      7,971
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                154,369
                                                                                                          --------------
Net Assets                                    $  3,493,905   Expenses:
                                             --------------
                                                                 Administrative expense                           2,181
                                                                 Mortality and expense risk                      43,335
                                                                 Contract maintenance charge                        272
                                                                                                          --------------
                                                                                                                 45,788
                                                                                                          --------------
                                                             Net investment income                              108,581

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments             (71,068)
                                                                 Net unrealized appreciation on
                                                                  investments                                   228,697
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    266,210
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $  2,744,513    $  2,409,086

Net increase (decrease) in net assets resulting from operations                                 266,210         (25,070)

Capital shares transactions
   Net premiums                                                                                 248,469         730,872
   Transfers of policy loans                                                                         (4)             (2)
   Transfers of surrenders                                                                     (204,999)        (60,029)
   Transfers of death benefits                                                                  (84,997)        (96,307)
   Transfers of other terminations                                                              (96,875)        (40,700)
   Interfund and net transfers to general account                                               621,588        (173,337)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 483,182         360,497
                                                                                         ---------------  --------------

Total increase in net assets                                                                    749,392         335,427
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  3,493,905    $  2,744,513
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      123


Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust All Asset Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     911 shares (cost $11,024)                 $    10,693       Dividend income                             $      398
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    398
                                                                                                          --------------
Net Assets                                     $    10,693   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                          46
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                     46
                                                                                                          --------------
                                                             Net investment income                                  352

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized depreciation on
                                                                  investments                                      (331)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $       21
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net increase in net assets resulting from operations                                                 21               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                  (46)              -
   Interfund and net transfers to general account                                                10,718               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  10,672               -
                                                                                         ---------------  --------------

Total increase in net assets                                                                     10,693               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    10,693      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      124


Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Structured Small Cap Equity Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     329,283 shares (cost $4,538,282)         $  3,526,618       Dividend income                            $    34,759
                                                                 Capital gains distributions                    367,853
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                402,612
                                                                                                          --------------
Net Assets                                    $  3,526,618   Expenses:
                                             --------------
                                                                 Administrative expense                           1,036
                                                                 Mortality and expense risk                      53,942
                                                                 Contract maintenance charge                         67
                                                                                                          --------------
                                                                                                                 55,045
                                                                                                          --------------
                                                             Net investment income                              347,567

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments             (49,311)
                                                                 Net unrealized depreciation on
                                                                  investments                                  (967,095)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (668,839)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $  3,021,598    $  1,330,567

Net (decrease) increase in net assets resulting from operations                                (668,839)        217,246

Capital shares transactions
   Net premiums                                                                                 983,888       1,285,936
   Transfers of policy loans                                                                       (465)            (95)
   Transfers of surrenders                                                                     (229,218)        (28,338)
   Transfers of death benefits                                                                  (25,625)        (22,971)
   Transfers of other terminations                                                             (100,461)        (51,934)
   Interfund and net transfers to general account                                               545,740         291,187
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               1,173,859       1,473,785
                                                                                         ---------------  --------------

Total increase in net assets                                                                    505,020       1,691,031
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  3,526,618    $  3,021,598
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      125


Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Growth and Income Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     45,647 shares (cost $653,157)            $    571,961       Dividend income                            $    10,545
                                                                 Capital gains distributions                     54,297
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 64,842
                                                                                                          --------------
Net Assets                                    $    571,961   Expenses:
                                             --------------
                                                                 Administrative expense                              75
                                                                 Mortality and expense risk                       7,481
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  7,556
                                                                                                          --------------
                                                             Net investment income                               57,286

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               14,385
                                                                 Net unrealized depreciation on
                                                                  investments                                   (90,506)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (18,835)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    516,031    $    216,287

Net (decrease) increase in net assets resulting from operations                                 (18,835)         99,420

Capital shares transactions
   Net premiums                                                                                 126,605         139,774
   Transfers of policy loans                                                                         40            (497)
   Transfers of surrenders                                                                          (19)           (258)
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (10,758)         (7,753)
   Interfund and net transfers to general account                                               (41,103)         69,058
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  74,765         200,324
                                                                                         ---------------  --------------

Total increase in net assets                                                                     55,930         299,744
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    571,961    $    516,031
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      126


Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Mid Cap Value Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     150,131 shares (cost $2,496,031)         $  2,104,830       Dividend income                            $    16,893
                                                                 Capital gains distributions                    312,602
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                329,495
                                                                                                          --------------
Net Assets                                    $  2,104,830   Expenses:
                                             --------------
                                                                 Administrative expense                             211
                                                                 Mortality and expense risk                      18,612
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 18,823
                                                                                                          --------------
                                                             Net investment income                              310,672

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               42,493
                                                                 Net unrealized depreciation on
                                                                  investments                                  (378,741)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $   (25,576)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $   670,680     $   202,882

Net (decrease) increase in net assets resulting from operations                                 (25,576)         63,877

Capital shares transactions
   Net premiums                                                                               1,048,937         364,216
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (36,484)           (130)
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (32,232)         (8,572)
   Interfund and net transfers to general account                                               479,505          48,407
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               1,459,726         403,921
                                                                                         ---------------  --------------

Total increase in net assets                                                                  1,434,150         467,798
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  2,104,830     $   670,680
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      127


Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Fasciano Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     14,991 shares (cost $230,292)            $    217,365       Dividend income                             $        -
                                                                 Capital gains distributions                      1,604
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  1,604
                                                                                                          --------------
Net Assets                                    $    217,365   Expenses:
                                             --------------
                                                                 Administrative expense                              69
                                                                 Mortality and expense risk                       5,405
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  5,474
                                                                                                          --------------
                                                             Net investment loss                                 (3,870)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               37,281
                                                                 Net unrealized depreciation on
                                                                  investments                                   (17,446)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    15,965
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $   220,995    $    183,788

Net increase in net assets resulting from operations                                             15,965           6,618

Capital shares transactions
   Net premiums                                                                                 (56,236)         61,823
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                          (25)           (952)
   Transfers of death benefits                                                                        -         (19,581)
   Transfers of other terminations                                                               (8,849)         (1,145)
   Interfund and net transfers to general account                                                45,515          (9,556)
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                      (19,595)         30,589
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                          (3,630)         37,207
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    217,365     $   220,995
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      128


Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Mid-Cap Growth Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     51,912 shares (cost $1,331,254)          $  1,460,282       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                    $  1,460,282   Expenses:
                                             --------------
                                                                 Administrative expense                             494
                                                                 Mortality and expense risk                      15,929
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 16,423
                                                                                                          --------------
                                                             Net investment loss                                (16,423)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               95,451
                                                                 Net unrealized appreciation on
                                                                  investments                                   114,254
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    193,282
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $   268,275     $    35,486

Net increase in net assets resulting from operations                                            193,282          13,610

Capital shares transactions
   Net premiums                                                                                 185,060          82,392
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (60,046)           (956)
   Transfers of death benefits                                                                  (18,211)        (21,936)
   Transfers of other terminations                                                              (41,162)           (796)
   Interfund and net transfers to general account                                               933,084         160,475
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 998,725         219,179
                                                                                         ---------------  --------------

Total increase in net assets                                                                  1,192,007         232,789
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  1,460,282     $   268,275
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      129


Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Regency Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     131,397 shares (cost $2,194,084)         $  2,132,570       Dividend income                            $     1,449
                                                                 Capital gains distributions                      4,083
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  5,532
                                                                                                          --------------
Net Assets                                    $  2,132,570   Expenses:
                                             --------------
                                                                 Administrative expense                             118
                                                                 Mortality and expense risk                       5,750
                                                                 Contract maintenance charge                          9
                                                                                                          --------------
                                                                                                                  5,877
                                                                                                          --------------
                                                             Net investment loss                                   (345)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               28,539
                                                                 Net unrealized depreciation on
                                                                  investments                                   (67,273)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $   (39,079)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    182,975    $     81,221

Net (decrease) increase in net assets resulting from operations                                 (39,079)         16,031

Capital shares transactions
   Net premiums                                                                                  82,755          54,264
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                       (8,279)              -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (7,594)           (686)
   Interfund and net transfers to general account                                             1,921,792          32,145
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               1,988,674          85,723
                                                                                         ---------------  --------------

Total increase in net assets                                                                  1,949,595         101,754
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  2,132,570    $    182,975
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      130


Midland National Life Insurance Company
Separate Account C
Premier VIT OpCap Small Cap Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     10,702 shares (cost $342,552)            $    312,404       Dividend income                             $        -
                                                                 Capital gains distributions                     73,479
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 73,479
                                                                                                          --------------
Net Assets                                    $    312,404   Expenses:
                                             --------------
                                                                 Administrative expense                             320
                                                                 Mortality and expense risk                       5,673
                                                                 Contract maintenance charge                        128
                                                                                                          --------------
                                                                                                                  6,121
                                                                                                          --------------
                                                             Net investment income                               67,358

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               15,384
                                                                 Net unrealized depreciation on
                                                                  investments                                   (44,625)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $     38,117
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $   250,243     $     8,790

Net increase in net assets resulting from operations                                             38,117          13,304

Capital shares transactions
   Net premiums                                                                                 121,853          62,323
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (11,135)           (480)
   Transfers of death benefits                                                                   (1,918)              -
   Transfers of other terminations                                                               (8,106)              -
   Interfund and net transfers to general account                                               (76,650)        166,306
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  24,044         228,149
                                                                                         ---------------  --------------

Total increase in net assets                                                                     62,161         241,453
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    312,404     $   250,243
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      131


Midland National Life Insurance Company
Separate Account C
Premier VIT OpCap Renaissance Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     818 shares (cost $12,457)                $     12,103       Dividend income                             $      208
                                                                 Capital gains distributions                      2,668
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  2,876
                                                                                                          --------------
Net Assets                                    $     12,103   Expenses:
                                             --------------
                                                                 Administrative expense                              51
                                                                 Mortality and expense risk                       4,821
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  4,872
                                                                                                          --------------
                                                             Net investment loss                                 (1,996)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments              (3,954)
                                                                 Net unrealized appreciation on
                                                                  investments                                     2,148
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (3,802)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $  2,230,227     $    29,448

Net decrease in net assets resulting from operations                                             (3,802)         (3,454)

Capital shares transactions
   Net premiums                                                                                  51,132          10,872
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                          (10)              -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (4,657)              -
   Interfund and net transfers to general account                                            (2,260,787)      2,193,361
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                   (2,214,322)      2,204,233
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                      (2,218,124)      2,200,779
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $     12,103    $  2,230,227
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      132


Midland National Life Insurance Company
Separate Account C
Credit Suisse Global Small Cap Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     3,211 shares (cost $49,547)               $    45,218       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                     $    45,218   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         686
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    686
                                                                                                          --------------
                                                             Net investment loss                                   (686)

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments                (734)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (4,329)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (5,749)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net decrease in net assets resulting from operations                                             (5,749)              -

Capital shares transactions
   Net premiums                                                                                  30,402               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (2,855)              -
   Interfund and net transfers to general account                                                23,420               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  50,967               -
                                                                                         ---------------  --------------

Total increase in net assets                                                                     45,218               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    45,218      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      133


Midland National Life Insurance Company
Separate Account C
Credit Suisse Trust Large Cap Value Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     9,253 shares (cost $146,494)             $    124,730       Dividend income                            $     1,773
                                                                 Capital gains distributions                     26,311
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 28,084
                                                                                                          --------------
Net Assets                                    $    124,730   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       2,909
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  2,909
                                                                                                          --------------
                                                             Net investment income                               25,175

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                  572
                                                                 Net unrealized depreciation on
                                                                  investments                                   (27,197)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $     (1,450)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    133,890      $        -

Net (decrease) increase in net assets resulting from operations                                  (1,450)          6,020

Capital shares transactions
   Net premiums                                                                                  89,531          36,797
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (3,069)           (764)
   Interfund and net transfers to general account                                               (94,172)         91,837
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                       (7,710)        127,870
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                          (9,160)        133,890
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    124,730    $    133,890
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      134


Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Appreciation Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     2,008 shares (cost $88,630)               $    89,543       Dividend income                             $      736
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    736
                                                                                                          --------------
Net Assets                                     $    89,543   Expenses:
                                             --------------
                                                                 Administrative expense                               1
                                                                 Mortality and expense risk                       2,522
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  2,523
                                                                                                          --------------
                                                             Net investment loss                                 (1,787)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments                7,680
                                                                 Net unrealized appreciation on
                                                                  investments                                       913
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     6,806
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net increase in net assets resulting from operations                                              6,806               -

Capital shares transactions
   Net premiums                                                                                   5,304               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (12,680)              -
   Interfund and net transfers to general account                                                90,113               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  82,737               -
                                                                                         ---------------  --------------

Total increase in net assets                                                                     89,543               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    89,543      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      135


Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund International Value Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     13,667 shares (cost $241,351)             $   237,667       Dividend income                             $      565
                                                                 Capital gains distributions                      5,058
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  5,623
                                                                                                          --------------
Net Assets                                     $   237,667   Expenses:
                                             --------------
                                                                 Administrative expense                               2
                                                                 Mortality and expense risk                       2,752
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  2,754
                                                                                                          --------------
                                                             Net investment income                                2,869

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments                (715)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (7,471)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $     (5,317)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    39,687      $        -

Net (decrease) increase in net assets resulting from operations                                  (5,317)          4,008

Capital shares transactions
   Net premiums                                                                                 127,122         236,510
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (17,794)           (380)
   Interfund and net transfers to general account                                                93,969        (200,451)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 203,297          35,679
                                                                                         ---------------  --------------

Total increase in net assets                                                                    197,980          39,687
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   237,667     $    39,687
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      136


Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Socially Responsible Growth Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           -
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      -
                                                                                                          --------------
                                                             Net investment income                                    -

                                                             Realized and unrealized gains
                                                              losses on investments:
                                                                 Net realized losses on investments                   -
                                                                 Net unrealized depreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $        -
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (decrease) increase in net assets resulting from operations                                       -               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                     -               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                       -               -
                                                                                         ---------------  --------------

Total increase in net assets                                                                          -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      137


Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust Managed Bond Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     37,171 shares (cost $732,784)            $    730,031       Dividend income                            $     9,763
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  9,763
                                                                                                          --------------
Net Assets                                    $    730,031   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       8,158
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  8,158
                                                                                                          --------------
                                                             Net investment income                                1,605

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments              (2,442)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (1,895)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (2,732)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    82,642      $        -

Net decrease in net assets resulting from operations                                             (2,732)           (869)

Capital shares transactions
   Net premiums                                                                                      13           1,838
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (1,229)            (19)
   Interfund and net transfers to general account                                               651,337          81,692
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 650,121          83,511
                                                                                         ---------------  --------------

Total increase in net assets                                                                    647,389          82,642
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    730,031     $    82,642
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      138


Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust All-Cap Equity Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     85,574 shares (cost $2,270,913)         $   2,156,412       Dividend income                            $     6,104
                                                                 Capital gains distributions                    101,969
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                108,073
                                                                                                          --------------
Net Assets                                   $   2,156,412   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                      33,079
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 33,079
                                                                                                          --------------
                                                             Net investment income                               74,994

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               26,716
                                                                 Net unrealized depreciation on
                                                                  investments                                  (126,451)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (24,741)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    430,616      $        -

Net (decrease) increase in net assets resulting from operations                                 (24,741)         15,740

Capital shares transactions
   Net premiums                                                                                     261          34,899
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (8,222)           (381)
   Interfund and net transfers to general account                                             1,758,498         380,358
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               1,750,537         414,876
                                                                                         ---------------  --------------

Total increase in net assets                                                                  1,725,796         430,616
                                                                                         ---------------  --------------

Net assets at end of year                                                                 $   2,156,412    $    430,616
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      139


Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust HY Bond Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     23,777 shares (cost $468,106)            $    464,137       Dividend income                            $     7,526
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  7,526
                                                                                                          --------------
Net Assets                                    $    464,137   Expenses:
                                             --------------
                                                                 Administrative expense                               4
                                                                 Mortality and expense risk                       4,879
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  4,883
                                                                                                          --------------
                                                             Net investment income                                2,643

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments              (5,656)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (3,969)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (6,982)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net decrease in net assets resulting from operations                                             (6,982)              -

Capital shares transactions
   Net premiums                                                                                  14,498               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (10,479)              -
   Interfund and net transfers to general account                                               467,100               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 471,119               -
                                                                                         ---------------  --------------

Total increase in net assets                                                                    464,137               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    464,137      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      140


Midland National Life Insurance Company
Separate Account C
Van Kampen Life Investment Trust Growth and Income Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     2,707 shares (cost $59,730)               $    57,681       Dividend income                             $      551
                                                                 Capital gains distributions                      1,487
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  2,038
                                                                                                          --------------
Net Assets                                     $    57,681   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       1,495
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  1,495
                                                                                                          --------------
                                                             Net investment income                                  543

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                1,121
                                                                 Net unrealized depreciation on
                                                                  investments                                    (2,049)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $     (385)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (decrease) increase in net assets resulting from operations                                    (385)            100

Capital shares transactions
   Net premiums                                                                                  40,074          50,748
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (2,669)              -
   Interfund and net transfers to general account                                                20,661         (50,848)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                       58,066            (100)
                                                                                         ---------------  --------------

Total increase in net assets                                                                     57,681               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    57,681      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      141


Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds Emerging Markets Debt Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     16,923 shares (cost $146,132)            $    143,678       Dividend income                            $     7,328
                                                                 Capital gains distributions                      3,151
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 10,479
                                                                                                          --------------
Net Assets                                    $    143,678   Expenses:
                                             --------------
                                                                 Administrative expense                               1
                                                                 Mortality and expense risk                       1,834
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  1,835
                                                                                                          --------------
                                                             Net investment income                                8,644

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments              (1,275)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (3,587)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     3,782
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    19,084      $        -

Net increase in net assets resulting from operations                                              3,782           1,027

Capital shares transactions
   Net premiums                                                                                  99,998          18,243
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (3,929)           (186)
   Interfund and net transfers to general account                                                24,743               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 120,812          18,057
                                                                                         ---------------  --------------

Total increase in net assets                                                                    124,594          19,084
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    143,678     $    19,084
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      142


Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds Emerging Markets Equity Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     15,530 shares (cost $347,925)             $   376,592       Dividend income                            $     1,858
                                                                 Capital gains distributions                     50,341
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 52,199
                                                                                                          --------------
Net Assets                                     $   376,592   Expenses:
                                             --------------
                                                                 Administrative expense                              15
                                                                 Mortality and expense risk                       6,746
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  6,761
                                                                                                          --------------
                                                             Net investment income                               45,438

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               50,244
                                                                 Net unrealized depreciation on
                                                                  investments                                    (1,194)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    94,488
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $   220,426      $        -

Net increase in net assets resulting from operations                                             94,488          29,571

Capital shares transactions
   Net premiums                                                                                  97,203           6,303
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (10,624)           (249)
   Interfund and net transfers to general account                                               (24,901)        184,801
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  61,678         190,855
                                                                                         ---------------  --------------

Total increase in net assets                                                                    156,166         220,426
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   376,592     $   220,426
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      143


Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds Mid Cap Growth Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     16,850 shares (cost $231,675)            $    244,319       Dividend income                             $        -
                                                                 Capital gains distributions                      4,999
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  4,999
                                                                                                          --------------
Net Assets                                    $    244,319   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       2,417
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  2,417
                                                                                                          --------------
                                                             Net investment income                                2,582

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments                (109)
                                                                 Net unrealized appreciation on
                                                                  investments                                    12,644
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $     15,117
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net increase in net assets resulting from operations                                             15,117             681

Capital shares transactions
   Net premiums                                                                                 245,770         150,256
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (359)              -
   Interfund and net transfers to general account                                               (16,209)       (150,937)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                      229,202            (681)
                                                                                         ---------------  --------------

Total increase in net assets                                                                    244,319               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    244,319      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      144


Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds U.S. Mid Cap Value Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     866 shares (cost $16,364)                 $    16,485       Dividend income                             $       35
                                                                 Capital gains distributions                        603
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    638
                                                                                                          --------------
Net Assets                                     $    16,485   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                          77
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                     77
                                                                                                          --------------
                                                             Net investment income                                  561

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments                (608)
                                                                 Net unrealized appreciation on
                                                                  investments                                       121
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $       74
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net increase in net assets resulting from operations                                                 74             567

Capital shares transactions
   Net premiums                                                                                  73,485         150,256
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                  (16)              -
   Interfund and net transfers to general account                                               (57,058)       (150,823)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                       16,411            (567)
                                                                                         ---------------  --------------

Total increase in net assets                                                                     16,485               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    16,485      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      145


Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds U.S. Real Estate Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     6,332 shares (cost $172,069)             $    138,157       Dividend income                             $      990
                                                                 Capital gains distributions                      9,180
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 10,170
                                                                                                          --------------
Net Assets                                    $    138,157   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       2,475
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  2,475
                                                                                                          --------------
                                                             Net investment income                                7,695

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments               8,279
                                                                 Net unrealized depreciation on
                                                                  investments                                   (43,798)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $   (27,824)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    100,767      $        -

Net increase in net assets resulting from operations                                            (27,824)         13,259

Capital shares transactions
   Net premiums                                                                                 115,454         128,468
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (4,103)           (189)
   Interfund and net transfers to general account                                               (46,137)        (40,771)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                       65,214          87,508
                                                                                         ---------------  --------------

Total increase in net assets                                                                     37,390         100,767
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    138,157    $    100,767
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      146


Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust Critical Math Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,693,616 shares (cost $16,899,953)     $   16,411,138      Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                   $   16,411,138  Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                     131,528
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                131,528
                                                                                                          --------------
                                                             Net investment income                             (131,528)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              (15,665)
                                                                 Net unrealized depreciation on
                                                                  investments                                  (488,815)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $   (636,008)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (increase) decrease in net assets resulting from operations                                (636,008)              -

Capital shares transactions
   Net premiums                                                                                 417,493               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (62,709)              -
   Interfund and net transfers to general account                                            16,692,362               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                              17,047,146               -
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                      16,411,138               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                $   16,411,138      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      147



Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
--------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies


        Organization
        Midland National Life Separate Account C ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 as amended, is a segregated investment account of Midland National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account consists of eight insurance products, each with different characteristics and product features which result in varying charges. The Separate Account is used to fund variable annuity contracts of the Company. Sammons Securities Corporation, an affiliate, serves as the underwriter of the variable products.


        Investments
        The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance Products Fund II ("VIPF II"), Fidelity Variable Insurance Products Fund III ("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"), MFS Variable Insurance Trust ("MFS"), Lord Abbett Series Fund, Inc. ("LAC"), Alger American Fund ("FAM"), Calvert Variable Series, Inc. ("CAM"), AIM Variable Insurance Funds ("AIM"), LEVCO Series Trust ("LEVCO"), J.P. Morgan Series Trust II ("JP"), Rydex Variable Trust ("RYDEX"), ProFunds VP ("PF"), Van Eck Worldwide Insurance Trust ("VE"), Janus Aspen Series ("JANUS"), PIMCO Variable Insurance Trust ("PIMCO"), Goldman Sachs Variable Insurance Trust ("Goldman"), Neuberger Berman Advisors Management Trust ("Neuberger"), Premier VIT ("Premier"), Credit Suisse Trust ("CS"), the Dreyfus Variable Investment Fund ("Dreyfus"), the Direxion Insurance Trust ("Direxion"), the Van Kampen Life Investment Trust ("VKLIT"), the Van Kampen Universal Institutional Funds ("VKUIF") and the Northern Lights Variable Trust ("NLVT"), (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants.


        The following funds were all added effective May 1, 2006: CS Global Small Cap Portfolio, CS Large Cap Value Portfolio, AIM Basic Value Fund, AIM Global Real Estate Fund, AIM International Growth Fund, AIM Mid Cap Core Equity Fund, PF Access VP High Yield Fund, PF Asia 30, PF Banks, PF Basic Materials, PF Bear, PF Biotechnology, PF Bull, PF Consumer Goods, PF Consumer Services, PF Dow 30, PF Europe 30, PF Financials, PF Health Care, PF Industrials, PF Internet, PF Japan, PF Large-Cap Growth, PF Large-Cap Value, PF Mid-Cap Growth, PF Mid-Cap Value, PF Money Market, PF Oil & Gas, PF NASDAQ-100, PF Pharmaceuticals, PF Precious Metals, PF Real Estate, PF Rising Rates Opportunity, PF Semiconductor, PF Short Dow 30, PF Short Mid-Cap, PF Short NASDAQ-100, PF Short Small-Cap, PF Small-Cap, PF Small-Cap Growth, PF Small-Cap Value, PF Technology, PF Telecommunciations, PF U.S. Government Plus, PF UltraBull, PF UltraMid-Cap, PF Ultra NASDAQ-100, PF Ultra Small-Cap, PF Utilities, RYDEX Dynamic Dow Fund, RYDEX Dynamic OTC Fund, RYDEX Dynamic S&P 500 Fund, RYDEX Inverse Dynamic Dow Fund, Dreyfus Appreciation Portfolio, Dreyfus International Value Portfolio, Dreyfus Socially Responsible Growth Fund, Direxion Managed Bond Fund, Direxion All-Cap Equity Fund, Direxion HY Bond Fund, VKLIT Growth and Income Portfolio, VKUIF Emerging Markets Debt Portfolio, VKUIF Emerging Markets Equity Portfolio, VK Mid Cap Growth Portfolio, VKUIF U.S. Mid Cap Value Portfolio, and VK U.S. Real Estate Portfolio. The following funds were all added effective May 1, 2007: PF Emerging Markets, PF Falling U.S. Dollar, PF International, PF Mid-Cap, PF Short Emerging Markets, PF Short International, PF UltraShort Dow 30, PF UltraShort NASDAQ-100, PIMCO All Asset Portfolio, and NLVT Critical Math Portfolio. All other portfolios have been in existence for more than two years.


        Effective February 6, 2006, the LEVCO Series Trust Equity Value Fund was liquidated. This plan of liquidation and dissolution was approved by the Board of Trustees of LEVCO Series Trust on December 5, 2005. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.


        Effective June 1, 2007, the FAM Small Capitalization Portfolio was closed to new investors. Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.


        Effective September 28, 2007, the CAM VS Social Small Cap Growth Portfolio was merged with the CAM VS Social Mid Cap Portfolio. This plan of merger was approved by the Board of Directors of Calvert Variable Series, Inc. All policyowners were able to exchange the assets of the CAM VS Social Small Cap Growth Portfolio for shares of equal value in the CS VS Social Mid-Cap Growth Portfolio.


        Effective January 8, 2008, the Premier OpCap Renaissance Portfolio was liquidated. The fund stopped accepting new investments on November 9, 2007. This plan of liquidation was approved by the Board of Trustees of Premier VIT on August 14, 2007. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.


        Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.


        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.


        Use of Estimates
        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


2.      Expenses


        The Company is compensated for certain expenses as described below. The rates of each applicable charge is described in the Separate Account's prospectus.


        o A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.


        o A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.


        o A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.


3.      Purchases and Sales of Investment Securities



        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2007 and 2006, were as follows:


                                                                   2007                                  2006
                                                    ------------------------------------  ------------------------------------
 Portfolio                                             Purchases            Sales            Purchases            Sales

Fidelity Variable Insurance Products
Fund I
    Money Market Portfolio                              $ 67,212,034       $ 57,591,028       $ 28,098,087       $ 25,179,060
    High Income Portfolio                                 10,563,403         14,629,148         10,384,079          7,091,490
    Equity-Income Portfolio                               10,051,231          8,973,614          7,877,702          6,163,404
    Growth Portfolio                                      11,917,789         12,839,763            877,658          5,385,390
    Overseas Portfolio                                     8,483,997          5,242,158          4,940,783          1,747,372
    Mid Cap Portfolio                                      5,156,473          4,006,738          4,866,486          3,626,611
Fidelity Variable Insurance Products
 Fund II
    Asset Manager Portfolio                                  511,224          1,027,356            338,992          1,049,860
    Investment Grade Bond Portfolio                        3,338,336          2,425,496          1,701,130          1,892,295
    Index 500 Portfolio                                    8,454,298          9,898,858         10,315,645          6,908,829
    Contrafund Portfolio                                  16,813,284         11,512,829         11,447,503          6,916,366
    Asset Manager: Growth Portfolio                          293,620            555,185            197,249            789,361
Fidelity Variable Insurance Products
 Fund III
    Balanced Portfolio                                     1,745,736          1,430,966          1,659,941          1,013,790
    Growth & Income Portfolio                                637,529          1,290,524            752,838          1,577,583
    Growth Opportunities Portfolio                         2,351,279          2,565,437             93,821            663,111
    Value Strategies Portfolio                             5,313,110          5,077,447            106,907             61,158
American Century Variable
 Portfolios, Inc.
    Balanced Fund                                            721,728            458,339            844,792            440,932
    Capital Appreciation Fund                             12,524,391          8,432,419            780,592            628,674
    International Fund                                     7,672,735          9,716,668          4,650,217          3,585,082
    Value Fund                                             7,758,630          6,324,836          8,173,236          3,446,758
    Income and Growth Fund                                 2,014,257          2,169,493            398,907            473,019
    Inflation Protection Fund                              7,865,156          4,834,773          4,410,539            232,924
    Large Company Value Fund                                 770,817            681,745            837,925            284,552
    Mid Cap Value Fund                                       995,125            870,894            236,975             25,450
    Ultra Fund                                               596,900             81,837             45,839            103,068
MFS Variable Insurance Trust
    Research Series                                          104,340            602,663          1,694,059          2,103,595
    Emerging Growth Series                                 1,096,010          2,038,267            174,104            762,211
    Investors Trust Series                                    93,912            299,185            325,564            424,079
    New Discovery Series                                     472,143            739,613            287,393            810,098
Lord Abbett Series Fund, Inc.
    Growth & Income Portfolio                              3,613,670          2,760,095          3,398,966          3,020,892
    Mid-Cap Value Portfolio                                7,502,799          6,384,391         11,551,226          9,321,285
    International Portfolio                               14,651,867          6,561,728         11,443,734          1,625,219
Alger American Fund
    Growth Portfolio                                       4,328,025          3,422,665          5,695,208          1,452,544
    MidCap Growth Portfolio                                5,641,120          2,982,999          3,288,902          1,204,868
    Leveraged AllCap Portfolio                             5,532,663          2,568,303          1,726,691          1,631,881
    Small Capitalization Portfolio                         1,398,287          1,761,997          1,794,887          1,223,057
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio                         88,543            449,475            138,268             37,357
    Social Mid Cap Growth Portfolio                          499,996             46,481            128,805              9,835
    Social Equity Portfolio                                  188,451             93,239            623,225            422,153
AIM Variable Insurance Funds
    Technology Fund                                        1,453,720            750,288            155,476             27,218
    Utilities Fund                                         5,491,044          4,139,033          2,848,455          2,049,874
    Financial Services Fund                                  833,451            570,101            579,218            280,883
    Global Health Care Fund                                  333,654          2,410,409          1,909,784            885,848
    Basic Value Fund                                         300,512             26,071                  -                  -
    Global Real Estate Fund                                  588,969            171,706                  -                  -
    International Growth Fund                                781,934            339,661            127,192             34,582
    Mid Cap Core Equity Fund                                 506,015            269,710                120                123
LEVCO Series Trust
    Equity Value Fund                                              -                  -                  -              2,406
J.P. Morgan Series Trust II
    Bond Portfolio                                         3,775,616          2,974,180          3,328,811            872,892
    Small Company Portfolio                                2,919,408          2,958,357            462,185            267,906
Rydex Variable Trust
    Nova Fund                                              1,723,086            580,503            587,619            386,502
    OTC Fund                                                 291,948            212,720            946,837          1,190,281
    U.S. Government Money Market Fund                     25,200,975         25,375,963         22,182,133         20,825,347
    Inverse S&P 500 Fund                                     953,254            740,145            933,208            312,417
    Inverse OTC Fund                                         785,250            597,470          1,504,938          1,136,062
    Inverse Government Long Bond Fund                        407,942            250,167            482,376            425,188
    Sector Rotation Fund                                   1,619,256          1,510,599          2,024,858            233,632
    Government Long Bond Advantage                         1,405,973          1,354,348             48,689             47,157
    Dynamic Dow Fund                                       2,919,537          2,933,745          1,245,019          1,116,669
    Dynamic OTC Fund                                      11,866,500         12,065,492          8,435,402          8,738,158
    Dynamic S&P 500 Fund                                     519,728            437,711            247,952            231,650
    Inverse Dynamic Dow Fund                               4,466,868          6,077,113         10,197,615          6,025,136
ProFunds VP
    Access VP High Yield Fund                              1,692,635            627,270            347,418              4,367
    Asia 30                                               12,216,292         10,820,583            955,942            436,823
    Banks                                                    169,974            163,764             34,594             28,933
    Basic Materials                                        1,132,646            633,075             71,153             46,343
    Bear                                                   4,211,872          4,142,404            534,621            529,940
    Biotechnology                                            464,650            422,695            250,247            247,498
    Bull                                                   3,435,270          3,663,217          1,113,511            690,095
    Consumer Goods                                           283,680            275,494             17,063             17,068
    Consumer Services                                        153,637            151,572             77,194             76,264
    Dow 30                                                   958,255          1,037,219            406,806            319,433
    Emerging Markets                                       1,226,028                330                  -                  -
    Europe 30                                              1,394,448          1,369,144            166,200             90,797
    Falling U.S. Dollar                                            -                  -                  -                  -
    Financials                                               966,257            381,965            107,147             33,763
    Health Care                                            1,370,219            353,733            135,074             61,473
    Industrials                                              123,018             84,825             17,240             17,169
    International                                                  -                  -                  -                  -
    Internet                                                 475,012            288,489             29,050             29,448
    Japan                                                  4,570,770          4,532,396          1,071,493            893,487
    Large-Cap Growth                                       7,729,214          7,227,876            336,615            306,827
    Large-Cap Value                                        1,346,831          1,540,639            466,087            174,603
    Mid-Cap                                                        -                  -                  -                  -
    Mid-Cap Growth                                        10,905,990         10,148,115             56,643             34,469
    Mid-Cap Value                                          3,098,645          2,841,981            118,483             75,510
    Money Market                                         222,156,595        211,066,750         13,187,309         12,184,949
    Oil & Gas                                              3,226,123          1,280,957            306,634            249,992
    NASDAQ-100                                            10,613,670         10,507,658            764,019            704,732
    Pharmaceuticals                                          102,319             92,494              6,746              4,141
    Precious Metals                                        3,651,206          2,804,732          2,804,871          2,842,276
    Real Estate                                            1,051,754            963,427            228,536             87,555
    Rising Rates Opportunity                               1,290,167          1,180,192            367,580            343,484
    Semiconductor                                            174,498            220,794          1,119,369          1,076,136
    Short Dow 30                                                   -                  -             25,720             25,777
    Short Emerging Markets                                         -                  -                  -                  -
    Short International                                            -                  -                  -                  -
    Short Mid-Cap                                            125,004            126,050             20,317             20,235
    Short NASDAQ-100                                      23,093,722         22,863,295            559,444            553,367
    Short Small-Cap                                        1,378,055          1,435,037            189,684            133,776
    Small-Cap                                              4,629,901          5,418,812          2,048,436          1,187,454
    Small-Cap Growth                                      28,871,452         27,776,894            130,280            126,039
    Small-Cap Value                                       10,649,670         10,758,227            174,828             68,785
    Technology                                             1,458,424            735,348             94,444             26,569
    Telecommunications                                       350,770            366,364            105,786             51,111
    U.S. Government Plus                                     627,522            568,206            177,482            175,307
    UltraBull                                             17,679,471         17,470,966            358,040            222,059
    UltraMid-Cap                                          52,781,053         52,631,801          1,920,255          1,015,935
    UltraNASDAQ-100                                       27,380,682         23,800,386            103,781             83,192
    UltraShort Dow 30                                              -                  -                  -                  -
    UltraShort NASDAQ-100                                      8,000                  2                  -                  -
    UltraSmall-Cap                                        36,791,897         34,462,839            120,661            122,548
    Utilities                                              1,187,533          1,604,342            636,338             89,236
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                            13,970,105          8,960,775          7,646,442          4,351,498
    Worldwide Emerging Markets Fund                       17,097,640         16,189,641          6,610,816          1,816,653
    Worldwide Bond Fund                                    1,359,612          1,282,232            603,016            501,783
    Worldwide Real Estate Fund                             4,294,577          3,112,437          2,899,035          2,038,649
Janus Aspen Series
    Growth and Income Portfolio                              418,933            274,698            267,202             75,209
PIMCO Variable Insurance Trust
    Total Return Portfolio                                11,215,553          5,644,807         13,063,469          2,625,065
    Low Duration Portfolio                                 3,055,871          2,569,690            556,782            538,428
    High Yield Portfolio                                   3,793,079          1,765,951          2,991,935          1,145,169
    Real Return Portfolio                                  5,646,672          5,054,912          1,720,024          1,217,739
    All Asset Portfolio                                       11,116                 92                  -                  -
Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund                       2,246,442            725,016          1,946,991            280,762
    Growth and Income Fund                                 1,392,611          1,260,562          3,022,677          2,805,405
    Mid Cap Value Fund                                     2,675,607            905,209            509,522             38,512
Neuberger Berman Advisors Management Trust
    Fasciano Portfolio                                     1,785,530          1,808,993             82,745             49,714
    Mid-Cap Growth Portfolio                               2,577,530          1,595,231            260,505             43,778
    Regency Portfolio                                      2,855,975            867,646            152,804             58,303
Premier VIT
    OpCap Small Cap Portfolio                              1,595,817          1,504,425            374,086            146,467
    OpCap Renaissance Portfolio                            1,798,865          4,015,184          2,217,408             13,745
Credit Suisse Trust
    Global Small Cap Portfolio                                60,614             10,333                  -                  -
    Large Cap Value Portfolio                                223,242            205,777            183,464             56,031
Dreyfus Variable Investment Fund
    Appreciation Portfolio                                   276,293            195,342                  -                  -
    International Value Portfolio                            313,219            107,054            236,511            201,087
    Socially Responsible Growth Portfolio                          -                  -                  -                  -
Direxion Insurance Trust
    Managed Bond Fund                                        868,778            217,053             83,722                221
    All-Cap Equity Fund                                    3,017,619          1,192,089            421,002              2,486
    HY Bond Fund                                           1,151,939            678,177                  -                  -
Van Kampen Life Investment Trust
    Growth and Income Portfolio                              149,566             90,956             50,750             50,850
Van Kampen Universal Institutional Funds
    Emerging Markets Debt Portfolio                          161,783             32,328             18,244                304
    Emerging Markets Equity Portfolio                        697,429            590,312            349,092            158,691
    Mid Cap Growth Portfolio                                 343,768            111,985            150,266            150,947
    U.S. Mid Cap Value Portfolio                              73,731             56,759            150,266            150,833
    U.S. Real Estate Portfolio                               173,136            100,228            128,981             42,408
Northern Lights Variable Trust
    Critical Math Portfolio                               17,307,549            391,931                  -                  -
                                                    -----------------  -----------------  -----------------  -----------------
                                                       $ 917,934,580      $ 810,454,328      $ 283,017,660      $ 192,494,846
                                                    -----------------  -----------------  -----------------  -----------------

4.      Summary of Changes from Unit Transactions



        Transactions in units for the years ended December 31, 2007 and 2006, were as follows:


                                                             2007                                    2006
                                            -------------------------------------   -------------------------------------
                                                                     Net Increase/                           Net Increase/
Portfolio                                    Purchases     Sales     (Decrease)      Purchases     Sales     (Decrease)

Fidelity Variable Insurance Products
Fund I
   Money Market Portfolio                     5,537,736   4,743,429      794,307      2,359,098   2,104,636      254,462
   High Income Portfolio                        671,220     960,869     (289,649)       674,998     485,775      189,223
   Equity-Income Portfolio                      451,515     372,203       79,312        284,292     204,836       79,456
   Growth Portfolio                             834,463     803,863       30,600         43,962     222,879     (178,917)
   Overseas Portfolio                           358,537     240,967      117,570        292,966      87,868      205,098
   Mid Cap Portfolio                            193,741     182,982       10,759        194,713     194,836         (123)
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                       11,349      49,229      (37,880)        13,187      56,117      (42,930)
   Investment Grade Bond Portfolio              233,682     168,527       65,155         98,083     108,130      (10,047)
   Index 500 Portfolio                          496,836     453,032       43,804        735,546     283,523      452,023
   Contrafund Portfolio                         333,351     434,354     (101,003)       458,683     242,499      216,184
   Asset Manager: Growth Portfolio               12,711      26,144      (13,433)         8,683      39,611      (30,928)
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                           101,225      85,036       16,189        110,188      67,964       42,224
   Growth & Income Portfolio                     19,681      69,409      (49,728)        42,077      92,684      (50,607)
   Growth Opportunities Portfolio               158,595     176,356      (17,761)         6,294      52,444      (46,150)
   Value Strategies Portfolio                   377,931     364,250       13,681          7,065       4,635        2,430
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                 38,657      26,636       12,021         52,068      28,538       23,530
   Capital Appreciation Fund                    682,554     463,214      219,340         53,447      37,299       16,148
   International Fund                           423,056     533,103     (110,047)       310,686     229,157       81,529
   Value Fund                                   352,817     362,163       (9,346)       448,602     194,230      254,372
   Income and Growth Fund                       139,335     148,276       (8,941)        27,923      33,604       (5,681)
   Inflation Protection Fund                    741,718     462,037      279,681        435,577      21,163      414,414
   Large Company Value Fund                      61,187      54,645        6,542         73,915      23,896       50,019
   Mid Cap Value Fund                            72,867      63,758        9,109         19,284       2,049       17,235
   Ultra Fund                                    54,537       7,155       47,382          4,841      10,594       (5,753)
MFS Variable Insurance Trust
   Research Series                                6,419      42,675      (36,256)       139,052     168,762      (29,710)
   Emerging Growth Series                        83,720     152,228      (68,508)        15,153      61,066      (45,913)
   Investors Trust Series                         5,913      22,165      (16,252)        28,587      36,306       (7,719)
   New Discovery Series                          14,210      37,704      (23,494)        15,301      41,262      (25,961)
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                    195,687     162,942       32,745        223,882     210,329       13,553
   Mid-Cap Value Portfolio                      277,232     330,855      (53,623)       599,208     508,362       90,846
   International Portfolio                      566,352     302,322      264,030        569,488      96,948      472,540
Alger American Fund
   Growth Portfolio                             388,436     277,866      110,570        555,232     146,448      408,784
   MidCap Growth Portfolio                      305,682     197,855      107,827        200,806      98,984      101,822
   Leveraged AllCap Portfolio                   436,906     205,286      231,620        177,287     184,598       (7,311)
   Small Capitalization Portfolio                92,200     113,726      (21,526)       155,571     111,408       44,163
Calvert Variable Series, Inc.
   Social Small Cap Growth Portfolio              8,536      44,163      (35,627)        14,829       3,415       11,414
   Social Mid Cap Growth Portfolio               39,109       3,385       35,724         11,811         652       11,159
   Social Equity Portfolio                       12,547       6,683        5,864         55,469      38,178       17,291
AIM Variable Insurance Funds
   Technology Fund                              122,246      63,680       58,566         14,986       2,411       12,575
   Utilities Fund                               274,000     222,989       51,011        178,743     144,944       33,799
   Financial Services Fund                       54,139      42,489       11,650         44,760      20,919       23,841
   Global Health Care Fund                       27,398     194,173     (166,775)       167,837      74,283       93,554
   Basic Value Fund                              26,623       2,046       24,577              -           -            -
   Global Real Estate Fund                       40,330      13,278       27,052              -           -            -
   International Growth Fund                     65,719      26,636       39,083         12,330       3,196        9,134
   Mid Cap Core Equity Fund                      44,962      23,702       21,260             12          12            -
LEVCO Series Trust
   Equity Value Fund                                  -           -            -              -         206         (206)
J.P. Morgan Series Trust II
   Bond Portfolio                               294,007     259,089       34,918        283,934      72,686      211,248
   Small Company Portfolio                      201,896     204,108       (2,212)        30,175      17,712       12,463
Rydex Variable Trust
   Nova Fund                                    125,431      40,948       84,483         49,996      32,797       17,199
   OTC Fund                                      23,205      17,595        5,610         84,790     103,513      (18,723)
   U.S. Government Money Market Fund          2,971,890   2,991,486      (19,596)     2,210,713   2,076,843      133,870
   Inverse S&P 500 Fund                         133,431     108,892       24,539        116,677      41,959       74,718
   Inverse OTC Fund                             137,268     108,212       29,056        242,137     188,676       53,461
   Inverse Government Long Bond Fund             42,145      27,397       14,748         50,649      48,309        2,340
   Sector Rotation Fund                          96,368      99,799       (3,431)       146,024      16,964      129,060
   Government Long Bond Advantage               136,808     125,255       11,553          4,898       4,838           60
   Dynamic Dow Fund                             199,864     202,996       (3,132)       113,421     102,802       10,619
   Dynamic OTC Fund                           1,336,159   1,342,915       (6,756)       927,907     916,231       11,676
   Dynamic S&P 500 Fund                         321,916     316,227        5,689         22,973      21,319        1,654
   Inverse Dynamic Dow Fund                     655,510     904,825     (249,315)     1,105,004     655,645      449,359
ProFunds VP
   Access VP High Yield Fund                    158,188      59,832       98,356         34,126         365       33,761
   Asia 30                                      802,154     702,120      100,034         91,438      41,143       50,295
   Banks                                         15,987      15,650          337          3,316       2,779          537
   Basic Materials                               98,763      58,318       40,445          7,264       4,654        2,610
   Bear                                         464,737     458,426        6,311         54,908      54,908            -
   Biotechnology                                 45,436      42,040        3,396         23,700      23,562          138
   Bull                                         324,018     345,114      (21,096)       104,805      64,848       39,957
   Consumer Goods                                25,471      24,765          706          1,574       1,574            -
   Consumer Services                             13,925      13,740          185          7,298       7,166          132
   Dow 30                                        83,155      89,959       (6,804)        36,975      28,980        7,995
   Emerging Markets                             118,105           -      118,105              -           -            -
   Europe 30                                    125,146     122,479        2,667         16,306       8,881        7,425
   Falling U.S. Dollar                                -           -            -              -           -            -
   Financials                                    94,585      36,241       58,344         10,087       3,154        6,933
   Health Care                                  124,651      31,440       93,211         12,813       5,797        7,016
   Industrials                                   11,851       8,335        3,516          1,728       1,728            -
   International                                      -           -            -              -           -            -
   Internet                                      44,968      27,382       17,586          2,893       2,893            -
   Japan                                        450,032     445,379        4,653        109,482      93,500       15,982
   Large-Cap Growth                             709,385     665,995       43,390         32,156      29,261        2,895
   Large-Cap Value                              119,368     138,095      (18,727)        43,198      16,268       26,930
   Mid-Cap                                            -           -            -              -           -            -
   Mid-Cap Growth                             1,043,968     974,923       69,045          5,832       3,514        2,318
   Mid-Cap Value                                294,718     273,666       21,052         11,396       7,493        3,903
   Money Market                              21,774,033  20,692,175    1,081,858      1,306,747   1,207,401       99,346
   Oil & Gas                                    274,045     111,987      162,058         30,134      24,655        5,479
   NASDAQ-100                                   907,052     899,661        7,391         74,187      68,472        5,715
   Pharmaceuticals                                9,596       8,532        1,064            608         385          223
   Precious Metals                              407,461     321,720       85,741        349,749     343,193        6,556
   Real Estate                                   83,809      80,172        3,637         19,175       7,436       11,739
   Rising Rates Opportunity                     135,084     130,298        4,786         39,876      37,606        2,270
   Semiconductor                                 19,151      23,929       (4,778)       122,407     117,457        4,950
   Short Dow 30                                       -           -            -          2,727       2,727            -
   Short Emerging Markets                             -           -            -              -           -            -
   Short International                                -           -            -              -           -            -
   Short Mid-Cap                                 12,703      12,703            -          1,991       1,991            -
   Short NASDAQ-100                           2,525,546   2,506,861       18,685         55,432      55,432            -
   Short Small-Cap                              141,800     146,519       (4,719)        19,083      13,600        5,483
   Small-Cap                                    474,810     557,787      (82,977)       204,389     118,412       85,977
   Small-Cap Growth                           2,697,802   2,684,004       13,798         13,484      13,125          359
   Small-Cap Value                            1,034,208   1,038,728       (4,520)        17,252       6,727       10,525
   Technology                                   133,296      65,075       68,221          9,127       2,542        6,585
   Telecommunications                            27,855      29,113       (1,258)         9,259       4,473        4,786
   U.S. Government Plus                          57,856      52,730        5,126         15,938      15,938            -
   UltraBull                                  1,503,518   1,489,283       14,235         32,153      19,974       12,179
   UltraMid-Cap                               4,970,521   5,035,693      (65,172)       201,663     106,333       95,330
   UltraNASDAQ-100                            2,165,920   1,994,262      171,658          9,890       8,085        1,805
   UltraShort Dow 30                                  -           -            -              -           -            -
   UltraShort NASDAQ-100                            833           -          833              -           -            -
   UltraSmall-Cap                             3,557,400   3,521,935       35,465         12,384      12,384            -
   Utilities                                     92,158     127,266      (35,108)        54,080       7,593       46,487
Van Eck Worldwide Insurance Trust
   Worldwide Hard Assets Fund                   407,568     272,869      134,699        291,080     174,788      116,292
   Worldwide Emerging Markets Fund              484,972     520,193      (35,221)       265,598      81,640      183,958
   Worldwide Bond Fund                          109,504     104,307        5,197         48,299      40,921        7,378
   Worldwide Real Estate Fund                   215,974     157,741       58,233        139,933     101,970       37,963
Janus Aspen Series
   Growth and Income Portfolio                   24,101      15,932        8,169         17,691       4,620       13,071
PIMCO Variable Insurance Trust
   Total Return Portfolio                       929,143     500,000      429,143      1,152,893     227,139      925,754
   Low Duration Portfolio                       288,119     243,100       45,019         52,183      52,352         (169)
   High Yield Portfolio                         284,464     144,911      139,553        226,818      91,613      135,205
   Real Return Portfolio                        480,633     437,170       43,463        138,718     107,297       31,421
   All Asset Portfolio                              935           4          931              -           -            -
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund             172,554      63,233      109,321        157,103      22,663      134,440
   Growth and Income Fund                       100,530      96,208        4,322        255,205     234,928       20,277
   Mid Cap Value Fund                           172,171      63,844      108,327         36,658       2,849       33,809
Neuberger Berman Advisors Management Trust
   Fasciano Portfolio                           156,031     156,201         (170)         7,319       4,201        3,118
   Mid-Cap Growth Portfolio                     179,684     106,459       73,225         21,168       3,432       17,736
   Regency Portfolio                            222,033      64,539      157,494         12,887       4,881        8,006
Premier VIT
   OpCap Small Cap Portfolio                    120,133     116,267        3,866         35,355      13,387       21,968
   OpCap Renaissance Portfolio                  161,510     373,278     (211,768)       211,122       1,336      209,786
Credit Suisse Trust
   Global Small Cap Portfolio                     5,881         997        4,884              -           -            -
   Large Cap Value Portfolio                     17,170      17,953         (783)        17,103       5,072       12,031
Dreyfus Variable Investment Fund
   Appreciation Portfolio                        23,962      16,270        7,692              -           -            -
   International Value Portfolio                 28,034       9,699       18,335         23,503      19,747        3,756
   Socially Responsible Growth Portfolio              -           -            -              -           -            -
Direxion Insurance Trust
   Managed Bond Fund                             86,623      21,068       65,555          8,162           2        8,160
   All-Cap Equity Fund                          292,781     116,475      176,306         44,053          40       44,013
   HY Bond Fund                                 114,582      67,002       47,580              -           -            -
Van Kampen Life Investment Trust
   Growth and Income Portfolio                   13,273       7,918        5,355          4,809       4,809            -
Van Kampen Universal Institutional Funds
   Emerging Markets Debt Portfolio               13,790       2,725       11,065          1,798          18        1,780
   Emerging Markets Equity Portfolio             51,583      46,573        5,010         36,716      16,850       19,866
   Mid Cap Growth Portfolio                      30,425       9,851       20,574         15,692      15,692            -
   U.S. Mid Cap Value Portfolio                   6,454       4,997        1,457         14,423      14,423            -
   U.S. Real Estate Portfolio                    13,479       7,874        5,605         11,537       3,346        8,191
Northern Lights Variable Trust
   Critical Math Portfolio                    1,736,231      28,619    1,707,612              -           -            -
                                            ------------ ----------- ------------   ------------ ----------- ------------
                                             77,242,960  70,348,838    6,894,122     21,786,676  14,930,375    6,856,301
                                            ------------ ----------- ------------   ------------ ----------- ------------

5.      Financial Highlights



        The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance.  Differences in the fee structures result in a variety of unit values, expense ratios and total returns.


        The following table was developed by determining which products offered by the Company have the lowest and highest total return.  Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return.  The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.


                                                          December 31                             Year Ended December 31
                                          -------------------------------------------   --------------------------------------------
                                                       Unit Fair Value                 Investment Expense Ratio     Total Return
Assets:                                                   Lowest to                      Income     Lowest to         Lowest to
                                             Units         Highest       Net Assets      Ratio*     Highest**        Highest***
                                          ------------ ---------------- -------------   --------- -------------- -------------------
Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
          2007                              2,043,530  10.01 to 14.66    $23,737,231       5.74%  0.95% to 1.55%   2.34% to 4.21%
          2006                              1,249,223   9.78 to 14.13    $14,116,225       5.12%  0.95% to 1.55%   1.98% to 3.89%
          2005                                994,761   9.59 to 13.52    $11,197,198       3.23%  0.95% to 1.55%   0.60% to 2.06%
          2004                                804,804   9.66 to 13.18     $9,269,544       1.45%  0.95% to 1.55%   -1.55% to 0.25%
          2003                                620,731   9.85 to 13.39     $8,015,449       1.18%  0.95% to 1.55%   -1.07% to 0.04%



    High Income Portfolio
          2007                                453,857  10.77 to 16.03     $6,821,157       6.36%  0.95% to 1.55%   -0.30% to 1.57%
          2006                                743,506  10.79 to 15.82    $11,094,651       8.79%  0.95% to 1.55%   7.97% to 9.93%
          2005                                554,283  10.04 to 14.42     $7,633,404      14.78%  0.95% to 1.55%   -0.11% to 1.35%
          2004                                506,702  10.68 to 14.13     $7,080,933       6.63%  0.95% to 1.55%   6.78% to 8.35%
          2003                                353,664  12.57 to 13.18     $4,641,549       6.54%  0.95% to 1.55%  24.18% to 25.56%

    Equity-Income Portfolio
          2007                                925,020  11.61 to 33.78    $20,839,681       1.82%  0.95% to 1.55%   -1.94% to 0.34%
          2006                                845,708  11.84 to 33.64    $21,533,997       3.18%  0.95% to 1.55%  16.10% to 18.78%
          2005                                766,252  11.61 to 28.39    $19,079,671       1.66%  0.95% to 1.55%   2.82% to 4.58%
          2004                                852,020  10.84 to 27.16    $21,298,544       1.50%  0.95% to 1.55%   8.32% to 10.18%
          2003                                809,226  10.45 to 24.73    $19,428,803      -1.03%  0.95% to 1.55%  26.63% to 28.80%

    Growth Portfolio
          2007                                759,562  11.88 to 30.74    $19,372,697       0.76%  0.95% to 1.55%  23.33% to 25.46%
          2006                                728,962   9.63 to 24.56    $16,227,378       0.40%  0.95% to 1.55%   3.77% to 5.54%
          2005                                907,879   9.28 to 23.24    $19,624,890       0.50%  0.95% to 1.55%   2.75% to 4.51%
          2004                              1,137,280   9.03 to 22.31    $24,015,824       0.26%  0.95% to 1.55%   0.42% to 2.15%
          2003                              1,173,818   8.97 to 21.92    $25,313,935       0.27%  0.95% to 1.55%  29.08% to 31.29%

    Overseas Portfolio
          2007                                721,812  14.31 to 26.41    $15,664,550       3.16%  0.95% to 1.55%  13.29% to 15.94%
          2006                                604,242  12.66 to 22.83    $11,507,143       0.64%  0.95% to 1.55%  14.03% to 16.67%
          2005                                399,144  11.33 to 19.61     $6,875,690       0.54%  0.95% to 1.55%  15.97% to 17.66%
          2004                                311,599  10.93 to 16.56     $4,904,688       1.03%  0.95% to 1.55%  10.62% to 12.24%
          2003                                249,161  11.55 to 14.91     $3,687,733       0.77%  0.95% to 1.55%  10.14% to 41.69%

    Mid Cap Portfolio
          2007                                642,489  13.92 to 24.06    $13,552,658       0.78%  0.95% to 1.55%  11.52% to 14.24%
          2006                                631,730  12.32 to 21.28    $11,741,995       0.31%  0.95% to 1.55%   8.70% to 11.35%
          2005                                631,853  16.20 to 19.30    $10,562,367       0.00%  0.95% to 1.55%  14.94% to 16.90%
          2004                                511,413  12.14 to 15.22     $7,353,232       0.00%  0.95% to 1.55%  21.39% to 23.48%
          2003                                418,199  11.59 to 12.33     $4,864,077       0.36%  0.95% to 1.55%  34.64% to 36.95%

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
          2007                                159,987  12.14 to 22.54     $3,373,611       6.03%  0.95% to 1.55%  12.43% to 14.08%
          2006                                197,867  10.76 to 19.79     $3,709,259       2.75%  0.95% to 1.55%   4.60% to 6.12%
          2005                                240,797  10.66 to 18.70     $4,256,029       2.86%  0.95% to 1.55%   1.33% to 2.80%
          2004                                316,683  10.52 to 18.23     $5,555,667       2.77%  0.95% to 1.55%   2.68% to 4.18%
          2003                                357,542  10.31 to 17.53     $6,119,650       3.69%  0.95% to 1.55%  15.28% to 16.67%

    Investment Grade Bond Portfolio
          2007                                525,382  10.28 to 18.37     $8,235,997       3.90%  0.95% to 1.55%   1.35% to 3.10%
          2006                                460,227  10.21 to 17.85     $7,301,026       3.98%  0.95% to 1.55%   2.05% to 3.17%
          2005                                470,274  11.20 to 17.35     $7,493,318       3.83%  0.95% to 1.55%   -0.17% to 0.93%
          2004                                488,769  10.21 to 17.20     $7,927,639       4.18%  0.95% to 1.55%   2.07% to 3.20%
          2003                                502,957  10.99 to 16.72     $8,132,050       5.76%  0.95% to 1.55%   2.81% to 3.95%

    Index 500 Portfolio
          2007                              2,132,365  11.50 to 32.78    $37,472,471       3.45%  0.95% to 1.55%   1.44% to 4.18%
          2006                              2,088,561  11.34 to 31.53    $38,168,761       1.51%  0.95% to 1.55%  11.39% to 14.35%
          2005                              1,636,538  10.17 to 27.63    $30,237,864       1.62%  0.95% to 1.55%   1.83% to 3.57%
          2004                              1,231,078  10.37 to 26.36    $27,086,408       1.21%  0.95% to 1.55%   7.45% to 9.30%
          2003                              1,015,223   9.65 to 24.51    $23,640,567       1.45%  0.95% to 1.55%  24.75% to 26.88%

    Contrafund Portfolio
          2007                              1,335,536  14.14 to 41.18    $36,545,523       0.84%  0.95% to 1.55%  14.22% to 16.19%
          2006                              1,436,539  12.30 to 35.52    $34,707,617       1.20%  0.95% to 1.55%   8.56% to 10.40%
          2005                              1,220,355  11.26 to 32.24    $29,711,825       0.24%  0.95% to 1.55%  13.61% to 15.55%
          2004                              1,026,069  11.38 to 27.94    $23,776,578       0.30%  0.95% to 1.55%  11.36% to 14.07%
          2003                                747,175  11.16 to 24.56    $17,597,218       0.45%  0.95% to 1.55%  24.85% to 26.99%

    Asset Manager: Growth Portfolio
          2007                                 93,962  12.47 to 23.29     $1,973,554       4.95%  0.95% to 1.55%  16.18% to 17.47%
          2006                                107,395  10.72 to 19.86     $1,982,332       2.62%  0.95% to 1.55%   4.55% to 5.73%
          2005                                138,323  10.25 to 18.82     $2,472,510       2.38%  0.95% to 1.55%   1.47% to 2.59%
          2004                                170,507  10.23 to 18.31     $3,010,311       2.32%  0.95% to 1.55%   3.48% to 4.63%
          2003                                187,114  10.04 to 17.59     $3,241,029       2.96%  0.95% to 1.55%  20.53% to 21.86%

    Balanced Portfolio
          2007                                374,539  11.73 to 16.83     $5,600,880       3.22%  0.95% to 1.55%   4.85% to 7.69%
          2006                                358,350  11.18 to 15.65     $5,186,380       1.81%  0.95% to 1.55%   7.50% to 10.49%
          2005                                316,126  10.40 to 14.21     $4,240,580       2.38%  0.95% to 1.55%   3.39% to 4.53%
          2004                                293,813   9.04 to 11.03     $3,892,889       1.94%  0.95% to 1.55%   1.67% to 9.11%
          2003                                437,160   8.28 to 10.59     $3,654,882       2.64%  0.95% to 1.55%  -26.60% to 16.30%

    Growth & Income Portfolio
          2007                                269,274  12.86 to 19.92     $4,995,965       1.79%  0.95% to 1.55%   9.19% to 10.79%
          2006                                319,002  11.73 to 18.02     $5,359,635       0.90%  0.95% to 1.55%  10.62% to 11.84%
          2005                                369,609  10.60 to 16.15     $5,679,533       1.52%  0.95% to 1.55%   5.23% to 6.39%
          2004                                431,209  10.38 to 22.85     $6,339,830       0.86%  0.95% to 1.55%   -0.97% to 4.52%
          2003                                285,527  10.04 to 23.07     $6,345,607       1.19%  0.95% to 1.55%  20.94% to 93.01%

    Growth Opportunities Portfolio
          2007                                200,489  13.35 to 15.13     $3,021,779       0.00%  0.95% to 1.55%  20.40% to 21.74%
          2006                                218,250  11.09 to 14.06     $2,714,338       0.72%  0.95% to 1.55%   2.95% to 4.11%
          2005                                264,400  10.76 to 11.98     $3,163,766       0.92%  0.95% to 1.55%    6.48%to 7.65%
          2004                                310,437  10.39 to 11.16     $3,460,027       0.53%  0.95% to 1.55%   4.72% to 5.88%
          2003                                331,283  10.02 to 10.56     $3,495,447       0.78%  0.95% to 1.55%  26.78% to 28.18%

    Value Strategies Portfolio
          2007                                 27,777  12.07 to 13.65       $370,267       2.22%  0.95% to 1.55%   2.93% to 4.44%
          2006                                 14,096  11.68 to 13.07       $180,357       0.32%  0.95% to 1.55%  13.70% to 14.85%
          2005                                 11,666  11.27 to 11.38       $131,147       0.00%  0.95% to 1.55%   0.33% to 0.58%
          2004                                    491  11.13 to 11.15         $5,477       0.00%  0.95% to 1.55%  11.33% to 11.51%

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
          2007                                205,108  11.30 to 16.96     $2,926,118       2.01%  0.95% to 1.55%   1.46% to 3.94%
          2006                                193,087  10.98 to 16.39     $2,721,274       3.25%  0.95% to 1.55%   7.21% to 8.57%
          2005                                169,557  10.22 to 15.17     $2,280,885       1.74%  0.95% to 1.55%   2.20% to 3.95%
          2004                                144,647  10.68 to 14.65     $1,956,955       1.52%  0.95% to 1.55%   6.90% to 8.74%
          2003                                127,057  10.48 to 13.54     $1,651,386       2.21%  0.95% to 1.55%  16.34% to 18.33%

    Capital Appreciation Fund
          2007                                382,826  17.83 to 26.51     $8,347,632       0.00%  0.95% to 1.55%  41.97% to 44.42%
          2006                                163,486  13.09 to 18.44     $2,790,968       0.00%  0.95% to 1.55%  14.12% to 16.07%
          2005                                147,338  11.47 to 15.96     $2,250,330       0.00%  0.95% to 1.55%  18.88% to 20.91%
          2004                                146,238   9.65 to 13.25     $1,874,949       0.00%  0.95% to 1.55%   4.76% to 6.56%
          2003                                154,400   9.11 to 12.50     $1,900,213       0.00%  0.95% to 1.55%  17.33% to 19.34%

    International Fund
          2007                              1,092,563  14.91 to 21.64    $20,396,600       0.58%  0.95% to 1.55%  14.13% to 16.80%
          2006                              1,202,610  12.99 to 18.66    $19,319,478       1.50%  0.95% to 1.55%  20.89% to 23.52%
          2005                              1,121,081  10.71 to 15.21    $14,670,145       0.79%  0.95% to 1.55%  10.16% to 12.04%
          2004                                574,030  11.02 to 13.67     $6,909,663       0.37%  0.95% to 1.55%  11.77% to 13.69%
          2003                                282,763   9.93 to 11.43     $3,152,421       0.61%  0.95% to 1.55%  21.11% to 23.19%

    Value Fund
          2007                              1,318,278  10.66 to 22.46    $20,368,762       1.55%  0.85% to 1.55%  -8.68% to -6.21%
          2006                              1,327,624  11.62 to 24.02    $22,186,291       1.19%  0.85% to 1.55%  14.24% to 17.37%
          2005                              1,073,252  10.13 to 20.53    $15,891,584       0.67%  0.95% to 1.55%   2.38% to 3.87%
          2004                                537,835  11.05 to 19.14     $8,507,010       1.33%  0.95% to 1.55%   8.88% to 13.09%
          2003                                318,778  10.89 to 17.58     $5,235,552      -4.32%  0.95% to 1.55%  25.76% to 27.59%

    Income and Growth Fund
          2007                                141,418  11.61 to 15.83     $1,998,046       1.81%  0.85% to 1.55%  -2.46% to -1.38%
          2006                                150,359  12.26 to 14.87     $2,183,446       1.67%  0.85% to 1.55%  14.06% to 15.71%
          2005                                156,040  10.17 to 12.88     $1,976,669       1.94%  0.95% to 1.55%   2.05% to 3.53%
          2004                                160,667  10.88 to 12.48     $1,982,945       1.38%  0.95% to 1.55%   9.90% to 11.51%
          2003                                149,200  10.07 to 11.21     $1,664,473       1.24%  0.95% to 1.55%  26.13% to 27.97%

    Inflation Protection Fund
          2007                                701,810  10.42 to 11.00     $7,601,435       4.70%  0.85% to 1.55%   6.52% to 8.47%
          2006                                422,129   9.79 to 10.14     $4,238,722       2.60%  0.85% to 1.55%   -0.50% to 0.80%
          2005                                  7,715   9.97 to 10.06        $77,284       2.94%  0.95% to 1.55%   0.29% to 0.56%

    Large Company Value Fund
          2007                                 67,480  11.42 to 12.13       $799,171       0.53%  0.85% to 1.55%  -3.99% to -2.28%
          2006                                 60,938  11.86 to 12.41       $743,780       0.01%  0.85% to 1.55%  17.41% to 18.64%
          2005                                 10,919  10.27 to 10.46       $113,823       3.51%  0.95% to 1.55%   3.45% to 4.59%

    Mid Cap Value Fund
          2007                                 30,139  11.39 to 12.46       $367,775       0.63%  0.85% to 1.55%  -4.56% to -3.35%
          2006                                 21,030  11.90 to 12.89       $267,706       0.79%  0.85% to 1.55%  17.91% to 19.02%
          2005                                  3,795  10.27 to 10.46        $40,885       1.09%  0.95% to 1.55%   7.22% to 8.27%

    Ultra Fund
          2007                                 55,104  11.01 to 11.55       $619,200       0.00%  0.85% to 1.55%  17.61% to 19.69%
          2006                                  7,722   9.34 to 9.70         $73,873       0.00%  0.85% to 1.55%  -4.89% to -4.27%
          2005                                 13,475  10.02 to 10.08       $135,615       0.00%  0.95% to 1.55%   0.21% to 0.81%

   MFS Variable Insurance Trust
    Research Series
          2007                                 97,472  12.51 to 14.23     $1,377,476       0.65%  0.95% to 1.40%   10.63% to 11.86
          2006                                133,728  11.30 to 12.72     $1,696,625       0.48%  0.95% to 1.40%    7.97% to 9.09
          2005                                163,438  10.46 to 11.67     $1,904,433       0.44%  0.95% to 1.40%   5.39% to 6.56%
          2004                                170,766  10.59 to 11.00     $1,871,359       1.03%  0.95% to 1.40%  13.22% to 14.47%
          2003                                201,579   9.36 to 9.60      $1,934,761       0.61%  0.95% to 1.40%  21.85% to 23.19%

    Emerging Growth Series
          2007                                206,672  12.96 to 14.61     $2,983,687       0.00%  0.95% to 1.40%  18.41% to 19.73%
          2006                                275,180  10.95 to 12.17     $3,331,261       0.00%  0.95% to 1.40%   5.49% to 6.55%
          2005                                321,093  10.38 to 11.55     $3,658,112       0.00%  0.95% to 1.40%   6.72% to 7.90%
          2004                                397,637   9.73 to 10.63     $4,209,271       0.00%  0.95% to 1.40%  10.43% to 11.65%
          2003                                442,493   8.81 to 9.54      $4,210,784       0.00%  0.95% to 1.40%  27.30% to 28.71%

    Investors Trust Series
          2007                                 66,818  12.46 to 13.74       $877,160       0.82%  0.95% to 1.40%   7.79% to 8.99%
          2006                                 83,070  11.55 to 14.49     $1,002,513       0.46%  0.95% to 1.40%  10.35% to 11.69%
          2005                                 90,789  10.46 to 11.29       $983,202       0.52%  0.95% to 1.40%   4.86% to 6.01%
          2004                                 97,695  10.21 to 10.65       $999,679       0.60%  0.95% to 1.40%   8.86% to 10.07%
          2003                                103,106   9.30 to 9.67        $960,505       0.61%  0.95% to 1.40%  19.37% to 20.68%

    New Discovery Series
          2007                                149,180  10.48 to 21.82     $2,897,525       0.00%  0.95% to 1.40%   -0.19% to 1.28%
          2006                                172,674  10.50 to 21.58     $3,301,036       0.00%  0.95% to 1.40%  10.67% to 11.81%
          2005                                198,635   9.65 to 19.33     $3,468,007       0.00%  0.95% to 1.40%   2.91% to 4.04%
          2004                                243,439   9.38 to 18.63     $4,112,196       0.00%  0.95% to 1.40%   4.05% to 5.20%
          2003                                230,657   9.06 to 17.74     $3,800,017       0.00%  0.95% to 1.40%  30.73% to 32.17%

   Lord Abbett Series Fund, Inc.
    Growth & Income Portfolio
          2007                                530,985  11.79 to 19.30     $8,648,953       1.30%  0.95% to 1.40%   0.97% to 2.45%
          2006                                498,240  11.31 to 18.93     $8,238,862       1.28%  0.95% to 1.40%  11.66% to 12.93%
          2005                                484,687  10.12 to 16.36     $7,029,244       0.97%  0.95% to 1.40%   1.16% to 2.27%
          2004                                463,256  11.00 to 16.06     $6,785,235       0.91%  0.95% to 1.40%  10.36% to 11.59%
          2003                                338,512  10.42 to 14.47     $4,795,295       0.65%  0.95% to 1.40%  29.12% to 30.55%

    Mid-Cap Value Portfolio
          2007                              1,028,146  10.78 to 25.79    $18,972,002       0.44%  0.95% to 1.40%  -2.65% to -0.38%
          2006                              1,081,769  11.10 to 26.00    $20,205,528       0.62%  0.95% to 1.40%   8.76% to 11.19%
          2005                                990,923  10.18 to 23.50    $17,624,110       0.50%  0.95% to 1.40%   5.40% to 7.20%
          2004                                701,769  11.92 to 21.78    $12,518,427       0.35%  0.95% to 1.40%  19.95% to 22.56%
          2003                                367,886  11.15 to 18.00     $6,333,734       1.61%  0.95% to 1.40%  22.18% to 24.28%

   Lord Abbett Series Fund, Inc.
    International Portfolio
          2007                                868,676  14.22 to 26.86    $18,245,167       1.07%  0.95% to 1.40%   1.42% to 3.74%
          2006                                604,646  13.98 to 25.76    $11,995,450       0.65%  0.95% to 1.40%  25.76% to 27.87%
          2005                                132,106  11.00 to 18.01     $1,794,133       0.00%  0.95% to 1.40%  23.33% to 25.44%
          2004                                 64,960   8.95 to 14.36       $667,361       0.15%  0.95% to 1.40%  17.54% to 20.77%
          2003                                 38,428   7.41 to 12.02       $312,400       1.71%  0.95% to 1.40%  38.96% to 41.34%

   Alger American Fund
    Growth Portfolio
          2007                              1,377,460   8.75 to 17.38    $16,684,566       0.35%  0.95% to 1.40%  16.09% to 18.81%
          2006                              1,266,890   7.40 to 14.97    $13,115,819       0.11%  0.95% to 1.40%   1.90% to 4.17%
          2005                                858,105   7.13 to 14.47     $8,175,898       0.21%  0.95% to 1.40%   9.39% to 10.98%
          2004                                433,510   6.63 to 13.13     $3,435,637       0.00%  0.95% to 1.40%   2.99% to 6.81%
          2003                                290,474   6.21 to 9.31      $1,959,549       0.00%  0.95% to 1.40%  32.42% to 33.88%

    MidCap Growth Portfolio
          2007                                743,382  13.76 to 23.26    $11,743,356       4.66%  0.95% to 1.40%  27.33% to 30.31%
          2006                                635,555  10.63 to 17.97     $7,711,018       0.00%  0.95% to 1.40%   6.74% to 9.08%
          2005                                533,733   9.78 to 16.59     $5,892,219       0.00%  0.95% to 1.40%   7.23% to 8.79%
          2004                                425,748   9.09 to 15.36     $4,209,562       0.00%  0.95% to 1.40%  10.36% to 12.10%
          2003                                354,611   8.11 to 10.66     $2,972,166       0.00%  0.95% to 1.40%  44.80% to 46.40%

   Alger American Fund (continued)
    Leveraged AllCap Portfolio
          2007                                674,353  10.04 to 22.28     $8,498,018       0.00%  0.95% to 1.40%  30.35% to 32.27%
          2006                                442,733   7.62 to 17.01     $4,039,989       0.00%  0.95% to 1.40%  16.48% to 18.18%
          2005                                450,044   6.48 to 11.64     $3,306,488       0.00%  0.95% to 1.40%  11.74% to 13.37%
          2004                                423,655   5.75 to 10.24     $2,713,011       0.00%  0.95% to 1.40%   5.62% to 7.16%
          2003                                491,299   5.39 to 9.15      $2,811,775       0.00%  0.95% to 1.40%  31.53% to 33.45%

    Small Capitalization Portfolio
          2007                                340,860  10.22 to 24.74     $4,424,080       0.00%  0.85% to 1.45%  14.16% to 16.13%
          2006                                362,386   8.84 to 21.19     $4,086,459       0.00%  0.85% to 1.45%  16.94% to 18.87%
          2005                                318,223   7.47 to 14.20     $2,904,163       0.00%  0.95% to 1.40%  13.83% to 15.78%
          2004                                248,749   6.51 to 12.26     $1,934,269       0.00%  0.95% to 1.40%  13.51% to 15.42%
          2003                                217,497   5.64 to 10.62     $1,410,934       0.00%  0.95% to 1.40%  38.63% to 41.00%

   Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio
          2006                                 35,627   9.09 to 9.73        $338,904       0.00%  0.95% to 1.40%  -1.29% to -0.10%
          2005                                 24,213   9.27 to 9.74        $232,495       0.00%  0.95% to 1.40%  -11.09 to -10.02%
          2004                                 30,956  10.48 to 10.83       $332,424       0.00%  0.95% to 1.40%   8.10% to 9.41%
          2003                                  6,583   9.73 to 9.90         $65,030       2.42%  0.95% to 1.40%  36.75% to 38.26%

    Social Mid Cap Growth Portfolio
          2007                                 58,720  11.13 to 12.70       $713,931       0.00%  0.95% to 1.40%   7.54% to 9.12%
          2006                                 22,996  10.31 to 11.64       $255,320       0.00%  0.95% to 1.40%   4.56% to 5.91%
          2005                                 11,837   9.84 to 10.99       $123,445       0.00%  0.95% to 1.40%  -1.71% to -0.53%
          2004                                  5,460  10.70 to 11.05        $59,589       0.00%  0.95% to 1.40%   7.00% to 8.30%
          2003                                    544  10.02 to 10.20         $5,524       0.00%  0.95% to 1.40%  29.01% to 30.43%

    Social Equity Portfolio
          2007                                 46,530  12.09 to 13.55       $600,055       0.00%  0.95% to 1.40%   7.37% to 8.94%
          2006                                 40,666  11.22 to 12.44       $483,891       0.00%  0.95% to 1.40%   7.88% to 9.03%
          2005                                 23,375  10.40 to 11.41       $247,884       0.09%  0.95% to 1.40%   2.94% to 3.56%
          2004                                  5,295  10.84 to 11.02        $57,708       0.13%  0.95% to 1.40%   5.51% to 6.14%
          2003                                    521  10.34 to 10.38         $5,406       0.04%  0.95% to 1.40%  20.72% to 21.02%

   AIM Variable Insurance Funds
    Technology Fund
          2007                                 85,547  10.61 to 11.97       $961,984       0.00%  0.95% to 1.40%   5.14% to 6.68%
          2006                                 26,981  10.09 to 11.34       $289,421       0.00%  0.95% to 1.40%   8.23% to 9.42%
          2005                                 14,406   9.48 to 10.33       $139,987       0.00%  0.95% to 1.40%   0.11% to 1.21%
          2004                                 17,918   9.47 to 9.99        $172,341       0.00%  0.95% to 1.40%   2.50% to 3.64%
          2003                                  7,213   9.24 to 9.41         $67,333       0.00%  0.95% to 1.40%  42.35% to 43.92%

    Utilities Fund
          2007                                303,759  16.20 to 24.30     $6,135,773       2.07%  0.95% to 1.40%  17.65% to 19.50%
          2006                                252,748  13.70 to 20.23     $4,339,663       3.79%  0.95% to 1.40%  22.49% to 24.24%
          2005                                218,949  11.14 to 16.60     $2,971,253       3.38%  0.95% to 1.40%  14.47% to 15.73%
          2004                                 57,462  11.80 to 12.16       $693,638       3.36%  0.95% to 1.40%  21.04% to 22.39%
          2003                                 20,520   9.83 to 9.93        $202,674       1.85%  0.95% to 1.40%  15.67% to 16.36%

    Financial Services Fund
          2007                                 95,694   9.25 to 11.78     $1,001,234       2.04%  0.95% to 1.40% -24.34% to -22.96%
          2006                                 84,044  12.14 to 14.34     $1,147,269       1.80%  0.95% to 1.40%  13.30% to 15.37%
          2005                                 60,203  10.63 to 12.43       $723,185       1.43%  0.95% to 1.40%   3.40% to 4.91%
          2004                                 55,098  10.32 to 11.85       $633,789       0.80%  0.95% to 1.40%   6.09% to 7.65%
          2003                                 46,512  10.68 to 11.01       $500,730       0.52%  0.95% to 1.40%  26.95% to 28.36%

    Global Health Care Fund
          2007                                124,466  12.05 to 13.25     $1,609,472       0.00%  0.95% to 1.40%   9.19% to 10.79%
          2006                                291,241  11.04 to 13.63     $3,414,611       0.00%  0.95% to 1.40%   2.79% to 4.22%
          2005                                197,687  10.74 to 13.17     $2,239,972       0.00%  0.95% to 1.40%   5.59% to 7.13%
          2004                                 88,390  10.14 to 10.85       $946,167       0.00%  0.95% to 1.40%   5.01% to 6.55%
          2003                                 51,706   9.75 to 10.24       $524,042       0.00%  0.95% to 1.40%  25.19% to 26.58%

   AIM Variable Insurance Funds (continued)
    Basic Value Fund
          2007                                 24,577  10.25 to 10.53       $258,682       0.69%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Global Real Estate Fund
          2007                                 27,052  11.54 to 11.89       $317,227      12.65%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    International Growth Fund
          2007                                 48,217  12.09 to 12.43       $594,141       0.67%  0.85% to 1.45%  12.00% to 12.68%
          2006                                  9,134  10.99 to 11.03       $100,464       1.76%  0.85% to 1.45%   9.90% to 10.30%

    Mid Cap Core Equity Fund
          2007                                 21,260  10.93 to 11.20       $235,811       0.10%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

   LEVCO Series Trust
    Equity Value Fund
          2005                                    206       11.19             $2,307       0.09%  0.85% to 1.45%        6.98%
          2004                                    207       10.46             $2,169       1.65%  0.85% to 1.45%       12.15%
          2003                                    208       9.35              $1,944       1.79%  0.95% to 1.55%       25.54%

   J.P. Morgan Series Trust II
    Bond Portfolio
          2007                                598,326   9.87 to 11.86     $6,732,587       7.16%  0.95% to 1.40%   -1.14% to 0.36%
          2006                                563,408  10.14 to 11.81     $6,330,747       3.64%  0.95% to 1.40%   1.59% to 3.14%
          2005                                352,160   9.97 to 11.45     $3,847,233       2.71%  0.95% to 1.40%   0.38% to 1.84%
          2004                                140,047  10.22 to 11.25     $1,543,797       2.43%  0.95% to 1.40%   1.81% to 3.30%
          2003                                 30,003  10.68 to 10.89       $325,639       0.41%  0.95% to 1.40%   1.61% to 2.74%

    Small Company Portfolio
          2007                                 91,537  10.39 to 17.47     $1,210,599       0.01%  0.95% to 1.40%  -8.70% to -6.57%
          2006                                 93,749  11.38 to 19.13     $1,364,533       0.00%  0.95% to 1.40%  11.21% to 13.89%
          2005                                 81,286  10.21 to 13.25     $1,046,207       0.00%  0.95% to 1.40%   0.72% to 2.44%
          2004                                 61,538  12.36 to 16.62       $782,569       0.00%  0.95% to 1.40%  23.84% to 25.96%
          2003                                  6,850   9.83 to 10.27        $70,024       0.00%  0.95% to 1.40%  32.43% to 34.69%

   Rydex Variable Trust
    Nova Fund
          2007                                135,619  11.92 to 17.59     $1,777,904       2.04%  0.95% to 1.40%   -1.29% to 0.16%
          2006                                 51,136  12.03 to 17.47       $668,932       1.49%  0.95% to 1.40%  16.88% to 18.17%
          2005                                 33,937  10.29 to 11.23       $378,434       0.29%  0.95% to 1.40%   1.86% to 2.99%
          2004                                 29,486  10.59 to 10.90       $320,069       0.06%  0.95% to 1.40%  12.29% to 13.54%
          2003                                 18,786   9.50 to 9.60        $180,338       0.00%  0.95% to 1.40%  37.05% to 37.88%

    OTC Fund
          2007                                 15,565  12.65 to 14.55       $217,537       0.09%  0.95% to 1.40%  15.01% to 16.70%
          2006                                  9,955  10.96 to 12.47       $121,670       0.00%  0.95% to 1.40%   3.59% to 4.79%
          2005                                 28,678  10.57 to 11.90       $330,607       0.00%  0.95% to 1.40%   -0.93% to 0.23%
          2004                                 18,438  10.67 to 11.88       $214,797       0.00%  0.95% to 1.40%   -2.18% to 8.31%
          2003                                  5,611  10.81 to 10.97        $61,229       0.00%  0.95% to 1.40%  42.83% to 44.04%

    U.S. Government Money Market Fund
          2007                                145,770   9.33 to 10.48     $1,483,977       8.83%  0.85% to 1.45%   0.76% to 2.85%
          2006                                165,366   9.26 to 10.19     $1,658,965       3.57%  0.85% to 1.45%   1.79% to 2.83%
          2005                                 31,496   9.51 to 9.91        $302,179       3.89%  0.95% to 1.40%   -0.05% to 1.05%
          2004                                 26,378   9.52 to 9.80        $253,699       0.01%  0.95% to 1.40%  -1.80% to -0.71%
          2003                              1,003,060   9.69 to 9.88      $9,803,585       0.00%  0.95% to 1.40%  -0.93% to -2.02%

   Rydex Variable Trust (continued)
    Inverse S&P 500 Fund
          2007                                182,056   5.76 to 8.73      $1,246,814       4.93%  0.95% to 1.40%  -1.38% to -0.13%
          2006                                157,517   5.84 to 8.12      $1,084,903       9.69%  0.95% to 1.40%  -9.21% to -8.38%
          2005                                 82,799   6.57 to 8.91        $625,625       0.00%  0.95% to 1.40%  -2.29% to -1.71%
          2004                                 21,808   7.65 to 9.10        $168,312       0.00%  0.95% to 1.40% -11.59% to -11.06%
          2003                                  4,840   8.66 to 8.74         $42,136       0.00%  0.95% to 1.40% -24.75% to -24.37%

    Inverse OTC Fund
          2007                                238,017   4.42 to 7.89      $1,214,853       3.21%  0.95% to 1.40% -13.22% to -12.13%
          2006                                208,961   5.09 to 9.07      $1,218,459       7.25%  0.95% to 1.40%  -3.26% to -2.48%
          2005                                155,500   5.37 to 6.04        $930,436       0.00%  0.95% to 1.40%   -0.28% to 0.32%
          2004                                 83,506   5.92 to 6.02        $498,864       0.00%  0.95% to 1.40% -13.19% to -12.67%
          2003                                  4,752   6.83 to 6.89         $32,595       0.19%  0.95% to 1.40% -38.27% to -37.96%

    Inverse Government Long Bond Fund
          2007                                 76,040   8.15 to 9.40        $644,345       5.18%  0.95% to 1.40%  -6.46% to -5.42%
          2006                                 61,292   8.46 to 10.05       $551,726       4.20%  0.95% to 1.40%   4.44% to 7.13%
          2005                                 58,952   8.10 to 9.48        $493,205       0.00%  0.95% to 1.40%  -8.35% to -6.13%
          2004                                 40,064   8.83 to 8.97        $358,892       1.19%  0.95% to 1.40% -11.67% to -10.25%

    Sector Rotation Fund
          2007                                136,715  14.59 to 17.13     $2,303,664       0.00%  0.95% to 1.40%  20.06% to 21.58%
          2006                                140,146  12.12 to 14.09     $1,947,239       0.00%  0.95% to 1.40%   9.50% to 10.34%
          2005                                 11,086  12.63 to 12.77       $140,761       0.00%  0.95% to 1.40%  12.08% to 12.64%
          2004                                  2,592  11.30 to 11.34        $29,334       0.00%  0.95% to 1.40%  13.02% to 13.39%

    Government Long Bond Advantage
          2007                                 15,471  10.61 to 11.11       $166,732       7.61%  0.95% to 1.40%   7.59% to 8.73%
          2006                                  3,918   9.86 to 10.22        $39,663       2.87%  0.95% to 1.40%  -6.45% to -4.04%
          2005                                  3,858  10.54 to 10.65        $40,972       2.72%  0.95% to 1.40%   5.37% to 6.52%

    Dynamic Dow Fund
          2007                                  7,487  12.13 to 12.45        $92,271       0.00%  0.85% to 1.45%   6.11% to 6.44%
          2006                                 10,619  11.56 to 11.65       $123,294       0.15%  0.85% to 1.45%  15.60% to 16.50%

    Dynamic OTC Fund
          2007                                  4,920  12.56 to 12.83        $62,621       0.00%  0.85% to 1.45%  24.95% to 26.16%
          2006                                 11,676  10.05 to 10.13       $117,882       0.08%  0.85% to 1.45%   0.50% to 1.30%

    Dynamic S&P 500 Fund
          2007                                  7,343  10.98 to 11.26        $81,498       0.00%  0.85% to 1.45%  -2.31% to -0.88%
          2006                                  1,654  11.24 to 11.32        $18,607       1.80%  0.85% to 1.45%  12.40% to 13.20%

    Inverse Dynamic Dow Fund
          2007                                200,044   7.49 to 7.67      $1,499,992       0.00%  0.85% to 1.45% -11.67% to -10.40%
          2006                                449,359   8.48 to 8.56      $3,811,981       2.95%  0.85% to 1.45% -15.20% to -14.40%

   ProFunds VP
    Access VP High Yield Fund
          2007                                132,117  10.23 to 10.36     $1,359,264       8.34%  0.85% to 1.45%        2.32%
          2006                                 33,761  10.06 to 10.11       $340,470       2.16%  0.85% to 1.45%   0.60% to 1.10%

    Asia 30
          2007                                150,329  16.24 to 16.74     $2,480,188       0.10%  0.85% to 1.45%  43.14% to 45.83%
          2006                                 50,295  11.34 to 11.48       $576,421       0.01%  0.85% to 1.45%  13.40% to 14.80%

    Banks
          2007                                    874       7.55              $6,601       5.26%  0.85% to 1.45%       -33.71%
          2006                                    537       10.68             $5,728       0.01%  0.85% to 1.45%        6.80%

   ProFunds VP (continued)
    Basic Materials
          2007                                 43,055  12.44 to 12.80       $539,535       0.12%  0.85% to 1.45%  28.17% to 28.69%
          2006                                  2,610   9.89 to 9.92         $25,826       0.00%  0.85% to 1.45%  -1.10% to -0.80%

    Bear
          2007                                  6,311   9.14 to 9.30         $58,119       4.20%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Biotechnology
          2007                                  3,534   9.76 to 9.98         $34,638       0.00%  0.85% to 1.45%  -3.80% to -3.65%
          2006                                    138  10.15 to 10.16         $1,405       0.00%  0.85% to 1.45%   1.50% to 1.60%

    Bull
          2007                                 18,861  10.80 to 10.86       $204,524       0.14%  0.85% to 1.45%   0.83% to 0.98%
          2006                                 39,957  10.71 to 10.79       $429,651       0.00%  0.85% to 1.45%   7.10% to 7.90%

    Consumer Goods
          2007                                    706  11.44 to 11.51         $8,087       0.59%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Consumer Services
          2007                                    317   9.58 to 9.60          $3,046       0.00%  0.85% to 1.45% -10.70% to -10.57%
          2006                                    132  10.73 to 10.74         $1,405       0.00%  0.85% to 1.45%   7.30% to 7.40%

    Dow 30
          2007                                  1,191       12.41            $14,782       0.07%  0.85% to 1.45%       10.41%
          2006                                  7,995  11.21 to 11.27        $89,881       0.00%  0.85% to 1.45%  12.10% to 12.70%

    Emerging Markets
          2007                                118,105       10.08         $1,190,766       0.00%  0.85% to 1.45%         N/A

    Europe 30
          2007                                 10,092  11.42 to 11.75       $116,830       7.48%  0.85% to 1.45%  11.01% to 12.81%
          2006                                  7,425  10.30 to 10.41        $77,028       0.04%  0.85% to 1.45%   3.00% to 4.10%

    Falling U.S. Dollar
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Financials
          2007                                 65,277   8.54 to 8.71        $559,738       1.82%  0.85% to 1.45%       -21.32%
          2006                                  6,933  10.91 to 11.00        $75,657       0.00%  0.85% to 1.45%   9.10% to 10.00%

    Health Care
          2007                                100,227  10.91 to 11.24     $1,103,880       0.00%  0.85% to 1.45%        3.67%
          2006                                  7,016  10.63 to 10.69        $74,635       0.00%  0.85% to 1.45%   6.30% to 6.90%

    Industrials
          2007                                  3,516  10.77 to 11.08        $38,054       0.00%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    International
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Internet
          2007                                 17,586  10.58 to 10.89       $186,420       1.62%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Japan
          2007                                 20,635   9.11 to 9.16        $188,086      20.73%  0.85% to 1.45% -11.81% to -11.50%
          2006                                 15,982  10.25 to 10.36       $165,495       0.00%  0.85% to 1.45%   2.50% to 3.60%

    Large-Cap Growth
          2007                                 46,285  10.90 to 11.21       $514,296       0.00%  0.85% to 1.45%        4.88%
          2006                                  2,895       10.62            $30,738       0.00%  0.85% to 1.45%        6.20%

   ProFunds VP (continued)
    Large-Cap Value
          2007                                  8,203  10.66 to 10.75        $87,644       0.43%  0.85% to 1.45%  -1.80% to -1.40%
          2006                                 26,930  10.81 to 10.91       $292,871       0.00%  0.85% to 1.45%   8.10% to 9.10%

    Mid-Cap
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Mid-Cap Growth
          2007                                 71,363  10.38 to 10.71       $752,104       0.00%  0.85% to 1.45%   9.36% to 9.52%
          2006                                  2,318   9.67 to 9.68         $22,439       0.00%  0.85% to 1.45%  -3.30% to -3.20%

    Mid-Cap Value
          2007                                 24,955   9.73 to 10.01       $247,603       1.86%  0.85% to 1.45%  -2.18% to -1.04%
          2006                                  3,903   9.96 to 10.04        $39,179       0.04%  0.85% to 1.45%   -0.40% to 0.40%

    Money Market
          2007                              1,181,204  10.03 to 10.42    $12,092,204       6.23%  0.85% to 1.45%   0.17% to 2.31%
          2006                                 99,346  10.03 to 10.17     $1,002,360       3.25%  0.85% to 1.45%   0.30% to 1.70%

    Oil & Gas
          2007                                167,537  13.13 to 13.50     $2,224,050       0.00%  0.85% to 1.45%  28.93% to 29.97%
          2006                                  5,479  10.28 to 10.33        $56,387       0.00%  0.85% to 1.45%   2.80% to 3.30%

    NASDAQ-100
          2007                                 13,106  11.55 to 11.85       $151,767       0.00%  0.85% to 1.45%       15.34%
          2006                                  5,715  10.16 to 10.21        $58,096       0.00%  0.85% to 1.45%   1.60% to 2.10%

    Pharmaceuticals
          2007                                  1,287  10.92 to 10.95        $14,064       2.96%  0.85% to 1.45%        0.38%
          2006                                    223       10.91             $2,437       0.01%  0.85% to 1.45%        9.10%

    Precious Metals
          2007                                 92,297  10.18 to 10.44       $953,254       1.84%  0.85% to 1.45%  19.24% to 20.14%
          2006                                  6,556   8.60 to 8.64         $56,464       0.00%  0.85% to 1.45% -14.00% to -13.60%

    Real Estate
          2007                                 15,376   9.21 to 9.42        $142,186       1.79%  0.85% to 1.45%  -21.81 to -21.13%
          2006                                 11,739  11.87 to 11.95       $139,592       1.09%  0.85% to 1.45%   18.70 to 19.50%

    Rising Rates Opportunity
          2007                                  7,056   8.41 to 8.65         $60,495      64.55%  0.85% to 1.45%  -7.04% to -6.66%
          2006                                  2,270   9.25 to 9.27         $20,989       0.03%  0.85% to 1.45%  -7.50% to -7.30%

    Semiconductor
          2007                                    172       9.48              $1,633       0.00%  0.85% to 1.45%        4.81%
          2006                                  4,950   9.02 to 9.06         $44,681       0.00%  0.85% to 1.45%  -9.80% to -9.40%

    Short Dow 30
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Short Emerging Markets
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Short International
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Short Mid-Cap
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Short NASDAQ-100
          2007                                 18,685   8.45 to 8.62        $160,943       3.48%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Short Small-Cap
          2007                                    764       9.90              $7,560       4.16%  0.85% to 1.45%        1.78%
          2006                                  5,483   9.73 to 9.80         $53,546       0.00%  0.85% to 1.45%  -2.70% to -2.00%

   ProFunds VP (continued)
    Small-Cap
          2007                                  3,000   9.53 to 9.71         $28,846       0.12%  0.85% to 1.45%  -4.79% to -4.16%
          2006                                 85,977   9.97 to 10.07       $861,558       0.00%  0.85% to 1.45%   -0.30% to 0.70%

    Small-Cap Growth
          2007                                 14,157   9.77 to 10.01       $140,143       0.00%  0.85% to 1.45%       -1.83%
          2006                                    359       9.73              $3,498       0.00%  0.85% to 1.45%       -2.70%

    Small-Cap Value
          2007                                  6,005   9.08 to 9.29         $55,558       0.00%  0.85% to 1.45%  -10.12% to -9.02%
          2006                                 10,525  10.12 to 10.20       $107,255       0.00%  0.85% to 1.45%   1.20% to 2.00%

    Technology
          2007                                 74,806  11.39 to 11.72       $856,280       0.00%  0.85% to 1.45%  11.29% to 12.26%
          2006                                  6,585  10.29 to 10.38        $67,807       0.00%  0.85% to 1.45%   2.90% to 3.80%

    Telecommunications
          2007                                  3,528  12.35 to 12.57        $44,174       0.81%  0.85% to 1.45%  12.35% to 12.57%
          2006                                  4,786  11.76 to 11.86        $56,344       0.01%  0.85% to 1.45%  17.60% to 18.60%

    U.S. Government Plus
          2007                                  5,126  11.82 to 11.90        $60,715       2.74%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    UltraBull
          2007                                 26,414  11.04 to 11.28       $293,661       0.79%  0.85% to 1.45%  -1.60% to -0.71%
          2006                                 12,179  11.25 to 11.31       $137,179       0.00%  0.85% to 1.45%  12.50% to 13.10%

    UltraMid-Cap
          2007                                 30,158   9.65 to 9.93        $295,434       2.52%  0.85% to 1.45%   2.82% to 4.12%
          2006                                 95,330   9.36 to 9.47        $897,937       0.00%  0.85% to 1.45%  -6.40% to -5.30%

    UltraNASDAQ-100
          2007                                173,463  12.46 to 12.87     $2,200,943       0.00%  0.85% to 1.45%       25.74%
          2006                                  1,805       10.10            $18,224       0.00%  0.85% to 1.45%        1.00%

    UltraShort Dow30
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    UltraShort NASDAQ-100
          2007                                    833       9.80              $8,165       0.00%  0.85% to 1.45%         N/A

    UltraSmall-Cap
          2007                                 35,465   8.36 to 8.57        $299,996       0.47%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Utilities
          2007                                 11,379  13.13 to 13.51       $150,868       0.47%  0.85% to 1.45%  12.53% to 13.61%
          2006                                 46,487  11.72 to 11.82       $545,070       0.00%  0.85% to 1.45%  17.20% to 18.20%

   Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund
          2007                                528,838  13.80 to 48.54    $20,156,629       0.10%  0.85% to 1.45%  40.76% to 43.98%
          2006                                394,139   9.86 to 33.95    $11,138,867       0.06%  0.85% to 1.45%  -1.40% to 23.33%
          2005                                277,847  13.55 to 27.72     $6,443,636       0.16%  0.95% to 1.40%  48.61% to 50.24%
          2004                                 99,218  12.45 to 16.61     $1,586,192       0.22%  0.95% to 1.40%  21.46% to 22.80%
          2003                                 28,092  11.00 to 13.52       $367,790       0.11%  0.95% to 1.40%  42.14% to 43.71%

    Worldwide Emerging Markets Fund
          2007                                238,513  22.03 to 46.28     $8,978,925       0.39%  0.95% to 1.40%  33.06% to 36.31%
          2006                                273,734  16.34 to 34.19     $7,680,258       0.37%  0.95% to 1.40%  36.22% to 38.20%
          2005                                 89,776  11.95 to 24.92     $1,851,439       0.42%  0.95% to 1.40%  29.33% to 30.75%
          2004                                 35,114  12.10 to 16.04       $556,621       0.19%  0.95% to 1.40%  23.33% to 24.70%
          2003                                  6,647  12.71 to 12.86        $85,231       0.83%  0.95% to 1.40%  51.07% to 52.73%

   Van Eck Worldwide Insurance Trust
    (continued)
    Worldwide Bond Fund
          2007                                 34,174  10.83 to 14.72       $474,634       4.86%  0.95% to 1.40%   7.47% to 8.67%
          2006                                 28,977  10.07 to 13.55       $362,344       6.62%  0.95% to 1.40%   4.35% to 5.53%
          2005                                 21,599   9.67 to 12.84       $269,269       5.99%  0.95% to 1.40%  -4.99% to -3.95%
          2004                                 16,272  10.78 to 13.37       $215,311       3.08%  0.95% to 1.40%   6.93% to 8.12%
          2003                                  3,943  12.20 to 12.37        $48,670       0.00%  0.95% to 1.40%  15.77% to 17.05%

    Worldwide Real Estate Fund
          2007                                183,261  11.44 to 28.65     $3,480,080       0.99%  0.95% to 1.40%  -2.45% to -0.07%
          2006                                125,028  11.50 to 28.67     $2,673,648       1.14%  0.95% to 1.40%  28.15% to 29.68%
          2005                                 87,065  12.01 to 22.11     $1,822,059       2.00%  0.95% to 1.40%  18.56% to 19.87%
          2004                                 72,114  12.65 to 18.44     $1,317,507       0.41%  0.95% to 1.40%  33.44% to 34.92%
          2003                                 11,826  13.50 to 13.67       $161,110       0.00%  0.95% to 1.40%  31.77% to 33.23%

   Janus Aspen Series
    Growth and Income Portfolio
          2007                                 40,934  12.44 to 17.12       $672,799       0.00%  0.95% to 1.40%   6.16% to 7.72%
          2006                                 32,765  11.67 to 15.90       $501,607       2.07%  0.95% to 1.40%   5.90% to 7.07%
          2005                                 19,694  11.02 to 14.85       $287,883       0.71%  0.95% to 1.40%  10.06% to 11.27%
          2004                                 12,798  10.88 to 13.35       $169,492       0.90%  0.95% to 1.40%   9.66% to 10.88%
          2003                                  2,291  11.96 to 12.03        $27,500       0.52%  0.95% to 1.40%  19.57% to 20.36%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
          2007                              2,778,423  10.46 to 11.84    $31,782,014       5.12%  0.85% to 1.45%   4.88% to 7.71%
          2006                              2,349,280   9.97 to 10.99    $25,087,201       4.46%  0.85% to 1.45%   0.20% to 2.90%
          2005                              1,423,526   9.93 to 10.68    $14,845,904       3.60%  0.95% to 1.40%   0.02% to 1.48%
          2004                                536,842  10.27 to 10.53     $5,595,939       1.90%  0.95% to 1.40%   2.39% to 3.89%
          2003                                116,643  10.06 to 10.13     $1,179,472       3.59%  0.95% to 1.40%   0.58% to 1.32%

    Low Duration Portfolio
          2007                                119,635   9.77 to 11.05     $1,283,734       4.81%  0.85% to 1.45%   3.54% to 6.34%
          2006                                 74,616   9.43 to 10.39       $758,175       3.83%  0.85% to 1.45%   0.32% to 2.97%
          2005                                 74,785   9.40 to 10.09       $743,875       2.85%  0.95% to 1.40%   -1.03% to 0.06%
          2004                                 57,054   9.90 to 10.09       $569,018       1.79%  0.95% to 1.40%   -0.22% to 0.88%
          2003                                 12,373   9.92 to 10.00       $123,317       0.67%  0.95% to 1.40%  19.57% to 20.36%

    High Yield Portfolio
          2007                                510,428  10.43 to 13.51     $6,565,689       7.48%  0.85% to 1.45%   0.07% to 2.52%
          2006                                370,875  10.72 to 13.18     $4,747,553       6.64%  0.85% to 1.45%   5.51% to 8.03%
          2005                                235,670  10.10 to 12.20     $2,811,545       6.20%  0.95% to 1.40%   0.69% to 3.13%
          2004                                268,133  10.76 to 11.83     $3,124,701       5.13%  0.95% to 1.40%   5.18% to 8.50%
          2003                                214,024  10.82 to 10.90     $2,328,621       1.93%  0.95% to 1.40%   8.22% to 9.01%

    Real Return Portfolio
          2007                                288,934  10.78 to 12.53     $3,493,905       4.69%  0.85% to 1.45%   6.97% to 9.58%
          2006                                245,471   9.94 to 11.44     $2,744,513       4.11%  0.85% to 1.45%  -2.60% to -0.26%
          2005                                214,050  10.07 to 11.47     $2,409,086       2.77%  0.95% to 1.40%   0.02% to 1.13%
          2004                                121,145  10.59 to 11.34     $1,362,695       1.20%  0.95% to 1.40%   6.70% to 7.88%
          2003                                 35,875  10.46 to 10.50       $375,938       2.62%  0.95% to 1.40%   4.32% to 5.09%

    All Asset Portfolio
          2007                                    931       11.48            $10,693       7.45%  0.85% to 1.45%         N/A

   Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund
          2007                                369,447   8.15 to 9.83      $3,526,618       1.06%  0.85% to 1.45% -19.17% to -17.28%
          2006                                260,126   9.90 to 11.88     $3,021,598       1.29%  0.85% to 1.45%   8.75% to 11.13%
          2005                                125,686  10.07 to 10.69     $1,330,567       0.45%  0.95% to 1.40%   4.00% to 6.86%

    Growth and Income Fund
          2007                                 45,450  12.04 to 12.69       $571,961       1.94%  0.95% to 1.40%   -0.53% to 0.53%
          2006                                 41,128  12.10 to 12.63       $516,031       1.88%  0.95% to 1.40%  20.16% to 21.56%
          2005                                 20,851  10.07 to 10.39       $216,287       1.78%  0.95% to 1.40%   3.57% to 3.93%

    Mid Cap Value Fund
          2007                                160,330  12.47 to 13.34     $2,104,830       1.22%  0.95% to 1.40%   0.74% to 2.22%
          2006                                 52,003  12.33 to 13.06       $670,680       1.39%  0.95% to 1.40%  13.85% to 15.17%
          2005                                 18,194  10.83 to 11.31       $202,882       0.71%  0.95% to 1.40%  12.46% to 13.40%

   Nueberger Berman Advisors Management Trust
    Fasciano Portfolio
          2007                                 20,560  10.46 to 10.70       $217,365       0.00%  0.95% to 1.40%  -1.19% to -0.44%
          2006                                 20,730  10.51 to 10.74       $220,995       0.00%  0.95% to 1.40%   3.52% to 4.17%
          2005                                 17,612  10.21 to 10.31       $183,670       0.37%  0.95% to 1.40%   2.09% to 3.05%

    Mid-Cap Growth Portfolio
          2007                                 94,100  14.96 to 15.67     $1,460,282       0.00%  0.95% to 1.40%  19.29% to 21.04%
          2006                                 20,875  12.49 to 12.95       $268,275       0.00%  0.95% to 1.40%  12.22% to 13.70%
          2005                                  3,139  11.13 to 11.39        $35,486       0.00%  0.95% to 1.40%  13.49% to 13.89%

    Regency Portfolio
          2007                                172,535  10.37 to 12.65     $2,132,570       0.13%  0.95% to 1.40%   0.84% to 2.32%
          2006                                 15,041  10.18 to 12.36       $182,975       1.57%  0.95% to 1.40%   8.92% to 10.16%
          2005                                  7,035  11.10 to 11.22        $81,016       0.07%  0.95% to 1.40%  11.03% to 12.24%

   Premier VIT
    OpCap Small Cap Portfolio
          2007                                 26,701  10.33 to 12.44       $312,404       0.00%  0.95% to 1.40%  -1.82% to -0.38%
          2006                                 22,835  10.41 to 12.62       $250,243       0.00%  0.95% to 1.40%  21.70% to 23.26%
          2005                                    867   9.54 to 9.55          $8,790       0.00%  0.95% to 1.40%   0.53% to 0.63%

    OpCap Renaissance Portfolio
          2007                                  1,103  10.87 to 11.04        $12,103       0.02%  0.95% to 1.40%   4.52% to 5.05%
          2006                                212,871  10.30 to 10.80     $2,230,227       0.01%  0.95% to 1.40%   8.99% to 10.58%
          2005                                  3,085  10.05 to 10.37        $29,448       0.00%  0.95% to 1.40%  -4.62% to -4.53%

   Credit Suisse Trust
    Global Small Cap Portfolio
          2007                                  4,884   9.06 to 9.38         $45,218       0.00%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Large Cap Value Portfolio
          2007                                 11,248  10.92 to 11.14       $124,730       1.37%  0.85% to 1.45%  -0.39% to -0.19%
          2006                                 12,031  11.12 to 11.16       $133,890       0.10%  0.85% to 1.45%  11.20% to 11.60%

   Dreyfus Variable Investment Fund
    Appreciation Portfolio
          2007                                  7,692  11.36 to 11.75        $89,543       1.64%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    International Value Portfolio
          2007                                 22,091  10.55 to 10.85       $237,667       0.41%  0.85% to 1.45%   1.70% to 1.86%
          2006                                  3,756  10.56 to 10.57        $39,687       0.00%  0.85% to 1.45%   5.60% to 5.70%

    Socially Responsible Growth Fund
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

   Direxion Insurance Trust
    Managed Bond Fund
          2007                                 73,715   9.82 to 10.08       $730,031       2.40%  0.85% to 1.45%  -1.87% to -0.78%
          2006                                  8,160  10.06 to 10.14        $82,642       0.47%  0.85% to 1.45%   0.60% to 1.40%

    All-Cap Equity Fund
          2007                                220,319   9.69 to 9.95      $2,156,412       0.47%  0.85% to 1.45%   0.00% to -1.12%
          2006                                 44,013   9.74 to 9.81        $430,616       0.03%  0.85% to 1.45%  -2.60% to -1.90%

    HY Bond Fund
          2007                                 47,580   9.69 to 9.85        $464,137       3.24%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

   Van Kampen Life Investment Trust
    Growth and Income Portfolio
          2007                                  5,355  10.70 to 10.84        $57,681       1.91%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

   Van Kampen Universal Institutional Funds
    Emerging Markets Debt Portfolio
          2007                                 12,845  11.15 to 11.26       $143,678       9.00%  0.85% to 1.45%   4.12% to 4.28%
          2006                                  1,780  10.71 to 10.72        $19,084       0.00%  0.85% to 1.45%   7.10% to 7.20%

    Emerging Markets Equity Portfolio
          2007                                 24,876  14.92 to 15.37       $376,592       0.62%  0.85% to 1.45%  37.46% to 38.29%
          2006                                 19,866  11.04 to 11.11       $220,426       0.02%  0.85% to 1.45%  10.40% to 11.10%

    Mid Cap Growth Portfolio
          2007                                 20,574  11.64 to 11.97       $244,319       0.00%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    U.S. Mid Cap Value Portfolio
          2007                                  1,457  11.28 to 11.49        $16,485       0.42%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    U.S. Real Estate Portfolio
          2007                                 13,796   9.82 to 10.10       $138,157       0.83%  0.85% to 1.45% -19.04% to -18.92%
          2006                                  8,191  12.29 to 12.36       $100,767       0.00%  0.85% to 1.45%  22.90% to 23.60%

    Northern Lights Variable Trust
      Critical Math Portfolio
          2007                              1,707,612   9.57 to 9.61     $16,411,138       0.00%  0.85% to 1.45%         N/A

        * The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.


        ** The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.


        *** The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period.

                    Advantage II Variable Annuity Prospectus

                                   May 1, 2008

                   Flexible Premium Deferred Variable Annuity
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account C
        Phone: (877) 586-0240 (toll free) Fax: (866) 270-9565 (toll-free)

Please read this prospectus for details on the contract being offered to You and keep it for future reference. This prospectus sets forth the information that a prospective investor should know before investing.

The Advantage II Variable Annuity (the "contract") is a flexible premium deferred annuity designed to be useful to You in meeting Your long-term savings and retirement needs. The minimum initial premium for a non-qualified contract is $10,000. The minimum initial premium for a qualified contract is $2,000.

If You elect the Premium Bonus Rider, We will add the premium bonus to each premium payment that You make in the first contract year. Electing the Premium Bonus Rider may be beneficial to You only if You own the contract for a sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional fee charged for the Premium Bonus Rider. Your expenses will be higher if You elect the Premium Bonus Rider and over time, the value of the premium bonus may be more than offset by the extra fee charged for the Premium Bonus Rider. The Fixed Account interest rate will be reduced by 0.85% for the first nine contract years if this rider is elected.


A Statement of Additional Information ("SAI") about the contract and the Midland National Life Separate Account C is available free of charge by checking the appropriate box on the application form or by writing to Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 or contacting Us at the numbers above. The SAI, dated May 1, 2008, has been filed with the U.S. Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. The table of contents of the SAI is included at the end of this prospectus.

You may allocate Your premiums to Our Fixed Account, unless otherwise noted, and/or to the Separate Account investment divisions (see Definitions) that invest in a specified mutual fund portfolio. You can generally choose a maximum of fifty funds (at any one time including the Fixed Account) among the sixty-six investment divisions shown on the following page at any one time (some restrictions may apply). The mutual fund portfolios are part of the following series funds or trusts:


o         AIM Variable Insurance Funds                          o         Lord Abbett Series Fund, Inc
o         Alger American Fund                                   o         MFS(R)Variable Insurance TrustSM
o         American Century Variable Portfolios, Inc.            o         Neuberger Berman AMT Portfolios
o         Calvert Variable Series, Inc.                         o         PIMCO Variable Insurance Trust
o         Fidelity(R)Variable Insurance Products Initial        o         Premier VIT
          Class, and Service Class 2
o         Goldman Sachs Variable Insurance Trust                o         Rydex Variable Trust
o         JPMorgan Series Trust II                              o         Van Eck Worldwide Insurance Trust
o         Janus Aspen Series


Your accumulation value in the investment divisions will increase or decrease based on investment performance of the mutual fund portfolios. You bear this risk. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the mutual fund portfolios.

The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. The contracts involve investment risk, including possible loss of principal.

The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.


                                       SEPARATE ACCOUNT INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------------

1.        AIM V.I. Financial Services Fund                34.       Goldman Sachs VIT Structured Small Cap Equity
                                                                    Fund

--------------------------------------------------------------------------------------------------------------------------

2.        AIM V.I. Global Health Care Fund                35.       Goldman Sachs VIT Growth and Income Fund

--------------------------------------------------------------------------------------------------------------------------

3.        AIM V.I. Technology Fund                        36.       Goldman Sachs VIT Mid Cap Value Fund

--------------------------------------------------------------------------------------------------------------------------

4.        AIM V.I. Utilities Fund                         37.       JPMorgan Bond Portfolio

--------------------------------------------------------------------------------------------------------------------------

5.        Alger American Capital Appreciation Portfolio1  38.       JPMorgan Small Company Portfolio

--------------------------------------------------------------------------------------------------------------------------

6.        Alger American LargeCap Growth Portfolio2       39.       Janus Aspen Series Growth & Income Portfolio

--------------------------------------------------------------------------------------------------------------------------

7.        Alger American Mid-Cap Growth Portfolio         40.       Lord Abbett Series Fund, Inc. Growth and Income
                                                                    Portfolio

--------------------------------------------------------------------------------------------------------------------------

8.        American Century VP Balanced Fund               41.       Lord Abbett Series Fund, Inc. International Portfolio

--------------------------------------------------------------------------------------------------------------------------

9.        American Century VP Capital Appreciation Fund   42.       Lord Abbett Series Fund, Inc. Mid-Cap Value
                                                                    Portfolio

--------------------------------------------------------------------------------------------------------------------------

10.       American Century VP Income & Growth Fund        43.       MFS(R)VIT Growth Series3

--------------------------------------------------------------------------------------------------------------------------

11.       American Century VP Inflation Protection Fund   44.       MFS(R)VIT Investors Trust Series

--------------------------------------------------------------------------------------------------------------------------

12.       American Century VP International Fund          45.       MFS(R)VIT New Discovery Series

--------------------------------------------------------------------------------------------------------------------------

13.       American Century VP Large Company Value         46.       MFS(R)VIT Research Series
        Fund

--------------------------------------------------------------------------------------------------------------------------

14.       American Century VP Mid Cap Value Fund          47.       Neuberger Berman AMT Mid-Cap Growth Portfolio

--------------------------------------------------------------------------------------------------------------------------

15.       American Century VP Ultra(R)Fund                48.       Neuberger Berman AMT Regency Portfolio

--------------------------------------------------------------------------------------------------------------------------

16.       American Century VP Value Fund                  49.       Neuberger Berman AMT Small-Cap Growth
                                                                    Portfolio4

--------------------------------------------------------------------------------------------------------------------------

17.       Calvert VS Social Equity Portfolio              50.       PIMCO VIT High Yield Portfolio

--------------------------------------------------------------------------------------------------------------------------

18.       Calvert VS Social Mid Cap Growth Portfolio      51.       PIMCO VIT Low Duration Portfolio

--------------------------------------------------------------------------------------------------------------------------

19.       Fidelity VIP Asset Manager: Growth(R)Portfolio   52.       PIMCO VIT Real Return Portfolio

--------------------------------------------------------------------------------------------------------------------------

20.       Fidelity VIP Asset ManagerSM Portfolio          53.       PIMCO VIT Total Return Portfolio

--------------------------------------------------------------------------------------------------------------------------

21.       Fidelity VIP Balanced Portfolio                 54.       Premier VIT OpCap Small Cap Portfolio

--------------------------------------------------------------------------------------------------------------------------

22.       Fidelity VIP Contrafund(R)Portfolio              55.       Rydex VT Government Long Bond 1.2x Strategy
                                                                     Fund

--------------------------------------------------------------------------------------------------------------------------

23.       Fidelity VIP Equity-Income Portfolio            56.       Rydex VT Inverse Government Long Bond Strategy
                                                                    Fund

--------------------------------------------------------------------------------------------------------------------------

24.       Fidelity VIP Growth & Income Portfolio          57.       Rydex VT Inverse NASDAQ-100(R)Strategy Fund5

--------------------------------------------------------------------------------------------------------------------------

25.       Fidelity VIP Growth Opportunities Portfolio     58.       Rydex VT Inverse S&P 500 Strategy Fund

--------------------------------------------------------------------------------------------------------------------------

26.       Fidelity VIP Growth Portfolio                   59.       Rydex VT Nova Fund

--------------------------------------------------------------------------------------------------------------------------

27.       Fidelity VIP High Income Portfolio              60.       Rydex VT NASDAQ-100(R)Fund6

--------------------------------------------------------------------------------------------------------------------------

28.       Fidelity VIP Index 500 Portfolio                61.       Rydex VT Sector Rotation Fund

--------------------------------------------------------------------------------------------------------------------------

29.       Fidelity VIP Investment Grade Bond Portfolio    62.       Rydex VT U.S. Government Money Market Fund

--------------------------------------------------------------------------------------------------------------------------

30.       Fidelity VIP MidCap Portfolio                   63.       Van Eck Worldwide Bond Fund

--------------------------------------------------------------------------------------------------------------------------

31.       Fidelity VIP Money Market                       64.       Van Eck Worldwide Emerging Markets Fund

--------------------------------------------------------------------------------------------------------------------------

32.       Fidelity VIP Overseas Portfolio                 65.       Van Eck Worldwide Hard Assets Fund

--------------------------------------------------------------------------------------------------------------------------

33.       Fidelity VIP Value Strategies Portfolio         66.       Van Eck Worldwide Real Estate Fund

--------------------------------------------------------------------------------------------------------------------------


1 Formerly Alger American Leveraged AllCap Portfolio
2 Formerly Alger American Growth Portfolio
3Formerly MFS(R) VIT Emerging Growth Series
4Formerly Neuberger Berman AMT Fasciano Portfolio
5Fomerly Rydex VT Inverse OTC Strategy Fund
6Formerly Rydex VT OTC Fund



This prospectus generally describes only the variable portion of the contract, except where the Fixed Account is specifically mentioned. You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.

                                TABLE OF CONTENTS
                                                                                                                    PAGE


DEFINITIONS............................................................................................................8
SUMMARY...............................................................................................................11
      FEATURES OF ADVANTAGE II VARIABLE ANNUITY.......................................................................11
            Your "Free Look" Right....................................................................................11
            Your Accumulation Value...................................................................................12
            Flexible Premium Payments.................................................................................12
            Investment Choices........................................................................................12
            Transfers.................................................................................................13
            Frequent or Disruptive Transfers..........................................................................13
            Surrenders................................................................................................14
            Administrative Procedures.................................................................................14
            Risk of Increase in Fees and Charges......................................................................14
            Death Benefit.............................................................................................14
            Optional Benefits.........................................................................................15
      ADDITIONAL BENEFITS.............................................................................................15
            Annuitization Bonus Rider.................................................................................15
            Waiver of Surrender Charges for Nursing Home Confinement Rider............................................15
      FEE TABLE.......................................................................................................16
            Periodic Charges Other Than Portfolio Expenses............................................................16
            Range of Annual Operating Expenses for the Portfolios1....................................................17
      EXPENSE EXAMPLES................................................................................................17
      FINANCIAL INFORMATION...........................................................................................18
      CHARGES AND FEES................................................................................................18
            Surrender Charge..........................................................................................18
            Mortality and Expense Risk Charge.........................................................................19
            Annual Maintenance Fee....................................................................................19
            Transfer Fee..............................................................................................19
            Premium Taxes.............................................................................................19
            Optional Rider Charges....................................................................................19
            Loan Charge (TSA Contracts Only)..........................................................................19
ADDITIONAL INFORMATION ABOUT ADVANTAGE II.............................................................................19
      SUITABILITY OF THE CONTRACTS....................................................................................19
      OTHER PRODUCTS..................................................................................................20
      INQUIRIES AND CORRESPONDENCE....................................................................................20
      STATE VARIATIONS................................................................................................20
      OUR SEPARATE ACCOUNT AND ITS INVESTMENT DIVISIONS...............................................................21
            The Funds.................................................................................................21
            Investment Policies Of The Funds' Portfolios..............................................................22
            Availability of the Portfolios............................................................................28
      AMOUNTS IN OUR SEPARATE ACCOUNT.................................................................................28
      WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT.......................................................................29
      OUR RIGHT TO CHANGE HOW WE OPERATE OUR SEPARATE ACCOUNT.........................................................29
THE FIXED ACCOUNT.....................................................................................................30
DETAILED INFORMATION ABOUT THE CONTRACT...............................................................................31
      REQUIREMENTS FOR ISSUANCE OF A CONTRACT.........................................................................31
      FREE LOOK.......................................................................................................32
      TAX-FREE "SECTION 1035" EXCHANGES...............................................................................32
      PREMIUM PAYMENTS................................................................................................32
            Allocation of Premium Payments............................................................................33
            Changing Your Premium Allocation Percentages..............................................................33
      YOUR ACCUMULATION VALUE.........................................................................................33
            Transfers of Accumulation Value...........................................................................33
      TRANSFER LIMITATIONS............................................................................................34
      SURRENDERS......................................................................................................36
            Waiver of Surrender Charges for Nursing Home Confinement Rider............................................38
      FREE SURRENDER AMOUNT...........................................................................................38
      SYSTEMATIC WITHDRAWALS..........................................................................................39
      LOANS...........................................................................................................40
      DOLLAR COST AVERAGING...........................................................................................41
            Fixed Account Dollar Cost Averaging ("Fixed Account DCA").................................................43
      PORTFOLIO REBALANCING...........................................................................................43
      FIXED ACCOUNT EARNINGS SWEEP PROGRAM............................................................................44
      OPTIONAL RIDERS.................................................................................................44
            Guaranteed Minimum Withdrawal Benefit Rider (GMWB)........................................................44
            Premium Bonus Rider.......................................................................................50
      DEATH BENEFIT...................................................................................................51
      PAYMENT OF DEATH BENEFITS.......................................................................................53
CHARGES, FEES AND DEDUCTIONS..........................................................................................53
      SURRENDER CHARGES ON SURRENDERS.................................................................................53
      MORTALITY AND EXPENSE RISK CHARGE...............................................................................54
      ANNUAL MAINTENANCE FEE..........................................................................................54
      OPTIONAL RIDER CHARGES..........................................................................................55
      TRANSFER CHARGE.................................................................................................55
      LOAN CHARGE (TSA CONTRACTS ONLY)................................................................................55
      CHARGES IN THE FUNDS............................................................................................56
      PREMIUM TAXES...................................................................................................56
      OTHER TAXES.....................................................................................................56
FEDERAL TAX STATUS....................................................................................................56
      INTRODUCTION....................................................................................................56
      ANNUITY CONTRACTS IN GENERAL....................................................................................56
            Qualified and Non-Qualified Contracts.....................................................................57
            Minimum Distribution Rules and Eligible Rollover Distributions............................................58
            Loans.....................................................................................................58
            Diversification and Distribution Requirements.............................................................59
            Surrenders - Non-Qualified Contracts......................................................................59
            Multiple Contracts........................................................................................59
            Withholding...............................................................................................59
            Annuity Payments..........................................................................................60
            Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations................................60
            Taxation of Death Benefit Proceeds........................................................................60
            Transfers, Assignments or Exchange of Contracts...........................................................61
            Possible Tax Law Changes..................................................................................61
            Economic Growth and Tax Relief Reconciliation Act of 2001.................................................61
            Separate Account Charges..................................................................................62
            Foreign Tax Credits.......................................................................................62
            Annuity Purchases by Residents of Puerto Rico.............................................................62
      MATURITY DATE...................................................................................................62
            Electing An Annuity Payment Option........................................................................62
            Fixed Payment Options.....................................................................................63
            Variable Payment Options..................................................................................63
            Payment Options...........................................................................................64
            Annuitization Bonus Rider.................................................................................65
            Transfers after Annuitization for Variable Payment Options................................................65
ADDITIONAL INFORMATION................................................................................................65
      MIDLAND NATIONAL LIFE INSURANCE COMPANY.........................................................................65
      FUND VOTING RIGHTS..............................................................................................66
            How We Determine Your Voting Shares.......................................................................66
            Voting Privileges of Participants In Other Companies......................................................66
      OUR REPORTS TO OWNERS...........................................................................................67
      CONTRACT PERIODS, ANNIVERSARIES.................................................................................67
      DIVIDENDS.......................................................................................................67
      PERFORMANCE.....................................................................................................67
      CHANGE OF ADDRESS NOTIFICATION..................................................................................68
      MODIFICATION TO YOUR CONTRACT...................................................................................68
      YOUR BENEFICIARY................................................................................................68
      ASSIGNING YOUR CONTRACT.........................................................................................69
      WHEN WE PAY PROCEEDS FROM THIS CONTRACT.........................................................................69
      DISTRIBUTION OF THE CONTRACTS...................................................................................69
      REGULATION......................................................................................................70
      DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC..............................................................71
      LEGAL PROCEEDINGS...............................................................................................71
      LEGAL MATTERS...................................................................................................71
      FINANCIAL STATEMENTS............................................................................................71
STATEMENT OF ADDITIONAL INFORMATION...................................................................................72
CONDENSED FINANCIAL INFORMATION.......................................................................................73
APPENDIX  I...........................................................................................................84


                                   DEFINITIONS
For Your convenience, below is a glossary of the special terms We use in this prospectus. In this prospectus, these words and phrases are generally in bold face type.

Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Accumulation Value means the sum of the amounts You have in Our Fixed Account and in the investment divisions of Our Separate Account under Your inforce contract.

Annuitant means the person(s), designated by the owner, to whom periodic income will be paid (Payee). This is the person whose life is used to determine the amount and duration of any periodic income involving life contingencies. After the maturity date, the annuitant will be considered the owner unless otherwise stated.

Annuity Unit means the units in the Separate Account, after the maturity date, that are used to determine the amount of the annuity payment.

Annuitization means an election of an annuity payment option.

Annuitize means an election to receive regular income payments from Your contract under one of the annuity payment options. An election to annuitize Your contract may be irrevocable. If You elect to annuitize Your contract, you will no longer be able to exercise any liquidity provision that may have previously been available.

Attained Age means the issue age plus the number of complete contract years since the issue date.

Beneficiary means the person or persons to whom the contract's death benefit will be paid in the event of the death of the annuitant or an owner.


Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading (generally 3:00 p.m. Central Time).


Contract Anniversary means the same date in each contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month. For this purpose, the calendar days of 29, 30 and 31 are not used and We look forward to the first day of the next calendar month. For example, assume a contract is issued on January 29th. Subsequent contract months will begin on the first of each month (February 1, March 1, April 1, etc.).

Contract Year means a year that starts on the issue date or on each anniversary thereafter.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the annuitant or an owner if the contract is still inforce. The death benefit will be paid when We receive due proof of the death of the annuitant or an owner and an election of how the death benefit is to be paid, and any other required documents or forms.

Executive Office means Our office located at One Midland Plaza, Sioux Falls, SD 57193. Please use Our Principal Office address and telephone number for all correspondence, transaction requests, payments, and inquiries.

Funds mean the investment companies, more commonly called mutual funds, available for investment by Our Separate Account on the issue date or as later changed by Us.

Gain means the difference, if any, between Your accumulation value and the net premiums paid into this contract.


Gross Premium means Your premium payment(s) before any partial surrenders and any surrender charges.


Guaranteed Amount means the amount equal to the initial premium payment and increased equally by any subsequent premium payments if the optional Guaranteed Minimum Withdrawal Benefit rider is elected when the contract is issued. If the contract has already been issued, this amount will be the current accumulation value of the contract increased equally by any subsequent premium payments. The Guaranteed Amount is equal to the maximum payouts that can be received under the rider and is reduced by each withdrawal.


Inforce means the annuitant's life remains insured under the terms of the contract.


Investment Division means a division of Our Separate Account which invests exclusively in the shares of a specified portfolio of the funds.

Issue Age means the age of the annuitant on the last birthday before the issue date.

Issue Date means the date the contract goes into effect and from which contract anniversaries, contract months and contract years are determined.

Maturity Date means the date, specified in Your contract on which income payments will begin. The earliest possible maturity date is the 9th contract anniversary at which time You may annuitize Your full accumulation value. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday.

Net Premium means Your premium payment(s) minus any partial surrenders and any surrender charges.

Owner means the person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the contract. Owner is referred to as "You" in the contract.

Payee means the person who is entitled to receive annuity payments after annuitization. On or after the maturity date, the annuitant will be the payee. If the annuitant or an owner dies prior to the maturity date, then the beneficiary is the payee.

Payment Amount means 7% of the initial Guaranteed Amount will be available for withdrawal each contract year until the guaranteed amount is depleted if the Guaranteed Minimum Withdrawal Benefit is elected. The amount is increased by 7% of each subsequent premium payment received. This may be reduced if withdrawals within a contract year exceed the payment amount.

Principal Office means where You can contact Us to pay premiums or take other action, such as transfers between investment divisions. The address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll free)
                         Fax: (866) 270-9565 (toll free)

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to the Company.

Separate Account means the Midland National Life Separate Account C which receives and invests Your premiums under the contract.


Surrender Value means the Fixed Account accumulation value plus the Separate Account accumulation value on the date of surrender minus any surrender charge, non-vested premium bonus (if any), premium tax and annual maintenance fee less any outstanding loan and loan interest.


Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed by the owner and received by Us at the address shown on the Specification Page of Your contract.

                                     SUMMARY

In this prospectus "We", "Our", "Us", "Midland National", and "Company" mean Midland National Life Insurance Company. "You" and "Your" mean the owner of the contract. We refer to the person who is covered by the contract as the "annuitant," because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the contract. The detailed information appearing later in this prospectus further explains the following summary. Please read this entire Prospectus, your contract, and the Statement of Additional Information for more detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is inforce.

FEATURES OF ADVANTAGE II VARIABLE ANNUITY

The Advantage II Variable Annuity contract provides You with a basic contract to which You can add optional riders. If You choose to add any of these riders, a corresponding charge will be deducted from Your accumulation value. The flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the accumulation value and payment of annuity payments on a fixed or variable basis. The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.


The contracts are available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (non-qualified contract) and for retirement plans which do qualify for those tax advantages (qualified contract). This contract does not offer any additional tax benefits when purchased under a qualified plan. See "Suitability of the Contracts" on page 19 for more detailed information.


Replacing an existing annuity with the contract may not be of financial benefit to You. Your existing annuity may be subject to fees or penalties on surrender, and the contract may have new charges.

The contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. You should not buy this contract:

(a)       if you are looking for a short-term investment; or
(b)       if you cannot risk getting back less money than you put in.

This prospectus generally describes only the variable portion of the contract, except where the Fixed Account is specifically mentioned.

Your "Free Look" Right

You can examine the contract and return it to Us for any reason within 30 days after You receive it for a refund of the accumulation value less any credits added by Us (which may be more or less than the premium payments You paid), or if greater and required by Your state, the original amount of Your premium payment. Longer free look periods apply in some states and in certain situations. (See "Free Look" on page 32 for more details).



Your Accumulation Value Your accumulation value depends on:

    o     the amount and frequency of premium payments,
    o     the selected portfolio's investment experience,
    o     interest earned on amounts allocated to the Fixed Account,
    o     partial surrenders, and
    o     charges and deductions.

You bear the investment risk under the contract (except for amounts in the Fixed Account). There is no minimum guaranteed accumulation value with respect to any amounts allocated to the Separate Account. (See "Your Accumulation value" on page 33).


Flexible Premium Payments
You can pay premium payments at any time prior to annuitization and in whatever amount You want, within certain limits. Your initial investment must be at least $10,000 for a non-qualified contract and at least $2,000 for a qualified contract. Additional investments must be at least $50. By current company practice, we will waive the initial premium for group list bill contracts if each premium payment is at least $50.

You may choose a planned periodic premium. You need not pay premiums according to the planned schedule.

Unless You receive approval from Us, the maximum amount of premium You can pay into this contract prior to the maturity date is $5,000,000. In addition, the maximum amount of variable annuity premium that may be deposited with Midland National is limited to $5,000,000 per annuitant or owner (calculation based upon all active contracts). The maximum amount of premium that currently can be allocated or transferred to the Fixed Account prior to the maturity date is limited to $1,000,000 without prior approval from Us. We reserve the right to further restrict or even eliminate the ability to allocate or transfer to the Fixed Account.

Investment Choices
You may allocate Your accumulation value to the investment divisions of Our Separate Account available under this contract or to Our Fixed Account, unless otherwise noted, which pays interest at a declared rate, or to a combination of these options. However, You may not have Your accumulation value allocated to more than 50 investment divisions including the Fixed Account at any one time.


If You select the Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value according to one of the five asset allocation models designated by Us for this rider. If You choose to invest any part of Your accumulation value in an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time, the GMWB rider will terminate. For limitations on premium allocations to the Fixed Account, see "THE FIXED ACCOUNT" on page 30.

For a full description of the portfolios, see the funds' prospectuses, which accompany this prospectus. (See "Investment Policies Of The Funds' Portfolios" on page 22).

Each portfolio pays a different investment management or advisory fee and has different operating expenses. The portfolios may also impose redemption fees, which We would deduct from Your accumulation value. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company. See "Investment Policies Of The Funds' Portfolios" on page 22.


We allocate your premiums and accumulation value to the investment divisions you choose. The value of your contract will fluctuate during the accumulation period depending on the investment options you have chosen. You bear the investment risk of any variable investment option you choose.

Transfers

You may transfer Your accumulation value among the investment divisions and between the Fixed Account and the investment divisions before the maturity date (although We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners). The amount that You can transfer into the Fixed Account is limited. See "THE FIXED ACCOUNT" on page 30 for details. After the maturity date, You may make two transfers each year among the Separate Account investment divisions. We currently do not charge you for transfers, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law or pursuant to our agreements with the underlying funds. See "THE FIXED ACCOUNT" on page 30 for details.


Frequent or Disruptive Transfers
Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the Fixed Account ("Harmful Trading) can cause risks with adverse effects for other contract owners (and beneficiaries and portfolios). These risks and harmful effects include:

      1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some "market timers" attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage");

      2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and

      3)    increased brokerage and administrative expenses.

The Rydex portfolios are designed for and affirmatively permit frequent and short-term trading. Therefore, they may be more susceptible to these harmful effects than other portfolios. These portfolios might not be appropriate for long-term investors.

Individuals or organizations that use market-timing strategies and make frequent transfers should not purchase the contract.

Surrenders

You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin. You may also elect a systematic withdrawal option (See "Systematic Withdrawals" on page 39). (Your retirement plan may restrict surrenders.)

You may withdraw up to 10% of Your net premiums contractually (premiums less prior partial surrenders, as determined on the date of the surrender request), once each contract year without incurring a surrender charge. We reserve the right to change this practice. However, by current Company practice, We will allow You to take 10% of Your gross premiums without incurring a surrender charge. In addition by current Company practice We will allow You to take Your free surrender amount in multiple withdrawals each contract year without incurring a surrender charge. This is not guaranteed. (See "Free Surrender Amount" on page 38).


We may impose a surrender charge on any surrender in excess of the free surrender amount (including surrenders to begin annuity payments), and upon full surrender. We may also deduct an annual maintenance fee. The amount You request plus any surrender charge will be deducted from Your accumulation value. You may take a surrender in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select.


A surrender may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 1/2. Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income. (See "Surrender Charges on Surrenders" on page 53, "FEDERAL TAX STATUS" on page 56, and "Electing An Annuity Payment Option" on page 62.) Surrenders from contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.


Administrative Procedures

We may accept a request for contract service in writing, by telephone, or other approved electronic means, subject to Our administrative procedures, and may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements. We will process Your request at the contract value next determined only after You have met all administrative requirements, commonly known as - "in good order."


Risk of Increase in Fees and Charges
Certain fees and charges assessed against the contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum level.

Death Benefit
The Advantage II Annuity contract pays a death benefit when the annuitant or an owner dies before the maturity date if the contract is still inforce. The death benefit is equal to the greater of (a) the accumulation value, less any outstanding loan and loan interest, or (b) net premiums, less any outstanding loan and loan interest; in both cases, measured as of the time We receive due proof of death, an election of how the death benefit is to be paid, and any other documents or forms required. Premium taxes may be deducted from the death benefit proceeds and We may retain any non-vested premium bonus.

If the annuitant or an owner dies on or after the maturity date, then any remaining guaranteed amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant's or an owner's death. Other rules relating to distributions at death apply to qualified contracts.

Optional Benefits
The contract offers certain optional benefits or riders. Each of these riders offer a specific benefit that may help You achieve Your long-term financial goals. There is generally a charge for each rider. These riders offer You an opportunity to tailor the Advantage II variable annuity to meet Your specific needs. Since some optional riders cannot be terminated once elected, You should select Your options carefully. The optional riders available under this contract are:

--------------------------------------------------------------------------------
o         Guaranteed Minimum Withdrawal Benefit Rider (GMWB)
--------------------------------------------------------------------------------
o         Premium Bonus Rider
--------------------------------------------------------------------------------


For detailed explanations of these riders, see "Optional Riders" on page 44. We deduct a daily charge for each optional rider against Your Separate Account accumulation value. Charges for these optional riders are in addition to the charges for the basic contract (stated in the "FEE TABLE" on page 16). The investment divisions' accumulation unit values reflect these charges. For more information on the charges for each rider, see "FEE TABLE" on page 16.


ADDITIONAL BENEFITS

Annuitization Bonus Rider
This rider will be attached to all contracts at no additional charge. When You decide to annuitize Your contract for a minimum of 5 years, We will credit Your accumulation value with an additional percentage (of the accumulation value) based on the payment option You choose as follows:

      o A 4% annuitization bonus will be credited on any annuity payment payout option available under this contract that guarantees payment for ten or more years.

      o A 2% annuitization bonus will be credited on any annuity payment option available under this contract that guarantees payment for nine years or less.

This rider terminates on the earliest of:

      o     the date the contract to which it is attached terminates;

      o     the Maturity date; or

      o full surrender of the contract or death of the Owner or Annuitant, where the Beneficiary does not continue the contract under Spousal Continuance.

Waiver of Surrender Charges for Nursing Home Confinement Rider

This rider will be attached to all contracts issued with annuitants age 75 or less at no additional charge. After the first contract year, We guarantee that We will increase the annual free withdrawal amount available under this contract from 10% of the net premiums to 20% of the net premiums if the annuitant is confined to a qualified nursing care center for a period of at least 90 days and the confinement is medically necessary. See "Waiver of Surrender Charges for Nursing Home Confinement Rider" on page 38 for more details. By current company practice, after the first contract year, We will increase the annual free withdrawal amount available under this contract to 20% of the gross premiums if the annuitant qualifies for benefits under this rider (this increase is not guaranteed).


FEE TABLE

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the contract. The first table lists the fees and expenses that You will pay at the time that You buy the contract, surrender the contract, or transfer accumulation value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses                    Charge

Sales Load Imposed on Purchase                         None
Maximum Surrender Charge (as a percentage of           9.00%
premiums withdrawn)
Transfer Fee                                           $0-$151
Maximum TSA Net Loan Interest Annual Rate* (of         3.0%
amount in loan account)

*The net loan interest rate is the maximum interest rate We charge (4.5%) less the amount We credit to the Fixed Account balance (1.5%).

Periodic Charges Other Than Portfolio Expenses
The next table lists the fees and expenses that You may pay periodically during the time that You own the contract, not including portfolio company fees and expenses.

                                                                               Guaranteed         Current Charge
                                                                                 Maximum
Annual Maintenance Fee2                                                            $60                 $30
Separate Account Annual Expenses
(as a percentage of average accumulation value)
Mortality and Expense Risk Charge                                                 1.40%               1.40%

Optional Rider Charges:
Guaranteed Minimum Withdrawal Benefit Rider Charge
                                Conservative Asset Allocation Model               0.10%3              0.10%
                                Moderate-Conservative Asset Allocation Model      0.20%3              0.20%
                                Moderate Asset Allocation Model                   0.40%3              0.40%
                                Moderate-Aggressive Asset Allocation Model        0.75%3              0.75%
                                Aggressive Asset Allocation Model                 1.20%3              1.20%
Premium Bonus Rider Charge - (for first nine contract years)                      0.70%               0.65%
Total Separate Account Expenses with the Highest Combination of
Optional Rider Charges                                                            3.30%               3.25%


1We reserve the right to impose a $15 charge for each transfer after the twelfth
(12th) transfer in a contract year.

2The annual maintenance fee is deducted proportionally from the accumulation value at the time of the charge. We reserve the right to change this fee, however, it will not exceed $60 per contract year. The annual maintenance fee is reflected in the examples below by a method intended to show the "average" impact of the annual maintenance fee on an investment in the Separate Account. The annual maintenance fee is deducted only when the net premiums are less than $50,000. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans. In the examples, the annual maintenance fee is approximated as an annual asset charge of 0.31% (guaranteed) or 0.15% (current) based on the average accumulation value of $19,660 as of 12/31/07.

3The guaranteed maximum charge for the optional Guaranteed Minimum Withdrawal Benefit Rider only applies to the initial purchase of the rider. It does not apply if You elect to step-up the benefit or transfer into a new asset allocation model. See "Guaranteed Minimum Withdrawal Benefit Rider (GMWB)" on page 44.


Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2007 (before any fee waiver or expense reimbursement). Expenses may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses                           Lowest           Highest
(expenses that are deducted from portfolio company assets, including management fees, distribution, and/or service (12b-1) fees and other
expenses)                                                                    0.32%            1.68%

1The portfolio expenses used to prepare this table were provided to Us by the fund(s). We have not independently verified such information. The expenses are those incurred as of the fiscal year ending December 31, 2007. Current or future expenses may be higher or lower than those shown.

For information concerning compensation paid for the sale of the contracts, see "Distribution of the Contracts" on page 69.


EXPENSE EXAMPLES


The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and portfolio company operating expenses (for the year ended December 31, 2007).


Both examples assume that You invest $10,000 in the contract for the time periods indicated.
The Examples also assume that Your investment has a 5% return each year. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1: Premium Bonus Rider and Guaranteed Minimum Withdrawal Benefit rider using the aggressive asset allocation model are elected; highest guaranteed charges; highest portfolio expenses (without voluntary waivers of fees or expenses).

      (1) If You surrender or annuitize Your contract at the end of the applicable time period:

                           ------------ ------------ ------------ ------------
                           1 Year       3 Years      5 Years      10 Years
                           ------------ ------------ ------------ ------------

                           $1,370       $2,304       $3,232       $5,453

                           ------------ ------------ ------------ ------------

      (2)   If You do NOT surrender Your contract:

                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5 Years      10 Years
                           ------------ ------------ ------------ -----------

                           $560         $1,674       $2,782       $5,453

                           ------------ ------------ ------------ -----------

Example 2: Premium Bonus Rider and Guaranteed Minimum Withdrawal Benefit Rider are not elected; current charge levels; lowest portfolio expenses (without voluntary waivers of fees or expenses).

      (1) If You surrender or annuitize Your contract at the end of the applicable time period:

                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5 Years      10 Years
                           ------------ ------------ ------------ -----------

                           $1,001       $1,219       $1,463       $2,194

                           ------------ ------------ ------------ -----------

      (2)   If You do NOT surrender Your contract:

                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5 Years      10 Years
                           ------------ ------------ ------------ -----------

                           $191         $589         $1,013       $2,194

                           ------------ ------------ ------------ -----------

The examples do not reflect transfer fees or premium taxes (which may range up to 3.5% depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lower than those shown. The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.


FINANCIAL INFORMATION


Our financial statements, and financial statements for the Separate Account, are in the Statement of Additional Information. You may obtain a free copy of the Statement of Additional Information by checking the appropriate box on the application form, calling Us toll-free at (877) 586-0240, faxing Us at (866) 270-9565, or writing Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266. Condensed financial information for the Separate Account is located on page 73.


CHARGES AND FEES

Surrender Charge
Sales charges are not deducted from premium payments. However, a surrender charge may be assessed against premium payments when they are withdrawn, including full and partial surrenders to effect an annuity and systematic withdrawals. The amount of any surrender charge depends on the number of contract years between the premium payment and of the withdrawal.

For further information, (see "Surrender Charges on Surrenders" on page 53.)


At the time of a withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount. For example, if at the beginning of Your second contract year Your net premium was $10,000 and Your accumulation value was $8,000, then in the event of a full surrender, the second year surrender charge percentage of 8% would be charged on the $10,000 net premium amount (less the free surrender amount) and not the $8,000 accumulation value amount.

Mortality and Expense Risk Charge

We deduct a 1.40% per annum charge against all accumulation values held in the Separate Account for assuming the mortality and expense and other risks under the contract. (See "Mortality and Expense Risk Charge" on page 54.)


Annual Maintenance Fee

We currently deduct an annual maintenance fee of $30 from each contract. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans, and for contracts with net premiums of $50,000 or more on the contract anniversary. (See "CHARGES, FEES AND DEDUCTIONS" on page 53.)


Transfer Fee
There may be a $15 charge for each transfer in excess of 12 in any one contract year.

Premium Taxes

We will deduct the amount of any premium taxes levied by a state or any government entity from Your accumulation value at surrender, death, or annuitization. (See "Premium Taxes" on page 56).


Optional Rider Charges

We deduct an additional fee if You select the optional Premium Bonus Rider or the optional Guaranteed Minimum Withdrawal Benefit Rider. See "FEE TABLE" on page 16.


Loan Charge (TSA Contracts Only)
Loan interest is charged in arrears on any outstanding loan. Loan interest that is unpaid when due will be added to the outstanding loan at the end of each contract quarter (or, if earlier, on the date of loan repayment, surrender, contract termination, or the death of the owner or annuitant) and will bear interest at the same rate of the loan. We charge an annual interest rate of 3.5% on loans without the Premium Bonus rider and 4.5% on loans with the Premium Bonus rider.

After offsetting the 1.5% annual interest rate, that We guarantee We will credit to the portion of Our Fixed Account securing the loan, against the maximum loan interest rate of 3.5%, the maximum guaranteed net cost of the loans is 2.0% annually without the Premium Bonus rider.

If you purchase the optional Premium Bonus Rider, the loan interest charges will be increased by 1% to a rate of 4.5% per year. After offsetting the 1.5% annual interest rate, that We guarantee We will credit to the portion of Our Fixed Account securing the loan, against the maximum loan interest rate of 4.5%, the maximum guaranteed net cost of the loan is 3.0%.


                    ADDITIONAL INFORMATION ABOUT ADVANTAGE II

SUITABILITY OF THE CONTRACTS

Because of the surrender charge and other expenses, the contracts are not appropriate for short-term investment. In addition, non-qualified contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as IRAs and 401(k) plans. The tax-deferred feature of the contracts is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments, make the contract appropriate for their purposes. Before purchasing a contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the contract and the suitability of the investment.

OTHER PRODUCTS

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios. These contracts may have different charges and may offer different benefits. We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs. To obtain more information about these contracts, contact Your agent, or call Us at (877) 586-0240.

INQUIRIES AND CORRESPONDENCE

If You have any questions about Your contract or need to make changes, please contact Your financial representative who sold You the contract, or contact Us at Our Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)

You currently should send correspondence and transaction requests to Us at the above address or by facsimile or telephone at the numbers listed above. Our Service Representatives are available between the hours of 7:30 a.m. and 5:00 p.m. (Central Standard Time) Monday through Thursday, and 7:30 a.m. to 3:00 p.m. (Central Standard Time) on Friday, excluding holidays or any day the New York Stock Exchange is not open. Any requests for partial withdrawals, transfers, and surrenders sent to another number may not be considered received at Our Principal Office and will not receive that day's price. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. We may revoke facsimile and telephone transaction privileges at any time for some or all contract owners.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the annuitant or an owner, or other identifying information. We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile (possible falsification of faxed documents by others) or telephone (possible falsification of contract owner identity) when the original signed request is not sent to Our Principal Office. You bear those risks.

Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should mail Your correspondence and transaction request to Our Principal Office.

STATE VARIATIONS

Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in Your state. See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract. See Your agent or contact Our Principal Office for additional information that may be applicable to Your state.

OUR SEPARATE ACCOUNT AND ITS INVESTMENT DIVISIONS

The "Separate Account" is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does not involve any SEC supervision of its management or investment contracts. The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the funds. You may allocate part or all of Your premiums to any of the investment divisions of Our Separate Account available under this contract.

The Funds

Each of the 66 portfolios available under the contract is commonly called a mutual fund. Each one is a "series" of one of the following open-end diversified investment companies:


(a)       AIM Variable Insurance Funds,
(b)       Alger American Fund,
(c)       American Century Variable Portfolios, Inc.,
(d)       Calvert Variable Series, Inc.,
(e)       Fidelity(R)Variable Insurance Products,
(f)       Goldman Sachs Variable Insurance Trust,
(g)       J.P. Morgan Series Trust II,
(h)       Janus Aspen Series,
(i)       Lord Abbett Series Fund, Inc.,
(j)       MFS(R)Variable Insurance TrustSM,
(k)       Neuberger Berman AMT Portfolios,
(l)       PIMCO Variable Insurance Trust,
(m)       Premier VIT,
(n)       Rydex Variable Trust, and
(o)       Van Eck Worldwide Insurance Trust.


Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge). More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus, and in the fund's Statements of Additional Information. You should read the portfolios' prospectuses carefully before allocating or transferring money to any portfolio.

The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets and/or from "Rule 12b-1" fees deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial, may vary between funds and portfolios, and generally are based on a percentage of the assets in the funds that are attributable to the contracts and other variable insurance products issued by Midland National. These percentages currently range up to 0.50% annually. Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering the contracts, and, in its role as an intermediary, the funds. Midland National and its affiliates may profit from these payments.

Investment Policies Of The Funds' Portfolios
Each portfolio tries to achieve a specified investment objective by following certain investment policies. No one can promise that any portfolio will meet its investment objective. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. You bear the risk that the portfolios You have allocated amounts to will not meet their investment objectives. The objectives of the portfolios are as follows:

----------------------------------- -----------------------------------------------------------------------------------------------
Portfolio                           Objective
-----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------- -----------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund    The funds investment objective is capital growth.  The Fund seeks to meet its objective by
- Series I Shares                   investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers and engaged primarily in the financial services-related industries.

----------------------------------- -----------------------------------------------------------------------------------------------

AIM V.I. Global Health Care         The funds investment objective is capital growth.  The fund seeks to meet its objectives by
Fund - Series I Shares              investing normally at least 80% of its assets in securities of health care industry companies.

----------------------------------- -----------------------------------------------------------------------------------------------

AIM V.I. Technology Fund -          The funds investment objective is capital growth. The Fund seeks to meet its objective by
Series I Shares                     investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in  equity securities of issuers  engaged primarily in technology-related industries.

----------------------------------- -----------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund - Series    The funds investment objective is capital growth. The Fund seeks to meet its objective by
I Shares                            investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in  equity securities of issuers  engaged primarily in technology-related industries.

-----------------------------------------------------------------------------------------------------------------------------------
Alger American Fund
----------------------------------- -----------------------------------------------------------------------------------------------

Alger American Capital              Seeks long-term capital appreciation.
Appreciation Portfolio1

----------------------------------- -----------------------------------------------------------------------------------------------

Alger American LargeCap             Seeks long-term capital appreciation.
Growth Portfolio2

----------------------------------- -----------------------------------------------------------------------------------------------
Alger American MidCap Growth        Seeks long-term capital appreciation.
Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------

Alger American SmallCap             Seeks long-term capital appreciation.
Growth Portfolio3

-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Balanced        Seeks long-term growth and current income.  Invests approximately 60 percent of its assets
Fund                                in equity securities that management considers to have better than average potential for appreciation and the remainder in bonds and other fixed income securities.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Capital         Seeks capital growth by investing primarily in common stocks that management considers to
Appreciation Fund                   have better-than-average prospects for appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Income &        Seeks capital growth by investing in common stocks. Income is a secondary objective. The
Growth Fund                         Portfolio will seek to achieve its investment objective by investing in common stocks.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Inflation       Seeks long-term total return using a strategy that seeks to protect against U.S. inflation.
Protection Fund
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP                 Seeks capital growth by investing primarily in securities of foreign companies that
International Fund                  management believes to have potential for appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Large           Seeks long-term capital growth.  Income is a secondary objective.  Invests primarily in
Company Value Fund                  equity securities of companies that management believes to be undervalued at the time of purchase.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Mid Cap         Seeks long-term capital growth.  Income is a secondary objective.  Invests primarily in
Value Fund                          equity securities of companies that management believes to be undervalued at the time of purchase.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Ultra(R)        Seeks long-term capital growth by investing in common stocks considered by management
Fund                                to have better-than-average prospects for appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Value           Seeks long-term capital growth with income as a secondary objective.  Invests primarily in
Fund                                equity securities of well-established companies that management believes to be under-valued at the time of purchase.
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc.
----------------------------------- -----------------------------------------------------------------------------------------------
Social Equity Portfolio             Seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Portfolio's investment and social criteria.
----------------------------------- -----------------------------------------------------------------------------------------------
Social Mid Cap Growth Portfolio     Seeks to provide long-term capital appreciation by investing primarily in a nondiversified portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Asset Manager:                  Seeks to maximize total return by allocating its assets among stocks, bonds, short-term
Growth(R)Portfolio                  instruments, and other investments.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Asset ManagerSM                 Seeks to obtain high total return with reduced risk over the long term by allocating its
Portfolio                           assets among stocks, bonds, and short-term instruments.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Balanced Portfolio              Seeks income and capital growth consistent with reasonable risk.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Contrafund(R)                   Seeks long-term capital appreciation.
Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Equity-Income                   Seeks reasonable income. The fund will also consider the potential for capital appreciation.
Portfolio                           The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500sm Index (S&P 500(R)).
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Growth & Income Portfolio       Seeks high total return, combining current income and capital appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Growth Opportunities            Seeks to provide capital growth.
Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Growth                          Seeks capital appreciation.
Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------
VIP High Income                     Seeks a high level of current income, while also considering growth of capital.
Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Index 500                       Seeks to provide investment results that correspond to the total return of common stocks
Portfolio                           publicly traded in the United States, as represented by the S&P 500.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Investment Grade Bond           Seeks as high a level of current income as is consistent with the preservation of capital.
Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------
VIP MidCap                          Seeks long-term growth of capital.
Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Money Market                    Seeks as high a level of current income as is consistent with preservation of capital and
Portfolio*                          liquidity.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Overseas                        Seeks long-term growth of capital.
Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Value Strategies Portfolio      Seeks capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------- -----------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured        Seeks long-term growth of capital.
Small Cap Equity Fund
----------------------------------- -----------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and        Seeks long-term growth of capital and growth of income.
Income Fund
----------------------------------- -----------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap           Seeks long-term capital appreciation.
Value Fund

-----------------------------------------------------------------------------------------------------------------------------------
J. P. Morgan Series Trust II
----------------------------------- -----------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio             Seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity.
----------------------------------- -----------------------------------------------------------------------------------------------
JPMorgan Small Company              Seeks to provide high total return from a portfolio of small company stocks.
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------- -----------------------------------------------------------------------------------------------

Janus Aspen Growth and              Seeks long-term capital growth and current income.
Income Portfolio

-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
----------------------------------- -----------------------------------------------------------------------------------------------
Lord Abbett Growth and Income       Seeks long-term growth of capital and income without excessive fluctuations in market value.
Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------
Lord Abbett International           Seeks long-term capital appreciation, invests primarily in equity securities of non-U.S.
Portfolio                           issuers.
----------------------------------- -----------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value           Seeks capital appreciation through investments, primarily in equity securities, which are
Portfolio                           believed to be undervalued in the marketplace.
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------- -----------------------------------------------------------------------------------------------

MFS(R) Growth Series4               Seeks capital appreciation. The fund's objective may be changed without shareholder approval.

----------------------------------- -----------------------------------------------------------------------------------------------
MFS(R)Investors Trust Series        Seeks capital appreciation. The fund's objective may be changed without shareholder approval.
----------------------------------- -----------------------------------------------------------------------------------------------
MFS(R)New Discovery Series          Seeks capital appreciation.  The fund's objective may be changed without shareholder approval.
----------------------------------- -----------------------------------------------------------------------------------------------
MFS(R) Research Series              Seeks capital appreciation. The fund's objective may be changed without shareholder approval.
-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust

----------------------------------- -----------------------------------------------------------------------------------------------
Neuberger Berman AMT                Seeks long-term capital growth.

Mid-Cap Growth Portfolio

----------------------------------- -----------------------------------------------------------------------------------------------

Neuberger Berman AMT                Seeks growth of capital.
Regency Portfolio

----------------------------------- -----------------------------------------------------------------------------------------------

Neuberger Berman AMT                Seeks growth of capital. The portfolio manager also may consider a company's potential for
Small-Cap Growth Portfolio5         current income prior to selecting it for the fund.

-----------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio      Seeks maximum total return, consistent with preservation of capital and prudent investment management.
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT Low Duration              Seeks maximum total return consistent with preservation of capital and prudent investment
Portfolio                           management.
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio     Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio    Seeks maximum total return, consistent with preservation of capital and prudent investment management.
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT
----------------------------------- -----------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap         The Portfolio seeks capital appreciation. The portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2.2 billion at the time of purchase that the investment sub-adviser (Oppenheimer Capital LLC) believes are undervalued in the marketplace.
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------- -----------------------------------------------------------------------------------------------

Rydex VT Government Long            Seeks to provide investment results that correspond  to a benchmark for U.S. Government
Bond 1.2x Strategy Fund             securities. The Fund's current benchmark is 120% of the price movement of the Long
                                    Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price of the most recently issued Long Treasury Bond.

----------------------------------- -----------------------------------------------------------------------------------------------

Rydex VT Inverse Government         Seeks to provide  total returns that inversely correlate to the price movements of a
Long Bond Strategy Fund             benchmark for U.S. Treasury debt instuments or futures contracts on a specified debt instrument. The Fund's current benchmark is the inverse (opposite) of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long
                                    Treasury Bond is based on the daily price of the most recently issued Long Treasury Bond.

----------------------------------- -----------------------------------------------------------------------------------------------

Rydex VT Inverse                    Seeks to provide investment results that match the performance of a specific benchmark.
NASDAQ-100(R)  Strategy Fund6       The Fund's current benchmark is the inverse (opposite) of the performance of the Nasdaq
                                    100 Index(R).

----------------------------------- -----------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500            Seeks to provide investment returns that inversely correlate to the daily performance of the
Strategy Fund                       S&P 500(R)Index.

----------------------------------- -----------------------------------------------------------------------------------------------

Rydex VT Nova Fund                  Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500
                                    Index.

----------------------------------- -----------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100(R)  Fund7       Seeks to  provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmarkis the Nasdaq 100 Index(R)

----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund       Seeks to provide long-term capital appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------

Rydex VT U.S. Government            Seeks to provide security of principal, high current income, and liquidity.
Money Market Fund*

-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust
----------------------------------- -----------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund         Seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.
----------------------------------- -----------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging          Seeks long-term capital appreciation by investing primarily in equity securities in emerging
Markets Fund                        markets around the world.
----------------------------------- -----------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets       Seeks long-term capital appreciation by investing primarily in "hard asset" securities.
Fund                                Income is a secondary consideration. Hard assets consist of precious metals, natural resources, real estate and commodities.
----------------------------------- -----------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate       Seeks to maximize return by investing in equity securities of domestic and foreign companies
Fund                                that own significant real estate assets or that principally are engaged in the real estate industry.
----------------------------------- -----------------------------------------------------------------------------------------------

*During extended periods of low interest rates, the yields of the money market investment divisions may become extremely low and possibly negative.

1Formerly Alger American Leveraged AllCap Portfolio

2Formerly Alger American Growth Portfolio

3Formerly Alger American Small Capitalization Portfolio. This Investment Division was closed to new investors as of June 15, 2007. If You had money invested in this Investment Division as of the close of business on Thursday, June 14, 2007, You may continue to make additional investments into the portfolio. However, if You redeem or transfer completely out of this Investment Division after this date, You will not be able to reinvest in the portfolio.

4Formerly MFS(R) VIT Emerging Growth Series

5 Formerly Neuberger Berman AMT Fasciano Portfolio

6Fomerly Rydex VT Inverse OTC Strategy Fund

7Formerly Rydex VT OTC Fund


Invesco Aim Advisors, Inc. manages and Invesco Trimark Investment Management Inc.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited are sub-advisers to the AIM Variable Insurance Funds. Fred Alger Management, Inc. manages the Alger American Fund. American Century Investment Management, Inc. manages the American Century VP Portfolios and the American Century Global Investment Management, Inc. Calvert Asset Management Company, Inc. manages the Calvert Variable Series, Inc Portfolios. Fidelity Management & Research Company manages the VIP Funds. Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust Funds. J. P. Morgan Investment Management Inc. manages the JPMorgan Series Trust
II. Janus Capital Management LLC manages the Janus Aspen Series. Lord, Abbett & Co. LLC manages the Lord Abbett Series Fund, Inc. MFS(R)Investment Management manages the MFS(R)Variable Insurance TrustSM. Neuberger Berman Management Inc. manages the Neuberger Berman AMT Portfolios. OpCap Advisors LLC serves as the advisor to Premier VIT. Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. Rydex Investments manages the Rydex Variable Trust. Van Eck Associates Corporation manages the Van Eck Worldwide Insurance Trust.

The funds may make a material change in their investment policies. In that case, We will send you a notice of the change. Within 60 days after You receive the notice, or within 60 days after the effective date of a change, if later, You may transfer any amount that You have in that investment division to another investment division. Such a transfer will not count as a transfer allowed after maturity, nor will it be counted for the purpose of determining whether a $15 transfer fee will be assessed (see "Transfers of Accumulation Value" on page
33).


The funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans. We currently do not foresee any disadvantages to Our contract owners arising from this use of the funds for this type of mixed and shared funding. The funds will monitor for possible conflicts arising out of this practice. If any such conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interests.

The Fund portfolios available under the contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of any of the funds' portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.


The fund portfolios offered through the contract are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment advisor) will make payments to Us and the amount of any such payments.


You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by You, decisions regarding investment allocations should be carefully considered.


Other funds (or available classes) may have lower fees and better overall investment performance.


In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each fund's prospectus, statement of additional informational information and annual and semi/annual reports. Other sources such as the fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations related to a fund or portfolio. You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

You bear the risk of any decline in the accumulation value of your contract resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.

Availability of the Portfolios
We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio, and substitute share of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

AMOUNTS IN OUR SEPARATE ACCOUNT

The amount You have in each investment division is represented by the value of the accumulation units credited to Your accumulation value for that investment division. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division. Accumulation units are sold or redeemed when You make a full or partial surrender or transfer amounts from an investment division, and to pay the death benefit when the annuitant or an owner dies. We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division's accumulation unit value at the end of that day, if it is a business day. If it is not a business day, We will use the unit value on the next business day. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values. We determine accumulation unit values for the investment divisions at the end of each business day. The accumulation unit value for each investment division is initially set at $10.00. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds. They reflect investment income, the portfolios' realized and unrealized capital gains and losses, and the funds' expenses. The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account currently at an effective annual rate of either 1.40% (for the basic contract only) or up to
3.25 (if You elect both of the optional riders and the aggressive asset allocation model). Additional information on the accumulation unit values is contained in the SAI.

WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our Fixed Account. The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business. The obligations under the contracts are Our obligations. The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

OUR RIGHT TO CHANGE HOW WE OPERATE OUR SEPARATE ACCOUNT

We have the right to modify how We operate the Separate Account. In making any changes, We may not seek approval of contract owners (unless approval is required by law). We have the right to:

      o add investment divisions to, or remove investment divisions from Our Separate Account;

      o     combine two or more divisions within Our Separate Account;

      o withdraw assets relating to Our variable annuities from one investment division and put them into another;

      o eliminate a portfolio's shares and substitute shares of another portfolio of the funds or another open-end, registered investment company. This may happen if the portfolio's shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account's purposes. However, if required, We would first seek approval from the Securities and Exchange Commission and, the insurance regulator where the contract is delivered;

      o end the registration of Our Separate Account under the Investment Company Act of 1940;

      o operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of "interested persons" of Midland under the Investment Company Act of 1940); and

      o operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified. We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

You may want to transfer the amount in that investment division as a result of changes We have made. If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, or to Our Fixed Account, then You may do so, without charge, by writing to Our Principal Office. At the same time, You may also change how Your net premiums are allocated.

                                THE FIXED ACCOUNT

You may allocate some or all of Your accumulation value to the Fixed Account, subject to certain limitations described below. The Fixed Account pays interest at a declared rate. If You elect the Premium Bonus Rider, this rate will be reduced by 0.85% currently, for the first nine contract years. The reduced interest rate associated with the Premium Bonus Rider will never fall below 1.50%.

Your surrender value from the Fixed Account is guaranteed to be equal to or higher than 100% of the premium accumulated at a guaranteed interest rate of at least 1.5% per year minus any surrender charges, non-vested premium bonus (if any), partial surrenders, transfers, or fees and expenses.

The Fixed Account supports Our insurance and annuity obligations. Certain states do not permit allocations to and transfers from the Fixed Account. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus which relate to the Fixed Account.

You may not select the Guaranteed Minimum Withdrawal Benefit rider when Your accumulation value is allocated to the Fixed Account. If premium is allocated in the Fixed Account, it must be transferred to the Separate Account subject to the Fixed Account premium and transfer limitations before this rider can be elected. After the GMWB is selected, You may not invest in the Fixed Account at any time or the GMWB rider will terminate. You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider.

You may accumulate amounts in the Fixed Account by:

    o     allocating net premiums,
    o     transferring amounts from the investment divisions, or
    o     earning interest on amounts You already have in the Fixed Account

Transfers, partial surrenders and allocated deductions reduce this amount. We reserve the right to limit the amount that, over the contract's life, You can allocate to the Fixed Account through allocating premiums and net transfers (amounts transferred in minus amounts transferred out).

The maximum increase to the Fixed Account in any contract year is limited to a total of $5,000. The sum of new premiums allocated plus any amount transferred from the Separate Account to the Fixed Account cannot exceed a total of $5,000 in any contract year without prior Company approval. Each request to exceed this maximum will be reviewed on a case-by-case basis.

The maximum amount of premium that can be allocated or transferred to the Fixed Account prior to the maturity date is $1,000,000. This amount cannot be exceeded without prior Company approval. Each request to exceed this maximum will be reviewed on a case-by-case basis.

We pay interest on all Your amounts in the Fixed Account. Currently, We intend to declare interest rates in advance and guarantee these rates for one-year periods. You bear the risk that We will not credit interest above the 1.5% minimum. We have complete discretion regarding the rate of interest, if any, that We will credit above the minimum guaranteed rate on the Fixed Account, regardless of the investment performance of any part or all of Our Fixed Account assets.

You may transfer amounts among the investment divisions and between the Fixed Account and any investment divisions (subject to "Transfer Limitations" below). Generally, the total amount transferred out of the Fixed Account in any contract year is limited to 20% of the accumulation value in the Fixed Account at the beginning of the contract year. However, by current Company practice, We will allow you to transfer the greater of $5,000 or 20% of the accumulation value in the Fixed Account at the beginning of the contract year. This is not guaranteed. This limit does not apply to transfers made in a Dollar Cost Averaging program that occur over a period of 12 or more months.

The Fixed Account may not be available in all states. Your state of issue will determine if the Fixed Account is available on Your contract. Please check Your contract form to see if the Fixed Account is available on Your contract.

                     DETAILED INFORMATION ABOUT THE CONTRACT

REQUIREMENTS FOR ISSUANCE OF A CONTRACT

Any person wishing to purchase a contract may submit an application form and an initial premium payment of at least $10,000, or $2,000 for a qualified contract. By current company practice, We will waive the initial premium for group list bill contracts if each premium payment is at least $50. This sale must take place through a registered representative who is licensed and registered to sell the contract. The maximum issue age of the Contract is 85.

If Your application is complete, then We will accept or reject it within two business days of receipt. If the application is incomplete, then We will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete. Your initial premium is held in a non-interest bearing suspense account (which is part of our general account) until Your contract is issued or Your premium is refunded.

We will allocate Your initial premium payment according to Your instructions if We receive it or accept Your application (whichever is later) at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time). We will then price the accumulation units purchased with Your premium payment at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your initial premium payment or accept Your application (whichever is later) after the close of regular trading on the New York Stock Exchange, We will credit accumulation units at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You. Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among Our Fixed Account and/or investment divisions of Our Separate Account.

We offer variable annuity contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect Your investment performance and accumulation value. To obtain more information about these other contracts, contact Our Principal Office.

FREE LOOK

You generally have a 30-day Free Look period after You receive Your contract. You may review the contract and decide whether to keep or cancel it. If You cancel the contract, then You must return it to the agent who sold it to You or to Our Principal Office. If You cancel Your contract, then We will return:

      1. the accumulation value (which may be more or less than the premium payments you paid) less any premium bonus credit, or

      2.    if greater and if required by law, the full premium payment.

The length of the Free Look period may vary in certain states in compliance with specific regulations and legal requirements. The accumulation value will reflect both the positive and negative investment performance of the investment divisions of Our Separate Account chosen by You in the contract application.

TAX-FREE "SECTION 1035" EXCHANGES

You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both annuities carefully. Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise). You should consult with and rely upon a tax advisor if You are considering a contract exchange.

PREMIUM PAYMENTS


You may pay premiums whenever You want prior to annuitization and in whatever amount You want, within certain limits. Your initial investment must be at least $10,000 for a non-qualified contract and at least $2,000 for a qualified contract. Additional investments must be at least $50. By current Company Practice, We will waive the initial minimum premium requirement for group list bill contracts if each premium is at least $50. Premium payments will be credited as of the end of the valuation period in which they are received by Us. Investments after the initial payment may be made at any time period up to the maturity date, so long as the Annuitant is living. We may refuse to accept certain forms of premium payments or loan repayments (third party checks, traveler's checks, money orders, for example). We reserve the right to accept or reject any form of payment.


Allocation of Premium Payments
You will specify Your desired premium allocation on the contract's application form. Your instructions in Your application will dictate how to allocate Your premiums. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions. We reserve the right to limit the number of investment divisions in which You can have funds invested. Currently, You may allocate to a maximum of 50 investment divisions including the Fixed Account. In certain states, allocations to and transfers from the Fixed Account are not permitted.

If You select the optional Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not invest any part of Your accumulation value in an investment division that is not a part of the asset allocation model You selected, the Fixed Account or Fixed Account DCA program at any time or the rider will terminate.

Changing Your Premium Allocation Percentages
You may change the allocation percentages of Your premiums by writing to Our Principal Office and telling Us what changes You wish to make. These changes will effect transactions as of the date We receive Your request at Our Principal Office. Changing Your allocation instructions will not change the way Your existing contract fund is apportioned among the investment divisions or the Fixed Account. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise. (See "Dollar Cost Averaging" on page 38).

YOUR ACCUMULATION VALUE

Your accumulation value is the sum of Your amounts in the various investment divisions and in the Fixed Account. Your accumulation value will vary daily to reflect the investment performance of the investment divisions You select and any interest credited to Your allocations in the Fixed Account, any premium payments made, any surrenders, any transfers, loans, withdrawals, and any charges assessed in connection with the contract.

There is no guaranteed minimum accumulation value. Transaction and surrender charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

We guarantee amounts allocated to the Fixed Account. Your accumulation value in the Fixed Account will be reduced by the contract fees and charges We deduct and the effects of any contract transactions (loans, surrenders, and transfers) on Your accumulation value in the Fixed Account. There is no guaranteed minimum accumulation value for amounts allocated to the investment divisions of Our Separate Account. You bear the investment risk. An investment division's performance will cause Your accumulation value to go up or down.

Transfers of Accumulation Value
You generally may transfer amounts among the investment divisions and between the Fixed Account and any investment division prior to maturity date, unless otherwise noted.

If You select the Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value according to one of the five asset allocation models designated by Us for this rider. You may not transfer any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time or the GMWB rider will terminate.


The amount that You can transfer into or out of the Fixed Account is limited. See "THE FIXED ACCOUNT" on page 30 for details. Currently, You may make an unlimited number of transfers of accumulation value in each contract years prior to the maturity date (subject to the "Transfer Limitations" below). However, We reserve the right to assess a $15 charge for each transfer after the 12th transfer in a contract years.

The minimum transfer amount is $200 or 100% of an investment division if less than $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer amount minimum. Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. For information regarding telephone or facsimile requests, see "Inquiries" on page 20. For limitations on transfers to and from the Fixed Account, see "THE FIXED ACCOUNT" on page 30.


After the maturity date, You can make only two transfers per contract year and only among the investment divisions of the Separate Account.

We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.

TRANSFER LIMITATIONS

Frequent, large, programmed, or short-term transfers among investment divisions, such as those associated with "market timing" transactions, can adversely affect the portfolios and the returns achieved by contract owners. In particular, such transfers may dilute the value of the portfolios' shares, interfere with the efficient management of the portfolios' investments, and increase brokerage and administrative costs of the portfolios. In order to try to protect Our contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the "market timing procedures"). Our market timing procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other contract owners or portfolio shareholders.

More specifically, currently Our market timing procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a contract within a two to five business day period, in which the requests are moving to and from identical investment divisions (for example, a transfer from MFS VIT New Discovery Series to Fidelity VIP Money Market, followed by a transfer from Fidelity VIP Money Market back to MFS VIT New Discovery within five business days).

We will periodically review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters. When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful. We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that contract's transfer privileges and We will not accept another transfer request for 14 business days. We will attempt to inform the contract owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days. If We do not succeed in reaching the contract owner or registered representative by phone, We will send a letter by first class mail to the contract owner's address of record.

We apply Our market timing procedures to all of the investment divisions available under the contracts, including those investment divisions that invest in portfolios that affirmatively permit frequent and short-term trading (such as Rydex portfolios). However, We offer other variable annuity contracts that also offer those portfolios but do not apply market timing procedures with respect to those portfolios (that is, frequent or short-term trading is permitted). In addition, other insurance companies offer variable life insurance and annuity contracts that may permit short-term and frequent trading in those portfolios. Therefore, if You allocate premiums or Your accumulation value to the investment divisions that invest in the Rydex portfolios, You may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, We will take appropriate action to protect others. In particular, We may, and We reserve the right to, reverse a potentially harmful transfer. If so, We will inform the contract owner and/or registered representative. The contract owner will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers. If this occurs, We will attempt to contact You by telephone for further instructions. If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division. You should also be aware that We are contractually obligated to prohibit purchases and transfers by contract owners identified by a portfolio and to provide contract owner transaction data to the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In Our sole discretion, We may revise Our market timing procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other contract owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors, such as the size of transfers made by contract owners within given periods of time, as well as the number of "round trip" transfers into and out of particular investment divisions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more contracts that We believe are connected (for example, two contracts with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging program and portfolio rebalancing program in these limitations. We may vary Our market timing procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others. We may not always apply these detections methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all contract owners that We believe might otherwise engage in trading activity that is harmful to others. For example, We might only accept transfers by original "wet" contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Contract owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers. Furthermore, the identification of contract owners determined to be engaged in transfer activity that may adversely affect other contract owners or portfolios' shareholders involves judgments that are inherently subjective. Accordingly, despite Our best efforts, We cannot guarantee that Our market timing procedures will detect every potential market timer. Some market timers may get through our controls undetected and may cause dilution in unit values for others. We apply Our market timing procedures consistently to all contract owners without special arrangement, waiver, or exception. We may vary Our market timing procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

SURRENDERS


You may withdraw all or part of Your surrender value by sending Us a written request at Our Principal Office. The surrender value is the Separate Account accumulation value plus Fixed Account accumulation value less any non-vested premium bonus (if any), minus any applicable surrender charges and annual maintenance fee less any outstanding loan and loan interest. In some states a premium tax charge may also be deducted. (Surrenders may be restricted by a retirement plan under which You are covered.) Partial surrenders from an investment division or the Fixed Account must be made in amounts of $500 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500. If a partial surrender results in less than $500 remaining, then the entire accumulation value must be withdrawn. For a full surrender, You must send in Your contract with Your surrender request.


Any applicable surrender charge, non-vested premium bonus (if any), and any required tax withholding will be deducted from the amount paid. In addition, upon full surrender an annual maintenance fee (and possibly a premium tax charge) may be subtracted.

Completed surrender requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

We will generally pay the surrender amount from the Separate Account within seven days after We receive a properly completed surrender request in good order. We may defer payment for a longer period only when:

      o trading on the New York Stock Exchange is restricted as defined by the SEC;

      o the New York Stock Exchange is closed (other than customary weekend and holiday closing);

      o an emergency exists as defined by the SEC as a result of which disposal of the Separate Account's securities or determination of the net asset value of each investment division is not reasonably practicable; or

      o for such other periods as the SEC may by order permit for the protection of owners.


See "When We Pay Proceeds From This Contract" on page 69.


If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

We expect to pay the surrender amount from the Fixed Account promptly, but We have the right to delay payment for up to six months.

Unless You specify otherwise, Your partial surrender will be allocated among all investment divisions and the Fixed Account in the same proportion as Your accumulation value bears to each investment division and the Fixed Account. This allocation is subject to minimum amount requirements.


The surrender charge will be determined without reference to the source of the partial surrender. Withdrawals may be restricted under certain contracts. The charge will be based on the length of time between premium payments and surrenders. (See "CHARGES, FEES AND DEDUCTIONS" on page 53.)

A surrender will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders may be restricted under certain qualified contracts. You should consult Your tax advisor before making a surrender.
(See "FEDERAL TAX STATUS" on page 56.)

Surrenders may be restored under certain types of qualified contracts. If allowed, the restoration will be effective as of the date that surrender proceeds are returned to Midland National. Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a surrender request must include the consent of the participant's spouse. This consent must contain the participant's signature and the notarized or properly witnessed signature of the participant's spouse. These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA). You should check the terms of Your retirement plan and consult with a tax advisor before making a surrender. (See "FEDERAL TAX STATUS" on page 56.)

Participants in the Texas Optional Retirement Program may not make a withdrawal from a contract (including withdrawals to establish an annuity) prior to age 70 1/2 except in the case of termination of employment in the Texas public institutions of higher education, death, or total disability. Such proceeds may, however, be used to fund another eligible vehicle.


Waiver of Surrender Charges for Nursing Home Confinement Rider
This rider will be attached to all contracts issued to annuitants aged 75 or less at no additional charge. After the first contract year, We guarantee that this rider will increase the annual free withdrawal amount available under this contract from 10% of Your net premiums to 20% if the annuitant is confined to a qualified nursing care center for a period of at least 90 days providing that the confinement is medically necessary. By current company practice, after the first contract year, We will increase the annual free withdrawal amount available under this contract to 20% of the gross premiums if the annuitant qualifies for benefits under this rider (this increase is not guaranteed). If there are joint annuitants, this Rider may be exercised once for either the first or second annuitant to become confined to a qualified nursing care center, but not for both.

Qualified nursing care centers are defined in the rider attached to Your contract. We will require proof of confinement prior to authorizing this benefit.

This rider will terminate immediately upon the earliest of:

      o     Exercising the benefit for a covered annuitant;

      o     Termination of the base contract;

      o     Maturity of the base contract;

      o The date We receive Your written notice requesting termination of the rider; or

      o Death of the annuitant. If the annuitant is the owner, the beneficiary under the base annuity is the annuitant's spouse, the spouse elects to become the new owner of the base annuity and this rider has not been previously exercised, the rider will remain in effect under the ownership of the surviving spouse.

FREE SURRENDER AMOUNT

You may withdraw up to 10% of Your net premiums contractually (premiums less partial surrenders) once each contract year without incurring a surrender charge in each contract year. However, by current Company practice, We will allow You to withdraw up to 10% of Your gross premium payments without incurring a surrender charge in each contract year. This is not guaranteed. If this option is not exercised or if less than 10% is withdrawn, any unused amount will not be carried over to a subsequent contract year and, generally, will not be carried over to a subsequent withdrawal in the same contract year. However, by current Company practice, We will allow You to take the free surrender amount in multiple withdrawals each contract years. This is not guaranteed. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding.

(See "FEDERAL TAX STATUS" on page 56.)


If You have the optional Guaranteed Minimum Withdrawal Benefit Rider, amounts withdrawn up to the payment amount are considered a penalty free withdrawal. If the payment amount exceeds the 10% penalty free amount, any surrender charges will be waived up to the payment amount. If the payment amount exceeds the 10% penalty free withdrawal amount and the requested withdrawal exceeds the payment amount, surrender charges will be applied on the withdrawal amount that exceeds the payment amount.

SYSTEMATIC WITHDRAWALS

The Systematic Withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the annuitant is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this option by sending a properly completed Preauthorized Systematic Withdrawal Request Form to Our Principal Office. You may designate the systematic withdrawal amount or the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See Your contract for details on systematic withdrawal options and when each begins.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment divisions and the Fixed Account.

You can stop or modify the systematic withdrawals by sending Us a written request. A proper written request must include the consent of any effective assignee or irrevocable beneficiary, if applicable.


Each systematic withdrawal must be at least $200. Each request for withdrawal of amounts less than $200 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $200. Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds plus any applicable surrender charge. (See "Surrender Charges on Surrenders" on page 53). The surrender charge applies to systematic withdrawals in excess of the free surrender amount in the same manner as it applies to other partial surrenders, with the exception that a portion of the free surrender amount can be received more than once per year, as long as the full 10% of Your net premiums has not been withdrawn (by current company practice, the free amount is 10% of Your gross premiums). The Premium Bonus Rider vesting schedule also applies.


Systematic withdrawals taken to satisfy IRS required minimum surrenders and paid under a life expectancy option will not be subject to a surrender charge. Any systematic withdrawal that would equal or exceed the surrender value will be treated as a complete surrender. In no event will the payment of a systematic withdrawal exceed the surrender value. The contract will automatically terminate if a systematic withdrawal causes the contract's surrender value to equal zero.

To the extent, if any, that there is gain in the contract, systematic withdrawals generally are included in the contract owner's gross income for tax purposes in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1/2. Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

LOANS

Loans are only available if You purchase this contract in connection with a qualified plan under Section 403(b) of the Internal Revenue Code. Generally, prior to the maturity date, owners of contracts issued in connection with
Section 403(b) qualified plans may request a loan using the contract as security for the loan. However, if You have elected the optional Guaranteed Minimum Withdrawal Benefit rider, the rider will terminate if You request a loan under this contract.

Only one loan may be outstanding at any time. Loans are subject to provisions of the Internal Revenue Code and the terms of the retirement program. You should consult a tax advisor before requesting a loan.

Only one loan can be made within a 12-month period. The loan amount must be at least $2,000.

Such loan, when added to the outstanding balance of loans from this contract or other contracts maintained by the employee, will be limited to the lesser of the following:

      (a)   $50,000 reduced by the excess (if any) of:

            (i) the highest outstanding balance of loans from this contract or other contracts maintained by the employee during the one year period ending on the day before the date on which the loan is made; over

            (ii) the outstanding balance of loans from this contract or other contracts maintained by the employee on the date which such loan is made; or

      (b)   the greater of:

            (i) one half of the present value of the nonforfeitable surrender value of this contract; or

            (ii)  $10,000.

The portion of the accumulation value that is equal to the loan amount will be held in the Fixed Account and will earn interest at the Fixed Account minimum interest rate of 1.5% per year. You should tell Us how much of the loan You want taken from Your unloaned amount in the Fixed Account or from the Separate Account investment divisions. If You do not tell Us how to allocate Your loan, the loan will be allocated among all investment divisions and the Fixed Account in the same proportion as the value of Your interest in each division bears to Your total accumulation value. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division and transfer that amount to the Fixed Account.

We charge interest on loans at the rate of 3.5% per year if the optional Premium Bonus Rider is not selected. If You purchase the optional Premium Bonus Rider, the loan interest charges will be increased by 1% to a rate of 4.5%. Loan interest is due at the end of each quarter. Unpaid interest will be added to the loan and accrue interest. If the total loan plus loan interest equals or exceeds the accumulation value minus any applicable surrender charges, then the contract will terminate with no further value. In such case, We will give You at least 31 days written notice. Termination under these circumstances may adversely affect the treatment of the contract under the Internal Revenue Code section 403(b).

The total loan plus loan interest will be deducted from any amount applied under a payment option or otherwise payable under the contract.

The loan agreement will describe the amount, duration, and restrictions on the loan. In general, loans must be repaid in monthly or quarterly installments within 5 years. If a quarterly installment is not received by the end of the calendar quarter following the calendar quarter in which the payment was due, then a deemed distribution of the entire amount of the outstanding loan principal, interest due, and any applicable charges under the contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Internal Revenue Code and may adversely affect the treatment of the contract under the Internal Revenue Code section 403(b).

If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a tax penalty. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs. A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant's vested ownership in the 403(b) plan. The maximum loan amount may be lower if You currently have had a plan loan in the last 12 months.

In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor's regulations contain requirements for plan loans relating to their availability amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, bear a reasonable rate of interest, be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans.

A loan has a permanent effect on the accumulation value because the investment experience of the investment divisions will apply only to the unborrowed portion of the accumulation value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the net investment results are greater than 1.5% per year while the loan is outstanding, then the accumulation value will not increase as rapidly as it would have if no debt were outstanding. If net investment results are below 1.5% per year, then the accumulation value will be higher than it would have been had no loan been outstanding. In addition, a loan costs You a net interest charge of 2.0% per year with no optional Premium Bonus rider. If the optional Premium Bonus Rider is selected, a loan costs You a net interest charge of 3.0%.

DOLLAR COST AVERAGING

Generally, the Dollar Cost Averaging (DCA) program enables You to make monthly or quarterly transfers of a predetermined dollar amount from the DCA source account (any investment division or the Fixed Account) into one or more of the investment divisions. However, if You elect the optional Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not transfer any part of Your accumulation value to the DCA program or the GMWB rider will terminate.

The DCA program may reduce the impact of market fluctuations by allocating monthly or quarterly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly or quarterly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. Only one active DCA account is allowed at a time. You must complete the proper request forms and send them to Our Principal Office, and there must be a sufficient amount in the DCA source account. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. Copies of the DCA request form can be obtained by contacting Us at Our Principal Office. The DCA election will specify:

      o     the DCA source account from which transfers will be made,

      o that any money received with the form is to be placed into the DCA source account,

      o the total monthly or quarterly amount to be transferred to the other investment divisions, and

      o how that monthly or quarterly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment You intend to apply to DCA.

Once You elect DCA, additional net premiums can be allocated to the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month. If it is requested after issue, then DCA will start at the beginning of the next contract month after the request is received.

If a DCA program is elected after issue and the source account is the Fixed Account, the minimum number of months for the program is 12 months.

We will process DCA transfers for a maximum of 24 months. You may continue to participate in the DCA program beyond the 24-month period by providing Us with written authorization at the end of each 24 month time period. DCA automatically terminates on the maturity date.

You may stop the DCA program at any time by sending Us written notice. We reserve the right to end the DCA program by sending You one month's written notice.

We do not charge any specific fees for You to participate in a DCA program. While We currently do not charge for transfers, We do reserve the right to charge $15 for each transfer after the 12th in any contract year.

Fixed Account Dollar Cost Averaging ("Fixed Account DCA")
At the time of Your application, generally You may elect one of two Fixed Account DCA programs. However, if You elect the optional Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not invest any part of Your accumulation value in the Fixed Account DCA program at any time or the GMWB rider will terminate.

These programs allow You to have a specified amount of Your initial premium transferred each month to the investment divisions of Your choice. These programs may only be elected at issue. We may declare interest rates in excess of the guaranteed minimum rate for premiums in the Fixed Account DCA program. However, the amount of interest credited to the Fixed Account DCA Accounts will never be less than the minimum guaranteed rate of 1.5%. The interest rate will vary depending upon the Fixed Account DCA program You choose at the time You purchase the contract. You may choose one of the following two Fixed Account DCA programs:

The 6-Month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 6-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 6-Month DCA account for a six-month period beginning on the issue date. Transfers will occur each month over the six-month period with the final transfer including all amounts remaining in the 6-Month DCA account.

The 12-Month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 12-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 12-Month DCA account for a twelve-month period beginning on the issue date. Transfers will occur each month over the twelve-month period with the final transfer including all amounts remaining in the 12-Month DCA account.

Fixed Account Dollar Cost Averaging may not be available in all states. Your state of issue will determine if Fixed Account Dollar Cost Averaging is available on Your contract. Please check Your contract form to see if Fixed Account Dollar Cost Averaging is available on Your contract.

PORTFOLIO REBALANCING

The Portfolio Rebalancing option allows contract owners, who are not Dollar Cost Averaging, to have Us automatically reset the percentage of accumulation value allocated to each investment division to a pre-set percentage level on a monthly, quarterly, semi-annual, or annual basis. The Portfolio Rebalancing option is subject to the Fixed Account premium and transfer limitations. If You elect this option, then on the date of each month or quarter that is the same as your contract anniversary date, We will transfer the amounts needed to "rebalance" the accumulation value to Your specified percentages. Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Portfolio Rebalancing will remain in effect until We receive Your written termination request. We reserve the right to end the Portfolio Rebalancing option by sending You one month's notice. Contact Us at Our Principal Office to elect the Portfolio Rebalancing option.

There is no charge for Portfolio Rebalancing and a Portfolio Rebalancing transfer is not considered a transfer for purposes of possibly assessing a transfer charge.

If You elect the Guaranteed Minimum Withdrawal Benefit Rider, Your accumulation value will automatically rebalance to the original asset allocation percentages established by Your most recent designation on each contract anniversary. If you choose not to rebalance the accumulation value on any contract anniversary, the rider will terminate.

FIXED ACCOUNT EARNINGS SWEEP PROGRAM

Generally, You may elect to have any Fixed Account interest earnings transferred on a monthly or quarterly basis to one or more of the Separate Account investment divisions. However, this program is not available if You elect the optional Guaranteed Minimum Withdrawal Benefit rider as 100% of Your accumulation value must be invested in one of the five asset allocation models designated by Us for this rider.

Under the Fixed Account Earnings Sweep program, transfers will be made on the contract anniversary day each month or quarter to the investment divisions You select or according to the DCA program. While this program is active, You may not allocate future premium payments to the Fixed Account. Amounts transferred out of the Fixed Account due to an earnings sweep transfer are counted toward the 20% of Fixed Account accumulation value that may be transferred out of the Fixed Account during any contract year.

The Fixed Account Earnings Sweep program may not be available in all states. Your state of issue will determine if The Fixed Account Earnings Sweep program is available on Your contract.

There is no charge for Fixed Account Earnings Sweeps program and a Fixed Account Earnings Sweep transfer is not considered a transfer for purposes of possibly assessing a transfer charge.

OPTIONAL RIDERS

There are two optional riders available under this contract for an additional charge. Charges for these optional riders are in addition to the charges for the basic contract (stated in the Fee Table). If You elect the highest possible combination of all of these riders, the total Separate Account expenses currently would be 3.25% per year. We reserve the right to change the charge for each optional rider.


Since some optional riders cannot be terminated once elected, You should select Your options carefully. Most of the riders can only be elected when you buy the contract. Any amounts paid that are in excess of your accumulation value under the optional benefits are subject to Our financial strength and claims-paying ability.


Guaranteed Minimum Withdrawal Benefit Rider (GMWB)

If You elect the Guaranteed Minimum Withdrawal Benefit (GMWB), We guarantee that You can withdraw the payment amount each year until the Guaranteed Amount is depleted regardless of investment performance. The payment amount is 7% of the initial guaranteed amount. The guaranteed amount is equal to the initial payment if the rider is elected when the contract is issued or the accumulation value when the rider is later elected. It is increased equally by subsequent premium payments and reduced by each withdrawal. The guaranteed amount is equal to the maximum payments that can be received under the GMWB rider. The payment amount will increase with each premium payment by 7% times the premium payment and may be reduced if withdrawals within a year exceed the payment amount. If the GMWB Rider is elected with the Premium Bonus Rider, the guaranteed amount will reflect the premium bonus. See "Premium Bonus Rider" on page 50 for more information. If the total payment amount is not withdrawn in any contract year, this amount will not carry over for withdrawals in future contract years. In exchange for this benefit, We will charge You an additional mortality and expense charge daily that currently ranges from 0.10% to 1.20%, depending on the asset allocation model You elect. This charge will be assessed against Your Separate Account accumulation value. The charges for this rider are listed in the "FEE TABLE" on page 16.


You may not elect this rider when money is allocated in the Fixed Account. If money is allocated in the Fixed Account, the money must be transferred to the Separate Account subject to the Fixed Account premium and transfer limitations before this rider can be elected.


After the rider has been inforce for 5 consecutive contract years and after every 5th contract year thereafter, You have the option to "step-up" the guaranteed amount. This allows You to increase the guaranteed amount to equal the current accumulation value as of the eligible contract anniversary date. This is further described below. There is no charge for utilizing the asset allocation models. The asset allocation models are available to You whether or not You elect the GMWB rider. If You choose not to take withdrawals under the GMWB rider, We will not refund the charges collected for this benefit.

Appreciation of your accumulation value due to positive investment performance will not cause an increase in your guaranteed amount or payment amount.

You might consider the GMWB rider if you are interested in predictable withdrawals that will guarantee the return of your principal while participating in the market.

You might not want the GMWB rider if:

      o You plan on taking withdrawals in excess of the payment amount because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by this rider.

      o You are interested in long-term accumulation rather than receiving payments.

Also, the addition of this rider to Your contract may not be in Your best interest since an additional annual charge is assessed for this benefit, and in order to receive the full benefit, your accumulation value must be reduced to zero while the guaranteed amount is still positive.

The Company may discontinue offering the GMWB rider at any time.


You may not elect this rider when accumulation value is allocated in the Fixed Account. If accumulation value is allocated in the Fixed Account, the accumulation value must be transferred to the Separate Account subject to the Fixed Account premium and transfer limitations before this rider can be elected.

There are five asset allocation models available to all contract owners on an optional basis. However, in order to elect this rider at the time of issue or on any contract anniversary thereafter, You must invest 100% of Your accumulation value in one of these five asset allocation models. You may not transfer any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time or the GMWB rider will terminate.

If You do not elect this rider when you purchase the contract, You have 30-days from any contract anniversary date to notify Us, in writing or via facsimile, that You have chosen to elect this rider. The guaranteed amount will be equal to the accumulation value as of the eligible contract anniversary date. Any transactions that have occurred between the eligible anniversary date and rider election date could affect the guaranteed amount and payment amount.

If Your minimum IRS required distribution amount exceeds Your payment amount under the GMWB feature, You will have to withdraw more than the payment to avoid the imposition of a 50% excise tax, causing a decrease in Your guaranteed amount. You should consult a tax advisor before purchasing the GMWB rider with a qualified contract.

You must choose from one of the five asset allocation models listed below if you elect the GMWB rider. You may only invest in one asset allocation model at any given time. Please keep in mind that no investment strategy assures a profit or protects against a loss in a declining market.


The asset allocation models are intended to minimize investment risk to Us. If You are seeking a more aggressive investment strategy, the asset allocation models required in connection with the GMWB rider may not be appropriate for You. You should consult with Your registered representative to assist You in determining whether these asset allocation models are suited for Your financial needs and risk tolerance.



Asset Allocation Models

Conservative - The conservative investor is particularly sensitive to short-term losses, but still has the goal of beating expected inflation over the long run. A conservative investor's aversion to short-term losses could compel them to shift into the most conservative investment if the losses occur. Conservative investors would accept lower long-term return in exchange for smaller and less frequent changes in portfolio value. Analyzing the risk-return choices available, a conservative investor is usually willing to accept a lower return in order to assure safety of his or her investment. If You select this asset allocation model, the charge for the GMWB rider is 0.10%.


The Conservative model is made up of the following percentages:

     o    45% Intermediate Bonds
     o    14% Cash Equivalents
     o    7% LargeCap Value
     o    5% High-Yield Bonds
     o    5% International Equity
     o    4% LargeCap Growth
     o    3% MidCap Equity
     o    15% Treasury Inflation Protection Securities
     o    2% Hard Assets


Moderate Conservative - Appropriate for the investor who seeks both modest capital appreciation and income from his/her portfolio. This investor will have either a moderate time horizon or a slightly higher risk tolerance than the most conservative investor in a conservative range. While this range is still designed to preserve the investor's capital, fluctuation in value may occur from year to year. If You select this asset allocation model, the charge for the GMWB rider is 0.20%.

The Moderate Conservative model is made up of the following percentages:

     o    33% Intermediate Bonds
     o    9% Cash Equivalents
     o    12% LargeCap Value
     o    5% High-Yield Bonds
     o    11% International Equity
     o    8% LargeCap Growth
     o    6% MidCap Equity
     o    3% SmallCap Equity
     o    10% Treasury Inflation Protection Securities
     o    3% Hard Assets

Moderate - The moderate investor is willing to accept more risk than the conservative investor is, but is probably not willing to accept the short-term risk associated with achieving a long-term return substantially above the inflation rate. A moderate investor is somewhat concerned with short-term losses and would shift to a more conservative option in the event of significant short-term losses. The safeties of investment and return are of equal importance to the moderate investor. If You select this asset allocation model, the charge for the GMWB is 0.40%.

The Moderate model is made up of the following percentages:

     o    26% Intermediate Bonds
     o    3% Cash Equivalents
     o    16% LargeCap Value
     o    4% High-Yield Bonds
     o    16% International Equity
     o    11% LargeCap Growth
     o    8% MidCap Equity
     o    5% SmallCap Equity
     o    7% Treasury Inflation Protection Securities
     o    4% Hard Assets

Moderate Aggressive - Designed for investors with a high tolerance for risk and a longer time horizon. This investor has little need for current income and seeks above-average growth from his/her investable assets. The main objective of this range is capital appreciation, and these investors should be able to tolerate moderate fluctuation in their portfolio values. If You select this asset allocation model, the charge for the GMWB is 0.75%.

The Moderate Aggressive model is made up of the following percentages:

     o    14% Intermediate Bonds
     o    20% LargeCap Value
     o    3% High-Yield Bonds
     o    21% International Equity
     o    15% LargeCap Growth
     o    10% MidCap Equity
     o    7% SmallCap Equity
     o    6% Treasury Inflation Protection Securities
     o    4% Hard Assets

Aggressive - The aggressive portfolio should be constructed with the goal of maximizing long-term expected returns rather than to minimize possible short-term losses. The aggressive investor values high returns relatively more and can tolerate both large and frequent fluctuations in portfolio value in exchange for a higher return. If You select this asset allocation model, the charge for the GMWB is 1.20%.

The Aggressive model is made up of the following percentages:

     o    5% Intermediate Bonds
     o    23% LargeCap Value
     o    27% International Equity
     o    18% LargeCap Growth
     o    12% MidCap Equity
     o    10% SmallCap Equity
     o    5% Hard Assets

On each contract anniversary Your accumulation value will automatically rebalance to the original asset allocation percentages established by Your most recent designation. If You choose not to rebalance the accumulation value on any contract anniversary, the rider will terminate.

Transfers of the accumulation value from one asset allocation model to another asset allocation model will not impact the overall guaranteed amount or payment amount. However, We may be charging more or less for each asset allocation model at the time You request the transfer. If You choose to transfer to a different asset allocation model, Your charge will increase or decrease to the amount currently charged for new contracts in effect on the date the transfer is made. When this transfer is made, Your accumulation value will automatically rebalance to the new model's asset allocation percentages. The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider. It does not apply if You transfer to a new asset allocation model. You should request a current prospectus which will describe the current charges for each asset allocation model before initiating a request to transfer to a different asset allocation model.


The guaranteed amount is effective if the total amount of partial withdrawals taken in any one contract years do not exceed the payment amount. Contractually, if total withdrawals during a contract year are less than or equal to the payment amount, then the Guaranteed Amount will decrease by the amount of withdrawals. By current Company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount, then the Guaranteed Amount will decrease by the amount of the withdrawals. If the total partial withdrawals taken in any one contract year do exceed the payment amount or, by company practice, the minimum required distribution amount, then the payment amount and the guaranteed amount will be recalculated and may be reduced. Examples showing the effects of a withdrawal on the payment amount are shown in Appendix I on page 84. The payment amount can never exceed the guaranteed amount. If the guaranteed amount becomes less than the payment amount, the payment amount will be reset to equal the guaranteed amount.


If You exercise the right to examine provision in the contract, You will not receive any portion of the Guaranteed Amount from the GMWB.

Any amounts withdrawn up to the payment amount are considered a penalty free withdrawal. If the payment amount exceeds the 10% penalty free amount, any surrender charges will be waived up to the payment amount. If the payment amount exceeds the 10% penalty free withdrawal amount, and the requested withdrawal exceeds the payment amount, surrender charges will be applied on the withdrawal amount that exceeds the payment amount.


You cannot carry over any portion of total withdrawals that are less than the payment amount that are not withdrawn during a contract year for withdrawal in a future contract year.

You should carefully consider when to begin taking withdrawals under the GMWB Rider. If You begin taking withdrawals too soon or delay taking withdrawals for too long, You may limit the value of the GMWB Rider.

If you elect the GMWB Rider on a qualified contract, tax rules may prevent You from taking withdrawals when you otherwise would, or require You to take withdrawals that are more than the payment amount during a contract year.

Please note that adding the GMWB Rider will not automatically cancel any existing systematic withdrawals that You have established. You should consider whether any existing systematic withdrawals should be adjusted.

If you make withdrawals from Your contract, those withdrawals are made from Your own accumulation value. We are only required to start using Our own money to make settlement payments to You when and if your accumulation value is reduced to zero (for any reason other than for a withdrawal that exceeds the payment amount) and the guaranteed amount is positive.


You may elect to "step-up" Your benefit after the rider has been inforce for 5 consecutive contract years and every fifth contract anniversary thereafter. If You elect to "step-up" Your benefit, the guaranteed amount will be the current accumulation value as of the eligible anniversary date. If the "step-up" option is chosen, the payment amount is recalculated to be the greater of the current payment amount, and 7% times the "stepped-up" guaranteed amount. You have 30 calendar days after each eligible contract anniversary, to notify Us, in writing or via facsimile, that You have chosen this option. At the time You elect to "step-up", We may be charging more or less for this rider. Regardless of when You purchased Your contract, We will charge You the current charge for new contracts in effect at the time You elect to "step-up" Your guaranteed amount. The new rider charge is determined and will begin charging after the eligible step-up anniversary on the day You notify Us of the step-up. On the day that You notify Us of Your election to step-up, Your new rider charge will be determined and We will begin charging You the new rider charge. Before You decide to "step-up", You should request a current prospectus, which will describe the current charges for this rider. We will not accept any request to exercise the "step-up" benefit after the 30th calendar day following any eligible anniversary. You may not exercise the option to "step-up" if Your current guaranteed amount is higher than Your current accumulation value.


If a withdrawal of the payment amount reduces the accumulation value of Your Contract to zero, but does not reduce the guaranteed amount to zero, the remaining guaranteed amount will be paid out as an Annuity Payment Option until the Guaranteed Amount is depleted. While you are receiving the Annuity Payment Option, You may not make additional Premium Payments. When the last Payment is made, Your Contract will terminate. It is not clear whether payments made after the contract's accumulation value is zero will be taxed as withdrawals or as annuity payments. Consult with and rely upon You tax advisor. See "FEDERAL TAX STATUS" on page 56 for a general description of the taxation of withdrawals and annuity payments.


This rider will terminate:

      o upon death of the annuitant or an owner unless the contract is continued under a spousal continuation option. Spousal continuance allows the surviving owner's spouse if named the beneficiary to continue the contract as the new owner;

      o if the accumulation value is transferred outside any of the five asset allocation models designated by Us in connection with this rider;

      o if You discontinue the automatic rebalance feature of this rider on any contract anniversary;

      o     if You exercise the loan provision;

      o     if You write to Us requesting termination of the rider; or

      o     if You surrender or annuitize Your contract.

If the rider terminates in the middle of a contract year, You will still have the right to withdraw Your full payment amount. If the rider terminates for any reason other than a full surrender of the contract, We will continue the charge against Your accumulation value until the next contract anniversary date. If You surrender Your contract in the middle of a contract year the charge will terminate at that time so You will only pay a prorated proportion of the rider charge. Once this rider has terminated it cannot be elected again at a later date.

The maximum guaranteed amount for this rider is $5,000,000. The maximum issue ages are age 75 for single owners/annuitants and age 80 for joint owners/annuitants. We may consider exceptions to the maximum issue ages. Each request for age exceptions will be reviewed on a case-by-case basis. We reserve the right to request additional information in order to evaluate suitability for the annuitants or owners.


For examples on how the optional Guaranteed Minimum Withdrawal Benefit is calculated please see "Appendix I" on page 84.


Premium Bonus Rider
At the time of Your application, You may choose the Premium Bonus Rider that will add a credit of 6% to Your premium payments received during the first contract year. A portion of this bonus will vest over each of the first seven contract years. Currently, We will deduct an additional daily Separate Account charge at an annual rate of 0.65% for this rider. We reserve the right to increase this charge but it will never exceed the maximum guaranteed charge of 0.70%. We expect to profit from this charge. We deduct the daily charge against Your Separate Account accumulation value only during the first nine contract years. We will also reduce the current interest rate declared for the Fixed Account by 0.85% for the first nine contract years.

If You exercise the right to examine "Free Look" provision in the contract, You will not receive any portion of the bonus amount. In the event of death, annuitization, withdrawal (including any free surrender amounts), or surrender of the contract in the first seven contract years, You or Your beneficiary(ies) will only be entitled to that portion of the bonus, if any, that has vested at the time the event occurs. The amount will increase over the seven-year period so that, in contract years 8+, You will be entitled to 100% of the bonus amount. The vesting schedule for the Premium Bonus Rider follows:

                            VESTING OF BONUS SCHEDULE

             Contract Years                    Amount Of Bonus Vested
             --------------                    ----------------------
                    1                           4/12 of bonus amount
                    2                           5/12 of bonus amount
                    3                           6/12 of bonus amount
                    4                           7/12 of bonus amount
                    5                           8/12 of bonus amount
                    6                           9/12 of bonus amount
                    7                          10/12 of bonus amount
                   8+                          12/12 of bonus amount

Electing a Premium Bonus Rider may be beneficial to You only if You own the contract for sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional charge associated with the Premium Bonus Rider. In general, in order to receive a benefit from this rider, the Separate Account must experience a certain level of positive performance over a number of years and the contract must not be surrendered during the first nine years. Generally, the higher the first year premium and the higher rate of return, the more advantageous the Premium Bonus Rider becomes and vice versa. If the contract is owned for a short period of time or the investment performance of the underlying portfolios is not sufficient to compensate for the additional charges associated with this rider in the first nine contract years, the charges for this rider may exceed the benefit.

Because the 0.65% annual charge associated with the Premium Bonus Rider will be assessed against the entire Separate Account value for the first nine contract years and the corresponding reduction in the Fixed Account interest will apply to the entire Fixed Account value for the first nine contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Premium Bonus Rider and consult their financial adviser regarding its desirability. Note carefully that the charge will be assessed against the Separate Account accumulated value attributable to premium payments made in the first nine contract years, but no bonus will be credited with respect to premium payments made anytime after the first contract year.

The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Optional Premium Bonus Rider is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

DEATH BENEFIT

If the annuitant or an owner dies before the maturity date and while the contract is still inforce, We will pay the death benefit to the beneficiary once We receive (at Our Principal Office) satisfactory proof of the annuitant's or owner's death, an election of how the death benefit is to be paid, and any other documents or forms required.

If the annuitant, who is not the owner, dies prior to the maturity date, the death benefit must be paid within one year of the annuitant's death. For joint annuitants the death benefit is paid upon the second death.

If an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner's death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.

The value of the death benefit, as described below, will be determined based on the accumulation value on the business day that Our Principal Office receives proof of death, an election of how the death benefit is to be paid and any other documents or forms required.

Unless a payment option is selected and all other required forms and documentation are received within 90 days after We receive proof of death, the death benefit will be paid as a lump sum calculated as of that date.

When a death benefit is paid on the death of the annuitant and a payment option is selected within 60 days after the annuitant's death, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death.

If the annuitant or owner dies on or after the maturity date, then any remaining amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant's or owner's death. Other rules relating to distributions at death apply to qualified contracts.

If joint annuitants or joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first. In the event of simultaneous death of the annuitant and the owner, the owner is presumed to have died first, and the owner's beneficiary would be paid the death benefit.

The death benefit paid to the beneficiary will be the greater of:

      (a) the accumulation value, less any outstanding loan and loan interest, when We receive due proof of death, an election of how the death benefit is to be paid and any other documentation or forms required; or

      (b) net premium, less any outstanding loan and loan interest, when We receive due proof of death.



If the annuitant or an owner dies on or after the maturity date, We will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option selected.

Naming different persons as annuitant and owner can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming annuitants, owners, and beneficiaries, and consult Your registered representative if You have questions.

Premium taxes may be deducted from the death benefit and We will keep any non-vested portion of any premium bonus.

PAYMENT OF DEATH BENEFITS

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account" for the beneficiary, in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our Fixed Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our Fixed Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Account.

                          CHARGES, FEES AND DEDUCTIONS

SURRENDER CHARGES ON SURRENDERS

We may deduct a surrender charge from any full or partial surrender (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free surrender amount. This charge partially reimburses Us for the selling and distributing costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risks charges (described below). For the purpose of determining the surrender charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any (and without regard to allocations of premiums or surrenders among investment divisions). Premium payments are considered withdrawn in the order that they were received. There is no surrender charge on the investment income (if any) withdrawn.


The length of time between each premium payment and surrender determines the amount of the surrender charge applied to that respective premium payment.


The charge is a percentage of the premiums withdrawn and equals:

        Length of Time from
          Premium Payment               Surrender
         (number of years)                Charge
         -----------------                ------
                 1                          9%
                 2                          8%
                 3                          7%
                 4                          6%
                 5                          5%
                 6                          4%
                 7                          3%
                 8                          2%
                 9                          1%
                10+                         0%

At the time of a withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount. For example, if at the beginning of Your second contract year Your net premium was $10,000 and Your accumulation value was $8,000, then in the event of a full surrender, the second year surrender charge percentage of 8% would be charged on the $10,000 net premium amount (less the free surrender amount) and not the $8,000 accumulation value amount.

No Surrender charge will be assessed upon:

(a)       payment of death benefits;
(b)       exercise of the free look right; and
(c)       surrender of the free surrender amount.

At the time of withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount.

Under Midland National's current Company practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. We reserve the right to change this practice in the future. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for mortality and expense risks at an effective annual rate to 1.40% of the accumulation values in the Separate Account. This charge compensates Us for assuming certain mortality and expense risks. No mortality and expense charge is deducted from the fixed account. The investment division's accumulation unit values and annuity unit values reflect this charge. We expect to profit from this charge. We may use the profit for any purpose, including paying distribution expenses. However, the level of this charge is guaranteed for the life of the contract and may not be increased. We will continue to deduct this charge after the maturity date if You select a variable annuity option.

The mortality risk We bear arises, in part, from our obligation to make monthly annuity payments regardless of how long all annuitants or any individual may live. These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your contract. This assures You that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the contract. Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement. The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value. We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur.

ANNUAL MAINTENANCE FEE

We deduct an annual maintenance fee of $30 on each contract anniversary on or before the maturity date. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans or if Your net premium is $50,000 or more on the contract anniversary. This charge is for Our record keeping and other expenses incurred in maintaining the contracts. At the end of each contract year We deduct this charge proportionally from each investment division and the Fixed Account. If the contract is surrendered during a contract year and the net premium is less than $50,000, then We will deduct the full annual maintenance fee for the current contract year at that time. We will not deduct the annual maintenance fee in the event of annuitization or death.

We may reduce the annual maintenance fee for contracts issued in a manner that results in a savings of administrative expenses. The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

OPTIONAL RIDER CHARGES

Guaranteed Minimum Withdrawal Benefit Rider (GMWB): We deduct an extra charge on a daily or other periodic basis if You select the optional GMWB, as a percentage, currently at an annual range from 0.10% to 1.20% of the value in the Separate Account depending on the asset allocation model selected. The charges are specified in the Fee Table section of this prospectus, above.

Premium Bonus Rider Charge: We deduct an extra charge on a daily basis if You select the optional Premium Bonus Rider, as a percentage, currently at an annual rate of 0.65% of the accumulation value in the Separate Account. We reserve the right to charge a maximum annual rate of 0.70% of the accumulation value in the Separate Account. This charge is specified above in the Fee Table section of this prospectus.

TRANSFER CHARGE

Currently, We do not charge You for making transfers of accumulation value among investment divisions. We reserve the right to assess a $15 charge for each transfer after the 12th transfer in a contract years. For example, if We experienced an unexpectedly large number of transfers resulting in higher than anticipated administrative costs, We might impose this fee.

If We charge You for making a transfer, then We will allocate the charge proportionally to the investment divisions and Fixed Account from which the transfer is being made. All transfers included in one transfer request count as only one transfer for purposes of any fee. For example, if the transfer is made from two investment divisions and a charge applies, then a $7.50 transfer charge will be deducted from each of the two investment divisions.

LOAN CHARGE (TSA CONTRACTS ONLY)

Loan interest is charged in arrears on any outstanding loan. Loan interest that is unpaid when due will be added to the outstanding loan at the end of each contract quarter (or, if earlier, on the date of loan repayment, surrender, contract termination, or the death of the annuitant or an owner) and will bear interest at the same rate of the loan. We charge an annual interest rate of 3.5% on loans without the Premium Bonus rider and 4.5% on loans with the Premium Bonus rider.

After offsetting the 1.5% annual interest rate, that We guarantee We will credit to the portion of Our Fixed Account securing the loan, against the maximum loan interest rate of 3.5%, the maximum guaranteed net cost of the loans is 2.0% annually without the Premium Bonus rider.

If you purchase the optional Premium Bonus Rider, the loan interest charges will be increased by 1% to a rate of 4.5% per year. After offsetting the 1.5% annual interest rate, that We guarantee We will credit to the portion of Our Fixed Account securing the loan, against the maximum loan interest rate of 4.5%, the maximum guaranteed net cost of the loan is 3.0%.

CHARGES IN THE FUNDS

The funds charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio's charges and expenses vary. Some portfolios may also impose redemption fees, which We would deduct directly from Your accumulation value. See the funds' prospectuses for more information.

PREMIUM TAXES

Midland will deduct from Your accumulation value at surrender, death or annuitization a charge for any premium taxes levied by a state or any other government entity. Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%. This range is subject to change. The Company currently deducts such charges from contracts issued in the states of South Dakota, Wyoming, Maine, and West Virginia. These states and jurisdictions are subject to change.

OTHER TAXES

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts. We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

                               FEDERAL TAX STATUS

INTRODUCTION

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult Your own tax advisor about Your own circumstances. We have included an additional discussion regarding taxes in the SAI.

ANNUITY CONTRACTS IN GENERAL

Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out. This is referred to as tax deferral. There are different rules as to how You will be taxed depending on how You take the money out and the type of contract - qualified or non-qualified (discussed below).

You will generally not be taxed on increases in the value of Your contract until a distribution occurs - either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a non-qualified contract, the contract will generally not be treated as an annuity for tax purposes. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

If your contract contains a guaranteed minimum withdrawal benefit rider, the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider.

Qualified and Non-Qualified Contracts
If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your contract is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below. There is additional information about qualified contracts in the Statement of Additional Information.

      o Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract.

      o A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

      o Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.

      o Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organization can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

      o Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

            1. elective contributions made in years beginning after December 31, 1988;

            2.    earning on those contributions; and

            3. earnings in such years on amounts held as of the last year beginning before January 1, 1989.

            Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, disability, severance from employment, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

      o Under Code section 401(a), corporate employers and self-employed individuals can establish various types of retirement plans.

      o Under Code section 457, governmental and tax-exempt organizations can establish deferred compensation plans.

The contract contains death benefit features that in some cases may exceed the greater of the net premium payments or the accumulation value. These death benefit features could be characterized as an incidental benefit, the amount of which is limited in any pension, profit-sharing plan, or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax advisor. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provisions in the contract comports with IRA qualification requirements.

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. Distributions before age 59 1/2 may be subject to a 10% penalty tax. Also, distributions from qualified contracts are generally subject to withholding.


Minimum Distribution Rules and Eligible Rollover Distributions
Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. If You are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult with and rely upon Your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon your tax advisor before electing this option. If Your minimum required distribution amount exceeds Your payment amount under the GMWB feature, You will have to withdraw more than the payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your guaranteed amount. You should consult with and rely upon Your tax advisor before purchasing the GMWB rider with a qualified contract.


Distributions before age 59 1/2 may be subject to a 10% penalty tax. Also, distributions from qualified contracts are generally subject to withholding. "Eligible rollover distributions" from corporate pension, profit-sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. Fo this purpose, an eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA, or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.


Loans
Generally, loans are available only if the contract if used in a Section 403(b) qualified plan. However, if You have elected the optional Guaranteed Minimum Withdrawal Benefit rider, the rider will terminate if You request a loan under this contract.

If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs. A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant's vested ownership in the 403(b) plan. The maximum loan amount may be lower if You currently have or have had a plan loan in the last 12 months. In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor's regulations contain requirements for plan loans relating to their availability, amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, bear a reasonable rate of interest be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans. You should consult a tax advisor before taking a loan.

Diversification and Distribution Requirements
The Internal Revenue Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of the annuitant or an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI. Midland may modify the contract to attempt to maintain favorable tax treatment.

Surrenders - Non-Qualified Contracts
If You purchase the contract as an individual and not under an individual retirement annuity, or other qualified retirement plan, Your contract is referred to as a non-qualified contract.

If You make a surrender from a non-qualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments. When You make a surrender You are taxed on the amount of the surrender that is gain. If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the "investment in the contract," which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of the premiums). The premium bonus will be considered gain. Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. This includes any amount:

      o     paid on or after the taxpayer reaches age 59 1/2;

      o     paid after an owner dies;

      o paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

      o paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

      o     paid under an immediate maturity; or

      o     which come from premium payments made prior to August 14, 1982.

Multiple Contracts
All non-qualified deferred contracts that are issued by Midland (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Withholding
Distributions, from qualified and non-qualified contracts, are generally subject to withholding for Your federal income tax liability. The withholding rate varies according to the type of distribution and Your tax status. Except with respect to eligible rollover distributions, as described above, You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments
Although the tax consequences may vary depending on the annuity payment option You select, in general, for non-qualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined as follows:

      o Fixed payments - by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

      o Variable payments - by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent tax advisor as to the potential tax effects of allocation amounts to any particular annuity payment option.

If, after annuitization, annuity income payments stop because an annuitant has died, the excess (if any) of the "investment in the contract" as of the annuitization over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations
The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds
Amounts may be distributed from the contract because of the death of the annuitant or an owner. Generally, such amounts should be includable in the income of the recipient:

      o if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

      o if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts
A transfer of ownership or absolute assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the contract.

Economic Growth and Tax Relief Reconciliation Act of 2001
The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repeals the federal estate tax and replaces it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repeals the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation-skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.


During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the estate tax exemption. For 2008, the maximum estate tax rate is 45% and the estate tax exemption is $2,000,000.


The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios. While no attempt is being made to discuss the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult with and rely on an estate planning advisor for more information. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Us to deduct the tax from Your contract, or from any applicable payment, and pay it directly to the IRS.

Separate Account Charges
It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to You. Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.

Foreign Tax Credits
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under Federal tax law.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.


MATURITY DATE

The maturity date is the date on which income payments will begin under the annuity option You have selected. The earliest possible maturity date under the contract is the 9th contract anniversary at which time You may annuitize Your full accumulation value (less any premium taxes). However, by current Company practice, We will allow You to annuitize the accumulation value (less any non-vested premium bonus and less any premium taxes), after the 3rd contract year, if You choose a life annuity or joint and survivor income annuity payment options, and after the 5th contract year if at least a five-year certain period annuity option is elected. Benefits are not guaranteed and are subject to change. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday. You may change the maturity date by sending written notice to Our Principal Office. We must receive Your written notice at least 30 days prior to the original maturity date.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

      1.    take the accumulation value in one lump sum, or

      2. convert the accumulation value into an annuity payment option payable to the annuitant as described below.

Electing An Annuity Payment Option
You may apply the proceeds of a surrender to affect an annuity payment option. Unless You choose otherwise, on the maturity date, Your surrender value from the Fixed Account will be applied to a 10 year certain and life fixed annuity payment option and the surrender value from the Separate Account will be applied to a 10 year certain and life variable annuity payment option. The first monthly annuity payment will be made within one month after the maturity date. Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $2,500 or more and the first periodic payment will be at least $50. We reserve the right to change the payment frequency so that payments are at least $50.

The payee's actual age will affect each payment amount for annuity payment options involving life income. The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number. For annuity payment options that do not involve a life annuity, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to Our rules at the time of selection. We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to Our rules at the time the arrangements takes effect. This includes:

      o     rules on the minimum amount We will pay under an option;

      o minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

      o the naming of people who are entitled to receive payment and their beneficiaries; and

      o     the ways of proving age, gender, and survival.

You choose an annuity payment option when You apply for a contract and may change it by writing to Our Principal Office. You must elect the payment option at least 30 days before the maturity date.

Fixed Payment Options
Payments under the fixed options are not affected by the investment experience of any investment division. The surrender value as of the maturity date will be applied to the fixed option selected. We guarantee interest under the fixed options at a rate of 1.5% a year. We may also credit interest under the fixed payment options at a rate that is above the 1.5% guaranteed rate (this is at Our complete discretion). Thereafter, interest or payments are fixed according to the annuity option chosen.

Variable Payment Options
Payments under the variable options will vary in amount depending on the investment experience of the investment divisions after the maturity date. Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate. This is a base rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, then the payment will increase. Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the annuity payment options selected using the payee's age and sex (where permissible). The amount of the first payment will then be used to determine the number of annuity units for each investment division. The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be initially set at $10. Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the mortality and expense risk charge We make at an effective annual rate of 1.40% (charges for optional riders discontinue after the maturity date). The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate. The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity payments is contained in the SAI that can be obtained for free by contacting Us at Our Principal Office.

Payment Options
The following three payment options are available:

      1. Income for Specified Period: We pay installments for a specified period. We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion), for a specified time, from 5 up to 20 years. (Fixed Account only)


      2. Payment of Life Income: We will pay monthly income for life. You may choose from 1 of 2 ways to receive the income:

            1) Life Annuity: We will pay equal monthly payments during the lifetime of the payee. With a life annuity payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.

            2) Life Annuity With Certain Period: We will pay equal monthly payments for a selected number of guaranteed payments, and then for as long as the payee is living thereafter.

      3. Joint and Survivor Income: We will make monthly payments until the last surviving payee's death. Therefore, if both payees die after the first payment, then only one payment will be made. The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old, at the time of the first monthly payment.

Annuitization Bonus Rider
If You decide to annuitize Your contract anytime after the 3rd contract year, We will credit Your accumulation value with an additional percentage of the accumulation value based on the annuity payment option You choose as follows:

      o A 4% annuitization bonus will be credited on any annuity payment option available under this contract that guarantees payment for ten or more years.

      o A 2% annuitization bonus will be credited on any annuity payment option available under this contract that guarantees payment for nine years or less.

This rider will be attached to all contracts at no additional charge.

This rider terminates on the earliest of:

      o     when the contract to which it is attached terminates;

      o     immediately upon execution of the rider;

      o upon full surrender of the contract or death of the Owner or Annuitant, where the Beneficiary does not continue the contract under spousal continuance; or

      o death of the annuitant or an owner, where the beneficiary does not continue the contract under spousal continuance.

Transfers after Annuitization for Variable Payment Options
After the maturity date, only two transfers per contract year may be made among the investment divisions. Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. Transfers after the annuity payments have started will be based on the annuity unit values. There will be no transfer charge for this transfer. No transfers are allowed to or from the Fixed Account.

                             ADDITIONAL INFORMATION

MIDLAND NATIONAL LIFE INSURANCE COMPANY

We are Midland National Life Insurance Company, a stock life insurance company. We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company." We were reincorporated as a stock life insurance company, in 1909. Our name "Midland" was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands. Our Principal Office address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

FUND VOTING RIGHTS

We invest the assets of Our Separate Account investment divisions in shares of the funds' portfolios. Midland is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

      o     to elect the funds' Board of Directors,

      o     to ratify the selection of independent auditors for the funds,

      o on any other matters described in the funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

      o     in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract.

The funds will determine if and how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We currently intend to vote any Fund shares that We alone are entitled to vote in the same proportions that contract owners vote. The effect of this proportional voting is that a small number of contracts owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the Fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares
You may participate in voting only on matters concerning the Fund portfolios in which Your accumulation value has been invested. We determine Your voting shares in each division by dividing the amount of Your accumulation value allocated to that division by the net asset value of one share of the corresponding Fund portfolio. This is determined as of the record date set by the Fund's Board for the shareholders meeting.

If You have a voting interest, then We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the Fund's adviser or the investment contracts of its portfolios.

Voting Privileges of Participants In Other Companies
Other insurance companies own shares in the Funds to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, each Fund's Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any Fund action, then We will see that appropriate action is taken to protect Our contract owners. If We ever believe that any of the Funds' portfolios are so large as to materially impair its investment performance, then We will examine other investment options.

OUR REPORTS TO OWNERS

Shortly after the end of each calendar year, We will send a report that shows

      o     Your accumulation value, and

      o Any transactions involving Your accumulation value that occurred during the year. Transactions include Your premium allocations, transfers and partial surrenders made in that year.

Confirmation notices will be sent to You for premiums, transfers of amounts between investment divisions and certain other contract transactions.

We also currently intend to send You semi-annual reports with financial information on the funds.

CONTRACT PERIODS, ANNIVERSARIES

We measure contract years, contract months and contract anniversaries from the issue date shown on Your contract's information page. Each contract month begins on the same day in each month. The calendar days of 29, 30, and 31 are not used for the purpose of contract anniversaries. If Your initial premium is received on one of these dates, Your contract anniversary day will be the first day of the next month.

DIVIDENDS

We do not pay any dividends on the contract described in this prospectus.

PERFORMANCE

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any surrender charges that would apply if You surrendered the contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contract charges such as the surrender charge and the rider charges. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return. Because average annual total returns tend to smooth out variations in an investment division's returns, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield. These measures reflect the income generated by an investment in the investment divisions over a specified period of time. This income is annualized and shown as a percentage. Yields do to not take into account capital gains or losses or the surrender charge or rider charges. The standard quotations of yield reflect the annual maintenance fee.


The money market investment division may advertise its current and effective yield. Current yield reflects the income generated by an investment in the investment division over a 7-day period. Effective yield is calculated in similar manner except that income earned is assumed to be reinvested. Other investment divisions may advertise a 30-day yield which reflects the income generated by an investment in the investment division over a 30-day period.


We may disclose average annual total returns for one or more of the investment divisions based on the performance of a portfolio since the time the Separate Account commenced operations. We may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate Account commenced operations.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change of address to both Your old and new addresses. We may also call You to verify the change of address.

MODIFICATION TO YOUR CONTRACT

Upon notice to You, We may modify Your contract to:

      (a) permit the contract or the Separate Account to comply with any applicable law or regulation issues by a government agency;

      (b) assure continued qualification of the contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

      (c)   reflect a change in the operation of the Separate Account; or

      (d)   provide additional investment options.

In the event of such modifications, We will make an appropriate endorsement to the contract.

YOUR BENEFICIARY

You name Your beneficiary in Your contract application. The beneficiary is entitled to the death benefit of the contract. A beneficiary is revocable unless otherwise stated in the beneficiary designation. You may change the revocable beneficiary during the annuitant's or owner's lifetime. We must receive written notice informing Us of the change. Upon receipt and acceptance at Our Principal Office, a change takes effect as of the date that the written notice was signed. We will not be liable for any payment made before We receive and accept the written notice. If no primary beneficiary is living when the annuitant or an owner dies, the death benefit will be paid to the contingent beneficiary, if any. If no beneficiary is living when the annuitant or an owner dies, then We will pay the death benefit to the owner's estate.

If there are joint owners, the surviving joint owner, if any, will be considered the designated primary beneficiary, unless the joint owners have otherwise designated a primary beneficiary either on the application or by sending Us a written notice. If a person other than a joint owner is named a primary beneficiary, the surviving owner will not be entitled to proceeds upon the death of the first owner.

ASSIGNING YOUR CONTRACT

You may assign Your rights in a non-qualified contract. You must send a copy of the assignment to Our Principal Office. The assignment takes effect as of the date that the written notice was signed. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

WHEN WE PAY PROCEEDS FROM THIS CONTRACT

We will generally pay any death benefits, withdrawals, loans or surrenders within seven days after receiving the required form(s) at Our Principal Office. The death benefit is determined as of the date We receive due proof of death, an election of a settlement option, and any other required forms or documentation. If We do not receive a written election and all other required forms within 90 days after receipt of due proof of death, then a lump sum payment will be paid as of that date.

We may delay payment for one or more of the following reasons:

      1)    We cannot determine the amount of the payment because:

            a)    the New York Stock Exchange is closed,

            b)    trading in securities has been restricted by the SEC, or

            c)    the SEC has declared that an emergency exists,

      2) The SEC by order permits Us to delay payment to protect Our owners, or

      3)    Your premium check(s) have not cleared Your bank.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or "freeze" a contract owner's account. If these laws apply in a particular situation, We would not be allowed to process any request for a withdrawal, surrender, loan, or death benefit, make transfers, or continue making annuity payments. If a contract or account is frozen, the accumulation value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator. We may also be required to provide information about You and Your contract to the government agencies and departments.

We may defer payment of any withdrawal, loan or surrender from the Fixed Account, for up to six months after We receive Your request.

DISTRIBUTION OF THE CONTRACTS

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC ("Sammons Securities Company") for the distribution and sale of the contracts. Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company may enter into written sales agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay commissions to Sammons Securities Company for sales of the contracts by its registered representatives as well as by selling firms.

Sales commissions may vary, but the maximum commission payable for contract sales is 9.25% of premiums payments. Where lower commissions are paid, We may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for Sammons Securities Company's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Securities Company's management team; advertising expenses; and all other expenses of distributing the contracts. Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of contracts. Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help registered representatives and/or their managers qualify for such benefits. Sammons Securities Company's registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a contract.

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the contract: (a) the surrender charge; (b) the mortality and expense charge; (c) rider charges; (d) payments, if any, received from the underlying portfolios or their managers; and investment earnings on amount allocated under the contract to the Fixed Account. Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

REGULATION

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC.

Employees of Sammons Enterprises, Inc., and its subsidiaries, may receive waiver of charges, reduced charges, or a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee's first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee's contract during the first year.

LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on them, the Separate Account, or the Separate Account's principal underwriter, Sammons Securities Company, LLC.

LEGAL MATTERS

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

FINANCIAL STATEMENTS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in the SAI. The address for PricewaterhouseCoopers LLP is:

                                One North Wacker
                               Chicago, IL 60606

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

                       STATEMENT OF ADDITIONAL INFORMATION

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus. You can get this SAI by checking the appropriate box on the application form, by writing Our Principal Office, or by calling the Principal Office's Toll Free number at 1-877-586-0240. The following is the Table of Contents for the SAI:

                                TABLE OF CONTENTS
                                                                           Page
THE CONTRACT                                        ..........................3
   Entire Contract                                  ..........................3
   Changes to the Contract                          ..........................3
   Incontestability                                 ..........................3
   Misstatement of Age or Sex                       ..........................3
   Non-participating                                ..........................3
   Claims of Creditors                              ..........................3
   Minimum Benefits                                 ..........................3
   Ownership                                        ..........................3
   Assignment                                       ..........................4
   Accumulation unit Value                          ..........................4
   Annuity Payments                                 ..........................5
CALCULATION OF YIELDS AND TOTAL RETURNS             ..........................5
   Money Market Investment division Yield
   Calculation                                      ..........................5
   Other Investment division Yield Calculations
                                                    ..........................6
   Standard Total Return Calculations               ..........................7
   Cumulative Total Returns                         ..........................8
   Adjusted Historical Performance Data             ..........................8
FEDERAL TAX MATTERS                                 ..........................9
   Tax Free Exchanges (Section 1035)                ..........................9
   Required Distributions                           ..........................9
   Non-Natural Person                               ..........................9
   Diversification Requirements                     ..........................10
   Owner Control                                    ..........................10
   Taxation of Qualified Contracts                  ..........................10
DISTRIBUTION OF THE CONTRACT                        ..........................11
SAFEKEEPING OF ACCOUNT ASSETS                       ..........................12
STATE REGULATION                                    ..........................13
RECORDS AND REPORTS                                 ..........................13
LEGAL MATTERS                                       ..........................13
FINANCIAL MATTERS                                   ..........................13
OTHER INFORMATION                                   ..........................13
CONDENSED FINANCIALS                                ..........................14
FINANCIAL STATEMENTS                                ..........................46


                                          CONDENSED FINANCIAL INFORMATION

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation.  An accumulation unit value is the unit
We use to calculate the value of Your interest in a subaccount.  The tables below show two sets of accumulation unit values that reflect the highest and lowest levels of Separate Account annual expenses available under the contract.  The information for all other accumulation unit values is in the Statement of Additional Information.
You may obtain a free copy of the Statement of Additional Information by writing to Us at Our Principal Office, calling Us at (877) 586-0240, or faxing Us at (866) 270-9565.


Table 1 - 1.40% Asset Charge


Base Contract - with No Riders

---------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                     Accumulation Unit   Accumulation Unit     Number of
                                                                        Value at Beginning                        Accumulation
                                                                             of Period        Value at End of    Units at End of
                                                                           (12/31/2006)     Period (12/31/2007)     Period

---------------------------------------------------------------------------------------------------------------------------------

2007

---------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund (9/20/99 - 12/31/05)                          12.37                9.49            1,122.76

---------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund (5/21/97 - 12/31/05)                          11.22               12.38             582.77

---------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund (5/20/97 - 12/31/05)                                  10.97               11.65            2,233.13

---------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund (12/30/94 - 12/31/05)                                  17.22               20.48             351.66

---------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/05)                            11.60               13.72           16,544.59

---------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/05)                  13.59               17.89             896.39

---------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 - 12/31/05)                    12.52               16.24           11,187.23

---------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio (2/1/02 -
12/31/05)                                                                      14.85               17.16            1,618.86

---------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund  (2/1/02 - 12/31/05)                             11.95               12.36             336.04

---------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund (2/1/02 - 12/31/05)                  14.49               20.84            1,534.33

---------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund (2/1/02 - 12/31/05)                       12.92               12.68              0.00

---------------------------------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)              10.05               10.85            1,435.48

---------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund (2/1/02 - 12/31/05)                         15.12               17.58           28,528.14

---------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value (1/3/05 - 12/31/05)                    12.30               11.96              0.00

---------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                     12.78               12.30              0.00

---------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                            9.56               11.39              0.00

---------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund (2/1/02 - 12/31/05)                                 13.34               12.46           29,808.22

---------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/05)                         11.73               12.72              0.00

---------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/05)                 10.82               11.75             82.96

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio  (2/1/02 - 12/31/05)                    11.04               12.54            1,490.93

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio (2/1/02 -
12/31/05)                                                                      10.99               12.86              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/05)                            11.74               12.59            3,119.06

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/05)                          14.39               16.64            4,993.43

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/05)                       13.34               13.32            3,891.97

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/05)                     12.11               13.36            2,175.67

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (2/1/02 - 12/31/05)                11.54               13.98             292.09

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/05)                              10.72               13.39            3,558.85

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/05)                         11.79               11.92            9,889.07

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/05)                           12.52               12.98           33,899.25

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/05)               10.54               10.81            2,535.59

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                              15.65               17.80            4,586.60

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/05)                        10.49               10.88           32,507.57

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/05)                            14.87               17.16            8,437.66

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)                   12.92               13.43             91.67

---------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)                   12.52               12.52            3,703.14

---------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                       12.94               13.16            1,983.00

---------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 - 12/31/05)         11.78                9.70            3,297.37

---------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II) (5/1/02 - 12/31/05)                  10.64               10.63           20,924.70

---------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                            14.37               13.36            5,171.23

---------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio (3/21/03 - 12/31/05)                   12.85               13.78            1,368.48

---------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                      12.95               13.21            1,583.83

---------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                      18.30               18.90            3,793.73

---------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                      14.09               13.97           11,739.03

---------------------------------------------------------------------------------------------------------------------------------

MFS VIT Growth Series (2/1/02 - 12/31/05)                                      12.26               14.61             882.33

---------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/05)                             12.67               13.75              0.00

---------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/05)                               11.47               11.56             126.75

---------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/05)                                    12.68               14.12             749.80

---------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                    10.65               10.55              0.00

---------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 - 12/31/05)              12.83               15.46              0.00

---------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                     12.25               12.48              0.00

---------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                             11.88               12.12            3,011.35

---------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                           10.24               10.84             25.87

---------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                            10.59               11.55            7,717.88

---------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                           10.63               11.40           53,594.17

---------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                    10.46               10.97              0.00

---------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                      12.29               12.19              0.00

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)             10.13               10.96              0.00

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)                 8.91                 8.39             144.28

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                                  8.59                 7.52              0.00

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                              8.12                 8.08             224.76

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/05)                                         13.15               13.12              0.00

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/05)                                          11.09               12.89             130.05

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation (5/1/02 - 12/31/05)                                   13.93               16.85             297.46

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                       10.19               10.44              0.00

---------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                              10.82               11.71            4,430.09

---------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                    21.67               29.40             271.01

---------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                        22.86               32.77            1,162.65

---------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                       19.49               19.39            1,329.09




Table 2 - 3.25% Asset Charge


Base Contract with GMWB, the Aggressive Asset Allocation Model and the Premium Bonus Rider

---------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                     Accumulation Unit   Accumulation Unit     Number of
                                                                        Value at Beginning                        Accumulation
                                                                             of Period        Value at End of    Units at End of
                                                                           (12/31/2006)     Period (12/31/2007)    Period

---------------------------------------------------------------------------------------------------------------------------------

2007

---------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund (9/20/99 - 12/31/05)                          12.81                9.64              0.00

---------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund (5/21/97 - 12/31/05)                          10.59               11.46              0.00

---------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund (5/20/97 - 12/31/05)                                  9.70                10.11              0.00

---------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund (12/30/94 - 12/31/05)                                  15.70               18.34              0.00

---------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/05)                            10.05               11.66              0.00

---------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/05)                  11.73               15.16              0.00

---------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 - 12/31/05)                    12.65               16.11              0.00

---------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio (2/1/02 -
12/31/05)                                                                      15.08               17.11              0.00

---------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Fund  (2/1/02 - 12/31/05)                             11.77               11.96              0.00

---------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Fund (2/1/02 - 12/31/05)                  12.71               17.94              0.00

---------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Fund (2/1/02 - 12/31/05)                       12.30               11.85              0.00

---------------------------------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)              9.69                10.27              0.00

---------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Fund (2/1/02 - 12/31/05)                         14.59               16.65              0.00

---------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value (1/3/05 - 12/31/05)                    11.85               11.32              0.00

---------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                     12.32               11.63              0.00

---------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                            9.21               10.78              0.00

---------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Fund (2/1/02 - 12/31/05)                                 13.88               12.72              0.00

---------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/05)                         11.18               11.90              0.00

---------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/05)                 10.45               11.14              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio  (2/1/02 - 12/31/05)                    10.69               11.92              0.00

---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio (2/1/02 -

12/31/05)                                                                      10.39               11.93              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/05)                            11.38               11.97              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/05)                          14.89               16.91              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/05)                       13.17               12.91              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/05)                     11.38               12.33              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (2/1/02 - 12/31/05)                10.85               12.91              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/05)                              9.35                11.46              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/05)                         13.85               13.74              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/05)                           11.53               11.74              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/05)               10.77               10.85              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                              17.70               19.76              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/05)                        9.55                 9.72              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/05)                            16.26               18.42              0.00

---------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)                   12.30               12.55              0.00

---------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)                   12.06               11.85              0.00

---------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                       12.47               12.45              0.00

---------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 - 12/31/05)         11.35                9.18              0.00

---------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II) (5/1/02 - 12/31/05)                  10.61               10.41              0.00

---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio

(5/1/02 - 12/31/05)                                                            13.56               12.38              0.00

---------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio (3/21/03 - 12/31/05)                   14.57               15.34              0.00

---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -

12/31/05)                                                                      12.60               12.61              0.00

---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -

12/31/05)                                                                      20.57               20.85              0.00

---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -

12/31/05)                                                                      14.91               14.51              0.00

---------------------------------------------------------------------------------------------------------------------------------

MFS VIT Growth Series (2/1/02 - 12/31/05)                                      10.32               12.07              0.00

---------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/05)                             11.26               11.99              0.00

---------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/05)                               10.07                9.97              0.00

---------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/05)                                    11.36               12.42              0.00

---------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                    10.26                9.99              0.00

---------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 - 12/31/05)              12.37               14.63              0.00

---------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                     11.81               11.81              0.00

---------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                             12.12               12.14              0.00

---------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                           9.55                 9.93              0.00

---------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                            10.51               11.26              0.00

---------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                           10.10               10.63              0.00

---------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                    10.09               10.38              0.00

---------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                      11.85               11.53              0.00

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)             9.76                10.37              0.00

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)                 8.49                 7.84              0.00

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                                  5.29                 4.55              0.00

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                              6.29                 6.14              0.00

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/05)                                         11.92               11.66              0.00

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/05)                                          11.20               12.77              0.00

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation (5/1/02 - 12/31/05)                                   13.26               15.75              0.00

---------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                       9.15                 9.20              0.00

---------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                              12.31               13.07              0.00

---------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                    26.03               34.67              0.00

---------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                        27.49               38.67              0.00

---------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                       26.05               25.44              0.00


Table 1 - 1.40% Asset Charge
Base Contract - with No Riders
---------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                     Accumulation Unit   Accumulation Unit     Number of
                                                                        Value at Beginning                        Accumulation
                                                                             of Period        Value at End of    Units at End of
                                                                           (12/31/2005)     Period (12/31/2006)     Period
---------------------------------------------------------------------------------------------------------------------------------
2006
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 - 12/31/05)                          10.78               12.37            1,077.54
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 - 12/31/05)                          10.82               11.22             944.62
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 - 12/31/05)                                  10.07               10.97            2,550.12
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 - 12/31/05)                                  13.92               17.22             351.88
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                            11.18               11.60           20,433.00
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/05)                  11.55               13.59            1,057.91
---------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 - 12/31/05)                    11.53               12.52           14,038.33
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                      12.54               14.85            1,802.42
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund  (2/1/02 - 12/31/05)                             11.05               11.95             375.29
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund (2/1/02 - 12/31/05)                  12.54               14.49            1,803.81
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund (2/1/02 - 12/31/05)                       11.22               12.92              0.00
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)              10.04               10.05              0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund (2/1/02 - 12/31/05)                         12.29               15.12           41,528.67
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)                    10.41               12.30              0.00
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                     10.78               12.78              0.00
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                           10.04                9.56              0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund (2/1/02 - 12/31/05)                                 11.42               13.34           38,104.96
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 - 12/31/05)                         10.80               11.73              0.00
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/05)                 10.27               10.82              0.00
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/05)               9.39                 9.33             38.89
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio  (2/1/02 - 12/31/05)                    10.45               11.04            1,620.87
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio (2/1/02 -
12/31/05)                                                                      10.45               10.99            1,355.12
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/05)                            10.68               11.74            2,997.86
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/05)                          13.10               14.39            4,799.40
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/05)                       11.28               13.34            2,772.63
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/05)                     10.88               12.11            2,134.37
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 - 12/31/05)                11.13               11.54             774.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 - 12/31/05)                              10.20               10.72            3,635.52
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 - 12/31/05)                         10.77               11.79           16,120.98
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/05)                           10.99               12.52           40,873.93
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/05)               10.26               10.54            2,216.02
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                              14.12               15.65            51,08.99
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/05)                        10.14               10.49           36,716.68
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/05)                            12.80               14.87           10,145.58
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)                   11.29               12.92             242.67
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 - 12/31/05)         10.35               12.52            3,583.36
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)                   11.29               12.94            1,167.56
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                       10.64               11.78            2,572.70
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 - 12/31/05)                  10.36               10.64           25,757.85
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                            12.67               14.37            6,571.03
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)            12.06               12.85            1,221.18
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                      11.20               12.95            1,430.71
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                      14.38               18.30            2,256.12
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                      12.73               14.09            15922.88
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series (2/1/02 - 12/31/05)                                      11.55               12.26             828.33
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 - 12/31/05)                             11.40               12.67              0.00
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                               10.30               11.47             126.92
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 - 12/31/05)                                    11.67               12.68             750.28
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                    10.26               10.65              0.00
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 - 12/31/05)              11.37               12.83              0.00
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                     11.17               12.25              0.00
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                             11.04               11.88            2,311.41
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                           9.99                10.24             22.46
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                            10.66               10.59            7114.10
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                           10.39               10.63           63,371.87
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                    9.53                10.46              0.00
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                      10.04               12.29              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                                  10.61               10.13              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)                 8.36                 8.91             338.54
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                         8.84                 8.59              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                          8.91                 8.12             224.90
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                                   11.18               13.15              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)             10.64               11.09             130.17
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                       12.68               13.93             445.10
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                              9.96                10.19              0.00
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                              10.31               10.82            4,404.11
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                    15.75               21.67             347.36
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                        18.62               22.86            1,297.81
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                       15.10               19.49             721.95

Table 2 - 3.25% Asset Charge
Base Contract with GMWB, the Aggressive Asset Allocation Model and the Premium Bonus Rider
---------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                     Accumulation Unit   Accumulation Unit     Number of
                                                                        Value at Beginning                        Accumulation
                                                                             of Period        Value at End of    Units at End of
                                                                           (12/31/2005)     Period (12/31/2006)     Period
---------------------------------------------------------------------------------------------------------------------------------
2006
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 - 12/31/05)                          11.36               12.81              0.00
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 - 12/31/05)                          10.39               10.59              0.00
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 - 12/31/05)                                  9.07                 9.70              0.00
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12-30-94 - 12/31/05)                                  12.93               15.70              0.00
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                            9.87                10.05              0.00
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/05)                  10.16               11.73              0.00
---------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 - 12/31/05)                    11.87               12.65              0.00
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                      12.98               15.08              0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund  (2/1/02 - 12/31/05)                             11.09               11.77              0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund (2/1/02 - 12/31/05)                  11.20               12.71              0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund (2/1/02 - 12/31/05)                       10.87               12.30              0.00
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)              9.85                 9.69              0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund (2/1/02 - 12/31/05)                         12.08               14.59              0.00
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)                    10.22               11.85              0.00
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                     10.58               12.32              0.00
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                            9.85                9.21              0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund (2/1/02 - 12/31/05)                                 12.10               13.88              0.00
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 - 12/31/05)                         10.49               11.18              0.00
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/05)                 10.10               10.45              0.00
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/05)               8.96                 8.74              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio  (2/1/02 - 12/31/05)                    10.31               10.69              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio (2/1/02 -
12/31/05)                                                                      10.06               10.39              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/05)                            10.54               11.38              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/05)                          13.81               14.89              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/05)                       11.34               13.17              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/05)                     10.42               11.38              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 - 12/31/05)                10.66               10.85              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 - 12/31/05)                              9.06                 9.35              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 - 12/31/05)                         12.88               13.85              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/04)                           10.32               11.53              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/05)               10.68               10.77              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                              16.27               17.70              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/05)                        9.40                 9.55              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/05)                            14.26               16.26              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio5 (2/20/02 - 12/31/05)                  10.95               12.30              0.00
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 - 12/31/05)         10.16               12.06              0.00
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)                   11.09               12.47              0.00
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                       10.45               11.35              0.00
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 - 12/31/05)                  10.53               10.61              0.00
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                            12.18               13.56              0.00
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)            13.93               14.57              0.00
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                      11.09               12.60              0.00
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/04)                                                                      16.46               20.57              0.00
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/04)                                                                      13.72               14.91              0.00
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series (2/1/02 - 12/31/05)                                      9.91                10.32              0.00
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 - 12/31/05)                             10.32               11.26              0.00
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                               9.21                10.07              0.00
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 - 12/31/05)                                    10.65               11.36              0.00
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                    10.07               10.26              0.00
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 - 12/31/05)              11.16               12.37              0.00
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                     10.97               11.81              0.00
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                             11.47               12.12              0.00
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                           9.49                 9.55              0.00
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                            10.78               10.51              0.00
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                           10.05               10.10              0.00
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                    9.36                10.09              0.00
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                      9.86                11.85              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                                  10.41                9.76              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)                 8.11                 8.49              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                         5.55                 5.29              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                          7.02                 6.29              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                                   10.32               11.92              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)             10.94               11.20              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                       12.29               13.26              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                              9.10                 9.15              0.00
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                              11.94               12.31              0.00
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                    19.27               26.03              0.00
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                        22.81               27.49              0.00
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                       20.56               26.05              0.00

Table 1 - 1.40% Asset Charge
Base Contract - with No Riders
---------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                     Accumulation Unit   Accumulation Unit     Number of
                                                                        Value at Beginning                        Accumulation
                                                                             of Period        Value at End of    Units at End of
                                                                           (12/31/2004)     Period (12/31/2005)     Period
---------------------------------------------------------------------------------------------------------------------------------
2005
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 - 12/31/05)                          10.32               10.78            2,165.65
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 - 12/31/05)                          10.14               10.82            1,757.45
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 - 12/31/05)                                  9.99                10.07            1,008.66
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 - 12/31/05)                                  12.08               13.92             704.26
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                            10.12               11.18           34,245.33
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/05)                  10.24               11.55            1,899.96
---------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 - 12/31/05)                    10.65               11.53           24,891.13
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                      10.88               12.54            2,506.11
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund  (2/1/02 - 12/31/05)                             10.68               11.05            2,390.17
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund (2/1/02 - 12/31/05)                  10.42               12.54            1,062.50
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund (2/1/02 - 12/31/05)                       10.88               11.22            1,531.59
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)              10.02               10.04              0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund (2/1/02 - 12/31/05)                         11.02               12.29           75,629.80
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)                    10.00               10.41              0.00
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                     10.00               10.78              0.00
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                            9.98               10.04              0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund (2/1/02 - 12/31/05)                                 11.05               11.42           63,644.63
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 - 12/31/05)                         10.48               10.80              0.00
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/05)                 10.37               10.27              0.00
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/05)               10.48                9.39             129.31
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio  (2/1/02 - 12/31/05)                    10.21               10.45            1,695.39
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio (2/1/02 -
12/31/05)                                                                      10.23               10.45            2,711.54
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/05)                            10.26               10.68            5,676.18
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/05)                          11.38               13.10            2,365.09
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/05)                       10.84               11.28            3,988.17
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/05)                     10.28               10.88            4,565.03
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 - 12/31/05)                10.39               11.13            1,614.58
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 - 12/31/05)                              9.80                10.20            6,793.93
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 - 12/31/05)                         10.68               10.77           27,141.26
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/05)                           10.66               10.99           65,098.61
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/05)               10.21               10.26            3,419.30
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                              12.14               14.12            4,957.11
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/05)                        9.98                10.14           54,849.77
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/05)                            10.93               12.80           14,710.86
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)                   11.18               11.29             241.27
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 - 12/31/05)         10.00               10.64            1,427.25
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)                   10.00               10.35              0.00
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                       10.00               11.29              0.00
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 - 12/31/05)                  10.22               10.36           36,780.93
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                            12.42               12.67           11,129.54
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)            10.88               12.06             397.46
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                      11.00               11.20            2,838.08
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                      11.51               14.38            4,583.52
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                      11.92               12.73           25,333.08
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series (2/1/02 - 12/31/05)                                      10.75               11.55             657.91
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 - 12/31/05)                             10.81               11.40              0.00
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                               9.94                10.30             170.34
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 - 12/31/05)                                    11.00               11.67            1,501.63
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                    10.00               10.26              0.00
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 - 12/31/05)              10.00               11.37              0.00
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                     10.00               11.17              0.00
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                             10.76               11.04           57,356.09
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                           10.03                9.99             41.58
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                            10.59               10.66             440.23
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                           10.28               10.39           98,040.90
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                    10.00                9.53              0.00
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                      10.00               10.04              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                                  8.85                 8.84              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)                 8.95                 8.36             281.30
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                         10.91               11.18              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                          10.67               10.64             264.22
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                                   11.31               12.68             582.93
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)             10.00               10.61              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                       9.90                 9.96              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                              9.10                 8.91             450.12
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                              10.78               10.31             608.06
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                    12.10               15.75             236.48
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                        12.45               18.62            1,430.27
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                       12.65               15.10            1,075.67

Table 2 - 3.25% Asset Charge
Base Contract with GMWB, the Aggressive Asset Allocation Model and the Premium Bonus Rider
---------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                     Accumulation Unit   Accumulation Unit     Number of
                                                                        Value at Beginning                        Accumulation
                                                                             of Period        Value at End of    Units at End of
                                                                           (12/31/2004)     Period (12/31/2005)     Period
---------------------------------------------------------------------------------------------------------------------------------
2005
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 - 12/31/05)                          11.08               11.36              0.00
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 - 12/31/05)                          9.93                10.39              0.00
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 - 12/31/05)                                  9.17                 9.07              0.00
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12-30-94 - 12/31/05)                                  11.43               12.93              0.00
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                            9.10                 9.87              0.00
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/05)                  9.17                10.16              0.00
---------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 - 12/31/05)                    11.16               11.87              0.00
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                      11.47               12.98              0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund  (2/1/02 - 12/31/05)                             10.92               11.09              0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund (2/1/02 - 12/31/05)                  9.48                11.20              0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund (2/1/02 - 12/31/05)                       10.75               10.87              0.00
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)              10.02                9.85              0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund (2/1/02 - 12/31/05)                         11.03               12.08              0.00
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)                    10.00               10.22              0.00
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                     10.00               10.58              0.00
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                            9.98                9.85              0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund (2/1/02 - 12/31/05)                                 11.92               12.10              0.00
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 - 12/31/05)                         10.36               10.49              0.00
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/05)                 10.39               10.10              0.00
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/05)               10.18                8.96              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio  (2/1/02 - 12/31/05)                    10.26               10.31              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio (2/1/02 -
12/31/05)                                                                      10.03               10.06              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/05)                            10.32               10.54              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/05)                          12.22               13.81              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/05)                       11.10               11.34              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/05)                     10.02               10.42              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 - 12/31/05)                10.14               10.66              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 - 12/31/05)                              8.87                 9.06              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 - 12/31/05)                         13.01               12.88              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/04)                           10.20               10.32              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/05)               10.83               10.68              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                              14.24               16.27              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/05)                        9.43                 9.40              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/05)                            12.40               14.26              0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio5 (2/20/02 - 12/31/05)                  11.04               10.95              0.00
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 - 12/31/05)         10.00               10.45              0.00
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)                   10.00               10.16              0.00
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                       10.00               11.09              0.00
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 - 12/31/05)                  10.58               10.53              0.00
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                            12.16               12.18              0.00
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)            12.81               13.93              0.00
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                      11.10               11.09              0.00
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/04)                                                                      13.43               16.46              0.00
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/04)                                                                      13.10               13.72              0.00
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series (2/1/02 - 12/31/05)                                      9.39                 9.91              0.00
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 - 12/31/05)                             9.96                10.32              0.00
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                               9.06                 9.21              0.00
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 - 12/31/05)                                    10.23               10.65              0.00
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                    10.00               10.07              0.00
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 - 12/31/05)              10.00               11.16              0.00
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                     10.00               10.97              0.00
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                             11.38               11.47              0.00
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                           9.71                 9.49              0.00
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                            10.91               10.78              0.00
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                           10.13               10.05              0.00
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                    10.00                9.36              0.00
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                      10.00                9.86              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                                  5.66                 5.55              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)                 8.84                 8.11              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                         10.25               10.32              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                          11.17               10.94              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                                   11.17               12.29              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)             10.00               10.41              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                       9.22                 9.10              0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                              7.31                 7.02              0.00
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                              12.72               11.94              0.00
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                    15.08               19.27              0.00
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                        15.53               22.81              0.00
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                       17.55               20.56              0.00
---------------------------------------------------------------------------------------------------------------------------------

                                   Appendix I
                Guaranteed Minimum Withdrawal Benefit - Examples

Example 1: Assume You select the GMWB rider when You purchase Your contract and Your initial premium is $100,000.

      o     Your guaranteed amount is $100,000, which is Your initial premium.

      o Your payment amount is $7,000, which is 7% of Your initial guaranteed amount.

Example 2: Assume the same facts as Example 1. If You make an additional premium payment of $50,000, then

      o Your guaranteed amount is $150,000, which is Your prior guaranteed amount ($100,000) plus Your additional premium payment ($50,000).

      o Your payment amount is $10,500, which is Your prior payment amount ($7,000) plus 7% of Your additional premium payment ($3,500).

Example 3: Assume the same facts as Example 1. If You take the maximum payment amount before the end of the first contract years, then

      o Your guaranteed amount becomes $93,000, which is Your prior guaranteed amount ($100,000) minus the payment amount ($7,000).

      o Your payment amount for the next year remains $7,000, because You did not take more than the payment amount ($7,000).

Each time a withdrawal is taken from the contract, the withdrawal is deducted from the guaranteed amount (this is the "new guaranteed amount") and the withdrawal is deducted from the contract's accumulation value (this is the "new accumulation value"). There are three distinct circumstances that may occur when the total withdrawals exceed the payment amount in any contract years.

First, following a withdrawal that exceeds the payment amount, the new accumulation value may equal or exceed the new guaranteed amount and the net premiums (total premiums less withdrawals prior to current withdrawal). In this case, the new guaranteed amount and the payment amount remains unchanged.

Second, following a withdrawal that exceeds the payment amount, the new accumulation value may equal or exceed the new guaranteed amount and be less than the net premiums (total premiums less withdrawals prior to current withdrawal). In this case the new guaranteed amount is unchanged and the payment amount is reduced to 7% of the new accumulation value.

Finally, following a withdrawal that exceeds the payment amount, the new accumulation value may be less than the new guaranteed amount. In this case the new guaranteed amount is reduced to the new accumulation value and the payment amount is reduced to 7% of the new guaranteed amount. Examples 4, 5 and 6 demonstrate these circumstances, respectively.


Example 4: Assume the same facts as Example 1. If You withdraw $50,000, and Your accumulation value is $150,000 at the time of the withdrawal, then We recalculate Your guaranteed amount by comparing the results of two calculations:

      o First We deduct the amount of the withdrawal ($50,000) from Your accumulation value ($150,000). This equals $100,000 and is Your "new accumulation value".

      o Second, We deduct the amount of the withdrawal ($50,000) from Your guaranteed amount ($100,000). This is $50,000 and is Your "new guaranteed amount".

Since the new accumulation value ($100,000) is greater than or equal to the new guaranteed amount ($50,000), and it is greater than or equal to Your net premiums in the contract before the withdrawal ($100,000), there is no reduction in the new guaranteed amount ($50,000) or the payment amount ($7,000).

Example 5: Assume the same facts as Example 1. If You withdraw $60,000, and Your accumulation value is $150,000 at the time of the withdrawal, then We recalculate Your guaranteed amount by comparing the results of two calculations:

      o First We deduct the amount of the withdrawal ($60,000) from Your accumulation value ($150,000). This equals $90,000 and is Your "new accumulation value".

      o Second, We deduct the amount of the withdrawal ($60,000) from Your guaranteed amount ($100,000). This is $40,000 and is Your "new guaranteed amount".

Since the new accumulation value ($90,000) is greater than or equal to the new guaranteed amount ($40,000), but less than Your net premiums in the contract before the withdrawal ($100,000), there is no reduction in the new guaranteed amount ($40,000) and the payment amount is reduced. The new payment amount is 7% of Your new accumulation value, which is $6,300.

Example 6: Assume the same facts as Example 1. If You withdraw $50,000, and Your accumulation value is $80,000 at the time of the withdrawal, then We recalculate Your guaranteed amount by comparing the results of two calculations:

      o First We deduct the amount of the withdrawal ($50,000) from Your accumulation value ($80,000). This equals $30,000 and is Your "new accumulation value".

      o Second, We deduct the amount of the withdrawal ($50,000) from Your guaranteed amount ($100,000). This is $50,000 and is Your "new guaranteed amount).

Since the new accumulation value ($30,000) is less than the new guaranteed amount ($50,000), Your new guaranteed amount is reduced to the new accumulation value ($30,000) and the payment amount is reduced to 7% of the new guaranteed amount ($2,100).

Example 7: Assume the same facts as Example 1. If You elect to "step up" Your GMWB after the 5th contract anniversary following the addition of this rider to Your contract, assuming You have made no withdrawals during the 5 years the rider has been inforce, and Your accumulation value at the time of step up is $200,000, then We recalculate Your guaranteed amount by comparing the results of two calculations:

      o We recalculate Your new guaranteed amount to equal Your accumulation value, which is $200,000.

      o Your new payment amount is equal to 7% of Your new guaranteed amount, or $14,000.

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses. A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090. Reports and other information about Midland National Life Insurance Company are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102.


SEC File No. 811-07772

                   STATEMENT OF ADDITIONAL INFORMATION FOR THE
                     ADVANTAGE II VARIABLE ANNUITY CONTRACT
               Flexible Premium Deferred Variable Annuity Contract
                                   Offered by
                     MIDLAND NATIONAL LIFE INSURANCE COMPANY
               (Through Midland National Life Separate Account C)
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advantage II Variable Annuity ("contract") offered by Midland National Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 2008, by contacting Us at our Principal Office using the above address and phone numbers. Terms used in the current Prospectus for the contract are incorporated in this document.







THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT and the prospectuses for all of the portfolios currently available in the contract.


                                                   Dated May 1, 2008

                                TABLE OF CONTENTS

THE CONTRACT................................................................3
  Entire Contract...........................................................3
  Changes to the Contract...................................................3
  Incontestability..........................................................3
  Misstatement of Age or Sex................................................3

  Non-participating.........................................................3

  Claims of Creditors.......................................................3
  Minimum Benefits..........................................................3
  Ownership.................................................................3
  Assignment................................................................4
  Accumulation Unit Value...................................................4
  Annuity Payments..........................................................5
CALCULATION OF YIELDS AND TOTAL RETURNS.....................................5
  Money Market Investment Division Yield Calculation........................5
  Other Investment Division Yield Calculations..............................6
  Standard Total Return Calculations........................................7
  Cumulative Total Returns..................................................8
  Adjusted Historical Performance Data......................................8
FEDERAL TAX MATTERS.........................................................9

  Tax-Free Exchanges (Section 1035).........................................9

  Required Distributions....................................................9

  Non-Natural Person owners.................................................9

  Diversification Requirements.............................................10
  Owner Control............................................................10
  Taxation of Qualified Contracts..........................................10
DISTRIBUTION OF THE CONTRACT...............................................11
SAFEKEEPING OF ACCOUNT ASSETS..............................................12
STATE REGULATION...........................................................13
RECORDS AND REPORTS........................................................13
LEGAL MATTERS..............................................................13
FINANCIAL MATTERS..........................................................13
OTHER INFORMATION..........................................................13
CONDENSED FINANCIALS.......................................................14

FINANCIAL STATEMENTS.......................................................64

                                  THE CONTRACT

ENTIRE CONTRACT
The entire contract between You and Us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

CHANGES TO THE CONTRACT
No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations. A change will be made by attaching an endorsement to the contract.

INCONTESTABILITY

We will not contest the contract.

MISSTATEMENT OF AGE OR SEX
If the age or sex of the annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex. Any underpayments made by Us will be paid to the payee. Any overpayments made by Us will be charged against benefits falling due after adjustment. All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

NONPARTICIPATING
The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

CLAIMS OF CREDITORS
To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

MINIMUM BENEFITS
The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

OWNERSHIP
The contract belongs to You. You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

    1)       Any assignee of record with Us;
    2)       Any irrevocable beneficiary; and
    3)       Any restricted ownership.

We must receive written notice informing Us of any change, designation or revocation. Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed. However, We are not liable for payments made by Us before We record the written notice. A change of owner may have adverse tax consequences.

ASSIGNMENT
An assignment may have adverse tax consequences.
You may assign the contract by giving Us written notice. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

ACCUMULATION UNIT VALUE
We determine accumulation unit values for each investment division of Our Separate Account at the end of each business day. The accumulation unit value for each investment division was initially set at $10.00. The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

      o First, We take the net asset value per share held in the investment division at the end of the current business day plus the per share amount of any dividends or capital gain distributions on shares held in the investment divisions on the current business day; minus the per share amount of any capital loss, realized or unrealized, on shares held in the investment divisions on the current business day.

      o Then, We divide this amount by the net asset value per share held in the investment division at the close of business on the preceding business day (after giving effect to any contract transactions on that day).

      o Then, We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge for the basic contract, without the optional riders, is currently 0.00384% which is an effective annual rate of 1.40%. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account. The daily charge, for a contract with both the optional Premium Bonus rider and the optional Guaranteed Minimum Withdrawal Benefit rider with the Aggressive asset allocation model, is currently 0.00890% which is an effective annual rate of 3.25%.

      o Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes.

Generally, this means that We would adjust unit values to reflect what happens to the funds, and also for any charges.

ANNUITY PAYMENTS
The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment divisions.

The amount of each variable annuity payment will be affected by the investment performance of the investment divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each investment division by applying the value in the investment division, as of a date not more than 10 business days prior to the maturity date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the annuitant. The number of annuity units for each investment division is then calculated by dividing the first variable annuity payment for that investment division by the investment division's annuity unit value as of the same date.

The dollar amount of each subsequent payment from an investment division is equal to the number of annuity units for that investment division times the annuity unit value for that investment division as of a uniformly applied date not more than 10 business days before the annuity payment is due.

The payment made to the annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each investment division.

The annuity unit value for each investment division was initially set at $10. The Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

      (1)   = the Annuity Unit Value for the preceding business day:

      (2) = the net investment factor (as described above) for that division on that business day.

      (3) = the investment result adjustment factor (0.99986634% per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the maturity date will only be allowed twice per contract year and will be made using the annuity unit value for the investment divisions on the date the request for transfer is received. On the transfer date, the number of annuity units transferred from the investment division is multiplied by the annuity unit value for that investment division to determine the value being transferred. This value is then transferred into the indicated investment division(s) by converting this value into annuity units of the proper investment division(s). The annuity units are determined by dividing the value being transferred into an investment division by the annuity unit value of the investment division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

                     CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET INVESTMENT DIVISION YIELD CALCULATION

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Fidelity VIP Money Market investment division's and Rydex VT U.S. Government Money Market Fund investment division's (called "the money market investment divisions" for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment divisions or on their respective portfolio securities. This current annualized yield is computed for each money market investment division by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the money market investment division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment divisions of the Separate Account will be lower than the yield for the respective money market investment divisions or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the money market investment divisions for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market investment divisions normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment divisions' actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment divisions or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment divisions or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract.

OTHER INVESTMENT DIVISION YIELD CALCULATIONS


Midland National may from time to time disclose the current annualized yield of one or more of the investment divisions (except the money market investment divisions) for 30-day periods. The annualized yield of an investment division refers to income generated by the investment division over a specified 30-day period. Because the yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

          YIELD = 2 [ (a - b + 1)6 - 1 ]
                       -----

                         cd

             Where:     a =  net investment income earned during the period by the portfolio (or substitute funding vehicle) attributable to shares owned by the investment division.
                        b =  expenses accrued for the period (net of reimbursements).
                        c =  the average daily number of units outstanding during the period.
                        d =  the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts. The yield calculations do not reflect the effect of any surrender charges that may be applicable to a particular contract. Surrender charges range from 9% to 0% of the amount of premium withdrawn depending on the elapsed time since the premium was paid.

Because of the charges and deductions imposed by the Separate Account the yield of the investment division will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment division's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

STANDARD TOTAL RETURN CALCULATIONS

Midland National may from time to time also disclose average annual total returns for one or more of the investment divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

             P (1 + T)n = ERV

             Where:        P =     a hypothetical initial payment of $1,000
                           T =     average annual total return
                           n =     number of years

                         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the annual $30 annual maintenance fee. This additional amount is based on the average accumulation value of $19,660 is calculated as 0.15% annually. The standard average annual total return calculations assume the contract is surrendered and therefore will reflect the effect of surrender charges that may be applicable to a particular period.


Midland National may disclose average annual total returns in various ways, depicting whether the contract is surrendered or maintained in force and whether the optional premium bonus rider is selected. Accordingly, Midland may disclose the following types of average annual total return:

      1. The contract is surrendered, the optional premium bonus rider has been selected and the guaranteed minimum withdrawal benefit has not been selected;

      2. The contract is surrendered, and no optional riders have been selected;

      3. The contract is not surrendered, and no optional riders have been selected.

      4. The contract is surrendered and both optional riders have been selected using the Aggressive asset allocation model.


Midland National may from time to time also disclose average annual total returns in a format, which assumes that the contract is kept in force through the time period shown. Such non-standard returns will be identical to the standard format, which assumes the contract is surrendered except that the contingent deferred sales charge percentage will be assumed to be 0%. The non-standard returns, which assume the contract is kept in-force, will only be shown in conjunction with standard returns, which assume the contract is surrendered.


CUMULATIVE TOTAL RETURNS

Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.


             CTR = [ERV/P] - 1

             Where:       CTR =   the cumulative total return net of investment
                                  division recurring charges for the period.

                          ERV = ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

                          P      = an assumed initial payment of $1,000


The returns which assume the contract is kept in-force will only be shown in conjunction with returns which assume the contract is surrendered.


Midland may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

ADJUSTED HISTORICAL PERFORMANCE DATA

Midland National may also disclose adjusted historical performance data for an investment division for periods before the investment division commenced operations, based on the assumption that the investment division was in existence before it actually was, and that the investment division had been invested in a particular portfolio that was in existence prior to the investment division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment division will invest in.


Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a "contract charges" factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the annual $30 annual maintenance fee. This additional amount is based on the average accumulation value of $19,660 so it is calculated as $30/$19,660, or 0.15% annually. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment division. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value ("ERV") of a hypothetical $1,000 initial payment in the investment division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.


This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).


                               FEDERAL TAX MATTERS


TAX-FREE EXCHANGES (SECTION 1035)

Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the contract, the Company does not differentiate between Section 1035 premiums and non-Section 1035 premiums.

We also accept "rollovers" from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other Qualified contract which is eligible to "rollover" into an IRA (except 403(b) contracts). The Company differentiates between Non-Qualified contracts and IRAs to the extent necessary to comply with federal tax laws.


REQUIRED DISTRIBUTIONS


In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any Non-Qualified contract to provide that
(a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner's death, or (2) as Annuity payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The owner's "designated beneficiary" is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.


The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified contracts.


NON-NATURAL PERSON OWNERS

If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.


There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

DIVERSIFICATION REQUIREMENTS

The Code requires that the investments of each investment division of the Separate Account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

OWNER CONTROL

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of a specific dollar amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract.


Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.


                          DISTRIBUTION OF THE CONTRACT

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


Sammons Securities Company, LLC ("Sammons Securities Company) serves as principal underwriter for the contracts. Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103. Sammons Securities Company is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas which in turn is the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company is a member of the Securities Investor Protection Corporation. Sammons Securities Company also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Registered representatives are appointed as Our insurance agents.


Sammons Securities Company received sales compensation with respect to the contracts in the following amounts during the periods indicated.


Our distribution agreement with Sammons Securities Company allows for 100% pass-through of commissions to their registered representatives licensed with Midland National and payment of an underwriting fee to Sammons Securities Company of 0.90% of total premiums received on all Midland National variable annuities under Separate Account C. Total commissions and underwriting fees are as follows:


------------------------- ------------------------------------------------ -------------------------------------------------
      Fiscal Year             Aggregate Amount of Commissions Paid to          Aggregate Amount of Commissions Retained
                                    Sammons Securities Company*                    by Sammons Securities Company**
------------------------- ------------------------------------------------ -------------------------------------------------
2005                      $1,627,891                                       $515,685
------------------------- ------------------------------------------------ -------------------------------------------------
2006                      $676,350                                         $388,182
------------------------- ------------------------------------------------ -------------------------------------------------

2007                      $141,008                                         $437,630

------------------------- ------------------------------------------------ -------------------------------------------------

* Represents total commissions paid on Advantage II and Advantage III variable annuity contracts.

** Represents an underwriting fee paid to Sammons Securities Company for all of Midland National's variable annuity contracts under Separate Account C. In exchange for the underwriting fee, Sammons Securities Company provides various administrative services. Examples of the services provided include registered representative training sessions, tracking and notification of firm element training, attendance at Annual Compliance Meetings, and continuing education required by FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.


Under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

      o     sales representative training allowances,

      o     deferred compensation and insurance benefits,

      o     advertising expenses, and

      o     all other expenses of distributing the contracts.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for:

      o "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives;

      o     sales promotions relating to the contracts;

      o costs associated with sales conferences and educational seminars for their sales representatives; and

      o     other sales expenses incurred by them.


We also paid flat dollar amounts to certain firms. Our sales and marketing personnel were permitted to attend selling firm's annual, sales, and other conferences and/or were given booth time, speaking time, or access to lists of the selling firm's registered representatives. During 2007, We made such payments of between $5,000 and $12,000 to eight selling firms; lesser amounts were paid to other selling firms.


We and/or Sammons Securities Company may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all premiums and redemptions of fund shares held by each of the investment divisions.

                                STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.

                               RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.


                                  LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland Asbill & Brennan LLP, Washington, D.C.


                                FINANCIAL MATTERS


The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company as of and for the years ended December 31, 2007, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:



                                One North Wacker
                               Chicago, IL 60606


                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.


                                                     CONDENSED FINANCIALS

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation.  An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount.  The tables showing the highest and lowest levels of Separate Account annual expenses available under the contract are located in the prospectus.  The information for all other accumulation unit values are shown below.



Table 1 - 1.50% Asset Charge


Base Contract with GMWB Conservative Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund (9/20/99 -                                     12.31                9.43                    0.00
12/31/05)

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund (5/21/97 -                                                         11.70
12/31/05)                                                                       10.62                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund (5/20/97 -                                                                 12.16
12/31/05)                                                                       11.46                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund (12/30/94 -                                                                 14.79
12/31/05)                                                                       12.45                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/05)                             10.83               12.79                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 -                                                 16.61
12/31/05)                                                                       12.63                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -                                                   14.43
12/31/05)                                                                       11.13                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio (2/1/02 -                                      14.59
12/31/05)                                                                       12.64                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund  (2/1/02 -                                                        11.33
12/31/05)                                                                       10.96                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (2/1/02 -                                             18.19
12/31/05)                                                                       12.66                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (2/1/02 -                                                  11.46
12/31/05)                                                                       11.68                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)               10.04               10.83                    0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (2/1/02 -                                                    15.34
12/31/05)                                                                       13.20                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value (1/3/05 - 12/31/05)                     12.09               11.75                    0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                      12.10               11.63                    0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                             9.77               11.63                    0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (2/1/02 -                                                            11.11
12/31/05)                                                                       11.91                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 -                                                        11.85
12/31/05)                                                                       10.94                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -                                                11.30
12/31/05)                                                                       10.42                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 -                                                     12.22
12/31/05)                                                                       10.77                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -                                              12.59
12/31/05)                                                                       10.78                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 -                                                           12.29
12/31/05)                                                                       11.48                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 -                                                         13.65
12/31/05)                                                                       11.82                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -                                                      12.13
12/31/05)                                                                       12.16                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 -                                                    13.01
12/31/05)                                                                       11.81                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (2/1/02 -                                               13.42
12/31/05)                                                                       11.09                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 -                                                             13.56
12/31/05)                                                                       10.87                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 -                                                        11.08
12/31/05)                                                                       10.97                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 -                                                          12.04
12/31/05)                                                                       11.62                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -                                              10.49
12/31/05)                                                                       10.23                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                               11.94               13.57                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 -                                                       10.79
12/31/05)                                                                       10.41                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 -                                                           14.84
12/31/05)                                                                       12.87                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)                    11.85               12.31                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)                    12.22               12.21                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                        11.75               11.94                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -                                         9.19
12/31/05)                                                                       11.17                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio (3/21/03 - 12/31/05)                    11.28               12.09                    0.00

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -                                                 10.24
12/31/05)                                                                       10.26                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio                                                  10.58
(5/1/02 - 12/31/05)                                                             11.39                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -                                 12.14
12/31/05)                                                                       11.92                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -                                     14.75
12/31/05)                                                                       14.30                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -                                     11.18
12/31/05)                                                                       11.29                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 -                                                            13.38
12/31/05)                                                                       11.23                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 -                                                            12.45
12/31/05)                                                                       11.49                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/05)                                11.40               11.48                    0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 -                                                                   12.28
12/31/05)                                                                       11.04                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                     10.55               10.45                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -                                             14.43
12/31/05)                                                                       11.99                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                      11.35               11.55                    0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                              10.77               10.98                    0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                            10.24               10.83                    0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                              9.96               10.86                    0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                            10.19               10.91                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                     11.32               11.86                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                       12.56               12.45                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)               9.38               10.15                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)                  10.75               10.11                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                                    9.40                8.22                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                                8.98                8.92                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/05)                                          12.01               11.96                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/05)                                           10.75               12.48                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation (5/1/02 - 12/31/05)                                    11.80               14.26                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                        10.27               10.51                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                               10.31               11.14                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                     15.70               21.29                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                         14.40               20.62                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                        14.47               14.38                    0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 2 - 1.60% Asset Charge


Base Contract with GMWB Moderate-Conservative Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund (9/20/99 -                                     12.30                9.41                    0.00
12/31/05)

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund (5/21/97 -                                                         11.67
12/31/05)                                                                       10.60                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund (5/20/97 -                                                                 12.13
12/31/05)                                                                       11.44                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund (12/30/94 -                                                                 14.76
12/31/05)                                                                       12.43                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/05)                             10.81               12.76                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 -                                                 16.58
12/31/05)                                                                       12.61                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -                                                   14.39
12/31/05)                                                                       11.12                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio (2/1/02 -                                      14.56
12/31/05)                                                                       12.62                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund  (2/1/02 -                                                        11.30
12/31/05)                                                                       10.95                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (2/1/02 -                                             18.15
12/31/05)                                                                       12.65                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (2/1/02 -                                                  11.43
12/31/05)                                                                       11.66                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)               10.03               10.81                    0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (2/1/02 -                                                    15.30
12/31/05)                                                                       13.19                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value (1/3/05 - 12/31/05)                     12.07               11.72                    0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                      12.08               11.60                    0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                             9.76               11.60                    0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (2/1/02 -                                                            11.09
12/31/05)                                                                       11.90                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 -                                                        11.82
12/31/05)                                                                       10.92                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -                                                11.28
12/31/05)                                                                       10.40                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 -                                                     12.20
12/31/05)                                                                       10.76                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -                                              12.56
12/31/05)                                                                       10.76                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 -                                                           12.26
12/31/05)                                                                       11.46                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 -                                                         13.62
12/31/05)                                                                       11.80                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -                                                      12.10
12/31/05)                                                                       12.14                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 -                                                    12.98
12/31/05)                                                                       11.79                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (2/1/02 -                                               13.39
12/31/05)                                                                       11.07                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 -                                                             13.53
12/31/05)                                                                       10.85                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 -                                                        11.06
12/31/05)                                                                       10.96                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 -                                                          12.01
12/31/05)                                                                       11.61                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -                                              10.46
12/31/05)                                                                       10.21                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                               11.92               13.53                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 -                                                       10.76
12/31/05)                                                                       10.40                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 -                                                           14.80
12/31/05)                                                                       12.85                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)                    11.83               12.28                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)                    12.20               12.19                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                        11.73               11.91                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -                                         9.17
12/31/05)                                                                       11.16                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio (3/21/03 - 12/31/05)                    11.27               12.06                    0.00

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -                                                 10.21
12/31/05)                                                                       10.24                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio                                                  10.56
(5/1/02 - 12/31/05)                                                             11.38                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -                                 12.11
12/31/05)                                                                       11.90                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -                                     14.71
12/31/05)                                                                       14.28                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -                                     11.16
12/31/05)                                                                       11.27                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 -                                                            13.34
12/31/05)                                                                       11.22                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 -                                                            12.42
12/31/05)                                                                       11.47                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/05)                                11.38               11.45                    0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 -                                                                   12.25
12/31/05)                                                                       11.03                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                     10.54               10.42                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -                                             14.39
12/31/05)                                                                       11.97                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                      11.33               11.52                    0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                              10.75               10.95                    0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                            10.23               10.81                    0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                              9.95               10.83                    0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                            10.17               10.88                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                     11.31               11.83                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                       12.55               12.42                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)               9.37               10.12                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)                  10.73               10.09                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                                    9.39                8.20                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                                8.96                8.89                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/05)                                          11.99               11.93                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/05)                                           10.73               12.45                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation (5/1/02 - 12/31/05)                                    11.78               14.23                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                        10.26               10.48                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                               10.29               11.11                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                     15.68               21.24                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                         14.38               20.57                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                        14.45               14.35                    0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 3 - 1.80% Asset Charge


Base Contract with GMWB Moderate Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund (9/20/99 -                                     13.75               10.50                    0.00
12/31/05)

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund (5/21/97 -                                                         12.49
12/31/05)                                                                       11.37                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund (5/20/97 -                                                                 10.98
12/31/05)                                                                       10.38                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund (12/30/94 -                                                                 19.91
12/31/05)                                                                       16.80                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/05)                             10.79               12.71                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 -                                                 16.51
12/31/05)                                                                       12.59                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -                                                   17.56
12/31/05)                                                                       13.59                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio (2/1/02 -                                      18.64
12/31/05)                                                                       16.19                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund  (2/1/02 -                                                        13.03
12/31/05)                                                                       12.64                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (2/1/02 -                                             19.55
12/31/05)                                                                       13.65                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (2/1/02 -                                                  12.91
12/31/05)                                                                       13.20                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)                9.97               10.72                    0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (2/1/02 -                                                    18.14
12/31/05)                                                                       15.67                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value (1/3/05 - 12/31/05)                     12.20               11.82                    0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                      12.68               12.15                    0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                             9.49               11.26                    0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (2/1/02 -                                                            13.86
12/31/05)                                                                       14.90                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 -                                                        12.92
12/31/05)                                                                       11.96                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -                                                12.10
12/31/05)                                                                       11.18                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 -                                                     12.99
12/31/05)                                                                       11.48                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -                                              13.00
12/31/05)                                                                       11.16                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 -                                                           13.04
12/31/05)                                                                       12.22                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 -                                                         18.42
12/31/05)                                                                       15.99                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -                                                      14.06
12/31/05)                                                                       14.14                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 -                                                    13.43
12/31/05)                                                                       12.22                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (2/1/02 -                                               14.07
12/31/05)                                                                       11.65                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 -                                                             12.49
12/31/05)                                                                       10.04                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 -                                                        14.97
12/31/05)                                                                       14.87                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 -                                                          12.79
12/31/05)                                                                       12.38                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -                                              11.82
12/31/05)                                                                       11.57                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                               19.01               21.53                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 -                                                       10.59
12/31/05)                                                                       10.25                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 -                                                           20.07
12/31/05)                                                                       17.46                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)                    12.78               13.23                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)                    12.42               12.37                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                        12.84               13.00                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -                                         9.58
12/31/05)                                                                       11.69                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio (3/21/03 - 12/31/05)                    15.39               16.44                    0.00

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -                                                 11.30
12/31/05)                                                                       11.35                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio                                                  13.44
(5/1/02 - 12/31/05)                                                             14.51                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -                                 13.74
12/31/05)                                                                       13.53                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -                                     22.72
12/31/05)                                                                       22.09                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -                                     15.81
12/31/05)                                                                       16.01                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 -                                                            13.15
12/31/05)                                                                       11.08                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 -                                                            13.06
12/31/05)                                                                       12.09                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/05)                                10.81               10.86                    0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 -                                                                   13.53
12/31/05)                                                                       12.20                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                     10.56               10.43                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -                                             15.28
12/31/05)                                                                       12.73                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                      12.15               12.33                    0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                              12.78               12.99                    0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                            10.07               10.62                    0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                             11.09               12.05                    0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                            10.65               11.37                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                     10.38               10.84                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                       12.19               12.04                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)              10.05               10.83                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)                   8.82                8.27                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                                    5.67                4.94                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500 Fund                                                    6.73                6.66                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/05)                                           12.75              12.66                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/05)                                           11.98               13.86                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation (5/1/02 - 12/31/05)                                    13.78               16.61                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                         9.79                9.99                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                               13.07               14.09                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                     27.85               37.64                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                         29.52               42.13                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                        27.67               27.42                    0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 4 - 2.05% Asset Charge


Base Contract plus Premium Bonus Rider

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund (9/20/99 -                                     13.58               10.35             5,284.76
12/31/05)

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund (5/21/97 -                                                         12.31
12/31/05)                                                                       11.23                                 1,994.32

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund (5/20/97 -                                                                 10.82
12/31/05)                                                                       10.26                                 2,069.38

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund (12/30/94 -                                                                 19.63
12/31/05)                                                                       16.61                                 4,089.98

------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/05)                             10.66               12.52            74,387.34

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 -                                                 16.27
12/31/05)                                                                       12.44                                10,512.11

------------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -                                                   17.30
12/31/05)                                                                       13.42                                43,224.95

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio (2/1/02 -                                      18.37
12/31/05)                                                                       15.99                                 4,092.83

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund  (2/1/02 -                                                        12.84
12/31/05)                                                                       12.49                                22,158.07

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (2/1/02 -                                             19.26
12/31/05)                                                                       13.48                                 7,655.22

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (2/1/02 -                                                  12.72
12/31/05)                                                                       13.04                                 6,611.69

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)                 9.92              10.64             8,098.24

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (2/1/02 -                                                    17.88
12/31/05)                                                                       15.47                              101,551.24

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value (1/3/05 - 12/31/05)                     12.14               11.73             2,368.93

------------------------------------------------------------------------------------------------------------------------------------

                                                                                12.61
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                                          12.06            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                 9.44
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                                                11.17            0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (2/1/02 -                                                            13.65
12/31/05)                                                                       14.72                              101,762.99

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 -                                                        12.73
12/31/05)                                                                       11.82                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -                                                11.93
12/31/05)                                                                       11.05                                 1,478.73

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 -                                                     12.80
12/31/05)                                                                       11.34                                 1,196.55

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -                                              12.81
12/31/05)                                                                       11.02                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 -                                                           12.85
12/31/05)                                                                       12.07                                 7,408.82

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 -                                                         18.15
12/31/05)                                                                       15.80                                40,425.36

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -                                                      13.86
12/31/05)                                                                       13.97                                16,203.74

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 -                                                    13.23
12/31/05)                                                                       12.08                                 9,539.70

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (2/1/02 -                                               13.86
12/31/05)                                                                       11.51                                    148.33

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 -                                                             12.31
12/31/05)                                                                         9.92                               24,591.94

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 -                                                        14.75
12/31/05)                                                                       14.69                                21,760.73

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 -                                                          12.60
12/31/05)                                                                       12.23                              147,785.53

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -                                              11.65
12/31/05)                                                                       11.43                                10,693.11

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                               18.77               21.21            11,674.05

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 -                                                       10.44
12/31/05)                                                                       10.13                                71,566.98

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 -                                                           19.78
12/31/05)                                                                       17.25                                30,374.27

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)                    12.70               13.11                559.86

------------------------------------------------------------------------------------------------------------------------------------

                                                                                12.35
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)                                        12.28            0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                        12.77               12.91             1,056.89

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -                                          9.51
12/31/05)                                                                       11.63                                23,418.72

------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio (3/21/03 - 12/31/05)                    15.25               16.25              30.22

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -                                                 11.14
12/31/05)                                                                       11.22                                41,014.99

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio                                                  13.25
(5/1/02 - 12/31/05)                                                             14.34                                  16,763.26

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -                                 13.54
12/31/05)                                                                       13.36                                16,568.95

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -                                     22.39
12/31/05)                                                                       21.82                                 3,111.90

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -                                     15.58
12/31/05)                                                                       15.81                                61,703.84

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 -                                                            12.96
12/31/05)                                                                       10.95                                 2,070.02

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 -                                                            12.87
12/31/05)                                                                       11.94                                     37.61

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/05)                                10.68               10.70            12,132.43

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 -                                                                   13.33
12/31/05)                                                                       12.05                                     37.96

------------------------------------------------------------------------------------------------------------------------------------

                                                                                10.51
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                                         10.35            0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -                                             15.16
12/31/05)                                                                       12.67                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                      12.09               12.24             3,985.03

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                              12.66               12.84            24,842.24

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  9.98
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                                                10.50            0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                             10.99               11.91             2,385.17

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                            10.55               11.24          198,265.24

------------------------------------------------------------------------------------------------------------------------------------

                                                                                10.33
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                                         10.76            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                12.13
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                                           11.95            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                10.00
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)                                  10.75            0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)                    8.76                8.20                35.49

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  5.60
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                                                         4.87           0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  6.65
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                                                     6.57           0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/05)                                          12.60               12.48                 38.06

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/05)                                           11.84               13.67                 35.07

------------------------------------------------------------------------------------------------------------------------------------

                                                                                13.69
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                                                        16.46            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  9.68
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                                              9.85           0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                12.94
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                                                   13.91            0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                     27.53               37.11             2,465.96

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                         29.16               41.51             3,912.64

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                        27.39               27.07             8,709.00

------------------------------------------------------------------------------------------------------------------------------------


Table 5 - 2.15 % Asset Charge


Base Contract with GMWB Conservative Asset Allocation Model and Premium Bonus Rider
Base Contract with GMWB Moderate-Aggressive Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund (9/20/99 -                                     13.52               10.29                    0.00
12/31/05)

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund (5/21/97 -                                                         12.23
12/31/05)                                                                       11.17                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund (5/20/97 -                                                                 10.76
12/31/05)                                                                       10.21                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund (12/30/94 -                                                                 19.52
12/31/05)                                                                       16.53                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/05)                             10.60               12.45                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 -                                                 16.17
12/31/05)                                                                       12.38                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -                                                   17.20
12/31/05)                                                                       13.36                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio (2/1/02 -                                      18.26
12/31/05)                                                                       15.91                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund  (2/1/02 -                                                        12.76
12/31/05)                                                                       12.43                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (2/1/02 -                                             19.15
12/31/05)                                                                       13.42                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (2/1/02 -                                                  12.65
12/31/05)                                                                       12.98                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)                9.90               10.61                    0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (2/1/02 -                                                    17.77
12/31/05)                                                                       15.40                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value (1/3/05 - 12/31/05)                     12.12               11.70                    0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                      12.59               12.02                    0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                             9.42               11.14                    0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (2/1/02 -                                                            13.57
12/31/05)                                                                       14.65                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 -                                                        12.66
12/31/05)                                                                       11.76                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -                                                11.86
12/31/05)                                                                       11.00                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 -                                                     12.72
12/31/05)                                                                       11.29                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -                                              12.73
12/31/05)                                                                       10.97                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 -                                                           12.78
12/31/05)                                                                       12.01                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 -                                                         18.04
12/31/05)                                                                       15.72                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -                                                      13.77
12/31/05)                                                                       13.90                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 -                                                    13.15
12/31/05)                                                                       12.02                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (2/1/02 -                                               13.78
12/31/05)                                                                       11.46                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 -                                                             12.23
12/31/05)                                                                        9.87                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 -                                                        14.67
12/31/05)                                                                       14.62                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 -                                                          12.53
12/31/05)                                                                       12.17                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -                                              11.58
12/31/05)                                                                       11.37                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                               18.68               21.09                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 -                                                       10.37
12/31/05)                                                                       10.08                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 -                                                           19.66
12/31/05)                                                                       17.16                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)                    12.66               13.07                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)                    12.33               12.24                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                        12.75               12.87                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -                                          9.48
12/31/05)                                                                       11.60                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio (3/21/03 - 12/31/05)                    15.19               16.17                    0.00

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -                                                 11.08
12/31/05)                                                                       11.17                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio                                                  13.17
(5/1/02 - 12/31/05)                                                            14..27                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -                                 13.46
12/31/05)                                                                       13.30                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -                                     22.25
12/31/05)                                                                       21.71                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -                                     15.49
12/31/05)                                                                       15.74                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 -                                                            12.88
12/31/05)                                                                       10.89                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 -                                                            12.80
12/31/05)                                                                       11.88                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/05)                                10.63               10.64                    0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 -                                                                   13.26
12/31/05)                                                                       11.99                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                     10.49               10.32                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -                                             15.12
12/31/05)                                                                       12.64                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                      12.07               12.20                    0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                              12.61               12.78                    0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                             9.95               10.45                    0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                             10.95               11.85                    0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                            10.52               11.19                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                     10.31               10.73                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                       12.11               11.92                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)               9.98               10.72                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)                   8.74                 8.17                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                                    5.57                 4.84                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                                6.62                 6.53                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/05)                                          12.54               12.41                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/05)                                           11.79               13.59                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation (5/1/02 - 12/31/05)                                    13.65               16.40                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                         9.63                 9.79                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                               12.89               13.83                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                     27.40               36.90                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                         29.01               41.27                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                        27.27               26.93                    0.00

------------------------------------------------------------------------------------------------------------------------------------


Table 6 - 2.25% Asset Charge


Base Contract with GMWB Moderate-Conservative Asset Allocation Model and Premium Bonus Rider

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund (9/20/99 -                                     13.45               10.23                    0.00
12/31/05)

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund (5/21/97 -                                                         12.16
12/31/05)                                                                       11.12                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund (5/20/97 -                                                                 10.70
12/31/05)                                                                       10.16                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund (12/30/94 -                                                                 19.41
12/31/05)                                                                       16.45                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/05)                             10.55               12.37                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 -                                                 16.08
12/31/05)                                                                       12.32                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -                                                   17.09
12/31/05)                                                                       13.29                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio (2/1/02 -                                      18.15
12/31/05)                                                                       15.84                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund  (2/1/02 -                                                        12.69
12/31/05)                                                                       12.37                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (2/1/02 -                                             19.03
12/31/05)                                                                       13.35                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (2/1/02 -                                                  12.57
12/31/05)                                                                       12.91                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)                9.88               10.58                    0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (2/1/02 -                                                    17.66
12/31/05)                                                                       15.32                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value (1/3/05 - 12/31/05)                     12.09               11.66                    0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                      12.56               11.99                    0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                             9.40               11.11                    0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (2/1/02 -                                                            13.49
12/31/05)                                                                       14.58                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 -                                                        12.59
12/31/05)                                                                       11.71                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -                                                11.79
12/31/05)                                                                       10.95                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 -                                                     12.65
12/31/05)                                                                       11.23                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -                                              12.65
12/31/05)                                                                       10.91                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 -                                                           12.70
12/31/05)                                                                       11.95                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 -                                                         17.94
12/31/05)                                                                       15.64                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -                                                      13.69
12/31/05)                                                                       13.83                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 -                                                    13.08
12/31/05)                                                                       11.96                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (2/1/02 -                                               13.70
12/31/05)                                                                       11.40                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 -                                                             12.16
12/31/05)                                                                        9.82                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 -                                                        14.58
12/31/05)                                                                       14.55                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 -                                                          12.46
12/31/05)                                                                       12.11                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -                                              11.51
12/31/05)                                                                       11.31                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                               18.59               20.96                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 -                                                       10.31
12/31/05)                                                                       10.03                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 -                                                           19.54
12/31/05)                                                                       17.08                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)                    12.63               13.02                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)                    12.31               12.21                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                        12.72               12.83                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -                                          9.46
12/31/05)                                                                       11.58                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio (3/21/03 - 12/31/05)                    15.13               16.09                    0.00

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -                                                 11.01
12/31/05)                                                                       11.12                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio                                                  13.10
(5/1/02 - 12/31/05)                                                             14.20                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -                                 13.38
12/31/05)                                                                       13.23                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -                                     22.12
12/31/05)                                                                       21.61                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -                                     15.40
12/31/05)                                                                       15.66                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 -                                                            12.81
12/31/05)                                                                       10.84                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 -                                                            12.72
12/31/05)                                                                       11.83                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/05)                                10.58               10.57                    0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 -                                                                   13.18
12/31/05)                                                                       11.94                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                     10.47               10.29                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -                                             15.07
12/31/05)                                                                       12.62                                        0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                      12.05               12.16                    0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                              12.57               12.72                    0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                             9.91               10.40                    0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                             10.91               11.80                    0.00

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                            10.48               11.14                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                     10.29               10.70                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                       12.08               11.88                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)               9.96               10.69                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)                   8.72                8.14                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse OTC Fund                                                        5.55                4.81                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                                6.59                6.49                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/05)                                          12.49               12.34                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/05)                                           11.73               13.52                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation (5/1/02 - 12/31/05)                                    13.61               16.34                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                         9.59                 9.74                   0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                               12.83               13.76                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                     27.27               36.69                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                         28.87               41.03                    0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                        27.16               26.79                    0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 7 - 2.45% Asset Charge


Base Contract with GMWB Moderate Asset Allocation Model and Premium Bonus Rider

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund (9/20/99 -                                     12.19                 9.25
12/31/05)                                                                                                            0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund (5/21/97 -                                                         12.68
12/31/05)                                                                       11.62                                0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund (5/20/97 -                                                                 11.57
12/31/05)                                                                       11.01                                0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund (12/30/94 -                                                                 16.54
12/31/05)                                                                       14.05                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                11.60
Alger American Growth Portfolio (2/1/02 - 12/31/05)                                                 13.58            0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 -                                                 17.45
12/31/05)                                                                       13.39                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -                                                   15.19
12/31/05)                                                                       11.83                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio (2/1/02 -                                      15.88
12/31/05)                                                                       13.88                                0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund  (2/1/02 -                                                        11.39
12/31/05)                                                                       11.13                                0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (2/1/02 -                                             20.13
12/31/05)                                                                       14.15                                0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (2/1/02 -                                                  11.63
12/31/05)                                                                       11.98                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  9.84
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)                                   10.52            0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (2/1/02 -                                                    15.99
12/31/05)                                                                       13.90                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                12.04
American Century VP Large Company Value (1/3/05 - 12/31/05)                                         11.59            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                12.51
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                                          11.91            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                 9.36
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                                                11.04            0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (2/1/02 -                                                            11.26
12/31/05)                                                                       12.19                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 -                                                        12.01
12/31/05)                                                                       11.19                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -                                                11.32
12/31/05)                                                                       10.53                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 -                                                     12.09
12/31/05)                                                                       10.75                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -                                              12.43
12/31/05)                                                                       10.74                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 -                                                           12.01
12/31/05)                                                                       11.32                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 -                                                         14.46
12/31/05)                                                                       12.64                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -                                                      12.19
12/31/05)                                                                       12.34                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 -                                                    12.78
12/31/05)                                                                       11.71                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (2/1/02 -                                               13.31
12/31/05)                                                                       11.10                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 -                                                             13.49
12/31/05)                                                                       10.92                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 -                                                        10.92
12/31/05)                                                                       10.92                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 -                                                          12.07
12/31/05)                                                                       11.77                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -                                              10.29
12/31/05)                                                                       10.14                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                12.91
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                                                   14.53            0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 -                                                       10.56
12/31/05)                                                                       10.28                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 -                                                           15.75
12/31/05)                                                                       13.79                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                11.93
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)                                        12.27            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                12.26
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)                                        12.14            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                12.67
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                                            12.75            0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -                                          9.40
12/31/05)                                                                       11.54                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                               11.99
Janus Aspen Growth and Income Portfolio (3/21/03 - 12/31/05)                                        12.73            0.00

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -                                                 10.12
12/31/05)                                                                      10.24                                 0.00

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio                                                  10.79
(5/1/02 - 12/31/05)                                                            11.72                                 0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -                                 11.94
12/31/05)                                                                       11.83                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -                                     16.54
12/31/05)                                                                       16.19                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -                                     11.77
12/31/05)                                                                       11.99                                0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 -                                                            13.69
12/31/05)                                                                       11.61                                0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 -                                                            12.70
12/31/05)                                                                       11.83                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                11.69
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                                                    11.66            0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 -                                                                   12.88
12/31/05)                                                                       11.69                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                10.43
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                                         10.23            0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -                                             14.98
12/31/05)                                                                       12.57                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                12.00
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                                          12.09            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                10.89
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                                                  11.00            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                10.00
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                                                10.47            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  9.89
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                                                 10.67            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                10.16
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                                                10.78            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                10.25
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                                         10.63            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                12.04
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                                           11.81            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  9.92
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)                                  10.62            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  9.61
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)                                        8.95           0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  9.24
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                                                         8.00           0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  8.51
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                                                     8.37           0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                12.24
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                                              12.08            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                10.44
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                                               12.01            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                12.39
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                                                        14.84            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                10.07
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                                            10.21            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  9.93
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                                                   10.63            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                18.47
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                                         24.79            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                17.50
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                                             24.82            0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                        15.90               15.65
                                                                                                                     0.00

------------------------------------------------------------------------------------------------------------------------------------




Table 8 - 2.60% Asset Charge


Base Contract with GMWB Aggressive Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund (9/20/99 -                                     12.13                 9.19
12/31/05)                                                                                                            0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund (5/21/97 -                                                         11.40
12/31/05)                                                                       10.46                                0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund (5/20/97 -                                                                 11.84
12/31/05)                                                                       11.29                                0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund (12/30/94 -                                                                 14.42
12/31/05)                                                                       12.27                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                10.67
Alger American Growth Portfolio (2/1/02 - 12/31/05)                                                 12.47            0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 -                                                 16.19
12/31/05)                                                                       12.44                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -                                                   14.06
12/31/05)                                                                       10.97                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio (2/1/02 -                                      14.22
12/31/05)                                                                       12.45                                0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund  (2/1/02 -                                    10.80               11.04
12/31/05)                                                                                                            0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (2/1/02 -                         12.48               17.72
12/31/05)                                                                                                            0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (2/1/02 -                                                  11.16
12/31/05)                                                                       11.51                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  9.89
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)                                   10.55            0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (2/1/02 -                                                    14.94
12/31/05)                                                                       13.01                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                11.91
American Century VP Large Company Value (1/3/05 - 12/31/05)                                         11.45            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                11.92
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                                          11.33            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                 9.63
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                                                11.33            0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (2/1/02 -                                                            10.83
12/31/05)                                                                       11.74                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 -                                                        11.55
12/31/05)                                                                       10.78                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -                                                11.01
12/31/05)                                                                       10.26                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 -                                                     11.91
12/31/05)                                                                       10.62                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -                                              12.27
12/31/05)                                                                       10.62                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 -                                                           11.97
12/31/05)                                                                       11.31                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 -                                                         13.30
12/31/05)                                                                       11.64                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -                                                      11.82
12/31/05)                                                                       11.98                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 -                                                    12.68
12/31/05)                                                                       11.63                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (2/1/02 -                                               13.08
12/31/05)                                                                       10.92                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 -                                                             13.21
12/31/05)                                                                       10.71                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 -                                                        10.80
12/31/05)                                                                       10.81                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 -                                                          11.73
12/31/05)                                                                       11.45                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -                                              10.22
12/31/05)                                                                       10.08                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                11.76
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                                                   13.22            0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 -                                                       10.51
12/31/05)                                                                       10.26                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 -                                                           14.46
12/31/05)                                                                       12.68                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                11.67
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)                                        11.99            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                12.04
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)                                        11.90            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                11.58
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                                            11.63            0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                       11.01                8.96            0.00

------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio (3/21/03 - 12/31/05)                    11.12               11.78            0.00

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                      10.10                 9.97            0.00

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                            11.22                10.31            0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                      11.74                11.83            0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -                                    14.37
12/31/05)                                                                       14.09                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -                                    10.90
12/31/05)                                                                       11.12                                0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 -                                                            13.03
12/31/05)                                                                       11.07                                0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 -                                                            12.13
12/31/05)                                                                       11.32                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                11.23
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                                                    11.19            0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 -                                                                   11.97
12/31/05)                                                                       10.88                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                10.40
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                                         10.18            0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -                                             14.06
12/31/05)                                                                       11.81                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                11.18
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                                          11.25            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                10.61
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                                                  10.69            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                10.09
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                                                10.55            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  9.81
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                                                 10.58            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                10.04
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                                                10.63            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                11.15
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                                         11.55            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                12.38
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                                           12.13            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  9.25
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)                                    9.89           0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                10.59
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)                                        9.85           0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  9.26
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                                                         8.01           0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  8.84
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                                                     8.69           0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                11.83
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                                              11.65            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                10.59
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                                               12.16            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                11.62
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                                                        13.90            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                10.12
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                                            10.24            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                10.15
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                                                   10.85            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                15.47
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                                         20.74            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                14.19
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                                             20.09            0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                        14.26               14.01
                                                                                                                     0.00

------------------------------------------------------------------------------------------------------------------------------------



Table 9 - 2.80% Asset Charge


Base Contract with GMWB Moderate-Aggressive Asset Allocation Model and Premium Bonus Rider

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)

------------------------------------------------------------------------------------------------------------------------------------

2007

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund (9/20/99 -                                     12.10                 9.15
12/31/05)                                                                                                            0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund (5/21/97 -                                                         12.54
12/31/05)                                                                       11.53                                0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund (5/20/97 -                                                                 11.44
12/31/05)                                                                       10.93                                0.00

------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund (12/30/94 -                                                                 16.36
12/31/05)                                                                       13.95                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                11.52
Alger American Growth Portfolio (2/1/02 - 12/31/05)                                                 13.43            0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 -                                                 17.26
12/31/05)                                                                       13.29                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -                                                   15.03
12/31/05)                                                                       11.75                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio (2/1/02 -                                      15.71
12/31/05)                                                                       13.78                                0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund  (2/1/02 -                                                        11.27
12/31/05)                                                                       11.05                                0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (2/1/02 -                                             19.91
12/31/05)                                                                       14.05                                0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (2/1/02 -                                                  11.51
12/31/05)                                                                       11.89                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  9.78
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)                                   10.41            0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (2/1/02 -                                                    15.82
12/31/05)                                                                       13.80                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                11.96
American Century VP Large Company Value (1/3/05 - 12/31/05)                                         11.47            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                12.43
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                                          11.79            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                 9.30
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                                                10.92            0.00

------------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (2/1/02 -                                                            11.14
12/31/05)                                                                       12.10                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 -                                                        11.88
12/31/05)                                                                       11.11                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -                                                11.19
12/31/05)                                                                       10.45                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 -                                                     11.95
12/31/05)                                                                       10.68                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -                                              12.29
12/31/05)                                                                       10.66                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 -                                                           11.88
12/31/05)                                                                       11.24                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 -                                                         14.31
12/31/05)                                                                       12.55                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -                                                      12.06
12/31/05)                                                                       12.25                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 -                                                    12.64
12/31/05)                                                                       11.63                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (2/1/02 -                                               13.16
12/31/05)                                                                       11.02                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 -                                                             13.35
12/31/05)                                                                       10.84                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 -                                                        10.81
12/31/05)                                                                       10.84                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 -                                                          11.94
12/31/05)                                                                       11.68                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -                                              10.18
12/31/05)                                                                       10.06                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                12.82
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                                                   14.37            0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 -                                                       10.44
12/31/05)                                                                       10.21                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 -                                                           15.58
12/31/05)                                                                       13.69                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                11.84
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)                                        12.14            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                12.17
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)                                        12.01            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                12.58
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                                            12.62            0.00

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -                                          9.30
12/31/05)                                                                       11.46                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                11.91
Janus Aspen Growth and Income Portfolio (3/21/03 - 12/31/05)                                        12.59            0.00

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -                                                 10.01
12/31/05)                                                                       10.16                                0.00

------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio                                                  10.67
(5/1/02 - 12/31/05)                                                             11.63                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -                                 11.81
12/31/05)                                                                       11.74                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -                                     16.37
12/31/05)                                                                       16.07                                0.00

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -                                     11.64
12/31/05)                                                                       11.90                                0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 -                                                            13.55
12/31/05)                                                                       11.53                                0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 -                                                            12.56
12/31/05)                                                                       11.74                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                11.61
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                                                    11.54            0.00

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 -                                                                   12.74
12/31/05)                                                                       11.61                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                10.36
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                                         10.12            0.00

------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -                                             14.83
12/31/05)                                                                       12.48                                0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                11.91
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                                          11.97            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                10.81
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                                                  10.88            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  9.93
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                                                10.36            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  9.82
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                                                 10.56            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                10.09
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                                                10.67            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                10.18
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                                         10.52            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                11.95
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                                           11.69            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  9.85
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)                                  10.51            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  9.54
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)                                        8.85           0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  9.18
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                                                         7.91           0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  8.44
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                                                     8.28           0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                12.15
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                                              11.95            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                10.37
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                                               11.88            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                12.30
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                                                        14.68            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                10.00
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                                            10.10            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  9.86
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                                                   10.51            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                18.33
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                                         24.53            0.00

------------------------------------------------------------------------------------------------------------------------------------

                                                                                17.37
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                                             24.55            0.00

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                        15.79               15.49
                                                                                                                     0.00

------------------------------------------------------------------------------------------------------------------------------------


Table 1 - 1.50% Asset Charge
Base Contract with GMWB Conservative Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                                10.73               12.31                 0.00
12/31/05)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                  10.24               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                  10.53               11.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                  10.07               12.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 -12/31/05)                         10.45               10.83                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                  10.75               12.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -

12/31/05)                                                                  10.26               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                  10.69               12.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                  10.15               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                  10.97               12.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                  10.15               11.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)          10.03               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                  10.74               13.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)                10.24               12.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                 10.21               12.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                       10.26                9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                  10.21               11.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                  10.09               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                   9.89               10.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  10.05                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                  10.21               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                  10.25               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                  10.45               11.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                  10.76               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-ncome Portfolio (2/1/02 - 12/31/05)                    10.29               12.16                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                  10.62               11.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                  10.70               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                  10.35               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                  10.03               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                  10.22               11.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                   9.97               10.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                          10.78               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                  10.08               10.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                  11.09               12.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)               10.37               11.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                  10.11               12.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)               10.26               11.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                   10.10               11.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                  10.00               10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                        10.05               11.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)        10.60               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                  10.32               11.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                  11.24               14.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -

12/31/05)                                                                  10.21               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                  10.60               11.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                  10.35               11.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                           10.25               11.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                  10.17               11.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                10.18               10.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -

12/31/05)                                                                  10.63               11.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                 10.36               11.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                         10.02               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                       10.00               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                        10.04                9.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                        9.96               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                10.32               11.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                  10.28               12.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                               9.84                9.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)             10.09               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                      9.68                9.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                       9.85                8.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                               10.22               12.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)         10.32               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                   10.75               11.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                          10.04               10.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                           9.82               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                11.43               15.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                    11.74               14.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                   11.22               14.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 2 - 1.60% Asset Charge

Base Contract with GMWB Moderate-Conservative Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                                10.73               12.30                 0.00
12/31/05)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                  10.24               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                  10.52               11.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                  10.07               12.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 -12/31/05)                         10.45               10.81                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                  10.75               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -

12/31/05)                                                                  10.26               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                  10.68               12.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                  10.15               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                  10.96               12.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                  10.15               11.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)          10.03               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                  10.74               13.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)                10.24               12.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                 10.21               12.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                       10.26                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                  10.20               11.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                  10.09               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                   9.89               10.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  10.05                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                  10.21               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                  10.25               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                  10.44               11.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                  10.76               11.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -

12/31/05)                                                                  10.29               12.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                  10.62               11.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                  10.70               11.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                  10.35               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                  10.03               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                  10.22               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                   9.97               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                          10.78               11.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                  10.07               10.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                  11.09               12.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)               10.36               11.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                  10.11               12.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)               10.26               11.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                   10.10               11.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                   9.99               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                        10.05               11.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)        10.59               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                  10.31               11.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                  11.24               14.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -

12/31/05)                                                                  10.21               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                  10.59               11.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                  10.34               11.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                           10.24               11.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                  10.17               11.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                10.17               10.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -

12/31/05)                                                                  10.62               11.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                 10.36               11.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                         10.02               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                       10.00               10.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                        10.04                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                        9.95               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                10.32               11.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                  10.27               12.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                               9.83                9.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)             10.09               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                      9.68                9.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                       9.85                8.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                               10.21               11.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)         10.31               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                   10.75               11.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                          10.04               10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                           9.82               10.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                11.42               15.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                    11.74               14.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                   11.22               14.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 3 - 1.80% Asset Charge
Base Contract with GMWB Moderate Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                                12.02               13.75                 0.00
12/31/05)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                  11.00               11.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                   9.56               10.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                  13.64               16.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 -12/31/05)                         10.45               10.79                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                  10.75               12.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -

12/31/05)                                                                  12.56               13.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                  13.73               16.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                  11.74               12.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                  11.86               13.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                  11.51               13.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)          10.00                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                  12.79               15.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)                10.37               12.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                 10.74               12.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                       10.00                9.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                  12.81               14.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                  11.06               11.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  10.65               11.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                   9.44                9.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                  10.91               11.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                  10.64               11.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                  11.16               12.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                  14.61               15.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -

12/31/05)                                                                  12.00               14.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                  11.03               12.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                  11.29               11.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                   9.59               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                  13.64               14.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                  10.92               12.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                  11.31               11.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                          17.21               19.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                   9.95               10.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                  15.09               17.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)               11.22               12.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                  10.31               12.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)               11.25               12.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                   10.60               11.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                  11.10               11.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                        12.84               14.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)        14.50               15.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                  11.74               13.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                  17.42               22.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -

12/31/05)                                                                  14.52               16.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                  10.48               11.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                  10.92               12.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                            9.75               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                  11.27               12.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                10.22               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -

12/31/05)                                                                  11.32               12.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                 11.13               12.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                         11.93               12.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                        9.87               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                        11.21               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                       10.44               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                 9.49               10.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                  10.00               12.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)         10.56               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)              8.31                8.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                               5.85                5.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund                                               7.41                6.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                     10.88               12.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                      11.53               11.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                               12.59               13.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                    9.60                9.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                          12.50               13.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                20.33               27.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                    24.14               29.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                   21.52               27.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 4 - 2.05% Asset Charge
Base Contract plus Premium Bonus Rider
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                                11.91               13.58                4355.68
12/31/05)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                  10.89               11.23                1933.30
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                   9.48               10.26                2070.63
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                  13.51               16.61                4123.54
------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/05)                        10.34               10.66               83935.26

------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                  10.64               12.44                8642.15
------------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -

12/31/05)                                                                  12.44               13.42               49619.81
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                  13.60               15.99                4431.35
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                  11.63               12.49               24703.82
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                  11.74               13.48                3602.26
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                  11.40               13.04                6841.84
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)           9.97                9.92                1099.39
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                  12.66               15.47               125519.47
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)                10.34               12.14                2368.93
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                 10.71               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                        9.97                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                  12.68               14.72               113238.21
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                  10.96               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  10.56               11.05                864.74
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                   9.36                9.24                618.93
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                  10.81               11.34                1196.63
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                  10.54               11.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                  11.05               12.07                7901.75
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                  14.47               15.80               40943.35
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -

12/31/05)                                                                  11.89               13.97               14080.85
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                  10.92               12.08               17321.98
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                  11.18               11.51                149.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                   9.50                9.92               20826.15
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                  13.50               14.69               42906.79
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                  10.82               12.23               162621.78
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                  11.20               11.43                3357.82
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                          17.05               18.77                9932.59
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                   9.85               10.13               75090.93
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                  14.95               17.25               33352.16
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)               11.17               12.70                 74.18
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                  10.28               12.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)               11.22               12.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                   10.57               11.63               21246.48
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                  11.00               11.22               43141.63
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                        12.72               14.34               16795.13
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)        14.40               15.25                 30.25
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                  11.63               13.36               14168.15
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                  17.25               21.82                1370.55
------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -

12/31/05)                                                                  14.38               15.81               64065.98
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                  10.38               10.95                2089.84
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                  10.82               11.94                 37.65
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                            9.65               10.68               10698.43
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                  11.16               12.05                 38.01
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                10.19               10.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -

12/31/05)                                                                  11.29               12.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                 11.10               12.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                         11.85               12.66               22385.11
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                        9.80                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                        11.13               10.99                223.83
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                       10.37               10.55               191545.94
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                 9.47               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                   9.98               12.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)         10.54               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)              8.27                8.76                 35.53
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                               5.80                5.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                           7.34                6.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                     10.78               12.60                 38.10
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                      11.43               11.84                 35.11
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                               12.54               13.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                    9.51                9.68               10255.27
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                          12.40               12.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                20.14               27.53                2049.58
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                    23.90               29.16                3578.53
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                   21.35               27.39                8749.11
------------------------------------------------------------------------------------------------------------------------------------


Table 5 - 2.15 % Asset Charge

Base Contract with GMWB Conservative Asset Allocation Model and Premium Bonus Rider
Base Contract with GMWB Moderate-Aggressive Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2004)    Period (12/31/2005)
------------------------------------------------------------------------------------------------------------------------------------
2005
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                                11.86               13.52                 0.00
12/31/05)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                  10.85               11.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                   9.44               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                  13.46               16.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/05)                        10.30               10.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                  10.60               12.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -

12/31/05)                                                                  12.39               13.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                  13.55               15.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                  11.58               12.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                  11.69               13.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                  11.35               12.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)           9.96                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                  12.61               15.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)                10.33               12.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                 10.70               12.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                        9.96                9.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                  12.63               14.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                  10.92               11.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  10.52               11.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                   9.32                9.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                  10.76               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                  10.50               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                  11.00               12.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                  14.41               15.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -

12/31/05)                                                                  11.84               13.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                  10.88               12.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                  11.13               11.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                   9.46                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                  13.45               14.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                  10.77               12.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                  11.15               11.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                          16.98               18.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                   9.82               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                  14.89               17.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)               11.15               12.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                  10.27               12.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)               11.21               12.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                   10.56               11.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                  10.96               11.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                        12.68               14.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)        14.36               15.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                  11.58               13.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                  17.19               21.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -

12/31/05)                                                                  14.33               15.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                  10.34               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                  10.77               11.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                            9.62               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                  11.12               11.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                10.18               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -

12/31/05)                                                                  11.28               12.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                 11.09               12.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                         11.81               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                        9.77                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                        11.10               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                       10.35               10.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                 9.46               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                   9.97               12.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)         10.53                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)              8.26                8.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                               5.78                5.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                           7.31                6.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                     10.75               12.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                      11.39               11.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                               12.52               13.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                    9.48                9.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                          12.36               12.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                20.07               27.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                    23.81               29.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                   21.28               27.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 6 - 2.25% Asset Charge

Base Contract with GMWB Moderate-Conservative Asset Allocation Model and Premium Bonus Rider

------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                                11.81               13.45                 0.00
12/31/05)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                  10.81               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                   9.41               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                  13.41               16.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 -12/31/05)                         10.26               10.55                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                  10.56               12.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -

12/31/05)                                                                  12.34               13.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                  13.49               15.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                  11.54               12.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                  11.65               13.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                  11.31               12.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)           9.95                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                  12.56               15.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)                10.32               12.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                 10.69               12.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                        9.95                9.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                  12.58               14.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                  10.88               11.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  10.48               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                   9.29                9.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                  10.72               11.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                  10.46               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                  10.96               11.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                  14.36               15.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -

12/31/05)                                                                  11.79               13.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                  10.84               11.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                  11.09               11.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                   9.42                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                  13.40               14.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                  10.73               12.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                  11.11               11.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                          16.91               18.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                   9.78               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                  14.83               17.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)               11.13               12.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                  10.26               12.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)               11.20               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                   10.55               11.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                  10.92               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                        12.63               14.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)        14.32               15.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                  11.54               13.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                  17.12               21.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -

12/31/05)                                                                  14.27               15.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                  10.30               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                  10.73               11.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                            9.58               10.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                  11.08               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                10.17               10.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -

12/31/05)                                                                  11.27               12.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                 11.08               12.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                         11.78               12.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                        9.75                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                        11.07               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                       10.32               10.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                 9.45               10.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                   9.96               12.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)         10.52                9.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)              8.24                8.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund                                                   5.75                5.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                           7.28                6.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                     10.71               12.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                      11.34               11.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                               12.50               13.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                    9.44                9.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                          12.32               12.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                19.99               27.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                    23.72               28.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                   21.22               27.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 7 - 2.45% Asset Charge
Base Contract with GMWB Moderate Asset Allocation Model and Premium Bonus Rider
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                                10.73               12.19                 0.00
12/31/05)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                  11.31               11.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                  10.21               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                  11.48               14.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/05)                        11.31               11.60                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                  11.51               13.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -

12/31/05)                                                                  11.01               11.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                  11.85               13.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                  10.40               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                  12.37               14.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                  10.51               11.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)           9.93                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                  11.42               13.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)                10.30               12.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                 10.67               12.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                        9.93                9.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                  10.55               12.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                  10.42               11.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  10.09               10.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                   9.16                9.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                  10.29               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                  10.31               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                  10.41               11.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                  11.62               12.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -

12/31/05)                                                                  10.54               12.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                  10.63               11.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                  10.82               11.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                  10.50               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                  10.08               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                  10.44               11.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                   9.97               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                          11.77               12.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                  10.05               10.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                  12.00               13.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)               10.54               11.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                  10.24               12.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)               11.17               12.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                   10.53               11.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                  10.08               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                        10.44               11.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)        11.37               11.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                  10.34               11.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                  12.85               16.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -

12/31/05)                                                                  10.95               11.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                  11.06               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                  10.75               11.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                           10.61               11.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                  10.87               11.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                10.15               10.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -

12/31/05)                                                                  11.25               12.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                 11.06               12.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                         10.23               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                        9.86               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                        10.06                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                       10.03               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                 9.43               10.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                   9.94               12.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)         10.50                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)              9.11                9.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                               9.61                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                           9.42                8.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                     10.52               12.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                      10.12               10.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                               11.40               12.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                    9.94               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                           9.56                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                13.56               18.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                    14.41               17.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                   12.45               15.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 8 - 2.60% Asset Charge
Base Contract with GMWB Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                                10.69               12.13                 0.00
12/31/05)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                  10.20               10.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                  10.49               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                  10.03               12.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 -12/31/05)                         10.41               10.67                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                  10.71               12.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -

12/31/05)                                                                  10.22               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                  10.65               12.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                  10.11               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                  10.92               12.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                  10.11               11.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)           9.99                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                  10.70               13.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)                10.20               11.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                 10.17               11.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                       10.22                9.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                  10.17               11.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                  10.05               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                   9.86               10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  10.01                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                  10.17               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                  10.21               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                  10.41               11.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                  10.72               11.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -

12/31/05)                                                                  10.25               11.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                  10.58               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                  10.66               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                  10.31               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                   9.99               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                  10.18               11.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                   9.93               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                          10.74               11.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                  10.04               10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                  11.05               12.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)               10.33               11.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                  10.07               12.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)               10.22               11.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                   10.06               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                   9.96               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                        10.01               11.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)        10.56               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                  10.27               11.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                  10.17               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -

12/31/05)                                                                  11.20               14.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                  10.56               11.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                  10.31               11.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                           10.21               11.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                  10.13               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                10.14               10.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -

12/31/05)                                                                  10.59               11.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                 10.32               11.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                          9.98               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                        9.96               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                        10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                        9.92               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                10.28               11.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                  10.24               12.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)          9.80                9.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)             10.05               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                               9.64                9.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                           9.81                8.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                     10.18               11.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                      10.28               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                               10.71               11.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                   10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                           9.79               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                11.38               15.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                    11.70               14.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                   11.18               14.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 9 - 2.80% Asset Charge

Base Contract with GMWB Moderate-Aggressive Asset Allocation Model and Premium Bonus Rider

------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                                10.69               12.10                 0.00
12/31/05)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                  11.27               11.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                  10.17               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                  11.43               13.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/05)                        11.26               11.52                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                  11.46               13.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -

12/31/05)                                                                  10.97               11.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                  11.81               13.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                  10.36               11.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                  12.32               14.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                  10.47               11.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)           9.90                9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                  11.37               13.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)                10.27               11.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                 10.63               12.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                        9.90                9.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                  10.51               12.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                  10.38               11.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  10.06               10.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                   9.12                8.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                  10.25               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                  10.27               10.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                  10.37               11.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                  11.58               12.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -

12/31/05)                                                                  10.50               12.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                  10.59               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                  10.78               11.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                  10.46               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                  10.04               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                  10.40               11.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                   9.94               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                          11.72               12.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                  10.01               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                  11.95               13.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)               10.50               11.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                  10.20               12.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)               11.13               12.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                   10.49               11.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                  10.04               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                        10.40               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)        11.33               11.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                  10.30               11.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                  12.80               16.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -

12/31/05)                                                                  10.91               11.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                  11.01               11.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                  10.71               11.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                           10.57               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                  10.83               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                10.12               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -

12/31/05)                                                                  11.21               12.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                 11.02               11.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                         10.19               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                        9.82                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                        10.02                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                        9.99               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                 9.40               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                   9.91               11.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)         10.46                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)              9.07                9.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                               9.57                9.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                           9.39                8.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                     10.48               12.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                      10.08               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                               11.35               12.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                    9.90               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                           9.52                9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                13.51               18.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                    14.35               17.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                   12.40               15.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 1 - 1.50% Asset Charge
Base Contract with GMWB Conservative Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2004)    Period (12/31/2005)
------------------------------------------------------------------------------------------------------------------------------------
2005
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                                10.00               10.73                 0.00
12/31/05)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                  10.00               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                  10.00               10.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                  10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/05)                        10.00               10.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                  10.00               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -

12/31/05)                                                                  10.00               10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                  10.00               10.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                  10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                  10.00               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                  10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)          10.00               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                  10.00               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)                10.00               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                 10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                       10.00               10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                  10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                  10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                  10.00               10.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                  10.00               10.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                  10.00               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -

12/31/05)                                                                  10.00               10.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                  10.00               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                  10.00               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                  10.00               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                  10.00               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                  10.00               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                  10.00                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                          10.00               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                  10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                  10.00               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)               10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                  10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)               10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                   10.00               10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                  10.00               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                        10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)        10.00               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                  10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                  10.00               11.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -

12/31/05)                                                                  10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                  10.00               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                  10.00               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                           10.00               10.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                  10.00               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -

12/31/05)                                                                  10.00               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                 10.00               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                         10.00               10.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                       10.00               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                        10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                       10.00                9.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                  10.00               10.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                              10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)             10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                     10.00               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                      10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                               10.00               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)         10.00                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                   10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                          10.00                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                          10.00                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                10.00               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                    10.00               11.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                   10.00               11.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 2 - 1.60% Asset Charge

Base Contract with GMWB Moderate-Conservative Asset Allocation Model

------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2004)    Period (12/31/2005)
------------------------------------------------------------------------------------------------------------------------------------
2005
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                                10.00               10.73                 0.00
12/31/05)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                  10.00               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                  10.00               10.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                  10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 -12/31/05)                         10.00               10.45                 0.00

------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                  10.00               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -

12/31/05)                                                                  10.00               10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                  10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                  10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                  10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                  10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)          10.00               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                  10.00               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)                10.00               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                 10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                       10.00               10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                  10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                  10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                  10.00               10.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                  10.00               10.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                  10.00               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -

12/31/05)                                                                  10.00               10.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                  10.00               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                  10.00               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                  10.00               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                  10.00               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                  10.00               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                  10.00                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                          10.00               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                  10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                  10.00               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)               10.00               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                  10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)               10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                   10.00               10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                  10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                        10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)        10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                  10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                  10.00               11.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                  10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                  10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                  10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                           10.00               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                  10.00               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                10.00               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                  10.00               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                 10.00               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                         10.00               10.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                       10.00               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                        10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                       10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                  10.00               10.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                              10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)             10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                     10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                      10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                               10.00               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)         10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                   10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                          10.00                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                          10.00                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                10.00               11.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                    10.00               11.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                   10.00               11.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 3 - 1.80% Asset Charge
Base Contract with GMWB Moderate Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2004)    Period (12/31/2005)
------------------------------------------------------------------------------------------------------------------------------------
2005
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                                11.56               12.02                 0.00
12/31/05)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                  10.35               11.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                   9.53                9.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                  11.88               13.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02  12/31/05)                          9.49               10.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                   9.56               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio (2/1/02 -

12/31/05)                                                                  11.64               12.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                  11.96               13.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                  11.39               11.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                   9.89               11.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                  11.21               11.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)          10.02               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                  11.51               12.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)                10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                 10.00               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                        9.98               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                  12.43               12.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                  10.77               11.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  10.80               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  10.59                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                  10.71               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                  10.46               10.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                  10.76               11.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                  12.75               14.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 -

12/31/05)                                                                  11.58               12.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                  10.45               11.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                  10.57               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                   9.26                9.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                  13.57               13.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                  10.64               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                  11.30               11.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                          14.85               17.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                   9.83                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                  12.94               15.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)               11.15               11.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                  10.00               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)               10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                   10.00               11.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                  10.99               11.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                        12.64               12.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)        13.14               14.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                  11.58               11.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                  14.01               17.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                  13.66               14.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                   9.80               10.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                  10.39               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                            9.45                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                  10.67               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                10.00               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                  10.00               11.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                 10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                         11.66               11.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                        9.94                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                        11.18               11.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                       10.38               10.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                10.00                9.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                  10.00               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                               5.88                5.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)              8.92                8.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                     10.66               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                      11.61               11.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                               11.28               12.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)         10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                    9.58                9.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                           7.60                7.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                          13.13               12.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                15.68               20.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                    16.20               24.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                   18.11               21.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 4 - 2.05% Asset Charge
Base Contract plus Premium Bonus Rider
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2004)    Period (12/31/2005)
------------------------------------------------------------------------------------------------------------------------------------
2005
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                                11.47               11.91               11,045.10
12/31/05)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                  10.28               10.89               4,530.63
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                   9.47                9.48               5,296.29
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                  11.80               13.51               67,798.73
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                         9.42               10.34              144,325.66
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                   9.49               10.64               19,662.95
------------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                                  11.56               12.44               81,301.16
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                  11.88               13.60               22,826.06
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                  11.31               11.63               48,060.28
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                   9.82               11.74               5,965.84
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                  11.13               11.40               7,138.54
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)          10.02                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                  11.43               12.66              248,357.27
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)                10.00               10.34               2,368.93
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                 10.00               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                        9.98                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                  12.34               12.68              208,042.29
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                  10.70               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  10.73               10.56               1,539.37
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  10.52                9.36               2,737.05
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                  10.63               10.81               2,393.44
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                  10.39               10.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                  10.68               11.05               14,606.12
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                  12.66               14.47               73,183.18
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                                  11.49               11.89               11,389.50
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                  10.38               10.92               24,497.62
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                  10.50               11.18                299.52
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                   9.19                9.50               32,973.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                  13.47               13.50               85,445.22
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                  10.56               10.82              293,813.92
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                  11.22               11.20               8,058.71
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                          14.74               17.05               30,912.15
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                   9.76                9.85              158,496.18
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                  12.84               14.95               44,735.55
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)               11.13               11.17                148.57
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                  10.00               10.57               8,486.87
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)               10.00               10.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                   10.00               11.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                  10.92               11.00               88,870.94
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                        12.56               12.72               34,900.60
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)        13.09               14.40               1,645.48
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                  11.50               11.63               22,123.59
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                  13.91               17.25                706.27
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                  13.56               14.38              112,269.68
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                   9.73               10.38               3,878.92
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                  10.32               10.82                 75.41
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                            9.38                9.65               16,573.23
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                  10.59               11.16                 76.12
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                  10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                 10.00               11.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                         11.61               11.85               25,056.21
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                        9.90                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                        11.13               11.13                388.19
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                       10.34               10.37              341,153.48
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                10.00                9.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                  10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                               5.84                5.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)              8.91                8.27               19,904.14
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                     10.59               10.78                774.10
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                      11.54               11.43               9,587.40
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                               11.26               12.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)         10.00               10.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                    9.52                9.51               45,303.37
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                           7.55                7.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                          13.06               12.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                15.57               20.14               2,198.60
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                    16.08               23.90               46,457.07
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                   18.01               21.35               10,524.68
-----------------------------------------------------------------------------------------------------------------------------------


Table 5 - 2.15 % Asset Charge
Base Contract with GMWB Conservative Asset Allocation Model and Premium Bonus Rider
Base Contract with GMWB Moderate-Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2004)    Period (12/31/2005)
------------------------------------------------------------------------------------------------------------------------------------
2005
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                                11.44               11.86                 0.00
12/31/05)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                  10.25               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                   9.44                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                  11.77               13.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                         9.40               10.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                   9.46               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                                  11.53               12.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                  11.84               13.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                  11.28               11.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                   9.79               11.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                  11.10               11.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)          10.02                9.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                  11.39               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)                10.00               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                 10.00               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                        9.98                9.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                  12.31               12.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                  10.67               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  10.70               10.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  10.49                9.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                  10.60               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                  10.36               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                  10.65               11.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                  12.62               14.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                                  11.46               11.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                  10.35               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                  10.47               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                   9.16                9.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                  13.43               13.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                  10.53               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                  11.18               11.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                          14.70               16.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                   9.73                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                  12.80               14.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)               11.13               11.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                  10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)               10.00               10.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                   10.00               11.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                  10.89               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                        12.52               12.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)        13.06               14.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                  11.46               11.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                  13.87               17.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                  13.52               14.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                   9.70               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                  10.29               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                            9.35                9.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                  10.56               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                  10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                 10.00               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                         11.59               11.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                        9.89                9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                        11.11               11.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                       10.32               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                10.00                9.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                  10.00                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                               5.83                5.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)              8.90                8.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                     10.56               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                      11.50               11.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                               11.25               12.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)         10.00               10.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                    9.49                9.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                           7.53                7.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                          13.03               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                15.53               20.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                    16.04               23.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                   17.97               21.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 6 - 2.25% Asset Charge
Base Contract with GMWB Moderate-Conservative Asset Allocation Model and Premium Bonus Rider
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2004)    Period (12/31/2005)
------------------------------------------------------------------------------------------------------------------------------------
2005
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                                11.41               11.81                 0.00
12/31/05)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                  10.22               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                   9.42                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                  11.74               13.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                         9.37               10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                   9.44               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                                  11.49               12.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                  11.81               13.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                  11.24               11.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                   9.76               11.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                  11.06               11.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)          10.02                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                  11.36               12.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)                10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                 10.00               10.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                        9.98                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                  12.27               12.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                  10.64               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  10.67               10.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  10.46                9.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                  10.57               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                  10.33               10.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                  10.62               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                  12.59               14.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                                  11.42               11.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                  10.32               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                  10.44               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                   9.14                9.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                  13.39               13.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                  10.50               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                  11.15               11.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                          14.66               16.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                   9.70                9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                  12.77               14.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)               11.12               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                  10.00               10.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)               10.00               10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                   10.00               11.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                  10.86               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                        12.49               12.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)        13.04               14.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                  11.43               11.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                  13.83               17.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                  13.49               14.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                   9.67               10.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                  10.26               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                            9.33                9.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                  10.53               11.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                10.00               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                  10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                 10.00               11.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                         11.57               11.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                        9.87                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                        11.09               11.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                       10.30               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                10.00                9.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                  10.00                9.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                               5.81                5.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)              8.90                8.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                     10.53               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                      11.47               11.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                               11.24               12.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)         10.00               10.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                    9.47                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                           7.51                7.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                          13.00               12.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                15.49               19.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                    15.99               23.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                   17.93               21.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 7 - 2.45% Asset Charge
Base Contract with GMWB Moderate Asset Allocation Model and Premium Bonus Rider
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of    Units at End of Period
                                                                        (12/31/2004)    Period (12/31/2005)
------------------------------------------------------------------------------------------------------------------------------------
2005
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                                10.38               10.73                 0.00
12/31/05)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                  10.72               11.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                  10.24               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                  10.07               11.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                        10.34               11.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                  10.30               11.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                                  10.27               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                  10.39               11.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                  10.16               10.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                  10.38               12.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                  10.30               10.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)          10.02                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                  10.34               11.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)                10.00               10.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                 10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                        9.98                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                  10.31               10.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                  10.21               10.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  10.30               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                  10.33                9.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                  10.16               10.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                  10.20               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                  10.10               10.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                  10.21               11.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                                  10.23               10.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                  10.15               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                  10.20               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                  10.20               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                  10.09               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                  10.24               10.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                  10.03                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/05)                          10.22               11.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                   9.99               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                  10.35               12.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)               10.54               10.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                  10.00               10.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)               10.00               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                   10.00               11.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                  10.04               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                        10.35               10.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)        10.38               11.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02 -
12/31/05)                                                                  10.26               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                  10.40               12.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                  10.37               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                  10.40               11.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                  10.30               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/05)                           10.35               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                  10.36               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 - 12/31/05)                10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                  10.00               11.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                 10.00               11.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                         10.07               10.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                       10.00                9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                        10.10               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                       10.03               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)                10.00                9.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                  10.00                9.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                               9.72                9.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)              9.85                9.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                     10.37               10.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                      10.25               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                               10.27               11.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)         10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                    9.98                9.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                           9.73                9.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                          10.10                9.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)                10.53               13.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                     9.73               14.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                   10.54               12.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 8 - 2.60% Asset Charge
Base Contract with GMWB Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2004)    Period (12/31/2005)
-----------------------------------------------------------------------------------------------------------------------------------
2005
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                               10.00               10.69                 0.00
12/31/05)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                 10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                 10.00               10.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                 10.00               10.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                       10.00               10.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                 10.00               10.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                                 10.00               10.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                 10.00               10.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                 10.00               10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                 10.00               10.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                 10.00               10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)         10.00                9.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                 10.00               10.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)               10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                10.00               10.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                      10.00               10.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                 10.00               10.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                 10.00               10.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                 10.00                9.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                 10.00               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                 10.00               10.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                 10.00               10.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                 10.00               10.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                 10.00               10.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                                 10.00               10.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                 10.00               10.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                 10.00               10.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                 10.00               10.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                 10.00                9.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                 10.00               10.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                 10.00                9.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                                 10.00               10.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                 10.00               10.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                 10.00               11.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)              10.00               10.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                 10.00               10.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)              10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                  10.00               10.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                 10.00               10.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                       10.00                9.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)       10.00               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                               10.00               10.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                 10.00               11.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                 10.00               10.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                 10.00               10.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                 10.00               10.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                                 10.00               10.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                 10.00               10.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                                 10.00               10.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                 10.00               10.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                10.00               10.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                        10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                      10.00                9.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                       10.00               10.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                      10.00                9.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)               10.00               10.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                 10.00               10.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                             10.00                9.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)            10.00               10.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                    10.00               10.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                     10.00               10.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                              10.00               10.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)        10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                  10.00               10.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                         10.00                9.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                         10.00                9.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)               10.00               11.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                   10.00               11.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                  10.00               11.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 9 - 2.80% Asset Charge
Base Contract with GMWB Moderate-Aggressive Asset Allocation Model and Premium Bonus Rider
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of    Units at End of Period
                                                                       (12/31/2004)    Period (12/31/2005)
-----------------------------------------------------------------------------------------------------------------------------------
2005
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund (9/20/99 -                               10.38               10.69                 0.00
12/31/05)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund (5/21/97 -
12/31/05)                                                                 10.72               11.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (5/20/97 -
12/31/05)                                                                 10.24               10.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (12/30/94 -
12/31/05)                                                                 10.06               11.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/05)                       10.34               11.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/05)                                                                 10.30               11.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio (2/1/02 -
12/31/05)                                                                 10.27               10.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2/1/02 -
12/31/05)                                                                 10.39               11.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund  (2/1/02 -
12/31/05)                                                                 10.15               10.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (2/1/02 -
12/31/05)                                                                 10.38               12.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (2/1/02 -
12/31/05)                                                                 10.30               10.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund (1/3/05 - 12/31/05)         10.02                9.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (2/1/02 -
12/31/05)                                                                 10.34               11.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (1/3/05 - 12/31/05)               10.00               10.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1/3/05 - 12/31/05)                10.00               10.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)Fund (1/3/05 - 12/31/05)                       9.98                9.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (2/1/02 -
12/31/05)                                                                 10.30               10.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/05)                                                                 10.21               10.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                 10.30               10.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/05)                                                                 10.33                9.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/05)                                                                 10.15               10.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio (2/1/02 -
12/31/05)                                                                 10.20               10.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/05)                                                                 10.10               10.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/05)                                                                 10.21               11.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/05)                                                                 10.23               10.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/05)                                                                 10.14               10.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (2/1/02 -
12/31/05)                                                                 10.20               10.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/05)                                                                 10.19               10.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/05)                                                                 10.09               10.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/05)                                                                 10.23               10.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/05)                                                                 10.03                9.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/05)                                                                 10.22               11.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/05)                                                                  9.99               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/05)                                                                 10.35               11.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (2/20/02 - 12/31/05)              10.54               10.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund (1/3/05 -
12/31/05)                                                                 10.00               10.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund (1/3/05 - 12/31/05)              10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1/3/05 - 12/31/05)                  10.00               11.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/05)                                                                 10.04               10.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/05)                                                       10.34               10.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/05)       10.37               11.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth and Income Portfolio (2/1/02
- 12/31/05)                                                               10.26               10.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio (2/1/02 -
12/31/05)                                                                 10.40               12.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio (2/1/02 -
12/31/05)                                                                 10.36               10.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/05)                                                                 10.40               11.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/05)                                                                 10.29               10.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/05)                                                                 10.35               10.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/05)                                                                 10.35               10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio (1/3/05 -
12/31/05)                                                                 10.00               10.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio (1/3/05 -
12/31/05)                                                                 10.00               11.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio (1/3/05 - 12/31/05)                10.00               11.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/05)                        10.07               10.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/05)                       9.99                9.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/05)                       10.10               10.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/05)                      10.03                9.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio (1/3/05 - 12/31/05)               10.00                9.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (1/3/05 - 12/31/05)                 10.00                9.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund (5/1/02 - 12/31/05)                              9.72                9.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund (5/1/03 - 12/31/05)             9.84                9.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/05)                                    10.36               10.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/05)                                     10.25               10.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation (5/1/02 - 12/31/05)                              10.27               11.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund (01/03/05 - 12/31/05)        10.00               10.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/05)                   9.98                9.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund (5/1/02 - 12/31/05)                          9.73                9.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/05)                         10.09                9.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/05)               10.53               13.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/05)                    9.73               14.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/05)                  10.54               12.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------

                                                     FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of
Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.) Consolidated Financial Statements
December 31, 2007, 2006 and 2005

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Index
--------------------------------------------------------------------------------


                                                                         Page(s)


Report of Independent Registered Public Accounting Firm.....................1


Consolidated Financial Statements


Balance Sheets..............................................................2


Statements of Income........................................................3


Statements of Stockholder's Equity..........................................4


Statements of Cash Flows..................................................5-6


Notes to Consolidated Financial Statements...............................7-36

PricewaterhouseCoopers LLP
One North Wacker
Chicago, IL 60606
Telephone (312) 298 2000
Facsimile (312) 298 2001
www.pwc.com







                Report of Independent Registered Public Accounting Firm



The Board of Directors and Shareholder of
Midland National Life Insurance Company and Subsidiary



In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of consolidated stockholder's equity, and of consolidated cash flows present fairly, in all material respects, the consolidated financial position of Midland National Life Insurance Company and Subsidiary (an indirect, wholly owned subsidiary of Sammons Enterprises, Inc.) (the "Company") at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


As discussed in Note 13 to the consolidated financial statements, the Company changed the manner in which it accounts for defined benefit pension and other postretirement plans in 2007.



/s/

March 14, 2008


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Balance Sheets
----------------------------------------------------------------------------------------
December 31, 2007 and 2006


(Dollars in Thousands, except par value and shares)                                          2007                2006

Assets
Investments
    Fixed maturities, available for sale, at fair value                                      $19,971,051         $18,275,097
    Equity securities, at fair value                                                             456,109             552,734
    Mortgage loans                                                                               294,133             311,305
    Policy loans                                                                                 299,411             285,764
    Short-term investments                                                                       256,008             382,545
    Derivative Instruments                                                                       172,808             286,141
    Other invested assets                                                                        317,134             245,097
                                                                                       ------------------  ------------------
              Total investments                                                               21,766,654          20,338,683
Cash                                                                                               3,910              37,297
Accrued investment income                                                                        200,909             169,236
Deferred policy acquisition costs                                                              1,422,862           1,341,489
Deferred sales inducements                                                                       442,770             414,545
Present value of future profits of acquired businesses                                            28,767              34,129
Federal income tax asset                                                                         157,567             145,584
Other receivables and other assets                                                               104,531              96,506
Reinsurance receivables                                                                        1,651,322           1,592,144
Separate account assets                                                                        1,084,345             903,349
                                                                                       ------------------  ------------------
              Total assets                                                                   $26,863,637         $25,072,962
                                                                                       ------------------  ------------------
Liabilities
Policyholder account balances                                                                $20,557,616         $19,272,874
Policy benefit reserves                                                                          921,216             824,405
Policy claims and benefits payable                                                               104,111             101,050
Repurchase agreements, other borrowings and collateral on derivatives                          2,321,092           2,223,497
Other liabilities                                                                                352,614             368,815
Separate account liabilities                                                                   1,084,345             903,349
                                                                                       ------------------  ------------------
              Total liabilities                                                               25,340,994          23,693,990
                                                                                       ------------------  ------------------
Stockholder's equity
Common stock, $1 par value, 2,549,439 shares authorized,
 2,548,878 shares outstanding                                                                      2,549               2,549
Additional paid-in capital                                                                       268,707             268,707
Accumulated other comprehensive (loss) income                                                    (55,540)             12,823
Retained earnings                                                                              1,306,927           1,094,893
                                                                                       ------------------  ------------------
              Total stockholder's equity                                                       1,522,643           1,378,972
                                                                                       ------------------  ------------------
              Total liabilities and stockholder's equity                                     $26,863,637         $25,072,962
                                                                                       ------------------  ------------------


The accompanying notes are an integral part of these consolidated financial statements.


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Income
----------------------------------------------------------------------------------------
Years Ended December 31, 2007, 2006 and 2005


(Dollars in Thousands)                                                2007              2006              2005

Revenues
Premiums                                                              $ 124,312          $ 114,767         $ 113,264
Interest sensitive life and investment product charges                  273,272            260,975           254,309
Net investment income                                                 1,135,638            953,440           811,652
Net realized investment gains (losses)                                   71,937            (26,166)          (26,244)
Net gains on derivatives                                                116,037             42,266            78,591
Other income                                                             14,862             11,710             8,870
                                                                 ---------------   ----------------  ----------------
             Total revenue                                            1,736,058          1,356,992         1,240,442
                                                                 ---------------   ----------------  ----------------
Benefits and expenses
Benefits incurred                                                       220,550            202,877           201,024
Amortization of deferred sales inducements                               80,334             49,897            42,761
Interest credited to policyholder account balances                      709,144            596,330           514,013
                                                                 ---------------   ----------------  ----------------
             Total benefits                                           1,010,028            849,104           757,798
                                                                 ---------------   ----------------  ----------------
Operating expenses (net of commissions and other
 expenses deferred)                                                      99,857             98,895            88,726
Amortization of deferred policy acquisition costs and
 present value of future profits of acquired businesses                 236,708            171,773           175,954
                                                                 ---------------   ----------------  ----------------
             Total benefits and expenses                              1,346,593          1,119,772         1,022,478
                                                                 ---------------   ----------------  ----------------
             Income before income taxes                                 389,465            237,220           217,964
Income tax expense                                                      134,086             80,903            69,007
                                                                 ---------------   ----------------  ----------------

             Net income                                               $ 255,379          $ 156,317         $ 148,957
                                                                 ---------------   ----------------  ----------------


The accompanying notes are an integral part of these consolidated financial statements.


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Stockholder's Equity
----------------------------------------------------------------------------------------
Years Ended December 31, 2007, 2006 and 2005


                                                                                          Additional
                                                                              Common       Paid-in          Comprehensive
(Dollars in Thousands)                                                        Stock        Capital           Income

Balances at December 31, 2004                                                  $ 2,549       $268,707
Comprehensive income
    Net income                                                                                                $148,957
    Other comprehensive income
      Minimum pension liability (net of tax ($882))                                                             (1,638)
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($30,781))                                                  (57,164)
                                                                                                          -------------
             Total comprehensive income                                                                       $ 90,155
                                                                                                          -------------
Dividends paid on common stock
                                                                            -----------  -------------
Balances at December 31, 2005                                                    2,549        268,707

Comprehensive income
    Net income                                                                                                $156,317
    Other comprehensive income
      Minimum pension liability (net of tax $351)                                                                  652
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($14,145))                                                  (26,270)
                                                                                                          -------------
             Total comprehensive income                                                                       $130,699
                                                                                                          -------------
Dividends paid on common stock
                                                                            -----------  -------------
Balances at December 31, 2006                                                    2,549        268,707

Comprehensive income
    Net income                                                                                                $255,379
    Other comprehensive income
      Pension liability (net of tax $757)                                                                        1,407
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($36,254))                                                  (67,332)
                                                                                                          -------------
             Total comprehensive income                                                                       $189,454
                                                                                                          -------------
Adjustment to initially apply SFAS Statement No. 158
    (net of applicable income tax benefit of ($1,312))
Dividends paid on common stock
                                                                            -----------  -------------
Balances at December 31, 2007                                                  $ 2,549       $268,707
                                                                            -----------  -------------




The accompanying notes are an integral part of these consolidated financial statements.


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Stockholder's Equity (continued)
----------------------------------------------------------------------------------------
Years Ended December 31, 2007, 2006 and 2005

                                                                             Accumulated
                                                                              Other                             Total
                                                                            Comprehensive    Retained       Stockholder's
(Dollars in Thousands)                                                        Income         Earnings          Equity

Balances at December 31, 2004                                                  $ 97,243        $ 881,819      $ 1,250,318
Comprehensive income
    Net income                                                                                   148,957          148,957
    Other comprehensive income
      Minimum pension liability (net of tax ($882))                              (1,638)                           (1,638)
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($30,781))                   (57,164)                          (57,164)

             Total comprehensive income

Dividends paid on common stock                                                                   (45,000)         (45,000)
                                                                           -------------   --------------   --------------
Balances at December 31, 2005                                                    38,441          985,776        1,295,473

Comprehensive income
    Net income                                                                                   156,317          156,317
    Other comprehensive income
      Minimum pension liability (net of tax $351)                                   652                               652
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($14,145))                   (26,270)                          (26,270)

             Total comprehensive income

Dividends paid on common stock                                                                   (47,200)         (47,200)
                                                                           -------------   --------------   --------------
Balances at December 31, 2006                                                    12,823        1,094,893        1,378,972

Comprehensive income
    Net income                                                                                   255,379          255,379
    Other comprehensive income
      Pension liability (net of tax $757)                                         1,407                             1,407
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($36,254))                   (67,332)                          (67,332)

             Total comprehensive income

Adjustment to initially apply SFAS Statement No. 158
    (net of applicable income tax benefit of ($1,312))                           (2,438)                           (2,438)
Dividends paid on common stock                                                                   (43,345)         (43,345)
                                                                           -------------   --------------   --------------
Balances at December 31, 2007                                                 $ (55,540)     $ 1,306,927      $ 1,522,643
                                                                           -------------   --------------   --------------


The accompanying notes are an integral part of these consolidated financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Cash Flows
----------------------------------------------------------------------------------------
Years Ended December 31, 2007, 2006 and 2005

(Dollars in Thousands)                                                2007              2006              2005

Cash flows from operating activities
Net income                                                             $ 255,379         $ 156,317         $ 148,957
Adjustments to reconcile net income to net cash
 (used in) provided by operating activities
    Amortization of deferred policy acquisition costs,
     deferred sales inducements and
     present value of future profits of
     acquired businesses                                                 317,042           221,670           218,715
    Net amortization of premiums and discounts on
     investments                                                         (38,907)          (40,902)          (32,385)
    Amortization of index options                                        266,142           224,346           171,749
    Policy acquisition costs deferred                                   (227,657)         (255,300)         (229,790)
    Sales inducements costs deferred                                     (82,688)         (103,769)          (97,997)
    Net realized investment (gains) losses                               (71,937)           26,166            26,244
    Net gains on derivatives                                            (116,037)          (42,266)          (78,591)
    Deferred income taxes                                                 48,077            12,326              (486)
    Net interest credited and product charges on
     universal life and investment policies                              709,715           585,336           494,161
    Changes in other assets and liabilities
      Net receivables                                                   (118,256)          (22,492)          (49,209)
      Net payables                                                       (17,826)           (7,892)          (36,706)
      Policy benefits                                                     65,289           (55,345)         (123,675)
      Other                                                                5,808             3,190            11,480
                                                                 ----------------  ----------------  ----------------

             Net cash provided by operating activities                   994,144           701,385           422,467
                                                                 ----------------  ----------------  ----------------
Cash flows from investing activities
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                  10,477,422        12,872,572        10,024,829
    Equity securities                                                    594,464           875,994           220,249
    Mortgage loans                                                        37,901            56,092            69,065
    Derivative instruments                                                13,554            12,956               299
    Other invested assets                                                 62,235            37,786            26,889
Cost of investments acquired
    Fixed maturities                                                 (12,192,132)      (14,860,614)      (12,451,732)
    Equity securities                                                   (586,859)       (1,096,830)         (252,405)
    Mortgage loans                                                       (24,568)           (7,638)                -
    Derivative instruments                                              (304,478)         (250,804)         (196,012)
    Other invested assets                                                (87,119)          (87,745)         (137,532)
Net change in policy loans                                               (13,647)          (10,000)           (3,449)
Net change in short-term investments                                     126,537          (220,574)          (26,369)
Net change in repurchase agreements, other
 borrowings and collateral on derivatives                                 97,595           504,219           474,402
Net change in amounts due to/from brokers                                  3,065            (4,244)            1,611
                                                                 ----------------  ----------------  ----------------
             Net cash used in investing activities                    (1,796,030)       (2,178,830)       (2,250,155)
                                                                 ----------------  ----------------  ----------------


                                   (continued)


The accompanying notes are an integral part of these consolidated financial statements.


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Cash Flows
----------------------------------------------------------------------------------------
Years Ended December 31, 2007, 2006 and 2005



(Dollars in Thousands)                                                2007              2006              2005

Cash flows from financing activities
Receipts from universal life and investment products                   2,616,859         3,075,026         2,962,492
Benefits paid on universal life and investment
 products                                                             (1,805,015)       (1,524,181)       (1,106,202)
Dividends paid on common stock                                           (43,345)          (47,200)          (45,000)
                                                                 ----------------  ----------------  ----------------
             Net cash provided by financing activities                   768,499         1,503,645         1,811,290
                                                                 ----------------  ----------------  ----------------
Net (decrease) increase in cash                                          (33,387)           26,200           (16,398)
Cash at beginning of year                                                 37,297            11,097            27,495
                                                                 ----------------  ----------------  ----------------
Cash at end of year                                                     $  3,910         $  37,297         $  11,097
                                                                 ----------------  ----------------  ----------------
Supplemental disclosures of cash flow information
Cash paid during the year for
    Income taxes, paid to parent                                       $ 107,447         $  61,806         $  83,480


The accompanying notes are an integral part of these consolidated financial statements.


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
--------------------------------------------------------------------------------

(Dollars in Thousands)

1.      Summary of Significant Accounting Policies


        Organization
        Midland National Life Insurance Company and Subsidiary ("Midland National") is an indirect wholly owned subsidiary of Sammons Enterprises, Inc. ("SEI"). Effective November 30, 2005, SFG Reinsurance Company ("SFG Re") was incorporated as a wholly owned insurance subsidiary of Midland National. SFG Re is a captive reinsurance company domiciled in South Carolina. The accompanying financial statements include the consolidated accounts of the Company, including the results of operations and cash flows of SFG Re with 2005 reflecting the time period from November 30, 2005 through December 31, 2005. Together, these companies (collectively the "Company") operate predominantly in the individual life and annuity business of the life insurance industry and are licensed to operate in 49 states and the District of Columbia.


        The Company is affiliated through common ownership with North American Company for Life and Health Insurance ("North American") and North American Company for Life and Health Insurance of New York ("NANY") through April, 2006 at which date NANY was sold to an unrelated third party.


        Basis of Presentation
        The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United State of America ("GAAP") and reflect the consolidation of the Company with its wholly owned subsidiary. All intercompany transactions have been eliminated in consolidation.


        Use of Estimates
        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.


        The most significant areas which require the use of management's estimates relate to the determination of the fair values of financial instruments and derivatives, deferred policy acquisition costs, deferred sales inducements, present value of future profits of acquired businesses, and future policy benefits for traditional life insurance policies.


        Interest Rate Risk
        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and changes in the value of its investments. Policyholder persistency is also affected by changes in interest rates. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.


        Liquidity Risk
        Market conditions for fixed income securities could be such that illiquidity in the markets could make it difficult for the Company to sell certain securities and generate cash to meet policyholder obligations. Management believes it has adequate liquidity in its investment portfolio and other sources of funds to meet any future policyholder obligations.


        Fair Value of Financial Instruments
        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:


        Investment Securities
        Fair values for fixed maturity securities (including redeemable preferred stocks) is based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities is based on quoted market prices, where available, and for those equity securities not actively traded fair values are obtained from independent pricing services or from internal pricing models.


        Mortgage Loans
        Fair values for mortgage loans are estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the initial valuation mortgage portfolio that was conducted by an independent broker/dealer upon acquisition of the majority of the loans at which time each mortgage was modeled and assigned a spread corresponding to its risk profile for valuation purposes.


        Short-Term Investments
        The carrying amounts reported in the balance sheets for these instruments approximate their fair values.


        Derivative Instruments
        The reported value for derivative instruments is equal to exchange or broker quoted market prices for interest rate and credit default swaps and internal financial models or counterparty fair value quotes for options. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value.


        Other Invested Assets
        Other invested assets consist primarily of private equity investments and limited partnerships. The carrying amounts represent the Company's share of the entity's underlying equity reported in the balance sheets. There is no market for these investments and the Company believes the reported values approximate their fair values.


        Investment-Type Insurance Contracts
        Fair value for the Company's liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.


        These fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non investment-type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented in Note 3 do not represent the underlying value to the Company.


        Investments and Investment Income
        The Company is required to classify its fixed maturity investments (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company currently has no securities classified as held-to-maturity or trading.


        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at market value with the unrealized holding gains and losses included as other comprehensive income (loss) in stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred sales inducements, deferred income taxes, and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses). Cash flows from available-for-sale security transactions are included in investing activities in the statements of cash flows.


        For collateralized mortgage obligations ("CMO's") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income. Included in this category is approximately $82,140 of mortgage-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2007. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. During the latter part of 2006 and all of 2007, the deterioration in the sub-prime mortgage market had an adverse impact on the overall credit markets, particularly related to the fair values of CMO's and other asset-backed securities. At December 31, 2007, the Company's securities with sub-prime exposure are rated as investment grade. The Company is exposed to credit risk associated with the sub-prime lending market and continues to monitor these investments in connection with the Company's other-than-temporary impairment policy.


        Mortgage loans are carried at the adjusted unpaid balances. Approximately 77% of the mortgage loans were acquired as part of an acquisition in 2003 and were recorded at fair value as of the purchase date. Approximately 25% of the Company's mortgage loan portfolio is located in Florida, Georgia, North Carolina, South Carolina and West Virginia. The composition of the mortgage loan portfolio by property characteristic category as of December 31, 2007, was as follows: Office 40%, Industrial 27%, Retail 9%, Residential 8%, Apartment 2%, and Other 14%. At December 31, 2007, no investments in mortgage loans were considered by management to be impaired. During 2007, the Company purchased 95 existing residential reverse mortgages. These reverse mortgages are first liens on the related residential properties located primarily in California and Florida. The outstanding loan balances at acquisition were $25,239 and the reverse mortgages had a principal limit of $40,189. Income on reverse mortgages is recognized using an effective yield based on the contractual interest rate and anticipated repayment of the mortgage. The maximum percentage of any one loan to the value of the underlying property at the time of the loan was 80% for all standard mortgage loans. The reverse mortgages have a Principal Limit Factor ("PLF") that defines the maximum amount that can be advanced to a borrower. The PLF is a function of the age of the borrower and co-borrower, if any, and the appraised value of the residential property. The maximum PLF in the Company's reverse mortgage portfolio is 62.5% of the underlying property value. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis.

        Short-term investments primarily include commercial paper and money market funds and are stated at amortized cost. Policy loans are carried at unpaid principal balances.

        Derivative instruments consist of options, futures, interest rate and credit default swaps. Options are reported at fair value, which are determined from internal financial models and compared to fair values provided by counterparties. Futures are reported at the cash balances held in counterparty variation margin accounts, which amount equals fair value. The interest rate and credit default swaps are reported at exchange or broker quoted prices.

        Other invested assets are primarily comprised of private equity investments and limited partnerships. Private equity investments and limited partnerships are recorded under the equity method of accounting in accordance with Accounting Principles Board Opinion 18 and American Institute of Certified Public Accountants ("AICPA") Statement of Position 78-9, Accounting for Investments in Real Estate Ventures where the Company owns 5% or more of the entity's equity (reported at cost where the Company owns less than 5%). These investments are reviewed for impairment on a periodic basis.

        Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments. Dividends are recorded on the ex-dividend rate.

        The Company reviews its investments to determine if declines in value are other than temporary. Factors considered in evaluating whether a decline in value is other than temporary are the length of time and magnitude by which the fair value is less than amortized cost, the financial condition, enterprise value and prospects of the investment combined with the ability and intent of the Company to hold the investment for a period of time sufficient to recover the decline in value. Other considerations are also taken into account such as, but not limited to, financial ratios and the overall assessment of the value of the enterprise. For fixed income securities, the Company also considers whether it will be able to collect the amounts due according to the contractual terms of the investment. During 2007, 2006 and 2005, the Company recorded $7,394, $1,347 and $8,016, respectively, of realized losses as a result of this analysis. These losses are included in net realized investment gains (losses).

        Cash
        Cash consists of demand deposits and non-interest bearing deposits held by custodial banks.


        Recognition of Traditional Life Revenue and Policy Benefits Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

        The liabilities for the policy benefit reserves for traditional life insurance policies of $921,216 and $824,405 at December 31, 2007 and 2006, respectively, generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity and withdrawals which were appropriate at the time the policies were issued or acquired. Interest rate assumptions ranged primarily from 6.00% to 11.25% in 2007 and 2006.

        Recognition of Revenue and Policy Benefits for Interest Sensitive Life Insurance Products and Investment Contracts ("Interest Sensitive Policies")
        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments that support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and fixed index amounts credited to the account balances.

        Policyholder reserves for universal life and other interest sensitive life insurance and investment contracts, reported in the balance sheets as policyholder account balances of $20,557,616 and $19,272,874 at December 31, 2007 and 2006, respectively, are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.00% to 7.50% in 2007 and 2006. For certain contracts, these crediting rates extend for periods in excess of one year.

        Accounting for Derivative Instruments
        Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS Nos. 137, 138, 149 and 155, requires that all derivatives be carried on the balance sheet at fair value, with certain changes in fair value reflected in other comprehensive income (loss) in the statements of stockholder's equity (for those derivatives designated as effective "cash flow hedges") while other changes in derivative fair value are reflected as net gains (losses) on derivatives in the statements of income. The changes in fair value of derivatives designated as effective fair value hedges and the changes in fair value of the hedged fixed income security are reported as a component of net gain (loss) on derivatives. For derivatives not designated as effective hedges, the change in fair value is recognized as a component of net gain (loss) on derivatives in the period of change.


        The Company uses derivatives to manage its fixed indexed and policy obligation interest guarantees and interest rate risks applicable to its investments. To mitigate these risks, the Company enters interest rate swap agreements and futures contracts and purchases equity indexed options. The interest rate swaps are accounted for as either effective cash flow hedges, effective fair value hedges or as non-hedge derivatives. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item. Effectiveness is evaluated on a retrospective and prospective basis.


        The Company has fixed indexed universal life and annuity products that have a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index ("call") options and enters exchange listed futures contracts that compensate the Company for any appreciation over the strike price and substantively offsets the corresponding increase in the policyholder obligation. The futures contracts are adjusted to market value each day, which mark-to-market is settled in cash daily through the Company's variation margin accounts maintained with the counterparty. Gains or losses during the time a futures contract is outstanding are reported as gains or (losses) on derivatives. The Company amortizes the cost of the indexed options against investment income over the term of the option, which is typically one year. In accordance with SFAS No. 133 as amended, the Company adjusts the carrying value of the options from amortized cost to fair value with any change reflected as net gain or (loss) on derivatives in the statements of income. When the option matures, any value received by the Company is reflected as investment income offset by the amount credited to the policyholder.


        The SFAS No. 133 Derivative Implementation Group Issue No. B36, Embedded
        Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments ("DIG B36") provides guidance for determining when certain reinsurance arrangements and debt instruments contain embedded derivatives requiring bifurcation due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor. The provisions of DIG B36 impact two large coinsurance with funds withheld agreements with an outside reinsurance company applicable to specified annuity policies issued by the Company.


        The agreements between the Company and its derivatives counterparties requires the posting of collateral when the market value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the balance sheets in short-term investments with a corresponding liability reported in repurchase agreements, other borrowings and collateral on derivatives.


        SFAS No. 155, Accounting for Certain Hybrid Financial Instruments ("SFAS 155") became effective in 2007 and is an amendment to SFAS No. 133. This statement permits fair value measurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation. The Company purchased three securities in 2007 with embedded derivatives and the Company has elected fair value measurement in accordance with the guidance in SFAS 155. As such, any change in the fair value of the security will be reported as a gain (loss) on derivatives. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2007 was $68,000. There was no gain or loss reported during the 2007 holding period. The decision to elect fair value measurement is made on an instrument-by-instrument basis under the guidance of SFAS 155. The Company will make election of fair value measurement at the time of any future acquisitions of hybrid financial instruments.


        Repurchase Agreements
        As part of its investment strategy, the Company enters into reverse repurchase agreements and dollar-roll transactions to increase the Company's investment return. The Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the market value of the underlying collateral securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar-rolls are similar to reverse repurchase agreements except that, with dollar-rolls, the repurchase involves securities that are only substantially the same as the securities sold. As of December 31, 2007 and 2006, there were $2,187,540 and $1,955,956, respectively, of such agreements outstanding. The collateral for these agreements is held in fixed maturities in the consolidated balance sheets.


        Deferred Policy Acquisition Costs ("DAC")
        Policy acquisition costs that vary with, and are primarily related to the production of new business, are deferred into the DAC asset to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, policy issuance, marketing, underwriting, and certain variable agency expenses. For traditional insurance policies, such costs are amortized over the estimated premium payment period of the related policies in proportion to the ratio of annual premium revenues to the total anticipated premium revenues. For interest sensitive policies, these costs are amortized over the lives of the policies in relation to the present value of actual and estimated gross profits, subject to regular evaluation and retroactive revision to reflect actual emerging experience. Recoverability of DAC is evaluated on an annual basis by comparing the current estimate of future profits to the unamortized asset balance.


        Deferred Sales Inducements ("DSI")
        The Company defers certain sales inducement costs into a DSI asset. Sales inducements are primarily premium bonuses and bonus interest on the Company's annuity products. AICPA Statement of Position 03-1 ("SOP 03-1") provides guidance on accounting and reporting for certain sales inducements whereby capitalized costs are reported separately in the balance sheets and the amortization of the capitalized sales inducements is reported as a separate component of insurance benefits in the statements of income.


        To the extent that unrealized investment gains or losses on available for sale securities would result in an adjustment to the amortization pattern of DAC and DSI had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income (loss) as an offset to the unrealized investment gains or losses on available for sale securities.


        Present Value of Future Profits of Acquired Businesses ("PVFP") The PVFP represents the portion of the purchase price of blocks of businesses that was allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. Based on current conditions and assumptions as to future events, the Company expects to amortize $2,908, $2,756, $2,653, $1,662 and $1,281 of the existing PVFP over the next five years.


        Retrospective adjustments of these amounts are made periodically upon revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.


        Policy Claims and Benefits Payable
        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future charges in claim severity and frequency. Estimates are periodically reviewed and adjustments are reflected in current operations.


        Variable Life and Annuity Products
        A portion of the separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The Company reports this portion of its separate account assets at market value; the underlying investment risks are assumed by the contractholders. The Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the balance sheets. The Company records the fees earned for administrative and contractholder services performed for the separate accounts in other income of the statements of income.


        Bank Owned Life Insurance Products
        A portion of the separate accounts held by the Company relates to bank owned life insurance policies that are nonindexed with fixed guarantees. These amounts are subject to limited discretionary withdrawal at book value without a market value adjustment. The Company reports this portion of its separate account assets at book value; the underlying investment risks are assumed by the Company. The Company combines the assets and liabilities associated with this business into the respective assets and liabilities lines of the balance sheets in accordance with SOP 03-1.


        Dividends and Distributions
        Payment of dividends or other distributions are limited by statute, which is generally limited to the greater of the insurance company's statutory net income or 10% of the insurance company's statutory surplus.


        Federal Income Taxes
        The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.


        Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.


        Comprehensive Income
        The Company follows the reporting concept of "Comprehensive Income" which requires the reporting of comprehensive income is addition to net income. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Comprehensive income for the Company includes net income and other comprehensive income, which includes unrealized investment gains (losses) on available for sale securities net of related adjustments to deferred policy acquisition costs, deferred sales inducements, and deferred income taxes and additional pension and post-retirement benefits liabilities. In addition, certain interest rate swaps are accounted for as cash flow hedges with the change in the fair value of the swap reflected in other comprehensive income.


        Reclassification
        Certain items in the 2006 and 2005 financial statements have been reclassified to conform to the 2007 presentation.


2.      Recently Issued Accounting Standards


        Fair Value Measurements
        In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value and establishes a framework for measuring fair value. SFAS 157 is effective for fiscal years beginning after November 15, 2007. The Company is currently evaluating the effect of SFAS 157.


        Fair Value Options
        In February 2007, the FASB issued SFAS No. 159, Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 allows companies to elect to fair value certain financial assets and financial liabilities. The election is irrevocable and is made contract by contract. The election is made upon initial adoption of SFAS 159 for existing assets and liabilities and subsequently on acquisition of new assets or liabilities. SFAS 159 is effective for years beginning after November 15, 2007. The Company is currently evaluating its election alternatives under SFAS 159.


        Business Combinations
        In December 2007, the FASB issued SFAS No. 141(R), Business Combinations ("SFAS 141(R)"). This standard revises the previously issued SFAS No. 141 and will change how companies account for business acquisitions. The new standard applies greater use of fair values to acquired assets and liabilities and will introduce more volatility into earnings subsequent to acquisitions. SFAS 141 (R) is effective for fiscal years beginning on or after December 15, 2008 and early adoption is not permitted. The standard would have an impact on the financial statements of the Company for any acquisition made after that date.


        Noncontrolling Interests
        In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an amendment to ARB No. 51 ("SFAS 160"). SFAS 160 will change the accounting and reporting for minority interests, which will now be characterized as noncontrolling interests. Upon adoption, noncontrolling interests will be classified as a component of stockholder's equity whereas now minority interests are classified as a liability. The initial reported value of noncontrolling interests will be at fair value. SFAS 160 is effective for fiscal years beginning on or after December 15, 2008 and early adoption is not permitted. SFAS requires retroactive adoption of the presentation and disclosure for existing noncontrolling interests. All other requirements of SFAS 160 will be applied prospectively. The Company does not currently have any reported minority interests, but this standard will impact any noncontrolling interests that may arise up to or after the effective date.


3.      Fair Value of Financial Instruments


        The carrying value and estimated fair value of the Company's financial instruments are as follows:


                                                              December 31, 2007                      December 31, 2006
                                                     ------------------------------------   ------------------------------------
                                                         Carrying          Estimated            Carrying          Estimated
                                                          Value            Fair Value            Value            Fair Value
Financial assets
    Fixed maturities,
     available-for-sale                                $19,971,051        $19,971,051         $18,275,097        $18,275,097
    Equity securities,
     available-for-sale                                    456,109            456,109             552,734            552,734
    Mortgage loans                                         294,133            299,483             311,305            307,515
    Short-term investments                                 256,008            256,008             382,545            382,545
    Derivative instruments                                 172,808            172,808             286,141            286,141
    Other invested assets                                  317,134            317,134             245,097            245,097
Financial liabilities
    Investment-type insurance contracts                 11,707,600         10,104,162          10,932,552          9,340,001
    Repurchase agreements, other borrowings
      and collateral on derivatives                      2,321,092          2,321,092           2,223,497          2,223,497



4.      Investments and Investment Income


        Fixed Maturities and Equity Security Investments
        The amortized cost, estimated fair value, gross unrealized gains and gross unrealized losses of fixed maturities and equity securities classified as available-for-sale at December 31, 2007 and 2006 are as follows:



                                                                    December 31, 2007
                                      ----------------------------------------------------------------------
                                                             Gross            Gross           Estimated
                                         Amortized         Unrealized      Unrealized            Fair
                                            Cost             Gains           Losses             Value
Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                          $ 4,179,199        $ 117,590        $  7,817         $ 4,288,972
    Corporate securities                     7,327,109           76,913         219,768           7,184,254
    Mortgage-backed securities               8,424,741          121,926         169,852           8,376,815
    Other debt securities                      120,011            4,406           3,407             121,010
                                      -----------------  ---------------  --------------   -----------------
             Total fixed maturities         20,051,060          320,835         400,844          19,971,051
Equity securities                              519,394            4,504          67,789             456,109
                                      -----------------  ---------------  --------------   -----------------
             Total available-for-
              sale                         $20,570,454        $ 325,339       $ 468,633         $20,427,160
                                      -----------------  ---------------  --------------   -----------------



                                                                  December 31, 2006
                                      ----------------------------------------------------------------------
                                                             Gross            Gross           Estimated
                                         Amortized         Unrealized      Unrealized            Fair
                                            Cost             Gains           Losses             Value
Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                          $ 5,103,446         $ 52,277        $ 36,393         $ 5,119,330
    Corporate securities                     6,828,683           93,332          84,757           6,837,258
    Mortgage-backed securities               6,153,421           71,169          39,100           6,185,490
    Other debt securities                      130,492            5,234           2,707             133,019
                                      -----------------  ---------------  --------------   -----------------
             Total fixed maturities         18,216,042          222,012         162,957          18,275,097
Equity securities                              537,194           17,772           2,232             552,734
                                      -----------------  ---------------  --------------   -----------------
             Total available-for-
              sale                         $18,753,236        $ 239,784       $ 165,189         $18,827,831
                                      -----------------  ---------------  --------------   -----------------


        The following table shows the Company's gross unrealized losses and fair value on its available for sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.


                                                                 December 31, 2007
                           --------------------------------------------------------------------------------------------
                               Less than 12 months              12 months or more            Total
                           -----------------------------   ----------------------------   -----------------------------
                               Fair         Unrealized         Fair        Unrealized         Fair         Unrealized
                               Value          Losses          Value          Losses          Value           Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                   $ 295,942       $  2,913       $ 385,843       $  4,904       $ 681,785        $  7,817
   Corporate securities        1,788,513         97,440       2,234,024        122,328       4,022,537         219,768
   Mortgage-backed
    securities                 1,868,416         97,395       1,068,697         72,457       2,937,113         169,852
   Other debt securities           5,180             15          42,758          3,392          47,938           3,407
                           --------------  -------------   -------------  -------------   -------------   -------------
           Total fixed
            maturities         3,958,051        197,763       3,731,322        203,081       7,689,373         400,844
Equity securities                234,423         42,717         105,364         25,072         339,787          67,789
                           --------------  -------------   -------------  -------------   -------------   -------------
           Total available-
            for-sale          $4,192,474      $ 240,480      $3,836,686      $ 228,153      $8,029,160       $ 468,633
                           --------------  -------------   -------------  -------------   -------------   -------------




                                                          December 31, 2006
                           --------------------------------------------------------------------------------------------
                               Less than 12 months              12 months or more            Total
                           -----------------------------   ----------------------------   -----------------------------
                               Fair         Unrealized         Fair        Unrealized         Fair         Unrealized
                               Value          Losses          Value          Losses          Value           Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                  $1,929,128      $  12,871       $ 814,373      $  23,522      $2,743,501       $  36,393
   Corporate securities        1,356,387         17,273       2,323,009         67,484       3,679,396          84,757
   Mortgage-backed
    securities                 1,075,399          7,606       1,221,709         31,494       2,297,108          39,100
   Other debt securities          53,452          2,059          12,882            648          66,334           2,707
                           --------------  -------------   -------------  -------------   -------------   -------------
           Total fixed
            maturities         4,414,366         39,809       4,371,973        123,148       8,786,339         162,957
Equity securities                 47,554            834          67,726          1,398         115,280           2,232
                           --------------  -------------   -------------  -------------   -------------   -------------
           Total available-
            for-sale          $4,461,920      $  40,643      $4,439,699      $ 124,546      $8,901,619       $ 165,189
                           --------------  -------------   -------------  -------------   -------------   -------------



        At December 31, 2007, the Company held approximately 3,555 positions in fixed income and equity securities. The above table, as of December 31, 2007 includes 1,737 securities of 542 issuers. Approximately 91% of the unrealized losses on fixed maturities at December 31, 2007 were securities rated investment grade. Investment grade securities are defined as those securities rated AAA through BBB- by Standard & Poors. Approximately 9% of the unrealized losses on fixed maturities at December 31, 2007 were on securities rated below investment grade. Equity securities in the above table consist primarily of non-redeemable preferred stocks. These securities are reviewed for impairment in the same manner as the fixed income securities. The Company monitors the financial position and operations of the issuers rated below investment grade and certain investment grade securities in cases where the Company has concerns about credit quality. In determining whether an unrealized loss is other than temporary, the Company will consider factors such as business prospects, status of issuer industry, security ratings, size and length of time the security has been in an unrealized loss position and the Company's intent and ability to hold the security until it recovers its value. The Company monitors securities that have a fair value less than 80 percent of amortized cost. In some cases a security will be considered impaired if its fair value is less than 80 percent of its amortized cost for a period of greater than twelve months. At December 31, 2007, fixed income and equity securities in an unrealized loss position had fair value equal to approximately 95 percent of amortized cost. In a majority of the unrealized loss positions, the unrealized loss is due to increases in market interest rates or changes in credit spreads since the securities were acquired. In addition, the market for fixed income securities experienced a high degree of volatility during 2007 due to the deterioration of the subprime mortgage market. This continued to adversely impact the credit markets at December 31, 2007, particularly related to the fair values of CMOs and other asset-backed securities. At December 31, 2007, the Company has the ability and intent to hold the securities that are in an unrealized loss position until the fair value increases to amortized cost, which may be maturity. Equity securities typically do not have a maturity or redemption date and the Company takes this fact into consideration when determining whether it has the intent to hold the security until recovery. Therefore, the Company does not consider these securities to be other than temporarily impaired at December 31, 2007.


        As a result of the Company's review of other than temporary impairments of investment securities, the Company took write-downs of $7,394, $1,347 and $8,016 during 2007, 2006 and 2005, respectively. The 2007 write-downs were applicable to two asset backed securities with some sub-prime exposure ($2,506), two private placement corporate securities that defaulted on interest payments during the latter part of 2007 ($2,540), one commercial mortgage loan that was subsequently sold at auction for a price slightly higher than its written-down value ($605) and one corporate security that has been in an unrealized loss position for over twelve months and was determined to be other than temporary ($1,743). The 2006 write-downs were applicable to one issuer in the printing business. The Company believes the long-term prospects for the issuer were positive but recorded the write-down primarily due to the sales of the securities of the same issuer at realized losses during 2006. In 2005 the Company took a write-down of $4,977 applicable to a Kamp Re catastrophe bond that became impaired as a result of Hurricane Katrina. The Company also took write-downs in 2005 for other than temporary impairments on two securities related to Northwest Airlines for $3,211. The Company considered these securities to be other than temporarily impaired due to the Chapter 11 bankruptcy filing by Northwest Airlines.


        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2007, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                 Amortized         Estimated
                                                   Cost           Fair Value

Due in one year or less                          $  131,737        $  131,395
Due after one year through five years             1,281,001         1,283,263
Due after five years through ten years            2,989,058         2,950,440
Due after ten years                               7,224,523         7,229,138
Securities not due at a single maturity date
  (primarily mortgage-backed securities)          8,424,741         8,376,815
                                              --------------   ---------------
              Total fixed maturities            $20,051,060       $19,971,051
                                              --------------   ---------------



        Midland National is a member of the Federal Home Loan Bank of Des Moines ("FHLB"). In order to maintain its membership, the Company was required to purchase FHLB equity securities that total $11,113 as of December 31, 2007. These securities are included in equity securities and are carried at cost. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount the Company can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2007, the Company had an outstanding advance of $25,000 from FHLB (see Note 6).


        Investment Income and Investment Gains (Losses) Major categories of investment income are summarized as follows:


                                                                  2007               2006               2005

Gross investment income
    Fixed maturities                                             $ 980,599          $ 904,843          $ 796,652
    Equity securities                                               30,345             37,361             20,836
    Mortgage loans                                                  18,370             22,362             25,836
    Policy loans                                                    21,333             20,640             20,028
    Short-term investments                                          23,435             20,836              8,037
    Derivative instruments                                         118,670             39,534             (7,163)
    Other invested assets                                           74,583             37,132             27,184
                                                           ----------------   ----------------   ----------------
              Total gross investment income                      1,267,335          1,082,708            891,410
Less:  Investment expenses                                         131,697            129,268             79,758
                                                           ----------------   ----------------   ----------------
              Net investment income                             $1,135,638          $ 953,440          $ 811,652
                                                           ----------------   ----------------   ----------------




        Investment expenses primarily consist of investment advisor fees, interest expense on securities lending and interest related to derivative collateral liabilities.


        The major categories of realized investment gains (losses) reflected in the statements of income are summarized as follows:


                                                                   2007               2006               2005

Fixed maturities                                                 $  81,427          $ (28,021)         $ (31,550)
Equity securities                                                  (10,195)            (1,478)             3,786
Mortgage loans                                                        (560)             2,300                515
Gain on termination of swaps                                             -                481                299
Short-term investments                                               1,265                552                706
                                                           ----------------   ----------------   ----------------
              Net investment gains (losses)                      $  71,937          $ (26,166)         $ (26,244)
                                                           ----------------   ----------------   ----------------




        Included in realized investment gains (losses) on the fixed maturities in 2007 and 2006 are gains of $1,560 and $9,147, respectively, related to recoveries from WorldCom, Inc. The Company sold its investments in WorldCom, Inc. in 2002 and recorded a pre-tax loss of $18,119. The recoveries are the result of a federal securities law class action brought on behalf of WorldCom, Inc. securities purchasers against various parties involved with WorldCom, Inc.


        During 2006 and 2005, the Company terminated interest rate swaps in situations where the underlying hedged assets were either called or sold. These swaps were previously accounted for as effective cash flow hedges and the proceeds from termination are reflected as realized gains or losses. In 2006 and 2005, the Company terminated effective cash flow interest rate swaps with notional amounts of $116,500 and $72,389 and realized net gains on the terminations of $481 and $299, respectively.


        Proceeds from the sale of available for sale securities and the gross realized gains and losses on these sales (prior to gains (losses) ceded and excluding maturities, calls, and prepayments) during 2007, 2006 and 2005 were as follows:



                                         2007                            2006                           2005
                           -------------------------------  -----------------------------  -----------------------------
                                Fixed           Equity           Fixed          Equity          Fixed          Equity
                              Maturities      Securities      Maturities      Securities     Maturities      Securities

Proceeds from sales         $ 8,029,528       $ 583,672    $ 11,022,004      $ 855,462      $8,635,952      $ 130,345
Gross realized gains             54,114           5,334          27,994          3,591          33,449          2,449
Gross realized (losses)         (54,065)        (15,325)        (78,699)        (4,724)        (56,323)          (604)




        Credit Risk Concentration
        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government Agency or Authority, the Company had no investment in one entity which exceeded 10% of the Company's stockholder's equity at December 31, 2007.


        Variable Interest Entities
        In January 2003, the FASB issued Financial Interpretation No. 46 (revised December 2003) ("FIN 46(R)"), Consolidation of Variable Interest Entities. Under FIN 46(R), a company is required to consolidate a variable interest entity ("VIE") if the company is the primary beneficiary of the VIE. A VIE is defined as an entity whose equity investors do not have a controlling financial interest or do not have sufficient capital at risk for the entity to finance its activities without additional financial support from other parties. A company is deemed to be the primary beneficiary of a VIE if it expects to absorb a majority of the entities losses or receive a majority of the VIE's residual returns, or both.


        As of December 31, 2007, the Company has investments in limited partnerships and private equity investments that are reviewed to determine if any are variable interest entities. Some of these investments are VIE's, but in each case the Company has determined it is not the primary beneficiary. In accordance with FIN 46(R) guidance, the Company will continue to evaluate its position in the future as circumstances may change and the entity could be determined to be a VIE and the Company could become a primary beneficiary, in which case the Company would consolidate the variable interest entity into its financial statements.


        Other
        At December 31, 2007 and 2006, securities amounting to $3,171 and $3,136, respectively, were on deposit with regulatory authorities as required by law. These consist of fixed maturity securities reported in the balance sheets at fair value and have an amortized cost of $3,041 and $3,133, respectively.


5.      Derivative Instruments and Hedging Activities


        Index Options and Futures
        The Company uses various derivative instruments to manage its exposure to interest rate risk and to meet its policy guarantee obligations. The Company has approximately $6,314,729 of annuity and universal life policy account value as of December 31, 2007 (net of ($2,568,124) annuities ceded to an unrelated reinsurer), that provide for a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index options that compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts to compensate it for increases in the same indexes. The Company classifies these as derivative instruments. The Company amortizes the cost of the index options against investment income over the term of the option, which is typically one year. The futures contracts have no initial cost and are marked-to-market daily. That daily mark-to-market is settled through the Company's variation margin accounts maintained with the counterparty. In accordance with SFAS No. 133 as amended, the Company reports the change in the fair value of index options and the change in the futures variation margin accounts as gain (loss) on derivatives, which amounts were ($134,767) in 2007, $77,227 in 2006 and ($29,602) in 2005. Offsetting these amounts are the changes in fair value of the derivatives embedded in the equity indexed product liabilities, which amounts were $81,716 in 2007, ($19,781) in 2006 and $108,043 in 2005. When the options and futures contracts mature, the value received by the Company is reflected as investment income ($321,521, $203,712 and $125,330 in 2007, 2006 and
        2005, respectively) offset by the amount credited to the policyholder ($301,939, $190,534 and $121,710 in 2007, 2006 and 2005, respectively).


        The fair value of the embedded options related to the policyholder obligations (liability values) is based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using the current risk free rate consistent with the duration of the liability. This value is then compared to the carrying value of the liability to calculate any gain or loss that is reflected in the statements of income as a gain (loss) on derivatives. To the extent that these changes in values impact the earnings pattern of the product and thus the amortization pattern of the DAC and DSI, an adjustment to the amortization of DAC and DSI is made.


       The following relates to the options and futures owned as of December 31:

                                                   2007               2006

        Net notional amount                     $5,481,581         $4,993,814
        Amortized cost of options                  138,652            131,373
        Estimated fair value of assets             176,641            285,016



        The Company has two coinsurance with funds withheld reinsurance agreements with an unaffiliated reinsurer that fall under the guidance of SFAS No. 133 Implementation Issue No. B36. Under this pronouncement, the Company's reinsurance agreements contain embedded derivatives that require bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the credit worthiness of the Company. The embedded derivatives contained in the funds withheld liability are similar to a total return swap since the Company cedes the total return on a designated investment portfolio to the outside reinsurer. This liability is netted in the balance sheets in reinsurance receivables. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaties, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivatives embedded in the funds withheld coinsurance agreements is equal to the difference between the fair value of the assets in the portfolio designated under the coinsurance agreements and the fair value of the policy liabilities estimated from the cash flow models. The net change in the reported value of the embedded derivatives was a gain of $176,391 in 2007, a loss of $18,703 in 2006 and a gain of $1,777 in 2005, and is reported in net gain (loss) on derivatives in the statements of income.

        Cash Flow Hedges
        The Company has a number of investments which pay interest on a variable rate tied to a benchmark interest rate. The Company has entered into interest rate swaps that effectively convert the variable cash flows to fixed over the life of the swaps. These swaps pay the Company fixed rates while the Company is obligated to pay variable rates based on the same benchmark interest rate as the hedged asset. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash-flow hedges and are reported at fair value ($2,739 in 2007 and ($1,129) in 2006) in the balance sheets with the change in fair value reported as a component of other comprehensive income for the effective portion of the hedge ($3,867 in 2007, ($6,782) in 2006 and ($5,446) in 2005). The cash-flow hedge swaps have stated maturities of 2025 and 2026. Periodic cash flow interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate swaps excludes the current period accruals.

        The following summarizes the cash-flow hedge interest rate swaps in 2007 and 2006:

                                             2007                   2006

Notional amounts                             $ 125,810              $ 125,810
Fixed rates to receive (range)           5.49% to 5.74%         5.49% to 5.74%
Current variable rates to pay (range)    4.79% to 5.39%         5.36% to 5.55%


        Fair Value Hedges
        The Company has entered into interest rate swap agreements that pay a variable rate of interest to the Company and the Company pays a fixed rate of interest to the counterparty. These swaps hedge the fair value of specific available-for-sale fixed income securities and are important components of the Company's asset-liability management. It is anticipated that changes in the fair values of the fixed income securities due to changes in interest rates will be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps are considered effective hedges and are reported in the balance sheets at fair value (($286) in 2007 and $1,762 in 2006) with the changes in fair value of the swaps and hedged available-for-sale fixed income investments reported as components of net gains on derivatives in the statements of income (($1,548) in 2007, $735 in 2006 and $28 in 2005). The fair value hedge swaps have stated maturities ranging from 2008 to 2011. Periodic fair value interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate swaps excludes the current period accruals.


        The following table summarizes the fair value interest rate swaps and hedged available-for-sale fixed income securities:



                                                  2007                2006

Notional amounts                                $   68,232          $   68,232
Fixed rates to pay (range)                   3.20% to 4.45%      3.20% to 4.45%
Current variable rates to receive (range)    4.82% to 5.51%      5.36% to 5.61%



        Other Derivatives
        The Company has also entered into interest rate and credit default swap agreements to help manage its overall exposure to interest rate changes and credit events. These swaps do not hedge specific assets or liabilities and as such are not accounted for as effective hedges. Included in the non-hedge swaps are credit default swaps where the Company is a protection provider and a protection buyer. In accordance with SFAS 133, these swaps are reported at fair value (($6,286) and $492 at December 31, 2007 and 2006, respectively) in the balance sheets and changes in the fair value (($5,756) in 2007, $2,789 in 2006 and $5,518 in 2005) are reported as a component of net gains on derivatives in the statements of income. Included in the non-hedge swaps is the ineffective portions of cash flow and fair value interest rate swaps. The non-hedge swaps have stated maturities ranging from 2009 to 2026. Periodic interest rate and credit default swap settlements and current period changes in the swap accruals for these non-hedge swaps are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate and credit default swaps excludes the current period accruals.


        The following table summarizes the interest rate and credit default swaps not accounted for as effective hedges:

                                                             2007                   2006

Notional amounts, interest rate swaps                    $   148,089             $   89,090
Notional amounts, credit default swaps                   $   233,300             $   85,000
Fixed rates, interest rate swaps (range)               3.88% to 5.66%         4.20% to 5.25%
Current variable rates, interest rate swaps (range)    4.99% to 5.40%         5.35% to 5.66%
Credit default swaps, receive                          0.50% to 1.18%             0.75%
Credit default swaps, pay                              0.11% to 0.32%         0.22% to 0.25%


        The Company generally limits its selection of counterparties that are obligated under its derivative contracts to those within the "A" credit rating or above. Entering into such agreements from financial institutions with long-standing performance records minimizes the risk. The amounts of such exposure are essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the financial institution. Collateral posted at December 31, 2007 and 2006, applicable to all derivative investments was $108,552 and $267,542, respectively, and is reflected in the balance sheets in short-term investments. The obligation to repay the collateral is reflected in the balance sheets in repurchase agreements, other borrowings and collateral on derivatives.

6.      Borrowings

        During 2007, the Company borrowed $25,000 from the FHLB in accordance with the terms of its membership agreement. The purpose of the borrowing was to complement the Company's security lending program. The outstanding balance at December 31, 2007 of $25,000 is reported as a component of repurchase agreements, other borrowings and collateral on derivatives. The initial borrowing was for a 90 day period that matured on November 23, 2007. The borrowing was renewed for an additional 90 day period and matured on February 25, 2008. The interest rate for the initial period was 5.05% and is 4.53% for the current 90 day period. The Company renewed the borrowing on February 25, 2008 for an additional 90 day period at an interest rate of 2.90%. Interest expense incurred during 2007 was $449 and is reported as a component of net investment income. The fair value of this borrowing approximates its reported value due to its short maturity.


        In accordance with the FHLB membership agreement, the Company was required to purchase $1,113 of additional FHLB common stock, representing 4.45% of the amount borrowed. In addition, the Company has posted agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowing as collateral.


7.      DAC, DSI and PVFP


        Policy acquisition costs of new and acquired business, deferred and amortized for the years ended December 31, 2007, 2006 and 2005 are as follows:


                                                                            2007               2006               2005


DAC, beginning of year                                                      $1,341,489         $1,198,367         $1,019,716
Commissions deferred                                                           185,358            218,882            200,252
Underwriting and acquisition expenses deferred                                  42,299             36,418             29,538
Change in offset to unrealized losses                                           85,062             54,707            128,199
Reclassification to deferred sales inducements                                       -                  -             (3,939)
Reclassification to policy benefit reserves                                          -                  -             (3,682)
Amortization related to operations                                            (200,201)          (142,048)          (129,341)
Amortization related to SFAS No. 133                                           (31,145)           (24,837)           (42,376)
                                                                      -----------------  -----------------  -----------------
DAC, end of year                                                            $1,422,862         $1,341,489         $1,198,367
                                                                      -----------------  -----------------  -----------------


        The composition of DSI for the years ended December 31, 2007, 2006 and 2005 is summarized below:



                                                                           2007               2006               2005

DSI, beginning of year                                                      $ 414,545          $ 354,330          $ 275,863
Sales inducements costs deferred                                               82,688            103,768             97,997
Change in offset to unrealized losses                                          25,871              6,344             19,292
Reclassification from deferred acquisition costs                                    -                  -              3,939
Amortization related to operations                                            (59,006)           (31,086)           (26,764)
Amortization related to SFAS No. 133                                          (21,328)           (18,811)           (15,997)
                                                                      ----------------   ----------------   ----------------
DSI, end of year                                                            $ 442,770          $ 414,545          $ 354,330
                                                                      ----------------   ----------------   ----------------



        The composition of the PVFP for the years ended December 31, 2007, 2006 and 2005 is summarized below:


                                 2007               2006               2005

PVFP, beginning of year        $  34,129          $  39,017          $  43,254
Amortization                     (5,362)            (4,888)            (4,237)
                             ------------   ----------------   ----------------
PVFP, end of year              $  28,767          $  34,129          $  39,017
                             ------------   ----------------   ----------------



8.      Reinsurance


        The Company is involved in both the cession and assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:



                                               2007                           2006                           2005
                                    ----------------------------   ----------------------------   ----------------------------
                                       Ceded          Assumed         Ceded         Assumed          Ceded         Assumed

Premiums and deposits
   on investment contracts           $750,611         $  787        $830,945         $  738        $915,666         $  508
Claims and investment
   contract withdrawals               165,611          4,155         142,039          4,493         107,737         (3,018)



        The Company generally reinsures the excess of each individual risk over $1,000 on ordinary life policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally only reinsures with companies rated "A" or better by A.M. Best.


        In addition to the risk reinsurance described above, the Company is also party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies issued from January 1, 2002 through March 31, 2005 and 60% of substantially all policies issued since April 1, 2005 of specific annuity plans. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory reserve associated with these policies. The Company has netted the funds withheld liability of $3,310,967 and $2,798,108 against the reserve credits of $3,960,929 and $3,353,334 in reinsurance receivables in the December 31, 2007 and 2006, respectively, balance sheets. These agreements increased (decreased) the following financial statements lines as follows:



                                                                          2007             2006             2005

Assets
    Deferred policy acquisition costs                                  $ (367,143)      $ (329,633)      $ (271,855)
    Deferred sales inducements                                           (295,408)        (253,859)        (200,230)
    Reinsurance receivables                                               656,661          614,434          504,019
    Other receivables and other assets                                     21,312                -                -
Liabilities
    Other liabilities                                                           -              868            2,385
Revenues
    Interest sensitive life and investment product charges                (11,410)          (7,846)          (4,662)
    Net investment income                                                (212,557)        (149,870)         (98,968)
Benefits and expenses
    Benefits incurred                                                        (269)            (246)            (197)
    Interest credited to policyholder account balances                   (147,425)         (99,357)         (66,791)
    Operating expenses                                                     (3,214)          (2,235)          (2,255)
    Amortization of deferred acquisition costs and
     present value of future profits of acquired businesses               (34,104)         (25,482)         (15,596)
    Amortization of deferred sales inducements                            (25,973)         (18,642)         (11,254)



        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.


9.      Accumulated Other Comprehensive (Loss) Income


        The components of accumulated other comprehensive (loss) income are as follows:



                                                                                   2007               2006

Net unrealized (loss) gain - available-for-sale securities                         $ (138,287)         $  80,103
Net unrealized gain (loss) - derivative instruments                                     2,739             (1,129)
DAC                                                                                    40,570            (44,492)
DSI                                                                                    18,288             (7,583)
Deferred income taxes                                                                  26,842             (9,415)
                                                                             -----------------  -----------------

                                                                                      (49,848)            17,484
Pension liability (net of taxes $0 and $2,510)                                              -             (4,661)

Unrecognized actuarial net loss related to pension and
 other post-retirement liabilities (net of taxes $3,064 and $0)                        (5,692)                 -
                                                                             -----------------  -----------------

              Accumulated other comprehensive (loss) income                         $ (55,540)         $  12,823
                                                                             -----------------  -----------------



        The following table sets forth the changes in each component of accumulated other comprehensive income (loss).



                                                                                   2007               2006             2005

Unrealized holding (losses) gains arising in the
 current period
    Fixed maturities                                                                $ (58,139)        $ (127,441)      $(255,330)
    Equity securities                                                                 (89,019)             3,258          (2,424)
    Derivative instruments                                                              3,868             (6,782)         (5,446)
    Reclassification adjustment for losses (gains) released
     into income                                                                      (71,232)            29,499          27,764
    Impact of DAC                                                                      85,062             54,707         128,199
    Impact of DSI                                                                      25,871              6,344          19,292
    Impact of deferred income taxes                                                    36,257             14,145          30,781
                                                                             -----------------  -----------------  --------------

                                                                                      (67,332)           (26,270)        (57,164)

    Impact of pension liability                                                         1,407                652          (1,638)

    SFAS Statement No. 158 adoption adjustment                                         (2,438)                 -               -
                                                                             -----------------  -----------------  --------------

         Net other comprehensive loss                                               $ (68,363)         $ (25,618)       $(58,802)
                                                                             -----------------  -----------------  --------------


        The unrealized investment (loss) gain on available for sale securities and derivative instruments is adjusted by DAC, DSI and deferred income taxes and is included in the statements of stockholder's equity.


10.     Income Taxes


        The significant components of the provision for income taxes are as follows:



                                                      2007               2006               2005

     Current                                           $  86,009          $  68,577          $  69,493
     Deferred                                             48,077             12,326               (486)
                                                 ----------------   ----------------   ----------------
     Total federal income tax expense                  $ 134,086          $  80,903          $  69,007
                                                 ----------------   ----------------   ----------------



        The components of the federal income tax asset are as follows:



                                                 2007               2006

Net deferred income tax asset                    $ 132,987          $ 144,253
Income taxes currently receivable                   24,580              1,331
                                             --------------  -----------------
              Total income tax asset             $ 157,567          $ 145,584
                                             --------------  -----------------


        The difference between the provision for income taxes attributable to income before income taxes and the amounts that would be expected using the U.S. Federal statutory income tax rate of 35% in 2007, 2006 and 2005 are as follows:



                                                                   2007               2006               2005

At statutory federal income tax rate                             $ 136,312          $  83,027          $  76,287
Dividends received deductions                                       (1,551)              (835)              (721)
Other, net                                                            (675)            (1,289)            (6,559)
                                                           ----------------   ----------------   ----------------
              Total income tax expense                           $ 134,086          $  80,903          $  69,007
                                                           ----------------   ----------------   ----------------


        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2007 and 2006 are as follows:



                                                                                        2007               2006

Deferred income tax assets
    Policy liabilities and reserves                                                      $ 598,525          $ 667,470
    Investments                                                                             50,082                  -
    Other, net                                                                              31,475              6,778
                                                                                  -----------------  -----------------
              Total deferred income tax assets                                             680,082            674,248
                                                                                  -----------------  -----------------
Deferred income tax liabilities
    Investments                                                                                  -            (10,364)
    Present value of future profits of acquired business                                   (10,068)           (11,945)
    Deferred policy acquisition costs and deferred sales inducements                      (537,027)          (507,686)
                                                                                  -----------------  -----------------
              Total deferred income tax liabilities                                       (547,095)          (529,995)
                                                                                  -----------------  -----------------
              Net deferred income tax asset                                              $ 132,987          $ 144,253
                                                                                  -----------------  -----------------


        In assessing the realizability of deferred tax assets, management considers whether it is more likely than not, that some portion or all of the deferred tax assets will not be realized. Based on management's analysis of the realization of deferred tax assets, it is management's opinion that the Company will have sufficient future taxable income to realize all of the deferred tax assets at December 31, 2007 and no valuation allowance is necessary.


        The Company adopted FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), as of January 1, 2007. FIN 48 clarifies the accounting for uncertainty in income taxes in an entity's financial statements pursuant to SFAS Statement No. 109, Accounting for Income Taxes, and provides thresholds for recognizing and measuring benefits of a tax position taken or expected to be taken in a tax return. Consequently, the company recognizes tax benefits only on tax positions where it is "more likely that not" to prevail. There was no effect on the Company's financial statements from adopting FIN 48.


        A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:


Balance at January 1, 2007                                           $  1,257
Additions based on tax positions related to the current year                -
Additions based on tax positions related to prior years                   150
Reductions for tax positions of prior years                                 -
Settlements/Statute expiration                                              -
                                                                  ------------
Balance at December 31, 2007                                         $  1,407
                                                                  ------------


        The Company anticipates it is reasonably possible that the unrecognized benefits will decrease in the range of $500 to $800 by the end of 2008. The Company recognizes interest and/or penalties as a component of tax expense. The Company had approximately $23 and $10 of accrued interest and penalties at December 31, 2007 and 2006, respectively.


        In 2007, the Internal Revenue Service (IRS) commenced an examination of the Company's income tax returns for 2004 through 2006.


11.     Statutory Financial Data and Dividend Restrictions


        The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.


        Generally, the net assets of an Iowa domiciled insurance company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by the Company during any 12-month period, without prior approval of the Iowa insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The Company paid dividends of $43,345, $47,200 and $45,000 in 2007, 2006 and 2005, respectively.
        Dividends payable in 2008 up to approximately $112,000 will not require prior approval of regulatory authorities.


        The statutory net income of the Company for the years ended December 31, 2007, 2006 and 2005, is approximately $112,000, $155,000 and $187,000, respectively, and reported capital and surplus at December 31, 2007, 2006 and 2005, is approximately $1,109,000, $1,020,000 and $965,000, respectively, in accordance with statutory accounting principles.


12.     Operating Leases


        The Company leases certain equipment and office space. Rental expense on operating leases of approximately $4,052, $4,741 and $4,016 were incurred in 2007, 2006 and 2005, respectively. The approximate future minimum lease payments under non-cancellable leases at December 31, 2007, are as follows:


         Year ending December 31,
         2008                                  $ 2,677
         2009                                    2,726
         2010                                    2,319
         2011                                    2,388
         2012                                    2,423
         Thereafter                              6,377
                                          -------------
                                               $18,910
                                          -------------


13.     Employee Benefits Plans


        The Company participates in a noncontributory defined benefit pension plan sponsored by SEI that covers certain full-time employees. Effective December 31, 2004, the plan sponsor approved a plan amendment to freeze the participants' accounts of the noncontributory defined benefit pension plan, which had the effect of establishing each participant's earned accrued benefit as of December 31, 2004. In addition, the participants' benefits shall be payable pursuant to the terms of the Plan to the extent each participant is or becomes 100% vested in such accrued benefits.
        In addition, the Company provides certain postretirement health care and life insurance benefits for eligible active and retired employees through health and welfare benefit plans.


        The following tables summarize the benefit obligations, the funded status and other additional information related to these plans as of December 31, 2007 and 2006. The pension benefits amounts reflect an allocation of the Company's portion of the SEI plans.



                                                                          Pension Benefits                 Other Benefits
                                                                    ------------------------------  ------------------------------
                                                                        2007            2006            2007            2006
Obligation and funded status
Accumulated benefit obligation at December 31                            $ 30,836        $ 31,733        $ 14,490        $ 12,983
Fair value of plan assets at December 31                                   30,488          27,563               -               -
                                                                    --------------  --------------  --------------  --------------
Funded status at December 31                                              $  (348)       $ (4,170)       $(14,490)       $(12,983)
                                                                    --------------  --------------  --------------  --------------
Accrued benefit liability recognized
 in financial statements                                                  $  (348)       $ (4,170)       $(14,490)       $ (9,370)
                                                                    --------------  --------------  --------------  --------------

Changes in liability for benefits recognized in
 accumulated other comprehensive income (loss)
Beginning balance                                                        $ (7,171)       $ (8,174)         $    -          $    -
Net gain arising during the period                                          2,164           1,003               -               -
SFAS Statement No. 158 adoption adjustment                                      -               -          (3,750)              -
                                                                    --------------  --------------  --------------  --------------
Balance at December 31                                                   $ (5,007)       $ (7,171)       $ (3,750)         $    -
                                                                    --------------  --------------  --------------  --------------

Changes in deferred taxes recognized in
 accumulated other comprehensive income (loss)                            $  (752)        $  (351)        $ 1,312          $    -
                                                                    --------------  --------------  --------------  --------------

Actuarial assumptions
Weighted-average assumptions, used to
determine benefit obligations as of
December 31
    Discount rate                                                       6.25%           5.75%           6.25%           5.75%
    Rate of compensation increase                                        N/A             N/A             N/A             N/A

Weighted-average assumptions used
 to determine net costs
 as of December 31
    Discount rate                                                       5.50%           5.50%           5.75%           5.50%
    Expected return on plan assets                                      7.50%           7.50%            N/A             N/A
    Rate of compensation increase                                        N/A             N/A             N/A             N/A



                                                       Pension Benefits                         Other Benefits
                                            -------------------------------------   -------------------------------------
                                               2007         2006         2005          2007         2006         2005

Additional information
Net periodic benefit (income) costs             $ (426)      $ (243)      $ (508)      $ 1,778      $ 1,543      $ 1,188
Employer contributions                           1,231        2,591            -           397          300          295
Employee contributions                               -            -            -           106          107          114
Benefit payments                                   444          322          311           503          407          409


        For measurement purposes, a 9% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2007. The rate was assumed to decrease gradually to 4.50% in 2013, and remain at that level thereafter.


        The measurement date for the plan was December 31, 2007.


        For 2007, the weighted average expected long-term rate of return on assets was 7.50%. In developing this assumption, the plan sponsor evaluated input from its third party pension plan asset managers, including their review of asset class return expectations and long-term inflation assumptions. The plan sponsor also considered its historical average return, which was in line with the expected long-term rate of return assumption for 2007.


        The defined benefit pension plan asset allocation as of the measurement date and target asset allocation, presented as a percentage of total plan assets, were as follows:



                                                      2007           Target           2006           Target

Fixed income and other securities                          58%              64%             61%             55%
Equity and equity correlated assets                        41%              34%             26%             45%
Other, including cash                                       1%               2%             13%              0%
                                                  -------------   --------------  --------------  --------------

              Total                                       100%             100%            100%            100%
                                                  -------------   --------------  --------------  --------------


        It is the plan sponsor's policy to invest pension plan assets in a diversified portfolio consisting of an array of assets matching the target asset allocations above. The investment risk of the assets is limited by appropriate diversification both within and between asset classes. The assets are managed with a view to ensuring that sufficient liquidity will be available to meet the expected cash flow requirements of the plan.


        The Company expects to contribute $0 to the pension plan in 2008.


        The following estimated future benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:



                                            Pension          Other
                                            Benefits         Benefits

        Year ending December 31,
        2008                                 $  514          $  657
        2009                                    609             686
        2010                                    719             740
        2011                                    863             792
        2012                                  1,048             852
        2013-2017                             7,861           5,503



        In September 2006, the FASB issued SFAS No. 158, Employers Accounting for Defined Benefit and Other Retirement Plans-an amendment of FASB Statements Nos. 87, 88, 106 and 132 (R) ("SFAS 158"). SFAS 158 requires employers to recognize the overfunded or underfunded status of defined benefit pension and other postretirement benefit plans as an asset or liability in its financial statements, measured as the difference between the fair value of plan assets and the projected benefit obligation as of the end of our fiscal year end. SFAS 158 also requires employers to recognize changes in the funded status of defined benefit pension and other post retirement plans in the year in which the changes occur through other accumulated comprehensive income. This portion of SFAS 158 was effective for fiscal years ending after December 15, 2007 and was adopted by the Company in 2007. In addition, SFAS 158 also requires measurement of plan assets and benefit obligations as of the end of the employer's fiscal year beginning with fiscal years ending after December 15, 2008. The Company does not anticipate a material impact to its consolidated financial statements due to this subsequent SFAS 158 implementation issue.


        The incremental effects of applying this Statement on the individual line items of the Company's consolidated balance sheet as of December 31, 2007 are as follows:


                                                             Balance Before                                Balance After
                                                               adoption of                                  adoption of
                                                                SFAS 158              Adjustments             SFAS 158

Federal Income tax asset                                     $   156,255            $    1,312             $   157,567
Other liabilities                                            $   348,864            $    3,750             $   352,614
Accumulated other comprehensive income                       $   (53,102)           $    (2,438)           $   (55,540)


        The Company also participates in a noncontributory Employee Stock Ownership Plan ("ESOP"), which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The contributions to the ESOP for 2007, 2006 and 2005 were $6,119, $6,634 and $4,690, respectively. The expense for 2007, 2006 and 2005 was $8,397, $6,026 and $7,039, respectively. All contributions to the ESOP are held in trust.


        Impact of Medicare Modernization Act on Postretirement Benefits FASB Staff Position ("FSP") FAS 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2004 ("FSP FAS 106-2") provides guidance on accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Modernization Act"). The Modernization Act provides, among other things, a federal subsidy to plan sponsors who maintain postretirement health care plans that provide prescription drug benefits and meet certain equivalency criteria.


        The Company has determined that, for the majority of the plan participants, the drug benefits provided by its existing postretirement health plan are actuarially equivalent to the new Medicare benefit, and as a result the Company is eligible for the government subsidy. Accordingly, the plan's accumulated postretirement benefit obligation was reduced upon the adoption of this new guidance in 2005. This reduction was treated as a deferred experience gain, which will be amortized as a reduction of net periodic postretirement cost over the average remaining service period of participating employees expected to receive benefits under the plan. For the year ended December 31, 2007 and 2006, the gains produced by recognition of the Modernization Act reduced net periodic postretirement cost by approximately $228 and $227, respectively.


14.     Other Related Party Transactions

        The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefits and management services. The Company was charged $12,034, $11,040 and $9,600 in 2007, 2006 and 2005, respectively, related to these contracts.

        The Company pays investment management fees to an affiliate, The Guggenheim Group, L.L.C. The Company was charged $19,900, $21,247 and $23,195 in 2007, 2006 and 2005, respectively. The fee is calculated based on the average fair value of invested assets under management times a contractual rate.

        The Company provided certain administrative services to North American and NANY for which it was reimbursed $11,121, $5,683 and $10,408 in 2007, 2006 and 2005, respectively, for the costs incurred to render such services.

        The Company pays sales commissions to Sammons Securities, Inc. ("SSI"), a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds and other fixed annuity product sales. The Company incurred commissions of approximately $1,338, $1,035 and $651 in 2007, 2006 and 2005,
        respectively, related to SSI sales.

        The Company holds a mortgage loan on the property of an indirect affiliate, The Grove Park Inn. The balance of the loan was $29,524 and $30,787 as December 31, 2007 and 2006, respectively. The Company earned interest income on the loan of $1,971, $2,050 and $2,124 in 2007, 2006, and 2005, respectively.

15.     Commitments and Contingencies

        The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in aggregate, will not materially affect the Company's financial position or results of operations.

        At December 31, 2007, the Company had outstanding capital commitments to limited partnerships of $114,499.

        The Company makes funding commitments to various private placement bond issuers. As of December 31, 2007, the Company had $79,755 of outstanding private placement bond funding commitments.

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

        In 2006, the Company began the process of constructing a new home office building for the insurance operations conducted in Sioux Falls, South Dakota. Land purchases and payments for construction were made through 2007 for $6,564, which were capitalized and recognized as a component of other receivables and other assets. Construction of the building commenced in 2007. The total estimated cost of the project is projected to be approximately $27,000.

Midland National Life
Insurance Company
Separate Account C
Financial Statements
December 31, 2007 and 2006

Midland National Life Insurance Company
Separate Account C
Index
--------------------------------------------------------------------------------


                                                                         Page(s)


Report of Independent Registered Public Accounting Firm........................1


Financial Statements


Statements of Assets and Liabilities, Operations and
Changes in Net Assets......................................................2-147


Notes to Financial Statements............................................148-170

PricewaterhouseCoopers LLP
One North Wacker
Chicago, IL 60606
Telephone (312) 298 2000
Facsimile (312) 298 2001
www.pwc.com





                Report of Independent Registered Public Accounting Firm



The Board of Directors and Stockholder of
Midland National Life Insurance Company and
Policyholders of the Midland National Life Insurance
Company Separate Account C



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations, changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the Midland National Life Insurance Company Separate Account C (which includes the Fidelity Variable Insurance Products Fund I, the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund III, the American Century Variable Portfolios, Inc., the MFS Variable Insurance Trust, the Lord Abbett Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the AIM Variable Insurance Funds, the LEVCO Series Trust, the J.P. Morgan Series Trust II, the Rydex Variable Trust, the ProFunds VP, the Van Eck Worldwide Insurance Trust, the Janus Aspen Series, the PIMCO Variable Insurance Trust, the Goldman Sachs Variable Insurance Trust, the Neuberger Berman Advisers Management Trust, the Premier VIT, the Credit Suisse Trust, the Dreyfus Variable Investment Fund, the Direxion Insurance Trust, the Van Kampen Life Investment Trust, the Van Kampen Universal Institutional Funds and the Northern Lights Variable Trust subaccount thereof) at December 31, 2007, and the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period ended December 31, 2007, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. Those financial statements and financial highlights are the responsibility of Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned as of December 31, 2007 with the custodian, provide a reasonable basis for our opinion.


/s/


April 22, 2008

Midland National Life Insurance Company
Separate Account C
Accumulated Total for All Portfolios
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                     Statement of Operations
December 31, 2007                                       Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                             Investment Income:
     (cost $503,846,175)                $ 529,928,621       Dividend income                        $  10,761,820
                                                            Capital gains distributions               27,444,426
                                                                                                   --------------
Liabilities                                         -
                                        --------------
                                                                                                      38,206,246
                                                                                                   --------------
Net Assets                              $ 529,928,621   Expenses:
                                        --------------
                                                            Administrative expense                       347,337
                                                            Mortality and expense risk                 7,331,276
                                                            Contract maintenance charge                  146,636
                                                                                                   --------------
                                                                                                       7,825,249
                                                                                                   --------------
                                                        Net investment income                         30,380,997

                                                        Realized and unrealized gains
                                                         (losses) on investments:
                                                            Net realized gains on investments         20,531,027
                                                            Net unrealized depreciation on
                                                             investments                             (16,533,381)
                                                                                                   --------------

                                                        Net increase in net assets resulting from
                                                         operations                                 $ 34,378,643
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                        2007           2006

Net assets at beginning of year                                                     $ 418,669,891   $304,926,372

Net increase in net assets resulting from operations                                   34,378,643     39,390,649

Capital shares transactions
   Net premiums                                                                       134,331,230    118,354,185
   Transfers of policy loans                                                              122,948        (35,257)
   Transfers of surrenders                                                            (38,548,381)   (31,195,543)
   Transfers of death benefits                                                         (6,366,545)    (2,730,685)
   Transfers of other terminations                                                    (13,617,270)    (9,739,600)
   Interfund and net transfers to general account                                         958,105       (300,230)
                                                                                    -------------- --------------

     Net increase in net assets from capital share transactions                        76,880,087     74,352,870
                                                                                    -------------- --------------

Total increase in net assets                                                          111,258,730    113,743,519
                                                                                    -------------- --------------

Net assets at end of year                                                           $ 529,928,621  $ 418,669,891
                                                                                    -------------- --------------




       The accompanying notes are an integral part of these financial statements.

                                       2


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Money Market Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     23,737,231 shares (cost $23,737,231)    $  23,737,231       Dividend income                          $  1,085,728
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             1,085,728
                                                                                                         --------------
Net Assets                                   $  23,737,231   Expenses:
                                             --------------
                                                                 Administrative expense                         11,658
                                                                 Mortality and expense risk                    303,423
                                                                 Contract maintenance charge                     3,575
                                                                                                         --------------
                                                                                                               318,656
                                                                                                         --------------
                                                             Net investment income                             767,072

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                   -
                                                                 Net unrealized depreciation on
                                                                  investments                                        -
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $   767,072
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  14,116,225    $   11,197,198

Net increase in net assets resulting from operations                                          767,072          438,320

Capital shares transactions
   Net premiums                                                                            10,329,369       10,770,068
   Transfers of policy loans                                                                   67,648             (114)
   Transfers of surrenders                                                                 (4,148,743)      (3,483,092)
   Transfers of death benefits                                                               (129,390)         (67,215)
   Transfers of other terminations                                                           (874,610)        (692,689)
   Interfund and net transfers to general account                                           3,609,660       (4,046,251)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             8,853,934        2,480,707
                                                                                        --------------   --------------

Total increase in net assets                                                                9,621,006        2,919,027
                                                                                        --------------   --------------

Net assets at end of year                                                               $  23,737,231    $  14,116,225
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       3


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I High Income Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,151,889 shares (cost $7,340,315)      $   6,821,157       Dividend income                           $   569,802
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               569,802
                                                                                                         --------------
Net Assets                                   $   6,821,157   Expenses:
                                             --------------
                                                                 Administrative expense                          6,288
                                                                 Mortality and expense risk                    149,200
                                                                 Contract maintenance charge                     2,013
                                                                                                         --------------
                                                                                                               157,501
                                                                                                         --------------
                                                             Net investment income                             412,301

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              15,055
                                                                 Net unrealized depreciation on
                                                                  investments                                 (222,804)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $   204,552
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  11,094,651     $  7,633,404

Net increase in net assets resulting from operations                                          204,552          857,640

Capital shares transactions
   Net premiums                                                                             1,358,012        2,241,764
   Transfers of policy loans                                                                    1,578             (287)
   Transfers of surrenders                                                                   (922,805)        (655,881)
   Transfers of death benefits                                                                (45,692)         (88,037)
   Transfers of other terminations                                                           (369,590)        (278,177)
   Interfund and net transfers to general account                                          (4,499,549)       1,384,225
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                 (4,478,046)       2,603,607
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                    (4,273,494)       3,461,247
                                                                                        --------------   --------------

Net assets at end of year                                                               $   6,821,157    $  11,094,651
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       4


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     876,109 shares (cost $22,076,217)       $  20,839,681       Dividend income                          $    385,414
                                                                 Capital gains distributions                 1,779,199
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             2,164,613
                                                                                                         --------------
Net Assets                                   $  20,839,681   Expenses:
                                             --------------
                                                                 Administrative expense                         25,448
                                                                 Mortality and expense risk                    297,400
                                                                 Contract maintenance charge                    12,524
                                                                                                         --------------
                                                                                                               335,372
                                                                                                         --------------
                                                             Net investment income                           1,829,241

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments           1,751,226
                                                                 Net unrealized depreciation on
                                                                  investments                               (3,523,158)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    57,309
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  21,533,997    $  19,079,671

Net increase in net assets resulting from operations                                           57,309        3,485,248

Capital shares transactions
   Net premiums                                                                             3,349,881        2,809,379
   Transfers of policy loans                                                                   11,871            7,869
   Transfers of surrenders                                                                 (2,748,092)      (3,509,154)
   Transfers of death benefits                                                                (94,357)        (476,860)
   Transfers of other terminations                                                           (684,042)        (624,610)
   Interfund and net transfers to general account                                            (586,886)         762,454
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (751,625)      (1,030,922)
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                      (694,316)       2,454,326
                                                                                        --------------   --------------

Net assets at end of year                                                               $  20,839,681    $  21,533,997
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       5


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Growth Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     430,040 shares (cost $14,408,999)       $  19,372,697       Dividend income                          $    135,929
                                                                 Capital gains distributions                    15,406
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               151,335
                                                                                                         --------------
Net Assets                                   $  19,372,697   Expenses:
                                             --------------
                                                                 Administrative expense                         23,679
                                                                 Mortality and expense risk                    227,670
                                                                 Contract maintenance charge                    19,211
                                                                                                         --------------
                                                                                                               270,560
                                                                                                         --------------
                                                             Net investment loss                              (119,225)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments           1,667,868
                                                                 Net unrealized appreciation on
                                                                  investments                                2,399,427
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $  3,948,070
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  16,227,378    $  19,624,890

Net increase in net assets resulting from operations                                        3,948,070          904,893

Capital shares transactions
   Net premiums                                                                               627,208          600,189
   Transfers of policy loans                                                                   21,548           (4,333)
   Transfers of surrenders                                                                 (2,536,422)      (3,364,874)
   Transfers of death benefits                                                                (73,882)        (328,347)
   Transfers of other terminations                                                           (505,050)        (366,799)
   Interfund and net transfers to general account                                           1,663,847         (838,241)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (802,751)      (4,302,405)
                                                                                        --------------   --------------

Total increase (decrease) in net assets                                                     3,145,319       (3,397,512)
                                                                                        --------------   --------------

Net assets at end of year                                                               $  19,372,697    $  16,227,378
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       6


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Overseas Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     621,877 shares (cost $13,865,996)       $  15,664,550       Dividend income                           $   429,057
                                                                 Capital gains distributions                   823,025
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             1,252,082
                                                                                                         --------------
Net Assets                                   $  15,664,550   Expenses:
                                             --------------
                                                                 Administrative expense                         10,642
                                                                 Mortality and expense risk                    201,279
                                                                 Contract maintenance charge                     4,216
                                                                                                         --------------
                                                                                                               216,137
                                                                                                         --------------
                                                             Net investment income                           1,035,945

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments           1,692,229
                                                                 Net unrealized depreciation on
                                                                  investments                                 (776,663)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                 $   1,951,511
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  11,507,143     $  6,875,690

Net increase in net assets resulting from operations                                        1,951,511        1,401,945

Capital shares transactions
   Net premiums                                                                             2,731,646        3,578,132
   Transfers of policy loans                                                                    4,512           (3,744)
   Transfers of surrenders                                                                   (871,106)        (501,773)
   Transfers of death benefits                                                                (16,094)          (6,150)
   Transfers of other terminations                                                           (350,682)        (219,162)
   Interfund and net transfers to general account                                             707,620          382,205
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             2,205,896        3,229,508
                                                                                        --------------   --------------

Total increase in net assets                                                                4,157,407        4,631,453
                                                                                        --------------   --------------

Net assets at end of year                                                               $  15,664,550    $  11,507,143
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       7


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Mid Cap Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     376,886 shares (cost $12,447,149)       $  13,552,658       Dividend income                           $    98,290
                                                                 Capital gains distributions                 1,119,459
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             1,217,749
                                                                                                         --------------
Net Assets                                   $  13,552,658   Expenses:
                                             --------------
                                                                 Administrative expense                         14,154
                                                                 Mortality and expense risk                    179,713
                                                                 Contract maintenance charge                     5,057
                                                                                                         --------------
                                                                                                               198,924
                                                                                                         --------------
                                                             Net investment income                           1,018,825

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments           1,089,222
                                                                 Net unrealized depreciation on
                                                                  investments                                 (428,295)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $  1,679,752
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  11,741,995    $  10,562,367

Net increase in net assets resulting from operations                                        1,679,752        1,113,199

Capital shares transactions
   Net premiums                                                                             2,073,356        2,030,645
   Transfers of policy loans                                                                      (14)           5,752
   Transfers of surrenders                                                                   (799,825)        (915,020)
   Transfers of death benefits                                                                 (3,879)         (59,053)
   Transfers of other terminations                                                           (324,812)        (313,328)
   Interfund and net transfers to general account                                            (813,915)        (682,567)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               130,911           66,429
                                                                                        --------------   --------------

Total increase in net assets                                                                1,810,663        1,179,628
                                                                                        --------------   --------------

Net assets at end of year                                                               $  13,552,658    $  11,741,995
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       8


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     203,877 shares (cost $2,837,131)        $   3,373,611       Dividend income                          $    213,660
                                                                 Capital gains distributions                   104,642
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               318,302
                                                                                                         --------------
Net Assets                                   $   3,373,611   Expenses:
                                             --------------
                                                                 Administrative expense                          4,917
                                                                 Mortality and expense risk                     45,196
                                                                 Contract maintenance charge                     3,306
                                                                                                         --------------
                                                                                                                53,419
                                                                                                         --------------
                                                             Net investment income                             264,883

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             116,459
                                                                 Net unrealized appreciation on
                                                                  investments                                   64,030
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $   445,372
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  3,709,259     $  4,256,029

Net increase in net assets resulting from operations                                          445,372          213,972

Capital shares transactions
   Net premiums                                                                                89,917          128,245
   Transfers of policy loans                                                                   10,878           (4,047)
   Transfers of surrenders                                                                   (642,547)        (552,662)
   Transfers of death benefits                                                                (28,607)          (8,922)
   Transfers of other terminations                                                           (211,152)        (159,033)
   Interfund and net transfers to general account                                                 491         (164,323)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (781,020)        (760,742)
                                                                                        --------------   --------------

Total decrease in net assets                                                                 (335,648)        (546,770)
                                                                                        --------------   --------------

Net assets at end of year                                                               $   3,373,611     $  3,709,259
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       9


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     648,879 shares (cost $8,214,008)         $  8,235,997       Dividend income                           $   303,303
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               303,303
                                                                                                         --------------
Net Assets                                    $  8,235,997   Expenses:
                                             --------------
                                                                 Administrative expense                          9,066
                                                                 Mortality and expense risk                    101,303
                                                                 Contract maintenance charge                     3,861
                                                                                                         --------------
                                                                                                               114,230
                                                                                                         --------------
                                                             Net investment income                             189,073

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments            (84,776)
                                                                 Net unrealized appreciation on
                                                                  investments                                  106,906
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    211,203
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  7,301,026     $  7,493,318

Net increase in net assets resulting from operations                                          211,203          199,803

Capital shares transactions
   Net premiums                                                                             1,124,430          844,891
   Transfers of policy loans                                                                    4,026           (3,338)
   Transfers of surrenders                                                                   (663,987)        (816,712)
   Transfers of death benefits                                                                (17,300)         (46,267)
   Transfers of other terminations                                                           (232,685)        (263,249)
   Interfund and net transfers to general account                                             509,284         (107,420)
                                                                                        --------------   --------------

     Net increase (decrease) in net assets from capital share transactions                    723,768         (392,095)
                                                                                        --------------   --------------

Total increase (decrease) in net assets                                                       934,971         (192,292)
                                                                                        --------------   --------------

Net assets at end of year                                                                $  8,235,997     $  7,301,026
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       10


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     229,440 shares (cost $32,207,965)       $  37,472,471       Dividend income                          $  1,305,875
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             1,305,875
                                                                                                         --------------
Net Assets                                   $  37,472,471   Expenses:
                                             --------------
                                                                 Administrative expense                         34,667
                                                                 Mortality and expense risk                    560,353
                                                                 Contract maintenance charge                    20,057
                                                                                                         --------------
                                                                                                               615,077
                                                                                                         --------------
                                                             Net investment income                             690,798

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments           2,069,509
                                                                 Net unrealized depreciation on
                                                                  investments                               (1,321,238)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $  1,439,069
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  38,168,761     $ 30,237,864

Net increase in net assets resulting from operations                                        1,439,069        4,508,090

Capital shares transactions
   Net premiums                                                                             5,209,856        7,852,534
   Transfers of policy loans                                                                   (5,388)             287
   Transfers of surrenders                                                                 (4,339,500)      (3,087,451)
   Transfers of death benefits                                                               (187,903)        (318,090)
   Transfers of other terminations                                                         (1,072,168)        (832,018)
   Interfund and net transfers to general account                                          (1,740,256)        (192,455)
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                 (2,135,359)       3,422,807
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                      (696,290)       7,930,897
                                                                                        --------------   --------------

Net assets at end of year                                                               $  37,472,471    $  38,168,761
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       11


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,318,599 shares (cost $38,002,875)      $ 36,545,523       Dividend income                          $    300,713
                                                                 Capital gains distributions                 8,842,460
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             9,143,173
                                                                                                         --------------
Net Assets                                    $ 36,545,523   Expenses:
                                             --------------
                                                                 Administrative expense                         35,912
                                                                 Mortality and expense risk                    478,020
                                                                 Contract maintenance charge                    18,361
                                                                                                         --------------
                                                                                                               532,293
                                                                                                         --------------
                                                             Net investment income                           8,610,880

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments           3,569,019
                                                                 Net unrealized depreciation on
                                                                  investments                               (7,031,568)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                 $   5,148,331
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  34,707,617    $  29,711,825

Net increase in net assets resulting from operations                                        5,148,331        3,125,063

Capital shares transactions
   Net premiums                                                                             3,902,343        6,054,526
   Transfers of policy loans                                                                   (5,415)          (4,425)
   Transfers of surrenders                                                                 (3,178,370)      (2,940,079)
   Transfers of death benefits                                                               (196,703)         (78,675)
   Transfers of other terminations                                                           (816,954)        (716,296)
   Interfund and net transfers to general account                                          (3,015,326)        (444,322)
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                 (3,310,425)       1,870,729
                                                                                        --------------   --------------

Total increase in net assets                                                                1,837,906        4,995,792
                                                                                        --------------   --------------

Net assets at end of year                                                                $ 36,545,523    $  34,707,617
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       12


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     127,462 shares (cost $1,549,772)         $  1,973,554       Dividend income                           $    82,036
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                82,036
                                                                                                         --------------
Net Assets                                    $  1,973,554   Expenses:
                                             --------------
                                                                 Administrative expense                          2,731
                                                                 Mortality and expense risk                     24,784
                                                                 Contract maintenance charge                     2,069
                                                                                                         --------------
                                                                                                                29,584
                                                                                                         --------------
                                                             Net investment income                              52,452

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments              70,751
                                                                 Net unrealized appreciation on
                                                                  investments                                  182,036
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $   305,239
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  1,982,332     $  2,472,510

Net increase in net assets resulting from operations                                          305,239          116,032

Capital shares transactions
   Net premiums                                                                               124,102           56,724
   Transfers of policy loans                                                                      211            1,436
   Transfers of surrenders                                                                   (353,486)        (453,888)
   Transfers of death benefits                                                                 (3,655)         (26,745)
   Transfers of other terminations                                                            (78,712)         (98,807)
   Interfund and net transfers to general account                                              (2,477)         (84,930)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (314,017)        (606,210)
                                                                                        --------------   --------------

Total decrease in net assets                                                                   (8,778)        (490,178)
                                                                                        --------------   --------------

Net assets at end of year                                                                $  1,973,554     $  1,982,332
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       13


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Balanced Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     355,727 shares (cost $5,149,525)         $  5,600,880       Dividend income                          $    173,680
                                                                 Capital gains distributions                   202,661
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               376,341
                                                                                                         --------------
Net Assets                                    $  5,600,880   Expenses:
                                             --------------
                                                                 Administrative expense                          5,741
                                                                 Mortality and expense risk                     74,929
                                                                 Contract maintenance charge                     2,154
                                                                                                         --------------
                                                                                                                82,824
                                                                                                         --------------
                                                             Net investment income                             293,517

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments             265,628
                                                                 Net unrealized depreciation on
                                                                  investments                                 (165,899)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $   393,246
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  5,186,380     $  4,240,580

Net increase in net assets resulting from operations                                          393,246          458,764

Capital shares transactions
   Net premiums                                                                               981,297          651,182
   Transfers of policy loans                                                                    3,413            3,656
   Transfers of surrenders                                                                   (858,346)        (266,055)
   Transfers of death benefits                                                                (41,927)         (89,098)
   Transfers of other terminations                                                           (198,500)        (207,322)
   Interfund and net transfers to general account                                             135,317          394,673
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                                21,254          487,036
                                                                                        --------------   --------------

Total increase in net assets                                                                  414,500          945,800
                                                                                        --------------   --------------

Net assets at end of year                                                                $  5,600,880     $  5,186,380
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       14


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     294,394 shares (cost $3,880,667)         $  4,995,965       Dividend income                           $    92,919
                                                                 Capital gains distributions                   221,409
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               314,328
                                                                                                         --------------
Net Assets                                    $  4,995,965   Expenses:
                                             --------------
                                                                 Administrative expense                          6,931
                                                                 Mortality and expense risk                     69,998
                                                                 Contract maintenance charge                     4,709
                                                                                                         --------------
                                                                                                                81,638
                                                                                                         --------------
                                                             Net investment income                             232,690

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             227,454
                                                                 Net unrealized appreciation on
                                                                  investments                                   61,871
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    522,015
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  5,359,635     $  5,679,533

Net increase in net assets resulting from operations                                          522,015          612,903

Capital shares transactions
   Net premiums                                                                               134,224          241,901
   Transfers of policy loans                                                                    1,884            1,786
   Transfers of surrenders                                                                   (666,499)        (807,187)
   Transfers of death benefits                                                                (15,952)        (286,248)
   Transfers of other terminations                                                           (173,563)        (145,438)
   Interfund and net transfers to general account                                            (165,779)          62,385
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (885,685)        (932,801)
                                                                                        --------------   --------------

Total decrease in net assets                                                                 (363,670)        (319,898)
                                                                                        --------------   --------------

Net assets at end of year                                                                $  4,995,965     $  5,359,635
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       15


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     135,184 shares (cost $2,226,150)         $  3,021,779       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                    $  3,021,779   Expenses:
                                             --------------
                                                                 Administrative expense                          4,137
                                                                 Mortality and expense risk                     38,809
                                                                 Contract maintenance charge                     3,136
                                                                                                         --------------
                                                                                                                46,082
                                                                                                         --------------
                                                             Net investment loss                               (46,082)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments             (5,624)
                                                                 Net unrealized appreciation on
                                                                  investments                                  527,222
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    475,516
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  2,714,338     $  3,163,766

Net increase in net assets resulting from operations                                          475,516           96,747

Capital shares transactions
   Net premiums                                                                                65,647           46,277
   Transfers of policy loans                                                                    6,954           (2,314)
   Transfers of surrenders                                                                   (398,530)        (312,876)
   Transfers of death benefits                                                                (31,016)         (27,921)
   Transfers of other terminations                                                            (75,465)         (88,256)
   Interfund and net transfers to general account                                             264,335         (161,085)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (168,075)        (546,175)
                                                                                        --------------   --------------

Total increase (decrease) in net assets                                                       307,441         (449,428)
                                                                                        --------------   --------------

Net assets at end of year                                                                $  3,021,779     $  2,714,338
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       16


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Value Strategies Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     29,340 shares (cost $391,612)             $   370,267       Dividend income                          $      6,115
                                                                 Capital gains distributions                   158,833
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               164,948
                                                                                                         --------------
Net Assets                                     $   370,267   Expenses:
                                             --------------
                                                                 Administrative expense                            171
                                                                 Mortality and expense risk                     14,334
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                14,505
                                                                                                         --------------
                                                             Net investment income                             150,443

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments            (16,308)
                                                                 Net unrealized depreciation on
                                                                  investments                                  (29,445)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    104,690
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    180,357     $    131,147

Net increase in net assets resulting from operations                                          104,690           24,963

Capital shares transactions
   Net premiums                                                                               251,812           68,102
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                     (2,261)          (6,148)
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                            (22,228)          (3,198)
   Interfund and net transfers to general account                                            (142,103)         (34,509)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                                85,220           24,247
                                                                                        --------------   --------------

Total increase in net assets                                                                  189,910           49,210
                                                                                        --------------   --------------

Net assets at end of year                                                                 $   370,267     $    180,357
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       17


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Balanced Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     399,197 shares (cost $2,810,036)        $   2,926,118       Dividend income                           $    56,792
                                                                 Capital gains distributions                   138,274
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               195,066
                                                                                                         --------------
Net Assets                                   $   2,926,118   Expenses:
                                             --------------
                                                                 Administrative expense                          2,044
                                                                 Mortality and expense risk                     40,781
                                                                 Contract maintenance charge                       769
                                                                                                         --------------
                                                                                                                43,594
                                                                                                         --------------
                                                             Net investment income                             151,472

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              73,652
                                                                 Net unrealized depreciation on
                                                                  investments                                 (132,197)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    92,927
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  2,721,274     $  2,280,885

Net increase in net assets resulting from operations                                           92,927          191,205

Capital shares transactions
   Net premiums                                                                               391,617          524,527
   Transfers of policy loans                                                                      187             (932)
   Transfers of surrenders                                                                   (223,185)        (142,175)
   Transfers of death benefits                                                                (13,668)         (47,342)
   Transfers of other terminations                                                            (86,817)         (95,531)
   Interfund and net transfers to general account                                              43,783           10,637
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               111,917          249,184
                                                                                        --------------   --------------

Total increase in net assets                                                                  204,844          440,389
                                                                                        --------------   --------------

Net assets at end of year                                                               $   2,926,118     $  2,721,274
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       18


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Capital Appreciation Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     522,380 shares (cost $7,054,304)         $  8,347,632       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                    $  8,347,632   Expenses:
                                             --------------
                                                                 Administrative expense                          4,052
                                                                 Mortality and expense risk                     65,296
                                                                 Contract maintenance charge                     1,993
                                                                                                         --------------
                                                                                                                71,341
                                                                                                         --------------
                                                             Net investment loss                               (71,341)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             847,373
                                                                 Net unrealized appreciation on
                                                                  investments                                  617,319
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                 $   1,393,351
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  2,790,968     $  2,250,330

Net increase in net assets resulting from operations                                        1,393,351          348,300

Capital shares transactions
   Net premiums                                                                               918,861          400,279
   Transfers of policy loans                                                                    4,789            2,545
   Transfers of surrenders                                                                   (364,429)        (153,452)
   Transfers of death benefits                                                                (27,567)         (21,249)
   Transfers of other terminations                                                           (207,165)         (73,022)
   Interfund and net transfers to general account                                           3,838,824           37,237
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             4,163,313          192,338
                                                                                        --------------   --------------

Total increase in net assets                                                                5,556,664          540,638
                                                                                        --------------   --------------

Net assets at end of year                                                                $  8,347,632     $  2,790,968
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       19


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. International Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,721,957 shares (cost $15,799,687)      $ 20,396,600       Dividend income                          $    114,704
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               114,704
                                                                                                         --------------
Net Assets                                    $ 20,396,600   Expenses:
                                             --------------
                                                                 Administrative expense                         11,874
                                                                 Mortality and expense risk                    310,545
                                                                 Contract maintenance charge                     3,343
                                                                                                         --------------
                                                                                                               325,762
                                                                                                         --------------
                                                             Net investment loss                              (211,058)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments           3,346,996
                                                                 Net unrealized depreciation on
                                                                  investments                                 (225,943)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $  2,909,995
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  19,319,478    $  14,670,145

Net increase in net assets resulting from operations                                        2,909,995        3,558,605

Capital shares transactions
   Net premiums                                                                             1,289,904        3,526,587
   Transfers of policy loans                                                                    1,664           (4,723)
   Transfers of surrenders                                                                 (1,787,293)        (470,604)
   Transfers of death benefits                                                               (241,643)         (53,708)
   Transfers of other terminations                                                           (671,900)        (497,192)
   Interfund and net transfers to general account                                            (423,605)      (1,409,632)
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                 (1,832,873)       1,090,728
                                                                                        --------------   --------------

Total increase in net assets                                                                1,077,122        4,649,333
                                                                                        --------------   --------------

Net assets at end of year                                                                $ 20,396,600    $  19,319,478
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       20


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Value Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     2,729,285 shares (cost $21,892,026)      $ 20,368,762       Dividend income                           $   329,396
                                                                 Capital gains distributions                 1,822,512
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             2,151,908
                                                                                                         --------------
Net Assets                                    $ 20,368,762   Expenses:
                                             --------------
                                                                 Administrative expense                         15,528
                                                                 Mortality and expense risk                    341,321
                                                                 Contract maintenance charge                     4,393
                                                                                                         --------------
                                                                                                               361,242
                                                                                                         --------------
                                                             Net investment income                           1,790,666

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments             359,619
                                                                 Net unrealized depreciation on
                                                                  investments                               (3,610,942)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                 $  (1,460,657)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  22,186,291    $  15,891,584

Net (decrease) increase in net assets resulting from operations                            (1,460,657)       3,033,401

Capital shares transactions
   Net premiums                                                                             2,685,251        5,255,755
   Transfers of policy loans                                                                    6,777           (7,865)
   Transfers of surrenders                                                                 (1,709,344)      (1,012,525)
   Transfers of death benefits                                                               (122,384)        (111,336)
   Transfers of other terminations                                                           (643,749)        (571,702)
   Interfund and net transfers to general account                                            (573,423)        (291,021)
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                   (356,872)       3,261,306
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                    (1,817,529)       6,294,707
                                                                                        --------------   --------------

Net assets at end of year                                                                $ 20,368,762    $  22,186,291
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       21


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Income and Growth Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     236,331 shares (cost $1,731,250)         $  1,998,046       Dividend income                           $    37,749
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                37,749
                                                                                                         --------------
Net Assets                                    $  1,998,046   Expenses:
                                             --------------
                                                                 Administrative expense                          2,776
                                                                 Mortality and expense risk                     31,205
                                                                 Contract maintenance charge                     1,304
                                                                                                         --------------
                                                                                                                35,285
                                                                                                         --------------
                                                             Net investment income                               2,464

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments             183,736
                                                                 Net unrealized depreciation on
                                                                  investments                                 (213,899)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (27,699)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  2,183,446     $  1,976,669

Net (decrease) increase in net assets resulting from operations                               (27,699)         285,363

Capital shares transactions
   Net premiums                                                                               194,727          256,251
   Transfers of policy loans                                                                    2,116           (7,429)
   Transfers of surrenders                                                                   (287,129)        (126,280)
   Transfers of death benefits                                                                      -           (5,262)
   Transfers of other terminations                                                            (63,255)         (50,936)
   Interfund and net transfers to general account                                              (4,160)        (144,930)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (157,701)         (78,586)
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                      (185,400)         206,777
                                                                                        --------------   --------------

Net assets at end of year                                                                $  1,998,046     $  2,183,446
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       22


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Inflation Protection Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     720,515 shares (cost $7,305,744)         $  7,601,435       Dividend income                           $   278,234
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               278,234
                                                                                                         --------------
Net Assets                                    $  7,601,435   Expenses:
                                             --------------
                                                                 Administrative expense                          1,283
                                                                 Mortality and expense risk                     92,209
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                93,492
                                                                                                         --------------
                                                             Net investment income                             184,742

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments              21,484
                                                                 Net unrealized appreciation on
                                                                  investments                                  310,846
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    517,072
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  4,238,722      $    77,284

Net increase in net assets resulting from operations                                          517,072           12,354

Capital shares transactions
   Net premiums                                                                             2,518,485        3,774,877
   Transfers of policy loans                                                                   (1,295)            (391)
   Transfers of surrenders                                                                    (56,091)         (20,060)
   Transfers of death benefits                                                                (13,300)            (624)
   Transfers of other terminations                                                           (129,963)         (38,136)
   Interfund and net transfers to general account                                             527,805          433,418
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             2,845,641        4,149,084
                                                                                        --------------   --------------

Total increase in net assets                                                                3,362,713        4,161,438
                                                                                        --------------   --------------

Net assets at end of year                                                                $  7,601,435     $  4,238,722
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       23


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Large Company Value Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     62,289 shares (cost $803,559)            $    799,171       Dividend income                           $     4,092
                                                                 Capital gains distributions                     1,008
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 5,100
                                                                                                         --------------
Net Assets                                    $    799,171   Expenses:
                                             --------------
                                                                 Administrative expense                             72
                                                                 Mortality and expense risk                     15,852
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                15,924
                                                                                                         --------------
                                                             Net investment loss                               (10,824)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              34,539
                                                                 Net unrealized depreciation on
                                                                  investments                                  (68,219)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (44,504)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $   743,780     $    113,823

Net (decrease) increase in net assets resulting from operations                               (44,504)          71,782

Capital shares transactions
   Net premiums                                                                               253,410          586,696
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                     (8,012)              (7)
   Transfers of death benefits                                                                 (1,197)               -
   Transfers of other terminations                                                            (39,511)          (2,658)
   Interfund and net transfers to general account                                            (104,795)         (25,856)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                                99,895          558,175
                                                                                        --------------   --------------

Total increase in net assets                                                                   55,391          629,957
                                                                                        --------------   --------------

Net assets at end of year                                                                $    799,171      $   743,780
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       24


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Mid Cap Value Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     28,400 shares (cost $394,542)             $   367,775       Dividend income                           $     2,015
                                                                 Capital gains distributions                     3,945
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 5,960
                                                                                                         --------------
Net Assets                                     $   367,775   Expenses:
                                             --------------
                                                                 Administrative expense                             55
                                                                 Mortality and expense risk                      7,316
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 7,371
                                                                                                         --------------
                                                             Net investment loss                                (1,411)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              17,145
                                                                 Net unrealized depreciation on
                                                                  investments                                  (41,308)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (25,574)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $   267,706      $    40,885

Net (decrease) increase in net assets resulting from operations                               (25,574)          21,932

Capital shares transactions
   Net premiums                                                                               239,496           93,861
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                     (7,787)             (69)
   Transfers of death benefits                                                                 (1,156)               -
   Transfers of other terminations                                                             (2,065)          (1,922)
   Interfund and net transfers to general account                                            (102,845)         113,019
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               125,643          204,889
                                                                                        --------------   --------------

Total increase in net assets                                                                  100,069          226,821
                                                                                        --------------   --------------

Net assets at end of year                                                                 $   367,775      $   267,706
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       25


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Ultra Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     51,343 shares (cost $595,008)            $    619,200       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                    $    619,200   Expenses:
                                             --------------
                                                                 Administrative expense                             45
                                                                 Mortality and expense risk                      4,045
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 4,090
                                                                                                         --------------
                                                             Net investment loss                                (4,090)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               6,758
                                                                 Net unrealized appreciation on
                                                                  investments                                   23,506
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    26,174
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $    73,873     $    135,615

Net increase (decrease) in net assets resulting from operations                                26,174           (6,101)

Capital shares transactions
   Net premiums                                                                                28,233           30,861
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                            (51,650)            (498)
   Interfund and net transfers to general account                                             542,570          (86,004)
                                                                                        --------------   --------------

     Net increase (decrease) in net assets from capital share transactions                    519,153          (55,641)
                                                                                        --------------   --------------

Total increase (decrease) in net assets                                                       545,327          (61,742)
                                                                                        --------------   --------------

Net assets at end of year                                                                $    619,200      $    73,873
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       26


Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Research Series
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     67,964 shares (cost $965,877)            $  1,377,476       Dividend income                           $    10,058
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                10,058
                                                                                                         --------------
Net Assets                                    $  1,377,476   Expenses:
                                             --------------
                                                                 Administrative expense                          2,158
                                                                 Mortality and expense risk                     19,603
                                                                 Contract maintenance charge                     1,639
                                                                                                         --------------
                                                                                                                23,400
                                                                                                         --------------
                                                             Net investment loss                               (13,342)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             130,667
                                                                 Net unrealized appreciation on
                                                                  investments                                   48,506
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    165,831
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  1,696,625     $  1,904,433

Net increase in net assets resulting from operations                                          165,831          182,508

Capital shares transactions
   Net premiums                                                                                35,457           53,438
   Transfers of policy loans                                                                      404              142
   Transfers of surrenders                                                                   (207,869)        (114,826)
   Transfers of death benefits                                                                      -           (4,472)
   Transfers of other terminations                                                            (59,858)         (74,221)
   Interfund and net transfers to general account                                            (253,114)        (250,377)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (484,980)        (390,316)
                                                                                        --------------   --------------

Total decrease in net assets                                                                 (319,149)        (207,808)
                                                                                        --------------   --------------

Net assets at end of year                                                                $  1,377,476     $  1,696,625
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       27


Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Emerging Growth Series
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     119,483 shares (cost $1,998,815)         $  2,983,687       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                    $  2,983,687   Expenses:
                                             --------------
                                                                 Administrative expense                          4,525
                                                                 Mortality and expense risk                     40,888
                                                                 Contract maintenance charge                     4,170
                                                                                                         --------------
                                                                                                                49,583
                                                                                                         --------------
                                                             Net investment loss                               (49,583)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             211,928
                                                                 Net unrealized appreciation on
                                                                  investments                                  382,756
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    545,101
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $   3,331,261    $   3,658,112

Net increase in net assets resulting from operations                                          545,101          206,984

Capital shares transactions
   Net premiums                                                                                65,333          140,513
   Transfers of policy loans                                                                     (995)             127
   Transfers of surrenders                                                                   (516,380)        (436,631)
   Transfers of death benefits                                                                 (3,087)          (5,480)
   Transfers of other terminations                                                           (109,959)         (75,214)
   Interfund and net transfers to general account                                            (327,587)        (157,150)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (892,675)        (533,835)
                                                                                        --------------   --------------

Total decrease in net assets                                                                 (347,574)        (326,851)
                                                                                        --------------   --------------

Net assets at end of year                                                                $  2,983,687    $   3,331,261
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       28


Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Investors Trust Series
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     37,330 shares (cost $637,536)            $    877,160       Dividend income                           $     7,707
                                                                 Capital gains distributions                     8,173
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                15,880
                                                                                                         --------------
Net Assets                                    $    877,160   Expenses:
                                             --------------
                                                                 Administrative expense                          1,278
                                                                 Mortality and expense risk                     12,354
                                                                 Contract maintenance charge                       633
                                                                                                         --------------
                                                                                                                14,265
                                                                                                         --------------
                                                             Net investment income                               1,615

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments              63,207
                                                                 Net unrealized appreciation on
                                                                  investments                                   16,706
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    81,528
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $   1,002,513      $   983,202

Net increase in net assets resulting from operations                                           81,528          107,171

Capital shares transactions
   Net premiums                                                                                27,975           29,661
   Transfers of policy loans                                                                      (18)             828
   Transfers of surrenders                                                                   (154,338)         (55,648)
   Transfers of death benefits                                                                 (1,256)         (13,980)
   Transfers of other terminations                                                            (36,463)         (43,373)
   Interfund and net transfers to general account                                             (42,781)          (5,348)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (206,881)         (87,860)
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                      (125,353)          19,311
                                                                                        --------------   --------------

Net assets at end of year                                                                $    877,160    $   1,002,513
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       29


Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust New Discovery Series
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     174,664 shares (cost $2,458,449)         $  2,897,525       Dividend income                            $        -
                                                                 Capital gains distributions                   236,500
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               236,500
                                                                                                         --------------
Net Assets                                    $  2,897,525   Expenses:
                                             --------------
                                                                 Administrative expense                          4,399
                                                                 Mortality and expense risk                     42,171
                                                                 Contract maintenance charge                     2,791
                                                                                                         --------------
                                                                                                                49,361
                                                                                                         --------------
                                                             Net investment income                             187,139

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments             237,606
                                                                 Net unrealized depreciation on
                                                                  investments                                 (373,646)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    51,099
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  3,301,036     $  3,468,006

Net increase in net assets resulting from operations                                           51,099          365,987

Capital shares transactions
   Net premiums                                                                               131,545          134,696
   Transfers of policy loans                                                                    1,476           (1,008)
   Transfers of surrenders                                                                   (229,065)        (279,814)
   Transfers of death benefits                                                                      -          (13,411)
   Transfers of other terminations                                                            (91,172)         (42,156)
   Interfund and net transfers to general account                                            (267,394)        (331,264)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (454,610)        (532,957)
                                                                                        --------------   --------------

Total decrease in net assets                                                                 (403,511)        (166,970)
                                                                                        --------------   --------------

Net assets at end of year                                                                $  2,897,525     $  3,301,036
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       30


Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Growth & Income Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     309,887 shares (cost $8,557,334)         $  8,648,953       Dividend income                          $    109,954
                                                                 Capital gains distributions                   606,334
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               716,288
                                                                                                         --------------
Net Assets                                    $  8,648,953   Expenses:
                                             --------------
                                                                 Administrative expense                          9,018
                                                                 Mortality and expense risk                    119,953
                                                                 Contract maintenance charge                     3,858
                                                                                                         --------------
                                                                                                               132,829
                                                                                                         --------------
                                                             Net investment income                             583,459

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments             553,533
                                                                 Net unrealized depreciation on
                                                                  investments                                 (997,017)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    139,975
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  8,238,862     $  7,029,244

Net increase in net assets resulting from operations                                          139,975        1,081,974

Capital shares transactions
   Net premiums                                                                               486,760          795,807
   Transfers of policy loans                                                                   (1,403)            (936)
   Transfers of surrenders                                                                   (688,483)        (460,942)
   Transfers of death benefits                                                               (215,027)         (37,963)
   Transfers of other terminations                                                           (253,488)        (225,921)
   Interfund and net transfers to general account                                             941,757           57,599
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               270,116          127,644
                                                                                        --------------   --------------

Total increase in net assets                                                                  410,091        1,209,618
                                                                                        --------------   --------------

Net assets at end of year                                                                $  8,648,953     $  8,238,862
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       31


Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,003,810 shares (cost $21,278,831)     $  18,972,002       Dividend income                           $    86,573
                                                                 Capital gains distributions                 2,544,995
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             2,631,568
                                                                                                         --------------
Net Assets                                   $  18,972,002   Expenses:
                                             --------------
                                                                 Administrative expense                         16,432
                                                                 Mortality and expense risk                    291,068
                                                                 Contract maintenance charge                     5,006
                                                                                                         --------------
                                                                                                               312,506
                                                                                                         --------------
                                                             Net investment income                           2,319,062

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments             976,046
                                                                 Net unrealized depreciation on
                                                                  investments                               (3,327,978)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (32,870)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $ 20,205,528    $  17,624,110

Net (decrease) increase in net assets resulting from operations                               (32,870)       2,025,394

Capital shares transactions
   Net premiums                                                                             1,832,795        4,740,288
   Transfers of policy loans                                                                     (803)          (5,204)
   Transfers of surrenders                                                                 (1,261,490)        (944,166)
   Transfers of death benefits                                                               (113,630)         (70,912)
   Transfers of other terminations                                                           (513,212)        (429,984)
   Interfund and net transfers to general account                                          (1,144,316)      (2,733,998)
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                 (1,200,656)         556,024
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                    (1,233,526)       2,581,418
                                                                                        --------------   --------------

Net assets at end of year                                                               $  18,972,002     $ 20,205,528
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       32


Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. International Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,684,688 shares (cost $20,393,054)     $  18,245,167       Dividend income                          $    161,448
                                                                 Capital gains distributions                 2,160,103
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             2,321,551
                                                                                                         --------------
Net Assets                                   $  18,245,167   Expenses:
                                             --------------
                                                                 Administrative expense                          7,294
                                                                 Mortality and expense risk                    231,323
                                                                 Contract maintenance charge                     1,464
                                                                                                         --------------
                                                                                                               240,081
                                                                                                         --------------
                                                             Net investment income                           2,081,470

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments             578,710
                                                                 Net unrealized depreciation on
                                                                  investments                               (2,419,132)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    241,048
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $  11,995,450    $   1,794,133

Net increase in net assets resulting from operations                                          241,048        1,651,041

Capital shares transactions
   Net premiums                                                                             6,081,428        7,237,848
   Transfers of policy loans                                                                   (5,862)             417
   Transfers of surrenders                                                                   (352,463)        (575,722)
   Transfers of death benefits                                                                (43,197)         (26,206)
   Transfers of other terminations                                                           (371,257)        (129,071)
   Interfund and net transfers to general account                                             700,020        2,043,010
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             6,008,669        8,550,276
                                                                                        --------------   --------------

Total increase in net assets                                                                6,249,717       10,201,317
                                                                                        --------------   --------------

Net assets at end of year                                                               $  18,245,167    $  11,995,450
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       33


Midland National Life Insurance Company
Separate Account C
Alger American Fund Growth Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     338,635 shares (cost $13,460,961)       $  16,684,566       Dividend income                           $    52,334
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                52,334
                                                                                                         --------------
Net Assets                                   $  16,684,566   Expenses:
                                             --------------
                                                                 Administrative expense                          7,327
                                                                 Mortality and expense risk                    231,872
                                                                 Contract maintenance charge                     1,507
                                                                                                         --------------
                                                                                                               240,706
                                                                                                         --------------
                                                             Net investment loss                              (188,372)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             804,114
                                                                 Net unrealized appreciation on
                                                                  investments                                1,859,274
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $  2,475,016
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $   13,115,819    $  8,175,898

Net increase in net assets resulting from operations                                        2,475,016          545,877

Capital shares transactions
   Net premiums                                                                             3,080,973        4,866,292
   Transfers of policy loans                                                                     (781)          (1,284)
   Transfers of surrenders                                                                   (878,962)        (197,071)
   Transfers of death benefits                                                               (160,415)         (13,102)
   Transfers of other terminations                                                           (418,492)        (274,966)
   Interfund and net transfers to general account                                            (528,592)          14,175
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             1,093,731        4,394,044
                                                                                        --------------   --------------

Total increase in net assets                                                                3,568,747        4,939,921
                                                                                        --------------   --------------

Net assets at end of year                                                               $  16,684,566    $   13,115,819
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       34


Midland National Life Insurance Company
Separate Account C
Alger American Fund MidCap Growth Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     497,179 shares (cost $10,395,364)       $  11,743,356       Dividend income                          $    453,641
                                                                 Capital gains distributions                   775,566
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                             1,229,207
                                                                                                         --------------
Net Assets                                   $  11,743,356   Expenses:
                                             --------------
                                                                 Administrative expense                          7,435
                                                                 Mortality and expense risk                    137,782
                                                                 Contract maintenance charge                     2,162
                                                                                                         --------------
                                                                                                               147,379
                                                                                                         --------------
                                                             Net investment income                           1,081,828

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             331,835
                                                                 Net unrealized appreciation on
                                                                  investments                                1,042,384
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $  2,456,047
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $   7,711,018     $  5,892,219

Net increase in net assets resulting from operations                                        2,456,047          578,339

Capital shares transactions
   Net premiums                                                                             1,172,891        1,912,567
   Transfers of policy loans                                                                   (1,911)          (1,223)
   Transfers of surrenders                                                                   (328,693)        (234,874)
   Transfers of death benefits                                                               (103,987)          (5,820)
   Transfers of other terminations                                                           (297,232)        (157,758)
   Interfund and net transfers to general account                                           1,135,223         (272,432)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             1,576,291        1,240,460
                                                                                        --------------   --------------

Total increase in net assets                                                                4,032,338        1,818,799
                                                                                        --------------   --------------

Net assets at end of year                                                               $  11,743,356    $   7,711,018
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       35


Midland National Life Insurance Company
Separate Account C
Alger American Fund Leveraged AllCap Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     153,422 shares (cost $7,017,616)         $  8,498,018       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                    $  8,498,018   Expenses:
                                             --------------
                                                                 Administrative expense                          5,187
                                                                 Mortality and expense risk                     73,576
                                                                 Contract maintenance charge                     2,226
                                                                                                         --------------
                                                                                                                80,989
                                                                                                         --------------
                                                             Net investment loss                               (80,989)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             824,353
                                                                 Net unrealized appreciation on
                                                                  investments                                  669,320
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                 $   1,412,684
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  4,039,989     $  3,306,488

Net increase in net assets resulting from operations                                        1,412,684          585,407

Capital shares transactions
   Net premiums                                                                             1,175,872          730,369
   Transfers of policy loans                                                                     (112)               -
   Transfers of surrenders                                                                   (419,249)        (244,122)
   Transfers of death benefits                                                                (13,485)            (894)
   Transfers of other terminations                                                           (144,140)        (107,813)
   Interfund and net transfers to general account                                           2,446,459         (229,446)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             3,045,345          148,094
                                                                                        --------------   --------------

Total increase in net assets                                                                4,458,029          733,501
                                                                                        --------------   --------------

Net assets at end of year                                                                $  8,498,018     $  4,039,989
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       36


Midland National Life Insurance Company
Separate Account C
Alger American Fund Small Capitalization Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     132,776 shares (cost $3,431,499)         $  4,424,080       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                    $  4,424,080   Expenses:
                                             --------------
                                                                 Administrative expense                          4,477
                                                                 Mortality and expense risk                     59,722
                                                                 Contract maintenance charge                     1,187
                                                                                                         --------------
                                                                                                                65,386
                                                                                                         --------------
                                                             Net investment loss                               (65,386)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             435,085
                                                                 Net unrealized appreciation on
                                                                  investments                                  266,247
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $   635,946
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  4,086,459     $  2,904,163

Net increase in net assets resulting from operations                                          635,946          559,041

Capital shares transactions
   Net premiums                                                                               444,245          971,004
   Transfers of policy loans                                                                      842              651
   Transfers of surrenders                                                                   (251,331)         (94,633)
   Transfers of death benefits                                                                (42,735)               -
   Transfers of other terminations                                                           (147,912)         (59,753)
   Interfund and net transfers to general account                                            (301,434)        (194,014)
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                   (298,325)         623,255
                                                                                        --------------   --------------

Total increase in net assets                                                                  337,621        1,182,296
                                                                                        --------------   --------------

Net assets at end of year                                                                $  4,424,080     $  4,086,459
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       37


Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Small Cap Growth Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                            $        -
                                                                 Capital gains distributions                     4,649
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 4,649
                                                                                                         --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                            105
                                                                 Mortality and expense risk                      3,841
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 3,946
                                                                                                         --------------
                                                             Net investment income                                 703

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              25,514
                                                                 Net unrealized depreciation on
                                                                  investments                                   (3,485)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    22,732
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $   338,904      $   232,495

Net increase in net assets resulting from operations                                           22,732            1,551

Capital shares transactions
   Net premiums                                                                                14,058          123,811
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                     (6,609)         (10,477)
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                             (2,459)          (3,069)
   Interfund and net transfers to general account                                            (366,626)          (5,407)
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                   (361,636)         104,858
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                      (338,904)         106,409
                                                                                        --------------   --------------

Net assets at end of year                                                                  $        -      $   338,904
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       38


Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Mid Cap Growth Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     23,377 shares (cost $698,381)            $    713,931       Dividend income                            $        -
                                                                 Capital gains distributions                    14,425
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                14,425
                                                                                                         --------------
Net Assets                                    $    713,931   Expenses:
                                             --------------
                                                                 Administrative expense                             91
                                                                 Mortality and expense risk                      5,844
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 5,935
                                                                                                         --------------
                                                             Net investment income                               8,490

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               4,940
                                                                 Net unrealized appreciation on
                                                                  investments                                      156
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    13,586
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $   255,320     $    123,445

Net increase in net assets resulting from operations                                           13,586            9,957

Capital shares transactions
   Net premiums                                                                                44,498          123,376
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                     (6,642)             (29)
   Transfers of death benefits                                                                   (192)               -
   Transfers of other terminations                                                             (9,255)          (2,418)
   Interfund and net transfers to general account                                             416,616              989
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               445,025          121,918
                                                                                        --------------   --------------

Total increase in net assets                                                                  458,611          131,875
                                                                                        --------------   --------------

Net assets at end of year                                                                $    713,931      $   255,320
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       39


Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Equity Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     29,443 shares (cost $556,011)             $   600,055       Dividend income                            $        -
                                                                 Capital gains distributions                    29,517
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                29,517
                                                                                                         --------------
Net Assets                                     $   600,055   Expenses:
                                             --------------
                                                                 Administrative expense                             91
                                                                 Mortality and expense risk                      8,120
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 8,211
                                                                                                         --------------
                                                             Net investment income                              21,306

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments              14,154
                                                                 Net unrealized appreciation on
                                                                  investments                                    6,799
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    42,259
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    483,891      $   247,884

Net increase in net assets resulting from operations                                           42,259           28,857

Capital shares transactions
   Net premiums                                                                               116,234          229,065
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                     (1,599)          (5,669)
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                             (4,085)          (4,188)
   Interfund and net transfers to general account                                             (36,645)         (12,058)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                                73,905          207,150
                                                                                        --------------   --------------

Total increase in net assets                                                                  116,164          236,007
                                                                                        --------------   --------------

Net assets at end of year                                                                 $   600,055     $    483,891
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       40


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Technology Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     63,708 shares (cost $988,138)            $    961,984       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                    $    961,984   Expenses:
                                             --------------
                                                                 Administrative expense                            124
                                                                 Mortality and expense risk                      7,637
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 7,761
                                                                                                         --------------
                                                             Net investment loss                                (7,761)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              27,996
                                                                 Net unrealized depreciation on
                                                                  investments                                  (58,866)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $    (38,631)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    289,421     $    139,987

Net (decrease) increase in net assets resulting from operations                               (38,631)          17,641

Capital shares transactions
   Net premiums                                                                               133,801           70,785
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                     (7,540)          (8,308)
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                             (7,371)          (4,977)
   Interfund and net transfers to general account                                             592,304           74,293
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               711,194          131,793
                                                                                        --------------   --------------

Total increase in net assets                                                                  672,563          149,434
                                                                                        --------------   --------------

Net assets at end of year                                                                $    961,984     $    289,421
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       41


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Utilities Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     255,977 shares (cost $5,828,500)         $  6,135,773       Dividend income                          $    108,651
                                                                 Capital gains distributions                   281,613
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               390,264
                                                                                                         --------------
Net Assets                                    $  6,135,773   Expenses:
                                             --------------
                                                                 Administrative expense                          1,597
                                                                 Mortality and expense risk                     67,972
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                69,569
                                                                                                         --------------
                                                             Net investment income                             320,695

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments             577,917
                                                                 Net unrealized depreciation on
                                                                  investments                                 (133,819)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $   764,793
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  4,339,663     $  2,971,253

Net increase in net assets resulting from operations                                          764,793          748,082

Capital shares transactions
   Net premiums                                                                             1,188,676        1,076,859
   Transfers of policy loans                                                                   (1,724)               -
   Transfers of surrenders                                                                   (118,852)        (196,698)
   Transfers of death benefits                                                                (47,594)         (12,099)
   Transfers of other terminations                                                           (148,393)        (108,112)
   Interfund and net transfers to general account                                             159,204         (139,622)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             1,031,317          620,328
                                                                                        --------------   --------------

Total increase in net assets                                                                1,796,110        1,368,410
                                                                                        --------------   --------------

Net assets at end of year                                                                $  6,135,773     $  4,339,663
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       42


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Financial Services Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     81,667 shares (cost $1,311,458)         $   1,001,234       Dividend income                           $    21,865
                                                                 Capital gains distributions                    82,542
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               104,407
                                                                                                         --------------
Net Assets                                   $   1,001,234   Expenses:
                                             --------------
                                                                 Administrative expense                            996
                                                                 Mortality and expense risk                     17,872
                                                                 Contract maintenance charge                       232
                                                                                                         --------------
                                                                                                                19,100
                                                                                                         --------------
                                                             Net investment income                              85,307

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              45,259
                                                                 Net unrealized depreciation on
                                                                  investments                                 (454,644)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $   (324,078)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $   1,147,269     $    723,185

Net (decrease) increase in net assets resulting from operations                              (324,078)         135,603

Capital shares transactions
   Net premiums                                                                               141,359          344,978
   Transfers of policy loans                                                                      308              282
   Transfers of surrenders                                                                    (63,566)        (114,437)
   Transfers of death benefits                                                                      -          (10,950)
   Transfers of other terminations                                                            (44,190)         (29,962)
   Interfund and net transfers to general account                                             144,132           98,570
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               178,043          288,481
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                      (146,035)         424,084
                                                                                        --------------   --------------

Net assets at end of year                                                               $   1,001,234    $   1,147,269
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       43


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Global Health Care Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     66,894 shares (cost $1,371,247)          $  1,609,472       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                    $  1,609,472   Expenses:
                                             --------------
                                                                 Administrative expense                          1,641
                                                                 Mortality and expense risk                     28,617
                                                                 Contract maintenance charge                       224
                                                                                                         --------------
                                                                                                                30,482
                                                                                                         --------------
                                                             Net investment loss                               (30,482)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             253,047
                                                                 Net unrealized appreciation on
                                                                  investments                                   18,570
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    241,135
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $   3,414,611     $  2,239,972

Net increase in net assets resulting from operations                                          241,135          107,470

Capital shares transactions
   Net premiums                                                                               171,820          980,841
   Transfers of policy loans                                                                      643              201
   Transfers of surrenders                                                                    (65,320)         (51,806)
   Transfers of death benefits                                                                (20,134)         (10,763)
   Transfers of other terminations                                                            (73,515)         (88,895)
   Interfund and net transfers to general account                                          (2,059,768)         237,591
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                 (2,046,274)       1,067,169
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                    (1,805,139)       1,174,639
                                                                                        --------------   --------------

Net assets at end of year                                                                $  1,609,472    $   3,414,611
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       44


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Basic Value Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     20,498 shares (cost $275,181)             $   258,682       Dividend income                            $      894
                                                                 Capital gains distributions                    15,023
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                15,917
                                                                                                         --------------
Net Assets                                     $   258,682   Expenses:
                                             --------------
                                                                 Administrative expense                              -
                                                                 Mortality and expense risk                      2,803
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 2,803
                                                                                                         --------------
                                                             Net investment income                              13,114

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                 740
                                                                 Net unrealized depreciation on
                                                                  investments                                  (16,499)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (2,645)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                            $        -       $        -

Net decrease in net assets resulting from operations                                           (2,645)               -

Capital shares transactions
   Net premiums                                                                               246,440                -
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                               (102)               -
   Interfund and net transfers to general account                                              14,989                -
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               261,327                -
                                                                                        --------------   --------------

Total increase in net assets                                                                  258,682                -
                                                                                        --------------   --------------

Net assets at end of year                                                                 $   258,682       $        -
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       45


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Global Real Estate Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     14,646 shares (cost $414,938)            $    317,227       Dividend income                           $    20,062
                                                                 Capital gains distributions                    48,027
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                68,089
                                                                                                         --------------
Net Assets                                    $    317,227   Expenses:
                                             --------------
                                                                 Administrative expense                              -
                                                                 Mortality and expense risk                      4,586
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 4,586
                                                                                                         --------------
                                                             Net investment income                              63,503

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments             (2,326)
                                                                 Net unrealized depreciation on
                                                                  investments                                  (97,711)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (36,534)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                            $        -       $        -

Net decrease in net assets resulting from operations                                          (36,534)               -

Capital shares transactions
   Net premiums                                                                               356,320                -
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                             (5,868)               -
   Interfund and net transfers to general account                                               3,309                -
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               353,761                -
                                                                                        --------------   --------------

Total increase in net assets                                                                  317,227                -
                                                                                        --------------   --------------

Net assets at end of year                                                                $    317,227       $        -
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       46


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds International Growth Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     17,874 shares (cost $566,992)            $    594,141       Dividend income                           $     2,337
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 2,337
                                                                                                         --------------
Net Assets                                    $    594,141   Expenses:
                                             --------------
                                                                 Administrative expense                              6
                                                                 Mortality and expense risk                      9,502
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 9,508
                                                                                                         --------------
                                                             Net investment loss                                (7,171)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments              30,937
                                                                 Net unrealized appreciation on
                                                                  investments                                   20,467
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    44,233
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    100,464       $        -

Net increase in net assets resulting from operations                                           44,233            8,330

Capital shares transactions
   Net premiums                                                                               249,819           36,498
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                            (14,014)            (631)
   Interfund and net transfers to general account                                             213,639           56,267
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               449,444           92,134
                                                                                        --------------   --------------

Total increase in net assets                                                                  493,677          100,464
                                                                                        --------------   --------------

Net assets at end of year                                                                $    594,141     $    100,464
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       47


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Mid Cap Core Equity Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     16,319 shares (cost $241,891)            $    235,811       Dividend income                           $       116
                                                                 Capital gains distributions                     3,488
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 3,604
                                                                                                         --------------
Net Assets                                    $    235,811   Expenses:
                                             --------------
                                                                 Administrative expense                              8
                                                                 Mortality and expense risk                      5,245
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 5,253
                                                                                                         --------------
                                                             Net investment loss                                (1,649)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               5,586
                                                                 Net unrealized depreciation on
                                                                  investments                                   (6,079)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $     (2,142)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                            $        -       $        -

Net (decrease) increase in net assets resulting from operations                                (2,142)               3

Capital shares transactions
   Net premiums                                                                                45,121                1
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                            (17,365)               -
   Interfund and net transfers to general account                                             210,197               (4)
                                                                                        --------------   --------------

     Net increase (decrease) in net assets from capital share transactions                    237,953               (3)
                                                                                        --------------   --------------

Total increase in net assets                                                                  235,811                -
                                                                                        --------------   --------------

Net assets at end of year                                                                $    235,811       $        -
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       48


Midland National Life Insurance Company
Separate Account C
LEVCO Series Trust Equity Value Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                            $        -
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                     -
                                                                                                         --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                              -
                                                                 Mortality and expense risk                          -
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                     -
                                                                                                         --------------
                                                             Net investment income                                   -

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                   -
                                                                 Net unrealized depreciation on
                                                                  investments                                        -
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $        -
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                            $        -      $     2,307

Net increase in net assets resulting from operations                                                -               98

Capital shares transactions
   Net premiums                                                                                     -                -
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                                  -                -
   Interfund and net transfers to general account                                                   -           (2,405)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                                     -           (2,405)
                                                                                        --------------   --------------

Total decrease in net assets                                                                        -           (2,307)
                                                                                        --------------   --------------

Net assets at end of year                                                                  $        -       $        -
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       49


Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Bond Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     602,199 shares (cost $6,935,350)         $  6,732,587       Dividend income                           $   467,989
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               467,989
                                                                                                         --------------
Net Assets                                    $  6,732,587   Expenses:
                                             --------------
                                                                 Administrative expense                          1,593
                                                                 Mortality and expense risk                    104,437
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                               106,030
                                                                                                         --------------
                                                             Net investment income                             361,959

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments           (157,422)
                                                                 Net unrealized depreciation on
                                                                  investments                                 (242,174)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (37,637)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  6,330,747     $  3,847,233

Net (decrease) increase in net assets resulting from operations                               (37,637)         140,100

Capital shares transactions
   Net premiums                                                                             1,125,063        2,650,459
   Transfers of policy loans                                                                    1,948           (2,709)
   Transfers of surrenders                                                                   (827,332)        (215,730)
   Transfers of death benefits                                                                (88,288)         (18,979)
   Transfers of other terminations                                                           (191,564)        (175,811)
   Interfund and net transfers to general account                                             419,650          106,184
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               439,477        2,343,414
                                                                                        --------------   --------------

Total increase in net assets                                                                  401,840        2,483,514
                                                                                        --------------   --------------

Net assets at end of year                                                                $  6,732,587     $  6,330,747
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       50


Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Small Company Portfolio
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     75,380 shares (cost $1,275,911)         $   1,210,599       Dividend income                            $      107
                                                                 Capital gains distributions                    57,664
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                57,771
                                                                                                         --------------
Net Assets                                   $   1,210,599   Expenses:
                                             --------------
                                                                 Administrative expense                            560
                                                                 Mortality and expense risk                     22,178
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                22,738
                                                                                                         --------------
                                                             Net investment income                              35,033

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              49,371
                                                                 Net unrealized depreciation on
                                                                  investments                                 (164,356)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (79,952)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  1,364,533     $  1,046,207

Net (decrease) increase in net assets resulting from operations                               (79,952)         138,378

Capital shares transactions
   Net premiums                                                                                88,407          228,430
   Transfers of policy loans                                                                      524           (1,416)
   Transfers of surrenders                                                                    (56,220)         (19,480)
   Transfers of death benefits                                                                 (1,175)          (3,770)
   Transfers of other terminations                                                            (34,025)         (34,013)
   Interfund and net transfers to general account                                             (71,493)          10,197
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                    (73,982)         179,948
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                      (153,934)         318,326
                                                                                        --------------   --------------

Net assets at end of year                                                               $   1,210,599     $  1,364,533
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       51


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Nova Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     176,730 shares (cost $1,810,043)         $  1,777,904       Dividend income                           $    24,913
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                24,913
                                                                                                         --------------
Net Assets                                    $  1,777,904   Expenses:
                                             --------------
                                                                 Administrative expense                            654
                                                                 Mortality and expense risk                     19,445
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                20,099
                                                                                                         --------------
                                                             Net investment income                               4,814

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              88,279
                                                                 Net unrealized depreciation on
                                                                  investments                                 (121,890)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (28,797)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $   668,932      $   378,434

Net (decrease) increase in net assets resulting from operations                               (28,797)          91,058

Capital shares transactions
   Net premiums                                                                               185,281          147,457
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                    (66,647)          (3,561)
   Transfers of death benefits                                                                (15,081)               -
   Transfers of other terminations                                                            (44,197)         (19,611)
   Interfund and net transfers to general account                                           1,078,413           75,155
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             1,137,769          199,440
                                                                                        --------------   --------------

Total increase in net assets                                                                1,108,972          290,498
                                                                                        --------------   --------------

Net assets at end of year                                                                $  1,777,904      $   668,932
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       52


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust OTC Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     12,005 shares (cost $177,262)            $    217,537       Dividend income                            $      148
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                   148
                                                                                                         --------------
Net Assets                                    $    217,537   Expenses:
                                             --------------
                                                                 Administrative expense                             58
                                                                 Mortality and expense risk                      2,667
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 2,725
                                                                                                         --------------
                                                             Net investment loss                                (2,577)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments             (1,995)
                                                                 Net unrealized appreciation on
                                                                  investments                                   18,640
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    14,068
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    121,670      $   330,607

Net increase in net assets resulting from operations                                           14,068           30,238

Capital shares transactions
   Net premiums                                                                                53,959           26,216
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -              (29)
   Transfers of death benefits                                                                 (1,495)               -
   Transfers of other terminations                                                             (1,649)          (1,507)
   Interfund and net transfers to general account                                              30,984         (263,855)
                                                                                        --------------   --------------

     Net increase (decrease) in net assets from capital share transactions                     81,799         (239,175)
                                                                                        --------------   --------------

Total increase (decrease) in net assets                                                        95,867         (208,937)
                                                                                        --------------   --------------

Net assets at end of year                                                                $    217,537     $    121,670
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       53


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust U.S. Government Money Market Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,483,977 shares (cost $1,483,977)       $  1,483,977       Dividend income                          $    138,778
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               138,778
                                                                                                         --------------
Net Assets                                    $  1,483,977   Expenses:
                                             --------------
                                                                 Administrative expense                            103
                                                                 Mortality and expense risk                     60,942
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                61,045
                                                                                                         --------------
                                                             Net investment income                              77,733

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                   -
                                                                 Net unrealized depreciation on
                                                                  investments                                        -
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    77,733
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  1,658,965     $    302,179

Net increase in net assets resulting from operations                                           77,733           14,835

Capital shares transactions
   Net premiums                                                                            10,080,721        8,289,627
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                     (2,300)         (65,971)
   Transfers of death benefits                                                               (929,950)               -
   Transfers of other terminations                                                            (24,423)         (39,361)
   Interfund and net transfers to general account                                          (9,376,769)      (6,842,344)
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                   (252,721)       1,341,951
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                      (174,988)       1,356,786
                                                                                        --------------   --------------

Net assets at end of year                                                                $  1,483,977     $  1,658,965
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       54


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse S&P 500 Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     29,538 shares (cost $1,353,327)         $   1,246,814       Dividend income                          $     57,511
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                57,511
                                                                                                         --------------
Net Assets                                   $   1,246,814   Expenses:
                                             --------------
                                                                 Administrative expense                            451
                                                                 Mortality and expense risk                     15,814
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                16,265
                                                                                                         --------------
                                                             Net investment income                              41,246

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments            (95,159)
                                                                 Net unrealized appreciation on
                                                                  investments                                   43,956
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (9,957)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  1,084,903      $   625,625

Net decrease in net assets resulting from operations                                           (9,957)         (91,257)

Capital shares transactions
   Net premiums                                                                               137,252          287,020
   Transfers of policy loans                                                                     (574)               -
   Transfers of surrenders                                                                    (18,348)         (12,235)
   Transfers of death benefits                                                                (10,235)              30
   Transfers of other terminations                                                            (30,211)         (27,557)
   Interfund and net transfers to general account                                              93,984          303,277
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               171,868          550,535
                                                                                        --------------   --------------

Total increase in net assets                                                                  161,911          459,278
                                                                                        --------------   --------------

Net assets at end of year                                                               $   1,246,814     $  1,084,903
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       55


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse OTC Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     71,504 shares (cost $1,431,848)         $   1,214,853       Dividend income                           $    39,004
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                39,004
                                                                                                         --------------
Net Assets                                   $   1,214,853   Expenses:
                                             --------------
                                                                 Administrative expense                            477
                                                                 Mortality and expense risk                     15,375
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                15,852
                                                                                                         --------------
                                                             Net investment income                              23,152

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments            (87,283)
                                                                 Net unrealized depreciation on
                                                                  investments                                 (104,103)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $   (168,234)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $   1,218,459      $   930,436

Net decrease in net assets resulting from operations                                         (168,234)         (18,257)

Capital shares transactions
   Net premiums                                                                                97,859          318,347
   Transfers of policy loans                                                                     (547)               -
   Transfers of surrenders                                                                    (24,368)         (12,882)
   Transfers of death benefits                                                                (12,848)              51
   Transfers of other terminations                                                            (31,763)         (31,948)
   Interfund and net transfers to general account                                             136,295           32,712
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               164,628          306,280
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                        (3,606)         288,023
                                                                                        --------------   --------------

Net assets at end of year                                                               $   1,214,853    $   1,218,459
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       56


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Government Long Bond Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     32,908 shares (cost $723,899)             $   644,345       Dividend income                           $    30,965
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                30,965
                                                                                                         --------------
Net Assets                                     $   644,345   Expenses:
                                             --------------
                                                                 Administrative expense                            278
                                                                 Mortality and expense risk                      7,959
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 8,237
                                                                                                         --------------
                                                             Net investment income                              22,728

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                 756
                                                                 Net unrealized depreciation on
                                                                  investments                                  (65,912)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (42,428)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    551,726      $   493,205

Net (decrease) increase in net assets resulting from operations                               (42,428)          17,464

Capital shares transactions
   Net premiums                                                                                34,522          180,744
   Transfers of policy loans                                                                      (43)               -
   Transfers of surrenders                                                                    (18,561)         (10,792)
   Transfers of death benefits                                                                (10,046)              13
   Transfers of other terminations                                                            (18,312)         (11,993)
   Interfund and net transfers to general account                                             147,487         (116,915)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               135,047           41,057
                                                                                        --------------   --------------

Total increase in net assets                                                                   92,619           58,521
                                                                                        --------------   --------------

Net assets at end of year                                                                 $   644,345     $    551,726
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       57


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Sector Rotation Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     150,272 shares (cost $2,121,083)         $  2,303,664       Dividend income                            $        -
                                                                 Capital gains distributions                   172,022
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                               172,022
                                                                                                         --------------
Net Assets                                    $  2,303,664   Expenses:
                                             --------------
                                                                 Administrative expense                            857
                                                                 Mortality and expense risk                     28,721
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                29,578
                                                                                                         --------------
                                                             Net investment income                             142,444

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments              73,936
                                                                 Net unrealized appreciation on
                                                                  investments                                  173,831
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    390,211
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $  1,947,239     $    140,761

Net increase in net assets resulting from operations                                          390,211           91,782

Capital shares transactions
   Net premiums                                                                                75,234          599,493
   Transfers of policy loans                                                                   (2,900)               -
   Transfers of surrenders                                                                    (11,783)         (18,784)
   Transfers of death benefits                                                                 (7,187)               -
   Transfers of other terminations                                                            (54,122)         (28,359)
   Interfund and net transfers to general account                                             (33,028)       1,162,346
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                    (33,786)       1,714,696
                                                                                        --------------   --------------

Total increase in net assets                                                                  356,425        1,806,478
                                                                                        --------------   --------------

Net assets at end of year                                                                $  2,303,664     $  1,947,239
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       58


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Government Long Bond Advantage
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     13,622 shares (cost $160,980)            $    166,732       Dividend income                           $     7,856
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 7,856
                                                                                                         --------------
Net Assets                                    $    166,732   Expenses:
                                             --------------
                                                                 Administrative expense                             34
                                                                 Mortality and expense risk                      3,250
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 3,284
                                                                                                         --------------
                                                             Net investment income                               4,572

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments              68,231
                                                                 Net unrealized appreciation on
                                                                  investments                                    7,219
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    80,022
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $    39,663      $    40,972

Net increase (decrease) in net assets resulting from operations                                80,022           (2,124)

Capital shares transactions
   Net premiums                                                                                54,796           23,845
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                   (371,864)          (3,945)
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                             (1,868)          (1,380)
   Interfund and net transfers to general account                                             365,983          (17,705)
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                                47,047              815
                                                                                        --------------   --------------

Total increase (decrease) in net assets                                                       127,069           (1,309)
                                                                                        --------------   --------------

Net assets at end of year                                                                $    166,732      $    39,663
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       59


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Dynamic Dow Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     3,590 shares (cost $109,541)              $    92,271       Dividend income                          $      1,018
                                                                 Capital gains distributions                    10,849
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                11,867
                                                                                                         --------------
Net Assets                                     $    92,271   Expenses:
                                             --------------
                                                                 Administrative expense                              8
                                                                 Mortality and expense risk                      8,200
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 8,208
                                                                                                         --------------
                                                             Net investment income                               3,659

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (2,529)
                                                                 Net unrealized depreciation on
                                                                  investments                                  (17,300)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $    (16,170)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    123,294       $        -

Net decrease in net assets resulting from operations                                          (16,170)          (3,280)

Capital shares transactions
   Net premiums                                                                                44,060              624
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                               (833,878)               -
   Transfers of other terminations                                                                 (3)              (5)
   Interfund and net transfers to general account                                             774,968          125,955
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                    (14,853)         126,574
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                       (31,023)         123,294
                                                                                        --------------   --------------

Net assets at end of year                                                                 $    92,271     $    123,294
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       60


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Dynamic OTC Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     2,089 shares (cost $65,243)               $    62,621       Dividend income                            $      236
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                   236
                                                                                                         --------------
Net Assets                                     $    62,621   Expenses:
                                             --------------
                                                                 Administrative expense                              6
                                                                 Mortality and expense risk                     12,221
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                12,227
                                                                                                         --------------
                                                             Net investment loss                               (11,991)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             369,907
                                                                 Net unrealized appreciation on
                                                                  investments                                   31,266
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    389,182
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    117,882       $        -

Net increase in net assets resulting from operations                                          389,182          410,144

Capital shares transactions
   Net premiums                                                                               (17,837)             461
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                                 (5)              (4)
   Interfund and net transfers to general account                                            (426,601)        (292,719)
                                                                                        --------------   --------------

     Net decrease in net assets from capital share transactions                              (444,443)        (292,262)
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                       (55,261)         117,882
                                                                                        --------------   --------------

Net assets at end of year                                                                 $    62,621     $    117,882
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       61


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Dynamic S&P 500 Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     4,236 shares (cost $96,419)               $    81,498       Dividend income                            $      847
                                                                 Capital gains distributions                     9,055
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 9,902
                                                                                                         --------------
Net Assets                                     $    81,498   Expenses:
                                             --------------
                                                                 Administrative expense                              2
                                                                 Mortality and expense risk                      4,393
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 4,395
                                                                                                         --------------
                                                             Net investment income                               5,507

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments           (193,598)
                                                                 Net unrealized depreciation on
                                                                  investments                                  (15,984)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $   (204,075)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $    18,607       $        -

Net (decrease) increase in net assets resulting from operations                              (204,075)           3,018

Capital shares transactions
   Net premiums                                                                                88,688              642
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                               (843)              (4)
   Interfund and net transfers to general account                                             179,121           14,951
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               266,966           15,589
                                                                                        --------------   --------------

Total increase in net assets                                                                   62,891           18,607
                                                                                        --------------   --------------

Net assets at end of year                                                                 $    81,498      $    18,607
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       62


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Dynamic Dow Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     52,101 shares (cost $1,557,329)          $  1,499,992       Dividend income                           $    74,865
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                74,865
                                                                                                         --------------
Net Assets                                    $  1,499,992   Expenses:
                                             --------------
                                                                 Administrative expense                              6
                                                                 Mortality and expense risk                     76,198
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                76,204
                                                                                                         --------------
                                                             Net investment loss                                (1,339)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments           (670,347)
                                                                 Net unrealized appreciation on
                                                                  investments                                  123,815
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $   (547,871)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                         $   3,811,981       $        -

Net decrease in net assets resulting from operations                                         (547,871)        (331,454)

Capital shares transactions
   Net premiums                                                                                 3,392           99,942
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                             (1,315,205)               -
   Transfers of other terminations                                                            (35,403)              (3)
   Interfund and net transfers to general account                                            (416,902)       4,043,496
                                                                                        --------------   --------------

     Net (decrease) increase in net assets from capital share transactions                 (1,764,118)       4,143,435
                                                                                        --------------   --------------

Total (decrease) increase in net assets                                                    (2,311,989)       3,811,981
                                                                                        --------------   --------------

Net assets at end of year                                                                $  1,499,992    $   3,811,981
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       63


Midland National Life Insurance Company
Separate Account C
ProFunds Access VP High Yield Fund
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     46,968 shares (cost $1,401,253)          $  1,359,264       Dividend income                           $    70,842
                                                                 Capital gains distributions                    10,047
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                80,889
                                                                                                         --------------
Net Assets                                    $  1,359,264   Expenses:
                                             --------------
                                                                 Administrative expense                             15
                                                                 Mortality and expense risk                     20,319
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                20,334
                                                                                                         --------------
                                                             Net investment income                              60,555

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (7,184)
                                                                 Net unrealized depreciation on
                                                                  investments                                  (39,388)
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    13,983
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $   340,470       $        -

Net increase in net assets resulting from operations                                           13,983              436

Capital shares transactions
   Net premiums                                                                                 7,764                1
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                               (800)          (3,700)
   Interfund and net transfers to general account                                             997,847          343,733
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             1,004,811          340,034
                                                                                        --------------   --------------

Total increase in net assets                                                                1,018,794          340,470
                                                                                        --------------   --------------

Net assets at end of year                                                                $  1,359,264      $   340,470
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       64


Midland National Life Insurance Company
Separate Account C
ProFunds VP Asia 30
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     27,264 shares (cost $2,241,646)          $  2,480,188       Dividend income                           $     1,577
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 1,577
                                                                                                         --------------
Net Assets                                    $  2,480,188   Expenses:
                                             --------------
                                                                 Administrative expense                             18
                                                                 Mortality and expense risk                     31,847
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                31,865
                                                                                                         --------------
                                                             Net investment loss                               (30,288)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments             300,858
                                                                 Net unrealized appreciation on
                                                                  investments                                  207,201
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $    477,771
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                          $    576,421       $        -

Net increase in net assets resulting from operations                                          477,771           56,138

Capital shares transactions
   Net premiums                                                                                37,473            8,541
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                             (1,724)               -
   Interfund and net transfers to general account                                           1,390,247          511,742
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                             1,425,996          520,283
                                                                                        --------------   --------------

Total increase in net assets                                                                1,903,767          576,421
                                                                                        --------------   --------------

Net assets at end of year                                                                $  2,480,188     $    576,421
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       65


Midland National Life Insurance Company
Separate Account C
ProFunds VP Banks
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     272 shares (cost $9,221)                  $     6,601       Dividend income                            $      324
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                   324
                                                                                                         --------------
Net Assets                                     $     6,601   Expenses:
                                             --------------
                                                                 Administrative expense                              -
                                                                 Mortality and expense risk                        181
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                   181
                                                                                                         --------------
                                                             Net investment income                                 143

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (2,718)
                                                                 Net unrealized depreciation on
                                                                  investments                                   (2,620)
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $     (5,195)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $     5,728       $        -

Net (decrease) increase in net assets resulting from operations                                (5,195)              59

Capital shares transactions
   Net premiums                                                                                 9,513               (5)
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                               (400)               -
   Interfund and net transfers to general account                                              (3,045)           5,674
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                                 6,068            5,669
                                                                                        --------------   --------------

Total increase in net assets                                                                      873            5,728
                                                                                        --------------   --------------

Net assets at end of year                                                                 $     6,601      $     5,728
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       66


Midland National Life Insurance Company
Separate Account C
ProFunds VP Basic Materials
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     10,438 shares (cost $527,320)             $   539,535       Dividend income                            $      341
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                   341
                                                                                                         --------------
Net Assets                                     $   539,535   Expenses:
                                             --------------
                                                                 Administrative expense                              3
                                                                 Mortality and expense risk                      2,995
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 2,998
                                                                                                         --------------
                                                             Net investment loss                                (2,657)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               1,689
                                                                 Net unrealized appreciation on
                                                                  investments                                   12,450
                                                                                                         --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $     11,482
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                           $    25,826       $        -

Net increase in net assets resulting from operations                                           11,482              917

Capital shares transactions
   Net premiums                                                                                24,360                3
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                             (1,339)            (221)
   Interfund and net transfers to general account                                             479,206           25,127
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                               502,227           24,909
                                                                                        --------------   --------------

Total increase in net assets                                                                  513,709           25,826
                                                                                        --------------   --------------

Net assets at end of year                                                                 $   539,535      $    25,826
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       67


Midland National Life Insurance Company
Separate Account C
ProFunds VP Bear
----------------------------------------------------------------------------------------

Statement of Assets and Liabilities                           Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     2,332 shares (cost $55,849)              $     58,119       Dividend income                          $      1,221
                                                                 Capital gains distributions                         -
                                                                                                         --------------
Liabilities                                              -
                                             --------------
                                                                                                                 1,221
                                                                                                         --------------
Net Assets                                    $     58,119   Expenses:
                                             --------------
                                                                 Administrative expense                              -
                                                                 Mortality and expense risk                      1,776
                                                                 Contract maintenance charge                         -
                                                                                                         --------------
                                                                                                                 1,776
                                                                                                         --------------
                                                             Net investment loss                                  (555)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments            (13,619)
                                                                 Net unrealized appreciation on
                                                                  investments                                    2,271
                                                                                                         --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $    (11,903)
                                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                            2007             2006

Net assets at beginning of year                                                            $        -       $        -

Net decrease in net assets resulting from operations                                          (11,903)          (4,297)

Capital shares transactions
   Net premiums                                                                                32,480              (81)
   Transfers of policy loans                                                                        -                -
   Transfers of surrenders                                                                          -                -
   Transfers of death benefits                                                                      -                -
   Transfers of other terminations                                                                (82)              (6)
   Interfund and net transfers to general account                                              37,624            4,384
                                                                                        --------------   --------------

     Net increase in net assets from capital share transactions                                70,022            4,297
                                                                                        --------------   --------------

Total increase in net assets                                                                   58,119                -
                                                                                        --------------   --------------

Net assets at end of year                                                                $     58,119       $        -
                                                                                        --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                       68


Midland National Life Insurance Company
Separate Account C
ProFunds VP Biotechnology
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,681 shares (cost $37,277)               $    34,638       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                     $    34,638   Expenses:
                                             --------------
                                                                 Administrative expense                               4
                                                                 Mortality and expense risk                         664
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    668
                                                                                                          --------------
                                                             Net investment loss                                   (668)

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments              (6,138)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (2,583)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (9,389)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $     1,405      $        -

Net decrease in net assets resulting from operations                                             (9,389)         (1,419)

Capital shares transactions
   Net premiums                                                                                  33,742             (23)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (130)             (3)
   Interfund and net transfers to general account                                                 9,010           2,850
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  42,622           2,824
                                                                                         ---------------  --------------

Total increase in net assets                                                                     33,233           1,405
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    34,638     $     1,405
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       69


Midland National Life Insurance Company
Separate Account C
ProFunds VP Bull
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     6,619 shares (cost $209,569)              $   204,524       Dividend income                             $      432
                                                                 Capital gains distributions                        951
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  1,383
                                                                                                          --------------
Net Assets                                     $   204,524   Expenses:
                                             --------------
                                                                 Administrative expense                              30
                                                                 Mortality and expense risk                       2,817
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  2,847
                                                                                                          --------------
                                                             Net investment loss                                 (1,464)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                8,718
                                                                 Net unrealized depreciation on
                                                                  investments                                    (5,898)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     1,356
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    429,651      $        -

Net increase in net assets resulting from operations                                              1,356           5,503

Capital shares transactions
   Net premiums                                                                                 164,240          14,989
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (2,767)           (975)
   Interfund and net transfers to general account                                              (387,956)        410,134
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                     (226,483)        424,148
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                        (225,127)        429,651
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   204,524    $    429,651
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       70


Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Goods
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     228 shares (cost $8,170)                  $     8,087       Dividend income                             $       24
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                     24
                                                                                                          --------------
Net Assets                                     $     8,087   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         131
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    131
                                                                                                          --------------
                                                             Net investment loss                                   (107)

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments                 (17)
                                                                 Net unrealized depreciation on
                                                                  investments                                       (82)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $     (206)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (decrease) increase in net assets resulting from operations                                    (206)              2

Capital shares transactions
   Net premiums                                                                                   1,670               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (164)              -
   Interfund and net transfers to general account                                                 6,787              (2)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                        8,293              (2)
                                                                                         ---------------  --------------

Total increase in net assets                                                                      8,087               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $     8,087      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       71


Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Services
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     104 shares (cost $3,380)                  $     3,046       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                     $     3,046   Expenses:
                                             --------------
                                                                 Administrative expense                               4
                                                                 Mortality and expense risk                          93
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                     97
                                                                                                          --------------
                                                             Net investment loss                                    (97)

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments                 (63)
                                                                 Net unrealized depreciation on
                                                                  investments                                      (363)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $     (523)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $     1,405      $        -

Net (decrease) increase in net assets resulting from operations                                    (523)            424

Capital shares transactions
   Net premiums                                                                                   2,071             (11)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                  (77)            (21)
   Interfund and net transfers to general account                                                   170           1,013
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                   2,164             981
                                                                                         ---------------  --------------

Total increase in net assets                                                                      1,641           1,405
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $     3,046     $     1,405
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       72


Midland National Life Insurance Company
Separate Account C
ProFunds VP Dow 30
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     383 shares (cost $14,266)                 $    14,782       Dividend income                             $       34
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                     34
                                                                                                          --------------
Net Assets                                     $    14,782   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       1,182
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  1,182
                                                                                                          --------------
                                                             Net investment loss                                 (1,148)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments                3,774
                                                                 Net unrealized appreciation on
                                                                  investments                                        92
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     2,718
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    89,881      $        -

Net increase in net assets resulting from operations                                              2,718           2,508

Capital shares transactions
   Net premiums                                                                                  77,403          54,442
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (65,387)              -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (484)           (128)
   Interfund and net transfers to general account                                               (89,349)         33,059
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                      (77,817)         87,373
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                         (75,099)         89,881
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    14,782     $    89,881
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       73


Midland National Life Insurance Company
Separate Account C
ProFunds Emerging Markets
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     33,906 shares (cost $1,225,689)         $   1,190,766       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                   $   1,190,766   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         330
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    330
                                                                                                          --------------
                                                             Net investment loss                                   (330)

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments                  (9)
                                                                 Net unrealized depreciation on
                                                                  investments                                   (34,923)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $   (35,262)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net decrease in net assets resulting from operations                                            (35,262)              -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                             1,226,028               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               1,226,028               -
                                                                                         ---------------  --------------

Total increase in net assets                                                                  1,190,766               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                 $   1,190,766      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       74


Midland National Life Insurance Company
Separate Account C
ProFunds VP Europe 30
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     3,288 shares (cost $115,887)             $    116,830       Dividend income                            $     7,252
                                                                 Capital gains distributions                      2,956
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 10,208
                                                                                                          --------------
Net Assets                                    $    116,830   Expenses:
                                             --------------
                                                                 Administrative expense                              14
                                                                 Mortality and expense risk                       3,819
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  3,833
                                                                                                          --------------
                                                             Net investment income                                6,375

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               14,703
                                                                 Net unrealized depreciation on
                                                                  investments                                      (208)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    20,870
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    77,028      $        -

Net increase in net assets resulting from operations                                             20,870           1,521

Capital shares transactions
   Net premiums                                                                                  49,969           5,275
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (3,272)           (311)
   Interfund and net transfers to general account                                               (27,765)         70,543
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  18,932          75,507
                                                                                         ---------------  --------------

Total increase in net assets                                                                     39,802          77,028
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    116,830     $    77,028
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       75


Midland National Life Insurance Company
Separate Account C
ProFunds Falling US Dollar
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           -
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      -
                                                                                                          --------------
                                                             Net investment income                                    -

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized appreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $        -
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (increase) decrease in net assets resulting from operations                                       -               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                     -               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                       -               -
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                               -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       76


Midland National Life Insurance Company
Separate Account C
ProFunds VP Financials
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     17,287 shares (cost $646,588)             $   559,738       Dividend income                            $     5,798
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  5,798
                                                                                                          --------------
Net Assets                                     $   559,738   Expenses:
                                             --------------
                                                                 Administrative expense                               3
                                                                 Mortality and expense risk                       8,576
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  8,579
                                                                                                          --------------
                                                             Net investment loss                                 (2,781)

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (11,088)
                                                                 Net unrealized depreciation on
                                                                  investments                                   (89,121)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (102,990)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    75,657      $        -

Net (decrease) increase in net assets resulting from operations                                (102,990)          2,099

Capital shares transactions
   Net premiums                                                                                  32,416               1
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (396)            (21)
   Interfund and net transfers to general account                                               555,051          73,578
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 587,071          73,558
                                                                                         ---------------  --------------

Total increase in net assets                                                                    484,081          75,657
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   559,738     $    75,657
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       77


Midland National Life Insurance Company
Separate Account C
ProFunds VP Health Care
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     35,133 shares (cost $1,094,759)         $   1,103,880       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                   $   1,103,880   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                      15,976
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 15,976
                                                                                                          --------------
                                                             Net investment loss                                (15,976)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments                4,433
                                                                 Net unrealized appreciation on
                                                                  investments                                     8,326
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $     (3,217)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    74,635      $        -

Net (decrease) increase in net assets resulting from operations                                  (3,217)            861

Capital shares transactions
   Net premiums                                                                                  11,817              (3)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (1,220)              -
   Interfund and net transfers to general account                                             1,021,865          73,777
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               1,032,462          73,774
                                                                                         ---------------  --------------

Total increase in net assets                                                                  1,029,245          74,635
                                                                                         ---------------  --------------

Net assets at end of year                                                                 $   1,103,880     $    74,635
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       78


Midland National Life Insurance Company
Separate Account C
ProFunds VP Industrials
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     910 shares (cost $38,689)                 $    38,054       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                     $    38,054   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         557
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    557
                                                                                                          --------------
                                                             Net investment loss                                   (557)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                  496
                                                                 Net unrealized depreciation on
                                                                  investments                                      (635)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $     (696)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net decrease in net assets resulting from operations                                               (696)            (74)

Capital shares transactions
   Net premiums                                                                                  36,755               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                  (60)            (21)
   Interfund and net transfers to general account                                                 2,055              95
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  38,750              74
                                                                                         ---------------  --------------

Total increase in net assets                                                                     38,054               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    38,054      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       79


Midland National Life Insurance Company
Separate Account C
ProFunds VP International
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           -
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      -
                                                                                                          --------------
                                                             Net investment income                                    -

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized appreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $        -
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (increase) decrease in net assets resulting from operations                                       -               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                     -               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                       -               -
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                               -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       80


Midland National Life Insurance Company
Separate Account C
ProFunds VP Internet
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     3,484 shares (cost $186,925)             $    186,420       Dividend income                           $      1,511
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  1,511
                                                                                                          --------------
Net Assets                                    $    186,420   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       3,458
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  3,458
                                                                                                          --------------
                                                             Net investment loss                                 (1,947)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                  402
                                                                 Net unrealized depreciation on
                                                                  investments                                      (505)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (2,050)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (decrease) increase in net assets resulting from operations                                  (2,050)            379

Capital shares transactions
   Net premiums                                                                                 184,676             (16)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                  (38)            (26)
   Interfund and net transfers to general account                                                 3,832            (337)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                      188,470            (379)
                                                                                         ---------------  --------------

Total increase in net assets                                                                    186,420               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    186,420      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       81


Midland National Life Insurance Company
Separate Account C
ProFunds VP Japan
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     7,782 shares (cost $192,556)             $    188,086       Dividend income                            $    36,642
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 36,642
                                                                                                          --------------
Net Assets                                    $    188,086   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       7,173
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  7,173
                                                                                                          --------------
                                                             Net investment income                               29,469

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments              (8,340)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (7,443)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    13,686
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    165,495      $        -

Net increase (decrease) in net assets resulting from operations                                  13,686         (13,445)

Capital shares transactions
   Net premiums                                                                                   4,035              17
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (427)            (64)
   Interfund and net transfers to general account                                                 5,297         178,987
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                   8,905         178,940
                                                                                         ---------------  --------------

Total increase in net assets                                                                     22,591         165,495
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    188,086    $    165,495
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       82


Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Growth
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     14,278 shares (cost $513,238)            $    514,296       Dividend income                             $        -
                                                                 Capital gains distributions                      6,933
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  6,933
                                                                                                          --------------
Net Assets                                    $    514,296   Expenses:
                                             --------------
                                                                 Administrative expense                             144
                                                                 Mortality and expense risk                       9,358
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  9,502
                                                                                                          --------------
                                                             Net investment loss                                 (2,569)

                                                             Realized and unrealized gains (losses)
                                                              on investments:
                                                                 Net realized losses on investments             (18,769)
                                                                 Net unrealized appreciation on
                                                                  investments                                       989
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $   (20,349)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    30,738      $        -

Net (decrease) increase in net assets resulting from operations                                 (20,349)            915

Capital shares transactions
   Net premiums                                                                                 229,089         249,781
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (18,768)            (25)
   Interfund and net transfers to general account                                               293,586        (219,933)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 503,907          29,823
                                                                                         ---------------  --------------

Total increase in net assets                                                                    483,558          30,738
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    514,296     $    30,738
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       83


Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Value
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     2,342 shares (cost $97,031)               $    87,644       Dividend income                             $      825
                                                                 Capital gains distributions                      7,290
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  8,115
                                                                                                          --------------
Net Assets                                     $    87,644   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       2,691
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  2,691
                                                                                                          --------------
                                                             Net investment income                                5,424

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments              (1,672)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (9,747)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (5,995)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    292,871      $        -

Net (decrease) increase in net assets resulting from operations                                  (5,995)          1,153

Capital shares transactions
   Net premiums                                                                                  43,040              (8)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (5,081)           (955)
   Interfund and net transfers to general account                                              (237,191)        292,681
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                     (199,232)        291,718
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                        (205,227)        292,871
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    87,644    $    292,871
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       84


Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           -
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      -
                                                                                                          --------------
                                                             Net investment income                                    -

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized depreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $        -
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (increase) decrease in net assets resulting from operations                                       -               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                     -               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                       -               -
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                               -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       85


Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Growth
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     21,403 shares (cost $753,953)            $    752,104       Dividend income                             $        -
                                                                 Capital gains distributions                     16,589
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 16,589
                                                                                                          --------------
Net Assets                                    $    752,104   Expenses:
                                             --------------
                                                                 Administrative expense                              96
                                                                 Mortality and expense risk                       6,406
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  6,502
                                                                                                          --------------
                                                             Net investment income                               10,087

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (26,026)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (2,185)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (18,124)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    22,439      $        -

Net (decrease) increase in net assets resulting from operations                                 (18,124)          1,062

Capital shares transactions
   Net premiums                                                                                   9,396          21,488
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (6,538)           (210)
   Interfund and net transfers to general account                                               744,931              99
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 747,789          21,377
                                                                                         ---------------  --------------

Total increase in net assets                                                                    729,665          22,439
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    752,104     $    22,439
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       86


Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Value
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     7,858 shares (cost $272,924)              $   247,603       Dividend income                            $     2,670
                                                                 Capital gains distributions                     14,443
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 17,113
                                                                                                          --------------
Net Assets                                     $   247,603   Expenses:
                                             --------------
                                                                 Administrative expense                               7
                                                                 Mortality and expense risk                       6,782
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  6,789
                                                                                                          --------------
                                                             Net investment income                               10,324

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (26,343)
                                                                 Net unrealized depreciation on
                                                                  investments                                   (21,896)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (37,915)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    39,179      $        -

Net (decrease) increase in net assets resulting from operations                                 (37,915)          2,060

Capital shares transactions
   Net premiums                                                                                  60,990          37,204
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (17,657)           (602)
   Interfund and net transfers to general account                                               203,006             517
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 246,339          37,119
                                                                                         ---------------  --------------

Total increase in net assets                                                                    208,424          39,179
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   247,603     $    39,179
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       87


Midland National Life Insurance Company
Separate Account C
ProFunds VP Money Market
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     12,092,204 shares (cost $12,092,204)    $  12,092,204       Dividend income                            $   407,903
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                407,903
                                                                                                          --------------
Net Assets                                   $  12,092,204   Expenses:
                                             --------------
                                                                 Administrative expense                             629
                                                                 Mortality and expense risk                     232,343
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                232,972
                                                                                                          --------------
                                                             Net investment income                              174,931

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized appreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    174,931
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $  1,002,360      $        -

Net increase in net assets resulting from operations                                            174,931           5,467

Capital shares transactions
   Net premiums                                                                              27,705,396       3,825,663
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                     (219,170)         (2,015)
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                             (119,810)           (923)
   Interfund and net transfers to general account                                           (16,451,503)     (2,825,832)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                              10,914,913         996,893
                                                                                         ---------------  --------------

Total increase in net assets                                                                 11,089,844       1,002,360
                                                                                         ---------------  --------------

Net assets at end of year                                                                 $  12,092,204    $  1,002,360
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       88


Midland National Life Insurance Company
Separate Account C
ProFunds VP Oil & Gas
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     33,349 shares (cost $2,036,371)          $  2,224,050       Dividend income                             $        -
                                                                 Capital gains distributions                     27,383
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 27,383
                                                                                                          --------------
Net Assets                                    $  2,224,050   Expenses:
                                             --------------
                                                                 Administrative expense                              24
                                                                 Mortality and expense risk                      21,660
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 21,684
                                                                                                          --------------
                                                             Net investment income                                5,699

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               34,339
                                                                 Net unrealized appreciation on
                                                                  investments                                   188,152
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    228,190
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    56,387      $        -

Net increase (decrease) in net assets resulting from operations                                 228,190            (329)

Capital shares transactions
   Net premiums                                                                                 561,202             (16)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (3,088)              -
   Interfund and net transfers to general account                                             1,381,359          56,732
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               1,939,473          56,716
                                                                                         ---------------  --------------

Total increase in net assets                                                                  2,167,663          56,387
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  2,224,050     $    56,387
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       89


Midland National Life Insurance Company
Separate Account C
ProFunds VP NASDAQ-100
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     8,151 shares (cost $149,030)             $    151,767       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                    $    151,767   Expenses:
                                             --------------
                                                                 Administrative expense                              15
                                                                 Mortality and expense risk                       6,783
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  6,798
                                                                                                          --------------
                                                             Net investment loss                                 (6,798)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments             (15,509)
                                                                 Net unrealized appreciation on
                                                                  investments                                     3,167
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (19,140)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    58,096      $        -

Net decrease in net assets resulting from operations                                            (19,140)         (1,190)

Capital shares transactions
   Net premiums                                                                                 122,906             (17)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (4,017)           (273)
   Interfund and net transfers to general account                                                (6,078)         59,576
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 112,811          59,286
                                                                                         ---------------  --------------

Total increase in net assets                                                                     93,671          58,096
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    151,767     $    58,096
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       90


Midland National Life Insurance Company
Separate Account C
ProFunds VP Pharmaceuticals
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     552 shares (cost $14,139)                 $    14,064       Dividend income                             $      244
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    244
                                                                                                          --------------
Net Assets                                     $    14,064   Expenses:
                                             --------------
                                                                 Administrative expense                              10
                                                                 Mortality and expense risk                         275
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    285
                                                                                                          --------------
                                                             Net investment loss                                    (41)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                1,809
                                                                 Net unrealized depreciation on
                                                                  investments                                        (8)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     1,760
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $     2,437      $        -

Net increase (decrease) in net assets resulting from operations                                   1,760            (168)

Capital shares transactions
   Net premiums                                                                                  10,362              (1)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                  (15)              -
   Interfund and net transfers to general account                                                  (480)          2,606
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                   9,867           2,605
                                                                                         ---------------  --------------

Total increase in net assets                                                                     11,627           2,437
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    14,064     $     2,437
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       91


Midland National Life Insurance Company
Separate Account C
ProFunds VP Precious Metals
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     18,395 shares (cost $914,841)             $   953,254       Dividend income                            $     9,297
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  9,297
                                                                                                          --------------
Net Assets                                     $   953,254   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                      11,054
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 11,054
                                                                                                          --------------
                                                             Net investment loss                                 (1,757)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               11,528
                                                                 Net unrealized appreciation on
                                                                  investments                                    38,791
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    48,562
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    56,464      $        -

Net increase in net assets resulting from operations                                             48,562          91,043

Capital shares transactions
   Net premiums                                                                                 154,306            (156)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (2,000)              -
   Interfund and net transfers to general account                                               695,922         (34,423)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                      848,228         (34,579)
                                                                                         ---------------  --------------

Total increase in net assets                                                                    896,790          56,464
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   953,254     $    56,464
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       92


Midland National Life Insurance Company
Separate Account C
ProFunds VP Real Estate
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     2,876 shares (cost $192,572)             $    142,186       Dividend income                            $     2,527
                                                                 Capital gains distributions                      7,803
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 10,330
                                                                                                          --------------
Net Assets                                    $    142,186   Expenses:
                                             --------------
                                                                 Administrative expense                               9
                                                                 Mortality and expense risk                       7,576
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  7,585
                                                                                                          --------------
                                                             Net investment income                                2,745

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (36,395)
                                                                 Net unrealized depreciation on
                                                                  investments                                   (49,339)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $   (82,989)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    139,592      $        -

Net decrease in net assets resulting from operations                                            (82,989)           (602)

Capital shares transactions
   Net premiums                                                                                 200,525          54,446
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (65,350)              -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (867)            (65)
   Interfund and net transfers to general account                                               (48,725)         85,813
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  85,583         140,194
                                                                                         ---------------  --------------

Total increase in net assets                                                                      2,594         139,592
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    142,186    $    139,592
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       93


Midland National Life Insurance Company
Separate Account C
ProFunds VP Rising Rates Opportunity
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     3,266 shares (cost $62,647)               $    60,495       Dividend income                            $    26,300
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 26,300
                                                                                                          --------------
Net Assets                                     $    60,495   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       4,778
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  4,778
                                                                                                          --------------
                                                             Net investment income                               21,522

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (67,971)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (2,497)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $   (48,946)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    20,989      $        -

Net decrease in net assets resulting from operations                                            (48,946)         (3,401)

Capital shares transactions
   Net premiums                                                                                  15,539             (36)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                 (438,372)              -
   Transfers of other terminations                                                               (1,006)           (279)
   Interfund and net transfers to general account                                               512,291          24,705
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  88,452          24,390
                                                                                         ---------------  --------------

Total increase in net assets                                                                     39,506          20,989
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    60,495     $    20,989
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       94


Midland National Life Insurance Company
Separate Account C
ProFunds VP Semiconductor
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     75 shares (cost $1,650)                   $     1,633       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                     $     1,633   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         228
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    228
                                                                                                          --------------
                                                             Net investment loss                                   (228)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments                2,882
                                                                 Net unrealized appreciation on
                                                                  investments                                       366
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     3,020
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    44,681      $        -

Net increase in net assets resulting from operations                                              3,020           1,411

Capital shares transactions
   Net premiums                                                                                   1,679              (1)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (104)              -
   Interfund and net transfers to general account                                               (47,643)         43,271
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                      (46,068)         43,270
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                         (43,048)         44,681
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $     1,633     $    44,681
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       95


Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Dow 30
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           1
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      1
                                                                                                          --------------
                                                             Net investment loss                                     (1)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized appreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $       (1)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (decrease) increase in net assets resulting from operations                                      (1)             57

Capital shares transactions
   Net premiums                                                                                       1              (1)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                     -             (56)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                            1             (57)
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                               -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       96


Midland National Life Insurance Company
Separate Account C
ProFunds-Short Emerging Markets
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           -
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      -
                                                                                                          --------------
                                                             Net investment income                                    -

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized depreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $        -
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (increase) decrease in net assets resulting from operations                                       -               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                     -               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                       -               -
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                               -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       97


Midland National Life Insurance Company
Separate Account C
ProFunds-Short International
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           -
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      -
                                                                                                          --------------
                                                             Net investment income                                    -

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized depreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $        -
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (increase) decrease in net assets resulting from operations                                       -               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                     -               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                       -               -
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                               -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       98


Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Mid-Cap
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $      603
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    603
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         143
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    143
                                                                                                          --------------
                                                             Net investment income                                  460

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments                1,046
                                                                 Net unrealized appreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     1,506
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net increase (decrease) in net assets resulting from operations                                   1,506             (82)

Capital shares transactions
   Net premiums                                                                                       3              (3)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                (1,509)             85
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                       (1,506)             82
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                               -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                       99


Midland National Life Insurance Company
Separate Account C
ProFunds VP Short NASDAQ-100
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     11,350 shares (cost $157,980)            $    160,943       Dividend income                            $     2,804
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  2,804
                                                                                                          --------------
Net Assets                                    $    160,943   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       4,130
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  4,130
                                                                                                          --------------
                                                             Net investment loss                                 (1,326)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments             (72,448)
                                                                 Net unrealized appreciation on
                                                                  investments                                     2,963
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (70,811)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net decrease in net assets resulting from operations                                            (70,811)         (6,023)

Capital shares transactions
   Net premiums                                                                                  17,900             (88)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (2,813)              -
   Interfund and net transfers to general account                                               216,667           6,111
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 231,754           6,023
                                                                                         ---------------  --------------

Total increase in net assets                                                                    160,943               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    160,943      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      100


Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Small-Cap
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     509 shares (cost $7,037)                  $     7,560       Dividend income                            $     1,272
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  1,272
                                                                                                          --------------
Net Assets                                     $     7,560   Expenses:
                                             --------------
                                                                 Administrative expense                              12
                                                                 Mortality and expense risk                         909
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    921
                                                                                                          --------------
                                                             Net investment income                                  351

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               10,195
                                                                 Net unrealized appreciation on
                                                                  investments                                       801
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $     11,347
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    53,546      $        -

Net increase (decrease) in net assets resulting from operations                                  11,347          (2,368)

Capital shares transactions
   Net premiums                                                                                      23           7,480
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                  (64)           (218)
   Interfund and net transfers to general account                                               (57,292)         48,652
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                      (57,333)         55,914
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                         (45,986)         53,546
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $     7,560     $    53,546
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      101


Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     939 shares (cost $30,867)                 $    28,846       Dividend income                             $      531
                                                                 Capital gains distributions                     10,322
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 10,853
                                                                                                          --------------
Net Assets                                     $    28,846   Expenses:
                                             --------------
                                                                 Administrative expense                               7
                                                                 Mortality and expense risk                       4,233
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  4,240
                                                                                                          --------------
                                                             Net investment income                                6,613

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (37,880)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (5,921)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (37,188)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    861,558      $        -

Net decrease in net assets resulting from operations                                            (37,188)           (281)

Capital shares transactions
   Net premiums                                                                                      29          22,432
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (3,306)         (2,423)
   Interfund and net transfers to general account                                              (792,247)        841,830
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                     (795,524)        861,839
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                        (832,712)        861,558
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    28,846    $    861,558
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      102


Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Growth
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     4,938 shares (cost $145,243)             $    140,143       Dividend income                             $        -
                                                                 Capital gains distributions                    762,921
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                762,921
                                                                                                          --------------
Net Assets                                    $    140,143   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                      21,897
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 21,897
                                                                                                          --------------
                                                             Net investment income                              741,024

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments            (953,283)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (4,630)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (216,889)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $     3,498      $        -

Net decrease in net assets resulting from operations                                           (216,889)            (12)

Capital shares transactions
   Net premiums                                                                                  88,447         102,733
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (81,083)              -
   Interfund and net transfers to general account                                               346,170         (99,223)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 353,534           3,510
                                                                                         ---------------  --------------

Total increase in net assets                                                                    136,645           3,498
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    140,143     $     3,498
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      103


Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Value
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,928 shares (cost $70,038)               $    55,558       Dividend income                             $        -
                                                                 Capital gains distributions                      9,305
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  9,305
                                                                                                          --------------
Net Assets                                     $    55,558   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       6,434
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  6,434
                                                                                                          --------------
                                                             Net investment income                                2,871

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               72,201
                                                                 Net unrealized depreciation on
                                                                  investments                                   (15,343)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    59,729
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    107,255      $        -

Net  increase in net assets resulting from operations                                            59,729           2,025

Capital shares transactions
   Net premiums                                                                                  40,823          18,951
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (50,776)              -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (5,625)           (414)
   Interfund and net transfers to general account                                               (95,848)         86,693
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                     (111,426)        105,230
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                         (51,697)        107,255
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    55,558    $    107,255
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      104


Midland National Life Insurance Company
Separate Account C
ProFunds VP Technology
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     50,637 shares (cost $808,983)             $   856,280       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                     $   856,280   Expenses:
                                             --------------
                                                                 Administrative expense                               3
                                                                 Mortality and expense risk                      16,029
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 16,032
                                                                                                          --------------
                                                             Net investment loss                                (16,032)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               18,021
                                                                 Net unrealized appreciation on
                                                                  investments                                    47,375
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    49,364
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    67,807      $        -

Net increase (decrease) in net assets resulting from operations                                  49,364            (163)

Capital shares transactions
   Net premiums                                                                                  41,202               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (446)              -
   Interfund and net transfers to general account                                               698,353          67,970
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 739,109          67,970
                                                                                         ---------------  --------------

Total increase in net assets                                                                    788,473          67,807
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   856,280     $    67,807
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      105


Midland National Life Insurance Company
Separate Account C
ProFunds VP Telecommunications
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     2,288 shares (cost $46,479)               $    44,174       Dividend income                             $      409
                                                                 Capital gains distributions                        142
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    551
                                                                                                          --------------
Net Assets                                     $    44,174   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       1,410
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  1,410
                                                                                                          --------------
                                                             Net investment loss                                   (859)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                6,748
                                                                 Net unrealized depreciation on
                                                                  investments                                    (3,322)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     2,567
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    56,344      $        -

Net increase in net assets resulting from operations                                              2,567           1,672

Capital shares transactions
   Net premiums                                                                                 104,311          54,423
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (70,106)              -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (451)              -
   Interfund and net transfers to general account                                               (48,491)            249
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                      (14,737)         54,672
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                         (12,170)         56,344
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    44,174     $    56,344
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      106


Midland National Life Insurance Company
Separate Account C
ProFunds VP U.S. Government Plus
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,889 shares (cost $59,243)               $    60,715       Dividend income                             $      832
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    832
                                                                                                          --------------
Net Assets                                     $    60,715   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         480
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    480
                                                                                                          --------------
                                                             Net investment income                                  352

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments                 (73)
                                                                 Net unrealized appreciation on
                                                                  investments                                     1,472
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $      1,751
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net increase (decrease) in net assets resulting from operations                                   1,751          (2,142)

Capital shares transactions
   Net premiums                                                                                     (44)             21
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (5,805)            (21)
   Interfund and net transfers to general account                                                64,813           2,142
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  58,964           2,142
                                                                                         ---------------  --------------

Total increase in net assets                                                                     60,715               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    60,715      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      107


Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraBull
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     13,957 shares (cost $298,353)            $    293,661       Dividend income                            $     1,692
                                                                 Capital gains distributions                     27,897
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 29,589
                                                                                                          --------------
Net Assets                                    $    293,661   Expenses:
                                             --------------
                                                                 Administrative expense                             125
                                                                 Mortality and expense risk                       9,489
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  9,614
                                                                                                          --------------
                                                             Net investment income                               19,975

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments             (48,420)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (3,603)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $   (32,048)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    137,179      $        -

Net (decrease) increase in net assets resulting from operations                                 (32,048)          1,158

Capital shares transactions
   Net premiums                                                                                  16,021             (25)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (1,583)           (118)
   Interfund and net transfers to general account                                               174,092         136,164
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 188,530         136,021
                                                                                         ---------------  --------------

Total increase in net assets                                                                    156,482         137,179
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    293,661    $    137,179
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      108


Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraMid-Cap
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     8,571 shares (cost $315,663)              $   295,434       Dividend income                            $    15,024
                                                                 Capital gains distributions                    113,822
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                128,846
                                                                                                          --------------
Net Assets                                     $   295,434   Expenses:
                                             --------------
                                                                 Administrative expense                              29
                                                                 Mortality and expense risk                      37,388
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 37,417
                                                                                                          --------------
                                                             Net investment income                               91,429

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments            (741,877)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (9,879)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (660,327)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $   897,937      $        -

Net decrease in net assets resulting from operations                                           (660,327)         (5,863)

Capital shares transactions
   Net premiums                                                                                  75,369           6,482
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (50,819)              -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (87,896)         (1,962)
   Interfund and net transfers to general account                                               121,170         899,280
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  57,824         903,800
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                        (602,503)        897,937
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   295,434     $   897,937
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      109


Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraNASDAQ-100
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     81,728 shares (cost $2,282,860)          $  2,200,943       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                    $  2,200,943   Expenses:
                                             --------------
                                                                 Administrative expense                               5
                                                                 Mortality and expense risk                       9,621
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  9,626
                                                                                                          --------------
                                                             Net investment loss                                 (9,626)

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments          (1,315,854)
                                                                 Net unrealized depreciation on
                                                                  investments                                   (81,722)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                  $  (1,407,202)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                             2007             2006

Net assets at beginning of year                                                            $    18,224       $        -

Net decrease in net assets resulting from operations                                        (1,407,202)          (2,111)

Capital shares transactions
   Net premiums                                                                                444,500               (8)
   Transfers of policy loans                                                                         -                -
   Transfers of surrenders                                                                           -                -
   Transfers of death benefits                                                                       -                -
   Transfers of other terminations                                                             (31,828)               -
   Interfund and net transfers to general account                                            3,177,249           20,343
                                                                                         --------------   --------------

     Net increase in net assets from capital share transactions                              3,589,921           20,335
                                                                                         --------------   --------------

Total increase in net assets                                                                 2,182,719           18,224
                                                                                         --------------   --------------

Net assets at end of year                                                                 $  2,200,943      $    18,224
                                                                                         --------------   --------------




       The accompanying notes are an integral part of these financial statements.

                                      110


Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Short Dow 30
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           -
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      -
                                                                                                          --------------
                                                             Net investment income                                    -

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized depreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $        -
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (increase) decrease in net assets resulting from operations                                       -               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                     -               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                       -               -
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                               -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      111


Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraShort NASDAQ-100
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     430 shares (cost $7,998)                  $     8,165       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                     $     8,165   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           3
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      3
                                                                                                          --------------
                                                             Net investment loss                                     (3)

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments                   -
                                                                 Net unrealized appreciation on
                                                                  investments                                       168
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $      165
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net increase in net assets resulting from operations                                                165               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                 8,000               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                   8,000               -
                                                                                         ---------------  --------------

Total increase in net assets                                                                      8,165               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $     8,165      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      112


Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraSmall-Cap
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     12,914 shares (cost $311,354)             $   299,996       Dividend income                             $      699
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    699
                                                                                                          --------------
Net Assets                                     $   299,996   Expenses:
                                             --------------
                                                                 Administrative expense                              15
                                                                 Mortality and expense risk                      28,680
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 28,695
                                                                                                          --------------
                                                             Net investment loss                                (27,996)

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments          (2,017,706)
                                                                 Net unrealized depreciation on
                                                                  investments                                   (11,357)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $ (2,057,059)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (decrease) increase in net assets resulting from operations                              (2,057,059)          1,808

Capital shares transactions
   Net premiums                                                                              14,046,335              (1)
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (455)              -
   Interfund and net transfers to general account                                           (11,688,825)         (1,807)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                    2,357,055          (1,808)
                                                                                         ---------------  --------------

Total increase in net assets                                                                    299,996               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   299,996      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      113


Midland National Life Insurance Company
Separate Account C
ProFunds VP Utilities
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     3,836 shares (cost $148,322)             $    150,868       Dividend income                           $      1,618
                                                                 Capital gains distributions                      1,302
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  2,920
                                                                                                          --------------
Net Assets                                    $    150,868   Expenses:
                                             --------------
                                                                 Administrative expense                               8
                                                                 Mortality and expense risk                       8,906
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  8,914
                                                                                                          --------------
                                                             Net investment loss                                 (5,994)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               16,225
                                                                 Net unrealized appreciation on
                                                                  investments                                     6,380
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $     16,611
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $   545,070      $        -

Net increase (decrease) in net assets resulting from operations                                  16,611          (2,032)

Capital shares transactions
   Net premiums                                                                                 171,795          54,454
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (69,762)              -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (3,200)           (317)
   Interfund and net transfers to general account                                              (509,646)        492,965
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                     (410,813)        547,102
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                        (394,202)        545,070
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    150,868     $   545,070
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      114


Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     489,414 shares (cost $16,424,410)       $  20,156,629       Dividend income                            $    15,549
                                                                 Capital gains distributions                  1,516,913
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                              1,532,462
                                                                                                          --------------
Net Assets                                   $  20,156,629   Expenses:
                                             --------------
                                                                 Administrative expense                           9,487
                                                                 Mortality and expense risk                     207,183
                                                                 Contract maintenance charge                      1,176
                                                                                                          --------------
                                                                                                                217,846
                                                                                                          --------------
                                                             Net investment income                            1,314,616

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments            1,902,281
                                                                 Net unrealized appreciation on
                                                                  investments                                 2,106,152
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $  5,323,049
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                           $  11,138,867    $  6,443,636

Net increase in net assets resulting from operations                                          5,323,049       1,693,838

Capital shares transactions
   Net premiums                                                                               3,901,888       4,359,339
   Transfers of policy loans                                                                     (4,479)            158
   Transfers of surrenders                                                                     (462,086)     (1,592,203)
   Transfers of death benefits                                                                  (58,061)        (20,232)
   Transfers of other terminations                                                             (317,957)       (189,380)
   Interfund and net transfers to general account                                               635,408         443,711
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               3,694,713       3,001,393
                                                                                         ---------------  --------------

Total increase in net assets                                                                  9,017,762       4,695,231
                                                                                         ---------------  --------------

Net assets at end of year                                                                 $  20,156,629   $  11,138,867
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      115


Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Emerging Markets Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     323,915 shares (cost $7,974,779)         $  8,978,925       Dividend income                            $    32,423
                                                                 Capital gains distributions                  1,280,716
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                              1,313,139
                                                                                                          --------------
Net Assets                                    $  8,978,925   Expenses:
                                             --------------
                                                                 Administrative expense                           2,268
                                                                 Mortality and expense risk                     114,207
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                116,475
                                                                                                          --------------
                                                             Net investment income                            1,196,664

                                                             Realized and unrealized gains (losses)
                                                              on investments:
                                                                 Net realized gains on investments              494,489
                                                                 Net unrealized depreciation on
                                                                  investments                                  (103,822)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                  $   1,587,331
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $  7,680,258   $   1,851,439

Net increase in net assets resulting from operations                                          1,587,331       1,273,757

Capital shares transactions
   Net premiums                                                                               1,168,827       1,819,185
   Transfers of policy loans                                                                     (2,039)             (2)
   Transfers of surrenders                                                                     (166,356)       (820,485)
   Transfers of death benefits                                                                  (34,102)         (1,018)
   Transfers of other terminations                                                             (210,175)        (84,026)
   Interfund and net transfers to general account                                            (1,044,819)      3,641,408
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                     (288,664)      4,555,062
                                                                                         ---------------  --------------

Total increase in net assets                                                                  1,298,667       5,828,819
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  8,978,925    $  7,680,258
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      116


Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Bond Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     39,161 shares (cost $444,938)             $   474,634       Dividend income                            $    20,342
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 20,342
                                                                                                          --------------
Net Assets                                     $   474,634   Expenses:
                                             --------------
                                                                 Administrative expense                             146
                                                                 Mortality and expense risk                       7,102
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  7,248
                                                                                                          --------------
                                                             Net investment income                               13,094

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               12,704
                                                                 Net unrealized appreciation on
                                                                  investments                                    22,206
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    48,004
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $   362,344     $   269,269

Net increase in net assets resulting from operations                                             48,004           8,337

Capital shares transactions
   Net premiums                                                                                 107,495          89,370
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                       (4,429)         (4,023)
   Transfers of death benefits                                                                   (2,539)              -
   Transfers of other terminations                                                              (24,426)         (3,787)
   Interfund and net transfers to general account                                               (11,815)          3,178
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  64,286          84,738
                                                                                         ---------------  --------------

Total increase in net assets                                                                    112,290          93,075
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   474,634     $   362,344
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      117


Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     206,044 shares (cost $3,697,580)         $  3,480,080       Dividend income                            $    30,488
                                                                 Capital gains distributions                    293,725
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                324,213
                                                                                                          --------------
Net Assets                                    $  3,480,080   Expenses:
                                             --------------
                                                                 Administrative expense                           2,041
                                                                 Mortality and expense risk                      49,651
                                                                 Contract maintenance charge                        422
                                                                                                          --------------
                                                                                                                 52,114
                                                                                                          --------------
                                                             Net investment income                              272,099

                                                             Realized and unrealized gains (losses)
                                                              on investments:
                                                                 Net realized gains on investments              113,007
                                                                 Net unrealized depreciation on
                                                                  investments                                  (488,715)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (103,609)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $  2,673,648    $  1,822,059

Net (decrease) increase in net assets resulting from operations                                (103,609)        465,977

Capital shares transactions
   Net premiums                                                                               1,704,438         926,705
   Transfers of policy loans                                                                         (3)             (2)
   Transfers of surrenders                                                                     (108,036)        (22,137)
   Transfers of death benefits                                                                  (32,799)       (100,907)
   Transfers of other terminations                                                              (65,200)        (44,227)
   Interfund and net transfers to general account                                              (588,359)       (373,820)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 910,041         385,612
                                                                                         ---------------  --------------

Total increase in net assets                                                                    806,432         851,589
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  3,480,080    $  2,673,648
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      118


Midland National Life Insurance Company
Separate Account C
Janus Aspen Series Growth and Income Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     33,826 shares (cost $650,971)             $   672,799       Dividend income                             $        -
                                                                 Capital gains distributions                     11,932
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 11,932
                                                                                                          --------------
Net Assets                                     $   672,799   Expenses:
                                             --------------
                                                                 Administrative expense                             166
                                                                 Mortality and expense risk                       8,478
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  8,644
                                                                                                          --------------
                                                             Net investment income                                3,288

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               47,905
                                                                 Net unrealized depreciation on
                                                                  investments                                   (20,949)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    30,244
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    501,607     $   287,883

Net increase in net assets resulting from operations                                             30,244          23,376

Capital shares transactions
   Net premiums                                                                                  42,198         228,796
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                       (6,946)         (2,562)
   Transfers of death benefits                                                                        -         (10,921)
   Transfers of other terminations                                                              (12,183)        (12,381)
   Interfund and net transfers to general account                                               117,879         (12,584)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 140,948         190,348
                                                                                         ---------------  --------------

Total increase in net assets                                                                    171,192         213,724
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   672,799    $    501,607
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      119


Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Total Return Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     3,029,744 shares (cost $30,935,891)     $  31,782,014       Dividend income                          $   1,456,021
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                              1,456,021
                                                                                                          --------------
Net Assets                                   $  31,782,014   Expenses:
                                             --------------
                                                                 Administrative expense                          10,836
                                                                 Mortality and expense risk                     440,900
                                                                 Contract maintenance charge                      1,077
                                                                                                          --------------
                                                                                                                452,813
                                                                                                          --------------
                                                             Net investment income                            1,003,208

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments            (186,452)
                                                                 Net unrealized appreciation on
                                                                  investments                                 1,310,518
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $  2,127,274
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                           $  25,087,201   $  14,845,904

Net increase in net assets resulting from operations                                          2,127,274         504,885

Capital shares transactions
   Net premiums                                                                               5,400,536      10,078,754
   Transfers of policy loans                                                                      3,135          (3,638)
   Transfers of surrenders                                                                   (1,817,898)       (488,132)
   Transfers of death benefits                                                                 (322,782)        (35,475)
   Transfers of other terminations                                                             (811,369)       (538,382)
   Interfund and net transfers to general account                                             2,115,917         723,285
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               4,567,539       9,736,412
                                                                                         ---------------  --------------

Total increase in net assets                                                                  6,694,813      10,241,297
                                                                                         ---------------  --------------

Net assets at end of year                                                                 $  31,782,014   $  25,087,201
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      120


Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Low Duration Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     124,634 shares (cost $1,262,950)         $  1,283,734       Dividend income                            $    49,128
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 49,128
                                                                                                          --------------
Net Assets                                    $  1,283,734   Expenses:
                                             --------------
                                                                 Administrative expense                             265
                                                                 Mortality and expense risk                      17,485
                                                                 Contract maintenance charge                         41
                                                                                                          --------------
                                                                                                                 17,791
                                                                                                          --------------
                                                             Net investment income                               31,337

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               10,580
                                                                 Net unrealized appreciation on
                                                                  investments                                    28,797
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    70,714
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    758,175     $   743,875

Net increase in net assets resulting from operations                                             70,714          13,659

Capital shares transactions
   Net premiums                                                                               1,091,859         569,533
   Transfers of policy loans                                                                        632             568
   Transfers of surrenders                                                                      (85,287)       (127,885)
   Transfers of death benefits                                                                  (37,910)              -
   Transfers of other terminations                                                              (22,671)        (15,852)
   Interfund and net transfers to general account                                              (491,778)       (425,723)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 454,845             641
                                                                                         ---------------  --------------

Total increase in net assets                                                                    525,559          14,300
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  1,283,734    $    758,175
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      121


Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust High Yield Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     815,614 shares (cost $6,677,285)         $  6,565,689       Dividend income                            $   423,362
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                423,362
                                                                                                          --------------
Net Assets                                    $  6,565,689   Expenses:
                                             --------------
                                                                 Administrative expense                           3,174
                                                                 Mortality and expense risk                      83,006
                                                                 Contract maintenance charge                        294
                                                                                                          --------------
                                                                                                                 86,474
                                                                                                          --------------
                                                             Net investment income                              336,888

                                                             Realized and unrealized losses
                                                              on investments:
                                                                 Net realized losses on investments             (12,769)
                                                                 Net unrealized depreciation on
                                                                  investments                                  (196,221)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    127,898
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $  4,747,553   $   2,811,545

Net increase in net assets resulting from operations                                            127,898         288,075

Capital shares transactions
   Net premiums                                                                               1,725,488       2,261,129
   Transfers of policy loans                                                                       (285)             (4)
   Transfers of surrenders                                                                     (226,095)        (57,652)
   Transfers of death benefits                                                                  (11,830)         (5,481)
   Transfers of other terminations                                                             (160,448)       (149,492)
   Interfund and net transfers to general account                                               363,408        (400,567)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               1,690,238       1,647,933
                                                                                         ---------------  --------------

Total increase in net assets                                                                  1,818,136       1,936,008
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  6,565,689    $  4,747,553
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      122


Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Real Return Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     277,956 shares (cost $3,424,450)         $  3,493,905       Dividend income                           $    146,398
                                                                 Capital gains distributions                      7,971
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                154,369
                                                                                                          --------------
Net Assets                                    $  3,493,905   Expenses:
                                             --------------
                                                                 Administrative expense                           2,181
                                                                 Mortality and expense risk                      43,335
                                                                 Contract maintenance charge                        272
                                                                                                          --------------
                                                                                                                 45,788
                                                                                                          --------------
                                                             Net investment income                              108,581

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments             (71,068)
                                                                 Net unrealized appreciation on
                                                                  investments                                   228,697
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    266,210
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $  2,744,513    $  2,409,086

Net increase (decrease) in net assets resulting from operations                                 266,210         (25,070)

Capital shares transactions
   Net premiums                                                                                 248,469         730,872
   Transfers of policy loans                                                                         (4)             (2)
   Transfers of surrenders                                                                     (204,999)        (60,029)
   Transfers of death benefits                                                                  (84,997)        (96,307)
   Transfers of other terminations                                                              (96,875)        (40,700)
   Interfund and net transfers to general account                                               621,588        (173,337)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 483,182         360,497
                                                                                         ---------------  --------------

Total increase in net assets                                                                    749,392         335,427
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  3,493,905    $  2,744,513
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      123


Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust All Asset Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     911 shares (cost $11,024)                 $    10,693       Dividend income                             $      398
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    398
                                                                                                          --------------
Net Assets                                     $    10,693   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                          46
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                     46
                                                                                                          --------------
                                                             Net investment income                                  352

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized gains on investments                    -
                                                                 Net unrealized depreciation on
                                                                  investments                                      (331)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $       21
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net increase in net assets resulting from operations                                                 21               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                  (46)              -
   Interfund and net transfers to general account                                                10,718               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  10,672               -
                                                                                         ---------------  --------------

Total increase in net assets                                                                     10,693               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    10,693      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      124


Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Structured Small Cap Equity Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     329,283 shares (cost $4,538,282)         $  3,526,618       Dividend income                            $    34,759
                                                                 Capital gains distributions                    367,853
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                402,612
                                                                                                          --------------
Net Assets                                    $  3,526,618   Expenses:
                                             --------------
                                                                 Administrative expense                           1,036
                                                                 Mortality and expense risk                      53,942
                                                                 Contract maintenance charge                         67
                                                                                                          --------------
                                                                                                                 55,045
                                                                                                          --------------
                                                             Net investment income                              347,567

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments             (49,311)
                                                                 Net unrealized depreciation on
                                                                  investments                                  (967,095)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $   (668,839)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $  3,021,598    $  1,330,567

Net (decrease) increase in net assets resulting from operations                                (668,839)        217,246

Capital shares transactions
   Net premiums                                                                                 983,888       1,285,936
   Transfers of policy loans                                                                       (465)            (95)
   Transfers of surrenders                                                                     (229,218)        (28,338)
   Transfers of death benefits                                                                  (25,625)        (22,971)
   Transfers of other terminations                                                             (100,461)        (51,934)
   Interfund and net transfers to general account                                               545,740         291,187
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               1,173,859       1,473,785
                                                                                         ---------------  --------------

Total increase in net assets                                                                    505,020       1,691,031
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  3,526,618    $  3,021,598
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      125


Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Growth and Income Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     45,647 shares (cost $653,157)            $    571,961       Dividend income                            $    10,545
                                                                 Capital gains distributions                     54,297
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 64,842
                                                                                                          --------------
Net Assets                                    $    571,961   Expenses:
                                             --------------
                                                                 Administrative expense                              75
                                                                 Mortality and expense risk                       7,481
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  7,556
                                                                                                          --------------
                                                             Net investment income                               57,286

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               14,385
                                                                 Net unrealized depreciation on
                                                                  investments                                   (90,506)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (18,835)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    516,031    $    216,287

Net (decrease) increase in net assets resulting from operations                                 (18,835)         99,420

Capital shares transactions
   Net premiums                                                                                 126,605         139,774
   Transfers of policy loans                                                                         40            (497)
   Transfers of surrenders                                                                          (19)           (258)
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (10,758)         (7,753)
   Interfund and net transfers to general account                                               (41,103)         69,058
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  74,765         200,324
                                                                                         ---------------  --------------

Total increase in net assets                                                                     55,930         299,744
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    571,961    $    516,031
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      126


Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Mid Cap Value Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     150,131 shares (cost $2,496,031)         $  2,104,830       Dividend income                            $    16,893
                                                                 Capital gains distributions                    312,602
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                329,495
                                                                                                          --------------
Net Assets                                    $  2,104,830   Expenses:
                                             --------------
                                                                 Administrative expense                             211
                                                                 Mortality and expense risk                      18,612
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 18,823
                                                                                                          --------------
                                                             Net investment income                              310,672

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               42,493
                                                                 Net unrealized depreciation on
                                                                  investments                                  (378,741)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $   (25,576)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $   670,680     $   202,882

Net (decrease) increase in net assets resulting from operations                                 (25,576)         63,877

Capital shares transactions
   Net premiums                                                                               1,048,937         364,216
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (36,484)           (130)
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (32,232)         (8,572)
   Interfund and net transfers to general account                                               479,505          48,407
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               1,459,726         403,921
                                                                                         ---------------  --------------

Total increase in net assets                                                                  1,434,150         467,798
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  2,104,830     $   670,680
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      127


Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Fasciano Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     14,991 shares (cost $230,292)            $    217,365       Dividend income                             $        -
                                                                 Capital gains distributions                      1,604
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  1,604
                                                                                                          --------------
Net Assets                                    $    217,365   Expenses:
                                             --------------
                                                                 Administrative expense                              69
                                                                 Mortality and expense risk                       5,405
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  5,474
                                                                                                          --------------
                                                             Net investment loss                                 (3,870)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               37,281
                                                                 Net unrealized depreciation on
                                                                  investments                                   (17,446)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    15,965
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $   220,995    $    183,788

Net increase in net assets resulting from operations                                             15,965           6,618

Capital shares transactions
   Net premiums                                                                                 (56,236)         61,823
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                          (25)           (952)
   Transfers of death benefits                                                                        -         (19,581)
   Transfers of other terminations                                                               (8,849)         (1,145)
   Interfund and net transfers to general account                                                45,515          (9,556)
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                      (19,595)         30,589
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                          (3,630)         37,207
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    217,365     $   220,995
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      128


Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Mid-Cap Growth Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     51,912 shares (cost $1,331,254)          $  1,460,282       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                    $  1,460,282   Expenses:
                                             --------------
                                                                 Administrative expense                             494
                                                                 Mortality and expense risk                      15,929
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 16,423
                                                                                                          --------------
                                                             Net investment loss                                (16,423)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments               95,451
                                                                 Net unrealized appreciation on
                                                                  investments                                   114,254
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $    193,282
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $   268,275     $    35,486

Net increase in net assets resulting from operations                                            193,282          13,610

Capital shares transactions
   Net premiums                                                                                 185,060          82,392
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (60,046)           (956)
   Transfers of death benefits                                                                  (18,211)        (21,936)
   Transfers of other terminations                                                              (41,162)           (796)
   Interfund and net transfers to general account                                               933,084         160,475
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 998,725         219,179
                                                                                         ---------------  --------------

Total increase in net assets                                                                  1,192,007         232,789
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  1,460,282     $   268,275
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      129


Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Regency Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     131,397 shares (cost $2,194,084)         $  2,132,570       Dividend income                            $     1,449
                                                                 Capital gains distributions                      4,083
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  5,532
                                                                                                          --------------
Net Assets                                    $  2,132,570   Expenses:
                                             --------------
                                                                 Administrative expense                             118
                                                                 Mortality and expense risk                       5,750
                                                                 Contract maintenance charge                          9
                                                                                                          --------------
                                                                                                                  5,877
                                                                                                          --------------
                                                             Net investment loss                                   (345)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               28,539
                                                                 Net unrealized depreciation on
                                                                  investments                                   (67,273)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $   (39,079)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    182,975    $     81,221

Net (decrease) increase in net assets resulting from operations                                 (39,079)         16,031

Capital shares transactions
   Net premiums                                                                                  82,755          54,264
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                       (8,279)              -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (7,594)           (686)
   Interfund and net transfers to general account                                             1,921,792          32,145
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               1,988,674          85,723
                                                                                         ---------------  --------------

Total increase in net assets                                                                  1,949,595         101,754
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $  2,132,570    $    182,975
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      130


Midland National Life Insurance Company
Separate Account C
Premier VIT OpCap Small Cap Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     10,702 shares (cost $342,552)            $    312,404       Dividend income                             $        -
                                                                 Capital gains distributions                     73,479
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 73,479
                                                                                                          --------------
Net Assets                                    $    312,404   Expenses:
                                             --------------
                                                                 Administrative expense                             320
                                                                 Mortality and expense risk                       5,673
                                                                 Contract maintenance charge                        128
                                                                                                          --------------
                                                                                                                  6,121
                                                                                                          --------------
                                                             Net investment income                               67,358

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               15,384
                                                                 Net unrealized depreciation on
                                                                  investments                                   (44,625)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $     38,117
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $   250,243     $     8,790

Net increase in net assets resulting from operations                                             38,117          13,304

Capital shares transactions
   Net premiums                                                                                 121,853          62,323
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                      (11,135)           (480)
   Transfers of death benefits                                                                   (1,918)              -
   Transfers of other terminations                                                               (8,106)              -
   Interfund and net transfers to general account                                               (76,650)        166,306
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  24,044         228,149
                                                                                         ---------------  --------------

Total increase in net assets                                                                     62,161         241,453
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    312,404     $   250,243
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      131


Midland National Life Insurance Company
Separate Account C
Premier VIT OpCap Renaissance Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     818 shares (cost $12,457)                $     12,103       Dividend income                             $      208
                                                                 Capital gains distributions                      2,668
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  2,876
                                                                                                          --------------
Net Assets                                    $     12,103   Expenses:
                                             --------------
                                                                 Administrative expense                              51
                                                                 Mortality and expense risk                       4,821
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  4,872
                                                                                                          --------------
                                                             Net investment loss                                 (1,996)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments              (3,954)
                                                                 Net unrealized appreciation on
                                                                  investments                                     2,148
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (3,802)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $  2,230,227     $    29,448

Net decrease in net assets resulting from operations                                             (3,802)         (3,454)

Capital shares transactions
   Net premiums                                                                                  51,132          10,872
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                          (10)              -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (4,657)              -
   Interfund and net transfers to general account                                            (2,260,787)      2,193,361
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                   (2,214,322)      2,204,233
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                      (2,218,124)      2,200,779
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $     12,103    $  2,230,227
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      132


Midland National Life Insurance Company
Separate Account C
Credit Suisse Global Small Cap Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     3,211 shares (cost $49,547)               $    45,218       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                     $    45,218   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                         686
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                    686
                                                                                                          --------------
                                                             Net investment loss                                   (686)

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments                (734)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (4,329)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (5,749)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net decrease in net assets resulting from operations                                             (5,749)              -

Capital shares transactions
   Net premiums                                                                                  30,402               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (2,855)              -
   Interfund and net transfers to general account                                                23,420               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  50,967               -
                                                                                         ---------------  --------------

Total increase in net assets                                                                     45,218               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    45,218      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      133


Midland National Life Insurance Company
Separate Account C
Credit Suisse Trust Large Cap Value Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     9,253 shares (cost $146,494)             $    124,730       Dividend income                            $     1,773
                                                                 Capital gains distributions                     26,311
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 28,084
                                                                                                          --------------
Net Assets                                    $    124,730   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       2,909
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  2,909
                                                                                                          --------------
                                                             Net investment income                               25,175

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                  572
                                                                 Net unrealized depreciation on
                                                                  investments                                   (27,197)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $     (1,450)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    133,890      $        -

Net (decrease) increase in net assets resulting from operations                                  (1,450)          6,020

Capital shares transactions
   Net premiums                                                                                  89,531          36,797
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (3,069)           (764)
   Interfund and net transfers to general account                                               (94,172)         91,837
                                                                                         ---------------  --------------

     Net (decrease) increase in net assets from capital share transactions                       (7,710)        127,870
                                                                                         ---------------  --------------

Total (decrease) increase in net assets                                                          (9,160)        133,890
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    124,730    $    133,890
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      134


Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Appreciation Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     2,008 shares (cost $88,630)               $    89,543       Dividend income                             $      736
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    736
                                                                                                          --------------
Net Assets                                     $    89,543   Expenses:
                                             --------------
                                                                 Administrative expense                               1
                                                                 Mortality and expense risk                       2,522
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  2,523
                                                                                                          --------------
                                                             Net investment loss                                 (1,787)

                                                             Realized and unrealized gains
                                                              on investments:
                                                                 Net realized gains on investments                7,680
                                                                 Net unrealized appreciation on
                                                                  investments                                       913
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     6,806
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net increase in net assets resulting from operations                                              6,806               -

Capital shares transactions
   Net premiums                                                                                   5,304               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (12,680)              -
   Interfund and net transfers to general account                                                90,113               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  82,737               -
                                                                                         ---------------  --------------

Total increase in net assets                                                                     89,543               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    89,543      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      135


Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund International Value Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     13,667 shares (cost $241,351)             $   237,667       Dividend income                             $      565
                                                                 Capital gains distributions                      5,058
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  5,623
                                                                                                          --------------
Net Assets                                     $   237,667   Expenses:
                                             --------------
                                                                 Administrative expense                               2
                                                                 Mortality and expense risk                       2,752
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  2,754
                                                                                                          --------------
                                                             Net investment income                                2,869

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments                (715)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (7,471)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $     (5,317)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    39,687      $        -

Net (decrease) increase in net assets resulting from operations                                  (5,317)          4,008

Capital shares transactions
   Net premiums                                                                                 127,122         236,510
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (17,794)           (380)
   Interfund and net transfers to general account                                                93,969        (200,451)
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 203,297          35,679
                                                                                         ---------------  --------------

Total increase in net assets                                                                    197,980          39,687
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   237,667     $    39,687
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      136


Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Socially Responsible Growth Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     0 shares (cost $0)                         $        -       Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                      $        -   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                           -
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                      -
                                                                                                          --------------
                                                             Net investment income                                    -

                                                             Realized and unrealized gains
                                                              losses on investments:
                                                                 Net realized losses on investments                   -
                                                                 Net unrealized depreciation on
                                                                  investments                                         -
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $        -
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (decrease) increase in net assets resulting from operations                                       -               -

Capital shares transactions
   Net premiums                                                                                       -               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                    -               -
   Interfund and net transfers to general account                                                     -               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                       -               -
                                                                                         ---------------  --------------

Total increase in net assets                                                                          -               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                    $        -      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      137


Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust Managed Bond Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     37,171 shares (cost $732,784)            $    730,031       Dividend income                            $     9,763
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  9,763
                                                                                                          --------------
Net Assets                                    $    730,031   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       8,158
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  8,158
                                                                                                          --------------
                                                             Net investment income                                1,605

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments              (2,442)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (1,895)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (2,732)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    82,642      $        -

Net decrease in net assets resulting from operations                                             (2,732)           (869)

Capital shares transactions
   Net premiums                                                                                      13           1,838
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (1,229)            (19)
   Interfund and net transfers to general account                                               651,337          81,692
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 650,121          83,511
                                                                                         ---------------  --------------

Total increase in net assets                                                                    647,389          82,642
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    730,031     $    82,642
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      138


Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust All-Cap Equity Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     85,574 shares (cost $2,270,913)         $   2,156,412       Dividend income                            $     6,104
                                                                 Capital gains distributions                    101,969
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                108,073
                                                                                                          --------------
Net Assets                                   $   2,156,412   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                      33,079
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                 33,079
                                                                                                          --------------
                                                             Net investment income                               74,994

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               26,716
                                                                 Net unrealized depreciation on
                                                                  investments                                  (126,451)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                   $    (24,741)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    430,616      $        -

Net (decrease) increase in net assets resulting from operations                                 (24,741)         15,740

Capital shares transactions
   Net premiums                                                                                     261          34,899
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (8,222)           (381)
   Interfund and net transfers to general account                                             1,758,498         380,358
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                               1,750,537         414,876
                                                                                         ---------------  --------------

Total increase in net assets                                                                  1,725,796         430,616
                                                                                         ---------------  --------------

Net assets at end of year                                                                 $   2,156,412    $    430,616
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      139


Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust HY Bond Fund
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     23,777 shares (cost $468,106)            $    464,137       Dividend income                            $     7,526
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  7,526
                                                                                                          --------------
Net Assets                                    $    464,137   Expenses:
                                             --------------
                                                                 Administrative expense                               4
                                                                 Mortality and expense risk                       4,879
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  4,883
                                                                                                          --------------
                                                             Net investment income                                2,643

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments              (5,656)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (3,969)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                    $    (6,982)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net decrease in net assets resulting from operations                                             (6,982)              -

Capital shares transactions
   Net premiums                                                                                  14,498               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (10,479)              -
   Interfund and net transfers to general account                                               467,100               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 471,119               -
                                                                                         ---------------  --------------

Total increase in net assets                                                                    464,137               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    464,137      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      140


Midland National Life Insurance Company
Separate Account C
Van Kampen Life Investment Trust Growth and Income Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     2,707 shares (cost $59,730)               $    57,681       Dividend income                             $      551
                                                                 Capital gains distributions                      1,487
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  2,038
                                                                                                          --------------
Net Assets                                     $    57,681   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       1,495
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  1,495
                                                                                                          --------------
                                                             Net investment income                                  543

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments                1,121
                                                                 Net unrealized depreciation on
                                                                  investments                                    (2,049)
                                                                                                          --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                     $     (385)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (decrease) increase in net assets resulting from operations                                    (385)            100

Capital shares transactions
   Net premiums                                                                                  40,074          50,748
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (2,669)              -
   Interfund and net transfers to general account                                                20,661         (50,848)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                       58,066            (100)
                                                                                         ---------------  --------------

Total increase in net assets                                                                     57,681               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    57,681      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      141


Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds Emerging Markets Debt Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     16,923 shares (cost $146,132)            $    143,678       Dividend income                            $     7,328
                                                                 Capital gains distributions                      3,151
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 10,479
                                                                                                          --------------
Net Assets                                    $    143,678   Expenses:
                                             --------------
                                                                 Administrative expense                               1
                                                                 Mortality and expense risk                       1,834
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  1,835
                                                                                                          --------------
                                                             Net investment income                                8,644

                                                             Realized and unrealized
                                                              losses on investments:
                                                                 Net realized losses on investments              (1,275)
                                                                 Net unrealized depreciation on
                                                                  investments                                    (3,587)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $     3,782
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $    19,084      $        -

Net increase in net assets resulting from operations                                              3,782           1,027

Capital shares transactions
   Net premiums                                                                                  99,998          18,243
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (3,929)           (186)
   Interfund and net transfers to general account                                                24,743               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                 120,812          18,057
                                                                                         ---------------  --------------

Total increase in net assets                                                                    124,594          19,084
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    143,678     $    19,084
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      142


Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds Emerging Markets Equity Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     15,530 shares (cost $347,925)             $   376,592       Dividend income                            $     1,858
                                                                 Capital gains distributions                     50,341
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 52,199
                                                                                                          --------------
Net Assets                                     $   376,592   Expenses:
                                             --------------
                                                                 Administrative expense                              15
                                                                 Mortality and expense risk                       6,746
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  6,761
                                                                                                          --------------
                                                             Net investment income                               45,438

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments               50,244
                                                                 Net unrealized depreciation on
                                                                  investments                                    (1,194)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $    94,488
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                             $   220,426      $        -

Net increase in net assets resulting from operations                                             94,488          29,571

Capital shares transactions
   Net premiums                                                                                  97,203           6,303
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (10,624)           (249)
   Interfund and net transfers to general account                                               (24,901)        184,801
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                                  61,678         190,855
                                                                                         ---------------  --------------

Total increase in net assets                                                                    156,166         220,426
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $   376,592     $   220,426
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      143


Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds Mid Cap Growth Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     16,850 shares (cost $231,675)            $    244,319       Dividend income                             $        -
                                                                 Capital gains distributions                      4,999
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                  4,999
                                                                                                          --------------
Net Assets                                    $    244,319   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       2,417
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  2,417
                                                                                                          --------------
                                                             Net investment income                                2,582

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments                (109)
                                                                 Net unrealized appreciation on
                                                                  investments                                    12,644
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $     15,117
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net increase in net assets resulting from operations                                             15,117             681

Capital shares transactions
   Net premiums                                                                                 245,770         150,256
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                 (359)              -
   Interfund and net transfers to general account                                               (16,209)       (150,937)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                      229,202            (681)
                                                                                         ---------------  --------------

Total increase in net assets                                                                    244,319               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    244,319      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      144


Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds U.S. Mid Cap Value Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     866 shares (cost $16,364)                 $    16,485       Dividend income                             $       35
                                                                 Capital gains distributions                        603
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                    638
                                                                                                          --------------
Net Assets                                     $    16,485   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                          77
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                     77
                                                                                                          --------------
                                                             Net investment income                                  561

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments                (608)
                                                                 Net unrealized appreciation on
                                                                  investments                                       121
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                     $       74
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net increase in net assets resulting from operations                                                 74             567

Capital shares transactions
   Net premiums                                                                                  73,485         150,256
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                                  (16)              -
   Interfund and net transfers to general account                                               (57,058)       (150,823)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                       16,411            (567)
                                                                                         ---------------  --------------

Total increase in net assets                                                                     16,485               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                   $    16,485      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      145


Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds U.S. Real Estate Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     6,332 shares (cost $172,069)             $    138,157       Dividend income                             $      990
                                                                 Capital gains distributions                      9,180
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                 10,170
                                                                                                          --------------
Net Assets                                    $    138,157   Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                       2,475
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                  2,475
                                                                                                          --------------
                                                             Net investment income                                7,695

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized losses on investments               8,279
                                                                 Net unrealized depreciation on
                                                                  investments                                   (43,798)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                    $   (27,824)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                            $    100,767      $        -

Net increase in net assets resulting from operations                                            (27,824)         13,259

Capital shares transactions
   Net premiums                                                                                 115,454         128,468
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                               (4,103)           (189)
   Interfund and net transfers to general account                                               (46,137)        (40,771)
                                                                                         ---------------  --------------

     Net increase (decrease) in net assets from capital share transactions                       65,214          87,508
                                                                                         ---------------  --------------

Total increase in net assets                                                                     37,390         100,767
                                                                                         ---------------  --------------

Net assets at end of year                                                                  $    138,157    $    100,767
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      146


Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust Critical Math Portfolio
----------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
December 31, 2007                                            Year Ended December 31, 2007
Assets:
   Investment in Portfolio,                                  Investment Income:
     1,693,616 shares (cost $16,899,953)     $   16,411,138      Dividend income                             $        -
                                                                 Capital gains distributions                          -
                                                                                                          --------------
Liabilities                                              -
                                             --------------
                                                                                                                      -
                                                                                                          --------------
Net Assets                                   $   16,411,138  Expenses:
                                             --------------
                                                                 Administrative expense                               -
                                                                 Mortality and expense risk                     131,528
                                                                 Contract maintenance charge                          -
                                                                                                          --------------
                                                                                                                131,528
                                                                                                          --------------
                                                             Net investment income                             (131,528)

                                                             Realized and unrealized gains
                                                              (losses) on investments:
                                                                 Net realized gains on investments              (15,665)
                                                                 Net unrealized depreciation on
                                                                  investments                                  (488,815)
                                                                                                          --------------

                                                             Net increase in net assets resulting from
                                                              operations                                   $   (636,008)
                                                                                                          --------------

------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Years Ended December 31, 2007 and 2006

                                                                                              2007            2006

Net assets at beginning of year                                                              $        -      $        -

Net (increase) decrease in net assets resulting from operations                                (636,008)              -

Capital shares transactions
   Net premiums                                                                                 417,493               -
   Transfers of policy loans                                                                          -               -
   Transfers of surrenders                                                                            -               -
   Transfers of death benefits                                                                        -               -
   Transfers of other terminations                                                              (62,709)              -
   Interfund and net transfers to general account                                            16,692,362               -
                                                                                         ---------------  --------------

     Net increase in net assets from capital share transactions                              17,047,146               -
                                                                                         ---------------  --------------

Total increase (decrease) in net assets                                                      16,411,138               -
                                                                                         ---------------  --------------

Net assets at end of year                                                                $   16,411,138      $        -
                                                                                         ---------------  --------------




       The accompanying notes are an integral part of these financial statements.

                                      147



Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
--------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies


        Organization
        Midland National Life Separate Account C ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 as amended, is a segregated investment account of Midland National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account consists of eight insurance products, each with different characteristics and product features which result in varying charges. The Separate Account is used to fund variable annuity contracts of the Company. Sammons Securities Corporation, an affiliate, serves as the underwriter of the variable products.


        Investments
        The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance Products Fund II ("VIPF II"), Fidelity Variable Insurance Products Fund III ("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"), MFS Variable Insurance Trust ("MFS"), Lord Abbett Series Fund, Inc. ("LAC"), Alger American Fund ("FAM"), Calvert Variable Series, Inc. ("CAM"), AIM Variable Insurance Funds ("AIM"), LEVCO Series Trust ("LEVCO"), J.P. Morgan Series Trust II ("JP"), Rydex Variable Trust ("RYDEX"), ProFunds VP ("PF"), Van Eck Worldwide Insurance Trust ("VE"), Janus Aspen Series ("JANUS"), PIMCO Variable Insurance Trust ("PIMCO"), Goldman Sachs Variable Insurance Trust ("Goldman"), Neuberger Berman Advisors Management Trust ("Neuberger"), Premier VIT ("Premier"), Credit Suisse Trust ("CS"), the Dreyfus Variable Investment Fund ("Dreyfus"), the Direxion Insurance Trust ("Direxion"), the Van Kampen Life Investment Trust ("VKLIT"), the Van Kampen Universal Institutional Funds ("VKUIF") and the Northern Lights Variable Trust ("NLVT"), (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants.


        The following funds were all added effective May 1, 2006: CS Global Small Cap Portfolio, CS Large Cap Value Portfolio, AIM Basic Value Fund, AIM Global Real Estate Fund, AIM International Growth Fund, AIM Mid Cap Core Equity Fund, PF Access VP High Yield Fund, PF Asia 30, PF Banks, PF Basic Materials, PF Bear, PF Biotechnology, PF Bull, PF Consumer Goods, PF Consumer Services, PF Dow 30, PF Europe 30, PF Financials, PF Health Care, PF Industrials, PF Internet, PF Japan, PF Large-Cap Growth, PF Large-Cap Value, PF Mid-Cap Growth, PF Mid-Cap Value, PF Money Market, PF Oil & Gas, PF NASDAQ-100, PF Pharmaceuticals, PF Precious Metals, PF Real Estate, PF Rising Rates Opportunity, PF Semiconductor, PF Short Dow 30, PF Short Mid-Cap, PF Short NASDAQ-100, PF Short Small-Cap, PF Small-Cap, PF Small-Cap Growth, PF Small-Cap Value, PF Technology, PF Telecommunciations, PF U.S. Government Plus, PF UltraBull, PF UltraMid-Cap, PF Ultra NASDAQ-100, PF Ultra Small-Cap, PF Utilities, RYDEX Dynamic Dow Fund, RYDEX Dynamic OTC Fund, RYDEX Dynamic S&P 500 Fund, RYDEX Inverse Dynamic Dow Fund, Dreyfus Appreciation Portfolio, Dreyfus International Value Portfolio, Dreyfus Socially Responsible Growth Fund, Direxion Managed Bond Fund, Direxion All-Cap Equity Fund, Direxion HY Bond Fund, VKLIT Growth and Income Portfolio, VKUIF Emerging Markets Debt Portfolio, VKUIF Emerging Markets Equity Portfolio, VK Mid Cap Growth Portfolio, VKUIF U.S. Mid Cap Value Portfolio, and VK U.S. Real Estate Portfolio. The following funds were all added effective May 1, 2007: PF Emerging Markets, PF Falling U.S. Dollar, PF International, PF Mid-Cap, PF Short Emerging Markets, PF Short International, PF UltraShort Dow 30, PF UltraShort NASDAQ-100, PIMCO All Asset Portfolio, and NLVT Critical Math Portfolio. All other portfolios have been in existence for more than two years.


        Effective February 6, 2006, the LEVCO Series Trust Equity Value Fund was liquidated. This plan of liquidation and dissolution was approved by the Board of Trustees of LEVCO Series Trust on December 5, 2005. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.


        Effective June 1, 2007, the FAM Small Capitalization Portfolio was closed to new investors. Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.


        Effective September 28, 2007, the CAM VS Social Small Cap Growth Portfolio was merged with the CAM VS Social Mid Cap Portfolio. This plan of merger was approved by the Board of Directors of Calvert Variable Series, Inc. All policyowners were able to exchange the assets of the CAM VS Social Small Cap Growth Portfolio for shares of equal value in the CS VS Social Mid-Cap Growth Portfolio.


        Effective January 8, 2008, the Premier OpCap Renaissance Portfolio was liquidated. The fund stopped accepting new investments on November 9, 2007. This plan of liquidation was approved by the Board of Trustees of Premier VIT on August 14, 2007. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.


        Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.


        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.


        Use of Estimates
        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


2.      Expenses


        The Company is compensated for certain expenses as described below. The rates of each applicable charge is described in the Separate Account's prospectus.


        o A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.


        o A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.


        o A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.


3.      Purchases and Sales of Investment Securities



        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2007 and 2006, were as follows:


                                                                   2007                                  2006
                                                    ------------------------------------  ------------------------------------
 Portfolio                                             Purchases            Sales            Purchases            Sales

Fidelity Variable Insurance Products
Fund I
    Money Market Portfolio                              $ 67,212,034       $ 57,591,028       $ 28,098,087       $ 25,179,060
    High Income Portfolio                                 10,563,403         14,629,148         10,384,079          7,091,490
    Equity-Income Portfolio                               10,051,231          8,973,614          7,877,702          6,163,404
    Growth Portfolio                                      11,917,789         12,839,763            877,658          5,385,390
    Overseas Portfolio                                     8,483,997          5,242,158          4,940,783          1,747,372
    Mid Cap Portfolio                                      5,156,473          4,006,738          4,866,486          3,626,611
Fidelity Variable Insurance Products
 Fund II
    Asset Manager Portfolio                                  511,224          1,027,356            338,992          1,049,860
    Investment Grade Bond Portfolio                        3,338,336          2,425,496          1,701,130          1,892,295
    Index 500 Portfolio                                    8,454,298          9,898,858         10,315,645          6,908,829
    Contrafund Portfolio                                  16,813,284         11,512,829         11,447,503          6,916,366
    Asset Manager: Growth Portfolio                          293,620            555,185            197,249            789,361
Fidelity Variable Insurance Products
 Fund III
    Balanced Portfolio                                     1,745,736          1,430,966          1,659,941          1,013,790
    Growth & Income Portfolio                                637,529          1,290,524            752,838          1,577,583
    Growth Opportunities Portfolio                         2,351,279          2,565,437             93,821            663,111
    Value Strategies Portfolio                             5,313,110          5,077,447            106,907             61,158
American Century Variable
 Portfolios, Inc.
    Balanced Fund                                            721,728            458,339            844,792            440,932
    Capital Appreciation Fund                             12,524,391          8,432,419            780,592            628,674
    International Fund                                     7,672,735          9,716,668          4,650,217          3,585,082
    Value Fund                                             7,758,630          6,324,836          8,173,236          3,446,758
    Income and Growth Fund                                 2,014,257          2,169,493            398,907            473,019
    Inflation Protection Fund                              7,865,156          4,834,773          4,410,539            232,924
    Large Company Value Fund                                 770,817            681,745            837,925            284,552
    Mid Cap Value Fund                                       995,125            870,894            236,975             25,450
    Ultra Fund                                               596,900             81,837             45,839            103,068
MFS Variable Insurance Trust
    Research Series                                          104,340            602,663          1,694,059          2,103,595
    Emerging Growth Series                                 1,096,010          2,038,267            174,104            762,211
    Investors Trust Series                                    93,912            299,185            325,564            424,079
    New Discovery Series                                     472,143            739,613            287,393            810,098
Lord Abbett Series Fund, Inc.
    Growth & Income Portfolio                              3,613,670          2,760,095          3,398,966          3,020,892
    Mid-Cap Value Portfolio                                7,502,799          6,384,391         11,551,226          9,321,285
    International Portfolio                               14,651,867          6,561,728         11,443,734          1,625,219
Alger American Fund
    Growth Portfolio                                       4,328,025          3,422,665          5,695,208          1,452,544
    MidCap Growth Portfolio                                5,641,120          2,982,999          3,288,902          1,204,868
    Leveraged AllCap Portfolio                             5,532,663          2,568,303          1,726,691          1,631,881
    Small Capitalization Portfolio                         1,398,287          1,761,997          1,794,887          1,223,057
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio                         88,543            449,475            138,268             37,357
    Social Mid Cap Growth Portfolio                          499,996             46,481            128,805              9,835
    Social Equity Portfolio                                  188,451             93,239            623,225            422,153
AIM Variable Insurance Funds
    Technology Fund                                        1,453,720            750,288            155,476             27,218
    Utilities Fund                                         5,491,044          4,139,033          2,848,455          2,049,874
    Financial Services Fund                                  833,451            570,101            579,218            280,883
    Global Health Care Fund                                  333,654          2,410,409          1,909,784            885,848
    Basic Value Fund                                         300,512             26,071                  -                  -
    Global Real Estate Fund                                  588,969            171,706                  -                  -
    International Growth Fund                                781,934            339,661            127,192             34,582
    Mid Cap Core Equity Fund                                 506,015            269,710                120                123
LEVCO Series Trust
    Equity Value Fund                                              -                  -                  -              2,406
J.P. Morgan Series Trust II
    Bond Portfolio                                         3,775,616          2,974,180          3,328,811            872,892
    Small Company Portfolio                                2,919,408          2,958,357            462,185            267,906
Rydex Variable Trust
    Nova Fund                                              1,723,086            580,503            587,619            386,502
    OTC Fund                                                 291,948            212,720            946,837          1,190,281
    U.S. Government Money Market Fund                     25,200,975         25,375,963         22,182,133         20,825,347
    Inverse S&P 500 Fund                                     953,254            740,145            933,208            312,417
    Inverse OTC Fund                                         785,250            597,470          1,504,938          1,136,062
    Inverse Government Long Bond Fund                        407,942            250,167            482,376            425,188
    Sector Rotation Fund                                   1,619,256          1,510,599          2,024,858            233,632
    Government Long Bond Advantage                         1,405,973          1,354,348             48,689             47,157
    Dynamic Dow Fund                                       2,919,537          2,933,745          1,245,019          1,116,669
    Dynamic OTC Fund                                      11,866,500         12,065,492          8,435,402          8,738,158
    Dynamic S&P 500 Fund                                     519,728            437,711            247,952            231,650
    Inverse Dynamic Dow Fund                               4,466,868          6,077,113         10,197,615          6,025,136
ProFunds VP
    Access VP High Yield Fund                              1,692,635            627,270            347,418              4,367
    Asia 30                                               12,216,292         10,820,583            955,942            436,823
    Banks                                                    169,974            163,764             34,594             28,933
    Basic Materials                                        1,132,646            633,075             71,153             46,343
    Bear                                                   4,211,872          4,142,404            534,621            529,940
    Biotechnology                                            464,650            422,695            250,247            247,498
    Bull                                                   3,435,270          3,663,217          1,113,511            690,095
    Consumer Goods                                           283,680            275,494             17,063             17,068
    Consumer Services                                        153,637            151,572             77,194             76,264
    Dow 30                                                   958,255          1,037,219            406,806            319,433
    Emerging Markets                                       1,226,028                330                  -                  -
    Europe 30                                              1,394,448          1,369,144            166,200             90,797
    Falling U.S. Dollar                                            -                  -                  -                  -
    Financials                                               966,257            381,965            107,147             33,763
    Health Care                                            1,370,219            353,733            135,074             61,473
    Industrials                                              123,018             84,825             17,240             17,169
    International                                                  -                  -                  -                  -
    Internet                                                 475,012            288,489             29,050             29,448
    Japan                                                  4,570,770          4,532,396          1,071,493            893,487
    Large-Cap Growth                                       7,729,214          7,227,876            336,615            306,827
    Large-Cap Value                                        1,346,831          1,540,639            466,087            174,603
    Mid-Cap                                                        -                  -                  -                  -
    Mid-Cap Growth                                        10,905,990         10,148,115             56,643             34,469
    Mid-Cap Value                                          3,098,645          2,841,981            118,483             75,510
    Money Market                                         222,156,595        211,066,750         13,187,309         12,184,949
    Oil & Gas                                              3,226,123          1,280,957            306,634            249,992
    NASDAQ-100                                            10,613,670         10,507,658            764,019            704,732
    Pharmaceuticals                                          102,319             92,494              6,746              4,141
    Precious Metals                                        3,651,206          2,804,732          2,804,871          2,842,276
    Real Estate                                            1,051,754            963,427            228,536             87,555
    Rising Rates Opportunity                               1,290,167          1,180,192            367,580            343,484
    Semiconductor                                            174,498            220,794          1,119,369          1,076,136
    Short Dow 30                                                   -                  -             25,720             25,777
    Short Emerging Markets                                         -                  -                  -                  -
    Short International                                            -                  -                  -                  -
    Short Mid-Cap                                            125,004            126,050             20,317             20,235
    Short NASDAQ-100                                      23,093,722         22,863,295            559,444            553,367
    Short Small-Cap                                        1,378,055          1,435,037            189,684            133,776
    Small-Cap                                              4,629,901          5,418,812          2,048,436          1,187,454
    Small-Cap Growth                                      28,871,452         27,776,894            130,280            126,039
    Small-Cap Value                                       10,649,670         10,758,227            174,828             68,785
    Technology                                             1,458,424            735,348             94,444             26,569
    Telecommunications                                       350,770            366,364            105,786             51,111
    U.S. Government Plus                                     627,522            568,206            177,482            175,307
    UltraBull                                             17,679,471         17,470,966            358,040            222,059
    UltraMid-Cap                                          52,781,053         52,631,801          1,920,255          1,015,935
    UltraNASDAQ-100                                       27,380,682         23,800,386            103,781             83,192
    UltraShort Dow 30                                              -                  -                  -                  -
    UltraShort NASDAQ-100                                      8,000                  2                  -                  -
    UltraSmall-Cap                                        36,791,897         34,462,839            120,661            122,548
    Utilities                                              1,187,533          1,604,342            636,338             89,236
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                            13,970,105          8,960,775          7,646,442          4,351,498
    Worldwide Emerging Markets Fund                       17,097,640         16,189,641          6,610,816          1,816,653
    Worldwide Bond Fund                                    1,359,612          1,282,232            603,016            501,783
    Worldwide Real Estate Fund                             4,294,577          3,112,437          2,899,035          2,038,649
Janus Aspen Series
    Growth and Income Portfolio                              418,933            274,698            267,202             75,209
PIMCO Variable Insurance Trust
    Total Return Portfolio                                11,215,553          5,644,807         13,063,469          2,625,065
    Low Duration Portfolio                                 3,055,871          2,569,690            556,782            538,428
    High Yield Portfolio                                   3,793,079          1,765,951          2,991,935          1,145,169
    Real Return Portfolio                                  5,646,672          5,054,912          1,720,024          1,217,739
    All Asset Portfolio                                       11,116                 92                  -                  -
Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund                       2,246,442            725,016          1,946,991            280,762
    Growth and Income Fund                                 1,392,611          1,260,562          3,022,677          2,805,405
    Mid Cap Value Fund                                     2,675,607            905,209            509,522             38,512
Neuberger Berman Advisors Management Trust
    Fasciano Portfolio                                     1,785,530          1,808,993             82,745             49,714
    Mid-Cap Growth Portfolio                               2,577,530          1,595,231            260,505             43,778
    Regency Portfolio                                      2,855,975            867,646            152,804             58,303
Premier VIT
    OpCap Small Cap Portfolio                              1,595,817          1,504,425            374,086            146,467
    OpCap Renaissance Portfolio                            1,798,865          4,015,184          2,217,408             13,745
Credit Suisse Trust
    Global Small Cap Portfolio                                60,614             10,333                  -                  -
    Large Cap Value Portfolio                                223,242            205,777            183,464             56,031
Dreyfus Variable Investment Fund
    Appreciation Portfolio                                   276,293            195,342                  -                  -
    International Value Portfolio                            313,219            107,054            236,511            201,087
    Socially Responsible Growth Portfolio                          -                  -                  -                  -
Direxion Insurance Trust
    Managed Bond Fund                                        868,778            217,053             83,722                221
    All-Cap Equity Fund                                    3,017,619          1,192,089            421,002              2,486
    HY Bond Fund                                           1,151,939            678,177                  -                  -
Van Kampen Life Investment Trust
    Growth and Income Portfolio                              149,566             90,956             50,750             50,850
Van Kampen Universal Institutional Funds
    Emerging Markets Debt Portfolio                          161,783             32,328             18,244                304
    Emerging Markets Equity Portfolio                        697,429            590,312            349,092            158,691
    Mid Cap Growth Portfolio                                 343,768            111,985            150,266            150,947
    U.S. Mid Cap Value Portfolio                              73,731             56,759            150,266            150,833
    U.S. Real Estate Portfolio                               173,136            100,228            128,981             42,408
Northern Lights Variable Trust
    Critical Math Portfolio                               17,307,549            391,931                  -                  -
                                                    -----------------  -----------------  -----------------  -----------------
                                                       $ 917,934,580      $ 810,454,328      $ 283,017,660      $ 192,494,846
                                                    -----------------  -----------------  -----------------  -----------------

4.      Summary of Changes from Unit Transactions



        Transactions in units for the years ended December 31, 2007 and 2006, were as follows:


                                                             2007                                    2006
                                            -------------------------------------   -------------------------------------
                                                                     Net Increase/                           Net Increase/
Portfolio                                    Purchases     Sales     (Decrease)      Purchases     Sales     (Decrease)

Fidelity Variable Insurance Products
Fund I
   Money Market Portfolio                     5,537,736   4,743,429      794,307      2,359,098   2,104,636      254,462
   High Income Portfolio                        671,220     960,869     (289,649)       674,998     485,775      189,223
   Equity-Income Portfolio                      451,515     372,203       79,312        284,292     204,836       79,456
   Growth Portfolio                             834,463     803,863       30,600         43,962     222,879     (178,917)
   Overseas Portfolio                           358,537     240,967      117,570        292,966      87,868      205,098
   Mid Cap Portfolio                            193,741     182,982       10,759        194,713     194,836         (123)
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                       11,349      49,229      (37,880)        13,187      56,117      (42,930)
   Investment Grade Bond Portfolio              233,682     168,527       65,155         98,083     108,130      (10,047)
   Index 500 Portfolio                          496,836     453,032       43,804        735,546     283,523      452,023
   Contrafund Portfolio                         333,351     434,354     (101,003)       458,683     242,499      216,184
   Asset Manager: Growth Portfolio               12,711      26,144      (13,433)         8,683      39,611      (30,928)
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                           101,225      85,036       16,189        110,188      67,964       42,224
   Growth & Income Portfolio                     19,681      69,409      (49,728)        42,077      92,684      (50,607)
   Growth Opportunities Portfolio               158,595     176,356      (17,761)         6,294      52,444      (46,150)
   Value Strategies Portfolio                   377,931     364,250       13,681          7,065       4,635        2,430
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                 38,657      26,636       12,021         52,068      28,538       23,530
   Capital Appreciation Fund                    682,554     463,214      219,340         53,447      37,299       16,148
   International Fund                           423,056     533,103     (110,047)       310,686     229,157       81,529
   Value Fund                                   352,817     362,163       (9,346)       448,602     194,230      254,372
   Income and Growth Fund                       139,335     148,276       (8,941)        27,923      33,604       (5,681)
   Inflation Protection Fund                    741,718     462,037      279,681        435,577      21,163      414,414
   Large Company Value Fund                      61,187      54,645        6,542         73,915      23,896       50,019
   Mid Cap Value Fund                            72,867      63,758        9,109         19,284       2,049       17,235
   Ultra Fund                                    54,537       7,155       47,382          4,841      10,594       (5,753)
MFS Variable Insurance Trust
   Research Series                                6,419      42,675      (36,256)       139,052     168,762      (29,710)
   Emerging Growth Series                        83,720     152,228      (68,508)        15,153      61,066      (45,913)
   Investors Trust Series                         5,913      22,165      (16,252)        28,587      36,306       (7,719)
   New Discovery Series                          14,210      37,704      (23,494)        15,301      41,262      (25,961)
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                    195,687     162,942       32,745        223,882     210,329       13,553
   Mid-Cap Value Portfolio                      277,232     330,855      (53,623)       599,208     508,362       90,846
   International Portfolio                      566,352     302,322      264,030        569,488      96,948      472,540
Alger American Fund
   Growth Portfolio                             388,436     277,866      110,570        555,232     146,448      408,784
   MidCap Growth Portfolio                      305,682     197,855      107,827        200,806      98,984      101,822
   Leveraged AllCap Portfolio                   436,906     205,286      231,620        177,287     184,598       (7,311)
   Small Capitalization Portfolio                92,200     113,726      (21,526)       155,571     111,408       44,163
Calvert Variable Series, Inc.
   Social Small Cap Growth Portfolio              8,536      44,163      (35,627)        14,829       3,415       11,414
   Social Mid Cap Growth Portfolio               39,109       3,385       35,724         11,811         652       11,159
   Social Equity Portfolio                       12,547       6,683        5,864         55,469      38,178       17,291
AIM Variable Insurance Funds
   Technology Fund                              122,246      63,680       58,566         14,986       2,411       12,575
   Utilities Fund                               274,000     222,989       51,011        178,743     144,944       33,799
   Financial Services Fund                       54,139      42,489       11,650         44,760      20,919       23,841
   Global Health Care Fund                       27,398     194,173     (166,775)       167,837      74,283       93,554
   Basic Value Fund                              26,623       2,046       24,577              -           -            -
   Global Real Estate Fund                       40,330      13,278       27,052              -           -            -
   International Growth Fund                     65,719      26,636       39,083         12,330       3,196        9,134
   Mid Cap Core Equity Fund                      44,962      23,702       21,260             12          12            -
LEVCO Series Trust
   Equity Value Fund                                  -           -            -              -         206         (206)
J.P. Morgan Series Trust II
   Bond Portfolio                               294,007     259,089       34,918        283,934      72,686      211,248
   Small Company Portfolio                      201,896     204,108       (2,212)        30,175      17,712       12,463
Rydex Variable Trust
   Nova Fund                                    125,431      40,948       84,483         49,996      32,797       17,199
   OTC Fund                                      23,205      17,595        5,610         84,790     103,513      (18,723)
   U.S. Government Money Market Fund          2,971,890   2,991,486      (19,596)     2,210,713   2,076,843      133,870
   Inverse S&P 500 Fund                         133,431     108,892       24,539        116,677      41,959       74,718
   Inverse OTC Fund                             137,268     108,212       29,056        242,137     188,676       53,461
   Inverse Government Long Bond Fund             42,145      27,397       14,748         50,649      48,309        2,340
   Sector Rotation Fund                          96,368      99,799       (3,431)       146,024      16,964      129,060
   Government Long Bond Advantage               136,808     125,255       11,553          4,898       4,838           60
   Dynamic Dow Fund                             199,864     202,996       (3,132)       113,421     102,802       10,619
   Dynamic OTC Fund                           1,336,159   1,342,915       (6,756)       927,907     916,231       11,676
   Dynamic S&P 500 Fund                         321,916     316,227        5,689         22,973      21,319        1,654
   Inverse Dynamic Dow Fund                     655,510     904,825     (249,315)     1,105,004     655,645      449,359
ProFunds VP
   Access VP High Yield Fund                    158,188      59,832       98,356         34,126         365       33,761
   Asia 30                                      802,154     702,120      100,034         91,438      41,143       50,295
   Banks                                         15,987      15,650          337          3,316       2,779          537
   Basic Materials                               98,763      58,318       40,445          7,264       4,654        2,610
   Bear                                         464,737     458,426        6,311         54,908      54,908            -
   Biotechnology                                 45,436      42,040        3,396         23,700      23,562          138
   Bull                                         324,018     345,114      (21,096)       104,805      64,848       39,957
   Consumer Goods                                25,471      24,765          706          1,574       1,574            -
   Consumer Services                             13,925      13,740          185          7,298       7,166          132
   Dow 30                                        83,155      89,959       (6,804)        36,975      28,980        7,995
   Emerging Markets                             118,105           -      118,105              -           -            -
   Europe 30                                    125,146     122,479        2,667         16,306       8,881        7,425
   Falling U.S. Dollar                                -           -            -              -           -            -
   Financials                                    94,585      36,241       58,344         10,087       3,154        6,933
   Health Care                                  124,651      31,440       93,211         12,813       5,797        7,016
   Industrials                                   11,851       8,335        3,516          1,728       1,728            -
   International                                      -           -            -              -           -            -
   Internet                                      44,968      27,382       17,586          2,893       2,893            -
   Japan                                        450,032     445,379        4,653        109,482      93,500       15,982
   Large-Cap Growth                             709,385     665,995       43,390         32,156      29,261        2,895
   Large-Cap Value                              119,368     138,095      (18,727)        43,198      16,268       26,930
   Mid-Cap                                            -           -            -              -           -            -
   Mid-Cap Growth                             1,043,968     974,923       69,045          5,832       3,514        2,318
   Mid-Cap Value                                294,718     273,666       21,052         11,396       7,493        3,903
   Money Market                              21,774,033  20,692,175    1,081,858      1,306,747   1,207,401       99,346
   Oil & Gas                                    274,045     111,987      162,058         30,134      24,655        5,479
   NASDAQ-100                                   907,052     899,661        7,391         74,187      68,472        5,715
   Pharmaceuticals                                9,596       8,532        1,064            608         385          223
   Precious Metals                              407,461     321,720       85,741        349,749     343,193        6,556
   Real Estate                                   83,809      80,172        3,637         19,175       7,436       11,739
   Rising Rates Opportunity                     135,084     130,298        4,786         39,876      37,606        2,270
   Semiconductor                                 19,151      23,929       (4,778)       122,407     117,457        4,950
   Short Dow 30                                       -           -            -          2,727       2,727            -
   Short Emerging Markets                             -           -            -              -           -            -
   Short International                                -           -            -              -           -            -
   Short Mid-Cap                                 12,703      12,703            -          1,991       1,991            -
   Short NASDAQ-100                           2,525,546   2,506,861       18,685         55,432      55,432            -
   Short Small-Cap                              141,800     146,519       (4,719)        19,083      13,600        5,483
   Small-Cap                                    474,810     557,787      (82,977)       204,389     118,412       85,977
   Small-Cap Growth                           2,697,802   2,684,004       13,798         13,484      13,125          359
   Small-Cap Value                            1,034,208   1,038,728       (4,520)        17,252       6,727       10,525
   Technology                                   133,296      65,075       68,221          9,127       2,542        6,585
   Telecommunications                            27,855      29,113       (1,258)         9,259       4,473        4,786
   U.S. Government Plus                          57,856      52,730        5,126         15,938      15,938            -
   UltraBull                                  1,503,518   1,489,283       14,235         32,153      19,974       12,179
   UltraMid-Cap                               4,970,521   5,035,693      (65,172)       201,663     106,333       95,330
   UltraNASDAQ-100                            2,165,920   1,994,262      171,658          9,890       8,085        1,805
   UltraShort Dow 30                                  -           -            -              -           -            -
   UltraShort NASDAQ-100                            833           -          833              -           -            -
   UltraSmall-Cap                             3,557,400   3,521,935       35,465         12,384      12,384            -
   Utilities                                     92,158     127,266      (35,108)        54,080       7,593       46,487
Van Eck Worldwide Insurance Trust
   Worldwide Hard Assets Fund                   407,568     272,869      134,699        291,080     174,788      116,292
   Worldwide Emerging Markets Fund              484,972     520,193      (35,221)       265,598      81,640      183,958
   Worldwide Bond Fund                          109,504     104,307        5,197         48,299      40,921        7,378
   Worldwide Real Estate Fund                   215,974     157,741       58,233        139,933     101,970       37,963
Janus Aspen Series
   Growth and Income Portfolio                   24,101      15,932        8,169         17,691       4,620       13,071
PIMCO Variable Insurance Trust
   Total Return Portfolio                       929,143     500,000      429,143      1,152,893     227,139      925,754
   Low Duration Portfolio                       288,119     243,100       45,019         52,183      52,352         (169)
   High Yield Portfolio                         284,464     144,911      139,553        226,818      91,613      135,205
   Real Return Portfolio                        480,633     437,170       43,463        138,718     107,297       31,421
   All Asset Portfolio                              935           4          931              -           -            -
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund             172,554      63,233      109,321        157,103      22,663      134,440
   Growth and Income Fund                       100,530      96,208        4,322        255,205     234,928       20,277
   Mid Cap Value Fund                           172,171      63,844      108,327         36,658       2,849       33,809
Neuberger Berman Advisors Management Trust
   Fasciano Portfolio                           156,031     156,201         (170)         7,319       4,201        3,118
   Mid-Cap Growth Portfolio                     179,684     106,459       73,225         21,168       3,432       17,736
   Regency Portfolio                            222,033      64,539      157,494         12,887       4,881        8,006
Premier VIT
   OpCap Small Cap Portfolio                    120,133     116,267        3,866         35,355      13,387       21,968
   OpCap Renaissance Portfolio                  161,510     373,278     (211,768)       211,122       1,336      209,786
Credit Suisse Trust
   Global Small Cap Portfolio                     5,881         997        4,884              -           -            -
   Large Cap Value Portfolio                     17,170      17,953         (783)        17,103       5,072       12,031
Dreyfus Variable Investment Fund
   Appreciation Portfolio                        23,962      16,270        7,692              -           -            -
   International Value Portfolio                 28,034       9,699       18,335         23,503      19,747        3,756
   Socially Responsible Growth Portfolio              -           -            -              -           -            -
Direxion Insurance Trust
   Managed Bond Fund                             86,623      21,068       65,555          8,162           2        8,160
   All-Cap Equity Fund                          292,781     116,475      176,306         44,053          40       44,013
   HY Bond Fund                                 114,582      67,002       47,580              -           -            -
Van Kampen Life Investment Trust
   Growth and Income Portfolio                   13,273       7,918        5,355          4,809       4,809            -
Van Kampen Universal Institutional Funds
   Emerging Markets Debt Portfolio               13,790       2,725       11,065          1,798          18        1,780
   Emerging Markets Equity Portfolio             51,583      46,573        5,010         36,716      16,850       19,866
   Mid Cap Growth Portfolio                      30,425       9,851       20,574         15,692      15,692            -
   U.S. Mid Cap Value Portfolio                   6,454       4,997        1,457         14,423      14,423            -
   U.S. Real Estate Portfolio                    13,479       7,874        5,605         11,537       3,346        8,191
Northern Lights Variable Trust
   Critical Math Portfolio                    1,736,231      28,619    1,707,612              -           -            -
                                            ------------ ----------- ------------   ------------ ----------- ------------
                                             77,242,960  70,348,838    6,894,122     21,786,676  14,930,375    6,856,301
                                            ------------ ----------- ------------   ------------ ----------- ------------

5.      Financial Highlights



        The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance.  Differences in the fee structures result in a variety of unit values, expense ratios and total returns.


        The following table was developed by determining which products offered by the Company have the lowest and highest total return.  Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return.  The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.


                                                          December 31                             Year Ended December 31
                                          -------------------------------------------   --------------------------------------------
                                                       Unit Fair Value                 Investment Expense Ratio     Total Return
Assets:                                                   Lowest to                      Income     Lowest to         Lowest to
                                             Units         Highest       Net Assets      Ratio*     Highest**        Highest***
                                          ------------ ---------------- -------------   --------- -------------- -------------------
Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
          2007                              2,043,530  10.01 to 14.66    $23,737,231       5.74%  0.95% to 1.55%   2.34% to 4.21%
          2006                              1,249,223   9.78 to 14.13    $14,116,225       5.12%  0.95% to 1.55%   1.98% to 3.89%
          2005                                994,761   9.59 to 13.52    $11,197,198       3.23%  0.95% to 1.55%   0.60% to 2.06%
          2004                                804,804   9.66 to 13.18     $9,269,544       1.45%  0.95% to 1.55%   -1.55% to 0.25%
          2003                                620,731   9.85 to 13.39     $8,015,449       1.18%  0.95% to 1.55%   -1.07% to 0.04%



    High Income Portfolio
          2007                                453,857  10.77 to 16.03     $6,821,157       6.36%  0.95% to 1.55%   -0.30% to 1.57%
          2006                                743,506  10.79 to 15.82    $11,094,651       8.79%  0.95% to 1.55%   7.97% to 9.93%
          2005                                554,283  10.04 to 14.42     $7,633,404      14.78%  0.95% to 1.55%   -0.11% to 1.35%
          2004                                506,702  10.68 to 14.13     $7,080,933       6.63%  0.95% to 1.55%   6.78% to 8.35%
          2003                                353,664  12.57 to 13.18     $4,641,549       6.54%  0.95% to 1.55%  24.18% to 25.56%

    Equity-Income Portfolio
          2007                                925,020  11.61 to 33.78    $20,839,681       1.82%  0.95% to 1.55%   -1.94% to 0.34%
          2006                                845,708  11.84 to 33.64    $21,533,997       3.18%  0.95% to 1.55%  16.10% to 18.78%
          2005                                766,252  11.61 to 28.39    $19,079,671       1.66%  0.95% to 1.55%   2.82% to 4.58%
          2004                                852,020  10.84 to 27.16    $21,298,544       1.50%  0.95% to 1.55%   8.32% to 10.18%
          2003                                809,226  10.45 to 24.73    $19,428,803      -1.03%  0.95% to 1.55%  26.63% to 28.80%

    Growth Portfolio
          2007                                759,562  11.88 to 30.74    $19,372,697       0.76%  0.95% to 1.55%  23.33% to 25.46%
          2006                                728,962   9.63 to 24.56    $16,227,378       0.40%  0.95% to 1.55%   3.77% to 5.54%
          2005                                907,879   9.28 to 23.24    $19,624,890       0.50%  0.95% to 1.55%   2.75% to 4.51%
          2004                              1,137,280   9.03 to 22.31    $24,015,824       0.26%  0.95% to 1.55%   0.42% to 2.15%
          2003                              1,173,818   8.97 to 21.92    $25,313,935       0.27%  0.95% to 1.55%  29.08% to 31.29%

    Overseas Portfolio
          2007                                721,812  14.31 to 26.41    $15,664,550       3.16%  0.95% to 1.55%  13.29% to 15.94%
          2006                                604,242  12.66 to 22.83    $11,507,143       0.64%  0.95% to 1.55%  14.03% to 16.67%
          2005                                399,144  11.33 to 19.61     $6,875,690       0.54%  0.95% to 1.55%  15.97% to 17.66%
          2004                                311,599  10.93 to 16.56     $4,904,688       1.03%  0.95% to 1.55%  10.62% to 12.24%
          2003                                249,161  11.55 to 14.91     $3,687,733       0.77%  0.95% to 1.55%  10.14% to 41.69%

    Mid Cap Portfolio
          2007                                642,489  13.92 to 24.06    $13,552,658       0.78%  0.95% to 1.55%  11.52% to 14.24%
          2006                                631,730  12.32 to 21.28    $11,741,995       0.31%  0.95% to 1.55%   8.70% to 11.35%
          2005                                631,853  16.20 to 19.30    $10,562,367       0.00%  0.95% to 1.55%  14.94% to 16.90%
          2004                                511,413  12.14 to 15.22     $7,353,232       0.00%  0.95% to 1.55%  21.39% to 23.48%
          2003                                418,199  11.59 to 12.33     $4,864,077       0.36%  0.95% to 1.55%  34.64% to 36.95%

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
          2007                                159,987  12.14 to 22.54     $3,373,611       6.03%  0.95% to 1.55%  12.43% to 14.08%
          2006                                197,867  10.76 to 19.79     $3,709,259       2.75%  0.95% to 1.55%   4.60% to 6.12%
          2005                                240,797  10.66 to 18.70     $4,256,029       2.86%  0.95% to 1.55%   1.33% to 2.80%
          2004                                316,683  10.52 to 18.23     $5,555,667       2.77%  0.95% to 1.55%   2.68% to 4.18%
          2003                                357,542  10.31 to 17.53     $6,119,650       3.69%  0.95% to 1.55%  15.28% to 16.67%

    Investment Grade Bond Portfolio
          2007                                525,382  10.28 to 18.37     $8,235,997       3.90%  0.95% to 1.55%   1.35% to 3.10%
          2006                                460,227  10.21 to 17.85     $7,301,026       3.98%  0.95% to 1.55%   2.05% to 3.17%
          2005                                470,274  11.20 to 17.35     $7,493,318       3.83%  0.95% to 1.55%   -0.17% to 0.93%
          2004                                488,769  10.21 to 17.20     $7,927,639       4.18%  0.95% to 1.55%   2.07% to 3.20%
          2003                                502,957  10.99 to 16.72     $8,132,050       5.76%  0.95% to 1.55%   2.81% to 3.95%

    Index 500 Portfolio
          2007                              2,132,365  11.50 to 32.78    $37,472,471       3.45%  0.95% to 1.55%   1.44% to 4.18%
          2006                              2,088,561  11.34 to 31.53    $38,168,761       1.51%  0.95% to 1.55%  11.39% to 14.35%
          2005                              1,636,538  10.17 to 27.63    $30,237,864       1.62%  0.95% to 1.55%   1.83% to 3.57%
          2004                              1,231,078  10.37 to 26.36    $27,086,408       1.21%  0.95% to 1.55%   7.45% to 9.30%
          2003                              1,015,223   9.65 to 24.51    $23,640,567       1.45%  0.95% to 1.55%  24.75% to 26.88%

    Contrafund Portfolio
          2007                              1,335,536  14.14 to 41.18    $36,545,523       0.84%  0.95% to 1.55%  14.22% to 16.19%
          2006                              1,436,539  12.30 to 35.52    $34,707,617       1.20%  0.95% to 1.55%   8.56% to 10.40%
          2005                              1,220,355  11.26 to 32.24    $29,711,825       0.24%  0.95% to 1.55%  13.61% to 15.55%
          2004                              1,026,069  11.38 to 27.94    $23,776,578       0.30%  0.95% to 1.55%  11.36% to 14.07%
          2003                                747,175  11.16 to 24.56    $17,597,218       0.45%  0.95% to 1.55%  24.85% to 26.99%

    Asset Manager: Growth Portfolio
          2007                                 93,962  12.47 to 23.29     $1,973,554       4.95%  0.95% to 1.55%  16.18% to 17.47%
          2006                                107,395  10.72 to 19.86     $1,982,332       2.62%  0.95% to 1.55%   4.55% to 5.73%
          2005                                138,323  10.25 to 18.82     $2,472,510       2.38%  0.95% to 1.55%   1.47% to 2.59%
          2004                                170,507  10.23 to 18.31     $3,010,311       2.32%  0.95% to 1.55%   3.48% to 4.63%
          2003                                187,114  10.04 to 17.59     $3,241,029       2.96%  0.95% to 1.55%  20.53% to 21.86%

    Balanced Portfolio
          2007                                374,539  11.73 to 16.83     $5,600,880       3.22%  0.95% to 1.55%   4.85% to 7.69%
          2006                                358,350  11.18 to 15.65     $5,186,380       1.81%  0.95% to 1.55%   7.50% to 10.49%
          2005                                316,126  10.40 to 14.21     $4,240,580       2.38%  0.95% to 1.55%   3.39% to 4.53%
          2004                                293,813   9.04 to 11.03     $3,892,889       1.94%  0.95% to 1.55%   1.67% to 9.11%
          2003                                437,160   8.28 to 10.59     $3,654,882       2.64%  0.95% to 1.55%  -26.60% to 16.30%

    Growth & Income Portfolio
          2007                                269,274  12.86 to 19.92     $4,995,965       1.79%  0.95% to 1.55%   9.19% to 10.79%
          2006                                319,002  11.73 to 18.02     $5,359,635       0.90%  0.95% to 1.55%  10.62% to 11.84%
          2005                                369,609  10.60 to 16.15     $5,679,533       1.52%  0.95% to 1.55%   5.23% to 6.39%
          2004                                431,209  10.38 to 22.85     $6,339,830       0.86%  0.95% to 1.55%   -0.97% to 4.52%
          2003                                285,527  10.04 to 23.07     $6,345,607       1.19%  0.95% to 1.55%  20.94% to 93.01%

    Growth Opportunities Portfolio
          2007                                200,489  13.35 to 15.13     $3,021,779       0.00%  0.95% to 1.55%  20.40% to 21.74%
          2006                                218,250  11.09 to 14.06     $2,714,338       0.72%  0.95% to 1.55%   2.95% to 4.11%
          2005                                264,400  10.76 to 11.98     $3,163,766       0.92%  0.95% to 1.55%    6.48%to 7.65%
          2004                                310,437  10.39 to 11.16     $3,460,027       0.53%  0.95% to 1.55%   4.72% to 5.88%
          2003                                331,283  10.02 to 10.56     $3,495,447       0.78%  0.95% to 1.55%  26.78% to 28.18%

    Value Strategies Portfolio
          2007                                 27,777  12.07 to 13.65       $370,267       2.22%  0.95% to 1.55%   2.93% to 4.44%
          2006                                 14,096  11.68 to 13.07       $180,357       0.32%  0.95% to 1.55%  13.70% to 14.85%
          2005                                 11,666  11.27 to 11.38       $131,147       0.00%  0.95% to 1.55%   0.33% to 0.58%
          2004                                    491  11.13 to 11.15         $5,477       0.00%  0.95% to 1.55%  11.33% to 11.51%

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
          2007                                205,108  11.30 to 16.96     $2,926,118       2.01%  0.95% to 1.55%   1.46% to 3.94%
          2006                                193,087  10.98 to 16.39     $2,721,274       3.25%  0.95% to 1.55%   7.21% to 8.57%
          2005                                169,557  10.22 to 15.17     $2,280,885       1.74%  0.95% to 1.55%   2.20% to 3.95%
          2004                                144,647  10.68 to 14.65     $1,956,955       1.52%  0.95% to 1.55%   6.90% to 8.74%
          2003                                127,057  10.48 to 13.54     $1,651,386       2.21%  0.95% to 1.55%  16.34% to 18.33%

    Capital Appreciation Fund
          2007                                382,826  17.83 to 26.51     $8,347,632       0.00%  0.95% to 1.55%  41.97% to 44.42%
          2006                                163,486  13.09 to 18.44     $2,790,968       0.00%  0.95% to 1.55%  14.12% to 16.07%
          2005                                147,338  11.47 to 15.96     $2,250,330       0.00%  0.95% to 1.55%  18.88% to 20.91%
          2004                                146,238   9.65 to 13.25     $1,874,949       0.00%  0.95% to 1.55%   4.76% to 6.56%
          2003                                154,400   9.11 to 12.50     $1,900,213       0.00%  0.95% to 1.55%  17.33% to 19.34%

    International Fund
          2007                              1,092,563  14.91 to 21.64    $20,396,600       0.58%  0.95% to 1.55%  14.13% to 16.80%
          2006                              1,202,610  12.99 to 18.66    $19,319,478       1.50%  0.95% to 1.55%  20.89% to 23.52%
          2005                              1,121,081  10.71 to 15.21    $14,670,145       0.79%  0.95% to 1.55%  10.16% to 12.04%
          2004                                574,030  11.02 to 13.67     $6,909,663       0.37%  0.95% to 1.55%  11.77% to 13.69%
          2003                                282,763   9.93 to 11.43     $3,152,421       0.61%  0.95% to 1.55%  21.11% to 23.19%

    Value Fund
          2007                              1,318,278  10.66 to 22.46    $20,368,762       1.55%  0.85% to 1.55%  -8.68% to -6.21%
          2006                              1,327,624  11.62 to 24.02    $22,186,291       1.19%  0.85% to 1.55%  14.24% to 17.37%
          2005                              1,073,252  10.13 to 20.53    $15,891,584       0.67%  0.95% to 1.55%   2.38% to 3.87%
          2004                                537,835  11.05 to 19.14     $8,507,010       1.33%  0.95% to 1.55%   8.88% to 13.09%
          2003                                318,778  10.89 to 17.58     $5,235,552      -4.32%  0.95% to 1.55%  25.76% to 27.59%

    Income and Growth Fund
          2007                                141,418  11.61 to 15.83     $1,998,046       1.81%  0.85% to 1.55%  -2.46% to -1.38%
          2006                                150,359  12.26 to 14.87     $2,183,446       1.67%  0.85% to 1.55%  14.06% to 15.71%
          2005                                156,040  10.17 to 12.88     $1,976,669       1.94%  0.95% to 1.55%   2.05% to 3.53%
          2004                                160,667  10.88 to 12.48     $1,982,945       1.38%  0.95% to 1.55%   9.90% to 11.51%
          2003                                149,200  10.07 to 11.21     $1,664,473       1.24%  0.95% to 1.55%  26.13% to 27.97%

    Inflation Protection Fund
          2007                                701,810  10.42 to 11.00     $7,601,435       4.70%  0.85% to 1.55%   6.52% to 8.47%
          2006                                422,129   9.79 to 10.14     $4,238,722       2.60%  0.85% to 1.55%   -0.50% to 0.80%
          2005                                  7,715   9.97 to 10.06        $77,284       2.94%  0.95% to 1.55%   0.29% to 0.56%

    Large Company Value Fund
          2007                                 67,480  11.42 to 12.13       $799,171       0.53%  0.85% to 1.55%  -3.99% to -2.28%
          2006                                 60,938  11.86 to 12.41       $743,780       0.01%  0.85% to 1.55%  17.41% to 18.64%
          2005                                 10,919  10.27 to 10.46       $113,823       3.51%  0.95% to 1.55%   3.45% to 4.59%

    Mid Cap Value Fund
          2007                                 30,139  11.39 to 12.46       $367,775       0.63%  0.85% to 1.55%  -4.56% to -3.35%
          2006                                 21,030  11.90 to 12.89       $267,706       0.79%  0.85% to 1.55%  17.91% to 19.02%
          2005                                  3,795  10.27 to 10.46        $40,885       1.09%  0.95% to 1.55%   7.22% to 8.27%

    Ultra Fund
          2007                                 55,104  11.01 to 11.55       $619,200       0.00%  0.85% to 1.55%  17.61% to 19.69%
          2006                                  7,722   9.34 to 9.70         $73,873       0.00%  0.85% to 1.55%  -4.89% to -4.27%
          2005                                 13,475  10.02 to 10.08       $135,615       0.00%  0.95% to 1.55%   0.21% to 0.81%

   MFS Variable Insurance Trust
    Research Series
          2007                                 97,472  12.51 to 14.23     $1,377,476       0.65%  0.95% to 1.40%   10.63% to 11.86
          2006                                133,728  11.30 to 12.72     $1,696,625       0.48%  0.95% to 1.40%    7.97% to 9.09
          2005                                163,438  10.46 to 11.67     $1,904,433       0.44%  0.95% to 1.40%   5.39% to 6.56%
          2004                                170,766  10.59 to 11.00     $1,871,359       1.03%  0.95% to 1.40%  13.22% to 14.47%
          2003                                201,579   9.36 to 9.60      $1,934,761       0.61%  0.95% to 1.40%  21.85% to 23.19%

    Emerging Growth Series
          2007                                206,672  12.96 to 14.61     $2,983,687       0.00%  0.95% to 1.40%  18.41% to 19.73%
          2006                                275,180  10.95 to 12.17     $3,331,261       0.00%  0.95% to 1.40%   5.49% to 6.55%
          2005                                321,093  10.38 to 11.55     $3,658,112       0.00%  0.95% to 1.40%   6.72% to 7.90%
          2004                                397,637   9.73 to 10.63     $4,209,271       0.00%  0.95% to 1.40%  10.43% to 11.65%
          2003                                442,493   8.81 to 9.54      $4,210,784       0.00%  0.95% to 1.40%  27.30% to 28.71%

    Investors Trust Series
          2007                                 66,818  12.46 to 13.74       $877,160       0.82%  0.95% to 1.40%   7.79% to 8.99%
          2006                                 83,070  11.55 to 14.49     $1,002,513       0.46%  0.95% to 1.40%  10.35% to 11.69%
          2005                                 90,789  10.46 to 11.29       $983,202       0.52%  0.95% to 1.40%   4.86% to 6.01%
          2004                                 97,695  10.21 to 10.65       $999,679       0.60%  0.95% to 1.40%   8.86% to 10.07%
          2003                                103,106   9.30 to 9.67        $960,505       0.61%  0.95% to 1.40%  19.37% to 20.68%

    New Discovery Series
          2007                                149,180  10.48 to 21.82     $2,897,525       0.00%  0.95% to 1.40%   -0.19% to 1.28%
          2006                                172,674  10.50 to 21.58     $3,301,036       0.00%  0.95% to 1.40%  10.67% to 11.81%
          2005                                198,635   9.65 to 19.33     $3,468,007       0.00%  0.95% to 1.40%   2.91% to 4.04%
          2004                                243,439   9.38 to 18.63     $4,112,196       0.00%  0.95% to 1.40%   4.05% to 5.20%
          2003                                230,657   9.06 to 17.74     $3,800,017       0.00%  0.95% to 1.40%  30.73% to 32.17%

   Lord Abbett Series Fund, Inc.
    Growth & Income Portfolio
          2007                                530,985  11.79 to 19.30     $8,648,953       1.30%  0.95% to 1.40%   0.97% to 2.45%
          2006                                498,240  11.31 to 18.93     $8,238,862       1.28%  0.95% to 1.40%  11.66% to 12.93%
          2005                                484,687  10.12 to 16.36     $7,029,244       0.97%  0.95% to 1.40%   1.16% to 2.27%
          2004                                463,256  11.00 to 16.06     $6,785,235       0.91%  0.95% to 1.40%  10.36% to 11.59%
          2003                                338,512  10.42 to 14.47     $4,795,295       0.65%  0.95% to 1.40%  29.12% to 30.55%

    Mid-Cap Value Portfolio
          2007                              1,028,146  10.78 to 25.79    $18,972,002       0.44%  0.95% to 1.40%  -2.65% to -0.38%
          2006                              1,081,769  11.10 to 26.00    $20,205,528       0.62%  0.95% to 1.40%   8.76% to 11.19%
          2005                                990,923  10.18 to 23.50    $17,624,110       0.50%  0.95% to 1.40%   5.40% to 7.20%
          2004                                701,769  11.92 to 21.78    $12,518,427       0.35%  0.95% to 1.40%  19.95% to 22.56%
          2003                                367,886  11.15 to 18.00     $6,333,734       1.61%  0.95% to 1.40%  22.18% to 24.28%

   Lord Abbett Series Fund, Inc.
    International Portfolio
          2007                                868,676  14.22 to 26.86    $18,245,167       1.07%  0.95% to 1.40%   1.42% to 3.74%
          2006                                604,646  13.98 to 25.76    $11,995,450       0.65%  0.95% to 1.40%  25.76% to 27.87%
          2005                                132,106  11.00 to 18.01     $1,794,133       0.00%  0.95% to 1.40%  23.33% to 25.44%
          2004                                 64,960   8.95 to 14.36       $667,361       0.15%  0.95% to 1.40%  17.54% to 20.77%
          2003                                 38,428   7.41 to 12.02       $312,400       1.71%  0.95% to 1.40%  38.96% to 41.34%

   Alger American Fund
    Growth Portfolio
          2007                              1,377,460   8.75 to 17.38    $16,684,566       0.35%  0.95% to 1.40%  16.09% to 18.81%
          2006                              1,266,890   7.40 to 14.97    $13,115,819       0.11%  0.95% to 1.40%   1.90% to 4.17%
          2005                                858,105   7.13 to 14.47     $8,175,898       0.21%  0.95% to 1.40%   9.39% to 10.98%
          2004                                433,510   6.63 to 13.13     $3,435,637       0.00%  0.95% to 1.40%   2.99% to 6.81%
          2003                                290,474   6.21 to 9.31      $1,959,549       0.00%  0.95% to 1.40%  32.42% to 33.88%

    MidCap Growth Portfolio
          2007                                743,382  13.76 to 23.26    $11,743,356       4.66%  0.95% to 1.40%  27.33% to 30.31%
          2006                                635,555  10.63 to 17.97     $7,711,018       0.00%  0.95% to 1.40%   6.74% to 9.08%
          2005                                533,733   9.78 to 16.59     $5,892,219       0.00%  0.95% to 1.40%   7.23% to 8.79%
          2004                                425,748   9.09 to 15.36     $4,209,562       0.00%  0.95% to 1.40%  10.36% to 12.10%
          2003                                354,611   8.11 to 10.66     $2,972,166       0.00%  0.95% to 1.40%  44.80% to 46.40%

   Alger American Fund (continued)
    Leveraged AllCap Portfolio
          2007                                674,353  10.04 to 22.28     $8,498,018       0.00%  0.95% to 1.40%  30.35% to 32.27%
          2006                                442,733   7.62 to 17.01     $4,039,989       0.00%  0.95% to 1.40%  16.48% to 18.18%
          2005                                450,044   6.48 to 11.64     $3,306,488       0.00%  0.95% to 1.40%  11.74% to 13.37%
          2004                                423,655   5.75 to 10.24     $2,713,011       0.00%  0.95% to 1.40%   5.62% to 7.16%
          2003                                491,299   5.39 to 9.15      $2,811,775       0.00%  0.95% to 1.40%  31.53% to 33.45%

    Small Capitalization Portfolio
          2007                                340,860  10.22 to 24.74     $4,424,080       0.00%  0.85% to 1.45%  14.16% to 16.13%
          2006                                362,386   8.84 to 21.19     $4,086,459       0.00%  0.85% to 1.45%  16.94% to 18.87%
          2005                                318,223   7.47 to 14.20     $2,904,163       0.00%  0.95% to 1.40%  13.83% to 15.78%
          2004                                248,749   6.51 to 12.26     $1,934,269       0.00%  0.95% to 1.40%  13.51% to 15.42%
          2003                                217,497   5.64 to 10.62     $1,410,934       0.00%  0.95% to 1.40%  38.63% to 41.00%

   Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio
          2006                                 35,627   9.09 to 9.73        $338,904       0.00%  0.95% to 1.40%  -1.29% to -0.10%
          2005                                 24,213   9.27 to 9.74        $232,495       0.00%  0.95% to 1.40%  -11.09 to -10.02%
          2004                                 30,956  10.48 to 10.83       $332,424       0.00%  0.95% to 1.40%   8.10% to 9.41%
          2003                                  6,583   9.73 to 9.90         $65,030       2.42%  0.95% to 1.40%  36.75% to 38.26%

    Social Mid Cap Growth Portfolio
          2007                                 58,720  11.13 to 12.70       $713,931       0.00%  0.95% to 1.40%   7.54% to 9.12%
          2006                                 22,996  10.31 to 11.64       $255,320       0.00%  0.95% to 1.40%   4.56% to 5.91%
          2005                                 11,837   9.84 to 10.99       $123,445       0.00%  0.95% to 1.40%  -1.71% to -0.53%
          2004                                  5,460  10.70 to 11.05        $59,589       0.00%  0.95% to 1.40%   7.00% to 8.30%
          2003                                    544  10.02 to 10.20         $5,524       0.00%  0.95% to 1.40%  29.01% to 30.43%

    Social Equity Portfolio
          2007                                 46,530  12.09 to 13.55       $600,055       0.00%  0.95% to 1.40%   7.37% to 8.94%
          2006                                 40,666  11.22 to 12.44       $483,891       0.00%  0.95% to 1.40%   7.88% to 9.03%
          2005                                 23,375  10.40 to 11.41       $247,884       0.09%  0.95% to 1.40%   2.94% to 3.56%
          2004                                  5,295  10.84 to 11.02        $57,708       0.13%  0.95% to 1.40%   5.51% to 6.14%
          2003                                    521  10.34 to 10.38         $5,406       0.04%  0.95% to 1.40%  20.72% to 21.02%

   AIM Variable Insurance Funds
    Technology Fund
          2007                                 85,547  10.61 to 11.97       $961,984       0.00%  0.95% to 1.40%   5.14% to 6.68%
          2006                                 26,981  10.09 to 11.34       $289,421       0.00%  0.95% to 1.40%   8.23% to 9.42%
          2005                                 14,406   9.48 to 10.33       $139,987       0.00%  0.95% to 1.40%   0.11% to 1.21%
          2004                                 17,918   9.47 to 9.99        $172,341       0.00%  0.95% to 1.40%   2.50% to 3.64%
          2003                                  7,213   9.24 to 9.41         $67,333       0.00%  0.95% to 1.40%  42.35% to 43.92%

    Utilities Fund
          2007                                303,759  16.20 to 24.30     $6,135,773       2.07%  0.95% to 1.40%  17.65% to 19.50%
          2006                                252,748  13.70 to 20.23     $4,339,663       3.79%  0.95% to 1.40%  22.49% to 24.24%
          2005                                218,949  11.14 to 16.60     $2,971,253       3.38%  0.95% to 1.40%  14.47% to 15.73%
          2004                                 57,462  11.80 to 12.16       $693,638       3.36%  0.95% to 1.40%  21.04% to 22.39%
          2003                                 20,520   9.83 to 9.93        $202,674       1.85%  0.95% to 1.40%  15.67% to 16.36%

    Financial Services Fund
          2007                                 95,694   9.25 to 11.78     $1,001,234       2.04%  0.95% to 1.40% -24.34% to -22.96%
          2006                                 84,044  12.14 to 14.34     $1,147,269       1.80%  0.95% to 1.40%  13.30% to 15.37%
          2005                                 60,203  10.63 to 12.43       $723,185       1.43%  0.95% to 1.40%   3.40% to 4.91%
          2004                                 55,098  10.32 to 11.85       $633,789       0.80%  0.95% to 1.40%   6.09% to 7.65%
          2003                                 46,512  10.68 to 11.01       $500,730       0.52%  0.95% to 1.40%  26.95% to 28.36%

    Global Health Care Fund
          2007                                124,466  12.05 to 13.25     $1,609,472       0.00%  0.95% to 1.40%   9.19% to 10.79%
          2006                                291,241  11.04 to 13.63     $3,414,611       0.00%  0.95% to 1.40%   2.79% to 4.22%
          2005                                197,687  10.74 to 13.17     $2,239,972       0.00%  0.95% to 1.40%   5.59% to 7.13%
          2004                                 88,390  10.14 to 10.85       $946,167       0.00%  0.95% to 1.40%   5.01% to 6.55%
          2003                                 51,706   9.75 to 10.24       $524,042       0.00%  0.95% to 1.40%  25.19% to 26.58%

   AIM Variable Insurance Funds (continued)
    Basic Value Fund
          2007                                 24,577  10.25 to 10.53       $258,682       0.69%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Global Real Estate Fund
          2007                                 27,052  11.54 to 11.89       $317,227      12.65%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    International Growth Fund
          2007                                 48,217  12.09 to 12.43       $594,141       0.67%  0.85% to 1.45%  12.00% to 12.68%
          2006                                  9,134  10.99 to 11.03       $100,464       1.76%  0.85% to 1.45%   9.90% to 10.30%

    Mid Cap Core Equity Fund
          2007                                 21,260  10.93 to 11.20       $235,811       0.10%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

   LEVCO Series Trust
    Equity Value Fund
          2005                                    206       11.19             $2,307       0.09%  0.85% to 1.45%        6.98%
          2004                                    207       10.46             $2,169       1.65%  0.85% to 1.45%       12.15%
          2003                                    208       9.35              $1,944       1.79%  0.95% to 1.55%       25.54%

   J.P. Morgan Series Trust II
    Bond Portfolio
          2007                                598,326   9.87 to 11.86     $6,732,587       7.16%  0.95% to 1.40%   -1.14% to 0.36%
          2006                                563,408  10.14 to 11.81     $6,330,747       3.64%  0.95% to 1.40%   1.59% to 3.14%
          2005                                352,160   9.97 to 11.45     $3,847,233       2.71%  0.95% to 1.40%   0.38% to 1.84%
          2004                                140,047  10.22 to 11.25     $1,543,797       2.43%  0.95% to 1.40%   1.81% to 3.30%
          2003                                 30,003  10.68 to 10.89       $325,639       0.41%  0.95% to 1.40%   1.61% to 2.74%

    Small Company Portfolio
          2007                                 91,537  10.39 to 17.47     $1,210,599       0.01%  0.95% to 1.40%  -8.70% to -6.57%
          2006                                 93,749  11.38 to 19.13     $1,364,533       0.00%  0.95% to 1.40%  11.21% to 13.89%
          2005                                 81,286  10.21 to 13.25     $1,046,207       0.00%  0.95% to 1.40%   0.72% to 2.44%
          2004                                 61,538  12.36 to 16.62       $782,569       0.00%  0.95% to 1.40%  23.84% to 25.96%
          2003                                  6,850   9.83 to 10.27        $70,024       0.00%  0.95% to 1.40%  32.43% to 34.69%

   Rydex Variable Trust
    Nova Fund
          2007                                135,619  11.92 to 17.59     $1,777,904       2.04%  0.95% to 1.40%   -1.29% to 0.16%
          2006                                 51,136  12.03 to 17.47       $668,932       1.49%  0.95% to 1.40%  16.88% to 18.17%
          2005                                 33,937  10.29 to 11.23       $378,434       0.29%  0.95% to 1.40%   1.86% to 2.99%
          2004                                 29,486  10.59 to 10.90       $320,069       0.06%  0.95% to 1.40%  12.29% to 13.54%
          2003                                 18,786   9.50 to 9.60        $180,338       0.00%  0.95% to 1.40%  37.05% to 37.88%

    OTC Fund
          2007                                 15,565  12.65 to 14.55       $217,537       0.09%  0.95% to 1.40%  15.01% to 16.70%
          2006                                  9,955  10.96 to 12.47       $121,670       0.00%  0.95% to 1.40%   3.59% to 4.79%
          2005                                 28,678  10.57 to 11.90       $330,607       0.00%  0.95% to 1.40%   -0.93% to 0.23%
          2004                                 18,438  10.67 to 11.88       $214,797       0.00%  0.95% to 1.40%   -2.18% to 8.31%
          2003                                  5,611  10.81 to 10.97        $61,229       0.00%  0.95% to 1.40%  42.83% to 44.04%

    U.S. Government Money Market Fund
          2007                                145,770   9.33 to 10.48     $1,483,977       8.83%  0.85% to 1.45%   0.76% to 2.85%
          2006                                165,366   9.26 to 10.19     $1,658,965       3.57%  0.85% to 1.45%   1.79% to 2.83%
          2005                                 31,496   9.51 to 9.91        $302,179       3.89%  0.95% to 1.40%   -0.05% to 1.05%
          2004                                 26,378   9.52 to 9.80        $253,699       0.01%  0.95% to 1.40%  -1.80% to -0.71%
          2003                              1,003,060   9.69 to 9.88      $9,803,585       0.00%  0.95% to 1.40%  -0.93% to -2.02%

   Rydex Variable Trust (continued)
    Inverse S&P 500 Fund
          2007                                182,056   5.76 to 8.73      $1,246,814       4.93%  0.95% to 1.40%  -1.38% to -0.13%
          2006                                157,517   5.84 to 8.12      $1,084,903       9.69%  0.95% to 1.40%  -9.21% to -8.38%
          2005                                 82,799   6.57 to 8.91        $625,625       0.00%  0.95% to 1.40%  -2.29% to -1.71%
          2004                                 21,808   7.65 to 9.10        $168,312       0.00%  0.95% to 1.40% -11.59% to -11.06%
          2003                                  4,840   8.66 to 8.74         $42,136       0.00%  0.95% to 1.40% -24.75% to -24.37%

    Inverse OTC Fund
          2007                                238,017   4.42 to 7.89      $1,214,853       3.21%  0.95% to 1.40% -13.22% to -12.13%
          2006                                208,961   5.09 to 9.07      $1,218,459       7.25%  0.95% to 1.40%  -3.26% to -2.48%
          2005                                155,500   5.37 to 6.04        $930,436       0.00%  0.95% to 1.40%   -0.28% to 0.32%
          2004                                 83,506   5.92 to 6.02        $498,864       0.00%  0.95% to 1.40% -13.19% to -12.67%
          2003                                  4,752   6.83 to 6.89         $32,595       0.19%  0.95% to 1.40% -38.27% to -37.96%

    Inverse Government Long Bond Fund
          2007                                 76,040   8.15 to 9.40        $644,345       5.18%  0.95% to 1.40%  -6.46% to -5.42%
          2006                                 61,292   8.46 to 10.05       $551,726       4.20%  0.95% to 1.40%   4.44% to 7.13%
          2005                                 58,952   8.10 to 9.48        $493,205       0.00%  0.95% to 1.40%  -8.35% to -6.13%
          2004                                 40,064   8.83 to 8.97        $358,892       1.19%  0.95% to 1.40% -11.67% to -10.25%

    Sector Rotation Fund
          2007                                136,715  14.59 to 17.13     $2,303,664       0.00%  0.95% to 1.40%  20.06% to 21.58%
          2006                                140,146  12.12 to 14.09     $1,947,239       0.00%  0.95% to 1.40%   9.50% to 10.34%
          2005                                 11,086  12.63 to 12.77       $140,761       0.00%  0.95% to 1.40%  12.08% to 12.64%
          2004                                  2,592  11.30 to 11.34        $29,334       0.00%  0.95% to 1.40%  13.02% to 13.39%

    Government Long Bond Advantage
          2007                                 15,471  10.61 to 11.11       $166,732       7.61%  0.95% to 1.40%   7.59% to 8.73%
          2006                                  3,918   9.86 to 10.22        $39,663       2.87%  0.95% to 1.40%  -6.45% to -4.04%
          2005                                  3,858  10.54 to 10.65        $40,972       2.72%  0.95% to 1.40%   5.37% to 6.52%

    Dynamic Dow Fund
          2007                                  7,487  12.13 to 12.45        $92,271       0.00%  0.85% to 1.45%   6.11% to 6.44%
          2006                                 10,619  11.56 to 11.65       $123,294       0.15%  0.85% to 1.45%  15.60% to 16.50%

    Dynamic OTC Fund
          2007                                  4,920  12.56 to 12.83        $62,621       0.00%  0.85% to 1.45%  24.95% to 26.16%
          2006                                 11,676  10.05 to 10.13       $117,882       0.08%  0.85% to 1.45%   0.50% to 1.30%

    Dynamic S&P 500 Fund
          2007                                  7,343  10.98 to 11.26        $81,498       0.00%  0.85% to 1.45%  -2.31% to -0.88%
          2006                                  1,654  11.24 to 11.32        $18,607       1.80%  0.85% to 1.45%  12.40% to 13.20%

    Inverse Dynamic Dow Fund
          2007                                200,044   7.49 to 7.67      $1,499,992       0.00%  0.85% to 1.45% -11.67% to -10.40%
          2006                                449,359   8.48 to 8.56      $3,811,981       2.95%  0.85% to 1.45% -15.20% to -14.40%

   ProFunds VP
    Access VP High Yield Fund
          2007                                132,117  10.23 to 10.36     $1,359,264       8.34%  0.85% to 1.45%        2.32%
          2006                                 33,761  10.06 to 10.11       $340,470       2.16%  0.85% to 1.45%   0.60% to 1.10%

    Asia 30
          2007                                150,329  16.24 to 16.74     $2,480,188       0.10%  0.85% to 1.45%  43.14% to 45.83%
          2006                                 50,295  11.34 to 11.48       $576,421       0.01%  0.85% to 1.45%  13.40% to 14.80%

    Banks
          2007                                    874       7.55              $6,601       5.26%  0.85% to 1.45%       -33.71%
          2006                                    537       10.68             $5,728       0.01%  0.85% to 1.45%        6.80%

   ProFunds VP (continued)
    Basic Materials
          2007                                 43,055  12.44 to 12.80       $539,535       0.12%  0.85% to 1.45%  28.17% to 28.69%
          2006                                  2,610   9.89 to 9.92         $25,826       0.00%  0.85% to 1.45%  -1.10% to -0.80%

    Bear
          2007                                  6,311   9.14 to 9.30         $58,119       4.20%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Biotechnology
          2007                                  3,534   9.76 to 9.98         $34,638       0.00%  0.85% to 1.45%  -3.80% to -3.65%
          2006                                    138  10.15 to 10.16         $1,405       0.00%  0.85% to 1.45%   1.50% to 1.60%

    Bull
          2007                                 18,861  10.80 to 10.86       $204,524       0.14%  0.85% to 1.45%   0.83% to 0.98%
          2006                                 39,957  10.71 to 10.79       $429,651       0.00%  0.85% to 1.45%   7.10% to 7.90%

    Consumer Goods
          2007                                    706  11.44 to 11.51         $8,087       0.59%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Consumer Services
          2007                                    317   9.58 to 9.60          $3,046       0.00%  0.85% to 1.45% -10.70% to -10.57%
          2006                                    132  10.73 to 10.74         $1,405       0.00%  0.85% to 1.45%   7.30% to 7.40%

    Dow 30
          2007                                  1,191       12.41            $14,782       0.07%  0.85% to 1.45%       10.41%
          2006                                  7,995  11.21 to 11.27        $89,881       0.00%  0.85% to 1.45%  12.10% to 12.70%

    Emerging Markets
          2007                                118,105       10.08         $1,190,766       0.00%  0.85% to 1.45%         N/A

    Europe 30
          2007                                 10,092  11.42 to 11.75       $116,830       7.48%  0.85% to 1.45%  11.01% to 12.81%
          2006                                  7,425  10.30 to 10.41        $77,028       0.04%  0.85% to 1.45%   3.00% to 4.10%

    Falling U.S. Dollar
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Financials
          2007                                 65,277   8.54 to 8.71        $559,738       1.82%  0.85% to 1.45%       -21.32%
          2006                                  6,933  10.91 to 11.00        $75,657       0.00%  0.85% to 1.45%   9.10% to 10.00%

    Health Care
          2007                                100,227  10.91 to 11.24     $1,103,880       0.00%  0.85% to 1.45%        3.67%
          2006                                  7,016  10.63 to 10.69        $74,635       0.00%  0.85% to 1.45%   6.30% to 6.90%

    Industrials
          2007                                  3,516  10.77 to 11.08        $38,054       0.00%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    International
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Internet
          2007                                 17,586  10.58 to 10.89       $186,420       1.62%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Japan
          2007                                 20,635   9.11 to 9.16        $188,086      20.73%  0.85% to 1.45% -11.81% to -11.50%
          2006                                 15,982  10.25 to 10.36       $165,495       0.00%  0.85% to 1.45%   2.50% to 3.60%

    Large-Cap Growth
          2007                                 46,285  10.90 to 11.21       $514,296       0.00%  0.85% to 1.45%        4.88%
          2006                                  2,895       10.62            $30,738       0.00%  0.85% to 1.45%        6.20%

   ProFunds VP (continued)
    Large-Cap Value
          2007                                  8,203  10.66 to 10.75        $87,644       0.43%  0.85% to 1.45%  -1.80% to -1.40%
          2006                                 26,930  10.81 to 10.91       $292,871       0.00%  0.85% to 1.45%   8.10% to 9.10%

    Mid-Cap
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Mid-Cap Growth
          2007                                 71,363  10.38 to 10.71       $752,104       0.00%  0.85% to 1.45%   9.36% to 9.52%
          2006                                  2,318   9.67 to 9.68         $22,439       0.00%  0.85% to 1.45%  -3.30% to -3.20%

    Mid-Cap Value
          2007                                 24,955   9.73 to 10.01       $247,603       1.86%  0.85% to 1.45%  -2.18% to -1.04%
          2006                                  3,903   9.96 to 10.04        $39,179       0.04%  0.85% to 1.45%   -0.40% to 0.40%

    Money Market
          2007                              1,181,204  10.03 to 10.42    $12,092,204       6.23%  0.85% to 1.45%   0.17% to 2.31%
          2006                                 99,346  10.03 to 10.17     $1,002,360       3.25%  0.85% to 1.45%   0.30% to 1.70%

    Oil & Gas
          2007                                167,537  13.13 to 13.50     $2,224,050       0.00%  0.85% to 1.45%  28.93% to 29.97%
          2006                                  5,479  10.28 to 10.33        $56,387       0.00%  0.85% to 1.45%   2.80% to 3.30%

    NASDAQ-100
          2007                                 13,106  11.55 to 11.85       $151,767       0.00%  0.85% to 1.45%       15.34%
          2006                                  5,715  10.16 to 10.21        $58,096       0.00%  0.85% to 1.45%   1.60% to 2.10%

    Pharmaceuticals
          2007                                  1,287  10.92 to 10.95        $14,064       2.96%  0.85% to 1.45%        0.38%
          2006                                    223       10.91             $2,437       0.01%  0.85% to 1.45%        9.10%

    Precious Metals
          2007                                 92,297  10.18 to 10.44       $953,254       1.84%  0.85% to 1.45%  19.24% to 20.14%
          2006                                  6,556   8.60 to 8.64         $56,464       0.00%  0.85% to 1.45% -14.00% to -13.60%

    Real Estate
          2007                                 15,376   9.21 to 9.42        $142,186       1.79%  0.85% to 1.45%  -21.81 to -21.13%
          2006                                 11,739  11.87 to 11.95       $139,592       1.09%  0.85% to 1.45%   18.70 to 19.50%

    Rising Rates Opportunity
          2007                                  7,056   8.41 to 8.65         $60,495      64.55%  0.85% to 1.45%  -7.04% to -6.66%
          2006                                  2,270   9.25 to 9.27         $20,989       0.03%  0.85% to 1.45%  -7.50% to -7.30%

    Semiconductor
          2007                                    172       9.48              $1,633       0.00%  0.85% to 1.45%        4.81%
          2006                                  4,950   9.02 to 9.06         $44,681       0.00%  0.85% to 1.45%  -9.80% to -9.40%

    Short Dow 30
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Short Emerging Markets
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Short International
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Short Mid-Cap
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Short NASDAQ-100
          2007                                 18,685   8.45 to 8.62        $160,943       3.48%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Short Small-Cap
          2007                                    764       9.90              $7,560       4.16%  0.85% to 1.45%        1.78%
          2006                                  5,483   9.73 to 9.80         $53,546       0.00%  0.85% to 1.45%  -2.70% to -2.00%

   ProFunds VP (continued)
    Small-Cap
          2007                                  3,000   9.53 to 9.71         $28,846       0.12%  0.85% to 1.45%  -4.79% to -4.16%
          2006                                 85,977   9.97 to 10.07       $861,558       0.00%  0.85% to 1.45%   -0.30% to 0.70%

    Small-Cap Growth
          2007                                 14,157   9.77 to 10.01       $140,143       0.00%  0.85% to 1.45%       -1.83%
          2006                                    359       9.73              $3,498       0.00%  0.85% to 1.45%       -2.70%

    Small-Cap Value
          2007                                  6,005   9.08 to 9.29         $55,558       0.00%  0.85% to 1.45%  -10.12% to -9.02%
          2006                                 10,525  10.12 to 10.20       $107,255       0.00%  0.85% to 1.45%   1.20% to 2.00%

    Technology
          2007                                 74,806  11.39 to 11.72       $856,280       0.00%  0.85% to 1.45%  11.29% to 12.26%
          2006                                  6,585  10.29 to 10.38        $67,807       0.00%  0.85% to 1.45%   2.90% to 3.80%

    Telecommunications
          2007                                  3,528  12.35 to 12.57        $44,174       0.81%  0.85% to 1.45%  12.35% to 12.57%
          2006                                  4,786  11.76 to 11.86        $56,344       0.01%  0.85% to 1.45%  17.60% to 18.60%

    U.S. Government Plus
          2007                                  5,126  11.82 to 11.90        $60,715       2.74%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    UltraBull
          2007                                 26,414  11.04 to 11.28       $293,661       0.79%  0.85% to 1.45%  -1.60% to -0.71%
          2006                                 12,179  11.25 to 11.31       $137,179       0.00%  0.85% to 1.45%  12.50% to 13.10%

    UltraMid-Cap
          2007                                 30,158   9.65 to 9.93        $295,434       2.52%  0.85% to 1.45%   2.82% to 4.12%
          2006                                 95,330   9.36 to 9.47        $897,937       0.00%  0.85% to 1.45%  -6.40% to -5.30%

    UltraNASDAQ-100
          2007                                173,463  12.46 to 12.87     $2,200,943       0.00%  0.85% to 1.45%       25.74%
          2006                                  1,805       10.10            $18,224       0.00%  0.85% to 1.45%        1.00%

    UltraShort Dow30
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    UltraShort NASDAQ-100
          2007                                    833       9.80              $8,165       0.00%  0.85% to 1.45%         N/A

    UltraSmall-Cap
          2007                                 35,465   8.36 to 8.57        $299,996       0.47%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Utilities
          2007                                 11,379  13.13 to 13.51       $150,868       0.47%  0.85% to 1.45%  12.53% to 13.61%
          2006                                 46,487  11.72 to 11.82       $545,070       0.00%  0.85% to 1.45%  17.20% to 18.20%

   Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund
          2007                                528,838  13.80 to 48.54    $20,156,629       0.10%  0.85% to 1.45%  40.76% to 43.98%
          2006                                394,139   9.86 to 33.95    $11,138,867       0.06%  0.85% to 1.45%  -1.40% to 23.33%
          2005                                277,847  13.55 to 27.72     $6,443,636       0.16%  0.95% to 1.40%  48.61% to 50.24%
          2004                                 99,218  12.45 to 16.61     $1,586,192       0.22%  0.95% to 1.40%  21.46% to 22.80%
          2003                                 28,092  11.00 to 13.52       $367,790       0.11%  0.95% to 1.40%  42.14% to 43.71%

    Worldwide Emerging Markets Fund
          2007                                238,513  22.03 to 46.28     $8,978,925       0.39%  0.95% to 1.40%  33.06% to 36.31%
          2006                                273,734  16.34 to 34.19     $7,680,258       0.37%  0.95% to 1.40%  36.22% to 38.20%
          2005                                 89,776  11.95 to 24.92     $1,851,439       0.42%  0.95% to 1.40%  29.33% to 30.75%
          2004                                 35,114  12.10 to 16.04       $556,621       0.19%  0.95% to 1.40%  23.33% to 24.70%
          2003                                  6,647  12.71 to 12.86        $85,231       0.83%  0.95% to 1.40%  51.07% to 52.73%

   Van Eck Worldwide Insurance Trust
    (continued)
    Worldwide Bond Fund
          2007                                 34,174  10.83 to 14.72       $474,634       4.86%  0.95% to 1.40%   7.47% to 8.67%
          2006                                 28,977  10.07 to 13.55       $362,344       6.62%  0.95% to 1.40%   4.35% to 5.53%
          2005                                 21,599   9.67 to 12.84       $269,269       5.99%  0.95% to 1.40%  -4.99% to -3.95%
          2004                                 16,272  10.78 to 13.37       $215,311       3.08%  0.95% to 1.40%   6.93% to 8.12%
          2003                                  3,943  12.20 to 12.37        $48,670       0.00%  0.95% to 1.40%  15.77% to 17.05%

    Worldwide Real Estate Fund
          2007                                183,261  11.44 to 28.65     $3,480,080       0.99%  0.95% to 1.40%  -2.45% to -0.07%
          2006                                125,028  11.50 to 28.67     $2,673,648       1.14%  0.95% to 1.40%  28.15% to 29.68%
          2005                                 87,065  12.01 to 22.11     $1,822,059       2.00%  0.95% to 1.40%  18.56% to 19.87%
          2004                                 72,114  12.65 to 18.44     $1,317,507       0.41%  0.95% to 1.40%  33.44% to 34.92%
          2003                                 11,826  13.50 to 13.67       $161,110       0.00%  0.95% to 1.40%  31.77% to 33.23%

   Janus Aspen Series
    Growth and Income Portfolio
          2007                                 40,934  12.44 to 17.12       $672,799       0.00%  0.95% to 1.40%   6.16% to 7.72%
          2006                                 32,765  11.67 to 15.90       $501,607       2.07%  0.95% to 1.40%   5.90% to 7.07%
          2005                                 19,694  11.02 to 14.85       $287,883       0.71%  0.95% to 1.40%  10.06% to 11.27%
          2004                                 12,798  10.88 to 13.35       $169,492       0.90%  0.95% to 1.40%   9.66% to 10.88%
          2003                                  2,291  11.96 to 12.03        $27,500       0.52%  0.95% to 1.40%  19.57% to 20.36%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
          2007                              2,778,423  10.46 to 11.84    $31,782,014       5.12%  0.85% to 1.45%   4.88% to 7.71%
          2006                              2,349,280   9.97 to 10.99    $25,087,201       4.46%  0.85% to 1.45%   0.20% to 2.90%
          2005                              1,423,526   9.93 to 10.68    $14,845,904       3.60%  0.95% to 1.40%   0.02% to 1.48%
          2004                                536,842  10.27 to 10.53     $5,595,939       1.90%  0.95% to 1.40%   2.39% to 3.89%
          2003                                116,643  10.06 to 10.13     $1,179,472       3.59%  0.95% to 1.40%   0.58% to 1.32%

    Low Duration Portfolio
          2007                                119,635   9.77 to 11.05     $1,283,734       4.81%  0.85% to 1.45%   3.54% to 6.34%
          2006                                 74,616   9.43 to 10.39       $758,175       3.83%  0.85% to 1.45%   0.32% to 2.97%
          2005                                 74,785   9.40 to 10.09       $743,875       2.85%  0.95% to 1.40%   -1.03% to 0.06%
          2004                                 57,054   9.90 to 10.09       $569,018       1.79%  0.95% to 1.40%   -0.22% to 0.88%
          2003                                 12,373   9.92 to 10.00       $123,317       0.67%  0.95% to 1.40%  19.57% to 20.36%

    High Yield Portfolio
          2007                                510,428  10.43 to 13.51     $6,565,689       7.48%  0.85% to 1.45%   0.07% to 2.52%
          2006                                370,875  10.72 to 13.18     $4,747,553       6.64%  0.85% to 1.45%   5.51% to 8.03%
          2005                                235,670  10.10 to 12.20     $2,811,545       6.20%  0.95% to 1.40%   0.69% to 3.13%
          2004                                268,133  10.76 to 11.83     $3,124,701       5.13%  0.95% to 1.40%   5.18% to 8.50%
          2003                                214,024  10.82 to 10.90     $2,328,621       1.93%  0.95% to 1.40%   8.22% to 9.01%

    Real Return Portfolio
          2007                                288,934  10.78 to 12.53     $3,493,905       4.69%  0.85% to 1.45%   6.97% to 9.58%
          2006                                245,471   9.94 to 11.44     $2,744,513       4.11%  0.85% to 1.45%  -2.60% to -0.26%
          2005                                214,050  10.07 to 11.47     $2,409,086       2.77%  0.95% to 1.40%   0.02% to 1.13%
          2004                                121,145  10.59 to 11.34     $1,362,695       1.20%  0.95% to 1.40%   6.70% to 7.88%
          2003                                 35,875  10.46 to 10.50       $375,938       2.62%  0.95% to 1.40%   4.32% to 5.09%

    All Asset Portfolio
          2007                                    931       11.48            $10,693       7.45%  0.85% to 1.45%         N/A

   Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund
          2007                                369,447   8.15 to 9.83      $3,526,618       1.06%  0.85% to 1.45% -19.17% to -17.28%
          2006                                260,126   9.90 to 11.88     $3,021,598       1.29%  0.85% to 1.45%   8.75% to 11.13%
          2005                                125,686  10.07 to 10.69     $1,330,567       0.45%  0.95% to 1.40%   4.00% to 6.86%

    Growth and Income Fund
          2007                                 45,450  12.04 to 12.69       $571,961       1.94%  0.95% to 1.40%   -0.53% to 0.53%
          2006                                 41,128  12.10 to 12.63       $516,031       1.88%  0.95% to 1.40%  20.16% to 21.56%
          2005                                 20,851  10.07 to 10.39       $216,287       1.78%  0.95% to 1.40%   3.57% to 3.93%

    Mid Cap Value Fund
          2007                                160,330  12.47 to 13.34     $2,104,830       1.22%  0.95% to 1.40%   0.74% to 2.22%
          2006                                 52,003  12.33 to 13.06       $670,680       1.39%  0.95% to 1.40%  13.85% to 15.17%
          2005                                 18,194  10.83 to 11.31       $202,882       0.71%  0.95% to 1.40%  12.46% to 13.40%

   Nueberger Berman Advisors Management Trust
    Fasciano Portfolio
          2007                                 20,560  10.46 to 10.70       $217,365       0.00%  0.95% to 1.40%  -1.19% to -0.44%
          2006                                 20,730  10.51 to 10.74       $220,995       0.00%  0.95% to 1.40%   3.52% to 4.17%
          2005                                 17,612  10.21 to 10.31       $183,670       0.37%  0.95% to 1.40%   2.09% to 3.05%

    Mid-Cap Growth Portfolio
          2007                                 94,100  14.96 to 15.67     $1,460,282       0.00%  0.95% to 1.40%  19.29% to 21.04%
          2006                                 20,875  12.49 to 12.95       $268,275       0.00%  0.95% to 1.40%  12.22% to 13.70%
          2005                                  3,139  11.13 to 11.39        $35,486       0.00%  0.95% to 1.40%  13.49% to 13.89%

    Regency Portfolio
          2007                                172,535  10.37 to 12.65     $2,132,570       0.13%  0.95% to 1.40%   0.84% to 2.32%
          2006                                 15,041  10.18 to 12.36       $182,975       1.57%  0.95% to 1.40%   8.92% to 10.16%
          2005                                  7,035  11.10 to 11.22        $81,016       0.07%  0.95% to 1.40%  11.03% to 12.24%

   Premier VIT
    OpCap Small Cap Portfolio
          2007                                 26,701  10.33 to 12.44       $312,404       0.00%  0.95% to 1.40%  -1.82% to -0.38%
          2006                                 22,835  10.41 to 12.62       $250,243       0.00%  0.95% to 1.40%  21.70% to 23.26%
          2005                                    867   9.54 to 9.55          $8,790       0.00%  0.95% to 1.40%   0.53% to 0.63%

    OpCap Renaissance Portfolio
          2007                                  1,103  10.87 to 11.04        $12,103       0.02%  0.95% to 1.40%   4.52% to 5.05%
          2006                                212,871  10.30 to 10.80     $2,230,227       0.01%  0.95% to 1.40%   8.99% to 10.58%
          2005                                  3,085  10.05 to 10.37        $29,448       0.00%  0.95% to 1.40%  -4.62% to -4.53%

   Credit Suisse Trust
    Global Small Cap Portfolio
          2007                                  4,884   9.06 to 9.38         $45,218       0.00%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    Large Cap Value Portfolio
          2007                                 11,248  10.92 to 11.14       $124,730       1.37%  0.85% to 1.45%  -0.39% to -0.19%
          2006                                 12,031  11.12 to 11.16       $133,890       0.10%  0.85% to 1.45%  11.20% to 11.60%

   Dreyfus Variable Investment Fund
    Appreciation Portfolio
          2007                                  7,692  11.36 to 11.75        $89,543       1.64%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    International Value Portfolio
          2007                                 22,091  10.55 to 10.85       $237,667       0.41%  0.85% to 1.45%   1.70% to 1.86%
          2006                                  3,756  10.56 to 10.57        $39,687       0.00%  0.85% to 1.45%   5.60% to 5.70%

    Socially Responsible Growth Fund
          2007                                      -         -                   $0      N/A     0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

   Direxion Insurance Trust
    Managed Bond Fund
          2007                                 73,715   9.82 to 10.08       $730,031       2.40%  0.85% to 1.45%  -1.87% to -0.78%
          2006                                  8,160  10.06 to 10.14        $82,642       0.47%  0.85% to 1.45%   0.60% to 1.40%

    All-Cap Equity Fund
          2007                                220,319   9.69 to 9.95      $2,156,412       0.47%  0.85% to 1.45%   0.00% to -1.12%
          2006                                 44,013   9.74 to 9.81        $430,616       0.03%  0.85% to 1.45%  -2.60% to -1.90%

    HY Bond Fund
          2007                                 47,580   9.69 to 9.85        $464,137       3.24%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

   Van Kampen Life Investment Trust
    Growth and Income Portfolio
          2007                                  5,355  10.70 to 10.84        $57,681       1.91%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

   Van Kampen Universal Institutional Funds
    Emerging Markets Debt Portfolio
          2007                                 12,845  11.15 to 11.26       $143,678       9.00%  0.85% to 1.45%   4.12% to 4.28%
          2006                                  1,780  10.71 to 10.72        $19,084       0.00%  0.85% to 1.45%   7.10% to 7.20%

    Emerging Markets Equity Portfolio
          2007                                 24,876  14.92 to 15.37       $376,592       0.62%  0.85% to 1.45%  37.46% to 38.29%
          2006                                 19,866  11.04 to 11.11       $220,426       0.02%  0.85% to 1.45%  10.40% to 11.10%

    Mid Cap Growth Portfolio
          2007                                 20,574  11.64 to 11.97       $244,319       0.00%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    U.S. Mid Cap Value Portfolio
          2007                                  1,457  11.28 to 11.49        $16,485       0.42%  0.85% to 1.45%         N/A
          2006                                      -         -                   $0      N/A     0.85% to 1.45%         N/A

    U.S. Real Estate Portfolio
          2007                                 13,796   9.82 to 10.10       $138,157       0.83%  0.85% to 1.45% -19.04% to -18.92%
          2006                                  8,191  12.29 to 12.36       $100,767       0.00%  0.85% to 1.45%  22.90% to 23.60%

    Northern Lights Variable Trust
      Critical Math Portfolio
          2007                              1,707,612   9.57 to 9.61     $16,411,138       0.00%  0.85% to 1.45%         N/A

        * The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.


        ** The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.


        *** The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period.

                                                               Part C
                                                          OTHER INFORMATION

Item 24.

 (a)  Financial Statements

           All required Financial statements are included in Parts A or B of this Registration Statement.

 (b)  Exhibits:

     (1)  Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate
          Account C  (3)

     (2)  Not Applicable

     (3)  (a) Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Securities (6)

          (b) Registered Representative Contract  (16)

     (4)  (a) Form of Flexible Premium Deferred Variable Annuity Contract (9)
          (b) Form of Premium Bonus Rider (9)
          (c) Form of Annuitization Bonus Rider (10)
          (d) Form of Waiver of Surrender Charge for Nursing Home Confinement Rider (10)
          (e) Form of Guaranteed Minimum Withdrawal Benefit Rider (GMWB) (12)

     (5)  (a) Form of Application for Flexible Premium Deferred Variable Annuity Contract (9)

     (6)  (a) Articles of Incorporation of Midland National Life Insurance Company (3)

          (b) By-laws of Midland National Life Insurance Company  (3)

     (7)  Not Applicable

     (8)  (a) Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II (14)

          (b) Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and
              Variable Products Fund II  (2)

          (c) Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III (15)

          (d) Form of Participation Agreement between Midland National Life Insurance Company and American Century
              Investment Services Inc. (15)

          (e) Form of Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial
              Variable Insurance Trusts. (4)

          (f) Form of Participation Agreement between Midland National Life Insurance Company and Lord Abbett Series Funds,
              Inc. (4)

          (g) Form of Participation Agreement between Midland National Life Insurance Company and Fred Alger Management,
              Inc.  (5)

          (h) Amendments to Participation Agreement for Lord Abbett Series Funds, Inc.  (1)

          (i) Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III.
              (5)

          (j) Form of Participation Agreement between Midland National Life Insurance Company and Van Eck Associates
              Corporation. (6)

          (k) Form of Participation Agreement between Midland National Life Insurance Company and Pacific Investment
              Management Company LLC.  (7)

          (l) Form of Participation Agreement between Midland National Life Insurance Company and Rydex Global Advisors. (8)

          (m) Form of Participation Agreement between Midland National Life Insurance Company and J.P. Morgan Investment
              Management, Inc. (8)

          (n) Form of Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management
              Company, Inc. (8)

          (o) Form of Participation Agreement between Midland National Life Insurance Company and Janus Capital Management
              LLC. (8)

(p)       Amendments to Participation Agreement between Midland National Life Insurance Company and Van Eck. (8)

(q)       Amendment to Participation Agreement between Midland National Life Insurance Company and Rydex Global Advisors.
              (11)

(r)       Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck. (12)

(s)       Form of Participation Agreement between Midland National Life Insurance Company and Goldman Sachs Variable
              Insurance Trust. (13)

(t)       Form of Participation Agreement between Midland National Life Insurance Company and PIMCO Advisors VIT. (13)

(u)       Form of Participation Agreement between Midland National Life Insurance Company and Neuberger Berman Advisers
              Management Trust. (13)

(v)       Form of Participation Agreement between Midland National Life Insurance Company and AIM Distributors, Inc. (17)

(w)       Form of Premier VIT Novation Agreement to PIMCO Participation Agreement. (18)


(x)       AIM Fund Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between Midland National Life Insurance
              Company and A I M Investment Services, Inc.   (19)

(y)       Rule 22c-2 Agreement between Midland National Life Insurance Company and Fred Alger & Company, Inc.   (19)

(z)       Shareholder Information Agreement between Midland National Life Insurance Company and American Century
              Investment Services, Inc.   (19)

(aa)      Rule 22c-2 Agreement between Midland National Life Insurance Company Calvert Distributors, Inc.   (19)

(bb)      SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity
              Distributors Corporation.   (19)

(cc)      Variable Annuity Shareholder Information Agreement between Midland National Life Insurance Company and Goldman
              Sachs Variable Insurance Trust.  (19)

(dd)      SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and J.P.
              Morgan Investment Management, Inc  (19)

(ee)      SEC Rule 22c-2 Supplement to Participation Agreement between Midland National Life Insurance Company and Janus
              Capital Management LLC.  (19)

(ff)      Rule 22c-2 Agreement between Midland National and Lord Abbett Distributor LLC.  (19)

(gg)      Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc.  (19)

(hh)      Rule 22c-2 Shareholder Information Access Agreement between Midland National and Neuberger Berman Management
              Inc.  (19)

(ii)      Rule 22c-2 Amendment to Participation Agreement between Midland National and Allianz Global Investors Distributors,
              Inc., principal underwriters for Premier VIT and PIMCO Variable Insurance Trust.  (19)

(jj)      Rule 22c-2 Agreement between Midland National and Rydex Distributors, Inc.  (19)

(kk)      Shareholder Information Agreement between Midland National and Van Eck Securities Corporation.  (19)



     (9)  (a) Opinion and Consent of Counsel (19)
          (b) Power of Attorney (19)

     (10) (a) Consent of Sutherland Asbill & Brennan, LLP (19)

          (b) Consent of Independent Registered Public Accounting Firm (19)

     (11) Not Applicable

     (12) Not Applicable

     (13) Performance Data Calculations  (8)

----------------------

(1)    Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form S-6 on August 31, 1999 (File No.
       333-80975)
(2)    Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 on April 23, 1997 (File No. 333-14061)
(3)    Incorporated herein by reference to Post-Effective Amendment No. 5 on  for Form N-4 on February 23, 1998 (File number
       33-64016)
(4)    Incorporated herein by reference to Post-Effective Amendment No. 9 for Form N-4 on April 30, 1999 (File No. 33-64016)
(5)    Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No.
       333-14061)
(6)    Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on January 14, 2002 (File No. 333-71800)
(7)    Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-6 on April 29, 2003 (File No. 333-14061)
(8)    Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on April 28, 2003 (File No. 333-71800)
(9)    Incorporated herein by reference to Initial Filing for Form N-4 on September 2, 2003 (File No. 333-108437)
(10)   Incorporated herein by reference to Pre-Effective Amendment to this registration statement on November 25, 2003
(11)   Incorporated herein by reference to Post-Effective Amendment No. 1 for form N-4 on April 29, 2004 (File No. 333-108437)
(12)   Incorporated herein by reference to Post-Effective Amendment No. 5 for form N-4 on November 24, 2004 (File No.
       333-108437)
(13)   Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-4 on April 29, 2005 (File No.
       333-108437)
(14)   Incorporated herein by reference to Initial N-4 Filing on June 7, 1993 (File No. 33-64016)
(15)   Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016)
(16)   Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 15, 2004 (File No.
       333-119088)
(17)   Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-6 on April 26, 2006 (File No. 333-58300)
(18)   Incorporated herein by reference to Post-Effective Amendment No. 10 for Form N-4 on April 28, 2006 (File No.
       333-108437)
(19)      Filed herewith
(20)      To be filed by amendment

Item 25. Directors and Officers of the Depositor
---------------------------------------------------------------------- -----------------------------------------------------
Name and Principal Business Address*                                   Position and Offices with Depositor
---------------------------------------------------------------------- -----------------------------------------------------

Michael M. Masterson***..........................................      Chief Executive Officer - Chairman

---------------------------------------------------------------------- -----------------------------------------------------

John J. Craig II***..............................................      Senior Vice President - Director, Chief Financial
                                                                       Officer

---------------------------------------------------------------------- -----------------------------------------------------

Robert W. Korba..................................................      Director

---------------------------------------------------------------------- -----------------------------------------------------
David E. Sams....................................................      Director
---------------------------------------------------------------------- -----------------------------------------------------
Steven C. Palmitier..............................................      President and Chief Operating Officer - Director
---------------------------------------------------------------------- -----------------------------------------------------
Stephen P. Horvat, Jr***.........................................      Senior Vice President -  Legal
---------------------------------------------------------------------- -----------------------------------------------------

Donald T. Lyons**                                                      Senior Vice President and Corporate Actuary

---------------------------------------------------------------------- -----------------------------------------------------

Melody R.J..Jensen...............................................      Vice President, General Counsel and Secretary

---------------------------------------------------------------------- -----------------------------------------------------

Tom C. Stavropolous ***                                                Vice President and Chief Compliance Officer

---------------------------------------------------------------------- -----------------------------------------------------
Gary J. Gaspar***................................................      Senior Vice President and Chief Information Officer
---------------------------------------------------------------------- -----------------------------------------------------
Gary W. Helder...................................................      Vice President, Administration
---------------------------------------------------------------------- -----------------------------------------------------
Robert W. Buchanan...............................................      Vice President, New Business and Underwriting
---------------------------------------------------------------------- -----------------------------------------------------
Timothy A. Reuer.................................................      Vice President, Product Development
---------------------------------------------------------------------- -----------------------------------------------------

Esfandyar E. Dinshaw**...........................................      President, Annuity Division - Director

---------------------------------------------------------------------- -----------------------------------------------------

Robert R. Tekolste**.............................................      Senior Vice President, Operations Annuity Division

---------------------------------------------------------------------- -----------------------------------------------------

Teresa A. Silvius***.............................................      Assistant Vice President and Variable Compliance
                                                                       & 38a-1 CCO

---------------------------------------------------------------------- -----------------------------------------------------

Kevin S. Bachmann................................................      Senior Vice President, Sales, and Chief Marketing
                                                                       Officer

---------------------------------------------------------------------- -----------------------------------------------------

Gregory S. Helms.................................................      2nd Vice President, Policy Administration

---------------------------------------------------------------------- -----------------------------------------------------
Cindy Reed**.....................................................      SeniorVice President and Chief Marketing Officer,
                                                                       Annuity Division
---------------------------------------------------------------------- -----------------------------------------------------

Michael L. Yanacheak**...........................................      2nd Vice Presidentand Chief Marketing Officer,
                                                                       Annuity Division

---------------------------------------------------------------------- -----------------------------------------------------

Teri L. Ross**...................................................      Assistant Vice President, Variable Annuity
                                                                       Services, Annuity Division

---------------------------------------------------------------------- -----------------------------------------------------

Ronald J. Markway**..............................................      Vice President, New Business - Annuity Division

---------------------------------------------------------------------- -----------------------------------------------------
Richard T. Hicks.................................................      Assistant Vice President, Policy Administration
---------------------------------------------------------------------- -----------------------------------------------------
Randy D. Shaull..................................................      Associate Actuary - Product Development
---------------------------------------------------------------------- -----------------------------------------------------
*    Unless noted otherwise, the principal business address for each officer and director is One Midland Plaza, Sioux Falls, SD
     57193-9991
**   Annuity Division, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266
***  525 W. Van Buren, Chicago, IL 60607


Item 26.

Persons Controlled by or Under Common Control With the Depositor.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc. The
Registrant is a segregated asset account of Midland. Sammons Enterprises, Inc. is owned by The Charles A. Sammons 1987 Charitable
Remainder Trust Number Two. Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI) are:

  ----------------------------------------------------------- --------------------------- --------------------------
                                                                                              Percent Of Voting
  Name                                                        Jurisdiction                    Securities Owned
  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Capital, Inc.                                       Delaware                           100% by SEI

  ----------------------------------------------------------- --------------------------- --------------------------
  Consolidated Investment Services, Inc. (CISI)               Nevada                             100% by SEI
  ----------------------------------------------------------- --------------------------- --------------------------
  MH Imports, Inc.                                            Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  Mykonos 6420, LP                                            Texas                            74.25% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------

  Richmond Holding Company, LLC
  Cancelled February 9, 2007

  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Financial Group, Inc. (SFG)                         Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  Midland National Life Insurance Company (MNL)               Iowa                               100% by SFG
  ----------------------------------------------------------- --------------------------- --------------------------
  SFG Reinsurance Company                                     South Carolina                     100% by MNL
  ----------------------------------------------------------- --------------------------- --------------------------
  North American Company for Life and Health Insurance
  (NACOLAH)

  Redomesticated from the State of Illinois to the State of   Iowa                               100% by SFG
  Iowa September 27, 2007

  ----------------------------------------------------------- --------------------------- --------------------------
  NACOLAH Ventures, L.L.C.                                    Delaware                         99% by NACOLAH
                                                                                                  1% by SFG
  ----------------------------------------------------------- --------------------------- --------------------------
  Parkway Holdings, Inc. (PHI)

  Merged into Parkway Mortgage, Inc. December 31, 2007

  ----------------------------------------------------------- --------------------------- --------------------------

  Parkway Mortgage, Inc.                                      Delaware                          100% by CISI

  ----------------------------------------------------------- --------------------------- --------------------------
  CH Holdings, Inc.

  Merged into Cathedral Hill Hotel, Inc. September 17,
  2007

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Corporation                                         Delaware                          100% by CISI

  ----------------------------------------------------------- --------------------------- --------------------------
  Otter, Inc.                                                 Oklahoma                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  Cathedral Hill Hotel, Inc.                                  Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Power Development, Inc.(SPDI)                       Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  Gila Bend Power Partners,  L.L.C.                           Delaware                           50% by SPDI
  ----------------------------------------------------------- --------------------------- --------------------------
  H2O Distribution, Inc.

  Merged into Cathedral Hill Hotel, Inc. December 11, 2007

  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Distribution Holdings, Inc. (SDHI)                  Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons CTP, Inc.                                           Pennsylvania                      100% by SDHI
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons VPC, Inc.                                           Delaware                          100% by SDHI
  ----------------------------------------------------------- --------------------------- --------------------------
  Opus 5949 LLC                                               Texas                            75% by Sammons
                                                                                                  VPC, Inc.
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons BW, Inc                                             Delaware                          100% by SDHI
  ----------------------------------------------------------- --------------------------- --------------------------
  TMIS, Inc.

  Merged into Sammons BW, Inc. December 27, 2007

  ----------------------------------------------------------- --------------------------- --------------------------

  Briggs ITD Corp.
  Dissolved December 31, 2007

  ----------------------------------------------------------- --------------------------- --------------------------

  Briggs Equipment Trust (BET)
  Merged into BEI, Inc. June 29, 2007

  ----------------------------------------------------------- --------------------------- --------------------------

  Briggs Equipment Mexico, Inc.                               Delaware                           100% by BEI

  ----------------------------------------------------------- --------------------------- --------------------------

  Briggs Equipment, Inc.  (BEI)                               Delaware                          100% by CISI
  Incorporated June 25, 2007

  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs International, Inc. (BII)                            Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Equipment UK Limited                                 United Kingdom                     100% by BII
  ----------------------------------------------------------- --------------------------- --------------------------

  Montecargas Yale de Mexico S. A. de C.V. (YALESA)           Mexico                             99% by BEI
                                                                                                 1% by BEMI

  ----------------------------------------------------------- --------------------------- --------------------------

  Briggs Equipment S.A. de C.V. (BESA)                        Mexico                             99% by BEI
                                                                                                 1% by BEMI

  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Construction Equipment, Inc.                         Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  Crestpark LP, Inc.                                          Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  Crestpark Holding, Inc.

  Merged into Cathedral Hill Hotel, Inc. December 31,

  2007
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Venture Properties, Inc.                            Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Realty Corporation (SRC)                            Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------

  SRI Ventures, Inc.                                          Delaware                           99% by SRC

  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Income Properties, Inc.                             Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  GBH Venture Co., Inc.                                       Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  The Grove Park Inn Resort, Inc.  (GPIRI)                    Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  GPI Ventures. LLC                                           Delaware                          100% by GPIRI
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Tours, Inc.

  Merged into Cathedral Hill Hotel, Inc. October 22, 2007

  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Securities, Inc. (SSI)                              Delaware                           100% by SFG
  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Securities Company, L.L.C.                          Delaware                           50% by SSI

  ----------------------------------------------------------- --------------------------- --------------------------
  Herakles Investments, Inc. (HII)                            Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  Sponsor Investments, L.L.C.                                 Texas                              75% by HII
  ----------------------------------------------------------- --------------------------- --------------------------
  SG Reliant Investors, LLC                                   Delaware                         80% by NACOLAH
                                                                                                Ventures, LLC
  ----------------------------------------------------------- --------------------------- --------------------------

Item 27. Number of Contract Owners


  Advantage II - As of March 31, 2008  -

          93  Non-Qualified
          227  Qualified

  Advantage III - As of March 31, 2008 -

          186 Non-Qualified
          544  Qualified


Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law.  This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the
Act and will be governed by final adjudication of such issue.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies

In addition to Midland National Life Separate Account C, Sammons Securities Company LLC, the principal underwriter of the
Registrant, is also the principal underwriter for flexible premium variable life insurance policies issued through Midland National
Life Separate Account A.


Item 29b. Principal Underwriters

The directors and principal officers of Sammons Securities Company LLC are as follows:

                  ----------------------------------------------- ------------------------------------------
                  Name and Principal                              Positions and Offices with
                  Business Address*                               Sammons Securities Company, LLC
                  ----------------------------------------------- ------------------------------------------

                  Steve Palmitier                                 Chief Executive Officer
                  One Midland Plaza,
                  Sioux Falls, SD 57193-9991

                  ----------------------------------------------- ------------------------------------------
                  Jerome S. Rydell                                Vice-Chairman

                  ----------------------------------------------- ------------------------------------------
                  Michael Masterson                               Chairman
                  525 West Van Buren
                  Chicago, IL  60607
                  ----------------------------------------------- ------------------------------------------

                  John A. McClellan                               Chief Compliance Officer

                  ----------------------------------------------- ------------------------------------------

                  Kevin Bachmann                                  President and Chief Operating Officer
                  One Midland Plaza
                  Sioux Falls, SD  57193-9991

                  ----------------------------------------------- ------------------------------------------
                  Lisa S. Hoyne                                   Vice President
                  One Midland Plaza,
                  Sioux Falls, SD 57193-9991
                  ----------------------------------------------- ------------------------------------------
                  Brandon D. Rydell                               Vice President

                  ----------------------------------------------- ------------------------------------------
*  Unless otherwise indicated, the address of each executive officer of Sammons Securities Company LLC is:  4261 Park Road,
   Ann Arbor  MI  48103.


Item 29c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the
Registrant with respect to these Contracts (File No. 333-108437) during the Registrant's last fiscal year:

---------------------------- -------------------------- ------------------------ --------------------- ---------------------
            (1)                         (2)                       (3)                    (4)                   (5)
                                 Net Underwriting
     Name of Principal             Discounts and           Compensation on            Brokerage               Other
        Underwriter                Commissions*               Redemption             Commissions          Compensation**
---------------------------- -------------------------- ------------------------ --------------------- ---------------------

    Sammons Securities               $141,008                                                                $437,630
       Company, LLC

---------------------------- -------------------------- ------------------------ --------------------- ---------------------
*Represents commissions paid on the Advantage III and Advantage II variable annuities.

** Represents an underwriting fee paid to Sammons Securities Company for all of Midland National's variable annuity contracts under Separate Account C.  In exchange for the underwriting fee, Sammons Securities Company provides various administrative services.  Examples of the services provided include registered representative training sessions, tracking and notification of firm element training, attendance at Annual Compliance Meetings, and continuing education required by FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.


Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3
promulgated thereunder, are maintained by Midland National Life Insurance Company at 4601 Westown Parkway, Suite 300, West
Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a
Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance
(Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.


                                                             SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland
National Life Separate Account C, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this
25th day of  April, 2008.

                                                                 By:  MIDLAND NATIONAL LIFE
                                                                               SEPARATE ACCOUNT C (REGISTRANT)

Attest:  /s/ *                                              By:            /s/*
        ----------------------------------------------------     -------------------------------------------------------------
                                                                               MICHAEL M. MASTERSON
                                                                             Chairman of the Board

                                                            By:  MIDLAND NATIONAL LIFE
                                                                       INSURANCE COMPANY (DEPOSITOR)

Attest:  /s/ *                                              By:            /s/*
        ----------------------------------------------------     -------------------------------------------------
                                                                               MICHAEL M. MASTERSON
                                                                             Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated.

              Signatures                                                   Title

/s/  *                                         Chairman of the Board of Directors,
-----------------------------------------------  Director, Chief Executive Officer
      MICHAEL M. MASTERSON                         (Principal Executive Officer)


/s/  *                                         President
-----------------------------------------------  Annuity Division
      Esfandyar E. Dinshaw

/s/  *                                         Senior Vice President, Director
-----------------------------------------------  Chief Financial Officer
      JOHN J. CRAIG, II                            (Principal Financial Officer)


/s/  *                                         Director, President and Chief Operating Officer
-----------------------------------------------  Life Division
      STEVEN C. PALMITIER

/s/  *                                         Senior Vice President,
-----------------------------------------------  Corporate Actuary
      Donald T. Lyons

/s/  *                                         Senior Vice President
-----------------------------------------------  Legal
      STEPHEN P. HORVAT, JR.

/s/  *                                         Director, President of Sammons Enterprises, Inc.
-----------------------------------------------
      ROBERT W. KORBA

/s/  *                                         Director
-----------------------------------------------
      DAVID E. SAMS

*By:  /s/_______________________________________                 Date:  April 25, 2008
     ----                                                               --------------
                   Teresa A. Silvius
                   Attorney-in-Fact
                   Pursuant to Power of Attorney



                           Registration No. 333-108437


                         POST EFFECTIVE AMENDMENT NO. 12


--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


--------------------------------------------------------------------------------



                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       FOR

                    MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

                                       AND

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY



--------------------------------------------------------------------------------



                                                            EXHIBIT INDEX



---------------------------- -----------------------------------------------------------------------------------------------
Item                         Exhibit
---------------------------- -----------------------------------------------------------------------------------------------

24(b)(8)(x)                  Form of AIM Fund Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between Midland National Life Insurance Company and A I M Investment Services, Inc

---------------------------- -----------------------------------------------------------------------------------------------

24(b)(8)(y)                  Form of Rule 22c-2 Agreement between Midland National Life Insurance Company and Fred
                             Alger & Company, Inc.

---------------------------- -----------------------------------------------------------------------------------------------

24(b)(8)(z)                  Form of Shareholder Information Agreement between Midland National Life Insurance
                             Company and American Century Investment Services, Inc.

---------------------------- -----------------------------------------------------------------------------------------------

24(b)(8)(aa)                 Form of Rule 22c-2 Agreement between Midland National Life Insurance Company Calvert
                             Distributors, Inc.

---------------------------- -----------------------------------------------------------------------------------------------

24(b)(8)(bb)                 Form of SEC Rule 22c-2 Amendment to Participation Agreement between Midland National
                             Life Insurance Company and Fidelity Distributors Corporation.

---------------------------- -----------------------------------------------------------------------------------------------

24(b)(8)(cc)                 Form of Variable Annuity Shareholder Information Agreement between Midland National Life
                             Insurance Company and Goldman Sachs Variable Insurance Trust.

---------------------------- -----------------------------------------------------------------------------------------------

24(b)(8)(dd)                 Form of SEC Rule 22c-2 Amendment to Participation Agreement between Midland National
                             Life Insurance Company and J.P. Morgan Investment Management, Inc.

---------------------------- -----------------------------------------------------------------------------------------------

24(b)(8)(ee)                 Form of SEC Rule 22c-2 Supplement to Participation Agreement between Midland National
                             Life Insurance Company and Janus Capital Management LLC.

---------------------------- -----------------------------------------------------------------------------------------------

24(b)(8)(ff)                 Form of Rule 22c-2 Agreement between Midland National and Lord Abbett Distributor LLC.

---------------------------- -----------------------------------------------------------------------------------------------

24(b)(8)(gg)                 Form of Rule 22c-2 Shareholder Information Agreement between Midland National and MFS
                             Fund Distributors Inc.

---------------------------- -----------------------------------------------------------------------------------------------

24(b)(8)(hh)                 Form of Rule 22c-2 Shareholder Information Access Agreement between Midland National and Neuberger Berman Management Inc.

---------------------------- -----------------------------------------------------------------------------------------------

24(b)(8)(ii)                 Form of Rule 22c-2 Amendment to Participation Agreement between Midland National and
                             Allianz Global Investors Distributors, Inc., principal underwriters for Premier VIT and PIMCO
                             Variable Insurance Trust.

---------------------------- -----------------------------------------------------------------------------------------------

24(b)(8)(jj)                 Form of Rule 22c-2 Agreement between Midland National and Rydex Distributors, Inc.

---------------------------- -----------------------------------------------------------------------------------------------

24(b)(8)(kk)                 Form of Shareholder Information Agreement between Midland National and Van Eck
                             Securities Corporation.

---------------------------- -----------------------------------------------------------------------------------------------
24(b)(9)(a)                  Opinion and Consent of Counsel
---------------------------- -----------------------------------------------------------------------------------------------
24(b)(9)(b)                  Power of Attorney
---------------------------- -----------------------------------------------------------------------------------------------
24(b)10(a)                   Consent of Sutherland Asbill & Brennan, LLP
---------------------------- -----------------------------------------------------------------------------------------------
24(b)19(b)                   Consent of Independent Registered Public Accounting Firm
---------------------------- -----------------------------------------------------------------------------------------------

 24(b)(8)(x)

ARTICLE I. AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2

This agreement is made and entered into by and between AIM Investment Services, Inc. (the "Transfer Agent"), a Delaware Corporation and the Transfer Agent for certain management investment companies (each, a "mutual fund') registered with the U.S. Securities and Exchange Commission (the "SEC") and regulated under the Investment Company Act of 1940, as amended (the "1940 Act"), and the Intermediary identified below.

                               Section 1. Recitals

WHEREAS, effective May 23, 2005, the SEC adopted Rule 22c-2 under the 1940 Act which requires every mutual fund (or on the fund's behalf, the principal underwriter or transfer agent) to enter into a written agreement with each financial intermediary who sells shares or otherwise maintains accounts which hold shares of the fund for the benefit of a shareholder, as defined below, pursuant to which the intermediary agrees to: (i) provide, promptly upon request by the fund, the Taxpayer Identification Number of all shareholders that purchased, redeemed, transferred, or exchanged shares held through an account with the financial intermediary and the amount and dates of such shareholder purchases, redemptions, transfers, and exchanges; and (ii) execute any instructions from the fund to restrict or prohibit further purchases or exchanges of fund shares by a shareholder who has been identified by the fund as having engaged in transactions of fund shares (directly or indirectly through the intermediary's account) that violate policies established by the fund for the purpose of eliminating or reducing any dilution of the values of the outstanding securities issued by the fund; and (iii) use best efforts to determine, promptly upon the request of the fund, whether any other person that holds fund shares through the financial intermediary is itself a financial intermediary (an "indirect intermediary") and, upon further request by the fund,
(A) provide (or arrange to have provided) the identification and transaction information described above with respect to shareholders who hold an account with an indirect intermediary, or (B) restrict or prohibit the indirect intermediary from purchasing securities issued by the fund; and

WHEREAS, the Intermediary currently sells shares or otherwise maintains accounts which hold shares for the benefit of a shareholder or shareholders of certain mutual funds for which the Transfer Agent in the transfer agent (each, an "AIM Fund"); and

WHEREAS, the Transfer Agent has agreed to administer the AIM Funds' compliance program related to Rule 22c-2;

NOW, THEREFORE, the premises considered, the Transfer Agent and the Intermediary agree as follows:

1. Shareholders Defined. For purposes of the Agreement, the term shareholder means an individual or non-natural entity who or which owns legal title or a vested beneficial interest in shares of an AIM Fund, including, but not limited to, participants in retirement and education savings plans and owners of variable insurance contracts which are funded with or otherwise invested shares of an AIM Fund.

2. Compliance Obligations of Intermediary. Beginning no later than October 16, 2006, or such other date as the SEC may designate as the date by which mutual funds must be in compliance with Rule 22c-2, the Intermediary agrees to provide the Transfer Agent, upon written request, the taxpayer identification number ("TIN"), if known, of any or all shareholders and the amount, date, name or other identifier of any investment professional(s) associated with the shareholder(s) (if known), and transaction type (purchase, redemption, transfer, or exchange) of every purchase, redemption, transfer, or exchange of shares held through and account maintained by the Intermediary during the period covered by the request.

      (a) Period Covered by Request. Requests made pursuant to this Section must set forth a specific time period, not to exceed one (1) year from the date of the request, for which transaction information is sought. The Transfer Agent may request transaction information older than one (1) year from the date of the request as it deems necessary to investigate compliance with policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding shares issued by the Fund.

      (b) Daily Data Feed. If requested by the Transfer Agent, the Intermediary shall provide the information specified above with respect to each account for each trading day.

      (c) Form and Timing of Response. The Intermediary agrees to transmit the requested information that is on its books and records to the Transfer Agent or its designee promptly, but in any event not later than three (3) business days, after receipt of a request. If the requested information is not on the Intermediary's books and records, the Intermediary agrees to: (i) provide or arrange to provide to the Transfer Agent the requested information from shareholders who hold an account with an indirect intermediary; or
            (ii) if directed by the Transfer Agent, block further purchases of Fund shares from such indirect intermediary. In such instance, the Intermediary agrees to inform the Transfer Agent whether it plans to perform (i) or (ii). Responses required by this Paragraph must be communicated in writing and in a format mutually agreed upon by the Intermediary and the Transfer Agent. To the extent practicable, the format for any transaction information provided to the Transfer Agent should be consistent with the NSCC Standardized Data Reporting Format. For purposes of this provision, the term indirect intermediary has the same meaning as in Rule 22c-2.

      (d) Agreement to Restrict Trading. The Intermediary agrees to execute written instructions from the Transfer Agent to restrict or prohibit further purchases or exchanges of Fund shares by a shareholder that has been identified by the Transfer Agent as having engaged in transactions of the Fund's shares (directly or indirectly through an account) that violate policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding shares issued by the Fund.

      (e) Form of Instructions. Instructions submitted pursuant to this Section must include the TIN, if known, and the specific restriction(s) to be executed. If the TIN is not known, the instructions must include an equivalent identifying number of the shareholder(s) or account(s) or other agreed upon information to which the instruction relates.

      (f) Timing of Response. The Intermediary agrees to execute instructions as soon as reasonably practicable, but not later than five (5) business days after receipt of the instructions by the Intermediary.

      (g) Confirmation by the Intermediary. The Intermediary agrees to execute instructions as soon as reasonably practicable, but not later than five (5) business days after receipt of the instructions by the Intermediary.

3. Entire Agreement. This Agreement constitutes the entire understanding among the parties as to the Intermediaries obligations with respect to the matters discussed herein. This Agreement is not intended to amend or terminate any other agreements between among the parties which relate to the AIM Funds; provided, however, that (i) to the extent that the provisions of any other agreement among the parties are inconsistent with this Agreement, this Agreement shall control with respect to the matters discussed herein, and (ii) a breach of this Agreement shall constitute cause to terminate any other agreements among the parties which relate to the AIM Funds.

4. AIM Funds as Third-Party Beneficiaries. As required by Rule 22c-2, the Transfer Agent is entering into this Agreement as agent and on behalf of the AIM Funds. The AIM Funds shall have the right to enforce all terms and provisions of this Agreement against any and all parties hereto and otherwise involved in the activities contemplated herein.

5. Assignment. The Intermediary shall not have the right to assign this Agreement without the prior written consent of the Transfer Agent, which consent may be withheld by the Transfer Agent if other necessary agreements related to the maintenance of shareholder accounts in the AIM Funds are not also assigned or otherwise negotiated with the party to which the Intermediary desires to assign the Agreement. The Transfer Agent may assign this Agreement to any other affiliated entity which undertakes the role of transfer agent for the AIM Funds.

6. Amendment. The Transfer Agent may amend this Agreement by providing advance written notice of any such amendments to the Intermediary. If the Intermediary continues to maintain accounts which hold shares of the AIM Funds sixty (60) days after the receipt of such amendment(s), the Intermediary shall be deemed to have agreed to all terms and conditions set forth in such amendment(s).

7. Termination. The Transfer Agent may terminate this Agreement by providing written notice of termination to the Intermediary. The Intermediary may terminate this Agreement by providing (60) days' notice of termination to the Transfer Agent; provided, however, that no such notice of termination shall be effective for so long as the Intermediary continues to maintain accounts which hold shares of the AIM Funds.

8. Choice of Law. This Agreement shall be construed in accordance with the laws of the State of Texas, without respect to conflict of laws principles, and the 1940 Act.


 Agreed and Executed:

 AIM Investment Services, Inc.
-------------------------------------------------------



By:                                         By:
   ---------------------------------             -------------------------------

Name:                                       Name:
     -------------------------------              ------------------------------

Title:                                      Title:
      ------------------------------               -----------------------------

                                            Date:
                                                  ------------------------------


Address for delivery of notices hereunder:
                                      Address for delivery of notices hereunder:

24(b)(8)(y)

                              Rule 22c-2 Agreement

This Rule 22c-2 Information Sharing Agreement (the "Agreement"), is entered into by and between Fred Alger & Company, Incorporated (the "Fund Agent") and the "Financial Intermediary" identified on the execution page of this Agreement.

WHEREAS, the Fund Agent and the Financial Intermediary have entered into a dealer and/or services agreement (the "Dealer/Services Agreement"), pursuant to which the Financial Intermediary has agreed to solicit orders for shares of the Funds and/or provides services with respect to the Funds; and

WHEREAS, Fund Agent and Financial Intermediary seek to enter into this Agreement for the limited purpose of complying with the requirements of SEC Rule 22c-2 for the Investment Company Act of 1940 (the "Act");

NOW THEREFORE, in consideration of the mutual premises herein, the parties hereto, intending to be legally bound, hereby agree as follows:

1. Agreement to Provide Information. Financial Intermediary agrees to provide to the Fund Agent, upon written request, the taxpayer identification number ("TIN"), if known, of any or all Shareholder(s) of the account and the amount, date, or other identifier of any investment professional(s) associated with the Shareholder(s) or account (if known), and transaction type (purchase, redemption, transfer or exchange) of every purchase, redemption transfer, or exchange of Shares help through an account maintained by the Financial Intermediary during the period covered by the request.

      1.1 Period Covered by Request. Requests must set forth a specific period, generally not to exceed 90 days from the date of the request, for which transaction information is sought. The Fund and/or its designee may request transaction information older than 90 days from the date of the request as it deems necessary to investigate compliance with policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding shares issued by the Fund.


      1.2 Form and Timing of Response. Financial Intermediary agrees to transmit the requested information that is on its books and records to the Fund Agent and/or its designee promptly and shall use its best efforts to provide such information within five (5) business days after receipt of a request. If the requested information is not on the Financial Intermediary's books and records, Financial Intermediary agrees to use reasonable efforts to (i) promptly obtain and transmit the requested information; (ii) obtain assurances from the accountholder that the requested information will be provided directly to the Fund; or (iii) if directed by the Fund Agent, block further purchases of Shares from such accountholder. In such instance, Financial Intermediary agrees to inform the Fund Agent whether it plans to inform (i), (ii), or (iii). Responses required by this paragraph must be communicated in writing and in a format mutually agreed upon by the parties. To the extent practicable, the format for any transaction information provided to the Fund Agent should be consistent with the National Securities Clearing Corporation Standardized Data Reporting Format.

2. Limitations on Use of Information. Fund or Fund Agent agrees not to use the information received for marketing or any other similar purpose without the prior written consent of Financial Intermediary.


3. Agreement to Restrict Trading. Financial Intermediary agrees to execute written instructions from the Fund Agent to restrict or prohibit further purchases or exchanges of Shares by a Shareholder that has been identified by Fund or Fund Agent as as having engaged in transactions of the Fund's Shares (directly or indirectly through the Financial Intermediary's account) that violates policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding Shares issued by the Fund.


4. Form of Instructions. Instructions must include the TIN, if known, and the specific restriction(s) to be executed. If the TIN is not known, the instructions must include an equivalent identifying number of the Shareholder(s) or account(s) or other agreed upon information to which the instruction relates.


5. Timing of Response. Financial Intermediary agrees to execute instruction as soon as practicable, but not later than five (5) business days, or as otherwise agreed to by the parties, after receipt of the instructions by the Intermediary.


6. Confirmation of Financial Intermediary. Upon request by the Fund or Fund Agent, Financial Intermediary shall use its best efforts to provide a confirmation to execution of Fund Agent's instructions within ten (10) business days after the instructions have been executed.


7. Term. This agreement shall remain in effect until such time as the underlying Selling Agreement has been terminated and is no longer in effect between the two parties.


8.    Definitions.

      The term "Fund Agent" includes the Fund's principal underwriter and transfer agent. The term does not include any "excepted funds" as defined in SEC Rule 22c-2(b) under the Act.

      The term "Shares" means the interests of Shareholders corresponding to the redeemable securities of record issued by the Fund under the Act that are held by the Financial Intermediary.

      The term "Shareholder" means the beneficiary owner of Shares, whether the Shares are held directly or by the Financial Intermediary in nominee names.

Effective Date. This agreement shall be effective as of April 16, 2007, or such other compliance date mandated by Rule 22c-2 under the Act.

IN WITNESS WHEREOF, the undersigned has caused this agreement to be executed as of the date the Fund Agent executes the Agreement.


------------------------------------- ------------------------------------------

FRED ALGER & COMPANY, INCORPORATED    Midland National Life Insurance Company

------------------------------------- ------------------------------------------


By: _____________________________     By: _______________________________

------------------------------------- ------------------------------------------


Name: __________________________      Name: _____________________________

------------------------------------- ------------------------------------------


Title: ___________________________    Title: ______________________________

------------------------------------- ------------------------------------------


Date: ___________________________     Date: ______________________________

------------------------------------- ------------------------------------------

24(b)(8)(z)

                 ARTICLE II. SHAREHOLDER INFORMATION AGREEMENT
                                  ARTICLE III.
                                  ARTICLE IV.

THIS AGREEMENT (the "Agreement") is made and entered into as of October 16, 2006, or such other compliance date mandated by Rule 22c-2 under the Investment Company Act of 1940 ("Rule 22c-2), whichever is later, by and between AMERICAN CENTURY INVESTMENT SERVICES, INC. ("ACIS"), and the party signing below ("Intermediary").

WHEREAS, Intermediary offers or otherwise makes available American Century mutual funds (the "Funds") to or for clients of Intermediary; and

WHEREAS, pursuant to Rule 22c-2, ACIS is required to enter into a shareholder information agreement with every intermediary who holds shares of the Funds in omnibus accounts and submits orders directly to the Funds' transfer agent or to a registered clearing agency; and

WHEREAS, this Agreement sets forth the terms and conditions for information sharing for the Funds in accordance with Rule 22c-2

NOW, THEREFORE, in consideration of the foregoing and the mutual promises set forth below, the parties hereto agree as follows:

1. Agreement to Provide Shareholder Information. Intermediary agrees to provide a requesting Fund, upon written request, the taxpayer identification number ("TIN"), if known, of any or all Shareholder(s) of the account and the amount, date, name or other identifier of any investment professional(s) associated with the Shareholder(s) or account (if known), and transaction type (purchase, redemption, transfer, or exchange) of every purchase, redemption, transfer, or exchange of Shares held through an account maintained by Intermediary during the period covered by the request.

      (a) Period Covered by Request. Requests must set forth a specific period, generally not to exceed 90 days from the date of the request, for which transaction information is sought. The Fund may request transaction information older than 90 days from the date of the request as it deems necessary to investigate compliance with policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding shares issued by the Fund, but shall not make a request for any information older than 12 months from the date of the request.

      (b) Form and Timing of Response. Intermediary agrees to transmit the requested information that is on its books and records to the Fund or its designee promptly, but in any event not later than five (5) business days, after receipt of a request. If the requested information is not on Intermediary's books and records, Intermediary agrees to: (i) provide or arrange to provide to the Fund requested information from shareholders who hold an account with an indirect intermediary; or (ii) if directed by the Fund, block further purchases of Fund Shares from such indirect intermediary. In such instance, Intermediary agrees to inform the Fund whether it plans to perform (i) or (ii). Responses required by this paragraph must be communicated in writing and in a format mutually agreed upon by the parties. To the extent practicable, the format for any transaction information provided to the Fund should be consistent with the NSCC Standardized Data Reporting Format. For purposes of this provision, an "indirect intermediary" has the same meaning as in Rule 22c-2.

      (c) Limitations on Use of Information. The Fund agrees not to use the information received for marketing or any other similar purpose without the prior written consent of Intermediary.

2. Agreement to Restrict Trading. Intermediary agrees to execute written instructions from the Fund to restrict or prohibit further purchases or exchanges of Shares to take such other action as requested by the Fund for a Shareholder that has been identified by the Fund as having engaged in transactions of the Fund's Shares (directly or indirectly through Intermediary's account) that violate policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding Shares issued by the Fund.

      (a) Form of Instructions. Instructions must include the TIN, if known, and the specific restriction(s) to be executed. If the TIN is not known, the instructions must include an equivalent identifying number of the Shareholder(s) or account(s) or other agreed upon information to which the instruction relates.

      (b) Timing of Response. Intermediary agrees to execute instructions as soon as reasonably practicable, but not later than five business days after receipt of the instructions by Intermediary.

      (c) Confirmation by Intermediary. Intermediary must provide written confirmation to the Fund that instructions have been executed. Intermediary agrees to provide confirmation as soon as reasonably practicable, but not later than ten business days after the instructions have been executed.

3.    Definitions. For purposes of the Agreement:

      (a) The term "Fund" includes each fund's principal underwriter (ACIS) and transfer agent (American Century Services Corporation). The term does not include any "excepted funds" as defined in SEC Rule 22c-2(b).

      (b) The term "Shares" means the interests of Shareholders corresponding to the redeemable securities of record issued by a Fund under the Investment Company Act of 1940 that are held by Intermediary.

      (c) The term "Shareholder" means (i) for all Intermediaries other than retirement plan recordkeepers or insurance companies, the beneficial owner of Shares, whether the Shares are held directly or by Intermediary in nominee name; (ii) for all Intermediaries that are retirement plan recordkeepers, the Plan participant, notwithstanding that the Plan may be deemed to be the beneficiary owner of Shares; and (iii) for all Intermediaries that are insurance companies, the holder of interests in a variable annuity or variable life insurance contract issued by Intermediary.

      (d) The term "written" includes electronic writings and facsimile transmissions.

4.    Termination. This Agreement may be terminated by either party on sixty
      (60) days' written notice. Upon termination of this Agreement, any other agreement between Intermediary and ACIS or any affiliate of ACIS will terminate automatically, and Intermediary will no longer be permitted to offer or otherwise make available the Funds; provided, however, that if Rule 22c-2 is amended or rescinded such that ACIS is no longer required to have such agreements in place, such other agreements will not automatically terminate.

5. Counterparts and Delivery. This Agreement may be executed in two or more counterparts, each of which shall be an original and all of which together shall constitute one instrument. A signed copy of this Agreement delivered by facsimile or by emailing a copy in .pdf form shall be treated as an original and shall bind both parties just as would the exchange or originally signed copies.

IN WITNESS WHEREOF, the undersigned have executed this Agreement as of the latest date set forth below.



AMERICAN CENTURY INVESTMENT
                                            ------------------------------------
SERVICES, INC.                              Intermediary


By:                                         By:
          --------------------------            --------------------------------


Name:                                       Name:
       -----------------------------              ------------------------------
     Title:                                 Title:
               ---------------------                 ---------------------------
     Date:                                  Date:
              ----------------------              ------------------------------

                                            Contact Name:
                                                          ----------------------
                                            Address:
                                                     ---------------------------

                                            Phone No:
                                                      --------------------------
                                            Email address:
                                                           ---------------------


If Intermediary trades through the NSCC, provide assigned NSCC trading numbers:


American Century Assigned Trading Numbers:    Dealer #
                                                       -------------------------
                                              TPA#
                                                    ----------------------------

24(b)(8)(aa)



                        ARTICLE V. RULE 22C-2 AGREEMENT

This Rule 22c-2 Agreement, dated as of the date set forth below (the "Agreement"), is between Calvert Distributors, Inc. ("CDI"), as principal underwriter for each of the registered investment companies and their series within the Calvert Group of Funds other than any "excepted fund" as defined in Securities and Exchange Commission ("SEC") Rule 22c-2(b) under the Investment Company Act of 1940 (each a "Fund" and, collectively, the "Funds"), and the undersigned Company (the "Company"), a financial intermediary for purposes of Rule 22c-2 under the Investment Company Act of 1940 (Rule 22c-2") with respect to mutual funds distributed by CDI and serviced by Calvert Shareholder Services, Inc. ("CSSI"). This Agreement supplements and does not supersede any prior agreement between CDI or CSSI and the Company, as amended from time to time, relating to the distribution and/or servicing of Shares (as defined herein) of the Funds. To the extent of any conflict between any such prior agreement and the Agreement, the prior agreement shall control with respect to all matter other than any matters specifically relating to Rule 22c-2.

1.    Agreement to Provide Information

      (i) Indirect Intermediary Information. The Company agrees to use its best efforts to promptly determine upon written request received from CDI, but in any event not later than 10 business days following such request, whether any other person that holds shares of the Funds through the Company is an "indirect intermediary" under SEC Rule 22c-2. The Company shall not be obligated to provide information regarding the identity of any indirect intermediary to CDI, except where the Company chooses to have the participant information provided by the indirect intermediary to CDI (instead of providing it directly) and such information is necessary to facilitate such information reporting.

      (ii) Shareholder Information. The Company agrees to provide certain information to CDI solely for the purpose of facilitating the Funds' compliance with SEC Rule 22c-2. The Company agrees to provide CDI, upon written request, any or all of the information set forth in Attachment "A" hereto (the "Included / Reportable Data") with respect to all " Shareholders" (as defined herein) that purchases, redeemed, transferred or exchanged Shares through an account maintained by the Company during the period covered by the request; except that CDI shall not request that the Company report transactions other than "Shareholder-Initiated Exchange Purchases" and "Shareholder-Initiated Exchange Redemptions" without "Good Cause" as such terms are defined herein. CDI acknowledges and agrees that the Company will not be required to provide such information regarding a Shareholder if legal counsel to the Company furnishes a legal opinion addressed to CDI to the effect that the disclosure of such information is governed by a federal law, rule or regulation that preempts SEC Rule 22c-2 and prohibits such disclosure. If the Company is required by law to obtain Shareholder consent in order to provide certain information to the Fund, the Company will use reasonable efforts to obtain such consent. CDI shall not request any information that is not identified in the Included /Reportable Data, including without limitation the "Excluded / Non-reportable Data" set forth in Attachment A, unless (i) the Company is otherwise required to provide such information under applicable law, or (ii) the Company and CDI agree otherwise in writing.

            (a) Period Covered by Request. Requests shall set forth the specific period for which transaction information is sought. However, such period may not be earlier than three months from the date of request unless Good Cause exists. CDI shall not request transaction information more frequently than quarterly unless Good Cause exists. If Good Cause exists, CDI may request any transaction information that it has determined to be reasonably necessary to investigate compliance with the policies established by the Funds for the purpose of eliminating or reducing potentially harmful market timing or frequent trading.

            (b) Form and Timing of Response. The Company agrees to transmit the requested information that is on its books and records to CDI or its designee as soon as reasonably practicable after receipt of a request, but in any event not later than 10 business days after receipt of such request. If the accounts are indirect intermediary accounts and the requested information is not on the Company's books and records, the Company agrees to either (i) promptly obtain and transmit the requested information from the indirect intermediary, (ii) obtain assurances from the indirect imtermediary that the requested information will be provided to CDI promptly, or
                  (iii) block such indirect intermediary from purchasing additional Shares in nominee name on behalf of other persons. In such instances, the Company agrees to inform CDI regarding which of the foregoing options it will follow. The requested information shall be communicated in accordance with standards that are mutually agreed upon by the parties.

      (iii) Confidentiality and Limitations on Use of Information. CDI shall not use the information received from the Company or indirect intermediary for any purpose other than to comply with SEC Rule 22c-2, and any applicable laws, rules and regulations related thereto. CDI shall treat the information as strictly confidential and shall take such steps as are commercially reasonable to protect its confidentially and prevent the unauthorized disclosure or use of such information.

2. Agreement to Restrict Trading. The Company agrees to execute any written instructions from CDI to restrict or prohibit further purchases or exchanges of Shares by a Shareholder that has been identified by CDI as having engaged in transactions involving the Funds (directly or indirectly through the Company's account) that violate the trading policies established by the Funds for the purpose of eliminating or reducing potentially harmful market timing or frequent trading. If the requested restriction pertains to a Shareholder investing through an account held by an indirect intermediary, Company will forward CDI's written instructions to the indirect intermediary, and either (a) obtain assurances from the direct intermediary that it will promptly execute CDI's written instructions or (b) if the indirect intermediary cannot or refuses to execute CDI's written instructions, block such indirect intermediary from purchasing additional Shares in nominee name on behalf of other persons.

      (i) Form of Instructions. Instructions must include the Shareholder Information set forth in Section I(C) of Attachment A hereto, if known, and the specific restriction(s) to be executed. If such Shareholder Information is not known, the instructions must include an equivalent identifying number of the Shareholder(s) or account(s) or other agreed upon information to which the instruction relates. The instructions also shall provide a brief written explanation specifying how the Shareholder's trading activity violated the affected Funds' market timing or other abusive trading policies that the Company may provide to the Shareholder. Any instructions delivered by CDI that would require the Company to breach the redemption terms of a variable annuity or variable insurance contract issued by it shall be null and void, in which case CDI may deliver alternative instructions that will not involve the Company in any such breach.

      (ii) Timing of Response. The Company agrees to execute instructions within five business days after receipt of the instructions.

      (iii) Confirmation by Company. The Company shall provide confirmation to CDI, in writing or in a manner mutually agreed upon by the parties, that Company has, as applicable, (a) executed CDI's written instructions, (b) obtained assurances from the indirect intermediary that it has executed CDI's written instructions or (c) blocked such indirect intermediary from purchasing additional Shares in nominee name on behalf of other persons. The Company agrees to provide confirmation as soon as reasonably practicable, but in any event not later than ten business days after the instructions have been executed.

      (iv) Fund Policies. CDI shall provide to the Company upon request a brief written summary of the Funds' market timing or other abusive trading policies, which may be a copy of the applicable Fund prospectus, that the Company may provide to Shareholders upon request. CDI shall promptly notify the Company in writing whenever such policies materially change.

3. Redemption Fee & Market Timing Policy. In order to protect the interests of investors in the Funds, Company shall make reasonable efforts to support each Fund's efforts to restrict the short-term trading activities, including, without limitation, the accurate assessment of any applicable redemption fee and the implementation of each Fund's market timing policy as set forth under "How to Sell Shares - Redemption Fee" and "Other Calvert Features / Policies - Market Timing Policy", respectively, in the then-current prospectus for such Fund (or a substantially similar policy deemed sufficient by the Funds to effectuate the purpose of such Funds' established policies). A current prospectus for each Fund is available on Calvert's website at www.Calvert.com.

4.    Definitions

      (i) The term "Good Cause" shall mean any situation where the account has ezperienced unusual levels or patterns of volatility that appear to be inconsistent with the market timing policy of the applicable Fund.

      (ii) The term "Shares" means the interests of Shareholders corresponding to the securities of the record issued by the Fund held by the Company.

      (iii) The term "Shareholder" means a beneficial owner of Fund Shares held in nominee name, a participant in a participant-directed employee benefit plan who holds Fund Shares through that plan, a holder of interests in a Fund or unit investment trust that has invested in Fund Shares in reliance on Section 12(d)(1)(E) of the Investment Company Act and the holder of interests in a variable annuity or variable life insurance contract issued by the Company. The term "Shareholder" does not include a fund investing pursuant to Section 12(d)(1)(G) of the Act, a trust established pursuant to Section 529 of the Internal Revenue Code, or a holder of an interest in such a trust.

      (iv) The term "written" includes electronic writings and facsimile transmissions.

      (v) The term "Exchange Purchase" means any Shareholder-Initiated fund transfer of any portion of a Shareholder's assets into a Fund; provided that, such term does not include purchases into the Fund made with new assets invested in a Fund, but does include the purchase side of a non-systematic reallocation or rebalancing transaction.

      (vi) The term "Exchange Redemption" means any Shareholder-Initiated fund transfer of any portion of a Shareholder's assets out of a Fund; provided that, such term does not include the withdrawal or distribution of assets out of any omnibus account maintained by the Company, but does include the redemption side of a non-systematic reallocation or rebalancing transaction.

      (vii) The term "Shareholder-Initiated" means a voluntary trade or other transaction of any Fund effected at the direction of the Shareholder or such Shareholder's investment advisor.

5.    Miscellaneous

      (i) Force Majeure. Either party is excused from performance and shall not be liable for any delay in performance or non-performance, in whole or in part, caused by the occurrence of any event or contingency beyond the control of the parties, including, but not limited to, work stoppages, fires, civil disobedience, riots, rebellions, natural disasters, acts of God, and acts of war or terrorism. The party who has been so affected shall promptly give notice to the other party and shall use best efforts to resume performance. Upon receipt of such notice, all obligations under the Agreement shall be immediately suspended for the duration of such force majeure event.

      (ii) Severability of Agreement Provisions. It is the desire and intent of the parties that the provisions contained in this Agreement shall be enforceable to the fullest extent permitted by law. The invalidity and/or unenforceability in whole or in part of any provision of this Agreement shall not render invalid or unenforceable any other provision of this Agreement, which instead will remain in full force and effect. If a final judgment of a court or tribunal of competent jurisdiction determines that any term or provision contained herein is invalid or unenforceable, then the parties agree that the court or tribunal will have the power to reduce the scope or duration of the term or provision, to delete specific words or phrases or to replace any invalid or unenforceable term or provision with a term or provision that is valid and enforceable and that comes closest to expressing the intention of the invalid or unenforceable term or provision.

      (iii) Entire Agreement. This Agreement constitutes the entire understanding between the parties regarding the specific subject matter covered herein. No provisions herein contained shall be waived, modified or amended, except by an instrument in writing, duly executed by the parties hereto.

      (iv) Governing Law; Forum. THIS AGREEMENT SHALL BE CONSTRUED IN ACCORDANCE WITH AND GOVERNED BY THE LAWS OF THE STATE OF NEW YORK APPLICABLE TO AGREEMENTS MADE AND TO BE PERFORMED THEREIN WITHOUT REGARD TO CONFLICT OF LAWS PRINCIPLES. Each of the parties irrevocably consents to the non-exclusive personal jurisdiction of United States District Court, Southern District of New York, or in the event that such court does not have subject matter jurisdiction, then the New York State courts situated in New York County, State of New York, in connection with any action, suit or proceeding relating to or arising out of this Agreement or the transactions contemplated hereunder. To the extent permitted by applicable law, the parties hereto hereby waive and agree not to assert by way of motion, as a defense or otherwise in any suit, action or proceeding, any claim that it is not personally subject to the jurisdiction of such courts, that the suit, action of proceeding is brought in an inconvenient forum, or that the venue of the suit, action or proceeding is improper. THE PARTIES UNCONDITIONALLY WAIVE THEIR RESPECTIVE RIGHTS TO A JURY TRIAL FOR ANY CLAIM OR CAUSE OF ACTION BASED UPON OR ARISING, DIRECTLY OR INDIRECTLY, OUT OF THIS AGREEMENT.

      (v) No Implied Waivers. No delay or omission by either party to exercise its rights and remedies in connection with the breach or default of the other shall operate as or be construed as a waiver of such rights or remedies as to any subsequent breach.

      (vi) Counterparts. The Agreement may be executed in any number of counterparts, but all counterparts hereof shall together constitute but one agreement.

     (vii) Assignment. This Agreement is not assignable by either party without the prior written consent of the other party.

     (viii) Capacity. Each party represents that it is under no incapacity to enter into or perform this Agreement and that each person signing this Agreement on its behalf has the authority to do so.

      (ix) Captions. The captions appearing in this Agreement are inserted only as a matter of convenience and for reference and in no way define, limit or describe the scope and intent of this Agreement or any of the provisions hereof.

      (x)   Termination. Either party may terminate this Agreement upon thirty
            (30) days' written notice.

      (xi) Notices. All notices or other communications to CDI or to the Company, as applicable, shall be duly given if (i) mailed, first class postage prepaid, hand delivered or sent by overnight courier service to the applicable address set forth below or (ii) sent to an authorized employee, agent or representative of CDI or the Company, as applicable, by electronic mail or by facsimile.

                  Section 1. Please print or type information


MIDLAND NATIONAL LIFE INSURANCE                CALVERT DISTRIBUTORS, INC.
COMPANY
Attn:  Variable Annuity Department             4550 Montgomery Avenue
4601 Westown Parkway, Suite 300                         Suite 1000N
West Des Moines, IA  50266                              Bethesda, Maryland 20814
                                                        1-800-368-2745
Phone 1-866-270-9564
Fax 1-866-270-9565





BY:                                BY:
     ------------------------------   ------------------------------------------
Title:  Assistant Vice President            Title:  Senior Vice President

Print Name:                        Print Name:
             ----------------------            ---------------------------------






5.1   Attachment A



      (a)   SHAREHOLDER TRANSACTION REPORTING


            (1)   DATA STANDARDS FOR FINANCIAL INTERMEDIARIES



INCLUDED / REPORTABLE DATA

1.    Identification Information



      Company Identification - The Company's alpha or numeric company identifier (e.g., NSCC number). Fund/Omnibus Account Number - The Company's trading account number known to the Fund. Company Fund Identification - The individual fund identifier used by the Company's system(s). Indirect Company Identification - The Company's alpha or numeric identifier for another party (e.g., a third party administrator for any employer sponsored retirement and benefits plans ("Plan")) that holds the account information.

2.    Plan Information

      1. Plan Identification - The Company's alpha or numeric identifier (e.g., Plan number).

      2.    Plan Name

3. Shareholder Information - The (i) taxpayer identification number/social security number, or a reasonable portion thereof (if known), or such other unique participant identification number, which, in the case of a non-U.S. Shareholder may be that Shareholder's International Taxpayer Identification Number or other government issued identifier and (ii) in the case of a variable annuity or variable insurance contract, the contract owner number or participant account number.



4.    Trade Data

      Trade Date(s) (e.g., NAV date)
      Transaction Type (e.g., purchase, redemption, transfer or exchange) Dollar Amount
      Security Identification (e.g., CUSIP)
      System Identification - The Company's alpha or numeric identifier for certain trading systems or trade sources.

      EXCLUDED / NON-REPORTABLE DATA



      A. Shareholder or Plan share or dollar account balance information (e.g., share balance following a transaction, and share balance "as of" or for particular holding period).

      B.    Information on funds of other fund companies.

      C.    Agent or broker/dealer identification.

      D.    Shareholder name and address.

24(b)(8)(bb)


                        ARTICLE VI. AMENDED AND RESTATED


                             PARTICIPATION AGREEMENT

                                      Among

                       VARIABLE INSURANCE PRODUCTS FUNDS,

                        FIDELITY DISTRIBUTORS CORPORATION

                                       And

               Section 1. MIDLAND NATIONAL LIFE INSURANCE COMPANY

THIS AGREEMENT, made and entered into as of the 12TH day of March, 2007 by and among MIDLAND NATIONAL LIFE INSURANCE COMPANY, (hereinafter the "Company"), an Iowa corporation, on its own behalf and on behalf of each segregated asset account of the Company set forth on Schedule A hereto as may be amended from time to time (each such account hereinafter referred to as the "Account"); and FIDELITY DISTRIBUTORS CORPORATION (hereinafter the "Underwriter"), a Massachusetts corporation; and each of VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II, VARIABLE INSURANCE PRODUCTS FUND III and VARIABLE INSURANCE PRODUCTS FUND IV, each an unincorporated business trust organized under the laws of the Commonwealth of Massachusetts (each referred to hereinafter as the "Fund").

6.1   RECITALS

WHEREAS, each Fund engages in business as an open-end management investment company and is available to act as the investment vehicle for separate accounts established for variable life insurance policies and variable annuity contracts (collectively, the "Variable Insurance Products") and qualified pension and retirement plans within the meaning of Treasury Regulation section 1.817-5(f)(3)(iii) ("Qualified Plans") to be offered by insurance companies which have entered into participation agreements with the Fund and the Underwriter (hereinafter "Participating Insurance Companies"); and

WHEREAS, the beneficial interest in each Fund is divided into several series of shares, each representing the interest in a particular managed portfolio of securities and other assets, any one or more of which may be made available under this Agreement, as may be amended from time to time by mutual agreement of the parties hereto (each such series hereinafter referred to as a "Portfolio"); and

WHEREAS, each Fund has obtained an order from the Securities and Exchange Commission, dated October 15, 1985 (File No. 812-6102) or September 17, 1986 (File No. 812-6422), granting Participating Insurance Companies and variable annuity and variable life insurance separate accounts exemptions from the provisions of sections 9(a), 13(a), 15(a), and 15(b) of the Investment Company Act of 1940, as amended, (hereinafter the "1940 Act") and Rules 6e-2(b) (15) and 6e-3(T) (b) (15) thereunder, to the extent necessary to permit shares of the Fund to be sold to and held by variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies (hereinafter the "Shared Funding Exemptive Order"); and

WHEREAS, each Fund is registered as an open-end management investment company under the 1940 Act and its shares are registered under the Securities Act of 1933, as amended (hereinafter the "1933 Act"); and

WHEREAS, Fidelity Management & Research Company (the "Adviser") is duly registered as an investment adviser under the federal Investment Advisers Act of 1940 and any applicable state securities law; and

WHEREAS, the variable life insurance and/or variable annuity products identified on Schedule A hereto ("Contracts") have been or will be registered by the Company under the 1933 Act, unless such Contracts are exempt from registration thereunder; and

WHEREAS, each Account is a duly organized, validly existing segregated asset account, established by resolution of the Board of Directors of the Company, on the date shown for such Account on Schedule A hereto, to set aside and invest assets attributable to the aforesaid Contracts; and

WHEREAS, the Company has registered or will register each Account as a unit investment trust under the 1940 Act, unless such Account is exempt from registration thereunder; and

WHEREAS, the Underwriter is registered as a broker dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as amended, (hereinafter the "1934 Act"), and is a member in good standing of the National Association of Securities Dealers, Inc. (hereinafter "NASD"); and

WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase shares in the Portfolios on behalf of each Account to fund certain of the aforesaid Contracts and the Underwriter is authorized to sell such shares to each Account at net asset value;


                              Section 2. AGREEMENT

NOW, THEREFORE, in consideration of their mutual promises, the Company, the Underwriter and each Fund agree as follows:

                          ARTICLE A. Form of Agreement

(a) Although the parties have executed this Agreement in the form of a Master Participation Agreement for administrative convenience, this Agreement shall create a separate participation agreement for each Fund, as though the Company and the Underwriter had executed a separate, identical form of participation agreement with each Fund. No rights, responsibilities or liabilities of any Fund shall be attributed to any other Fund.

                         ARTICLE I. Sale of Fund Shares

      1.1. The Underwriter agrees to sell to the Company those shares of the Fund which each Account orders, executing such orders on a daily basis at the net asset value next computed after receipt by the Fund or its designee of the order for the shares of the Fund. For purposes of this Section 1.1, the Company shall be the designee of the Fund for receipt of such orders from each Account and receipt by such designee shall constitute receipt by the Fund; provided that the Fund receives notice of such order by 9:00 a.m. Boston time on the next following Business Day. Beginning within three months of the effective date of this Agreement, the Company agrees that all order for the purchase and redemption of Fund shares on behalf of the Accounts will be placed by the Company with the Funds or their transfer agent by electronic transmission. "Business Day" shall mean any day on which the New York Stock Exchange is open for trading and on which the Fund calculates its net asset value pursuant to the rules of the Securities and Exchange Commission.

      1.2. The Fund agrees to make its shares available indefinitely for purchase at the applicable net asset value per share by the Company and its Accounts on those days on which the Fund calculates its net asset value pursuant to rules of the Securities and Exchange Commission and the Fund shall use reasonable efforts to calculate such net asset value on each day which the New York Stock Exchange is open for trading. Notwithstanding the foregoing, the Board of Trustees of the Fund (hereinafter the "Board") may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

      1.3. The Fund and the Underwriter agree that shares of the Fund will be sold only to Participating Insurance Companies and their separate accounts and Qualified Plans. No shares of any Portfolio will be sold to the general public.

      1.4. The Fund and the Underwriter will not sell Fund shares to any insurance company, separate account or Qualified Plan unless an agreement containing provisions substantially the same as Articles I, III, V, VII and
Section 2.5 of Article II of this Agreement is in effect to govern such sales.

      1.5. The Fund agrees to redeem for cash, on the Company's request, any full or fractional shares of the Fund held by the Company, executing such requests on a daily basis at the net asset value next computed after receipt by the Fund or its designee of the request for redemption. For purposes of this
Section 1.5, the Company shall be the designee of the Fund for receipt of requests for redemption from each Account and receipt by such designee shall constitute receipt by the Fund; provided that the Fund receives notice of such request for redemption on the next following Business Day. This section shall not apply to VIP Fund shares or share classes that are subject to redemption fees. The Company shall not purchase or redeem VIP Fund shares that are subject to redemption fees, including shares of Portfolios or share classes that later become subject to redemption fees, in the absence of an additional written agreement signed by all parties.

      1.6. The Company agrees that purchases and redemptions of Portfolio shares offered by the then current prospectus of the Fund shall be made in accordance with the provisions of such prospectus.

      1.7. The Company shall pay for Fund shares on the next Business Day after an order to purchase Fund shares is made in accordance with the provisions of
Section 1.1 hereof. Payment shall be in federal funds transmitted by wire. For purpose of Section 2.10 and 2.11, upon receipt by the Fund of the federal funds so wired, such funds shall cease to be the responsibility of the Company and shall become the responsibility of the Fund.

      1.8. Issuance and transfer of the Fund's shares will be by book entry only. Stock certificates will not be issued to the Company or any Account. Shares ordered from the Fund will be recorded in an appropriate title for each Account or the appropriate subaccount of each Account.

      1.9. The Fund shall furnish same day notice (by wire or telephone, followed by written confirmation) to the Company of any income, dividends or capital gain distributions payable on the Fund's shares. The Company hereby elects to receive all such income dividends and capital gain distributions as are payable on the Portfolio shares in additional shares of that Portfolio. The Company reserves the right to revoke this election and to receive all such income dividends and capital gain distributions in cash. The Fund shall notify the Company of the number of shares so issued as payment of such dividends and distributions.

      1.10. The Fund shall make the net asset value per share for each Portfolio available to the Company on a daily basis as soon as reasonably practical after the net asset value per share is calculated (normally by 6:30 p.m. Boston time) and shall use its best efforts to make such net asset value per share available by 7 p.m. Boston time.

      1.11. The parties agree that the Contracts are not intended to serve as vehicles for frequent transfers among the Portfolios in response to short-term stock market fluctuations.

      A.    Accordingly, the Company represents and warrants that:

            (a) all purchase and redemption orders it provides under this
            Article I shall result solely from Contract Owner transactions fully received and recorded by the Company before the time as of which each applicable VIP Portfolio net asset value was calculated (currently 4:00 p.m. e.s.t);

            (b) it will comply with its policies and procedures designed to prevent excessive trading as approved by the Fund, or will comply with the Fund's policies and procedures regarding excessive trading as set forth in the Fund's prospectus, but in no event shall this provision require the Company to breach any terms of its existing Contracts;

            (c) any annuity contract forms or variable life insurance policy forms not in use at the time of execution of this Agreement, but added to in the future via amendment of Schedule A hereto, will contain language reserving to the Company the right to refuse to accept instructions from persons that engage in market timing or other excessive or disruptive trading activity.

      B. The Company agrees to provide the Fund, upon written request, the taxpayer identification number ("TIN"), if known, of any or all Contract Owner(s) of the account and the amount, date, name or other identifier of any investment professional(s) associated with the Contract Owner (s) or account (if known), and transaction type (purchase, redemption, transfer, or exchange) of every purchase, redemption, transfer, or exchange of Shares held through an account maintained by the Company during the period covered by the request.

            (a) The Fund will request information pursuant to Section 1.11B. which sets forth a specific period for which transaction information is sought.. The Fund may request transaction information it deems necessary to investigate compliance with policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding shares issued by the Fund. [or if daily feeds of transaction information on an ongoing basis: Unless otherwise directed by the Fund, the Company agrees to provide the information specified in Section 1.11B. for each trading day.]

            (b) The Company agrees to transmit the requested information that is on its books and records to the Fund or its designee promptly, but in any event not later than five business days, after receipt of a request. If the requested information is not on the Company's books and records, the Company agrees to: (i) provide or arrange to provide to the Fund the requested information from Contract Owners who hold an account with an indirect intermediary; or (ii) if directed by the Fund, block further purchases of Fund Shares from such indirect intermediary. In such instance, the Company agrees to inform the Fund whether it plans to perform (i) or (ii). Responses required by this paragraph must be communicated in writing and in a format mutually agreed upon by the parties. To the extent practicable, the format for any transaction information provided to the Fund should be consistent with the NSCC Standardized Data Reporting Format. For purposes of this provision, an "indirect intermediary" has the same meaning as in SEC Rule 22c-2 under the 1940 Act.

            (c) The Fund agrees not to use the information received for marketing or any other similar purpose without the prior written consent of the Company.

      C. The Company agrees to execute written instructions from the Fund to restrict or prohibit further purchases or exchanges of Shares by a Contract Owner that has been identified by the Fund as having engaged in transactions of the Fund's Shares (directly or indirectly through the Company's account) that violate policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding Shares issued by the Fund, except that this provision shall not require the Company to breach any terms of its existing contracts with Contract owners.

            (a) Instructions from the Fund will include the TIN, if known, and the specific restriction(s) to be executed. If the TIN is not known, the instructions will include an equivalent identifying number of the Contract Owner(s) or account(s) or other agreed upon information to which the instruction relates.

            (b) The Company agrees to execute instructions as soon as reasonably practicable, but not later than five business days after receipt of the instructions by the Company.

            (c) The Company must provide written confirmation to the Fund that instructions have been executed. The Company agrees to provide confirmation as soon as reasonably practicable, but not later than five business days after the instructions have been executed.

      D.    For purposes of this paragraph:

            (a) The term "Fund" includes the Fund's principal underwriter and transfer agent. The term not does include any "excepted funds" as defined in SEC Rule 22c-2(b) under the 1940 Act.

            (b) The term "Shares" means the interests of Shareholders corresponding to the redeemable securities of record issued by the Fund under the 1940 Act that are held by the Company.

            (c) The term "Contract Owner" means the holder of interests in a variable annuity or variable life insurance contract issued by the Company.

            (d) The term "written" includes electronic writings and facsimile transmissions.

1.12

      A. Company agrees to comply with its obligations under applicable antimoney laundering ("AML") laws, rules and regulations, including but not limited to its obligations under the United States Bank Secrecy Act of 1970, as amended (by the USA PATRIOT Act of 2001 and other laws), and the rules, regulations and official guidance issued thereunder (collectively, the "BSA").

      B. The Company agrees to undertake inquiry and due diligence regarding the customers to whom the Company offers and/or sells Portfolio shares or on whose behalf the Company purchases Portfolio shares and that the inquiry and due diligence is reasonably designed to determine that the Company is not prohibited from dealing with any such customer by (i) any sanction administered by the Office of Foreign Assets Control ("OFAC") of the U.S. Department of the Treasury (collectively, the "Sanctions"); or (ii) any of the Special Measures.

      C. The Company hereby represents, covenants and warrants to the Fund and the Underwriter that:

            (a) None of the Company's employees who are authorized in connection with their employment to transact business with the Fund or Underwriter in accounts in the Company's name, in any nominee name maintained for the Company, or for which the Company serves as financial institution of record are designated or targeted under any of the Sanctions or Special Measures and that no transactions placed in any such accounts by any of the Company's authorized employees will contravene any of the Sanctions or Special Measures;

            (b) As the Sanctions or Special Measures are updated, the Company shall periodically review them to confirm that none of the Company's employees that are authorized to transact business with the Fund or Underwriter are designated or targeted under any of the Sanctions or Special Measures; and

            (c) The Company, including any of the Company's affiliates, does not maintain offices in any country or territory to which any of the Sanctions or Special Measures prohibit the export of services or other dealings.

      D. The Company agrees to notify the Fund and the Underwriter or the Portfolios' transfer agent promptly when and if it learns that the establishment or maintenance of any account holding, or transaction in or relationship with a holder of, Portfolio shares pursuant to this Agreement violates or appears to violate any of the Sanctions or Special Measures.

                   ARTICLE II. Representations and Warranties

      2.1. The Company represents and warrants that the Contracts are or will be registered under the 1933 Act or are exempt from registration thereunder; that the Contracts will be issued and sold in compliance in all material respects with all applicable Federal and State laws and that the sale of the Contracts shall comply in all material respects with state insurance suitability requirements. The Company further represents and warrants that it is an insurance company duly organized and in good standing under applicable law and that it has legally and validly established each Account prior to any issuance or sale thereof as a segregated asset account under Section 508A.1 of the Iowa Insurance Code and that each Account is either registered or exempt from registration as a unit investment trust in accordance with the provisions of the 1940 Act to serve as a segregated investment account for the Contracts.

      2.2. The Fund represents and warrants that Fund shares sold pursuant to this Agreement shall be registered under the 1933 Act, duly authorized for issuance and sold in compliance with the laws of the State of Iowa and all applicable federal and state securities laws and that the Fund is and shall remain registered under the 1940 Act. The Fund shall amend the Registration Statement for its shares under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares. The Fund shall register and qualify the shares for sale in accordance with the laws of the various states only if and to the extent deemed advisable by the Fund or the Underwriter.

      2.3. The Fund represents that it is currently qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code") and that it will make every effort to maintain such qualification (under Subchapter M or any successor or similar provision) and that it will notify the Company immediately upon having a reasonable basis for believing that it has ceased to so qualify or that it might not so qualify in the future.

      2.4. The Company represents that the Contracts are currently treated as endowment, life insurance or annuity insurance contracts, under applicable provisions of the Code and that it will make every effort to maintain such treatment and that it will notify the Fund and the Underwriter immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future.

      2.5. (a) With respect to Initial Class shares, the Fund currently does not intend to make any payments to finance distribution expenses pursuant to Rule 12b-1 under the 1940 Act or otherwise, although it may make such payments in the future. The Fund has adopted a "no fee" or "defensive" Rule 12b-1 Plan under which it makes no payments for distribution expenses. To the extent that it decides to finance distribution expenses pursuant to Rule 12b-1, the Fund undertakes to have a board of trustees, a majority of whom are not interested persons of the Fund, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

      (b) With respect to Service Class shares and Service Class 2 shares, the Fund has adopted Rule 12b-1 Plans under which it makes payments to finance distribution expenses. The Fund represents and warrants that it has a board of trustees, a majority of whom are not interested persons of the Fund, which has formulated and approved each of its Rule 12b-1 Plans to finance distribution expenses of the Fund and that any changes to the Fund's Rule 12b-1 Plans will be approved by a similarly constituted board of trustees.

      2.6. The Fund makes no representation as to whether any aspect of its operations (including, but not limited to, fees and expenses and investment policies) complies with the insurance laws or regulations of the various states except that the Fund represents that the Fund's investment policies, fees and expenses are and shall at all times remain in compliance with the laws of the State of Iowa and the Fund and the Underwriter represent that their respective operations are and shall at all times remain in material compliance with the laws of the State of Iowa to the extent required to perform this Agreement.

      2.7. The Underwriter represents and warrants that it is a member in good standing of the NASD and is registered as a broker-dealer with the SEC. The Underwriter further represents that it will sell and distribute the Fund shares in accordance with the laws of the Commonwealth of Massachusetts and all applicable state and federal securities laws, including without limitation the 1933 Act, the 1934 Act, and the 1940 Act.

      2.8. The Fund represents that it is lawfully organized and validly existing under the laws of the Commonwealth of Massachusetts and that it does and will comply in all material respects with the 1940 Act.

      2.9. The Underwriter represents and warrants that the Adviser is and shall remain duly registered in all material respects under all applicable federal and state securities laws and that the Adviser shall perform its obligations for the Fund in compliance in all material respects with the laws of the Commonwealth of Massachusetts and any applicable state and federal securities laws.

      2.10. The Fund and Underwriter represent and warrant that all of their directors, officers, employees, investment advisers, and other individuals/entities dealing with the money and/or securities of the Fund are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Fund in an amount not less than the minimal coverage as required currently by Rule 17g-(1) of the 1940 Act or related provisions as may be promulgated from time to time. The aforesaid Bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.

      2.11. The Company represents and warrants that all of its directors, officers, employees, investment advisers, and other individuals/entities dealing with the money and/or securities of the Fund are covered by a blanket fidelity bond or similar coverage for the benefit of the Fund, and that said bond is issued by a reputable bonding company, includes coverage for larceny and embezzlement, and is in an amount not less than $5 million. The Company agrees to make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, and agrees to notify the Fund and the Underwriter in the event that such coverage no longer applies.

             ARTICLE III. Prospectuses and Proxy Statements; Voting

      3.1. The Underwriter shall provide the Company with as many printed copies of the Fund's current prospectus and Statement of Additional Information as the Company may reasonably request. If requested by the Company in lieu thereof, the Fund shall provide camera-ready film containing the Fund's prospectus and Statement of Additional Information, and such other assistance as is reasonably necessary in order for the Company once each year (or more frequently if the prospectus and/or Statement of Additional Information for the Fund is amended during the year) to have the prospectus, private offering memorandum or other disclosure document ("Disclosure Document") for the Contracts and the Fund's prospectus printed together in one document, and to have the Statement of Additional Information for the Fund and the Statement of Additional Information for the Contracts printed together in one document. Alternatively, the Company may print the Fund's prospectus and/or its Statement of Additional Information in combination with other fund companies' prospectuses and statements of additional information. Except as provided in the following three sentences, all expenses of printing and distributing Fund prospectuses and Statements of Additional Information shall be the expense of the Company. For prospectuses and Statements of Additional Information provided by the Company to its existing owners of Contracts in order to update disclosure annually as required by the 1933 Act and/or the 1940 Act, the cost of printing shall be borne by the Fund. If the Company chooses to receive camera-ready film in lieu of receiving printed copies of the Fund's prospectus, the Fund will reimburse the Company in an amount equal to the product of A and B where A is the number of such prospectuses distributed to owners of the Contracts, and B is the Fund's per unit cost of typesetting and printing the Fund's prospectus. The same procedures shall be followed with respect to the Fund's Statement of Additional Information. The Company agrees to provide the Fund or its designee with such information as may be reasonably requested by the Fund to assure that the Fund's expenses do not include the cost of printing any prospectuses or Statements of Additional Information other than those actually distributed to existing owners of the Contracts.

      3.2. The Fund's prospectus shall state that the Statement of Additional Information for the Fund is available from the Underwriter or the Company (or in the Fund's discretion, the Prospectus shall state that such Statement is available from the Fund).

      3.3. The Fund, at its expense, shall provide the Company with copies of its proxy statements, reports to shareholders, and other communications (except for prospectuses and Statements of Additional Information, which are covered in
Section 3.1) to shareholders in such quantity as the Company shall reasonably require for distributing to Contract owners.

      3.4. If and to the extent required by law the Company shall:

            (i) solicit voting instructions from Contract owners;

            (ii) vote the Fund shares in accordance with instructions received from Contract owners; and

            (iii) vote Fund shares for which no instructions have been received in a particular separate account in the same proportion as Fund shares of such portfolio for which instructions have been received in that separate account, so long as and to the extent that the Securities and Exchange Commission continues to interpret the 1940 Act to require pass-through voting privileges for variable contract owners. The Company reserves the right to vote Fund shares held in any segregated asset account in its own right, to the extent permitted by law. Participating Insurance Companies shall be responsible for assuring that each of their separate accounts participating in the Fund calculates voting privileges in a manner consistent with the standards set forth on Schedule B attached hereto and incorporated herein by this reference, which standards will also be provided to the other Participating Insurance Companies.

      3.5. The Fund will comply with all provisions of the 1940 Act requiring voting by shareholders, and in particular the Fund will either provide for annual meetings or comply with Section 16(c) of the 1940 Act (although the Fund is not one of the trusts described in Section 16(c) of that Act) as well as with Sections 16(a) and, if and when applicable, 16(b). Further, the Fund will act in accordance with the Securities and Exchange Commission's interpretation of the requirements of Section 16(a) with respect to periodic elections of trustees and with whatever rules the Commission may promulgate with respect thereto.

                   ARTICLE IV. Sales Material and Information

      4.1. The Company shall furnish, or shall cause to be furnished, to the Fund or its designee, each piece of sales literature or other promotional material in which the Fund or its investment adviser or the Underwriter is named, at least fifteen Business Days prior to its use. No such material shall be used if the Fund or its designee reasonably objects to such use within fifteen Business Days after receipt of such material.

      4.2. The Company shall not give any information or make any representations or statements on behalf of the Fund or concerning the Fund in connection with the sale of the Contracts other than the information or representations contained in the registration statement or prospectus for the Fund shares, as such registration statement and prospectus may be amended or supplemented from time to time, or in reports or proxy statements for the Fund, or in sales literature or other promotional material approved by the Fund or its designee or by the Underwriter, except with the permission of the Fund or the Underwriter or the designee of either.

      4.3. The Fund, Underwriter, or its designee shall furnish, or shall cause to be furnished, to the Company or its designee, each piece of sales literature or other promotional material in which the Company and/or its separate account(s), is named at least fifteen Business Days prior to its use. No such material shall be used if the Company or its designee reasonably objects to such use within fifteen Business Days after receipt of such material.

      4.4. The Fund and the Underwriter shall not give any information or make any representations on behalf of the Company or concerning the Company, each Account, or the Contracts other than the information or representations contained in a registration statement or Disclosure Document for the Contracts, as such registration statement or Disclosure Document may be amended or supplemented from time to time, or in published reports for each Account which are in the public domain or approved by the Company for distribution to Contract owners, or in sales literature or other promotional material approved by the Company or its designee, except with the permission of the Company.

      4.5. The Fund will provide to the Company at least one complete copy of all registration statements, prospectuses, Statements of Additional Information, reports, proxy statements, sales literature and other promotional materials, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to the Fund or its shares, contemporaneously with the filing of such document with the Securities and Exchange Commission or other regulatory authorities.

      4.6. The Company will provide to the Fund at least one complete copy of all registration statements, Disclosure Documents, Statements of Additional Information, reports, solicitations for voting instructions, sales literature and other promotional materials, applications for exemptions, requests for no action letters, and all amendments to any of the above, that relate to or affect the Fund, the Contracts or each Account, contemporaneously with the filing of such document with the SEC or other regulatory authorities or, if a Contract and its associated Account are exempt from registration, at the time such documents are first published.

      4.7. For purposes of this Article IV, the phrase "sales literature or other promotional material" includes, but is not limited to, any of the following that refer to the Fund or any affiliate of the Fund: advertisements (such as material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, or other public media), sales literature (i.e., any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, and registration statements, Disclosure Documents, Statements of Additional Information, shareholder reports, and proxy materials.

                          ARTICLE V. Fees and Expenses

      5.1. The Fund and Underwriter shall pay no fee or other compensation to the Company under this agreement, except that if the Fund or any Portfolio adopts and implements a plan pursuant to Rule 12b-1 to finance distribution expenses, then the Underwriter may make payments to the Company or to the underwriter for the Contracts if and in amounts agreed to by the Underwriter in writing and such payments will be made out of existing fees otherwise payable to the Underwriter, past profits of the Underwriter or other resources available to the Underwriter. No such payments shall be made directly by the Fund.

      5.2. All expenses incident to performance by the Fund under this Agreement shall be paid by the Fund. The Fund shall see to it that all its shares are registered and authorized for issuance in accordance with applicable federal law and, if and to the extent deemed advisable by the Fund, in accordance with applicable state laws prior to their sale. The Fund shall bear the expenses for the cost of registration and qualification of the Fund's shares, preparation and filing of the Fund's prospectus and registration statement, proxy materials and reports, setting the prospectus in type, setting in type and printing the proxy materials and reports to shareholders (including the costs of printing a prospectus that constitutes an annual report), the preparation of all statements and notices required by any federal or state law, and all taxes on the issuance or transfer of the Fund's shares.

      5.3. The Company shall bear the expenses of distributing the Fund's prospectus and reports to owners of Contracts issued by the Company. The Fund shall bear the costs of soliciting Fund proxies from Contract owners, including the costs of mailing proxy materials and tabulating proxy voting instructions, not to exceed the costs charged by any service provider engaged by the Fund for this purpose. The Fund and the Underwriter shall not be responsible for the costs of any proxy solicitations other than proxies sponsored by the Fund.

                           ARTICLE VI. Diversification


      6.1. The Fund will at all times invest money from the Contracts in such a manner as to ensure that the Contracts will be treated as variable contracts under the Code and the regulations issued thereunder. Without limiting the scope of the foregoing, the Fund will at all times comply with Section 817(h) of the Code and Treasury Regulation 1.817-5, relating to the diversification requirements for variable annuity, endowment, or life insurance contracts and any amendments or other modifications to such Section or Regulations. In the event of a breach of this Article VI by the Fund, it will take all reasonable steps (a) to notify Company of such breach and (b) to adequately diversify the Fund so as to achieve compliance within the grace period afforded by Regulation 1.817-5.

                        ARTICLE VII. Potential Conflicts

      7.1. The Board will monitor the Fund for the existence of any material irreconcilable conflict between the interests of the contract owners of all separate accounts investing in the Fund. An irreconcilable material conflict may arise for a variety of reasons, including: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Portfolio are being managed; (e) a difference in voting instructions given by variable annuity contract and variable life insurance contract owners; or (f) a decision by an insurer to disregard the voting instructions of contract owners. The Board shall promptly inform the Company if it determines that an irreconcilable material conflict exists and the implications thereof.

      7.2. The Company will report any potential or existing conflicts of which it is aware to the Board. The Company will assist the Board in carrying out its responsibilities under the Shared Funding Exemptive Order, by providing the Board with all information reasonably necessary for the Board to consider any issues raised. This includes, but is not limited to, an obligation by the Company to inform the Board whenever contract owner voting instructions are disregarded.

      7.3. If it is determined by a majority of the Board, or a majority of its disinterested trustees, that a material irreconcilable conflict exists, the Company and other Participating Insurance Companies shall, at their expense and to the extent reasonably practicable (as determined by a majority of the disinterested trustees), take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict, up to and including: (1), withdrawing the assets allocable to some or all of the separate accounts from the Fund or any Portfolio and reinvesting such assets in a different investment medium, including (but not limited to) another Portfolio of the Fund, or submitting the question whether such segregation should be implemented to a vote of all affected Contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., annuity contract owners, life insurance contract owners, or variable contract owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected contract owners the option of making such a change; and (2), establishing a new registered management investment company or managed separate account.

      7.4. If a material irreconcilable conflict arises because of a decision by the Company to disregard contract owner voting instructions and that decision represents a minority position or would preclude a majority vote, the Company may be required, at the Fund's election, to withdraw the affected Account's investment in the Fund and terminate this Agreement with respect to such Account; provided, however that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board. Any such withdrawal and termination must take place within six (6) months after the Fund gives written notice that this provision is being implemented, and until the end of that six month period the Underwriter and Fund shall continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Fund.

      7.5. If a material irreconcilable conflict arises because a particular state insurance regulator's decision applicable to the Company conflicts with the majority of other state regulators, then the Company will withdraw the affected Account's investment in the Fund and terminate this Agreement with respect to such Account within six months after the Board informs the Company in writing that it has determined that such decision has created an irreconcilable material conflict; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board. Until the end of the foregoing six month period, the Underwriter and Fund shall continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Fund.

      7.6. For purposes of Sections 7.3 through 7.6 of this Agreement, a majority of the disinterested members of the Board shall determine whether any proposed action adequately remedies any irreconcilable material conflict, but in no event will the Fund be required to establish a new funding medium for the Contracts. The Company shall not be required by Section 7.3 to establish a new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of Contract owners materially adversely affected by the irreconcilable material conflict. In the event that the Board determines that any proposed action does not adequately remedy any irreconcilable material conflict, then the Company will withdraw the Account's investment in the Fund and terminate this Agreement within six (6) months after the Board informs the Company in writing of the foregoing determination, provided, however, that such withdrawal and termination shall be limited to the extent required by any such material irreconcilable conflict as determined by a majority of the disinterested members of the Board.

      7.7. If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provision of the Act or the rules promulgated thereunder with respect to mixed or shared funding (as defined in the Shared Funding Exemptive Order) on terms and conditions materially different from those contained in the Shared Funding Exemptive Order, then (a) the Fund and/or the Participating Insurance Companies, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such rules are applicable; and (b) Sections 3.4, 3.5, 7.1, 7.2, 7.3, 7.4, and 7.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.

                          ARTICLE VIII. Indemnification


      8.1. Indemnification By The Company

            8.1(a). The Company agrees to indemnify and hold harmless the Fund and each trustee of the Board and officers and each person, if any, who controls the Fund within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company) or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of, or investment in, the Fund's shares or the Contracts and:

                  (i) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the Disclosure Documents for the Contracts or contained in the Contracts or sales literature for the Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company by or on behalf of the Fund for use in any Disclosure Document relating to the Contracts or in the Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

                  (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature of the Fund not supplied by the Company, or persons under its control) or wrongful conduct of the Company or persons under its control, with respect to the sale or distribution of the Contracts or Fund Shares; or

                  (iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, prospectus, or sales literature of the Fund or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon and in conformity with information furnished to the Fund by or on behalf of the Company; or

                  (iv) arise as a result of any failure by the Company to provide the services and furnish the materials under the terms of this Agreement; or

                  (v) arise out of or result from any material breach of any representation and/or warranty made by the Company in this Agreement or arise out of or result from any other material breach of this Agreement by the Company, as limited by and in accordance with the provisions of Sections 8.1(b) and 8.1(c) hereof.

            8.1(b). The Company shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation incurred or assessed against an Indemnified Party as such may arise from such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement or to the Fund, whichever is applicable.

            8.1(c). The Company shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Company in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Company of any such claim shall not relieve the Company from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, the Company shall be entitled to participate, at its own expense, in the defense of such action. The Company also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from the Company to such party of the Company's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Company will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

            8.1(d). The Indemnified Parties will promptly notify the Company of the commencement of any litigation or proceedings against them in connection with the issuance or sale of the Fund Shares or the Contracts or the operation of the Fund.

      8.2. Indemnification by the Underwriter

            8.2(a). The Underwriter agrees to indemnify and hold harmless the
                  Company and each of its directors and officers and each person, if any, who controls the Company within the meaning of
                  Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Underwriter) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of, or investment in, the Fund's shares or the Contracts and:

                  (i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement or prospectus or sales literature of the Fund (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Underwriter or Fund by or on behalf of the Company for use in the registration statement or prospectus for the Fund or in sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

                  (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the Registration Statement, prospectus or sales literature for the Contracts not supplied by the Underwriter or persons under its control) or wrongful conduct of the Fund, Adviser or Underwriter or persons under their control, with respect to the sale or distribution of the Contracts or Fund shares; or

                  (iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Disclosure Document or sales literature covering the Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon and in conformity with information furnished to the Company by or on behalf of the Fund; or

                  (iv) arise as a result of any failure by the Fund to provide the services and furnish the materials under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification requirements specified in Article VI of this Agreement); or

                  (v) arise out of or result from any material breach of any representation and/or warranty made by the Underwriter in this Agreement or arise out of or result from any other material breach of this Agreement by the Underwriter; as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof.

            8.2(b). The Underwriter shall not be liable under this
                  indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement or to the Company or the Account, whichever is applicable.

            8.2(c). The Underwriter shall not be liable under this
                  indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Underwriter in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Underwriter of any such claim shall not relieve the Underwriter from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, the Underwriter will be entitled to participate, at its own expense, in the defense thereof. The Underwriter also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from the Underwriter to such party of the Underwriter's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Underwriter will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

            8.2(d). The Company agrees promptly to notify the Underwriter of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of the Contracts or the operation of each Account.

      8.3. Indemnification By the Fund

            8.3(a). The Fund agrees to indemnify and hold harmless the Company, and each of its directors and officers and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.3) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Fund) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from the gross negligence, bad faith or willful misconduct of the Board or any member thereof, are related to the operations of the Fund and:

                  (i) arise as a result of any failure by the Fund to provide the services and furnish the materials under the terms of this Agreement (including a failure to comply with the diversification requirements specified in Article VI of this Agreement);or

                  (ii) arise out of or result from any material breach of any representation and/or warranty made by the Fund in this Agreement or arise out of or result from any other material breach of this Agreement by the Fund; as limited by and in accordance with the provisions of Sections 8.3(b) and 8.3(c) hereof.

            8.3(b). The Fund shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation incurred or assessed against an Indemnified Party as such may arise from such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement or to the Company, the Fund, the Underwriter or each Account, whichever is applicable.

            8.3(c). The Fund shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Fund in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Fund of any such claim shall not relieve the Fund from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, the Fund will be entitled to participate, at its own expense, in the defense thereof. The Fund also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from the Fund to such party of the Fund's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Fund will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

            8.3(d). The Company and the Underwriter agree promptly to notify the
                  Fund of the commencement of any litigation or proceedings against it or any of its respective officers or directors in connection with this Agreement, the issuance or sale of the Contracts, with respect to the operation of either the Account, or the sale or acquisition of shares of the Fund.

                           ARTICLE IX. Applicable Law

      9.1. This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the Commonwealth of Massachusetts.

      9.2. This Agreement shall be subject to the provisions of the 1933, 1934 and 1940 acts, and the rules and regulations and rulings thereunder, including such exemptions from those statutes, rules and regulations as the Securities and Exchange Commission may grant (including, but not limited to, the Shared Funding Exemptive Order) and the terms hereof shall be interpreted and construed in accordance therewith.

                             ARTICLE X. Termination

      10.1. This Agreement shall continue in full force and effect until the first to occur of:

      (a) termination by any party for any reason by sixty (60) days advance written notice delivered to the other parties; or

      (b) termination by the Company by written notice to the Fund and the Underwriter with respect to any Portfolio based upon the Company's determination that shares of such Portfolio are not reasonably available to meet the requirements of the Contracts; or

      (c) termination by the Company by written notice to the Fund and the Underwriter with respect to any Portfolio in the event any of the Portfolio's shares are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts issued or to be issued by the Company; or

      (d) termination by the Company by written notice to the Fund and the Underwriter with respect to any Portfolio in the event that such Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code or under any successor or similar provision, or if the Company reasonably believes that the Fund may fail to so qualify; or

      (e) termination by the Company by written notice to the Fund and the Underwriter with respect to any Portfolio in the event that such Portfolio fails to meet the diversification requirements specified in Article VI hereof; or

      (f) termination by either the Fund or the Underwriter by written notice to the Company, if either one or both of the Fund or the Underwriter respectively, shall determine, in their sole judgment exercised in good faith, that the Company and/or its affiliated companies has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity; or

      (g) termination by the Company by written notice to the Fund and the Underwriter, if the Company shall determine, in its sole judgment exercised in good faith, that either the Fund or the Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity; or

      10.2. Notwithstanding any termination of this Agreement, the Fund and the Underwriter shall at the option of the Company, continue to make available additional shares of the Fund pursuant to the terms and conditions of this Agreement, for all Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as "Existing Contracts"). Specifically, without limitation, the owners of the Existing Contracts shall be permitted to reallocate investments in the Fund, redeem investments in the Fund and/or invest in the Fund upon the making of additional purchase payments under the Existing Contracts. The parties agree that this Section 10.2 shall not apply to any terminations under Article VII and the effect of such Article VII terminations shall be governed by Article VII of this Agreement.

      10.3. The provisions of Articles II (Representations and Warranties), VIII (Indemnification), IX (Applicable Law) and XII (Miscellaneous) shall survive termination of this Agreement. In addition, all other applicable provisions of this Agreement shall survive termination as long as shares of the Fund are held on behalf of Contract owners in accordance with section 10.2, except that the Fund and Underwriter shall have no further obligation to make Fund shares available in Contracts issued after termination.

      10.4. The Company shall not redeem Fund shares attributable to the Contracts (as opposed to Fund shares attributable to the Company's assets held in the Account) except (i) as necessary to implement Contract Owner initiated or approved transactions, or (ii) as required by state and/or federal laws or regulations or judicial or other legal precedent of general application (hereinafter referred to as a "Legally Required Redemption") or (iii) as permitted by an order of the SEC pursuant to Section 26(b) of the 1940 Act. Upon request, the Company will promptly furnish to the Fund and the Underwriter the opinion of counsel for the Company (which counsel shall be reasonably satisfactory to the Fund and the Underwriter) to the effect that any redemption pursuant to clause (ii) above is a Legally Required Redemption. Furthermore, except in cases where permitted under the terms of the Contracts, the Company shall not prevent Contract Owners from allocating payments to a Portfolio that was otherwise available under the Contracts without first giving the Fund or the Underwriter 90 days notice of its intention to do so.


                               ARTICLE XI. Notices

Any notice shall be sufficiently given when sent by registered or certified mail to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

If to the Fund:

82 Devonshire Street
Boston, Massachusetts 02109
Attention: Treasurer

If to the Company:


Midland National Life Insurance Company
Attn: General Counsel
One Midland Plaza
Sioux Falls, SD 57193
With copy to:
Midland National Life Insurance Company
Attn: Variable Annuity Department
4601 Westown Parkway, Suite 300
West Des Moines, IA 50266-1071

If to the Underwriter:

82 Devonshire Street
Boston, Massachusetts 02109
Attention: Treasurer

                           ARTICLE XII. Miscellaneous

      12.1 All persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund as neither the Board, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Fund.

      12.2 Subject to the requirements of legal process and regulatory authority, each party hereto shall treat as confidential the names and addresses of the owners of the Contracts and all information reasonably identified as confidential in writing by any other party hereto and, except as permitted by this Agreement, shall not disclose, disseminate or utilize such names and addresses and other confidential information until such time as it may come into the public domain without the express written consent of the affected party.

      12.3 The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

      12.4 This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

      12.5 If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

      12.6 Each party hereto shall cooperate with each other party and all appropriate governmental authorities (including without limitation the SEC, the NASD and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby. Notwithstanding the generality of the foregoing, each party hereto further agrees to furnish the California Insurance Commissioner with any information or reports in connection with services provided under this Agreement which such Commissioner may request in order to ascertain whether the insurance operations of the Company are being conducted in a manner consistent with the California Insurance Regulations and any other applicable law or regulations.

      12.7 The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

      12.8. This Agreement or any of the rights and obligations hereunder may not be assigned by any party without the prior written consent of all parties hereto; provided, however, that the Underwriter may assign this Agreement or any rights or obligations hereunder to any affiliate of or company under common control with the Underwriter, if such assignee is duly licensed and registered to perform the obligations of the Underwriter under this Agreement. The Company shall promptly notify the Fund and the Underwriter of any change in control of the Company.

      12.9. The Company shall furnish, or shall cause to be furnished, to the Fund or its designee copies of the following reports: (a) the Company's annual statement (prepared under statutory accounting principles) and annual report (prepared under generally accepted accounting principles ("GAAP"), if any), as soon as practical and in any event within 90 days after the end of each fiscal year; (b) the Company's quarterly statements (statutory) (and GAAP, if any), as soon as practical and in any event within 45 days after the end of each quarterly period: (c) any financial statement, proxy statement, notice or report of the Company sent to stockholders and/or policyholders, as soon as practical after the delivery thereof to stockholders; (d) any registration statement (without exhibits) and financial reports of the Company filed with the Securities and Exchange Commission or any state insurance regulator, as soon as practical after the filing thereof; (e) any other report submitted to the Company by independent accountants in connection with any annual, interim or special audit made by them of the books of the Company, as soon as practical after the receipt thereof.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and on its behalf by its duly authorized representative.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

By: _________________________
Name: Esfand Dinshaw
Its: President, Annuity Division

VARIABLE INSURANCE PRODUCTS FUND,
VARIABLE INSURANCE PRODUCTS FUND II
VARIABLE INSURANCE PRODUCTS FUND III, and
VARIABLE INSURANCE PRODUCTS FUND IV


By: ________________________
Name: Kimberly Monasterio
Their: Senior Vice President

FIDELITY DISTRIBUTORS CORPORATION


By: _______________________
Name: Bill Loehning
Title: Executive Vice President


Date: _________________

                                   Schedule A

Separate Accounts and Associated Contracts
Name of Separate Account and Policy Form Numbers of Contracts
Date Established by Board of Directors Funded By Separate Account
Policy Marketing Name SEC 1933 Act
Registration Number
Variable Annuity or
Variable Life
Separate Account A,
July 1987
Advantage Variable
Universal Life 333-58300 Life
Separate Account A,
July 1987
Advisor Variable
Universal Life 333-58300 Life
Separate Account A,
July 1987
Foundation Variable
Universal Life 1.1 333-14061 Life
Separate Account A,
July 1987
Premier Variable
Universal Life 1.1 333-14081 Life
Separate Account A,
July 1987
Survivorship Variable
Universal Life 333-80975 Life
Separate Account A,
July 1987
Variable Executive
Universal Life 333-14081 Life
Separate Account A,
July 1987
Variable Executive
Universal Life 2 333-14081 Life
Separate Account A,
July 1987 Variable Univeral Life 3 333-14061 Life
Separate Account A,
July 1987 Variable Universal Life 033-16354 Life
Separate Account A,
July 1987 Variable Universal Life 2 033-76318 Life
Separate Account A,
July 1987 Variable Universal Life 4 333-14061 Life
Separate Account C,
March 1991
Advantage II Variable
Annuity 333-108437 Annuity
Separate Account C,
March 1991
Advantage III Variable
Annuity 333-108437 Annuity
Separate Account C,
March 1991
MNL Advisor Variable
Annuity 333-119088 Annuity
Separate Account C,
March 1991
National Advantage
Variable Annuity 333-71800 Annuity
Separate Account C,
March 1991 Variable Annuity 033-64016 Annuity
Separate Account C,
March 1991 Variable Annuity II 033-64016 Annuity

                                   SCHEDULE B

PROXY VOTING PROCEDURE

The following is a list of procedures and corresponding responsibilities for the handling of proxies relating to the Fund by the Underwriter, the Fund and the Company. The defined terms herein shall have the meanings assigned in the Participation Agreement except that the term "Company" shall also include the department or third party assigned by the Insurance Company to perform the steps delineated below.

      1. The number of proxy proposals is given to the Company by the Underwriter as early as possible before the date set by the Fund for the shareholder meeting to facilitate the establishment of tabulation procedures. At this time the Underwriter will inform the Company of the Record, Mailing and Meeting dates. This will be done verbally approximately two months before meeting.

      2. Promptly after the Record Date, the Company will perform a "tape run", or other activity, which will generate the names, addresses and number of units which are attributed to each contractowner/policyholder (the "Customer") as of the Record Date. Allowance should be made for account adjustments made after this date that could affect the status of the Customers' accounts as of the Record Date. Note: The number of proxy statements is determined by the activities described in Step #2. The Company will use its best efforts to call in the number of Customers to Fidelity, as soon as possible, but no later than two weeks after the Record Date.

      3. The Fund's Annual Report no longer needs to be sent to each Customer by the Company either before or together with the Customers' receipt of a proxy statement. Underwriter will provide the last Annual Report to the Company pursuant to the terms of Section 3.3 of the Agreement to which this Schedule relates.

      4. The text and format for the Voting Instruction Cards ("Cards" or "Card") is provided to the Company by the Fund. The Company, at its expense, shall produce and personalize the Voting Instruction Cards. The Legal Department of the Underwriter or its affiliate ("Fidelity Legal") must approve the Card before it is printed. Allow approximately 2-4 business days for printing information on the Cards. Information commonly found on the Cards includes:

          a. name (legal name as found on account registration)
          b. address
          c. Fund or account number
          d. coding to state number of units
          e. individual Card number for use in tracking and verification of votes (already on Cards as printed by the Fund)

(This and related steps may occur later in the chronological process due to possible uncertainties relating to the proposals.)

      5. During this time, Fidelity Legal will develop, produce, and the Fund will pay for the Notice of Proxy and the Proxy Statement (one document). Printed and folded notices and statements will be sent to Company for insertion into envelopes (envelopes and return envelopes are provided and paid for by the Insurance Company). Contents of envelope sent to Customers by Company will include:

      a.    Voting Instruction Card(s)

      b.    One proxy notice and statement (one document)

      c. return envelope (postage pre-paid by Company) addressed to the Company or its tabulation agent

      d. "urge buckslip" - optional, but recommended. (This is a small, single sheet of paper that requests Customers to vote as quickly as possible and that their vote is important. One copy will be supplied by the Fund.)

      e. cover letter - optional, supplied by Company and reviewed and approved in advance by Fidelity Legal.

      6. The above contents should be received by the Company approximately 3-5 business days before mail date. Individual in charge at Company reviews and approves the contents of the mailing package to ensure correctness and completeness. Copy of this approval sent to Fidelity Legal.

      7. Package mailed by the Company. * The Fund must allow at least a 15-day solicitation time to the Company as the shareowner. (A 5-week period is recommended.) Solicitation time is calculated as calendar days from (but not including) the meeting, counting backwards.

      8. Collection and tabulation of Cards begins. Tabulation usually takes place in another department or another vendor depending on process used. An often used procedure is to sort Cards on arrival by proposal into vote categories of all yes, no, or mixed replies, and to begin data entry. Note:
Postmarks are not generally needed. A need for postmark information would be due to an insurance company's internal procedure and has not been required by Fidelity in the past.

      9. Signatures on Card checked against legal name on account registration which was printed on the Card. Note: For Example, If the account registration is under "Bertram C. Jones, Trustee," then that is the exact legal name to be printed on the Card and is the signature needed on the Card.

      10. If Cards are mutilated, or for any reason are illegible or are not signed properly, they are sent back to Customer with an explanatory letter, a new Card and return envelope. The mutilated or illegible Card is disregarded and considered to be not received for purposes of vote tabulation. Any Cards that have "kicked out" (e.g. mutilated, illegible) of the procedure are "hand verified," i.e., examined as to why they did not complete the system. Any questions on those Cards are usually remedied individually.

      11. There are various control procedures used to ensure proper tabulation of votes and accuracy of that tabulation. The most prevalent is to sort the Cards as they first arrive into categories depending upon their vote; an estimate of how the vote is progressing may then be calculated. If the initial estimates and the actual vote do not coincide, then an internal audit of that vote should occur. This may entail a recount.

      12. The actual tabulation of votes is done in units which is then converted to shares. (It is very important that the Fund receives the tabulations stated in terms of a percentage and the number of shares.) Fidelity Legal must review and approve tabulation format.

      13. Final tabulation in shares is verbally given by the Company to Fidelity Legal on the morning of the meeting not later than 10:00 a.m. Boston time. Fidelity Legal may request an earlier deadline if required to calculate the vote in time for the meeting.

      14. A Certification of Mailing and Authorization to Vote Shares will be required from the Company as well as an original copy of the final vote. Fidelity Legal will provide a standard form for each Certification.

      15. The Company will be required to box and archive the Cards received from the Customers. In the event that any vote is challenged or if otherwise necessary for legal, regulatory, or accounting purposes, Fidelity Legal will be permitted reasonable access to such Cards.

      16. All approvals and "signing-off" may be done orally, but must always be followed up in writing.

                              SUB-LICENSE AGREEMENT

Agreement effective as of this 12th of March, 2007, by and between Fidelity Distributors Corporation (hereinafter called "Fidelity"), a corporation organized and existing under the laws of the Commonwealth of Massachusetts, with a principal place of business at 82 Devonshire Street, Boston, Massachusetts, and Midland National Life Insurance Company (hereinafter called "Company"), a company organized and existing under the laws of the State of Iowa, with principal places of business at West Des Moines, Iowa (Annuity) and Sioux Falls, South Dakota (Life).

WHEREAS, FMR Corp., a Massachusetts corporation, the parent company of Fidelity, is the owner of the trademark and the tradename "FIDELITY INVESTMENTS" and is the owner of a trademark in a pyramid design (hereinafter, collectively the "Fidelity Trademarks"), a copy of each of which is attached hereto as Exhibit "A"; and

WHEREAS, FMR Corp. has granted a license to Fidelity (the "Master License Agreement") to sub-license the Fidelity Trademarks to third parties for their use in connection with Promotional Materials as hereinafter defined; and

WHEREAS, Company is desirous of using the Fidelity Trademarks in connection with distribution of "sales literature and other promotional material" with information, including the Fidelity Trademarks, printed in said material (such material hereinafter called the Promotional Material). For the purpose of this Agreement, "sales literature and other promotional material" shall have the same meaning as in the certain Participation Agreement dated as of the 12th day of March, 2007, among Fidelity, Company and the Variable Insurance Products Funds (hereinafter "Participation Agreement"); and

WHEREAS, Fidelity is desirous of having the Fidelity Trademarks used in connection with the Promotional Material.

NOW, THEREFORE, in consideration of the foregoing and for other good and valuable consideration, the receipt and adequacy whereof is hereby acknowledged, and of the mutual promises hereinafter set forth, the parties hereby agree as follows:

      1. Fidelity hereby grants to Company a non-exclusive, non-transferable license to use the Fidelity Trademarks in connection with the promotional distribution of the Promotional Material and Company accepts said license, subject to the terms and conditions set forth herein.

      2. Company acknowledges that FMR Corp. is the owner of all right, title and interest in the Fidelity Trademarks and agrees that it will do nothing inconsistent with the ownership of the Fidelity Trademarks by FMR Corp., and that it will not, now or hereinafter, contest any registration or application for registration of the Fidelity Trademarks by FMR Corp., nor will it, now or hereafter, aid anyone in contesting any registration or application for registration of the Fidelity Trademarks by FMR Corp.

      3. Company agrees to use the Fidelity Trademarks only in the form and manner approved by Fidelity and not to use any other trademark, service mark or registered trademark in combination with any of the Fidelity Trademarks without approval by Fidelity.

      4. Company agrees that it will place all necessary and proper notices and legends in order to protect the interests of FMR Corp. and Fidelity therein pertaining to the Fidelity Trademarks on the Promotional Material including, but not limited to, symbols indicating trademarks, service marks and registered trademarks. Company will place such symbols and legends on the Promotional Material as requested by Fidelity or FMR Corp. upon receipt of notice of same from Fidelity or FMR Corp.

      5. Company agrees that the nature and quality of all of the Promotional Material distributed by Company bearing the Fidelity Trademarks shall conform to standards set by, and be under the control of, Fidelity.

      6. Company agrees to cooperate with Fidelity in facilitating Fidelity's control of the use of the Fidelity Trademarks and of the quality of the Promotional Material to permit reasonable inspection of samples of same by Fidelity and to supply Fidelity with reasonable quantities of samples of the Promotional Material upon request.

      7. Company shall comply with all applicable laws and regulations and obtain any and all licenses or other necessary permits pertaining to the distribution of said Promotional Material.

      8. Company agrees to notify Fidelity of any unauthorized use of the Fidelity Trademarks by others promptly as it comes to the attention of Company. Fidelity or FMR Corp. shall have the sole right and discretion to commence actions or other proceedings for infringement, unfair competition or the like involving the Fidelity Trademarks and Company shall cooperate in any such proceedings if so requested by Fidelity or FMR Corp.

      9. This agreement shall continue in force until terminated by Fidelity. This agreement shall automatically terminate upon termination of the Master License Agreement. In addition, Fidelity shall have the right to terminate this agreement at any time upon notice to Company, with or without cause. Upon any such termination, Company agrees to cease immediately all use of the Fidelity Trademarks and shall destroy, at Company's expense, any and all materials in its possession bearing the Fidelity Trademarks, and agrees that all rights in the Fidelity Trademarks and in the goodwill connected therewith shall remain the property of FMR Corp. Unless so terminated by Fidelity, or extended by written agreement of the parties, this agreement shall expire on the termination of that certain Participation Agreement.

      10. Company shall indemnify Fidelity and FMR Corp. and hold each of them harmless from and against any loss, damage, liability, cost or expense of any nature whatsoever, including without limitation, reasonable attorneys' fees and all court costs, arising out of use of the Fidelity Trademarks by Company.

      11. In consideration for the promotion and advertising of Fidelity as a result of the distribution by Company of the Promotional Material, Company shall not pay any monies as a royalty to Fidelity for this license.

      12. This agreement is not intended in any manner to modify the terms and conditions of the Participation Agreement. In the event of any conflict between the terms and conditions herein and thereof, the terms and conditions of the Participation Agreement shall control.

      13. This agreement shall be interpreted according to the laws of the Commonwealth of Massachusetts.

IN WITNESS WHEREOF, the parties hereunto set their hands and seals, and hereby execute this agreement, as of the date first above written.

FIDELITY DISTRIBUTORS CORPORATION


By: _____________________
Name: Bill Loehning
Title: Executive Vice President
Date: _____________

MIDLAND NATIONAL LIFE INSURANCE
COMPANY


By: _____________________
Name: Esfand Dinshaw
Title: President, Annuity Division

                                    EXHIBIT A

Int. Cl.: 36
Prior U.S. Cls.: 101 and 102
Reg. No. 1,481,040
United States Patent and Trademark Office Registered Mar. 15,
1988
SERVICE MARK
PRINCIPAL REGISTER
Fidelity
Investments
FMR CORP. (MASSACHUSETTS
CORPORATION)
82 DEVONSHIRE STREET
BOSTON, MA 02109, ASSIGNEE OF
FIDELITY DISTRIBUTORS
CORPORATION (MASSACHUSETTS
CORPORATION) BOSTON, MA 02109
FOR: MUTUAL FUND AND STOCK
BROKERAGE SERVICES, IN CLASS 36
(U.S. CLS. 101 AND 102)
FIRST USE 2-22-1984; IN COMMERCE 2-
22-1984.
NO CLAIM IS MADE TO THE
EXCLUSIVE RIGHT TO USE
"INVESTMENTS", APART FROM THE
MARK AS SHOWN.
SER. NO. 641,707, FILED 1-28-1987
RUSS HERMAN, EXAMINING
ATTORNEY

24(b)(8)(cc)

               Variable Annuity Shareholder Information Agreement
                    (Goldman Sachs Variable Insurance Trust)

VARIABLE ANNUITY SHAREHOLDER INFORMATION AGREEMENT entered into as of March 13, 2007, by and between Goldman, Sachs & Co. (the "Fund Agent") and Midland National Life Insurance Company (the "Intermediary") with an effective date of April 16, 2007.

As used in this Agreement, the following terms shall have the following meanings, unless a different meaning is clearly required by the contexts:

The term "Intermediary" shall mean (i) any broker, dealer, bank, or other entity that holds securities of record issued by a Fund in nominee name; (ii) in the case of a participant-directed employee benefit plan that owns securities issued by a Fund (1) a retirement plan administrator under ERISA or (2) any entity that maintains the plan's participant records; and (iii) an insurance company separate account.

The terms "Fund," individually, and "Funds," collectively, shall mean the Goldman Sachs Variable Insurance Trust and each of its separately designed series, with the exception of any series of the Goldman Sachs Variable Insurance Trust that would be deemed an "excepted fund," as such term is defined in Rule 22c-2(b) under the Investment Company Act of 1940 (the "1940 Act").

The term "Shares" means the interests of Shareholders corresponding to the redeemable securities of record issued by a Fund under the 1940 Act that are held by the Intermediary.

The term "Shareholder" means the holder of interests in a variable annuity or variable life insurance contract by the Intermediary ("Contract"), or a participant in an employee benefit plan with a beneficial interest in a contract.

The term "Shareholder-Initiated Transfer Purchase" means a transaction that is initiated or directed by a Shareholder that results in a transfer of assets within a Contract to a Fund, but does not include transactions that are executed: (i) automatically pursuant to a contractual or systematic program or enrollment such as transfer of assets within a Contract to a Fund as a result of "dollar cost averaging" programs, insurance company approved asset allocation programs, or automatic rebalancing programs; (ii) pursuant to a Contract death benefit; (iii) one-time step-up in Contract value pursuant to a Contract death benefit; (iv) allocation of assets to a Fund through a Contract as a result of payments such as loan repayments, scheduled contributions, retirement plan salary reduction contributions, or planned premium payments to the Contract; or
(v) pre-arranged transfers at the conclusion of a required free look period.

The term "Shareholder-Initiated Transfer Redemption" means a transaction that is initiated or directed by a Shareholder that results in a transfer of assets within a Contract out of a Fund, but does not include transactions that are executed: (i) automatically pursuant to a contractual or systematic program or enrollments such as transfer of assets within a Contract out of a Fund as a result of annuity payouts, loans, systematic withdrawal programs, insurance company approved asset allocation programs and automatic rebalancing programs;
(ii) as a result of any deduction of charges or fees under a Contract; (iii) within a Contract out of a Fund as a result of scheduled withdrawals or surrenders from a Contract; or (iv) as a result of payment of a death benefit from a Contract.

The term "written" includes electronic writings and facsimile transmissions.

WHEREAS, the Fund Agent is the Principal Underwriter of the Funds; and

WHEREAS, the Intermediary is a "financial intermediary" within the meaning of Rule 22c-2 under the 1940 Act, and holds shares of the Funds in connection with the issuance of variable life insurance and/or variable annuity contracts.

WHEREAS, the Fund Agent and the Intermediary have entered into a participation or similar agreement pursuant to which such Fund shares are purchased and sold.

NOW, THEREFORE, the Fund Agent and the Intermediary hereby agree as follows:

1. Agreement to Provide Information. The Intermediary agrees to provide the Fund Agent, upon written request, the taxpayer identification number ("TIN"), the Individual/International Taxpayer Identification Number ("ITIN"), or other government issued identifier ("GII") and the Contract owner number or participant account number associated with the Shareholder, if known, of any or all Shareholder(s) of the account, and the amount, date and transaction type (purchase, redemption, transfer, or exchange) of every purchase, redemption, transfer, or exchange of Shares held through an account maintained by the Intermediary during the period covered by the request. Unless otherwise specifically requested by the Fund Agent, the Intermediary shall only be required to provide information relating to Shareholder-Initiated Transfer Purchased or Shareholder-Initiated Transfer Redemptions.


      1.1 Period Covered by Request. Requests must set forth a specific period, not to exceed 180 days from the date of the request, for which transaction information is sought. The Fund Agent may request transaction information older than 180 days from the date of the request as it deems necessary to investigate compliance with policies established by a Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding shares issue by a Fund.


            1.1a Timing of Requests. Fund Agent requests for Shareholder information shall be made no more frequently than quarterly except as the Fund Agent deems necessary to investigate compliance with policies established by a Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding shares issued by a Fund.


      1.2 Form and Timing of Response. (a) The Intermediary agrees to provide, promptly upon request for the Fund Agent or its designee, but in any event no later than five (5) business days, the requested information specified in paragraph 1. If requested by the Fund Agent or its designee, the Intermediary agrees to use best efforts to determine promptly whether any specific person about whom it has received the identification and transaction information specified in paragraph 1 is itself a financial intermediary ("indirect intermediary") and, upon further request of the Fund Agent or its designee, promptly either (i) provide (or arranged to have provided) the information set forth in paragraph 1 for those Shareholders who hold an account with the indirect intermediary or (ii) restrict or prohibit the indirect intermediary from purchasing Shares, in nominee name on behalf of other persons, securities issued by a Fund. The Intermediary additionally agrees to inform the Fund Agent whether it plans to perform (i) or (ii).

            (b) Responses required by this paragraph must be communicated in writing and in a format mutually agreed upon by the Fund Agent or its designee and the Intermediary; and

            (c) To the extent practicable, the format for any transaction information provided to the Fund Agent should be consistent with the NSCC Standardized Data Reporting Format.


      1.3 Limitations on Use of Information. The Fund Agent agrees not to use the information received pursuant to this Agreement for any purpose other than as necessary to comply with the provisions of Rule 22c-2 or to fulfill other regulatory or legal requirements subject to the privacy provisions of Title V of the Gramm-Leach-Bliley Act (Public Law 106-102) and comparable state laws.

2. Agreement to Restrict Trading. The Intermediary agrees to execute written instructions from the Fund Agent to restrict or prohibit further purchases or exchanges of Shares by a Shareholder that has been identified by the Fund Agent as having engaged in transactions in a Fund's Shares (directly or indirectly through the Intermediary's account) that violate policies established by a Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding Shares issued by a Fund. Unless otherwise directed by the Fund Agent, any such restrictions or prohibitions shall only apply to Shareholder-Initiated Transfer Purchases or Shareholder-Initiated Transfer Redemption that are effected directly or indirectly through the Intermediary. Instructions must be received by the Intermediary at the following address, or such other address that the Intermediary may communicate to the Fund Agent in writing from time to time, including, if applicable, an e-mail and/or facsimile telephone number:

Midland National Life, ATTN: VA Dept, PO Box 79907, Des Moines, IA 50265 NAVMNL@mnlife.com Fax (866) 270-9565

      2.1 Form of Instructions. Instructions must include the TIN, ITIN, or GII and the specific individual Contract owner number or participant account number associated with the Shareholder, if known, and any specific restriction to be executed, including how long any restriction is to remain in place. If the TIN, ITIN, GII or the specific individual Contract owner number or participant account number associated with the Shareholder is not known, the instructions must include an equivalent identifying number of the Shareholder(s) or account(s) or other agreed upon information to which the instruction relates.

      2.2 Timing of Response. The Intermediary agrees to execute instructions as soon as reasonably practicable, but not later than five (5) business days after receipt of the instructions by the Intermediary.

      2.3 Confirmation by Intermediary. The Intermediary must provide written confirmation to the Fund Agent that instructions have been executed. The Intermediary agrees to provide confirmation as soon as reasonably practicable, but not later than ten (10) business days after the instructions have been executed.

3. Applicability to Affiliates. The Intermediary acknowledges and agrees that the Intermediary has identified and/or will identify to the Fund Agent all persons affiliated with the Intermediary and known to the Intermediary who meet the definition of "Intermediary" as set forth in Section 4 of this Agreement. In the event that any such person is not so identified, such person shall be deemed to be subject to the terms and conditions of this Agreement until such person has entered into a separate agreement with the Fund Agent.


4. Construction of Agreement; Fund Participating Agreements. The parties have entered into one or more Fund Participation or similar Agreements between or among them for the purchase and redemption of Shares by the Accounts in connection with the Contracts. This Agreement supplements those [Fund Participation] Agreements. To the extent the terms of this Agreement conflict with the terms of a Fund Participation or similar Agreement, the terms of this Agreement shall control. Termination of this Agreement by either party shall not automatically result in a termination of such Fund Participation or similar Agreement.


5. Amendments. The Fund Agent may unilaterally modify this Agreement at any time by written notice to the Intermediary to comport with the requirements of applicable laws and regulations, and any interpretation thereof by the Securities and Exchange Commission or its staff. The first order for a transaction in the Shares placed by the Intermediary subsequent to the giving of such notice shall be deemed acceptance by the Intermediary of the modification described in such notice.


6. Applicable Law. This Agreement shall be governed by and construed in accordance with the laws of the State of New York, without giving effect to principles of conflicts of laws.


7. Assignment. Neither party may assign the Agreement, or any of the rights, obligations, or liabilities under the Agreement, without the written consent of the other party.


8. Counterparts. This Agreement may be executed in counterparts, each of which shall be deemed to be an original, but both of which shall together constitute one and the same instrument.


9. Third-Party Beneficiaries. As required by Rule 22c-2, the Fund Agent is entering into this Agreement on behalf of the Funds. The Funds shall have the right to enforce all terms and provisions of this Agreement against any and all parties hereto and/or otherwise involved in the activities contemplated herein.

IN WITNESS WHEREOF, the undersigned has caused this Agreement to be executed as of the date first above written.

Goldman, Sachs & Co.



----------------------------------------
By:
Title:

Midland National Life Insurance Company



----------------------------------------
By:  Teri L. Ross
Title:  Assistant Vice President

24(b)(8)(dd)

                          J. P. MORGAN SERIES TRUST II
                    AMENDMENT TO FUND PARTICIPATION AGREEMENT

The insurance company executing this Amendment, Midland National Life Insurance Company ("Insurance Company"), and J.P. Morgan Series Trust II (the "Trust), on behalf of itself and each of its series (each a "Fund", collectively, the "Funds"), hereby agree to amend the Fund Participation Agreement dated April 15, 2002, to which they are parties (the "Agreement"), as of April 16, 2007, by adding the following provisions effective as of October 16, 2007, as mandated by Rule 22c-2 of the Investment Company Act of 1940 (the "Investment Company Act"). This Amendment supplements the Agreement; to the extent terms of this Amendment conflict with the terms of the Agreement, the terms of this Amendment shall control.

Article XV         Shareholder Information

      15.1 Agreement to Provide Information. Insurance Company agrees to provide the Fund, or its designee, upon written request, the taxpayer identification number ("TIN"), the Individual/International Taxpayer Identification Number ("ITIN"), or other government-issued identifier ("GII"), and the Contract owner number or participant account number associated with the Shareholder, if known, of any or all Shareholder(s) of the account, and the amount, date and transaction type (purchase, redemption, transfer or exchange) of every purchase, redemption, transfer, or exchange of Shares held through an Insurance Company Fund Account maintained by the Insurance Company during the period covered by the request. Unless otherwise specifically requested by the Fund, the Intermediary shall only be required to provide information relating to Shareholder-Initiated Transfer Purchases or Shareholder-Initiated Transfer Redemptions.


            15.1.1 Period Covered By Request. Requests must set forth a specific period, not to exceed one year from the date of the request, for which transaction information is sought. A request may be ongoing and continuous (e.g., for each trading day throughout the year) or for specified periods of tme. The Fund may request transaction information older than one year from the date of the request as it deems necessary to investigate compliance with policies established or utilized by the Fund for the purpose of eliminating or reducing market timing and abusive trading practices.


                  15.1.1.a Timing of Requests. Fund requests for Shareholder information shall be made no more frequently than quarterly except as the Fund deems necessary to investigate compliance with policies established by the Fund for the purpose of eliminating or reducing any market timing and abusive trading practices.

            15.1.2 Form and Timing of Response. (a) Insurance Company agrees to provide, promptly upon request of the Fund or its designee, the requested information specified in 15.1. If requested by the Fund, or its designee,

            15.2.2 Timing of Response. Insurance Company agrees to execute instructions as soon as reasonable practicable, but not later than five business days after receipt of the instructions by the Intermediary.


            15.2.3 Confirmation by Insurance Company. Insurance Company must provide written confirmation to the Fund that instructions have been executed. Insurance Company agrees to provide confirmation as soon as reasonably practicable, but not later than ten business days after the instructions have been executed.

      15.3  Definitions. For the purposes of this Amendment:


            15.3.1 The term "Insurance Company Fund Account" means an omnibus account with the Fund maintained by Insurance Company.

            15.3.2 The term "Fund" includes JPMorgan Distribution Services,
                  Inc., which is the Fund's principal underwriter, the Fund's transfer agent and the series of the Trust listed in the Agreement.

            15.3.3 The term "Shares" means the interests of Shareholders corresponding to the redeemable securities of record issued by the Fund under the Investment Company Act that are held by or through an Insurance Company Fund Account

            15.3.4 The term "Shareholder" means the holder of interests in a variable annuity or variable life insurance contract issued by the Insurance Company ("Contract"), or a participant in an employee benefit plan with beneficial interest in a Contract.

            15.3.5 The term "Shareholder-Initiated Transfer Purchase" means a transaction that is initiated or directed by a Shareholder that results in a transfer of assets within a Contract to a Fund, but does not include transactions that are executed: (i) automatically pursuant to a contractual or systematic program or enrollment such as transfer of assets within a Contract to a Fund as a result of "dollar cost averaging" programs, insurance company approved asset allocation programs, or automatic rebalancing programs; (ii) pursuant to a Contract death benefit; (iii) one-time step-up in Contract value pursuant to a Contract death benefit; (iv) allocation of assets to a Fund through a Contract as a result of payments such as loan repayments, scheduled contributions, retirement plan salary reduction contributions, or planned premium payments to the Contract; or (v) pre-arranged transfers at the conclusion of the required free look period.

            15.3.6 The term "Shareholder-Initiated Transfer Redemption" means a transaction that is initiated or directed by a Shareholder that results in a transfer of assets within a Contract out of a Fund, but does not include transactions that are executed:
                  (i) automatically pursuant to a contractual or systematic program or enrollments such as transfers of assets within a Contract out of a Fund as a result of annuity payouts, loans, systematic withdrawal programs, insurance company approved asset allocation programs and automatic rebalancing programs;
                  (ii) as a result of any deduction of charges or fees under a Contract; (iii) within a Contract out of a Fund as a result of scheduled withdrawals or surrenders from a Contract; or (iv) as a result of payment of a death benefit from a Contract.

            15.3.7 The term "written" and/or "in writing" includes electronic writings and facsimile transmissions.

            15.3.8 The term "Insurance Company" shall mean a "financial intermediary" as defined in Rule 22c-2 of the Investment Company Act.

            15.3.9 The term "purchase" does not include the automatic
                  reinvestment of dividends.

            15.3.10 The term "promptly as used in 15.1.2 shall mean as soon as practicable but in no event later than 10 business days from the Insurance Company's receipt of the request for information from the und, or its designee.


                                    Midland National Life Insurance Company


                                    Authorized Signer:  ____________________

                                    Name:  Teri L. Ross
                                    Title:  Assistant Vice President
                                    Date:  2/23/2007

                                    J.P. Morgan Trust Series II


                                    Authorized Signer:  ____________________

                                    Name:___________________________________
                                    Title:  ________________________________
                                    Date:  _________________________________

24(b)(8)(ee)


                                                             JANUS CAPITAL GROUP

                                                              151 Detroit Street
                                                               Denver, CO  80206


August 14, 2006


Midland National Life Insurance Company
Attn: Teri L. Ross
Director of Variable Annuity Services
4601 Westown Parkway, Suite 300
West Des Moines, IA  50266

RE: Action Requested - Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements relating to Janus Adviser Series, Janus Aspen Series and/or Janus Investment Fund.

Dear Client:

Effective May 23, 2005, the Securities and Exchange Commission adopted Rule 22-c(2) (and as may be amended from time to time, the "Rule") of the Investment Company Act of 1940 (the "1940 Act"). The Rule requires that Janus enter into written agreements with its financial intermediaries (as such term is defined in the Rule) whereby each such financial intermediary agrees to provide Janus with certain shareholder identity and transaction information and to carry out certain instructions from Janus. These requirements are designed to allow Janus to more effectively enforce its market timing policies in an effort to protect Janus and its shareholders from the harmful effects of short-term trading.

You ("Intermediary") are currently party to one or more of the above (or similar) agreements with one or more of the Janus entities (all such agreements of which you are currently a party are collectively referred to herein as the "Current Agreements"). In order to comply with the Rule, Janus and Intermediary desire to supplement the Current Agreements pursuant to and in accordance with this letter agreement ("Letter Agreement").

For good and valuable consideration, the receipt of which is hereby acknowledged, Janus and Intermediary hereby agree to supplement the Current Agreements as follows:

1.    Shareholder Information

      1.1 Agreement to Provide Information. Intermediary agrees to provide Janus, upon written request, the taxpayer identification number ("TIN"), if known, of any or all Shareholder(s) of the account and the amount, date, name or other identifier of any investment professional(s) associated with the Shareholder(s) or account (if known), and transaction type (purchase, redemption, transfer or exchange) of every purchase, redemption, transfer or exchange or Shares held through an account of Janus maintained by the Intermediary during the period covered by the request.

            1.1.1 Period Covered by Request. Requests must set forth a specific period, not to exceed ninety (90) days from the date of the request, for which transaction information is sought. Janus may request transaction information older than ninety (90) days from the date of the request as it deems necessary to investigate compliance with policies established by Janus for the purpose of eliminating or reducing any dilution of the value of the outstanding shares issued by Janus.

            1.1.2 Form and Timing of Response. Intermediary agrees to transmit the requested information that is on its books and records to Janus or its designee promptly, but in any event not later than three (3) business days, after receipt of a request. If the requested information is not on the Intermediary's books and records, Intermediary agrees to: (i) provide or arrange to provide to Janus the requested information from shareholders who hold an account with an indirect intermediary; or (ii) if directed by Janus, block further purchases of fund Shares from the indirect intermediary. In such instance, Intermediary agrees to inform Janus whether it plans to perform (i) or
                  (ii). Responses required by this paragraph must be communicated in writing and in a format mutually agreed upon by the parties. To the extent practicable, the format for any transaction information provided to Janus should be consistent with the NSCC Standardized Data Reporting Format. For purposes of this provision, an "indirect intermediary" has the same meaning as provided for in the Rule.

            1.1.3 Limitations on Use of Information. Janus agrees not to use the information received for marketing or any other similar purpose without the prior written consent of the Intermediary.

      1.2 Agreement to Restrict Trading. Intermediary agrees to execute written instructions from Janus to restrict or prohibit further purchases or exchanges of Shares by a Shareholder that has been identified by Janus as having engaged in transactions of the fund's Shares (directly or indirectly through the Intermediary's account) that violate policies established by Janus for the purpose of eliminating or reducing any dilution of the value of the outstanding Shares issued by Janus.

            1.2.1 Form of Instructions. Instructions must include the TIN, if known, and the specific restriction(s) to be executed. If the TIN is not known, the instructions must include an equivalent identifying number of the Shareholder(s) or account(s) or other agreed upon information to which the instruction relates.

            1.2.2 Timing of Response. Intermediary agrees to execute
                  instructions as soon as reasonably practicable, but not later than five (5) business days after receipt of the instructions by the Intermediary.

            1.2.3 Confirmation by Intermediary. Intermediary must provide written confirmation to Janus that instructions have been executed. Intermediary agrees to provide confirmation as soon as reasonably practicable, but not later than ten (10) business days after the instructions have been executed.

      1.3   Definitions. For purposes of this Letter Agreement:

            1.3.1 The term "Shares" means the interests of Shareholders corresponding to the redeemable securities of record issued by Janus under the 1940 Act that are held by the Intermediary .
                  1.3.2 The term "Shareholder" means:

                  a. The beneficial owner of Shares, whether the Shares are held directly or by the Intermediary in nominee name;

                  b. As this Letter Agreement relates to retirement plan accounts, the Plan participant notwithstanding that the Plan may be deemed to be the beneficial owner of the Shares; and

                  c. As this Letter Agreement relates to accounts of variable annuities or variable life insurance contracts, the holder of interest in a variable annuity or variable life insurance contract issued by the Intermediary.

            1.3.3 The term "written" includes electronic writings and facsimile transmissions.


Please acknowledge your agreement to this Letter Agreement by signing where indicated below and return it to the following address:

Janus Distributors, LLC
151 Detroit Street
Denver, CO  80206
Attn: Denise Roberson

Please address all questions or comments to Denise Roberson at 303-316-5765 or at denise.Roberson@janus.com.

Sincerely,



Michelle Rosenberg
Assistant Vice President


AGREED AND ACKNOWLEDGED:

ARTICLE IX.                             Midland National Life Insurance Company

By:  ____________________________________________

Name: __________________________________________

Title: ___________________________________________

24(b)(8)(ff)

                              Rule 22c-2 Agreement

      This Rule 22c-2 Agreement ("Agreement") is entered into by and between Lord Abbett Distributor LLC (the "Distributor"), on its own behalf and/or on behalf of one or more of the Lord Abbett Family of Funds (the "Funds"), and Midland National Life Insurance Company (the "Service Provider"), effective as of the date of execution by the Service Provider, as set forth below. If relevant, this Agreement constitutes an amendment to each and/or any existing agreement between the Distributor and/or the Funds and the Service Provider pursuant to or in connection with which the Service Provider directly or indirectly transmits orders for Fund shares.

      Whereas, Service Provider maintains one or more nominee or omnibus accounts (each an "Account") relating to the Funds, or separate series thereof, and, pursuant to Rule 22c-2 under the Investment Company Act of 1940, the Funds or an appropriate designee on their behalf are required to enter into an agreement with the Service Provider under which the Service Provider is required to provide the Funds, upon request, with certain shareholder and account information and to implement the Funds' instructions related to their frequent trading practices.

      Now, therefore, in consideration of the premises and mutual covenants hereinafter contained and the Funds' forbearance from prohibiting further purchases of Fund shares ("Shares") by or through Service Provider, the parties hereby agree as follows:

      1. The Service Provider agrees to provide to the Funds or their designee the taxpayer identification number ("TIN"), if known, or any or all shareholders underlying an Account and the amount, date, name, or other identifier of any investment professional(s) associated with such shareholders (if known), and transaction type (purchase, redemption, transfer, or exchange) of every purchase, redemption, transfer, or exchange of Shares held through an Account (the "Information"). In addition:


            a. The Service Provider agrees to provide the Information for the periods or at the intervals the Distributor or the Funds, or their designee, reasonable requests, including potentially Information for each trading day;

            b. In accordance with the preceding paragraph, the Service Provider agrees to transmit the Information that is on its books and records to the Funds or their designee promptly, but in any event not later than five (5) business days, after receipt of a request for Information or after the last day of a period for which the Information has been requested, unless mutually agreed upon otherwise by the parties. If the Information is not on the Service Provider's books and records, Service Provider agrees to: (i) provide or arrange to provide to the Funds or their designee the Information relating to the accounts that hold Fund shares through an indirect intermediary; and (ii) if directed by the Funds, block further purchases of Shares from such indirect intermediary. For purposes of this paragraph, an "indirect intermediary" has the same meaning as in Rule 22c-2; and

            c. To the extent practicable, the format for any transaction information provided to the Funds should be consistent with the National Securities Clear Corporation's Standardized Data Reporting Format, or if not practicable, in an alternative format mutually agreed upon by the parties.


      2. The Service Provider agrees to implement instructions from the Funds or their designee ("Instructions") to restrict or prohibit further purchase of Shares in specific accounts or by specific shareholders identified by the Funds or an affiliate as having engaged in transactions that may violate the Funds' policies regarding short term or excessive trading activity. The Funds or their designee will include in the Instructions the TIN, if known, and the specific restriction(s) to be implemented. If the TIN is not known, the Instructions must include an equivalent identifying number of the shareholders or other agreed upon information to which the Instructions relate. In addition, the Service Provider agrees:

            a. To implement Instructions as soon as reasonably practicable, but not later than five (5) business days after receipt of the Instructions by the Service Provider; and

            b. To provide confirmation to the Funds in a mutually agreed upon format that Instructions have been implemented. Service Provider agrees to provide confirmation as soon as is reasonably practicable, but not later than ten (10) business days after the Instructions have been implemented.

In Witness Whereof, the parties hereto have executed and delivered this Agreement as of the date first written below.

LORD ABBETT DISTRIBUTOR LLC,
By:  Lord, Abbett & Co LLC, its
          Managing Member



----------------------------------
Lawrence H. Kaplan
Member and General Counsel

MIDLAND NATIONAL LIFE INSURANCE COMPANY



By:  ______________________________
Name:  Teri L. Ross
Title:  Assistance Vice President
Dated:  02/23/2007

24(b)(8)(gg)


                  Rule 22C-2 SHAREHOLDER INFORMATION AGREEMENT


This Agreement entered into as of October 16, 2006, or such other compliance date mandated by Rule 22C-2 of the Investment Company Act of 1940 ("Rule 22c-2"), whichever is later, by and between MFS Fund Distributors, Inc. ("MFD") and the party signing below ("Intermediary").

      WHEREAS, MFD is the principal underwriter for the MFS funds ("Funds"):

      WHEREAS, the Intermediary offers or otherwise makes available the Funds to or for clients of Intermediary;

      WHEREAS, Rule 22C-2 requires MFD or the Funds to enter into a shareholder information agreement with each financial intermediary, as defined by Rule 22C-2; and

      WHEREAS, this Agreement sets forth the terms and conditions for information sharing for the Funds in accordance with Rule 22C-2,

      NOW, THEREFORE, in consideration of the mutual covenants herein contained, which consideration is full and complete, MFD and Intermediary hereby agree as follows:

A. Agreement to Provide Information. To the extent Intermediary is a financial intermediary as defined in Rule 22C-2 of the Investment Company Act of 1940, Intermediary agrees to provide the Fund or its designee, upon written request, the taxpayer identification number ("TIN"), if known, of any or all Shareholder(s) of the account and amount, date, name or other identifier of any investment professional(s) associated with the Shareholder(s) or account (if known), and transaction type (purchase, redemption, transfer or exchange) of every purchase, redemption, transfer or exchange of Shared held through an account maintained by Intermediary during the period covered by the request.

      (1) Period Covered by Request. Requests must set forth a specific period, not to exceed 90 days from the date of the request, for which transaction information is sought. The Fund or its designee may request transaction information older than 90 days from the date of the request as it deems necessary to investigate compliance with policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding shares issued by the Fund.

      (2) Form and Timing of Response. Intermediary agrees to transmit the requested information that is on Intermediary's books and records to the Fund or its designee promptly and in a secure manner, but in any event not later than 5 business days, after receipt of a request. If the requested information is not on Intermediary's books and records but on the books and records of an indirect intermediary, Intermediary agrees to (i) use reasonable efforts to provide or arrange to provide to the Fund or its designee the requested information regarding shareholders who hold an account with an indirect intermediary; or (ii) if directed by the Fund or its designee, block further purchases of Fund Shares from such indirect intermediary. In such instance, Intermediary agrees to inform the Fund or its designee whether Intermediary plans to perform (i) and
            (ii). Responses required by this paragraph must be communicated in writing and in a format mutually agreed upon by the parties. To the extent practicable, the format for any transaction information provided to the Fund should be consistent with the NSCC Standardized Data Reporting Format. For purposes of this provision, an "indirect intermediary" has the same meaning as in Rule 22C-2 under the Investment Company Act of 1940. (3) Limitations on Use of Information. The Fund agrees to use the information provided solely for the purposes of facilitating the Fund's compliance with Rule 22C-2, and not for marketing or any other purpose without Intermediary's prior written consent.

B. Agreement to Restrict Trading. Intermediary agrees to execute written instruction from the Fund or its designee to restrict or prohibit further purchases or exchanges or Shares by a Shareholder that has been identified by the Fund or its designee as having engaged in transactions of the Fund's Shares (directly or indirectly through the Intermediary's account) that violate policies established by the Fund for the purpose of eliminating or reducing any dilution of the outstanding Shares issued by the Fund.

      (1) Form of Instructions. Instructions must include TIN, if known, and the specific restriction(s) to be executed. If the TIN is not known, the instructions must include an equivalent identifying number of the Shareholder(s) or account(s) or other agreed upon information to which the instruction relates.

      (2) Timing of Response. Intermediary agrees to execute instructions as soon as reasonably practicable, but not later than five business days after Intermediary's receipt of the instructions.

      (3) Confirmation by Intermediary. Intermediary must provide written confirmation to the Fund or its designee that instructions have been executed. Intermediary agrees to provide confirmation as soon as reasonably practicable, but not later than ten business days after the instructions have been executed.

C.    Definitions. For purpose of this paragraph:

      (1) The term "Fund" includes the fund's principal's underwriter and transfer agent. The term does not include any "excepted funds" as defined in SEC Rule 22C-2(b) under the Investment Company Act of 1940.

      (2) The term "Shares" means the interests of Shareholders corresponding to the redeemable securities of record issued by the Fund under the Investment Company Act of 1940 that are held by Intermediary.

      (3) The term "Shareholder" means the beneficiary owner of Shares, whether the Shares are held directly or indirectly or by Intermediary in nominee name.

      (4) The term "Written" includes electronic writings and facsimile transmissions.

IN WITNESS WHEREOF, the undersigned has caused this Agreement to be executed as of the date first above written.

MFS FUND DISTRIBUTORS, INC.
By: James A. Jessee
Title:  President

--------------------------------------------------------------------------------
(Name of Intermediary)

By: _________________________________          Date:____________________________

Name: ______________________________           Title: __________________________

24(b)(8)(hh)

               RULE 22c-2 SHAREHOLDER INFORMATION ACCESS AGREEMENT
                       (NEUBERGER BERMAN FAMILY OF FUNDS)

      This Agreement is entered into as of October 1, 2006, by and between Neuberger Berman Management Inc. ("NBMI") and the undersigned intermediary ("Intermediary").

      WHEREAS, NBMI is the principal underwriter and adviser of registered investment companies and their separately designed series (each such series or series hereinafter established referred to herein as the "Fund");

      WHEREAS, Intermediary is (i) a broker, dealer, bank, or other entity that holds securities of record issued by the Fund ("Fund shares") in nominee name; or (ii) in the case of a participant-directed employee benefit ("Plan") that owns Fund shares, (a) a retirement plan administrator under the Employee Retirement Income Security Act of 1974, as amended, or (b) any entity that maintains the Plan's participant records;

      WHEREAS, Intermediary provides services to clients who maintain an interest in Fund shares held by the Intermediary in an account with the Fund as
(i) the beneficial owner of Fund shares, whether the shares are held directly or by Intermediary in nominee name; or (ii) with respect to retirement and other types of employee benefit plans, the Plan participant notwithstanding that the Plan may be deemed to be the beneficial owner of Fund shares; or (iii) with respect to insurance companies, the holder of interests in a variable annuity or variable life insurance contract issued by Intermediary. Each type of client identified in clauses (i), (ii), or (iii) herein shall be referred to herein as a "Shareholder;"

      WHEREAS, NBMI and Intermediary have entered into a dealer and/or services agreement (the "Dealer/Services Agreement"), pursuant to which Intermediary has agreed to solicit orders for Fund shares and/or provide services with respect to the Fund;

      WHEREAS, Intermediary is a "financial intermediary" within the meaning of Rule 22c-2 of the Investment Company Act of 1940, as amended (the "1940 Act"), and directly submits orders on behalf of investors in one or more Funds to purchase or redeem Fund shares;

      WHEREAS, pursuant to Rule 22c-2 under the 1940 Act ("Rule 22c-2"), the parties wish to entered into an agreement under which Intermediary agrees to provide NBMI and the Fund with Shareholder identification and transaction information in order to identify and preclude activity that may violates NBMI's or a Fund's policies ("Trading Policies") established for the purpose of eliminating or reducing any dilution of the value of Fund shares, including restrictions on frequent trading of Fund shares that NBMI otherwise may deem disruptive to the Fund and any policy to ensure appropriate administration of a redemption fee established by the Fund;

      NOW, THEREFORE, in consideration of the mutual covenants herein contained, which consideration is full and complete, and intending to be legally bound hereby, NBMI and Intermediary hereby agree as follows:

1.    Shareholder Information


      1.1. Agreement to Provide Information. Intermediary agrees to cooperate with the Fund's and NBMI's efforts to identify Shareholder transaction activity that may violate the Trading Policies. To that end, Intermediary agrees to respond promptly to NBMI's requests regarding Shareholder transaction activity in an account held by or through the Intermediary. In response to such requests, Intermediary shall provide the taxpayer identification number ("TIN"), if known, of any or all Shareholder(s) of the account and the amount, date, name or other identified of any investment professional(s) associated with the Shareholder(s) or account (if known), and the transaction type (purchase, redemption, transfer, or exchange) of every purchase, redemption, transfer or exchange of Fund shares held through an account maintained by the Intermediary during the period covered by the request.

      1.2. Period Covered by Request. In each request, NBMI shall set forth a specific period, not to exceed 180 days from the date of the request, for which is seeks transaction information. NBMI may request transaction information older than 180 days from the date of the request as it deems necessary to investigate compliance with the Trading Policies.

      1.3. Form and Timing of Response. Intermediary agrees to transmit all requested information that is on its books and records to NBMI and the Fund or their designee promptly, but in any event not later than ten (10) business days, after receipt of a request. If the requested information is not on Intermediary's books and records, Intermediary agrees to (i) provide or arrange to provide to NBMI and the Fund the requested information with respect to Shareholders who hold an account with an indirect intermediary; or (ii) if directed by NBMI, block further purchase of Fund shares from such indirect intermediary. In such instance, Intermediary agrees to inform NBMI whether it plans to perform (i) or (ii). Responses required by this paragraph must be communicated in writing and in a format mutually agreed upon by the parties. To the extent practicable, the format for any transaction information provided to NBMI and the Fund should be consistent with the DTCC Standardized Data Reporting Format. For purposes of this provision, an "indirect intermediary" has the same meaning as in currently proposed Rule 22c-2(c)(5)(iii) under the 1940 Act or as "indirect intermediary" is subsequently defined in any adopted amendment to Rule 22c-2.

      1.4. Limitations on Use of Information. NBMI agrees not to use the information received for marketing or any other similar purpose without the prior written consent of Intermediary.

2.    Restricting Trading.


      2.1. Agreement to Restrict Trading. Intermediary agrees to execute written instructions from NBMI to restrict or prohibit further purchases or exchanges of Fund shares by a Shareholder that has been identified by NBMI as having engaged in transactions of Fund shares (directly or indirectly through Intermediary's (or indirect intermediary's) account) that violate the Trading Policies.

      2.2. Form of Instructions. In the instructions, NBMI shall include the Shareholder's TIN, if known, and the specific restriction(s) to be executed. If NBMI does not know the IN, NBMI shall include an equivalent identifying number of the Shareholder(s) or account(s) or other agreed upon information to which the instruction relates.

      2.3. Timing of Response. Intermediary agrees to execute instructions as soon as reasonably practicable, but not later than five (5) business days after receipt of instructions by Intermediary.

      2.4. Confirmation by Intermediary. Intermediary must provide written confirmation to NBMI that instructions have been executed. Intermediary agrees to provide confirmation as soon as reasonably practicable, but not later than ten (10) business days after the instructions have been executed.

3. Notices. All notices required or permitted under this Agreement shall be in writing and shall be sent by personal delivery or registered or certified mail, postage prepaid, or by telecopier confirmed in writing within three (3) business days as follows:

(a)       If to NBMI or the Fund:

                   Neuberger Berman Management Inc.
                   Neuberger Berman Funds
                   605 Third Avenue - 2nd Floor
                   New York NY  10158-0180
                   Attention:        Peter Sundman, President, NBMI
                                     Chairman and Chief Executive Officer
                                     Neuberger Berman Funds
                   cc:               Margo Rappoport
                   telephone:        (646) 497-4671
                   telecopier:       (212) 476-5781
                   email:            mrappoport@nb.com
                                     -----------------

(b) If to Intermediary, to the address set forth next to its signature line in this Agreement.

      Such addresses may be changed from time to time by any party by providing written notice in the manner set forth above. All notices shall be effective upon delivery or when deposited in the mail addressed as set forth above.

4. Applicability to Affiliates. The Intermediary acknowledges and agrees that the Intermediary has identified and/or will identify to the Fund Agent all persons affiliated with the Intermediary and known to the Intermediary who meet the definition of "Intermediary" as set forth in Section 4 of this Agreement. In the event that such person is not so identified, such person shall be deemed to be subject to the terms and conditions of this Agreement until such person has entered into a separate agreement with the Fund Agent.


5. Amendments. NBMI may unilaterally modify this Agreement at any time by written notice to Intermediary to comport with the requirements of applicable law, any amendments to Rule 22c-2 and any interpretation by the Staff of the Securities and Exchange Commission. The first order placed by Intermediary subsequent to the receipt of such notice shall be deemed acceptance by Intermediary of the modification to the Agreement described in such notice.


6. Applicable Law. This Agreement shall be governed by and construed in accordance with the laws of the State of New York, without giving effect to principles of conflicts of laws.


7. Assignment. Neither party may assign the Agreement, or any of the rights, obligations, or liabilities under the Agreement, without the written consent of the other party.


8. Dealer/Services Agreement. To the extent that the provisions of this Agreement and the provisions of the Dealer/Services Agreement are in conflict, the provisions of this Agreement shall control with respect to the subject matter of this Agreement. Termination of this Agreement by either party shall not automatically result in a termination of the Dealer/Services Agreement.


9. Counterparts. This Agreement may be executed in counterparts, each of which shall be deemed to be an original, but both of which shall together constitute one and the same instrument.


10. Third-Party Beneficiaries. As permitted by Rule 22c-2, NBMI is entering into this Agreement on the Fund's behalf. Any requests from NBMI for information or instructions from NBMI to restrict or prohibit further purchases or exchanges of Fund shares are made by NBMI on Fund's behalf. The Fund shall have the right to enforce all terms and provisions of this Agreement against any and all parties hereto and or otherwise involved in the activities contemplated herein.


11. Right to Suspend Trading by Intermediary. The Fund may, at its discretion, suspend or cease offering Fund shares for purchase through the Intermediary if the Intermediary fails to satisfy its obligations under this Agreement.


12. Indemnification. The Intermediary shall indemnify and hold harmless the NBMI and the Fund and their respective directors, officers, employees, affiliates and agents ("Indemnified Parties") from and against any and all losses, claims, liabilities and expenses (including reasonable attorney's fees and expenses) ("Losses") incurred by any of them arising our of (i) any breach by the Intermediary of any representation, warranty or agreement contained in this Agreement, (ii) any willful misconduct or negligence by the Intermediary n the performance of, or failure to perform, its obligations under this Agreement, including but not limited to, the Intermediary's failure to timely provide information that is accurate and in proper form, as required under section 1 of this Agreement, or to timely restrict trading in accordance with Section 2 of this Agreement. This Section shall survive termination of this Agreement.

      IN WITNESS WHEREOF, the undersigned have caused this Agreement to be executed as of the date first above written.


NEUBERGER BERMAN              MIDLAND NATIONAL LIFE
MANAGEMENT INC.               INSURANCE COMPANY
                                        Name of Intermediary

By:  ____________________     By:  _____________________________________
Name: Peter E. Sundman        Name:  Esfand Dinshaw
Title:  President             Title:  President - Annuity Division

                                        Address:  4601 Westown Pkwy, Suite 300
                                                     West Des Moines, IA  50266
                                        Attention:  Variable Annuity Department
                                        cc:  ___________________________
                                        telephone:  866-210-9564
                                        telecopier:  866-270-9565
                                        email address:  tross@mnlife.com

24(b)(8)(ii)


                 RULE 22C-2 AMENDMENT TO PARTICIPATION AGREEMENT


      AMENDMENT entered into as of _________________, 2007, by and between Allianz Global Investors Distributors LLC ("AGID"), the principal underwriter for Premier VIT and PIMCO Variable Insurance Trust (each a "Trust" and, collectively, the "Trusts") and Midland National Life Insurance Company ("Intermediary").

      WHEREAS, Intermediary, pursuant to a Participation Agreement (as defined below), purchases Shares of the Trusts to fund certain variable life insurance or variable annuity contracts issued by Intermediary ("Contracts"); and

      WHEREAS, AGID and Intermediary (each a "Party" and, together, the "Parties") seek to enter into this Amendment in order for the Trusts, AGID and Intermediary to comply with the requirements of Rule 22C-2 ("Rule 22c-s") under the Investment Company Act of 1940, as amended (the "1940 Act"), and to make other changes to the Participation Agreement.

      NOW, THEREFORE, in consideration of the mutual covenants herein contained, which consideration is full and complete, AGID and Intermediary hereby agree as follows:

                     ARTICLE X. Contractholder Information

Agreement to Provide Information. Intermediary agrees to provide Fund Agent, upon written request, the taxpayer identification number ("TIN"), the Individual/International Taxpayer Identification Number ("ITIN"), or other government-issued identifier ("GII") and the Contract owner number of participant account number, if known, of any or all Contractholder(s) of the account, the name or other identifier of any investment professional(s) associated with the Contractholder(s) or account (if known), and the amount, date and transaction type (purchase, redemption, transfer or exchange) of every purchase, redemption, transfer or exchange of Shares held through an account maintained by Intermediary during the period covered by the request. Unless otherwise specifically requested by the Fund Agent, the Intermediary shall only be required to provide information relating to Contractholder-Initiated Transfer Purchases or Contractholder-Initiated Transfer Redemptions.

Period Covered by Request. Requests must set forth a specific period, not to exceed 180 days from the date of the request, for which transaction information is sought. Fund Agent may request transaction information older than 180 days from the date of the request as it deems necessary to investigate compliance with policies established or utilized by a Trust or Fund Agent for the purpose of eliminating or reducing any dilution of the value of the outstanding shares issued by a Fund.

If requested by Fund Agent, Intermediary will provide the information specified in Section (1) above for each trading day.

Form and Timing of Response. Intermediary agrees to provide promptly upon request of Fund Agent, the requested information specified in Section (1). Intermediary agrees to use its best efforts to determine promptly whether any specific person about whom it has received the identification and transaction information specified in Section (1) is itself a "financial intermediary," as that term is defined in Rule 22c-2 (an "Indirect Intermediary") and upon request of Fund Agent, promptly either (i) provide (or arrange to have provided) the information set forth in Section (1) for those Contractholders who hold an account with an Indirect Intermediary or (ii) restrict or prohibit the Indirect Intermediary from purchasing Shares in nominee name on behalf of other persons. Intermediary additionally agrees to inform Fund Agent whether it plans to perform (i) or (ii) above. Responses required by this paragraph must be communicated in writing and in a format mutually agreed upon by the Parties. To the extent practicable, the format for any Contractholder and transaction information provided to Fund Agent should be consistent with the NSCC Standardized Data Reporting Format.

Limitations on Use of Information. Fund Agent agrees not to use the information received hereunder for marketing or any other similar purpose without the prior written consent of Intermediary; provided, however, that this provision shall not limit the use of publicly available information, information already in the possession of Fund Agent, a Trust or their affiliates at the time the information is received pursuant to this Amendment or information which comes into the possession of Fund Agent, a Trust or their affiliates from a third party.

           ARTICLE XI. Execution of Trading Restriction Instructions

Agreement to Restrict Trading. Intermediary agrees to execute written instructions from Fund Agent to restrict or prohibit further purchases or exchanges of Shares by a Contractholder that has been identified by Fund Agent as having engaged in transactions in Shares (directly or indirectly though Intermediary's account) that violate policies established or utilized by a Trust or Fund Agent for the purpose of eliminating or reducing any dilution of the value of the outstanding Shares issued by a Fraud. Unless otherwise directed by Fund Agent, any such restrictions or prohibitions shall only apply to Contractholder-Initiated Transfer Purchases or Contractholder-Initiated Transfer Redemptions that are affected directly or indirectly through Intermediary.

(A) Form of Instructions. Instructions must include the TIN, ITIN, or GII and the specific individual Contract owner number or participant account number associated with the Contractholder, if known, and the specific restriction(s) to be executed. If the TIN, ITIN, GII or the specific individual Contract owner number or participant account number associated with the Contractholder is now known, the instructions must include an equivalent identifying number of the Contractholder(s) or account(s) or other agreed upon information to which the instruction relates.

(B) Timing of Response. Intermediary agrees to execute instructions from Fund Agent as soon as reasonably practicable, but not later than five (5) business days after receipt of the instructions by Intermediary.

(C) Confirmation by Intermediary. Intermediary must provide written confirmation to Fund Agent that Fund Agent's instructions to restrict or prohibit trading have been executed. Intermediary agrees to provide confirmation as soon as reasonably practicable, but not later than ten
      (10) business days after the instructions have been executed.




                            ARTICLE XII. Definitions

For purposes of this Amendment, certain terms are used as defined in the preamble or body of this Amendment. The following terms shall have the following meanings, unless a different meaning is clearly required by the context:

The term "Contractholder" means the holder of interests in a Contract or a participant in an employee benefit plan with a beneficial interest in a Contract.

The term " Contractholder-Initiated Transfer Purchase" means a transaction that is initiated or directed by a Contractholder that results in a transfer of assets within a Contract to a Fund, but does not include transactions that are executed: (i) automatically pursuant to a contractual or systematic program or enrollment such as a transfer of assets within a Contract to a Fund as a result of "dollar cost averaging" programs, insurance company approved asset allocation programs, or automatic rebalancing programs; (ii) pursuant to a Contract death benefit; (iii) as a result of a one-time step-up in Contract value pursuant to a Contract death benefit; (iv) as a result of an allocation of assets to a Fund through a Contract as a result of payments such as loan repayments, scheduled contributions, retirement plan salary reduction contributions, or planned premium payments to the Contract; or (v) pre-arranged transfers at the conclusion of a required "free look" period.

The term "Contractholder-Initiated Transfer Redemption" means a transaction that is initiated or directed by a Contractholder that results in a transfer of assets within a Contract out of a Fund, but does not include transactions that executed: (i) automatically pursuant to a contractual or systematic program or enrollments such as transfers of assets within a Contract out of a Fund as a result of annuity payouts, loans, systematic withdrawal programs, insurance company approved asset allocation programs and automatic rebalancing programs,
(ii) as a result of any deduction of charges or fees under a Contract; (iii) within a Contract out of a Fund as a result of scheduled withdrawals or surrenders from a Contract; or (iv) as a result of payment of a death benefit from a Contract.

The term "Funds" shall mean the constituent series of the Trusts, but for purposes of Section A of this Amendment shall not include Funds excepted from the requirements of paragraph (a) of Rule 22c-2 by paragraph (b) of Rule 22c-2.

The term "Fund Agent" shall mean AGID or such other persons or entities as may be designated as such by the Trusts for purposes of this Amendment from time to time.

The term "Participation Agreement" shall mean the Participation Agreement and/or other similar agreement(s) relating to transactions in Shares to which Intermediary or any of Intermediary's predecessors, successors or affiliates is a party.

The term "promptly" shall mean as soon as practicable but in no event later than five (5) business days from Intermediary's receipt of the request for information from Fund Agent.

The term "Shares" means the interests of Contractholders corresponding to the redeemable securities of record issued by a Fund.

The term "written" includes electronic writings and facsimile transmissions.

In addition, for purposes of this Amendment, the term "purchase" does not include the automatic reinvestment of dividends or distributions.

         ARTICLE XIII. Additional Amendments to Participation Agreement

The Participation Agreement is hereby further amended to incorporate the provisions set forth in Exhibit A hereto.

                        ARTICLE XIV. Scope of Amendment

Intermediary acknowledges and agrees that this Amendment shall apply to the handling of all transactions in Shares, whether authorized under the Participation Agreement or any other agreement between or among Intermediary and a Trust, and transfer agent of a Trust, AGID, any other Fund Agent or any of their affiliates, and further acknowledges and agrees that the Participation Agreement and any other such agreement is hereby modified to the extent necessary to reflect the agreements herein.

                           ARTICLE XV. Effective Date

This Amendment shall be effective upon its execution hereof, or, if later, upon the effectiveness of the provisions of Rule 22c-2 relating to agreements with "financial intermediaries" (as such term is defined in Rule 22c-2). Prior to the effective date of this Amendment, AGID and Intermediary agree that any request made to Intermediary by AGID for Contractholder transaction information, and Intermediary's response to such request, shall be governed by whatever practices AGID and Intermediary had utilized in the absence of a formal agreement, if any, to govern such requests.

                      ARTICLE XVI. Additional Obligations

It shall be Intermediary's obligation to make any required notification(s) to its Contractholders of the provisions of this Amendment and Intermediary agrees to do so. Intermediary also agrees to provide point of sale disclosure documents to its Contractholders consistent with applicable legal requirements as in effect from time to time.

               ARTICLE XVII. Amendments to Comply with Rule 22c-2

Without limiting any other provisions of this Amendment, including those provisions set forth in Exhibit A hereto, the Parties agree that AGID may, upon 30 days' written notice to Intermediary, further amend or modify the Participation Agreement without the affirmative consent of Intermediary in order to comply with Rule 22c-2, as such rule may be revised or interpreted by the Securities and Exchange Commission or its staff. Notice for these purposes shall be deemed to be given when mailed or electronically transmitted to Intermediary. Intermediary's submission and a Trust's or its designee's acceptance of an order to purchase, redeem or exchange Shares after the transmission of such notice shall represent Intermediary's acknowledgement and acceptance of the terms and conditions of any such amendment.




IN WITNESS WHEREOF, the undersigned has caused this Amendment to be executed as of the date first above written.


                                       ALLIANZ GLOBAL INVESTORS
                                       DISTRIBUTORS LLC


                                       --------------------------------------
                                       By:
                                       Title:


Legal Name of Intermediary:

-----------------------------------------------------------------------------


-----------------------------------------
By:
Title:

                                    EXHIBIT A

          Section 1. Additional Amendments to Participation Agreement

Capitalized terms used in the provisions set forth below are used as defined in the Participation Agreement.

Compliance Matters. As required by the Participation Agreement, Intermediary shall comply with provisions of the Prospectuses and Statement of Additional Information of each Trust, and with applicable federal and state securities laws. Among other things, Intermediary shall be responsible for reasonably assuring that:

(a) Only orders to purchase, redeem, or exchange Shares received by Intermediary or any Indirect Intermediary prior to the Valuation Time shall be submitted directly or indirectly by Intermediary to the Fund or its transfer agent or other applicable agent for receipt of a price based on the net asset value per Share calculated for that day in accordance with Rule 22c-1 under the 1940 Act1;

(b) Intermediary shall cause to be imposed and/or waived applicable redemption fees, if any, only in accordance with the relevant Fund's then current Prospectuses or Statement of Additional Information and/or as instructed by Fund Agent. Intermediary further agrees to make reasonable efforts to assist the Funds and their service providers (including but not limited to Fund Agent) to detect, prevent and report market timing or excessive short-term trading of Shares. To the extent Intermediary has actual knowledge or violations of Fund policies (as set forth in the applicable Fund's then current Prospectuses or Statement of Additional Information) regarding (i) the timing of purchase, redemption or exchange orders and pricing of Shares, (ii) market timing or excessive short-term trading, or
      (iii) the imposition of redemption fees, if any Intermediary agrees to report such known violations to Fund Agent. For purposes of this provision, the term "Valuation Time" refers to the time as of which the Shares are valued on each business day, currently the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) on each day that the New York Stock Exchange is open for business.


1 Orders to purchase, redeem, or exchange Fund shares received by Intermediary subsequent to the Valuation Time on any given day shall receive a priced based on the next determined net asset value per Share in accordance with Rule 22c-1 under the 1940 Act.

24(8)(b)(jj)

                              RYDEX FAMILY OF FUND
                              Rule 22c-2 Agreement

This Agreement is made as of October 16, 2006, or such other compliance date mandated by Rule 22c-2 of the Investment Company Act of 1940 ("Rule 22c-2"), by and between Rydex Distributors Inc. ("Fund Agent"), the distributor of the Rydex Family of Funds (the "Funds") and Midland National Life Insurance Company, the Intermediary firm, ("Intermediary").

      WHEREAS, Fund Agent is the principal underwriter and distributor for the Funds;

      WHEREAS, the Intermediary submits trades on behalf of client-shareholders or indirect intermediaries that are registered owners of accounts on the books and records of Intermediary, and Intermediary maintains on the books of the Fund Agent one or more account(s) that hold shares of the Funds;

      WHERAS, pursuant to Rule 22c-2, the Funds are required to enter into a written agreement with Intermediary under with Intermediary agrees to (i) provide, at the Fund's request, identity and transaction information about the shareholders who hold their shares through an account with the Intermediary, and
(ii) execute instructions from the Funds to restrict or prohibit future purchases or exchanges;

      WHEREAS, the Agreement shall inure to the benefit of and shall be binding upon the undersigned and each such entity shall be either a Fund Agent or Intermediary for purposes of this Agreement (the Fund Agent and the Intermediary shall be collectively referred to herein as "Parties" and individually as a "Party");

      NOW, THEREFORE, in consideration of the mutual covenants herein contained, which consideration is full and complete, the Fund Agent and the Intermediary agree as follows:

1.    Shareholder Information

      1.1 Agreement to Provide Information. Intermediary agrees to provide the Fund, upon written request, the taxpayer identification number ("TIN"), if known, of any or all Shareholder(s) of the account and the amount, date, name or other identifier of any investment professional(s) associated with the Shareholder(s) or account (if known), and transaction type (purchase, redemption, transfer or exchange) of every purchase, redemption, transfer or exchange of Shares held through an account maintained by the Intermediary during the period covered by the request.

            1.1.1 Period Covered by Request. Requests must set forth a specific period, not to exceed 90 days from the date of the request, for which transaction information is sough. The Fund may request transaction information older than 90 days from the date of the request as it deems necessary to investigate compliance with policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding shares issued by the Fund.

            1.1.2 Form and Timing of Response. Intermediary agrees to transmit the requested information that is on its books and records to the Fund or its designee promptly, but in any event not later than 10 business days, after receipt of a request. If the requested information is not on the Intermediary's books and records, Intermediary agrees to use reasonable efforts to: (i) promptly obtain and transmit the requested information; (ii) obtain assurances from the accountholder that the requested information will be provided directly to the Fund promptly; or
                  (iii) if directed by the Fund, block further purchases of Fund Shares from such accountholder. In such instance, Intermediary agrees to inform the Fund whether it plans to perform (i),
                  (ii) or (iii). Responses required by this paragraph must be communicated in writing and in a format mutually agreed upon by the parties. To the extent practicable, the format for any transaction information provided to the Fund should be consistent with the NSCC Standardized Data Reporting Format.

            1.1.3 Limitations on Use of Information. The Fund agrees not to use the information received for marketing or any other similar purpose without the prior written consent of the Intermediary.

      2.2 Agreement to Restrict Trading. Intermediary agrees to execute written instruction from the Fund to restrict or prohibit further purchases or exchanges of Shares by a Shareholder that has been identified by the Fund as having engaged in transactions of the Fund's Shares (directly or indirectly through the Intermediary's account) that violate policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding Shares issued by the Fund.

            2.2.1 Form of Instructions. Instructions must include the TIN, if known, and the specific restriction(s) to be executed. If the TIN is not known, the instructions must include an equivalent identifying number of the Shareholder(s) or account(s) or other agreed upon information to which the instruction relates.

            2.2.2 Timing of Response. Intermediary agrees to execute
                  instructions as soon as reasonably practicable, but not later than 5 business days after receipt of the instructions by the Intermediary.

            2.2.3 Confirmation by Intermediary. Intermediary must provide written confirmation to the Fund that instructions have been executed. Intermediary agrees to provide confirmation as soon as reasonably practicable, but not later than 10 business days after the instructions have been executed.

      3.3   Definitions. For purposes of this paragraph:

            3.3.1. The term "Fund" includes the Fund's principal underwriter and transfer agent. The term does not include any "excepted funds" as defined in SEC Rule 22c-2(b) under the Investment Company Act of 1940.2

            3.3.2. The term "Shares" means the interest of Shareholders corresponding to the redeemable securities of record issued by the Fund under the Investment Company Act of 1940 that are held by the Intermediary.

            3.3.3. The term "Shareholder" means the beneficial owner of Shares, whether the Shares are held directly or by the Intermediary in nominee name.



2 As defined in SEC Rule 22c-2(b), the term "excepted fund" means any: (1) money market fund; (2) fund that issues securities that are listed on a national exchange; and (3) any fund that affirmatively permits short-term trading of its securities, if its prospectus clearly and prominently discloses that the fund permits short-term trading of its securities and that such trading may result in additional costs for the fund.


IN WITNESS WHEREOF, the undersigned has caused this Agreement to be executed as of the date first above written.


RYDEX DISTRIBUTORS, INC.               ________________________________________
                                                (Legal Name of Intermediary)



By: ___________________________        By: _____________________________________

Name: Kevin Farragher                  Name: Teri L. Ross

Title: Senior Vice President           Title: Assistant Vice President

24(8)(b)(kk)

                                     VAN ECK
                        SHAREHOLDER INFORMATION AGREEMENT

                          Insurance Intermediary #:0962
            MIDLAND NATIONAL LIFE INSURANCE COMPANY ("Intermediary")

      This Agreement is effective as of April 16, 2007, or such other compliance date mandated by Rule 22c-2 of the Investment Company Act of 1940 ("Rule 22c-2), by and between Midland National Life Insurance Company ("Intermediary") and Van Eck Securities Corporation ("Van Eck") on behalf of the Van Eck Funds, Van Eck Funds, Inc., Van Eck Worldwide Insurance Trust, or such other investment companies that Van Eck may distribute (each, a "Van Eck Fund" and together, the "Van Eck Funds").

      WHEREAS, Intermediary is a "financial intermediary" within the meaning of Rule 22c-2.

      WHEREAS, pursuant to Rule 22c-2, Van Eck is required to enter into a written agreement with Intermediary under with Intermediary agrees to: (i) provide, at Van Eck's request, identity and transaction information about Shareholders (as defined below) who hold their Shares (as defined below) through an account with Intermediary; and (ii) execute instructions from Van Eck to restrict or prohibit future purchases or exchanges;

      NOW, THEREFORE, in consideration of the mutual covenants herein contained, which consideration is full and complete, Van Eck and the Intermediary hereby agree as follows:

1.    Shareholder Information

      (D) Agreement to Provide Information. Intermediary agrees to provide Van Eck, or its designee, upon written request, the taxpayer identification number ("TIN"), the Individual/International Taxpayer Identification Number ("ITIN"), or other government-issued identified ("GII"), or mutually acceptable Securities and Exchange Commission ("SEC") approved identifier, and the Contract owner number or participant account number associated with the Shareholder, if known, of any or all, Shareholder(s) of the Van Eck Funds, and the amount, date, and transaction type (purchase, redemption, transfer or exchange) of every purchase, redemption, transfer or exchange of Shares held through an account maintained on behalf of the Intermediary during the period covered by the request. Unless otherwise specifically requested by Van Eck, or its designee, the Intermediary shall only be required to provide information relating to Shareholder Initiated Transfer Purchases or Shareholder Initiated Transfer Redemptions.

      (D) Period Covered by Request. Requests must set forth a specific period, not to exceed 180 calendar days from the date of the request, for which transaction information is sought. Van Eck, or its designee, may request transaction information older than 180 calendar days from the date of the request as it deems necessary to investigate compliance with policies established by the Van Eck Funds for the purpose of eliminating or reducing any dilution of the value of the outstanding Shares issued by the Van Eck Funds.

      (D) Timing of Requests. Requests for Shareholder information shall be made no more frequently than quarterly except as Van Eck deems necessary to investigate compliance with policies established by the Van Eck Funds for the purpose of eliminating or reducing any dilution of the value of the outstanding shares issued by the Van Eck Funds.

      (D) Form and Timing of Response. Intermediary agrees to provide, promptly upon request of Van Eck, or its designee, the information specified in Section 1(A). If requested by Van Eck, or its designee, Intermediary agrees to use best efforts to determine promptly whether any specific person about whom it has received the identification and transaction information specified in 1(A) is itself a financial intermediary ("indirect intermediary") and, upon further request of Van Eck, or its designee, promptly either (i) provide (or arrange to have provided) the information set forth in 1(A) for those Shareholders who hold an account with an indirect intermediary or (ii) restrict or prohibit the indirect intermediary from purchasing in nominee name on behalf of other persons, securities issued by the Van Eck Funds, Intermediary additionally agrees to inform Van Eck, or its designee, whether its plans to perform (i) or (ii). Responses required by this paragraph must be communicated in writing and in a format mutually agreed upon by the parties. To the extent practicable, the format for any transaction information provided to Van Eck, or its designee, should be consistent with the NSCC Standardized Data Reporting ("SDR") Format.

2. Limitations on Use of Information. Van Eck agrees not to use the information received pursuant to this Agreement for any purpose other than as necessary to comply with the provisions of Rule 22c-2 or to fulfill other regulatory or legal requirements subject to the privacy provisions of Title V of the Gramm-Leach-Blilely Act (Public Law 106-102) and comparable state laws.

3. (A) Agreement to Restrict Trading. Intermediary agrees to execute written instructions from Van Eck, or its designee, to restrict or prohibit further purchases or exchanges of Shares by a Shareholder that has been identified by Van Eck, or its designee, as having engaged in transactions of the Shares (directly or indirectly) through the Intermediary's account) that violate policies established by the Van Eck Fund(s) for the purpose of eliminating or reducing any dilution of the value of the outstanding Shares issued by the Van Eck Fund(s). Unless otherwise directed by Van Eck, or its designee, any such restrictions or prohibitions shall only apply to Shareholder-Initiated Transfer Purchases or Shareholder-Initiated Transfer Redemptions that are affected directly or indirectly through Intermediary. Instructions must be received by Intermediary through the NSCC SDR or at the following address, or such other address that Intermediary may communicate to Van Eck in writing from time to time, including if applicable, an e-mail and/or facsimile telephone number.

Print Address: _____________________________________________________________
Print Address: _____________________________________________________________
Print Address: _____________________________________________________________
Print E-mail & FAX #: ______________________________________________________

      (B) Form of Instructions. Instructions to restrict or prohibit trading must include the TIN, ITIN, GII or mutually acceptable SEC approved identifier, and the specific individual Contract owner number or participant account number associated with the Shareholder, if known, and the specific restriction(s) to be executed, including how long the restriction(s) is (are) to remain in place. If the TIN, ITIN, GII or mutually acceptable SEC approved identifier, or specific individual Contract owner number or participant account number associated with the Shareholder is now known, the instructions must include an equivalent identifying number of the Shareholder(s) or account(s) or other agreed upon information to which the instruction relates.

      (C) Timing of Response. Intermediary agrees to execute instructions as soon as reasonably practicable, but not later than five business days after receipt of the instructions by the Intermediary.

      (D) Confirmation by Intermediary. Intermediary must provide written confirmation to Van Eck, or its designee, that instructions have been executed. Intermediary agrees to provide confirmation as soon as reasonable practicable, but not later than ten business days after the instructions have been executed.

4.    Definitions. For purposes of this Agreement:

      (A) The term "Shares" means the interests of Shareholders corresponding to the redeemable securities of record issued by each Van Eck Fund that are held by the Intermediary.

      (B) The term "Shareholder" means the holder of interests in a variable annuity or variable life insurance contract issued by the Intermediary ("Contract"), or a participant in an employee benefit plan with a beneficial interest in a contract.

      (C) The Term "Shareholder-Initiated Transfer Purchase" means a transaction that is initiated or directed by a Shareholder that results in a transfer of assets within a Contract to a Van Eck Fund, but does not include transactions that are executed: (i) automatically pursuant to a contractual or systematic program or enrollment such as transfer of assets within a Contract to a Van Eck Fund as a result of "dollar cost averaging" programs, insurance company approved asset allocation programs, or automatic rebalancing programs; (ii) pursuant to a Contract death benefit; (iii) one-time step-up in Contract value pursuant to a Contract death benefit; (iv) allocation of assets to a Fund through a Contract as a result of payments such as loan repayments, scheduled contributions, retirement plan salary reduction contributions, or planned premium payments to the Contract; or (v) prearranged transfers at the conclusion of a required free look period.

      (D) The term "Shareholder-Initiated Transfer Redemption" means a transaction that is initiated or directed by a Shareholder that results in a transfer of assets within a Contract out of a Van Eck Fund, but does not include transactions that are executed: (i) automatically pursuant to a contractual or systematic program or enrollments such as transfers of assets within a Contract out of a Van Eck Fund as a result of annuity payouts, loans, systematic withdrawal programs, (ii) as a result of any deduction of charges or fees under a Contract; (iii) within a Contract out of a Van Eck Fund as a result of scheduled withdrawals or surrenders from a Contract; or (iv) as a result of payment of a death benefit from a Contract.

      (E) The term "written" includes electronic writings and facsimile transmissions.



            [THE REMAINDER OF THIS PAGE WAS INTENTIONALLY LEFT BLANK]





IN WITNESS WHEREOF, the parties have caused this Agreement to be executed as of the date first set forth above.

                  ARTICLE XVIII. Insurance Intermediary #:0962

              ARTICLE XIX. MIDLAND NATIONAL LIFE INSURANCE COMPANY

By: ___________________________________________________ Date: __________________
Name (print): __________________________________________________________________
Title (print): _________________________________________________________________
Telephone #: ___________________________________ E-mail: _______________________

                   ARTICLE XX. VAN ECK SECURITIES CORPORATION

By: ___________________________________________________ Date: __________________
Name (print): __________________________________________________________________
Title (print): _________________________________________________________________
Telephone #: ____________________________________ E-mail: ______________________


Please mail two original, fully executed copies of this agreement to: Mr. Jonathan Simon, Van Eck Securities Corporation, 99 Park Avenue, 8th Floor, New York, NY 10016-1501 no later than March 16, 2007. We will sign and return one set of agreements to you for your records.

April 23, 2008



The Board of Directors
Midland National Life Insurance Company
Des Moines, Iowa

Gentlemen:

With reference to the Registration Statement for Midland National Life Separate Account C filed on form N-4 (File number 333-108437 Post-Effective Amendment No.
12) with the Securities and Exchange Commission covering flexible premium deferred variable annuity policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

      1. Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium deferred variable annuity contracts by the Department of Insurance of the State of Iowa.

      2. The Midland National Life Insurance Company Separate Account C is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

      3. The flexible premium deferred variable annuity contracts, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said N-4 Registration Statement.


Sincerely,


/s/


Stephen P. Horvat, Jr.
Senior Vice President - Legal

                                POWER OF ATTORNEY

The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the "Company"), hereby constitute and appoint Stephen P. Horvat Jr., and Teresa A. Silvius, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824;
333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978; 333-148008)
and under the Investment Company Act of 1940 (811-05271; 811-07772) with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.




IN WITNESS WHEREOF, the undersigned has hereunto set his hand,
this __ _day of                             2008.
       -        ---------------------------

SIGNATURE                DATE           SIGNATURE                    DATE


/s/                      2/25/08        /s/                          2/25/08
------------------------                ----------------------------
Michael M. Masterson                    John J. Craig II



/s/                      2/21/08        /s/                          2/18/08
------------------------                ----------------------------
Steven C. Palmitier                     Stephen P. Horvat, Jr.



/s/                      2/25/08        /s/                          2/25/08
------------------------                ----------------------------
Robert W. Korba                         David E. Sams


/s/                      2/21/08        /s/                          2/21/08
------------------------                ----------------------------
Donald T. Lyons                         Esfandyar E. Dinshaw

                    [Sutherland Asbill & Brennan Letterhead]






                                 April 22, 2008




Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD  57193

                   RE:      Advantage II and III Variable Annuity
                            Form N-4, File No. 333-108437

Gentlemen:

                   We hereby consent to the reference to our name under the caption "Legal Matters" in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed by Midland National Life Separate Account C for certain variable annuity contracts (File No. 333-108437). In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                                        Very truly yours,

                                        SUTHERLAND ASBILL & BRENNAN LLP



                                        By:  /s/ Frederick R. Bellamy
                                             --------------------------
                                                Frederick R. Bellamy

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



We hereby consent to the use in this Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 333-108437 and 811-07772) of our report dated April 22, 2008, relating to the financial statements and financial highlights of the Midland National Life Separate Account C and the report dated March 14, 2008, relating to the financial statements of the Midland National Life Insurance Company, which appear in such Registration Statement. We also consent to the references to us under the headings "Financial Statements" and "Financial Matters" in such Registration Statement.





/s/


PricewaterhouseCoopers LLP





Chicago, Illinois
April 25, 2008